UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Tax-Sensitive Short Duration Fund Strategic Advisers® Tax-Sensitive Short Duration Fund : FGNSX

This semi-annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 4	0.07%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$3,198,643,741
Number of Holdings	1,227
Portfolio Turnover	62%
What did the Fund invest in?
(as of November 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.3
Health Care	11.0
Transportation	10.4
Housing	6.9
Industrial Development	6.0
Resource Recovery	5.7
Synthetics	5.6
Electric Utilities	5.6
Others(Individually Less Than 5%)	16.8
86.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.6
AA - 31.8
A - 32.3
BBB - 6.1
BB - 0.1
Not Rated - 7.5
Equities - 10.7
Short-Term Investments and Net Other Assets (Liabilities) - 6.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.7
New York	7.2
Pennsylvania	4.5
Arizona	4.2
Alabama	4.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915120.101    3058-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Short Duration Fund Strategic Advisers® Short Duration Fund : FAUDX

This semi-annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 2	0.05%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$3,240,014,494
Number of Holdings	1,200
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Funds - 45.6
Corporate Bonds - 20.5
U.S. Treasury Obligations - 11.6
Asset-Backed Securities - 10.1
Fixed-Income Funds - 5.6
CMOs and Other Mortgage Related Securities - 2.5
U.S. Government Agency - Mortgage Securities - 1.8
Other Investments - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
PIMCO Short-Term Fund Institutional Class	13.1
JPMorgan Ultra-Short Income ETF	11.2
Baird Ultra Short Bond Fund Institutional Class	8.4
US Treasury Notes	8.4
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	6.7
T. Rowe Price Ultra Short-Term Bond Fund	6.2
US Treasury Bill	3.2
iShares 1-3 Year Treasury Bond ETF	3.0
Baird Short-Term Bond Fund Institutional Class	2.6
Fannie Mae Mortgage pass-thru certificates	1.0
63.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915119.101    2387-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Municipal Bond Fund Strategic Advisers® Municipal Bond Fund : FSMUX

This semi-annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 4	0.08%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$13,247,692,254
Number of Holdings	7,007
Portfolio Turnover	27%
What did the Fund invest in?
(as of November 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	16.1
Transportation	14.0
Health Care	9.3
Special Tax	9.0
Others(Individually Less Than 5%)	19.9
68.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.2
AA - 24.5
A - 21.0
BBB - 8.7
BB - 2.0
B - 0.4
CCC,CC,C - 0.0
D - 0.0
Not Rated - 8.6
Equities - 28.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	7.3
California	5.9
Illinois	5.7
Texas	5.6
Florida	3.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915127.101    6352-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Fidelity® U.S. Total Stock Fund Strategic Advisers® Fidelity® U.S. Total Stock Fund : FCTDX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 7	0.12%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$200,712,420,305
Number of Holdings	2,029
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	13.2
Financials	8.7
Industrials	6.8
Health Care	5.6
Communication Services	4.9
Consumer Discretionary	4.6
Consumer Staples	3.0
Energy	2.8
Materials	1.3
Utilities	1.2
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 52.5
Domestic Equity Funds - 45.6
Bonds - 1.0
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.1
United Kingdom - 0.7
Canada - 0.6
Taiwan - 0.3
Netherlands - 0.2
France - 0.2
Belgium - 0.2
Zambia - 0.1
Germany - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI U.S. Quality Index Fund	11.0
Fidelity Growth Company Fund	9.4
Fidelity SAI U.S. Low Volatility Index Fund	5.5
Fidelity Advisor Magellan Fund - Class Z	4.5
Fidelity Contrafund	2.9
Fidelity SAI U.S. Value Index Fund	2.8
NVIDIA Corp	2.8
Fidelity Advisor Blue Chip Growth Fund - Class Z	2.6
Microsoft Corp	2.4
Apple Inc	2.3
46.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915121.101    3080-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Fidelity® Emerging Markets Fund Strategic Advisers® Fidelity® Emerging Markets Fund : FGOMX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 12	0.21%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$31,601,348,193
Number of Holdings	322
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.7
Financials	13.7
Consumer Discretionary	7.4
Communication Services	6.0
Industrials	5.4
Materials	4.3
Energy	1.9
Health Care	1.7
Consumer Staples	1.6
Utilities	0.3
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 58.2
International Equity Funds - 38.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.4
China - 16.1
Taiwan - 10.6
Korea (South) - 6.4
India - 6.4
South Africa - 2.9
Brazil - 2.7
Mexico - 2.1
Indonesia - 1.1
Others - 9.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	21.9
Fidelity SAI Emerging Markets Index Fund	10.3
Taiwan Semiconductor Manufacturing Co Ltd	7.5
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.4
Tencent Holdings Ltd	3.7
Samsung Electronics Co Ltd	2.9
Invesco Government & Agency Portfolio Institutional Class	2.7
Naspers Ltd Class N	1.2
SK Hynix Inc	1.0
HDFC Bank Ltd	1.0
57.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915123.101    3310-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Fidelity® Core Income Fund Strategic Advisers® Fidelity® Core Income Fund : FIWGX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 2	0.04%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$86,509,967,875
Number of Holdings	6,609
Portfolio Turnover	160%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 31.9
AAA - 3.1
AA - 0.4
A - 3.8
BBB - 8.7
BB - 0.9
B - 0.2
CCC,CC,C - 0.0
D - 0.0
Not Rated - 4.9
Equities - 49.7
Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 49.0
U.S. Government Agency - Mortgage Securities - 17.9
U.S. Treasury Obligations - 14.0
Corporate Bonds - 12.4
CMOs and Other Mortgage Related Securities - 5.3
Asset-Backed Securities - 4.0
Short-Term Funds - 0.7
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.1
Others - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Grand Cayman (UK Overseas Ter) - 1.2
United Kingdom - 0.7
Canada - 0.4
Ireland - 0.3
Italy - 0.2
Mexico - 0.2
Germany - 0.2
France - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Total Bond Fund	21.9
US Treasury Notes	10.6
Fidelity SAI U.S. Treasury Bond Index Fund	6.5
Fannie Mae Mortgage pass-thru certificates	6.1
Fidelity SAI Intermediate Treasury Bond Index Fund	4.7
Ginnie Mae II Pool	4.4
Freddie Mac Gold Pool	3.8
US Treasury Bonds	3.4
Uniform Mortgage Backed Securities	3.2
Fidelity SAI Long-Term Treasury Bond Index Fund	2.8
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915122.101    3306-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Alternatives Fund Strategic Advisers® Alternatives Fund : FSLTX

This semi-annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 7	0.14%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,520,799,915
Number of Holdings	777
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	86.5
Swaps	13.6
Forward Foreign Currency Contracts	10.0
Options	0.1

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 41.2
Alternative Funds - 35.6
Swaps - 6.5
Fixed-Income Funds - 5.2
Forward Foreign Currency Contracts - 4.8
Corporate Bonds - 0.2
Asset-Backed Securities - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
U.S. Treasury Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Options - 0.0
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	18.9
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	11.0
BlackRock Global Equity Market Neutral Fund A Shares	10.5
Stone Ridge Diversified Alternatives Fund Class I	9.0
Federated Hermes MDT Market Neutral Fund A Shares	7.8
Absolute Convertible Arbitrage Fund Investor Shares	6.9
State Street Institutional U.S. Government Money Market Fund Premier Class	6.9
BlackRock Systematic Multi-Strategy Fund Investor A Shares	6.7
The Merger Fund Class A	6.0
Fulcrum Diversified Absolute Return Fund Super Institutional Class	2.3
86.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915143.101    6570-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® U.S. Total Stock Fund Strategic Advisers® U.S. Total Stock Fund : FSAKX

This semi-annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 9	0.17%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$87,951,118,099
Number of Holdings	2,923
Portfolio Turnover	74%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.9
Financials	12.1
Health Care	8.9
Consumer Discretionary	8.6
Communication Services	7.9
Industrials	7.5
Consumer Staples	3.8
Energy	2.7
Utilities	1.9
Materials	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 81.5
Domestic Equity Funds - 16.4
Bonds - 2.3
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Canada - 0.5
Taiwan - 0.3
Netherlands - 0.3
United Kingdom - 0.3
Switzerland - 0.2
Grand Cayman (UK Overseas Ter) - 0.1
South Africa - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.3
Fidelity Growth Company Fund	5.0
Microsoft Corp	4.6
Apple Inc	4.4
Fidelity SAI U.S. Quality Index Fund	3.8
Amazon.com Inc	3.2
Fidelity Extended Market Index Fund	2.3
Broadcom Inc	2.2
Alphabet Inc Class C	2.1
Alphabet Inc Class A	1.7
34.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916852.101    7609-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Strategic Advisers® Fidelity® Alternatives Fund Strategic Advisers® Fidelity® Alternatives Fund : FSAOX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Alternatives Fund for the period June 23, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Alternatives Fund A	$ 9	0.19%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,345,704,751
Number of Holdings	392
Portfolio TurnoverA	14%
A Amount not annualized
What did the Fund invest in?
(as of November 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	68.5
Swaps	13.9
Forward Foreign Currency Contracts	4.8

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 36.6
Alternative Funds - 33.7
Swaps - 7.4
Fixed-Income Funds - 5.4
Common Stocks - 3.9
Forward Foreign Currency Contracts - 2.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	16.5
Fidelity SAI Merger Arbitrage Fund	11.7
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	10.2
BlackRock Global Equity Market Neutral Fund A Shares	10.2
Fidelity Investments Money Market Government Portfolio - Institutional Class	9.9
State Street Institutional U.S. Government Money Market Fund Premier Class	7.4
BlackRock Systematic Multi-Strategy Fund Investor A Shares	7.2
Stone Ridge Diversified Alternatives Fund Class I	7.0
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	4.3
Fidelity SAI Managed Futures Fund	4.1
88.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918627.100    9037-TSRS-0126

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Tax-Sensitive Short Duration Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Fixed-Income Funds - 10.7%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,624,645	66,445,190
JPMorgan Ultra-Short Municipal Inc ETF	1,378,669	70,284,547
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	12,893,328	204,617,115
TOTAL FIXED-INCOME FUNDS (Cost $341,710,104)		341,346,852

Municipal Securities - 86.3%
	Principal Amount (a)	Value ($)
Alabama - 4.1%
Education - 0.0%
University South AL Univ Rev Series 2021, 4% 4/1/2026 (Build America Mutual Assurance Co Insured)	500,000	502,172
Electric Utilities - 0.6%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014A, 2.9% 12/1/2037 VRDN (b)	100,000	100,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	740,000	741,739
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	235,000	237,121
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	12,000,000	12,009,449
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.95% 12/1/2036 VRDN (b)(c)	800,000	800,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.95% 8/1/2063 VRDN (b)(c)	5,000,000	5,000,000
		18,888,309
General Obligations - 2.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	7,455,000	7,528,154
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 4.087% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(d)	5,000,000	5,029,275
Black Belt Energy Gas Dist Alagas Prepay Rev Series 2019 A 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	3,050,000	3,050,000
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	375,000	393,902
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	1,125,000	1,125,000
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	575,000	580,128
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	9,090,000	9,617,662
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2025 (Goldman Sachs Group Inc/The Guaranteed)	4,000,000	4,000,000
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,416,331
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 3.14% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(d)	2,350,000	2,328,724
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,140,000	1,152,902
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,370,000	2,491,517
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,110,000	2,235,720
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	705,547
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2026	1,750,000	1,768,507
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,286,010
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2026 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,002,939
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2028 (Pacific Life Insurance Co Guaranteed)	290,000	301,403
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2031 (Equitable Financial Life Global Funding Guaranteed)	750,000	808,900
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2032 (Equitable Financial Life Global Funding Guaranteed)	825,000	888,861
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	1,955,000	2,061,047
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2026	1,500,000	1,508,952
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,213,228
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,030,689
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity And Life Company Guaranteed)	1,310,000	1,358,173
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity And Life Company Guaranteed)	175,000	186,022
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,290,534
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	401,593
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	926,192
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,052,657
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,066,112
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	348,708
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity And Life Company Guaranteed)	825,000	889,948
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2028 (New York Life Insurance Co Guaranteed)	930,000	968,970
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2029 (New York Life Insurance Co Guaranteed)	685,000	721,982
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2030 (New York Life Insurance Co Guaranteed)	690,000	737,418
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	3,550,000	3,674,087
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	2,600,000	2,735,205
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	4,525,000	4,869,977
		85,752,976
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.17% 11/1/2042 VRDN (b)	2,346,000	2,346,000
Infirmary Hlth Sys Spl Care 5% 2/1/2026	500,000	501,222
		2,847,222
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.1% 8/1/2036 VRDN (b)(c)	5,500,000	5,500,000
Other - 0.2%
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,260,316
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,766,870
		7,027,186
Synthetics - 0.3%
Black Belt Energy Gas District Participating VRDN 3.09% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	6,800,000	6,800,000
Black Belt Energy Gas District Participating VRDN 3.2% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,460,000	2,460,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.09% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,600,000	1,600,000
		10,860,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	452,510
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	425,193
		877,703
TOTAL ALABAMA		132,255,568
Alaska - 0.2%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	840,000	853,601
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	465,000	483,680
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	185,000	196,753
		1,534,034
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	345,000	338,704
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2025 (c)	485,000	485,000
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (c)	510,000	518,928
		1,003,928
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK 5% 6/1/2026	1,000,000	1,009,290
Transportation - 0.1%
Alaska Airport 5% 10/1/2028 (c)	1,000,000	1,055,930
TOTAL ALASKA		4,941,886
Arizona - 4.2%
Education - 0.1%
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Inc Insured)	1,540,000	1,568,426
Tempe AZ Indl Dev Auth Rev (Various Capital Projects) 2.93% 7/1/2034, LOC Bank of America NA VRDN (b)	1,089,000	1,089,000
		2,657,426
Electric Utilities - 0.2%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	2,055,000	2,059,491
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3% 5/1/2029 VRDN (b)	3,300,000	3,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3% 5/1/2029 VRDN (b)	2,600,000	2,600,000
		7,959,491
Health Care - 0.8%
Arizona Health Facs Auth Rev Series 2015 B, 3.04% tender 1/1/2046 (b)	2,025,000	2,012,721
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	750,000	752,645
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	6,040,000	6,086,071
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	9,600,000	9,694,461
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,216,643
Maricopa Cnty AZ Ida Rev 2.7% 2/11/2026 CP	4,000,000	4,000,372
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	776,280
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	738,700
		26,277,893
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	2,080,000	2,043,161
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,039,642
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,052,691
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (b)	3,500,000	3,502,834
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	8,015,000	7,910,208
		19,548,536
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	11,300,000	11,486,431
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	570,000	571,220
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(c)	7,400,000	7,521,002
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	4,000,000	4,059,754
		23,638,407
Resource Recovery - 1.3%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	36,275,000	36,274,159
Yavapai Cnty AZ Ida Sld Wst Rv (Republic Services Inc Proj.) Series 2010, 3.2% tender 4/1/2029 (b)	1,500,000	1,500,000
		37,774,159
Synthetics - 0.5%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.02% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,500,000	1,500,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.02% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,381,000	3,381,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.07% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	7,015,000	7,015,000
Salt River Proj AZ Agric & Pwr Participating VRDN Series 2025 1009, 2.87% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,815,000	3,815,000
		15,711,000
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	401,403
TOTAL ARIZONA		133,968,315
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.1% 6/1/2028 VRDN (b)(c)	400,000	400,000
Lowell Ark Indl Dev Rev Series 1996, 3% 6/1/2031 VRDN (b)(c)	5,800,000	5,800,000
		6,200,000
TOTAL ARKANSAS		6,200,000
California - 4.0%
Education - 0.1%
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	2,500,000	2,521,383
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2027	405,000	416,193
		2,937,576
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Proj Series 2025B, 3.7% tender 7/1/2040 (b)	3,000,000	3,005,646
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	1,850,000	1,954,656
		4,960,302
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2026 (Escrowed to Maturity)	2,325,000	2,377,529
General Obligations - 0.6%
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,134,610
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	631,481
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	1,565,000	1,636,846
California Community Choice Financing Authority Series 2025C, 5% 10/1/2029 (American General Life Insurance Co Guaranteed)	1,250,000	1,326,766
California Community Choice Financing Authority Series 2025C, 5% 4/1/2030 (American General Life Insurance Co Guaranteed)	1,250,000	1,336,636
Los Angeles CA TRAN Series 2025, 5% 6/25/2026	9,000,000	9,133,467
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2026	1,585,000	1,618,928
Northern California Energy Authority Series 2024, 5% 8/1/2026	450,000	455,442
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,039,436
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,185,124
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	686,264
State of California Gen. Oblig. 5% 3/1/2028	65,000	65,120
		20,250,120
Health Care - 0.3%
California Statewide Community Development Authority Rev 5% 10/1/2028 (g)	10,000,000	10,640,099
Housing - 0.3%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,066,021
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,002,296
		8,068,317
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	366,447
Resource Recovery - 1.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	4,700,000	4,698,896
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	6,900,000	6,898,583
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.1% tender 12/1/2044 (b)(c)	3,000,000	2,999,750
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.8% tender 10/1/2045 (b)(c)	950,000	950,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,000,000	4,998,435
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	3,700,000	3,710,640
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.45% tender 11/1/2042 (b)(c)(g)	200,000	200,015
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(g)	5,100,000	5,097,395
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	3,100,000	3,101,089
		32,654,803
Synthetics - 0.7%
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.07% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)(f)	2,600,000	2,600,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.07% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,500,000	1,500,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.97% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,600,000	1,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.97% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	515,000	515,000
California Stwide Cmnty Dev Mf Participating VRDN Series 2025 MIZ9233, 3.07% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	7,310,000	7,310,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.97% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	5,400,000	5,400,000
San Jose CA Mf Hsg Participating VRDN Series 2025 CF7005, 2.91% 9/1/2048 (Liquidity Facility Citibank NA) (b)(e)	1,991,484	1,991,484
		20,916,484
Transportation - 0.8%
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	100,000	100,047
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	290,000	289,559
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	3,310,000	3,344,303
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,205,000	1,217,488
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	550,000	555,700
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	135,000	136,399
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	1,460,000	1,501,782
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	440,000	452,592
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	6,515,000	6,844,486
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2027 (c)	1,300,000	1,337,204
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	440,000	444,560
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	3,910,000	3,988,695
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	1,705,000	1,786,366
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2029 (c)	1,100,000	1,176,458
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (c)	1,680,000	1,802,098
		24,977,737
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (h)	225,000	209,855
TOTAL CALIFORNIA		128,359,269
Colorado - 1.1%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.14% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	375,000	375,000
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	905,000	923,742
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	3,060,000	3,228,335
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	406,847
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	340,000	341,052
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,155,000	2,189,407
		7,089,383
Housing - 0.4%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,100,584
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	60,000	60,530
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	30,000	30,282
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	1,175,000	1,183,297
		10,374,693
Other - 0.0%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (b)	1,145,000	1,151,167
Special Tax - 0.2%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Inc Insured)	435,000	435,000
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,042,473
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2025	1,900,000	1,900,000
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,084,183
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2030 (Assured Guaranty Inc Insured)	800,000	882,934
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2031 (Assured Guaranty Inc Insured)	800,000	896,639
		6,241,229
Synthetics - 0.1%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.09% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,935,000	1,935,000
Transportation - 0.2%
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	818,090
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	775,000	792,492
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,315,000	2,404,574
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	185,000	195,493
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2027 (c)	3,035,000	3,157,430
		7,368,079
TOTAL COLORADO		34,534,551
Connecticut - 0.9%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.5% 7/1/2042 VRDN (b)	2,000,000	2,000,000
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2048 (b)	2,650,000	2,648,246
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	8,650,000	8,644,958
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,000,000	998,951
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,575,000	2,578,368
		16,870,523
General Obligations - 0.1%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	207,475
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,323,286
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	710,000	751,617
West Haven CT BAN 4.25% 3/26/2026	1,025,000	1,028,763
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	256,974
		3,568,115
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	260,000	262,445
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2026	200,000	201,881
		464,326
Housing - 0.2%
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	5,001,850
Other - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2025 SUB D 2, 3.1% tender 11/15/2064 (b)	1,225,000	1,221,603
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	533,212
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	642,028
		1,175,240
TOTAL CONNECTICUT		28,301,657
District Of Columbia - 0.4%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2027	500,000	513,610
General Obligations - 0.1%
District Columbia 2.77% 1/8/2026, LOC Barclays Bank PLC CP	3,600,000	3,600,183
Housing - 0.3%
District Columbia Hsg Fin Mult Series 2022, 2.875% tender 9/1/2041 (b)	2,750,000	2,743,644
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,808,288
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,066,735
		5,618,667
Other - 0.0%
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,478,486
TOTAL DISTRICT OF COLUMBIA		11,210,946
District Of Columbia,Maryland,Virginia - 0.3%
Synthetics - 0.3%
Washington Metropolitan Area Transit Authority Participating VRDN 2.82% 7/15/2060 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,625,000	9,625,000
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	145,000	147,734
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (c)	325,000	331,130
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	1,585,000	1,642,903
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,785,000	1,850,209
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	920,000	937,353
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	1,690,000	1,787,357
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,695,000	1,726,970
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	3,985,000	4,130,580
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (c)	550,000	570,093
		13,124,329
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,124,329
Florida - 4.0%
Education - 0.0%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	527,531
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	671,417
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	765,466
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	171,616
		2,136,030
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	305,132
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,430,238
		1,735,370
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (c)	625,000	634,956
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,965
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	745,000	760,751
		1,903,672
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,049,735
Broward County FL School District Series 2025, 5% 7/1/2028 (Assured Guaranty Inc Insured)	2,105,000	2,228,467
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,080,296
Flagler Cnty FL Sch Brd Ctfs Partn (Flagler Cnty Fla Sch Dist Proj.) Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	2,000,000	2,149,655
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	66,312
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	57,408
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,300,000	1,370,633
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	720,000	780,673
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	25,000	25,336
		8,808,515
Health Care - 0.6%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	290,000	291,873
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	339,860
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2026	175,000	176,848
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	154,666
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 2.81% 11/15/2035 VRDN (b)	2,100,000	2,100,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 2.83% 8/1/2036 VRDN (b)	180,000	180,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 2.83% 8/1/2036 VRDN (b)	690,000	690,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,529,633
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.38% 4/1/2049 VRDN (b)	9,800,000	9,800,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,479,916
		20,742,796
Housing - 0.3%
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,251,908
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 5% tender 12/1/2026 (b)	605,000	605,000
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	265,000	265,835
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,373,026
Lee Cnty FL Hsg Fin Auth Mfh Series 2025 B, 3.125% tender 10/1/2029 (b)	1,750,000	1,749,570
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	1,690,000	1,690,448
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,023,693
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	760,000	763,591
		10,723,071
Other - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2025 S, 2.85% tender 10/1/2043 (b)	2,000,000	1,974,067
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,022,113
		6,996,180
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,035,000	2,046,210
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	3,800,000	3,801,178
		5,847,388
Special Tax - 0.9%
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Inc Insured)	275,000	279,856
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.53% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,001
Monroe Cnty FL School Dist TAN Series 2025, 4% 6/30/2026	6,055,000	6,103,280
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2028 (Assured Guaranty Inc Insured)	670,000	701,029
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2028 (Assured Guaranty Inc Insured)	745,000	779,503
		27,663,669
Synthetics - 0.7%
Cap Trust FL Landfill Participating VRDN Series 2025 YX1371, 3.1% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN 3.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.99% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	9,710,000	9,710,000
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.02% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	920,000	920,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 2.94% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	6,000,000	6,000,000
Orlando Health Participating VRDN Series 2022 026, 3.09% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	500,000	500,000
		20,930,000
Transportation - 0.6%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (c)	1,000,000	1,015,210
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	1,250,000	1,290,685
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,965
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,965
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,015,930
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,011,109
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,015,930
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,015,930
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	10,000	10,173
Lee Cnty FL Airport 5% 10/1/2027 (c)	1,450,000	1,499,554
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2028 (c)	4,100,000	4,321,309
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (c)	2,625,000	2,706,554
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	105,000	106,675
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	2,100,000	2,171,769
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (c)	1,250,000	1,317,472
		19,514,230
TOTAL FLORIDA		127,000,921
Georgia - 4.0%
Electric Utilities - 1.6%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.1% 1/1/2038 VRDN (b)	15,430,000	15,430,001
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	1,200,000	1,189,323
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.95% 11/1/2062 VRDN (b)(c)	2,650,000	2,650,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3% 11/1/2062 VRDN (b)(c)	900,000	900,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,389,537
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,180,896
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	6,000,000	6,034,983
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	3,960,000	3,974,316
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	2,875,000	2,885,393
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,003,106
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	888,864
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	310,000	314,446
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	300,000	304,302
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	430,761
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	392,270
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	610,000	612,331
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,250,000	1,252,803
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	3,675,000	3,683,240
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,507,848
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	573,115
		49,597,535
General Obligations - 1.3%
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,214,957
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	3,235,000	3,276,636
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,980,000	2,019,244
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,034,223
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	750,000	786,662
Main Street Natural Gas Inc 5% 6/1/2026 (Citigroup Inc Guaranteed)	2,100,000	2,117,291
Main Street Natural Gas Inc 5% 6/1/2026 (Toronto Dominion Bank Guaranteed)	700,000	706,146
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	267,466
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	480,000	507,822
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,213,545
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	4,055,000	4,081,561
Main Street Natural Gas Inc Series 2022 C, 4% tender 8/1/2052 (b)(g)	3,000,000	3,000,980
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	2,750,000	2,750,000
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	246,665
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	800,000	806,587
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,300,000	1,364,088
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	930,000	934,015
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	1,550,000	1,550,000
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	630,265
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,752,182
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,932,356
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	680,000	682,935
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,063,655
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	557,284
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	941,330
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	310,000	333,649
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	278,641
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	889,487
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,079,292
Main Street Natural Gas Inc Series 2024E, 5% 12/1/2025	2,600,000	2,600,000
		41,618,964
Health Care - 0.3%
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 2.82% 4/1/2047, LOC Bank of America NA VRDN (b)	9,100,000	9,100,000
Housing - 0.3%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,520,694
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	3,602,000	3,599,922
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,235,208
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,603,432
		9,959,256
Other - 0.1%
City of Atlanta GA 2.78% 12/17/2025 CP	3,285,000	3,284,992
Columbia GA Hsg Au Mlti Fam Rv 5% tender 4/1/2028 (b)	1,250,000	1,281,076
		4,566,068
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.07% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,600,000	1,600,000
Roswell Development Authority (Wellstar Health System Inc Proj.) Series 2025 A, 2.9% 4/1/2047, LOC Truist Bank VRDN (b)	300,000	300,000
		1,900,000
Transportation - 0.3%
Atlanta GA Arpt Rev 5% 7/1/2026 (c)	1,000,000	1,011,777
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2026 (c)	2,250,000	2,276,500
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (c)	2,045,000	2,108,620
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	3,655,000	3,909,049
		9,305,946
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 2.73% 12/3/2025, LOC TD Bank NA CP	2,524,000	2,523,981
TOTAL GEORGIA		128,571,750
Hawaii - 0.4%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2016 FB, 4% 4/1/2029	6,000,000	6,018,719
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	833,456
		6,852,175
Housing - 0.2%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,230,657
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,080,000	2,097,498
		6,328,155
TOTAL HAWAII		13,180,330
Idaho - 0.1%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	569,396
Housing - 0.1%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,098
Idaho Hsg & Fin Assn Multifamily Hsg Rev 3.35% tender 6/10/2050 (b)	2,500,000	2,511,181
		2,531,279
TOTAL IDAHO		3,100,675
Illinois - 3.9%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	35,000	35,388
Illinois Fin Auth Rev 0% 12/11/2025 CP	4,000,000	3,999,834
Illinois Fin Auth Rev 0% 12/15/2025 CP	4,900,000	4,899,853
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	650,000	653,982
		9,589,057
Escrowed/Pre-Refunded - 0.2%
Metropolitan Pier & Expo Auth Hosp Facs Rev 7% 7/1/2026 (Escrowed to Maturity)	575,000	588,630
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	940,000	950,610
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	2,385,000	2,411,921
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	4,545,000	4,596,303
		8,547,464
General Obligations - 1.5%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (h)	800,000	797,642
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	673,797
Chicago IL Brd Ed Series 2025C, 5.25% 12/1/2028	1,000,000	1,025,726
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2028	1,065,000	1,067,165
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,640,121
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,663,044
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2027	3,035,000	3,102,374
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	235,000	237,884
Illinois St Gen. Oblig. 5% 3/1/2026	2,185,000	2,196,033
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	300,000	300,496
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2030	3,000,000	3,004,803
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	710,000	710,000
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,035,835
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,924,080
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,787,597
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2026	880,000	890,998
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,500,000	1,512,588
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,073,041
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	5,000,000	5,058,759
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	1,500,000	1,512,588
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	3,003,690
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	655,523
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,067,703
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,087,045
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	512,638
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	597,471
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,520
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (h)	80,000	79,720
		43,613,881
Health Care - 0.3%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2025	430,000	430,000
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	95,123
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	20,000	20,140
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	141,206
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	3,000,000	3,022,570
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	4,785,000	4,919,524
		8,628,563
Housing - 0.1%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	40,000	39,088
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	505,000	506,557
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	2,050,000	2,056,462
		2,602,107
Other - 0.1%
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 3.957% tender 11/1/2034 (b)(d)	1,935,000	1,935,586
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	521,801
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	575,000	503,069
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	1,000,000	890,920
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,036,291
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,735,556
		4,687,637
Synthetics - 0.1%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.3% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,385,000	1,385,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.07% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,000,000	2,000,000
		4,385,000
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (c)	1,595,000	1,626,412
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (c)	700,000	701,078
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	2,500,000	2,549,235
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	1,815,000	1,850,745
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (c)	2,150,000	2,227,457
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	7,500,000	7,647,706
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	85,000	86,674
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	900,000	901,386
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,580,000	6,817,055
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	2,615,000	2,619,028
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5307, 5% 6/1/2026	2,000,000	2,018,413
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	2,750,000	2,775,319
		31,820,508
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,977,377
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,529,360
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	1,275,000	1,307,654
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	465,000	487,950
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2029	2,000,000	2,164,225
		7,466,566
TOTAL ILLINOIS		123,276,369
Indiana - 2.2%
Education - 0.0%
Indiana Univ Revs 2.65% 2/10/2026 CP	1,592,000	1,592,147
Electric Utilities - 0.3%
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	4,000,000	4,105,044
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,120,000	5,240,640
		9,345,684
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	479,329
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	516,881
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,239,577
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	645,342
		2,881,129
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	235,591
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	353,866
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	402,197
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	537,869
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	4,070,000	4,270,124
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	3,680,000	3,672,522
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025A 1, 5% 11/15/2028 (i)	675,000	717,754
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	208,292
		10,398,215
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	670,000	657,249
Industrial Development - 0.8%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	24,500,000	24,761,746
Lease Revenue - 0.2%
Fort Wayne IN Redev Auth Lease Rent Rev Series 2022, 4% 8/1/2026	895,000	903,018
Indiana St Fin Auth Rev Series 2025A, 5% 2/1/2030	5,000,000	5,416,480
		6,319,498
Resource Recovery - 0.3%
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(c)	5,000,000	5,027,552
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 5/1/2028 (b)(c)	1,600,000	1,600,000
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.8% tender 5/1/2028 (b)(c)	2,900,000	2,900,000
		9,527,552
Special Tax - 0.1%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2030	175,000	191,061
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2028	275,000	291,977
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2029	475,000	514,306
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2030	275,000	302,662
Wayne Twp IN Maron CO Schbld C Series 2025B, 5% 7/15/2026	1,160,000	1,174,488
		2,474,494
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	1,000,000	1,001,770
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	385,000	385,681
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	760,000	775,376
		2,162,827
TOTAL INDIANA		70,120,541
Iowa - 0.4%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2025 (c)	985,000	985,000
General Obligations - 0.2%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,072,650
Industrial Development - 0.1%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	2,890,000	2,885,964
Other - 0.1%
Mahaska Cnty Iowa Gen. Oblig. Series 2024A, 5% 12/1/2025	1,625,000	1,625,000
TOTAL IOWA		12,568,614
Kansas - 0.8%
Electric Utilities - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Escrowed/Pre-Refunded - 0.1%
Valley Center Kans Gen. Oblig. 4.375% 12/1/2025 (Escrowed to Maturity)	2,890,000	2,890,000
Health Care - 0.0%
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	1,465,000	1,547,751
Housing - 0.1%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	2,610,000	2,595,132
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	1,700,000	1,712,702
		4,307,834
Other - 0.4%
Manhattan KS 5% 6/15/2028 (Build America Mutual Assurance Co Insured)	6,000,000	6,059,429
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,000,953
		11,060,382
TOTAL KANSAS		24,805,967
Kentucky - 2.2%
Electric Utilities - 0.3%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	500,000	491,063
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,980,000	9,048,575
		9,539,638
General Obligations - 0.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	8,000,000	8,130,784
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	325,000	325,717
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	500,000	504,390
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	588,786
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2026	300,000	300,727
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	371,569
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2026	250,000	252,560
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,065,423
Kentucky Interlocal Sch Transn Assn Equip Lease Rev Ctfs Partn Series 2023, 4% 3/1/2026	1,105,000	1,108,011
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	1,375,000	1,385,768
		14,033,735
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2026	550,000	551,307
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 3.12% 5/1/2034 VRDN (b)	4,280,000	4,280,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,044,398
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	711,226
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,764,266
		9,351,197
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(c)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(c)	7,000,000	7,000,000
		13,820,000
Other - 0.2%
Mercer Cnty KY Pollution Ctl Rev 2.95% tender 1/21/2026 CP mode	7,400,000	7,400,489
Resource Recovery - 0.0%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 4/1/2031 (b)(c)	1,400,000	1,400,000
Water & Sewer - 0.6%
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	4,956,919
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	4,991,098
Rural Wtr Fing Agy KY Pub Projs Rev Series 2025A, 2.75% 5/1/2028	5,000,000	4,932,783
		14,880,800
TOTAL KENTUCKY		70,425,859
Louisiana - 0.9%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	165,000	177,743
Industrial Development - 0.6%
St James Parish LA Rev (Nucor Corp Proj.) 3% 11/1/2040 VRDN (b)	1,850,000	1,850,000
St James Parish LA Rev (Nucor Corp Proj.) 3.04% 11/1/2040 VRDN (b)	9,600,000	9,600,001
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,045,000	3,058,684
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (b)	2,500,000	2,487,256
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,004,300
		19,000,241
Special Tax - 0.1%
Louisiana St Gas & Fuel Tax Rv Series 2022 A, U.S. SOFR Index + 0.5%, 3.307% tender 5/1/2043 (b)(d)	3,845,000	3,837,653
Synthetics - 0.0%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.07% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,000,000	1,000,000
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	1,280,000	1,282,189
New Orleans LA Aviation Board 5% 1/1/2026 (c)	215,000	215,368
New Orleans LA Aviation Board 5% 1/1/2027 (c)	1,430,000	1,459,237
New Orleans LA Aviation Board 5% 1/1/2028 (c)	2,690,000	2,789,666
		5,746,460
TOTAL LOUISIANA		29,762,097
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2026	975,000	985,860
Maryland - 0.9%
General Obligations - 0.1%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	1,000,000	1,016,384
State of Maryland Gen. Oblig. Series 2017, 4% 3/15/2030	3,000,000	3,049,568
		4,065,952
Health Care - 0.1%
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) Series 2020, 5% 1/1/2026	140,000	140,199
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,397,437
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.9% tender 12/1/2041 (b)	2,900,000	2,900,001
		4,437,637
Housing - 0.1%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,805,000	2,806,410
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	90,000	90,831
		2,897,241
Other - 0.0%
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2026	600,000	604,818
Special Tax - 0.1%
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	1,011,226
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2026	850,000	860,239
		1,871,465
Synthetics - 0.3%
Baltimore County Gen. Oblig. Participating VRDN 3.14% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.13% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,700,000	3,700,001
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.02% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,600,000	2,600,000
Maryland Stadium Auth Built To Learn Rev Participating VRDN 2.84% 6/1/2054 (b)(e)	1,700,000	1,700,000
		9,600,001
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Inc Insured) (c)	1,450,000	1,523,755
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	670,000	667,372
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	550,000	539,560
		2,730,687
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	772,615
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,048,622
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,023,331
		3,844,568
TOTAL MARYLAND		30,052,369
Massachusetts - 1.7%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (c)	7,000,000	7,014,577
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (c)	1,000,000	1,009,996
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	2,390,000	2,413,890
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	365,000	368,648
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,841,879
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2026	560,000	560,625
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	512,790
		13,722,405
General Obligations - 0.3%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	930,000	945,120
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	2,600,000	2,629,626
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	1,300,000	1,307,987
Spencer East Brookfield MA BAN 3.75% 12/18/2025	5,000,000	4,999,202
		9,881,935
Health Care - 0.3%
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	20,000	20,229
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.5% tender 7/1/2042 (Assured Guaranty Inc Insured) (b)	8,815,000	8,815,000
		8,835,229
Housing - 0.0%
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	895,000	899,597
Other - 0.7%
Massachusetts Development Finance Agency (Boston University Mass Proj.) 2.67% tender 3/4/2026 CP mode	5,000,000	5,000,598
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	14,990,207
		19,990,805
Transportation - 0.0%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (c)	285,000	292,885
TOTAL MASSACHUSETTS		53,622,856
Michigan - 1.7%
Education - 0.1%
University MI Univ Revs 2.61% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	522,307
		2,522,307
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	1,000,000	989,986
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	3,465,000	3,456,872
		4,446,858
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,130,000	1,137,769
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,218,448
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	676,553
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	306,838
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	327,721
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	348,892
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	368,473
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2029 (State of Michigan Guaranteed)	200,000	215,413
Portage MI Pub Schs 5% 11/1/2028	20,000	20,186
		4,620,293
Health Care - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	15,000	15,127
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.04% tender 1/15/2047 (b)(d)	965,000	965,000
		980,127
Housing - 0.1%
Michigan St Hsg Dev Auth Mfrev Series 2024, 3.8% tender 7/1/2041 (b)	2,000,000	2,005,372
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	1,640,000	1,614,778
		3,620,150
Lease Revenue - 0.4%
Michigan St Bldg Auth Rev Series 2023 I, 2.89% 4/15/2058 (b)	10,000,000	10,000,000
Other - 0.0%
Michigan Finance Authority Series 2025A 2, 5% 8/20/2026	375,000	381,200
Pooled Loans - 0.3%
Michigan Finance Authority RAN Series 2025 A 1, 5% 7/20/2026	9,685,000	9,826,619
Synthetics - 0.1%
Western MI Univ Revs Participating VRDN Series 2025 YX1397, 2.83% 11/15/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,440,000	4,440,000
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (c)	3,000,000	3,162,544
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2026 (c)	4,990,000	5,079,869
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,750,000	3,884,010
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	465,000	465,108
		12,591,531
TOTAL MICHIGAN		53,429,085
Minnesota - 1.3%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,022,436
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	20,000	20,000
University MN 2.62% 12/16/2025 CP	4,500,000	4,499,976
University MN 2.69% 2/10/2026 CP	2,500,000	2,500,340
University MN 2.69% 3/10/2026 CP	1,200,000	1,200,127
University MN 2.7% 2/5/2026 CP	2,500,000	2,500,228
		11,743,107
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2026	1,300,000	1,319,574
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	100,000	101,505
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,747,496
Pelican Rapids Minn Gen. Oblig. Series 2024A, 4% 12/15/2025	2,515,000	2,516,235
		5,684,810
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,820,054
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	116,330
Minnesota St Hsg Fin Agy Series 2025F2, 3.7% 8/1/2026	2,000,000	2,001,132
		2,117,462
Other - 0.1%
Hennepin Cnty Minn 2.6% 1/6/2026 CP	2,500,000	2,499,839
Minnesota Rural Wtr Fin Auth 3.3% 8/1/2026	2,000,000	2,000,918
		4,500,757
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.02% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,420,000	2,420,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2019 C, 5% 1/1/2026	380,000	380,734
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	470,000	470,816
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	1,580,000	1,613,663
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (c)	4,755,000	4,856,309
		7,321,522
TOTAL MINNESOTA		40,607,712
Mississippi - 0.6%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	3,475,000	3,306,413
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2029	175,000	186,752
Industrial Development - 0.3%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev 2.9% 11/1/2035 VRDN (b)	10,000,000	10,000,000
Resource Recovery - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(c)	5,000,000	5,017,242
TOTAL MISSISSIPPI		18,510,407
Missouri - 1.1%
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,064,341
Kearney MO Gen. Oblig. Series 2020, 2% 3/1/2034	715,000	628,658
		1,692,999
Health Care - 0.6%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	20,000	20,102
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	10,000,000	10,499,433
Missouri Hlth & Edl Facs Rev Series 2021 B, 4% tender 5/1/2051 (b)	9,135,000	9,180,236
		19,699,771
Housing - 0.2%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,285,940
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	40,000	40,180
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	75,000	74,141
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	3,800,000	3,799,677
		5,199,938
Lease Revenue - 0.0%
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	556,857
Other - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig 5% 3/1/2027 (c)	1,000,000	1,022,203
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	984,031
		2,006,234
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.3% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,740,000	4,740,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.02% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,700,000	1,700,000
		6,440,000
TOTAL MISSOURI		35,595,799
Montana - 0.0%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	100,000	106,731
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	200,000	199,303
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,120
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	190,000	187,093
		406,516
TOTAL MONTANA		513,247
Nebraska - 0.3%
Electric Utilities - 0.2%
Nebraska Pub Pwr Dist Rev 2.68% 3/3/2026, LOC Bank of America NA CP	5,000,000	5,000,629
General Obligations - 0.0%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	1,415,000	1,515,115
Housing - 0.1%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,272,770
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	45,000	45,043
		2,317,813
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.1% 11/1/2026 VRDN (b)(c)	700,000	700,000
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,000,000	1,039,018
TOTAL NEBRASKA		10,572,575
Nevada - 0.2%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	2,065,000	2,068,017
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	341,083
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	273,122
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	370,000	378,209
		3,060,431
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(g)	2,400,000	2,399,955
Transportation - 0.0%
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	285,157
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (c)	200,000	205,440
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (c)	225,000	234,105
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (c)	580,000	612,220
		1,336,922
TOTAL NEVADA		6,797,308
New Hampshire - 0.7%
Education - 0.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,758,226
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,030,000	8,054,020
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	500,000	501,496
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,751,187
		15,064,929
Housing - 0.0%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	1,010,000	1,010,451
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	215,000	215,085
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	672,525
		1,898,061
Resource Recovery - 0.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	2,100,000	2,100,821
Synthetics - 0.1%
Nat'L Fin Auth NH Specialty Bonds Participating VRDN Series 2024 MS0023, 3.09% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	4,170,000	4,170,000
TOTAL NEW HAMPSHIRE		23,233,811
New Jersey - 3.0%
Education - 0.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	420,000	419,999
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (c)	2,500,000	2,500,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (c)	2,225,000	2,225,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	1,245,000	1,285,409
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (c)	700,000	700,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,446,905
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (c)	1,800,000	1,800,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (c)	2,000,000	2,030,743
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	1,000,000	1,047,716
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(c)	2,000,000	2,015,463
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	2,700,000	2,782,350
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2027 (c)	1,900,000	1,957,950
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2028 (c)	2,000,000	2,095,433
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	1,250,000	1,321,809
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	580,000	625,603
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	460,000	506,051
		24,760,431
Electric Utilities - 0.0%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr CO Inc Proj.) Series 2020 E, 0.85% 12/1/2025 (c)	1,600,000	1,599,999
General Obligations - 1.4%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	8,100,000	8,144,562
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	4,000,000	4,033,038
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	4,400,000	4,433,035
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026	1,000,000	1,003,829
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 5% 6/15/2026	3,375,000	3,417,528
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,510,000	1,539,283
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,123,639
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2026	555,000	561,993
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	5,300,000	5,330,589
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,970,000	1,994,823
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	160,588
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	415,408
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	207,704
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	1,000,000	998,906
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	355,000	354,611
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	145,000	136,467
New Jersey Trans Trust Fund Auth 5% 12/15/2025	200,000	200,159
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	895,000	906,133
Newark NJ Bd of Ed Bd 5% 7/15/2026 (Build America Mutual Assurance Co Insured)	300,000	304,493
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,287,494
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	605,989
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	609,485
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	261,354
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	167,865
Orange Twp NJ BAN 4% 3/18/2026	4,700,000	4,714,619
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	474,224
		44,387,818
Housing - 0.3%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2028	3,000,000	2,989,902
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	1,000,000	1,016,199
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,090,000	2,090,540
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	1,285,000	1,276,481
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	1,070,000	1,064,356
		8,437,478
Other - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025, 3.15% tender 12/1/2043 (b)	1,000,000	999,423
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,257,831
		3,257,254
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	9,265,000	9,357,987
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,340,000	1,381,952
		10,739,939
Transportation - 0.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	90,870
New Jersey Turnpike Authority 5% 1/1/2028	455,000	476,974
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,067,058
		1,634,902
TOTAL NEW JERSEY		94,817,821
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 10/15/2028 (c)	3,320,000	3,497,701
Port Auth NY & NJ 5% 9/15/2026 (c)	1,205,000	1,223,187
Port Auth NY & NJ 5% 9/15/2029 (c)	250,000	259,855
Port Auth NY & NJ Series 195, 5% 10/1/2026 (c)	525,000	533,376
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	8,525,000	8,525,001
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	4,640,000	4,729,083
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	5,000,000	5,187,544
		23,955,747
TOTAL NEW JERSEY,NEW YORK		23,955,747
New Mexico - 0.6%
General Obligations - 0.1%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,033,101
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	1,255,000	1,343,546
		4,376,647
Housing - 0.4%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	3,470,000	3,470,228
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	95,000	95,347
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	275,000	293,552
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	190,000	190,774
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (b)	3,495,000	3,492,068
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Saf 2023 Lllp Proj.) Series 2023, 3.28% tender 2/1/2042 (b)(i)	3,900,000	3,900,015
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,008,282
		14,450,266
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.13% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,825,000	1,825,000
TOTAL NEW MEXICO		20,651,913
New York - 7.2%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2026	200,000	202,251
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	515,163
		717,414
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	463,844
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,935,000	1,917,561
		2,381,405
Escrowed/Pre-Refunded - 0.0%
New York St Urban Dev Corp Rev Series 2016 A, 5% 3/15/2029 (Pre-refunded to 3/15/2026 at 100)	420,000	423,022
General Obligations - 2.8%
Albany NY BAN 4% 3/20/2026	10,400,000	10,430,073
Albany NY Gen. Oblig. BAN 4% 3/20/2026 (i)	2,800,000	2,809,385
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	500,201
Binghamton NY BAN 4% 4/10/2026	9,300,000	9,332,196
City of New York NY Gen. Oblig. 2% tender 1/1/2032 (Assured Guaranty Inc Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. 2% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	675,000	675,000
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2026	5,600,000	5,689,247
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	220,000	223,506
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	260,000	264,144
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	565,000	574,004
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 2.9% 4/1/2042 VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,858,549
City of New York NY Series FISCAL 2008 SUB A 3, 2% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	625,000	625,000
Connetquot Central School District TAN Series 2025 2026 TAXES, 3.25% 6/24/2026	7,000,000	7,024,917
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	331,921
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	3,000,000	3,018,098
Ithaca City New York BAN 4.25% 2/13/2026	9,400,000	9,415,456
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	1,300,000	1,309,590
Longwood Cent Sch Dist Suffolk Co NY TAN Series 2025 2026 TAXES, 4% 9/18/2026	7,000,000	7,050,992
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	484,080
Mount Vernon N Y Gen. Oblig. BAN 5% 5/29/2026 (g)	4,000,000	4,021,385
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026 (i)	1,500,000	1,510,359
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	2,000,000	2,015,390
South Huntington NY Ufsd TAN Series 2025 2026 TAXES, 4% 6/24/2026	6,000,000	6,046,651
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	178,589
Washington Co NY BAN 4% 3/20/2026	2,300,000	2,308,288
Yonkers NY Gen. Oblig. Series 2021 A, 5% 2/15/2026 (Assured Guaranty Inc Insured)	400,000	401,951
Yonkers NY Series 2021 B, 5% 2/15/2026	320,000	321,628
		86,645,600
Health Care - 0.0%
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	356,376
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,052,422
		1,408,798
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	803,642
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	116,143
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	770,211
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	950,000	914,133
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,183
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	120,000	120,068
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,285,527
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,001,412
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	1,002,787
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	620,000	618,642
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	381,796
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	20,000	19,904
State of New York Mortgage Agency 3.7% 4/1/2026 (c)	955,000	953,869
State of New York Mortgage Agency Series 262, 3.75% 4/1/2026 (c)	295,000	295,332
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (c)	680,000	682,017
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (c)	775,000	779,699
		21,415,365
Industrial Development - 0.0%
New York St Energy Rda Pcr 4.48% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	300,000
Other - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2026	200,000	202,298
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2027	230,000	236,799
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2028	325,000	340,278
Valley Stream NY BAN 5.125% 5/8/2026	3,000,000	3,011,032
		3,790,407
Special Tax - 0.5%
Battery Pk City Auth NY Rev Series 2019D 1, 2.78% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	3,355,000	3,511,245
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	1,365,000	1,367,333
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	811,092
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	1,055,000	1,079,774
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	425,383
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	1,285,000	1,280,441
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	432,419
NY Payroll Mobility Tax Series SUB 2021C 1B, 5% tender 5/15/2051 (b)	4,305,000	4,347,753
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,096,373
		16,151,813
Synthetics - 1.3%
2025 Loan Holding - 1 Participating VRDN Series 2025 MS0041, 3.19% 5/1/2026 (b)(e)	5,000,000	5,000,000
Liberty NY Dev Corp Rev Participating VRDN 3.14% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,200,000	2,200,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.04% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,400,000	2,400,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.04% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,595,000	1,595,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.14% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.24% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	23,500,000	23,500,000
New York State Dormitory Authority Participating VRDN Series 2025 ZL0699, 2.81% 3/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,400,000	3,400,000
		41,095,000
Transportation - 1.2%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,091,088
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,236,967
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	696,010
Metropolitan Transn Auth NY Rv Series 2025B, 5% 11/15/2026	7,000,000	7,150,346
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2026 (c)	2,500,000	2,502,850
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (c)	5,000,000	5,084,342
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (c)	3,900,000	4,024,564
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	3,050,000	3,050,000
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (c)	1,025,000	1,060,278
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	5,870,000	5,971,246
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	1,915,000	1,980,912
Triborough Brdg & Tunl NY Revs BAN Series 2024A, 5% 12/1/2025	7,000,000	7,000,000
		40,848,603
Water & Sewer - 0.5%
New York NY Cty Muni Wtr Fin Auth Series 2022 DD, 2.9% 6/15/2033 (b)	2,000,000	2,000,000
New York NY Cty Muni Wtr Fin Auth Series AA 2, 2.85% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,000,000	10,000,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	3,800,000	3,800,000
		15,800,000
TOTAL NEW YORK		230,977,427
North Carolina - 1.5%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 0% 6/1/2027 VRDN (b)	1,435,000	1,435,000
North Carolina St Ed Assistance Auth Rev Series 2020A, 5% 6/1/2026 (c)	1,000,000	1,008,581
		2,443,581
Escrowed/Pre-Refunded - 0.5%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	12,350,000	12,348,378
North Carolina Mun Pwr Agy 1 5% 1/1/2030 (Pre-refunded to 1/1/2026 at 100)	2,050,000	2,053,762
		14,402,140
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	169,386
Health Care - 0.3%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,881,257
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,350,000	2,371,964
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	4,555,000	4,572,076
		9,825,297
Industrial Development - 0.3%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.1% 11/1/2033 VRDN (b)(c)	9,100,000	9,100,000
Resource Recovery - 0.2%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2013, 3.55% tender 6/1/2038 (b)(c)	5,000,000	4,999,847
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2026 (c)	455,000	460,332
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (c)	400,000	420,441
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (c)	1,150,000	1,227,914
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2026	2,850,000	2,854,393
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,511,116
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	130,000	133,529
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (c)	745,000	765,221
		8,372,946
TOTAL NORTH CAROLINA		49,313,197
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	65,000	70,275
Ohio - 2.5%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	593,417
Electric Utilities - 0.6%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,775,000	1,783,177
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,575,000	3,576,307
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,275,000	3,270,281
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	9,140,000	9,285,601
		17,915,366
General Obligations - 0.2%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,952,936
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	2,000,000	2,000,123
		4,953,059
Health Care - 0.8%
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	6,000,000	6,204,254
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,073,950
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2026	535,000	541,814
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	710,000	705,787
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 3.05% 1/15/2051 VRDN (b)	2,600,000	2,600,000
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2027	2,000,000	2,042,340
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2028	6,735,000	6,994,405
Ohio St Hosp Rev Series 2021B, 3.05% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2026	500,000	500,906
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	405,000	406,302
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	400,000	410,548
		24,480,306
Housing - 0.2%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	776,463
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	6,687,000	6,689,294
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,239
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	240,000	262,108
		7,753,104
Other - 0.6%
American Mun Pwr Rev 5% 2/15/2027	695,000	711,729
American Mun Pwr Rev 5% 2/15/2028	480,000	500,658
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,462,446
Delaware OH Gen. Oblig. BAN 4.125% 4/16/2026	3,500,000	3,515,100
Lancaster OH Gen. Oblig. BAN 4.125% 6/10/2026	1,500,000	1,508,791
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 3.35% tender 7/1/2043 (b)	4,000,000	4,023,236
Trumbull Cnty OH BAN 4% 3/12/2026 (g)	2,200,000	2,205,874
Warrensville Heights OH Gen. Oblig. BAN Series 2025, 4.5% 6/24/2026 (g)	2,000,000	2,017,079
		18,944,913
Transportation - 0.1%
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2026 (c)	290,000	290,503
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (c)	2,990,000	3,048,886
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	350,000	356,893
		3,696,282
Water & Sewer - 0.0%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	700,000
TOTAL OHIO		79,036,447
Oklahoma - 1.3%
General Obligations - 0.4%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	5,990,000	5,996,578
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,323,558
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,218,651
		12,538,787
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,591,634
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.42% 8/15/2031 VRDN (b)	5,735,000	5,735,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 3.25% 8/15/2031 (b)	6,320,000	6,320,000
		13,646,634
Housing - 0.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,500,000	1,501,014
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,287,418
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	50,000	54,740
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	55,000	61,464
		3,904,636
Lease Revenue - 0.3%
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,733,608
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,124,331
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,249,090
OK Cnty Okla Fin Auth Edl Facs Lease Rev Series 2025, 5% 9/1/2029	1,620,000	1,689,256
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	467,241
		8,263,526
Other - 0.1%
Kingfisher Cnty Okla Indpt Schdist No 89 Cashion 5% 5/1/2027	2,175,000	2,222,421
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.02% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,277,831	1,277,831
TOTAL OKLAHOMA		41,853,835
Oregon - 0.4%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2030 (c)	450,000	486,129
Salem Keizer School Dist 0% 6/15/2028 (h)	370,000	341,432
		827,561
Health Care - 0.0%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,004,067
Salem OR Hosp Fac Auth Rev Series 2022, 5% 5/15/2026	135,000	135,697
		1,139,764
Industrial Development - 0.1%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,014,351
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,653,516
Other - 0.0%
Port Morrow Ore Full Faith & Cr Obligs Gen. Oblig. Series 2021D, 4% 12/1/2025	150,000	150,000
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,150,000	1,163,277
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (c)	720,000	757,896
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (c)	2,860,000	3,053,768
		4,974,941
TOTAL OREGON		11,760,133
Pennsylvania - 4.5%
Education - 0.1%
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,004,162
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2028	1,600,000	1,638,281
Southcentral PA Gen Auth Rev Series 2021 TT2, 5% 5/1/2026	320,000	322,799
		3,965,242
General Obligations - 0.4%
Pennsylvania St 5% 9/1/2026	6,590,000	6,709,118
Pennsylvania St 5% 9/1/2027	1,000,000	1,041,645
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	638,368
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	951,796
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,279,615
Pennsylvania St Series 2019, 5% 7/15/2026	1,650,000	1,674,721
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Inc Insured)	5,000	5,028
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	5,000	5,123
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	5,000	5,136
		12,310,550
Health Care - 1.8%
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 3.49% tender 11/15/2047 (b)(d)	4,000,000	3,961,640
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	4,975,000	5,047,849
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,020,000	1,037,107
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,199,530
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	204,207
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	217,410
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.58% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,269,887
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,000,000	10,000,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.58% 9/1/2050 VRDN (b)	7,895,000	7,895,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 2.75% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
		57,532,630
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	285,165
Resource Recovery - 1.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.65% tender 6/1/2044 (b)(c)	6,700,000	6,700,357
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.45% tender 4/1/2034 (b)(c)	900,000	900,066
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.45% tender 4/1/2049 (b)(c)	4,100,000	4,100,300
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.4% tender 8/1/2045 (b)(c)	5,000,000	5,001,357
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	4,000,000	4,006,514
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,005,000	9,042,618
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	8,800,000	8,808,290
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.8% tender 6/1/2049 (b)(c)	2,900,000	2,900,022
		41,459,524
Synthetics - 0.1%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 1007, 2.87% 12/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,290,000	3,290,000
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	680,000	696,467
Pennsylvania St Tpk Com Regis Series 2023, 2.79% tender 7/15/2041 (b)	9,000,000	8,989,952
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	423,693
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	713,662
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	3,360,000	3,398,402
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,170,000	3,326,348
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (c)	1,625,000	1,643,572
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (c)	1,145,000	1,178,827
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	1,000,000	1,049,321
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	355,000	384,826
		21,805,070
Water & Sewer - 0.1%
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	291,237
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Inc Insured)	275,000	298,772
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Inc Insured)	200,000	221,555
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Inc Insured)	300,000	338,171
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Inc Insured)	385,000	439,260
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Inc Insured)	350,000	403,879
		1,992,874
TOTAL PENNSYLVANIA		142,641,055
Rhode Island - 0.6%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	368,340
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	375,444
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	365,841
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	388,035
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	521,844
Rhode Island Health & Edl Bldg Corp Rev 2.7% 2/10/2026 CP	7,000,000	7,000,667
Rhode Island St Student Ln 5% 12/1/2025 (c)	855,000	855,000
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,000,000	1,030,891
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	145,000	144,546
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	570,000	577,863
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	490,000	512,525
		12,140,996
General Obligations - 0.2%
Bristol-Warren RI Regl Sch Dis BAN Series 2025 1, 5% 6/4/2026	5,000,000	5,055,783
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	951,331
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	863,683
		6,870,797
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	30,000	30,103
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	35,986
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	262,284
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	319,016
		647,389
Lease Revenue - 0.0%
Providence RI Pub Bldgs Auth Rev 5% 9/15/2027 (Assured Guaranty Inc Insured)	1,000,000	1,036,143
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	75,000	75,338
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,089
		95,427
TOTAL RHODE ISLAND		20,790,752
South Carolina - 0.4%
Education - 0.0%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	459,241
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	512,122
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	428,652
		1,400,015
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev 2.6% 1/6/2026, LOC Barclays Bank PLC CP	2,175,000	2,174,860
South Carolina St Svc Auth Rev 5% 12/1/2025	360,000	360,000
South Carolina St Svc Auth Rev 5% 12/1/2025	150,000	150,000
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	173,737
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	574,879
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	586,909
		4,020,385
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,035
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	55,000	55,359
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	140,000	152,871
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2029	285,000	302,798
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2030	310,000	335,014
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2029	300,000	321,549
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2030	305,000	332,206
		1,499,797
Other - 0.2%
South Carolina Hsg Fin Dev Mfh Series 2025, 3.25% tender 1/1/2046 (b)	3,500,000	3,497,500
Synthetics - 0.0%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.13% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,400,000	1,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2026 (c)	185,000	187,232
TOTAL SOUTH CAROLINA		12,029,964
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	855,000	915,366
South Dakota St Hlth & Edl Fac Series 2025B, 5% 11/1/2027	1,500,000	1,559,580
		2,474,946
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	180,000	180,379
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	95,000	102,785
		283,164
TOTAL SOUTH DAKOTA		2,758,110
Tennessee - 1.2%
General Obligations - 0.0%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,466,429
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.88% 5/1/2039 VRDN (b)	1,500,000	1,500,000
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,754,436
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2026	400,000	404,339
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	200,000	215,180
		7,873,955
Housing - 0.3%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,130,394
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	3,225,000	3,211,136
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,315,000	2,309,482
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	170,000	167,082
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	75,000	74,937
		9,893,031
Other - 0.5%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,014,988
Jackson TN Health & Hsg Mfh Rv 4% tender 4/1/2045 (b)	2,000,000	2,030,127
Knoxville TN Cmnty Dev Corp Multi Fam Rev 3.5% tender 12/1/2029 (b)	3,262,000	3,287,528
Metropolitan Govt Nashville & Davidson Cnty TN 0% 12/15/2025 CP	5,500,000	5,499,847
		12,832,490
Resource Recovery - 0.1%
Metropolitan Govt Nashville & Davidson Cnty Tenn Indl Dev Brd Exempt Facs Rev (Waste Management Inc Del Proj.) Series 2001, 3.875% tender 8/1/2031 (b)(c)	2,000,000	2,000,313
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.02% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,300,000	1,300,000
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	600,000	606,857
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	1,695,000	1,714,372
		2,321,229
TOTAL TENNESSEE		37,687,447
Texas - 12.7%
Education - 0.5%
Board of Regents of the University of Texas System 2.65% 4/14/2026 (Liquidity Facility University of Texas Investment Management Company) CP	4,000,000	3,999,854
Board of Regents of the University of Texas System 2.74% 2/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	1,000,000	1,000,240
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (c)	1,050,000	1,094,936
Clifton Higher Education Finance Corp 5% 8/15/2026	475,000	480,741
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2026	325,000	329,976
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	352,593
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2026	715,000	726,175
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2027	1,275,000	1,323,199
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2026	800,000	812,503
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2027	2,015,000	2,091,173
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2027	3,000,000	3,080,239
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2028	1,150,000	1,201,423
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	55,000	55,320
Texas A&M Univ Revs Series 2021 A, 5% 5/15/2026	725,000	732,943
University TX Perm Univ Fd 2.7% 2/12/2026 CP	2,000,000	1,999,958
		19,281,273
Electric Utilities - 0.6%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,869,676
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Inc Insured)	1,400,000	1,468,806
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	1,250,000	1,263,325
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2026	3,160,000	3,193,685
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2026	700,000	707,462
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,514,203
San Antonio TX Elec & Gas Rev 5% 2/1/2026	545,000	547,055
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,017,202
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	4,795,000	4,795,913
		19,377,327
General Obligations - 4.0%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	803,828
Andrews County Hospital District Gen. Oblig. Series 2021, 5% 3/15/2026	1,430,000	1,437,584
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	1,470,000	1,497,298
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,270,000	2,343,614
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,835,000	6,843,200
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,328,669
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	7,800,000	7,837,997
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,500,000	2,511,241
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,325,000	8,594,970
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2026	840,000	853,484
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	623,293
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2027	2,295,000	2,384,098
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2028	1,500,000	1,589,218
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,030,000	1,989,673
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000,000	10,181,433
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	491,781
Harris Cnty TX 2.7% 12/4/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2,540,000	2,539,953
Harris Cnty TX 2.8% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3,920,000	3,919,929
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	1,250,000	1,250,000
Harris Cnty TX 3.02% 12/5/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	1,000,000	1,000,000
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2029	2,000,000	2,135,913
Hidalgo Cnty Tex Gen. Oblig. Series 2025, 5% 8/15/2028	850,000	900,557
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,015,000	3,104,355
Katy TX Ind Sch Dist Series 2021 C, 4% tender 8/15/2050 (b)	6,000,000	6,049,239
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (h)	1,000,000	966,158
Leander Independent School District Series 2025 B, 0% 8/15/2028 (h)	950,000	876,517
Leander Independent School District Series 2025 B, 0% 8/15/2029 (h)	600,000	536,543
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	187,172
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	372,137
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,503,157
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,895,000	3,940,500
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	7,325,000	7,405,355
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,135,067
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,715,000	8,774,463
Plainview Tex Indpt Sch Dist Series 2020B, 4% tender 2/15/2050 (b)	2,000,000	2,016,413
Port of Port Arthur TX Nav Dist Gen. Oblig. Series 2017, 5% 3/1/2028 (c)	1,645,000	1,679,488
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,925,627
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,308,931
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	2,835,000	2,858,265
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 5.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	500,000	511,352
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,091,980
Texas State Gen. Oblig. Series 2015, 5% 8/1/2026 (c)	7,875,000	7,888,788
		124,189,240
Health Care - 1.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	1,475,000	1,505,442
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	6,165,000	6,292,238
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	9,000,000	9,000,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025C, 2.84% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	10,000,000	10,000,000
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2027	605,000	612,648
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2028	800,000	819,321
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	12,995,000	13,072,021
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals Of Dallas Proj.) 2.8% 10/1/2041 VRDN (b)	10,000,000	10,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	35,000	35,171
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	1,425,000	1,530,402
		52,867,243
Housing - 0.4%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,671,452
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev 5% tender 8/1/2027 (b)	1,785,000	1,806,537
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	400,000	400,000
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,080,000	1,080,994
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	290,000	292,581
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,735,016
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	615,000	673,314
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,127,323
Thf Pub Fac Corp Tex Multifamily Hsg Rev Series 2025, 3.34% tender 2/1/2044 (b)	2,500,000	2,516,243
		14,303,460
Industrial Development - 1.6%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.1% 8/1/2038 VRDN (b)(c)	1,325,000	1,325,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.95% 4/1/2040 VRDN (b)	6,605,000	6,605,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.2% 11/1/2040 VRDN (b)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.25% 12/1/2027 VRDN (b)(c)	39,015,000	39,015,000
		48,745,000
Lease Revenue - 0.0%
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,019,694
Other - 0.7%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	6,058,315
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,086,962
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2029 (c)	6,000,000	6,377,109
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026 (Build America Mutual Assurance Co Insured)	1,005,000	1,022,047
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2020 A, 5% tender 5/15/2050 (b)	2,500,000	2,746,202
Housing Options Inc Tex Multifamily Rev 3.75% tender 11/1/2045 (b)	3,000,000	3,039,556
Legacy Denton Public Facility Corp Series 2025, 2.7% tender 10/1/2043 (b)	2,000,000	1,969,241
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2026	1,000,000	1,001,390
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	508,952
		23,809,774
Resource Recovery - 0.5%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.5% tender 1/1/2026 (b)(c)	3,200,000	3,199,869
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.45% tender 5/1/2050 (b)(c)	1,000,000	1,000,271
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018, 4% tender 11/1/2048 (b)(c)	4,000,000	4,001,240
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.8% tender 5/1/2046 (b)(c)	2,500,000	2,500,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.8% tender 7/1/2040 (b)(c)	5,300,000	5,300,001
		16,001,381
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 0% 2/4/2026 CP	4,850,000	4,849,912
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	302,455
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 5% 9/1/2027	1,215,000	1,217,006
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026	275,000	277,750
		6,647,123
Synthetics - 0.4%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.02% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,118,240	1,118,240
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.02% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	11,100,000	11,100,000
		12,218,240
Transportation - 1.9%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)(i)	440,000	447,995
Austin Tex Airport Sys Series 2025, 5% 11/15/2027 (c)(i)	2,850,000	2,952,964
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)(i)	1,525,000	1,605,306
Central TX Regl Mobility Auth Rev 5% 1/1/2026	75,000	75,139
Central TX Regl Mobility Auth Rev 5% 1/1/2027	4,190,000	4,198,767
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2026	125,000	125,231
City of Houston TX Airport System Revenue 5% 7/1/2026 (c)	1,250,000	1,265,813
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	2,065,000	2,126,007
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2026 (Assured Guaranty Inc Insured) (c)	2,000,000	2,026,466
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Inc Insured) (c)	4,000,000	4,197,285
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2028 (c)	1,500,000	1,570,553
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (c)	1,800,000	1,835,077
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	5,390,000	5,495,037
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	13,170,000	13,665,620
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	7,500,000	7,933,208
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2028 (Assured Guaranty Inc Insured)	500,000	524,909
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	550,000	571,405
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	405,000	411,932
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	415,000	429,832
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2027	370,000	378,285
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2028	500,000	520,971
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2027	500,000	510,658
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2028	500,000	519,428
North TX Twy Auth Rev 5% 1/1/2026	695,000	696,328
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,109
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	282,269
North TX Twy Auth Rev Series 2025 B, 5% 1/1/2028	5,100,000	5,343,016
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	973,768
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	500,000	506,151
		61,254,529
Water & Sewer - 0.2%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,028,163
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,046,466
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,156,296
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2028	500,000	530,900
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2029	600,000	649,445
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2030	405,000	446,388
		7,857,658
TOTAL TEXAS		407,571,942
Utah - 0.7%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2026	935,000	947,073
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	2,430,000	2,464,600
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,503,060
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	1,000,000	995,922
		2,498,982
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.3% 4/1/2028 VRDN (b)	660,000	660,000
Synthetics - 0.1%
Utah Hsg Corp Single Family Mtg Rev Participating VRDN 2.82% 1/1/2054 (b)(e)	4,025,000	4,025,000
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,000,000	2,022,858
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	2,390,000	2,417,315
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (c)	1,000,000	1,050,339
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	1,300,000	1,339,424
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,800,000	1,890,610
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	1,535,000	1,704,147
		10,424,693
TOTAL UTAH		21,020,348
Vermont - 0.2%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	665,000	678,203
Housing - 0.2%
Vermont Hsg Fin Agy Series 2024 E 2, 3.5% 11/1/2026	5,110,000	5,112,381
Transportation - 0.0%
Burlington VT Arpt Rev Series 2022A, 5% 7/1/2028	540,000	562,518
TOTAL VERMONT		6,353,102
Virginia - 1.4%
Electric Utilities - 0.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	5,560,000	5,621,219
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,015,000	1,026,986
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	3,950,000	3,991,378
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	250,000	250,721
		10,890,304
General Obligations - 0.3%
Chesterfld Gen. Oblig. Series 2015B, 3% 1/1/2026	5,000,000	5,000,503
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) 5% 8/1/2026 (c)	2,410,000	2,443,078
		7,443,581
Health Care - 0.0%
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	35,000	35,323
Housing - 0.3%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	4,000,000	4,000,000
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2023 A, 5% 1/1/2026	3,975,000	3,982,201
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	174,906
		8,157,107
Industrial Development - 0.3%
Virginia Small Business Fing Auth Rev (Virginia Everywhere, Llc Proj.) 2.82% tender 3/5/2026, LOC Credit Agricole Corporate and Investment Bank/New York CP mode (c)	6,750,000	6,750,853
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev Series 2010A, 3.8% tender 11/1/2040 (b)	2,000,000	2,023,618
		8,774,471
Other - 0.0%
Virginia Small Business Fing Auth Rev Series 2025, 5% 10/1/2027	1,205,000	1,240,961
Synthetics - 0.1%
Nat'L Sr Campuses Participating VRDN Series 2022 028, 3.14% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,600,000	3,600,000
Transportation - 0.0%
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100) (c)	715,000	722,744
Water & Sewer - 0.1%
Hampton Roads San Dist VA Wstr Series 2025 A, 5% 7/15/2026	3,225,000	3,273,699
TOTAL VIRGINIA		44,138,190
Washington - 2.0%
Electric Utilities - 0.0%
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	35,000	35,066
Escrowed/Pre-Refunded - 0.0%
University Wash Univ Revs Series 2020C, 5% 4/1/2026 (Escrowed to Maturity)	260,000	262,026
General Obligations - 0.1%
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2025	5,100,000	5,100,000
Health Care - 0.4%
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,306,521
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	115,000	116,510
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	50,000	51,590
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	5,045,000	5,114,086
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	2,105,000	2,249,796
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,250,643
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	513,957
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	637,585
		11,240,688
Housing - 0.4%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,207,754
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	120,000	120,185
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	66,320
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 12/1/2025	825,000	825,000
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2031	450,000	482,917
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2032	490,000	529,514
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2028	390,000	405,243
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2030	350,000	374,529
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,740,000	1,715,339
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	658,810
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	812,337
		11,197,948
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2026 (c)	455,000	458,942
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,140,000	2,199,588
Port Seattle WA Rev Series 2019, 5% 4/1/2026 (c)	500,000	503,448
Port Seattle WA Rev Series 2019, 5% 4/1/2027 (c)	500,000	513,098
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	200,000	206,545
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	645,000	689,895
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	835,000	846,633
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (c)	1,930,000	2,036,868
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	1,000,000	1,072,634
		8,527,651
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	4,925,000	4,917,196
King Cnty WA Swr Rev Series 2025 B, 2.8% 1/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	7,000,000	7,000,000
King Cnty WA Swr Rev Series 2025, 2.8% 1/1/2065 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	15,000,000	15,000,000
		26,917,196
TOTAL WASHINGTON		63,280,575
West Virginia - 0.5%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	1,000,000	1,018,261
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.39% 6/1/2033 VRDN (b)	3,050,000	3,050,000
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	3,980,000	4,006,583
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 3.1% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	1,500,000	1,500,000
		5,506,583
Resource Recovery - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2010A, 0.625% tender 12/1/2038 (b)	2,000,000	1,998,141
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (b)(c)	3,085,000	3,099,522
		5,097,663
TOTAL WEST VIRGINIA		14,672,507
Wisconsin - 1.7%
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2026	195,000	196,351
General Obligations - 0.1%
City of Racine WI Gen. Oblig. 2% 12/1/2033	250,000	216,338
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,587,974
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	1,900,000	1,933,856
Racine WI Uni Sch Dist 5% 4/1/2026 (Assured Guaranty Inc Insured)	125,000	125,932
Racine WI Uni Sch Dist 5% 4/1/2027 (Assured Guaranty Inc Insured)	150,000	154,522
Racine WI Uni Sch Dist 5% 4/1/2028 (Assured Guaranty Inc Insured)	175,000	184,004
Racine WI Uni Sch Dist 5% 4/1/2029 (Assured Guaranty Inc Insured)	250,000	268,230
		4,470,856
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2026	515,000	520,333
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5% 6/1/2028	1,000,000	1,048,722
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2.8% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (b)	10,000,000	10,000,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2026	500,000	503,649
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,176,692
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	303,101
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2025	125,000	125,000
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	203,939
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,825,000	3,869,309
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	2,190,000	2,364,573
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2026	400,000	401,703
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2027	790,000	810,133
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	515,000	536,402
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,022,620
		24,886,176
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	875,000	875,329
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	5,675,000	5,728,834
Other - 0.3%
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Inc Insured)	1,690,000	1,771,089
Peshtigo School District 4.75% 3/1/2027	2,500,000	2,502,778
Town of Clayton WI Series 2021 B, 2% 6/1/2026	2,000,000	1,983,425
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,322,591
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	219,991
		9,799,874
Resource Recovery - 0.2%
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,304,312
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3.4% tender 9/1/2027 (b)(c)	2,900,000	2,900,688
		6,205,000
Water & Sewer - 0.1%
Sharon Wis Util Sys Rev Series 2024A, 5% 12/1/2026	2,150,000	2,165,228
TOTAL WISCONSIN		54,327,648
Wyoming - 0.0%
Health Care - 0.0%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	2,000,000	2,000,366
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	1,040,000	1,034,594
TOTAL WYOMING		3,034,960
TOTAL MUNICIPAL SECURITIES (Cost $2,755,399,481)		2,761,999,068

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(k)	3.90	18,836,989	18,836,989
Fidelity Municipal Cash Central Fund (l)(m)	2.89	17,351,052	17,354,522
Fidelity SAI Municipal Money Market Fund (j)(k)	2.85	44,487,539	44,496,436
State Street Institutional U.S. Government Money Market Fund Premier Class (k)	3.94	1,354,688	1,354,688
TOTAL MONEY MARKET FUNDS (Cost $82,029,785)			82,042,635

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,179,139,370)	3,185,388,555
NET OTHER ASSETS (LIABILITIES) - 0.4%	13,255,186
NET ASSETS - 100.0%	3,198,643,741

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,002,071 or 1.2% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,850,899 or 1.2% of net assets.

(h)	Zero coupon bond which is issued at a discount.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Affiliated fund.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.02% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,500,000

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.02% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	3,381,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.07% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.97% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	11/16/2022	1,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.97% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	515,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.02% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,118,240

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.97% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	5,400,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.02% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,300,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.02% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	920,000

Nat'L Fin Auth NH Specialty Bonds Participating VRDN Series 2024 MS0023, 3.09% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	4,170,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.02% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,420,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.02% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,700,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.02% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,277,831

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.02% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	70,423,183	197,783,581	250,852,241	406,192	-	(1)	17,354,522	17,351,052	0.5%
Total	70,423,183	197,783,581	250,852,241	406,192	-	(1)	17,354,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	97,567,726	192,646,044	271,376,781	1,059,647	-	-	18,836,989	18,836,989
Fidelity SAI Municipal Money Market Fund	43,912,669	583,767	-	583,834	-	-	44,496,436	44,487,539
	141,480,395	193,229,811	271,376,781	1,643,481	-	-	63,333,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Fixed-Income Funds	341,346,852	341,346,852	-	-

Municipal Securities
Education	151,484,134	-	151,484,134	-
Electric Utilities	177,915,784	-	177,915,784	-
Escrowed/Pre-Refunded	30,805,853	-	30,805,853	-
General Obligations	583,009,679	-	583,009,679	-
Health Care	363,463,116	-	363,463,116	-
Housing	217,413,710	-	217,413,710	-
Industrial Development	187,335,597	-	187,335,597	-
Lease Revenue	29,849,234	-	29,849,234	-
Other	152,861,930	-	152,861,930	-
Pooled Loans	9,826,619	-	9,826,619	-
Resource Recovery	172,485,648	-	172,485,648	-
Special Tax	70,750,323	-	70,750,323	-
Synthetics	184,363,556	-	184,363,556	-
Tobacco Bonds	11,844,656	-	11,844,656	-
Transportation	329,677,698	-	329,677,698	-
Water & Sewer	88,911,531	-	88,911,531	-

Money Market Funds	82,042,635	82,042,635	-	-
Total Investments in Securities:	3,185,388,555	423,389,487	2,761,999,068	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,098,464,273)	$3,104,700,608
Fidelity Central Funds (cost $17,354,502)	17,354,522
Other affiliated issuers (cost $63,320,595)	63,333,425

Total Investment in Securities (cost $3,179,139,370)		$3,185,388,555
Cash		118,099
Receivable for investments sold		8,434,489
Receivable for fund shares sold		980,315
Dividends receivable		517,645
Interest receivable		29,307,041
Distributions receivable from Fidelity Central Funds		27,858
Prepaid expenses		2,497
Other receivables		26,772
Total assets		3,224,803,271
Liabilities
Payable for investments purchased
Regular delivery	$2,519,655
Delayed delivery	13,938,508
Payable for fund shares redeemed	1,172,999
Distributions payable	8,286,965
Accrued management fee	185,818
Other payables and accrued expenses	55,585
Total liabilities		26,159,530
Net Assets		$3,198,643,741
Net Assets consist of:
Paid in capital		$3,206,432,223
Total accumulated earnings (loss)		(7,788,482)
Net Assets		$3,198,643,741
Net Asset Value, offering price and redemption price per share ($3,198,643,741 ÷ 318,255,438 shares)		$10.05
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$5,380,715
Affiliated issuers		1,643,287
Interest		46,036,458
Income from Fidelity Central Funds		406,192
Total income		53,466,652
Expenses
Management fee	$5,343,814
Custodian fees and expenses	14,880
Independent trustees' fees and expenses	7,281
Registration fees	18,330
Audit fees	32,324
Legal	1,988
Miscellaneous	7,016
Total expenses before reductions	5,425,633
Expense reductions	(4,210,380)
Total expenses after reductions		1,215,253
Net Investment income (loss)		52,251,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	647,663
Capital gain distributions from underlying funds:
Affiliated issuers	194
Total net realized gain (loss)		647,857
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,410,802
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		10,410,801
Net gain (loss)		11,058,658
Net increase (decrease) in net assets resulting from operations		$63,310,057
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,251,399	$117,993,506
Net realized gain (loss)	647,857	168,558
Change in net unrealized appreciation (depreciation)	10,410,801	22,216,859
Net increase (decrease) in net assets resulting from operations	63,310,057	140,378,923
Distributions to shareholders	(52,069,027)	(117,742,552)

Share transactions
Proceeds from sales of shares	342,487,915	908,905,836
Reinvestment of distributions	5,149	13,833
Cost of shares redeemed	(571,439,429)	(1,419,872,768)

Net increase (decrease) in net assets resulting from share transactions	(228,946,365)	(510,953,099)
Total increase (decrease) in net assets	(217,705,335)	(488,316,728)

Net Assets
Beginning of period	3,416,349,076	3,904,665,804
End of period	$3,198,643,741	$3,416,349,076

Other Information
Shares
Sold	34,087,383	90,733,794
Issued in reinvestment of distributions	512	1,381
Redeemed	(56,855,365)	(141,746,646)
Net increase (decrease)	(22,767,470)	(51,011,471)

Financial Highlights
Strategic Advisers® Tax-Sensitive Short Duration Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.96	$9.92	$9.92	$10.05	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.158	.328	.318	.190	.044	.067
Net realized and unrealized gain (loss)	.029	.059	.041	.001	(.130)	.034
Total from investment operations	.187	.387	.359	.191	(.086)	.101
Distributions from net investment income	(.157)	(.327)	(.319)	(.191)	(.044)	(.070)
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	(.157)	(.327)	(.319)	(.191)	(.044)	(.071)
Net asset value, end of period	$10.05	$10.02	$9.96	$9.92	$9.92	$10.05
Total Return C,D	1.88%	3.94%	3.67%	1.94%	(.85)%	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33% G	.32%	.32%	.32%	.32%	.33%
Expenses net of fee waivers, if any	.07 % G	.07%	.07%	.07%	.07%	.08%
Expenses net of all reductions, if any	.07% G	.07%	.07%	.07%	.07%	.08%
Net investment income (loss)	3.13% G	3.28%	3.20%	1.92%	.44%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,198,644	$3,416,349	$3,904,666	$4,111,702	$4,559,412	$5,389,558
Portfolio turnover rate H	62 % G	70%	68%	80%	53%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$12,339

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,780,238
Gross unrealized depreciation	(3,192,428)
Net unrealized appreciation (depreciation)	$6,587,810
Tax cost	$3,178,800,745

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,687,437)
Long-term	(11,154,619)
Total capital loss carryforward	$(14,842,056)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	799,495,873	1,099,418,080
4. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	32,403,944	35,793,852	755
5. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,977
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $4,161,542. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $40,920.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,918
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	100%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Tax-Sensitive Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Allspring Global Investments, LLC, FIAM LLC, and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9885905.107
TSS-SANN-0126
Strategic Advisers® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Short Duration Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 10.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Fortress Credit Bsl Xv Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.2844% 10/18/2033 (b)(c)(d)	2,310,000	2,310,236
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	2,049,000	2,048,385
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	2,519,000	2,519,736
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	1,526,000	1,525,450
TOTAL BAILIWICK OF JERSEY		8,403,807
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	574,365	577,631
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	130,485	132,186
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	292,316	295,436
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	266,189	268,527
Securitized Term Auto Receivables Trust Series 2025-B Class B, 4.925% 12/29/2032 (b)	198,126	199,701
Securitized Term Auto Receivables Trust Series 2025-B Class C, 5.121% 12/29/2032 (b)	75,288	75,845
TOTAL CANADA		1,549,326
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Alinea Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 0.9%, 4.7844% 7/20/2031 (b)(c)(d)	11,201	11,202
Alinea Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 7/20/2031 (b)(c)(d)	250,000	249,779
Anthelion CLO 2025-1 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8189% 7/20/2036 (b)(c)(d)	1,140,000	1,141,212
Ares XXXIV CLO Ltd Series 2025-2A Class X, CME Term SOFR 3 month Index + 1%, 4.8816% 7/17/2038 (b)(c)(d)	1,700,000	1,699,930
Balboa Bay Loan Funding Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 4/20/2036 (b)(c)(d)	1,285,000	1,288,332
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 4.8616% 1/17/2033 (b)(c)(d)	2,802,690	2,802,133
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 5.7816% 1/17/2033 (b)(c)(d)	715,000	711,396
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.048% 10/25/2030 (b)(c)(d)	343,350	343,970
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.0518% 11/15/2030 (b)(c)(d)	382,456	382,557
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	2,500,000	2,500,653
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.9145% 10/15/2034 (b)(c)(d)	990,000	987,729
Chenango Park Clo Ltd Series 2025-1A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.3545% 4/15/2030 (b)(c)(d)	575,000	574,822
Chenango Park Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 4/15/2030 (b)(c)(d)	1,200,000	1,201,254
CIFC Funding Ltd Series 2025-1A Class AR3, CME Term SOFR 3 month Index + 1%, 4.87% 10/21/2031 (b)(c)(d)	1,522,489	1,522,787
CIFC Funding Ltd Series 2025-1A Class D1R3, CME Term SOFR 3 month Index + 2.3%, 6.17% 10/21/2031 (b)(c)(d)	670,000	670,514
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	1,635,000	1,635,508
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.5545% 10/15/2030 (b)(c)(d)	1,290,000	1,290,771
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	2,331,000	2,326,364
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	3,497,000	3,501,662
Fortress Credit BSL Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.57%, 5.4298% 4/23/2036 (b)(c)(d)	265,000	265,497
Fortress Credit Bsl VII Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.2598% 7/23/2032 (b)(c)(d)	980,000	977,955
Fortress Credit Bsl VII Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.5098% 7/23/2032 (b)(c)(d)	1,250,000	1,250,091
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.05%, 4.92% 10/20/2032 (b)(c)(d)	746,034	745,314
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.27% 10/20/2032 (b)(c)(d)	2,455,000	2,448,988
Golub Cap Partners Static Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.8259% 7/20/2035 (b)(c)(d)	2,930,000	2,926,880
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	2,820,000	2,819,230
Kkr Clo 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2034 (b)(c)(d)	845,000	844,368
Kkr Clo 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.3%, 5.1844% 10/20/2034 (b)(c)(d)	1,980,000	1,980,388
KKR Clo Ltd / KKR Clo LLC Series 2025-18 Class A1R2, CME Term SOFR 3 month Index + 1.05%, 5.191% 10/18/2035 (b)(c)(d)	3,005,000	3,010,523
Kkr Clo Trust Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.9927% 7/20/2034 (b)(c)(d)	1,800,000	1,800,781
Kkr Clo Trust Series 2025-33A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.5127% 7/20/2034 (b)(c)(d)	1,145,000	1,145,494
Madison Park Funding Xxiv Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 5.9344% 10/20/2029 (b)(c)(d)	855,000	855,488
Madison Park Funding XXXIII Ltd Series 2022-33A Class AR, CME Term SOFR 3 month Index + 1.29%, 5.1945% 10/15/2032 (b)(c)(d)	1,876,855	1,878,476
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	2,320,000	2,321,225
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	2,408,000	2,408,626
Marble Point Clo Xv Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.8998% 7/23/2032 (b)(c)(d)	1,216,118	1,216,361
Northwoods Capital Xiv-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0909% 11/13/2031 (b)(c)(d)	1,459,602	1,462,364
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 10/20/2030 (b)(c)(d)	288,738	288,733
Octagon Investment Partners XXI Ltd Series 2025-1A Class A2R4, CME Term SOFR 3 month Index + 1.15%, 5.0031% 2/14/2031 (b)(c)(d)	1,925,000	1,925,578
Octagon Investment Partners XXI Ltd Series 2025-1A Class AAR4, CME Term SOFR 3 month Index + 0.81%, 4.6631% 2/14/2031 (b)(c)(d)	231,781	231,812
Octagon Investment Partners XXI Ltd Series 2025-1A Class BR4, CME Term SOFR 3 month Index + 1.35%, 5.2031% 2/14/2031 (b)(c)(d)	760,000	759,380
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	1,854,000	1,857,447
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 5.0383% 7/30/2037 (b)(c)(d)	1,850,000	1,847,917
Ozlm Funding II Ltd Series 2025-2A Class BR4, CME Term SOFR 3 month Index + 1.75%, 5.5883% 7/30/2037 (b)(c)(d)	1,710,000	1,706,807
OZLM XXI Ltd Series 2024-21A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0344% 1/20/2031 (b)(c)(d)	169,168	169,156
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	2,660,000	2,659,601
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	334,205	334,312
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	931,861	932,271
Romark Clo II Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.508% 7/25/2031 (b)(c)(d)	2,150,000	2,150,432
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	1,100,000	1,099,975
Sound Point Clo Xxii Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.5344% 1/20/2032 (b)(c)(d)	250,000	250,792
Stratus Funding CLO 2025-1 Ltd Series 2025-1A Class B, CME Term SOFR 3 month Index + 1.45%, 5.3545% 7/15/2033 (b)(c)(d)	620,000	619,088
Symphony Clo Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.8045% 1/15/2034 (b)(c)(d)	1,804,764	1,803,048
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	275,449	275,508
Trinitas Clo IX Ltd Series 2024-9A Class BRRR, CME Term SOFR 3 month Index + 1.7%, 5.5844% 1/20/2032 (b)(c)(d)	815,000	817,198
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2025-6A Class AR4, CME Term SOFR 3 month Index + 1.11%, 5.2269% 1/25/2034 (b)(c)(d)	1,890,000	1,891,467
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	1,888,000	1,891,731
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	2,766,834	2,769,092
Wellfleet Clo 2021-1 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2034 (b)(c)(d)	1,510,000	1,509,360
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		82,991,329
UNITED STATES - 7.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	302,686	302,854
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	385,343	386,059
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	2,880,000	2,882,763
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	655,000	658,447
Affirm Master Trust Series 2025-2A Class B, 5.06% 7/15/2033 (b)	685,000	689,337
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	550,000	551,021
Ally Auto Receivables Trust Series 2023-A Class B, 6.01% 1/17/2034 (b)	14,699	14,718
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (b)	281,270	284,059
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	2,465,000	2,465,790
Ally Bank/UT Series 2024-A Class C, 6.022% 5/17/2032 (b)	123,714	125,590
Ally Bank/UT Series 2024-B Class A2, 4.97% 9/15/2032 (b)	166,250	167,789
Ally Bank/UT Series 2024-B Class C, 5.215% 9/15/2032 (b)	184,387	185,500
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (b)	405,000	405,797
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (b)	495,000	495,825
Americredit Automobile Receivables Trust Series 2021-2 Class D, 1.29% 6/18/2027	995,000	990,800
Americredit Automobile Receivables Trust Series 2023-1 Class C, 5.8% 12/18/2028	625,000	634,885
Amur Equipment Finance Receivables X LLC Series 2022-1A Class C, 2.37% 4/20/2028 (b)	255,881	255,228
Amur Equipment Finance Receivables X LLC Series 2022-1A Class E, 5.02% 12/20/2028 (b)	830,000	829,634
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class C, 5.38% 7/21/2031 (b)	1,553,000	1,586,065
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (b)	2,127,138	2,062,480
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	597,810	602,062
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	309,275	309,943
Auxilior Term Funding LLC Series 2023-1A Class D, 7.27% 12/16/2030 (b)	1,055,000	1,093,942
Auxilior Term Funding LLC Series 2024-1A Class A3, 5.49% 7/15/2031 (b)	485,000	492,398
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (b)	210,000	211,801
Avis Budget Rental Car Funding AESOP LLC Series 2024-5A Class C, 6.24% 4/20/2027 (b)	250,000	250,815
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (b)	175,000	174,698
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class C, 4.95% 2/20/2030 (b)	100,000	100,457
Battalion Clo Xii Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 5.0518% 5/17/2031 (b)(c)(d)	945,000	940,837
Battalion Clo Xii Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.4018% 5/17/2031 (b)(c)(d)	1,020,000	1,017,593
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.0545% 7/15/2034 (b)(c)(d)	1,535,000	1,534,233
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.6045% 7/15/2034 (b)(c)(d)	570,000	569,012
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/26/2031 (b)(c)(d)	202,871	203,468
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.3718% 7/27/2048 (b)(c)(d)	333,364	334,534
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.7718% 7/27/2048 (b)(c)(d)	861,984	863,561
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (b)	497,389	499,214
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (b)	240,000	242,768
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	2,341,978	2,347,515
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	2,710,000	2,729,796
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	595,577	596,615
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/2033 (b)	427,081	423,703
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	1,024,026	1,025,361
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	2,600,000	2,603,122
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	968,014
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	648,815
CarMax Auto Owner Trust Series 2023-3 Class C, 5.61% 2/15/2029	975,000	990,751
CarMax Auto Owner Trust Series 2023-3 Class D, 6.44% 12/16/2030	350,000	358,069
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	514,329
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	164,829	164,960
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	72,166
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	259,711
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,145,064	1,147,922
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	2,320,000	2,326,716
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	2,015,000	2,016,019
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	33,113	33,187
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	273,927
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,177,230
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	1,716,587	1,719,765
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	435,182
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (b)	57,433	56,730
Carvana Auto Receivables Trust Series 2024-N2 Class B, 5.67% 9/10/2030 (b)	815,000	825,253
Carvana Auto Receivables Trust Series 2024-N2 Class C, 5.82% 9/10/2030 (b)	1,620,000	1,654,568
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	380,030	380,296
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	339,855	340,157
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,970,000	1,969,014
Chase Auto Credit Linked Notes Series 2025-1 Class B, 4.753% 2/25/2033 (b)	583,222	586,866
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	119,250	119,403
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	331,047	331,555
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (b)	1,500,000	1,470,238
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	305,000	305,888
Dell Equip Fin Trust Series 2025-1 Class C, 5.25% 2/24/2031 (b)	100,000	101,573
Dell Equipment Finance Trust Series 2023-3 Class D, 6.75% 10/22/2029 (b)	100,000	100,917
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (b)	195,000	198,253
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	1,141,933	1,144,013
Dell Equipment Finance Trust Series 2024-2 Class B, 4.82% 8/22/2030 (b)	105,000	105,943
Dell Equipment Finance Trust Series 2024-2 Class D, 5.29% 2/24/2031 (b)	865,000	872,160
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	510,588	511,625
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	812,687	815,149
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	553,241	559,089
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	1,400,000	1,407,115
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	426,236	428,211
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,670,000	2,693,617
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	189,336	190,109
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (b)	65,000	65,589
Drive Auto Receivables Trust Series 2025-2 Class C, 4.39% 9/15/2032	380,000	379,748
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	822,741	824,580
Eart Series 2025-5A Class B, 4.28% 7/15/2030	840,000	841,577
Elara Hgv Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (b)	162,182	167,944
Elara Hgv Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (b)	222,064	229,901
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	2,594,000	2,604,642
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	30,022	30,030
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	360,192	364,997
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,464,544	1,475,532
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	883,695	887,910
Enterprise Fleet Financing LLC Series 2024-3 Class A4, 5.06% 3/20/2031 (b)	205,000	209,982
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	2,032,438	2,038,641
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	2,025,181	2,032,034
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	181,718	182,473
Exeter Automobile Receivables Trust Series 2023-1A Class D, 6.69% 6/15/2029	80,000	81,330
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	1,373,025	1,374,736
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,805,000	1,806,605
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	255,000	256,160
Exeter Automobile Receivables Trust Series 2025-4A Class C, 4.57% 6/16/2031	915,000	917,635
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	62,021	62,187
Exeter Select Automobile Receivables Trust Series 2025-1 Class B, 4.87% 8/15/2031	480,000	486,383
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	1,170,000	1,173,759
Exeter Select Automobile Receivables Trust Series 2025-2 Class B, 4.63% 11/17/2031	265,000	267,266
Exeter Select Automobile Receivables Trust Series 2025-2 Class C, 4.91% 12/15/2031	540,000	545,941
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	1,585,000	1,585,278
Finance of Amer Hecm Buyout Series 2024-HB1 Class A1A, 4% 10/1/2034 (b)	80,315	80,271
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	2,303,000	2,305,275
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	1,900,000	1,896,496
Ford Credit Auto Lease Trust Series 2023-B Class C, 6.43% 4/15/2027	575,000	578,642
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	1,620,750	1,624,292
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	1,495,000	1,510,090
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	2,216,299	2,221,288
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class C, 5.75% 5/15/2028 (b)	405,000	407,090
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class D, 6.62% 5/15/2028 (b)	750,000	756,134
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	550,000	558,976
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	430,585	431,326
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 5.9218% 11/25/2043 (b)(c)(d)	253,670	256,193
Frontier Issuer LLC Series 2024-1 Class A2, 6.19% 6/20/2054 (b)	220,000	227,007
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	2,430,474	2,435,813
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	876,911	877,814
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	2,016,024	2,019,619
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	2,250,000	2,254,501
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	1,000,000	1,003,858
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	3,000,000	3,041,680
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	1,650,000	1,653,132
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	2,182,983	2,188,881
Goto Foods Funding LLC Series 2017-1A Class A2II, 5.093% 4/30/2047 (b)	1,926,075	1,916,327
GreatAmerica Leasing Receivables Series 2025-2 Class A3, 4.14% 12/17/2029 (b)	435,000	436,208
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	161,392	161,902
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	1,985,000	1,985,510
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (b)	669,600	664,267
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (b)	2,532,470	2,444,779
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (b)	270,015	251,848
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	2,236,000	2,239,379
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class A, 4.88% 5/27/2042 (b)	359,235	364,998
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class B, 5.18% 5/27/2042 (b)	615,832	624,973
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (b)	137,763	135,753
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (b)	212,251	211,584
Hilton Grand Vacations Trust Series 2022-1D Class A, 3.61% 6/20/2034 (b)	98,073	97,535
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (b)	504,143	517,606
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (b)	93,496	96,620
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (b)	389,101	386,907
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	75,357	75,417
Hpefs Equipment Trust 2023-2 Series 2023-2A Class C, 6.48% 1/21/2031 (b)	210,000	210,765
Hpefs Equipment Trust 2023-2 Series 2023-2A Class D, 6.97% 7/21/2031 (b)	215,000	217,487
HPEFS Equipment Trust Series 2023-1A Class C, 5.91% 4/20/2028 (b)	236,889	237,202
HPEFS Equipment Trust Series 2024-1A Class C, 5.33% 5/20/2031 (b)	1,220,000	1,226,724
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	61,179	61,221
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (b)	170,000	171,830
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (b)	420,000	429,251
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (b)	614,483	624,479
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (b)	1,332,262	1,346,148
Huntington National Bank/The Series 2025-1 Class B, 4.957% 3/21/2033 (b)	863,401	870,314
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	872,360	873,529
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	16,837	16,847
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	2,006,897	2,012,585
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3, 4.53% 4/17/2028 (b)	390,000	393,232
Hyundai Auto Lease Securitization Trust Series 2025-B Class B, 4.94% 8/15/2029 (b)	805,000	816,050
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	1,700,000	1,709,972
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	128,745	128,821
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	1,054,144	1,055,726
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	1,410,000	1,413,504
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (b)	749,250	729,508
Jersey Mike's Funding Series 2021-1A Class A2I, 2.891% 2/15/2052 (b)	49,250	48,247
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	159,386	159,455
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.572% 8/16/2027 (c)(d)	971,465	971,801
JP Morgan Mortgage Trust Series 2025-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/20/2056 (b)(c)(d)	455,000	455,000
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	2,500,000	2,497,485
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	1,085,000	1,090,025
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	383,903	385,332
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	2,441,438	2,449,564
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	1,040,000	1,046,242
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	119,963	120,159
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (b)	142,113	146,015
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (b)	91,221	93,364
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	613,145	614,170
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	1,640,000	1,648,755
MMAF Equipment Finance LLC Series 2021-A Class A5, 1.19% 11/13/2043 (b)	215,000	213,005
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	65,982	66,022
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (b)(c)	52,345	51,016
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (b)	140,692	138,027
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (b)	99,274	97,841
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (b)	35,990	34,610
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (b)	57,412	55,169
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (b)	464,488	469,998
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (b)	163,707	159,836
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (b)	1,028,067	991,595
Navient Private Education Refi Loan Trust Series 2019-A Class A2A, 3.42% 1/15/2043 (b)	132,172	131,773
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (b)	102,854	100,254
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (b)	184,144	175,659
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (b)	215,306	212,149
Navistar Financial Dealer Note Master Trust Series 2024-1 Class B, 5.79% 4/25/2029 (b)	100,000	100,467
Navistar Financial Dealer Note Master Trust Series 2024-1 Class C, 6.13% 4/25/2029 (b)	155,000	155,622
Navistar Financial Dealer Note Master Trust Series 2025-1 Class B, 4.42% 9/25/2030 (b)	150,000	150,127
Navistar Financial Dealer Note Master Trust Series 2025-1 Class C, 4.72% 9/25/2030 (b)	70,000	70,066
Nelnet Student Loan Trust Series 2005-4 Class A4, U.S. 90-Day Avg. SOFR Index + 0.4416%, 4.8193% 3/22/2032 (c)(d)	190,121	187,500
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 4.8088% 3/26/2068 (b)(c)(d)	135,255	134,981
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (b)	589,283	552,455
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (b)	206,305	196,506
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.812% 2/15/2028 (b)(c)(d)	3,000,000	3,000,526
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (b)	158,233	159,410
Octane Receivables Trust Series 2022-1A Class B, 4.9% 5/22/2028 (b)	36,529	36,540
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (b)	230,000	233,370
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (b)	100,000	102,556
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (b)	259,407	260,706
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (b)	300,000	306,227
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (b)	268,402	272,229
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (b)	455,000	456,315
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (b)	935,000	938,734
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	625,000	628,797
Peac Solutions Receivables Series 2025-1A Class A3, 5.04% 7/20/2032 (b)	510,000	520,000
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	450,638	450,813
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	1,206,189	1,209,364
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	215,939	217,438
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/2029 (b)	33,420	33,565
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (b)	496,000	486,849
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (b)	2,225,000	2,186,657
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	151,525	151,894
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	325,000	325,095
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/2046 (b)	733,000	718,455
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (b)	230,680	232,125
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (b)	309,111	310,743
Santander Bank NA - Sbcln Series 2023-A Class B, 6.493% 6/15/2033 (b)	17,758	17,781
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (b)	111,498	113,389
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (b)	306,330	311,062
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (b)	234,481	237,796
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (b)	285,455	289,115
Santander Drive Auto Receivables Trust Series 2021-1 Class E, 2.51% 12/15/2028	1,851,883	1,850,404
Santander Drive Auto Receivables Trust Series 2021-4 Class D, 1.67% 10/15/2027	247,005	246,283
Santander Drive Auto Receivables Trust Series 2021-4 Class E, 4.03% 3/15/2029 (b)	3,500,000	3,496,343
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	1,517,868	1,520,777
Santander Drive Auto Receivables Trust Series 2025-4 Class B, 4.27% 1/15/2032	770,000	771,809
Santander Mortgage Asset Receivable Trust Series 2025-CES1 Class A1A, 5.036% 9/25/2055 (b)	947,602	947,252
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	565,000	562,830
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	440,000	422,175
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	1,149,000	1,119,896
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,967,502	1,971,690
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (b)	220,852	223,715
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	2,438,314	2,437,957
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (b)	925,000	946,208
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	1,080,611	1,082,012
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	223,489	224,634
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (b)	95,000	97,102
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	310,085	310,383
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	1,396,284	1,398,278
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	2,220,000	2,221,184
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	2,595,000	2,602,717
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B, 1.34% 11/20/2037 (b)	46,433	46,328
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class B, 1.8% 9/20/2038 (b)	78,086	77,545
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class C, 1.95% 9/20/2038 (b)	163,364	162,080
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class B, 4.93% 4/20/2044 (b)	350,240	351,981
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class A, 4.44% 8/22/2044 (b)	167,732	168,328
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class B, 4.64% 8/22/2044 (b)	265,576	266,914
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.7934% 1/15/2037 (b)(c)(d)	206,986	206,796
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (b)	126,266	120,499
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (b)	814,142	773,309
SMB Private Education Loan Trust Series 2025-A Class A1A, 5.13% 4/15/2054 (b)	565,262	575,241
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	514,250	515,339
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	305,038	305,269
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	1,970,000	1,973,087
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.75% 3/25/2058 (b)(c)	315,238	308,153
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	2,357,875	2,362,312
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	1,104,514	1,107,603
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (b)	558,232	560,879
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (b)	1,020,000	1,031,577
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	2,550,000	2,550,343
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	2,034,763	2,039,337
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (b)	117,388	118,638
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (b)	445,337	453,083
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/2031 (b)	181,326	184,721
Verizon Master Trust Series 2024-6 Class B, 4.42% 8/20/2030	1,355,000	1,360,734
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	2,155,000	2,171,114
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	2,245,000	2,245,115
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	824,684	833,956
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	552,898	557,427
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	2,505,000	2,506,757
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	365,000	364,637
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class C, 4.79% 9/18/2040 (b)	585,000	587,598
Wingspire Equipment FinanceLLC Series 2025-1A Class A2, 4.33% 9/20/2033 (b)	100,000	100,058
Wingspire Equipment FinanceLLC Series 2025-1A Class C, 4.76% 9/20/2033 (b)	100,000	100,182
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	2,601,606	2,605,438
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	2,598,000	2,602,909
World Omni Auto Receivables Trust 2022-A Series 2022-A Class C, 2.55% 9/15/2028	600,000	596,664
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	20,199	20,212
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	1,424,143	1,426,178
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	291,438	291,852
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/2028	280,000	281,765
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	282,390	282,674
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,970,000	1,970,884
Zaxby's Funding LLC Series 2021-1A Class A2, 3.238% 7/30/2051 (b)	737,275	694,390
TOTAL UNITED STATES		234,486,038
TOTAL ASSET-BACKED SECURITIES (Cost $326,012,118)		327,430,500

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.2%
Citibank NA 5.438% 4/30/2026	5,000,000	5,023,240
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	3,100,000	3,109,863
TOTAL FINANCIALS		8,133,103

TOTAL BANK NOTES (Cost $8,104,390)		8,133,103

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (b)(c)	251,742	243,641
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 3.353% 1/25/2067 (b)(c)	1,337,547	1,295,803
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (b)	353,279	310,287
Angel Oak Mortgage Trust Series 2025-5 Class A1, 5.573% 4/25/2070 (b)	1,793,631	1,807,967
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (b)	708,970	656,148
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (b)	222,422	206,280
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	218,471	215,729
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (b)	148,157	126,095
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (b)	307,001	275,120
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (b)	1,069,932	1,076,345
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (b)(c)	1,061,985	1,073,417
COLT Mortgage Loan Trust Series 2025-4 Class A1, 5.794% 4/25/2070 (b)(c)	376,921	381,827
Connecticut Ave Secs Trust Series 2025-R06 Class 1M1, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.0218% 9/25/2045 (b)(c)(d)	504,856	504,707
Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 3/25/2045 (b)(c)(d)	318,123	320,188
Deephaven Residential Mortgage Trust Series 2021-1 Class A2, 0.973% 5/25/2065 (b)	39,610	38,208
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (b)	141,918	127,843
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (b)	358,646	360,946
EFMT Series 2025-NQM5 Class A1, 5.033% 11/25/2070 (b)(c)	282,962	283,017
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (b)	480,656	481,151
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (b)	39,013	38,368
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (b)	208,228	176,664
Fannie Mae Guaranteed REMIC Series 2017-90 Class KA, 3% 11/25/2047	307,232	294,103
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 4.9188% 3/25/2050 (b)(c)(d)	181,194	174,462
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.7218% 1/25/2034 (b)(c)(d)	109,183	109,416
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.8718% 11/25/2041 (b)(c)(d)	555,000	558,571
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 7.0218% 6/25/2042 (b)(c)(d)	483,607	493,116
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.0218% 1/25/2045 (b)(c)(d)	226,188	226,490
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class A1, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9718% 10/25/2045 (b)(c)(d)	616,000	616,179
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 10/25/2045 (b)(c)(d)	203,855	203,921
Freddie Mac Whole Loan Sec Tr Series 2017-SC02 Class M1, 3.8505% 5/25/2047 (b)(c)	3,033	3,019
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (b)	37,563	34,847
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (b)	32,833	32,421
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (b)	16,597	16,031
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (b)	600,000	570,062
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (b)	625,000	540,672
GCAT Trust Series 2025-NQM1 Class A1, 5.373% 11/25/2069 (b)	529,663	533,472
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 6.0363% 7/25/2044 (b)(c)	3,373	3,370
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (b)	444,429	447,511
HOMES Trust Series 2025-NQM4 Class A1, 5.22% 8/25/2070 (b)	448,137	450,136
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (b)	320,404	275,839
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 4.767% 6/25/2067 (b)	1,112,718	1,112,599
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (b)	121,399	109,214
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1, 5.195% 10/25/2065 (b)	468,359	471,026
JP Morgan Mortgage Trust Series Series 2025-NQM3 Class A1, 5.495% 11/25/2065 (b)	681,538	688,041
JPMorgan Mortgage Trust Series 2025-DSC1 Class A1, 5.577% 9/25/2065 (b)(c)	1,002,457	1,013,789
MFA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (b)	141,174	128,342
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (b)(c)	151,188	152,445
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (b)	675,980	681,513
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2, 5.603% 7/25/2065 (b)	1,351,960	1,367,548
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(c)	1,525,000	1,526,059
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 5.4724% 6/25/2059 (b)(c)(d)	49,471	49,525
OBX Trust Series 2020-EXP1 Class 2A1B, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 2/25/2060 (b)(c)(d)	1,010,566	995,972
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 5.0188% 2/25/2060 (b)(c)(d)	96,455	95,542
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (b)	74,874	66,452
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (b)	69,927	63,395
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (b)	214,288	187,478
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (b)	311,662	312,747
OBX Trust Series 2025-NQM15 Class A1F, 5.2218% 7/27/2065 (b)(c)	326,046	325,764
OBX Trust Series 2025-NQM6 Class A1, 5.603% 3/25/2065 (b)(c)	1,258,672	1,271,062
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	20,035	19,953
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	322,128	315,307
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (b)	1,314,141	1,317,820
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (b)(e)	215,722	217,732
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (b)(e)	1,097,378	1,105,193
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (b)(c)	249,040	249,583
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (b)	30,500	28,561
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (b)	68,348	64,005
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (b)	2,133	2,119
Starwood Mortgage Residential Trust Series 2019-INV1 Class A3, 2.916% 9/27/2049 (b)	140,487	139,283
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (b)	273,920	263,317
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (b)	174,730	167,726
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (b)	729,111	654,916
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (b)	118,797	107,753
TOWD Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.5688% 10/25/2059 (b)(c)(d)	420,000	431,367
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (b)	121,756	111,891
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (b)	71,947	66,203
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (b)	185,267	168,753
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (b)	28,357	27,631
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (b)	201,908	190,923
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (b)	254,755	257,256
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (b)	102,157	103,532
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (b)	198,014	200,172
Verus Securitization Trust Series 2025-3 Class A1, 5.623% 5/25/2070 (b)(c)	380,771	384,812
Verus Securitization Trust Series 2025-7 Class A1F, 5.2718% 8/25/2070 (b)(c)	847,710	847,708
Vista Point Securitization Trust Series 2020-2 Class A3, 2.496% 4/25/2065 (b)	381,890	370,149
TOTAL UNITED STATES		34,015,567
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,533,204)		34,015,567

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	2,165,000	2,173,110
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	157,355	160,771
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	725,501
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	1,090,000	1,150,335
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (c)	485,000	510,069
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	725,107	732,777
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	613,784
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	164,663	165,835
Benchmark Mortgage Trust Series 2025-B41 Class A1, 4.4006% 7/15/2068	436,151	437,827
BFLD Commercial Mortgage Trust Series 2025-5MW Class C, 5.6329% 10/10/2042 (b)(c)	300,000	302,713
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	2,040,000	2,023,472
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	411,791	411,791
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	361,740	367,794
BMO Mortgage Trust Series 2024-5C4 Class A3, 6.5262% 5/15/2057 (c)	1,000,000	1,065,147
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	374,230	377,647
BPR Trust Series 2021-TY Class B, CME Term SOFR 1 month Index + 1.2645%, 5.2235% 9/15/2038 (b)(c)(d)	780,000	778,063
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	747,361	747,827
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 5.8% 5/15/2041 (b)(c)(d)	729,044	729,498
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	1,872,000	1,868,522
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	527,044	526,058
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	223,139	221,664
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.6013% 12/15/2039 (b)(c)(d)	573,901	574,438
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 5.7518% 1/15/2042 (b)(c)(d)	410,000	409,872
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.3509% 1/15/2042 (b)(c)(d)	1,045,000	1,044,067
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	1,956,370	1,952,702
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	1,433,938	1,432,159
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	1,228,327	1,225,283
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	966,085	966,387
BX Trust Series 2025-GW Class A, CME Term SOFR 1 month Index + 1.6%, 5.559% 7/15/2042 (b)(c)(d)	1,150,000	1,152,153
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.7% 12/15/2044 (b)(c)(d)	815,000	814,491
BX Trust Series 2025-VOLT Class B, CME Term SOFR 1 month Index + 2.1%, 0% 12/15/2044 (b)(c)(d)	605,000	605,756
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	860,000	875,161
COMM Mortgage Trust Series 2014-CR15 Class B, 4.0159% 2/10/2047 (c)	458,329	451,506
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 5.4% 11/15/2042 (b)(c)(d)	1,110,000	1,110,000
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	1,165,000	1,166,818
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	435,000	436,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	540,162	550,043
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 5.8996% 5/15/2037 (b)(c)(d)	965,000	965,301
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 5.8004% 9/15/2041 (b)(c)(d)	1,595,000	1,597,312
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	738,093	716,112
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	2,874,000	2,770,348
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 6.0496% 6/15/2039 (b)(c)(d)	1,070,000	1,069,612
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.5505% 5/15/2041 (b)(c)(d)	995,000	991,521
MHC Commercial Mortgage Trust Series 2021-MHC Class B, CME Term SOFR 1 month Index + 1.2154%, 5.1744% 4/15/2038 (b)(c)(d)	568,000	567,823
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	907,000	905,025
Morgan Stanley Bank Amer Trust Series 2025-C35 Class A1, 4.609% 8/15/2058	198,352	199,943
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(c)(d)(f)	3,654,512	2,978,427
Nyc Coml Mtg Trust Series 2025-28L Class B, 5.0069% 11/5/2038 (b)(c)	390,000	390,770
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (b)(c)	680,000	694,326
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (b)	750,000	773,536
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 5.7001% 5/15/2039 (b)(c)(d)	790,000	788,028
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	1,470,489	1,469,115
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	869,000	868,999
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	1,060,000	1,060,044
Wells Fargo Commercial Mortgage Trust Series 2025-5C6 Class A1, 4.314% 10/15/2058	252,097	251,976
TOTAL UNITED STATES		49,915,627
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,550,536)		49,915,627

Fixed-Income Funds - 5.6%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	8,949,285	85,734,148
iShares 1-3 Year Treasury Bond ETF	1,157,075	96,129,791
TOTAL FIXED-INCOME FUNDS (Cost $180,085,690)		181,863,939

Non-Convertible Corporate Bonds - 20.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NBN Co Ltd 1.45% 5/5/2026 (b)	1,765,000	1,744,910
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (b)	487,000	484,874
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	3,000,000	3,006,328
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 3.625% 4/28/2026 (b)	242,000	241,324
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 1.625% 4/27/2026 (b)	1,600,000	1,583,384
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	2,600,000	2,602,596
		4,185,980
TOTAL AUSTRALIA		9,663,416
BERMUDA - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Bacardi Ltd 4.7% 5/15/2028 (b)	1,751,000	1,765,397
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030	490,000	513,032
TOTAL BERMUDA		2,278,429
CANADA - 1.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.2% 3/15/2027	1,415,000	1,396,324
Rogers Communications Inc 5% 2/15/2029	1,835,000	1,871,413
		3,267,737
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027	1,928,000	1,919,867
Enbridge Inc 4.6% 6/20/2028	350,000	353,864
Enbridge Inc 5.9% 11/15/2026	400,000	406,302
Enbridge Inc 6% 11/15/2028	325,000	341,676
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,180,000	1,188,998
		4,210,707
Financials - 1.4%
Banks - 1.4%
Bank of Montreal 0.949% 1/22/2027 (c)	3,200,000	3,184,619
Bank of Montreal 4.567% 9/10/2027 (c)	2,804,000	2,813,915
Bank of Montreal 4.8743% 9/22/2028 (c)	2,600,000	2,600,309
Bank of Nova Scotia/The 2.7% 8/3/2026	2,700,000	2,676,978
Bank of Nova Scotia/The 5.35% 12/7/2026	2,600,000	2,634,873
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	2,630,000	2,631,819
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	2,600,000	2,603,124
Federation des Caisses Desjardins du Quebec 4.565% 8/26/2030 (b)	770,000	778,013
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.6817% 1/27/2027 (b)(c)(d)	3,000,000	3,006,973
National Bank of Canada 4.95% 2/1/2028 (c)	2,522,000	2,547,461
Royal Bank of Canada 4.51% 10/18/2027 (c)	2,600,000	2,610,426
Royal Bank of Canada 5.069% 7/23/2027 (c)	3,500,000	3,522,436
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	3,100,000	3,108,209
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	2,600,000	2,602,463
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.7584% 12/17/2026 (c)(d)	4,100,000	4,113,563
		41,435,181
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 5.037% 3/25/2030 (b)	690,000	706,989
Element Fleet Management Corp 5.643% 3/13/2027 (b)	660,000	671,617
		1,378,606
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	400,000	407,197
TOTAL CANADA		50,699,428
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	1,400,000	1,326,640
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (g)	404,000	398,869

TOTAL CHILE		1,725,509
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 4.613% 10/2/2030 (b)(c)	770,000	777,134
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	730,000	741,709

TOTAL DENMARK		1,518,843
FINLAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	2,595,000	2,605,224
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	2,700,000	2,650,663
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,760,000	1,780,039
Credit Agricole SA 5.23% 1/9/2029 (b)(c)	705,000	719,398
Credit Agricole SA 5.589% 7/5/2026 (b)	2,600,000	2,624,109
Societe Generale SA 1.792% 6/9/2027 (b)(c)	2,200,000	2,169,874
Societe Generale SA 5.249% 5/22/2029 (b)(c)	570,000	581,251
Societe Generale SA 5.519% 1/19/2028 (b)(c)	770,000	779,457

TOTAL FRANCE		11,304,791
GERMANY - 0.9%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BMW US Capital LLC 4.6% 8/13/2027 (b)	1,965,000	1,984,271
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	3,000,000	3,008,699
Mercedes-Benz Finance North America LLC 4.8% 3/30/2026 (b)	365,000	365,724
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	3,500,000	3,512,800
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (b)	225,000	225,608
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (b)	1,375,000	1,387,677
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (b)	580,000	588,860
Volkswagen Group of America Finance LLC 5.4% 3/20/2026 (b)	2,000,000	2,007,118
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	1,425,000	1,441,629
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	650,000	660,801
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	2,956,000	2,964,830
		18,148,017
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	2,600,000	2,552,242
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	2,600,000	2,551,008
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	3,000,000	3,051,555
		8,154,805
Health Care - 0.0%
Pharmaceuticals - 0.0%
EMD Finance LLC 4.125% 8/15/2028 (b)	1,980,000	1,983,038
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (b)	870,000	873,281
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	325,000	328,089
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	690,000	700,916
		1,902,286
TOTAL GERMANY		30,188,146
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (g)	650,000	635,557
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd 5.686% 3/2/2026 (g)	800,000	802,552
State Bank of India/London 1.8% 7/13/2026 (g)	1,850,000	1,822,220

TOTAL INDIA		2,624,772
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Mandiri Persero Tbk PT 5.5% 4/4/2026 (g)	1,900,000	1,908,113
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	2,200,000	2,161,275
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,200,000	3,187,150
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	495,000	504,488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,551,000	1,595,345
		5,286,983
TOTAL FINANCIALS		7,448,258

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	805,000	800,034
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	2,600,000	2,597,804
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	685,000	709,810
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	300,000	312,822
		4,420,470
TOTAL IRELAND		11,868,728
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	4,805,000	4,731,039
Enel Finance International NV 4.125% 9/30/2028 (b)	385,000	385,279

TOTAL ITALY		5,116,318
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	705,000	714,836
		916,344
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	1,620,000	1,650,759
Financials - 0.1%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	2,800,000	2,742,717
TOTAL JAPAN		5,309,820
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tengizchevroil Finance Co International Ltd 4% 8/15/2026 (g)	1,680,000	1,669,500
KOREA (SOUTH) - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.125% 2/2/2028 (b)	900,000	900,676
Financials - 0.1%
Financial Services - 0.1%
Korea Housing Finance Corp 4.625% 2/24/2028 (b)	1,600,000	1,625,322
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp 5.375% 4/6/2026 (b)	1,750,000	1,757,667
Korea Hydro & Nuclear Power Co Ltd 1.25% 4/27/2026 (b)	1,421,000	1,404,883
		3,162,550
TOTAL KOREA (SOUTH)		5,688,548
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (g)	1,850,000	1,844,797
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 3.8% 1/8/2026	1,300,000	1,298,451
NETHERLANDS - 0.7%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 3.5% 1/29/2028 (b)	3,653,000	3,621,871
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	5,100,000	5,117,385
ING Groep NV 4.017% 3/28/2028 (c)	2,100,000	2,096,889
ING Groep NV 4.858% 3/25/2029 (c)	1,060,000	1,076,388
ING Groep NV 6.083% 9/11/2027 (c)	2,500,000	2,535,649
		10,826,311
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	195,000	192,234
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,695,000	2,690,865
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	873,000	874,232
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	365,000	366,065
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	155,000	155,615
NXP BV / NXP Funding LLC 5.35% 3/1/2026	2,600,000	2,601,215
		6,880,226
TOTAL NETHERLANDS		21,328,408
NORWAY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Var Energi ASA 5% 5/18/2027 (b)	790,000	797,051
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,000,000	1,974,806
TOTAL NORWAY		2,771,857
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SA Global Sukuk Ltd 4.125% 9/17/2030 (b)	1,890,000	1,862,198
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)	1,500,000	1,536,210
TOTAL SAUDI ARABIA		3,398,408
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.552% 3/14/2028 (c)	800,000	814,008
CaixaBank SA 6.684% 9/13/2027 (b)(c)	1,530,000	1,559,129

TOTAL SPAIN		2,373,137
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	3,200,000	3,155,585
Swedbank AB 6.136% 9/12/2026 (b)	2,400,000	2,438,641

TOTAL SWEDEN		5,594,226
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(c)	3,000,000	2,944,020
UNITED KINGDOM - 1.2%
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (b)	475,000	461,668
Tobacco - 0.2%
BAT International Finance PLC 1.668% 3/25/2026	2,985,000	2,961,255
BAT International Finance PLC 4.448% 3/16/2028	1,985,000	2,000,206
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	305,000	303,558
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	830,000	837,836
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,050,000	1,080,506
		7,183,361
TOTAL CONSUMER STAPLES		7,645,029

Financials - 0.8%
Banks - 0.8%
Barclays PLC 4.476% 11/11/2029 (c)	535,000	538,163
Barclays PLC 5.086% 2/25/2029 (c)	1,085,000	1,105,503
Barclays PLC 5.829% 5/9/2027 (c)	2,600,000	2,617,701
Barclays PLC 6.496% 9/13/2027 (c)	2,600,000	2,644,438
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,005,000	1,020,113
HSBC Holdings PLC 5.13% 11/19/2028 (c)	1,220,000	1,242,513
HSBC Holdings PLC 5.597% 5/17/2028 (c)	845,000	861,739
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,600,000	2,630,430
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	3,200,000	3,163,474
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	800,000	811,158
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	2,000,000	2,024,106
NatWest Group PLC 1.642% 6/14/2027 (c)	2,000,000	1,972,781
NatWest Group PLC 5.583% 3/1/2028 (c)	700,000	712,255
NatWest Group PLC 5.847% 3/2/2027 (c)	3,300,000	3,312,520
Santander UK Group Holdings PLC 1.673% 6/14/2027 (c)	420,000	414,110
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	550,000	550,606
Standard Chartered PLC 4.3% 2/19/2027 (b)	327,000	326,528
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)	780,000	795,714
		26,743,852
Health Care - 0.1%
Pharmaceuticals - 0.1%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	3,046,000	3,056,886
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	840,000	849,788
Rolls-Royce PLC 5.75% 10/15/2027 (b)	995,000	1,020,129
		1,869,917
TOTAL UNITED KINGDOM		39,315,684
UNITED STATES - 13.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
SBA Tower Trust 4.831% 10/15/2029 (b)	2,245,000	2,259,046
SBA Tower Trust 6.599% 11/15/2052 (b)	1,160,000	1,187,554
Verizon Communications Inc 2.1% 3/22/2028	1,583,000	1,517,897
Verizon Communications Inc 4.75% 1/15/2033	735,000	739,469
		5,703,966
Entertainment - 0.0%
Take-Two Interactive Software Inc 5% 3/28/2026	1,375,000	1,377,977
Interactive Media & Services - 0.0%
Meta Platforms Inc 4.2% 11/15/2030	1,445,000	1,455,045
Media - 0.0%
Comcast Corp 4.15% 10/15/2028	440,000	442,331
Omnicom Group Inc / Omnicom Capital Inc 3.6% 4/15/2026	370,000	369,170
TCA Cable TV Inc 3.35% 9/15/2026 (b)	460,000	456,988
TCA Cable TV Inc 3.5% 8/15/2027 (b)	350,000	345,765
		1,614,254
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.625% 4/15/2026	3,200,000	3,183,479
TOTAL COMMUNICATION SERVICES		13,334,721

Consumer Discretionary - 1.2%
Automobiles - 0.8%
American Honda Finance Corp 4.95% 1/9/2026	2,308,000	2,309,368
American Honda Finance Corp 5.65% 11/15/2028	1,245,000	1,299,744
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6028% 5/20/2026 (c)(d)	2,600,000	2,603,673
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6202% 11/19/2027 (c)(d)	2,500,000	2,499,060
General Motors Financial Co Inc 4.2% 10/27/2028	375,000	375,225
General Motors Financial Co Inc 5.05% 4/4/2028	1,575,000	1,603,452
General Motors Financial Co Inc 5.25% 3/1/2026	1,800,000	1,800,808
General Motors Financial Co Inc 5.35% 7/15/2027	743,000	755,689
General Motors Financial Co Inc 5.4% 4/6/2026	2,495,000	2,505,451
General Motors Financial Co Inc 5.4% 5/8/2027	711,000	722,694
Hyundai Capital America 4.85% 3/25/2027 (b)	615,000	619,900
Hyundai Capital America 4.875% 6/23/2027 (b)	785,000	793,083
Hyundai Capital America 5% 1/7/2028 (b)	985,000	1,000,522
Hyundai Capital America 5.25% 1/8/2027 (b)	675,000	682,614
Hyundai Capital America 5.45% 6/24/2026 (b)	2,000,000	2,013,252
Hyundai Capital America 5.5% 3/30/2026 (b)	935,000	938,873
Hyundai Capital America 5.6% 3/30/2028 (b)	580,000	596,411
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	2,210,000	2,221,403
		25,341,222
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (b)	1,205,000	1,222,461
ERAC USA Finance LLC 5% 2/15/2029 (b)	505,000	519,154
		1,741,615
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants Inc 4.35% 10/15/2027	1,120,000	1,124,843
Marriott International Inc/MD 3.125% 6/15/2026	1,628,000	1,620,267
Starbucks Corp 2% 3/12/2027	300,000	292,437
Starbucks Corp 4% 11/15/2028	755,000	754,761
		3,792,308
Specialty Retail - 0.3%
AutoZone Inc 5.165% 6/15/2030	800,000	828,070
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	2,335,000	2,335,342
Lowe's Cos Inc 4% 10/15/2028	470,000	470,129
O'Reilly Automotive Inc 4.35% 6/1/2028	723,000	728,950
O'Reilly Automotive Inc 5.75% 11/20/2026	4,798,000	4,871,985
		9,234,476
TOTAL CONSUMER DISCRETIONARY		40,109,621

Consumer Staples - 0.7%
Beverages - 0.1%
Keurig Dr Pepper Inc 3.95% 4/15/2029	198,000	195,634
Keurig Dr Pepper Inc 5.05% 3/15/2029	1,190,000	1,214,673
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	2,985,000	2,984,227
		4,394,534
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 4.125% 5/1/2028	1,279,000	1,279,376
Dollar General Corp 4.625% 11/1/2027	620,000	624,874
Dollar General Corp 5.2% 7/5/2028	584,000	598,814
Mars Inc 4.45% 3/1/2027 (b)	2,200,000	2,214,911
Mars Inc 4.55% 4/20/2028 (b)	1,660,000	1,680,693
Mars Inc 4.6% 3/1/2028 (b)	1,080,000	1,093,929
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	2,436,000	2,444,109
		9,936,706
Food Products - 0.2%
Bunge Ltd Finance Corp 2% 4/21/2026	515,000	510,586
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,230,000	1,243,385
Campbell's Company/The 5.3% 3/20/2026	579,000	580,869
McCormick & Co Inc/MD 0.9% 2/15/2026	3,450,000	3,426,044
		5,760,884
Tobacco - 0.1%
Philip Morris International Inc 5.125% 11/17/2027	307,000	313,429
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.6847% 10/27/2028 (c)(d)	1,734,000	1,735,452
		2,048,881
TOTAL CONSUMER STAPLES		22,141,005

Energy - 1.2%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp 3.9% 5/17/2028 (b)	1,363,000	1,361,292
Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC 3.723% 11/28/2028	855,000	850,178
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	1,005,000	1,015,089
Cheniere Energy Inc 4.625% 10/15/2028	170,000	170,000
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (c)(d)	2,704,000	2,709,082
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (b)	150,000	151,466
Diamondback Energy Inc 5.2% 4/18/2027	875,000	887,140
Energy Transfer LP 5.25% 7/1/2029	645,000	665,674
Energy Transfer LP 5.625% 5/1/2027 (b)	2,000,000	2,000,057
Energy Transfer LP 6.05% 12/1/2026	1,885,000	1,917,786
EOG Resources Inc 4.4% 1/15/2031	585,000	587,829
EQT Corp 3.125% 5/15/2026 (b)	1,715,000	1,703,505
HF Sinclair Corp 5.75% 1/15/2031	705,000	731,379
Kinder Morgan Inc 5.15% 6/1/2030	860,000	891,123
MPLX LP 4.8% 2/15/2031	2,875,000	2,911,777
Occidental Petroleum Corp 5% 8/1/2027	341,000	347,233
Occidental Petroleum Corp 5.2% 8/1/2029	465,000	476,585
ONEOK Inc 4.25% 9/24/2027	1,570,000	1,573,693
ONEOK Inc 4.85% 7/15/2026	1,899,000	1,902,727
ONEOK Inc 5.55% 11/1/2026	990,000	1,001,334
ONEOK Inc 5.625% 1/15/2028 (b)	385,000	393,246
Ovintiv Inc 5.375% 1/1/2026	461,000	461,225
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	590,000	593,904
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	308,000	308,512
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	657,000	657,772
Schlumberger Investment SA 4.5% 5/15/2028	749,000	755,943
Targa Resources Corp 4.35% 1/15/2029	690,000	692,321
Targa Resources Corp 5.2% 7/1/2027	345,000	350,481
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	3,000,000	3,001,096
Valero Energy Corp 5.15% 2/15/2030	365,000	376,513
Western Gas Partners LP 4.65% 7/1/2026	2,000,000	2,002,162
Williams Cos Inc/The 4.625% 6/30/2030	1,045,000	1,056,930
Williams Cos Inc/The 4.8% 11/15/2029	670,000	683,266
Williams Cos Inc/The 5.4% 3/2/2026	2,140,000	2,147,455
		35,974,483
TOTAL ENERGY		37,335,775

Financials - 6.2%
Banks - 2.8%
Bank of America Corp 1.658% 3/11/2027 (c)	3,100,000	3,077,714
Bank of America Corp 1.734% 7/22/2027 (c)	3,465,000	3,411,084
Bank of America Corp 3.559% 4/23/2027 (c)	2,700,000	2,693,783
Bank of America Corp 4.623% 5/9/2029 (c)	1,435,000	1,454,581
Bank of America Corp 5.08% 1/20/2027 (c)	645,000	645,630
Bank of America Corp 5.933% 9/15/2027 (c)	2,200,000	2,230,689
Citibank NA 4.929% 8/6/2026	3,000,000	3,016,077
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	2,650,000	2,663,046
Citigroup Inc 5.174% 2/13/2030 (c)	710,000	730,388
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (c)(d)	2,200,000	2,213,030
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	2,312,000	2,310,672
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	3,025,000	3,009,159
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	3,200,000	3,167,744
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	800,000	811,983
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	3,310,000	3,343,947
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	2,500,000	2,542,592
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 4.9501% 4/22/2027 (c)(d)	747,000	748,659
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (c)	855,000	862,465
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	1,100,000	1,103,609
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (c)(d)	3,000,000	3,006,017
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	2,610,000	2,615,136
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	2,600,000	2,602,142
PNC Bank NA U.S. SOFR Index + 0.73%, 4.805% 7/21/2028 (c)(d)	1,937,000	1,936,665
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	3,100,000	3,101,545
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	3,000,000	3,016,555
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	760,000	744,506
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	160,000	161,277
Truist Bank U.S. SOFR Index + 0.77%, 4.8267% 7/24/2028 (c)(d)	2,600,000	2,600,877
Truist Financial Corp 1.267% 3/2/2027 (c)	3,200,000	3,175,399
Truist Financial Corp 6.047% 6/8/2027 (c)	3,000,000	3,027,256
US Bancorp 4.548% 7/22/2028 (c)	1,070,000	1,078,244
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	3,500,000	3,513,823
Wells Fargo & Co 3% 4/22/2026	1,000,000	995,485
Wells Fargo & Co 3.196% 6/17/2027 (c)	3,200,000	3,184,173
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,130,000	3,107,290
Wells Fargo & Co 4.9% 1/24/2028 (c)	3,650,000	3,681,237
Wells Fargo & Co 4.97% 4/23/2029 (c)	2,895,000	2,951,792
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,500,000	2,553,220
		87,089,491
Capital Markets - 1.9%
Athene Global Funding 1.608% 6/29/2026 (b)	2,700,000	2,659,925
Athene Global Funding 2.95% 11/12/2026 (b)	2,700,000	2,669,162
Athene Global Funding 4.86% 8/27/2026 (b)	2,885,000	2,897,430
Athene Global Funding 5.349% 7/9/2027 (b)	860,000	872,772
Athene Global Funding 5.62% 5/8/2026 (b)	3,100,000	3,117,739
Athene Global Funding 5.684% 2/23/2026 (b)	1,320,000	1,324,061
Bank of New York Mellon 4.729% 4/20/2029 (c)	1,040,000	1,058,435
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	2,600,000	2,609,830
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	2,600,000	2,604,730
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	3,500,000	3,504,812
Charles Schwab Corp/The 4.343% 11/14/2031 (c)	1,780,000	1,784,615
Equitable America Global Funding 3.95% 9/15/2027 (b)	295,000	294,574
Equitable America Global Funding 4.65% 6/9/2028 (b)	875,000	884,558
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	1,457,000	1,458,603
GA Global Funding Trust 4.4% 9/23/2027 (b)	1,490,000	1,493,732
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,135,000	1,167,043
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	3,100,000	3,097,667
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	2,650,000	2,629,972
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,800,000	2,744,095
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	2,600,000	2,548,901
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	735,000	739,793
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	1,970,000	1,991,606
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	1,100,000	1,139,633
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	1,900,000	1,915,603
Intercontinental Exchange Inc 3.625% 9/1/2028	754,000	746,730
Intercontinental Exchange Inc 4.2% 3/15/2031	1,070,000	1,069,934
LPL Holdings Inc 4.625% 11/15/2027 (b)	220,000	219,952
LPL Holdings Inc 4.9% 4/3/2028	465,000	471,626
LPL Holdings Inc 5.7% 5/20/2027	1,298,000	1,322,321
LPL Holdings Inc 6.75% 11/17/2028	325,000	346,632
Morgan Stanley 1.512% 7/20/2027 (c)	2,700,000	2,655,168
Morgan Stanley 4.994% 4/12/2029 (c)	1,065,000	1,086,256
Nasdaq Inc 5.35% 6/28/2028	380,000	391,970
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	585,000	594,233
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	2,600,000	2,610,244
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (c)(d)	1,935,000	1,940,566
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	1,189,000	1,196,372
		61,861,295
Consumer Finance - 0.5%
American Express Co 4.731% 4/25/2029 (c)	840,000	853,949
American Express Co 5.043% 7/26/2028 (c)	710,000	721,875
American Express Co 5.098% 2/16/2028 (c)	380,000	384,862
American Express Co 5.389% 7/28/2027 (c)	2,600,000	2,623,055
American Express Co 5.532% 4/25/2030 (c)	845,000	884,346
American Express Co 5.645% 4/23/2027 (c)	2,600,000	2,616,090
Capital One Financial Corp 6.312% 6/8/2029 (c)	415,000	435,767
Capital One Financial Corp 7.149% 10/29/2027 (c)	410,000	420,362
Ford Motor Credit Co LLC 5.125% 11/5/2026	780,000	783,817
Ford Motor Credit Co LLC 5.8% 3/5/2027	835,000	845,028
Ford Motor Credit Co LLC 5.918% 3/20/2028	550,000	562,309
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	3,100,000	3,102,829
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.7203% 8/7/2026 (c)(d)	3,031,000	3,041,762
		17,276,051
Financial Services - 0.4%
BP Capital Markets America Inc 4.234% 11/6/2028	585,000	589,629
CNH Industrial Capital LLC 1.45% 7/15/2026	2,200,000	2,162,867
Corebridge Global Funding 4.25% 8/21/2028 (b)	760,000	761,865
Corebridge Global Funding 4.65% 8/20/2027 (b)	415,000	419,052
Corebridge Global Funding 5.2% 1/12/2029 (b)	325,000	333,498
Crown Castle Towers LLC 4.241% 7/15/2048 (b)	290,000	289,199
Fiserv Inc 3.5% 7/1/2029	400,000	387,016
Fiserv Inc 4.2% 10/1/2028	686,000	683,435
Fiserv Inc 4.55% 2/15/2031	330,000	327,539
Fiserv Inc 5.15% 3/15/2027	1,805,000	1,821,488
Fiserv Inc 5.375% 8/21/2028	590,000	604,938
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (b)	364,000	359,183
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (b)	90,000	89,311
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (b)	515,000	520,884
Penske Truck Leasing Co Lp / PTL Finance Corp 5.75% 5/24/2026 (b)	2,170,000	2,182,986
Western Union Co/The 1.35% 3/15/2026	2,954,000	2,927,562
		14,460,452
Insurance - 0.6%
Brighthouse Financial Global Funding 1.55% 5/24/2026 (b)	250,000	246,480
Brown & Brown Inc 4.6% 12/23/2026	828,000	831,820
Brown & Brown Inc 4.7% 6/23/2028	420,000	424,065
CNO Global Funding 1.75% 10/7/2026 (b)	1,810,000	1,774,838
CNO Global Funding 4.875% 12/10/2027 (b)	410,000	414,863
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,597,000	1,606,329
Fortitude Global Funding 4.625% 10/6/2028 (b)	710,000	710,522
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	1,230,000	1,279,951
Health Care Service Corp 5.2% 6/15/2029 (b)	585,000	602,363
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	3,335,000	3,360,907
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	715,000	729,921
Jackson National Life Global Funding 5.6% 4/10/2026 (b)	1,220,000	1,227,073
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.0673% 1/14/2028 (b)(c)(d)	2,500,000	2,506,453
RGA Global Funding 4.35% 8/25/2028 (b)	1,220,000	1,224,678
RGA Global Funding 4.6% 11/25/2030 (b)	1,455,000	1,458,086
Trinity Acq PLC 4.4% 3/15/2026	250,000	249,988
		18,648,337
TOTAL FINANCIALS		199,335,626

Health Care - 0.7%
Biotechnology - 0.1%
CSL Finance PLC 3.85% 4/27/2027 (b)	395,000	394,241
Gilead Sciences Inc 3.65% 3/1/2026	3,000,000	2,996,274
		3,390,515
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 4.693% 2/13/2028	1,325,000	1,342,064
Becton Dickinson & Co 6.7% 12/1/2026	731,000	744,785
Solventum Corp 5.45% 2/25/2027	617,000	625,443
Stryker Corp 4.7% 2/10/2028	922,000	936,644
		3,648,936
Health Care Providers & Services - 0.4%
Cencora Inc 3.45% 12/15/2027	190,000	187,853
Cencora Inc 4.625% 12/15/2027	720,000	729,022
Centene Corp 4.625% 12/15/2029	1,830,000	1,769,089
CVS Health Corp 1.3% 8/21/2027	2,175,000	2,073,923
CVS Health Corp 2.875% 6/1/2026	733,000	728,225
CVS Health Corp 3% 8/15/2026	415,000	411,653
CVS Health Corp 4.3% 3/25/2028	730,000	732,025
HCA Inc 3.125% 3/15/2027	1,140,000	1,125,031
HCA Inc 4.3% 11/15/2030	380,000	378,928
HCA Inc 5.625% 9/1/2028	1,600,000	1,652,347
Highmark Inc 1.45% 5/10/2026 (b)	435,000	429,270
Humana Inc 5.75% 12/1/2028	912,000	949,032
Humana Inc 5.75% 3/1/2028	300,000	310,018
Icon Investments Six DAC 5.809% 5/8/2027	1,690,000	1,723,483
		13,199,899
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	440,000	463,843
Life Sciences Tools & Services - 0.0%
Revvity Inc 1.9% 9/15/2028	904,000	850,321
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,230,000	1,225,707
Viatris Inc 2.3% 6/22/2027	736,000	710,757
		1,936,464
TOTAL HEALTH CARE		23,489,978

Industrials - 0.8%
Aerospace & Defense - 0.3%
Boeing Co 2.196% 2/4/2026	2,795,000	2,783,760
Boeing Co 3.2% 3/1/2029	845,000	817,299
Boeing Co 6.259% 5/1/2027	1,695,000	1,741,316
Huntington Ingalls Industries Inc 5.353% 1/15/2030	330,000	342,024
L3Harris Technologies Inc 3.85% 12/15/2026	1,700,000	1,697,005
RTX Corp 6.7% 8/1/2028	678,000	723,174
RTX Corp 7% 11/1/2028	644,000	690,276
		8,794,854
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	517,000	514,079
Owens Corning 5.5% 6/15/2027	690,000	703,849
		1,217,928
Commercial Services & Supplies - 0.0%
Waste Management Inc 3.875% 1/15/2029	1,505,000	1,502,813
Electrical Equipment - 0.1%
Regal Rexnord Corp 6.05% 2/15/2026	2,340,000	2,345,410
Regal Rexnord Corp 6.05% 4/15/2028	1,045,000	1,081,568
		3,426,978
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (b)	1,842,000	1,840,516
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,842,000	1,837,474
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026	1,133,000	1,126,352
Passenger Airlines - 0.1%
Delta Air Lines Inc 4.95% 7/10/2028	695,000	705,661
Southwest Airlines Co 4.375% 11/15/2028	1,185,000	1,185,021
		1,890,682
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (b)	1,915,000	1,884,280
Booz Allen Hamilton Inc 4% 7/1/2029 (b)	210,000	205,121
Verisk Analytics Inc 4.5% 8/15/2030	1,080,000	1,088,747
		3,178,148
Trading Companies & Distributors - 0.0%
GATX Corp 3.25% 9/15/2026	455,000	451,928
GATX Corp 3.85% 3/30/2027	284,000	282,663
GATX Corp 5.4% 3/15/2027	820,000	831,811
		1,566,402
TOTAL INDUSTRIALS		26,382,147

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.75% 3/30/2026	340,000	340,706
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (c)(d)	1,141,000	1,142,768
Dell International LLC / EMC Corp 4.75% 4/1/2028	1,005,000	1,018,742
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,750,000	1,759,379
Dell International LLC / EMC Corp 6.02% 6/15/2026	600,000	603,622
Keysight Technologies Inc 5.35% 7/30/2030	755,000	787,246
		5,652,463
IT Services - 0.0%
Gartner Inc 4.5% 7/1/2028 (b)	785,000	782,209
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC 5.5% 1/25/2031 (b)	380,000	395,168
Foundry JV Holdco LLC 5.9% 1/25/2030 (b)	330,000	347,004
Intel Corp 3.15% 5/11/2027	376,000	370,967
Intel Corp 3.75% 8/5/2027	655,000	650,447
Intel Corp 4% 8/5/2029	715,000	708,445
Intel Corp 4.875% 2/10/2028	222,000	225,400
Marvell Technology Inc 1.65% 4/15/2026	1,810,000	1,792,942
Marvell Technology Inc 4.75% 7/15/2030	310,000	314,607
Marvell Technology Inc 4.875% 6/22/2028	1,520,000	1,546,624
		6,351,604
Software - 0.3%
Atlassian Corp 5.25% 5/15/2029	425,000	436,216
Fortinet Inc 1% 3/15/2026	1,485,000	1,469,344
Oracle Corp 4.45% 9/26/2030	1,380,000	1,359,814
Synopsys Inc 4.65% 4/1/2028	2,075,000	2,102,743
VMware LLC 1.4% 8/15/2026	3,100,000	3,045,444
Workday Inc 3.5% 4/1/2027	525,000	521,261
		8,934,822
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	1,481,000	1,485,536
TOTAL INFORMATION TECHNOLOGY		23,206,634

Materials - 0.3%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	930,000	908,305
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	579,000	595,873
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	2,600,000	2,580,000
		4,084,178
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,025,000	1,037,676
Amrize Finance US LLC 4.95% 4/7/2030 (b)	375,000	384,725
		1,422,401
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031	360,000	363,390
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	276,000	275,175
Freeport-McMoRan Inc 4.375% 8/1/2028	160,000	159,740
Freeport-McMoRan Inc 5.25% 9/1/2029	323,000	328,290
Steel Dynamics Inc 4% 12/15/2028	1,775,000	1,770,193
		2,533,398
TOTAL MATERIALS		8,403,367

Real Estate - 0.5%
Diversified REITs - 0.1%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	2,550,000	2,548,653
Office REITs - 0.1%
COPT Defense Properties LP 2.25% 3/15/2026	2,700,000	2,682,884
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	390,000	397,089
Essex Portfolio LP 3.375% 4/15/2026	794,000	791,105
Extra Space Storage LP 3.875% 12/15/2027	1,065,000	1,059,965
		2,248,159
Retail REITs - 0.0%
Realty Income Corp 5.05% 1/13/2026	230,000	230,021
Specialized REITs - 0.2%
American Tower Corp 1.6% 4/15/2026	2,043,000	2,024,187
American Tower Corp 3.55% 7/15/2027	645,000	638,872
Crown Castle Inc 1.05% 7/15/2026	1,005,000	985,500
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,095,870
Crown Castle Inc 4.3% 2/15/2029	335,000	334,238
Crown Castle Inc 4.45% 2/15/2026	905,000	904,833
Crown Castle Inc 4.8% 9/1/2028	835,000	846,001
Crown Castle Inc 5% 1/11/2028	600,000	609,053
Crown Castle Inc 5.6% 6/1/2029	515,000	535,161
		7,973,715
TOTAL REAL ESTATE		15,683,432

Utilities - 0.9%
Electric Utilities - 0.6%
American Electric Power Co Inc 5.2% 1/15/2029	1,165,000	1,203,486
Appalachian Power Co 3.3% 6/1/2027	1,723,000	1,703,805
DTE Electric Co 4.25% 5/14/2027	474,000	477,289
Duke Energy Corp 4.3% 3/15/2028	515,000	517,558
Eversource Energy 4.75% 5/15/2026	2,000,000	2,005,729
Exelon Corp 3.4% 4/15/2026	1,136,000	1,132,750
Exelon Corp 5.15% 3/15/2029	380,000	391,314
FirstEnergy Corp 3.9% 7/15/2027 (e)	1,257,000	1,250,425
FirstEnergy Transmission LLC 4.55% 1/15/2030	310,000	313,925
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,224,956
NextEra Energy Capital Holdings Inc 4.6% 9/1/2027	255,000	257,699
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	1,187,000	1,199,563
Niagara Mohawk Power Corp 4.647% 10/3/2030 (b)	655,000	659,830
NRG Energy Inc 2% 12/2/2025 (b)	560,000	559,963
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	1,574,000	1,585,864
Pacific Gas and Electric Co 3.15% 1/1/2026	895,000	893,806
Pacific Gas and Electric Co 3.3% 12/1/2027	320,000	314,500
Pacific Gas and Electric Co 3.3% 3/15/2027	266,000	262,768
Pacific Gas and Electric Co 5% 6/4/2028	360,000	365,846
Pacific Gas and Electric Co 5.45% 6/15/2027	135,000	136,990
Southern Co/The 5.113% 8/1/2027 (e)	705,000	715,923
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,344,000	1,355,627
		18,529,616
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 4.05% 9/15/2028	690,000	690,437
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 1.375% 1/15/2026	1,724,000	1,714,989
Constellation Energy Generation LLC 5.6% 3/1/2028	269,000	278,038
		1,993,027
Multi-Utilities - 0.3%
Ameren Corp 1.95% 3/15/2027	578,000	562,684
Dominion Energy Inc 1.45% 4/15/2026	4,000,000	3,959,728
DTE Energy Co 4.875% 6/1/2028	830,000	845,071
DTE Energy Co 4.95% 7/1/2027	600,000	607,310
DTE Energy Co 5.2% 4/1/2030	820,000	848,019
NiSource Inc 5.25% 3/30/2028	210,000	215,445
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,275,000	1,305,996
Sempra 5.4% 8/1/2026	330,000	332,212
		8,676,465
TOTAL UTILITIES		29,889,545

TOTAL UNITED STATES		439,311,851
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $660,027,081)		664,985,981

U.S. Government Agency - Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Fannie Mae 5.5% 9/1/2053	80,675	82,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.523%, 6.317% 7/1/2035 (c)(d)	1,343	1,377
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.613%, 6.359% 12/1/2035 (c)(d)	3,265	3,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.28% 8/1/2037 (c)(d)	603	621
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 5/1/2038 (c)(d)	2,074	2,150
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.83% 4/1/2038 (c)(d)	4,640	4,819
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 6.574% 8/1/2038 (c)(d)	3,828	3,982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.907%, 6.907% 5/1/2038 (c)(d)	5,125	5,330
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.665% 12/1/2036 (c)(d)	826	857
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	199,990	164,297
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	199,018	162,923
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	691,488	595,427
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	732,126	627,445
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,554,948	1,391,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	348,190	338,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	5,218	5,136
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	187,807	168,799
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	111,951	100,610
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	126,232	124,701
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	9,645	9,597
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	418,852	393,252
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	55,548	52,153
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	10,212	10,102
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	16,578	15,487
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	135,898	132,105
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	56,344	54,384
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	16,627	16,038
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	725,411	696,327
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	772,976	741,019
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,616,162	1,548,334
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	32,709	32,452
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	371,244	370,537
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,709	5,686
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	52,733	52,468
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,964,512	1,934,375
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	263,591	264,944
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	107,322	108,072
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,521	3,496
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	34,586	34,445
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	133,268	135,684
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	1,795,135	1,807,592
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	635,200	637,623
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	8,448	8,630
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	961,756	980,752
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	4,006	4,098
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	105,207	107,375
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	16,168	16,485
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	6,057	6,175
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	61,710	62,902
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	56,725	58,087
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	46,004	46,912
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	33,613	34,419
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,970,239	4,001,513
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	718,091	724,421
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	156,681	162,301
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	998	1,038
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,653	1,721
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	15,085	15,668
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,577,173	1,613,947
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	917,819	934,630
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	14,040	14,625
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,348,536	1,379,558
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	3,627	3,770
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	764,479	782,781
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	6,579	6,838
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	4,558	4,738
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	13,062	13,599
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	320,717	334,213
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	151,461	154,803
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	13,066	13,612
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	26,301	27,278
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	34,834	36,143
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	30,826	31,983
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	24,316	25,251
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	10,483	10,874
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,194,108	3,246,622
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	1,572,942	1,602,735
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.372%, 5.984% 10/1/2033 (c)(d)	11,661	11,804
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,016	1,076
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	10,719	11,365
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	4,961	5,204
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,206	1,265
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	3,412	3,597
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	479,242	505,987
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	44,881	46,848
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,430	3,617
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	7,965	8,358
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	34,048	36,101
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,894	4,111
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,317	2,454
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,242	1,309
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	429,553	443,412
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	60,007	61,943
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	345,514	356,770
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	53,406	56,631
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	75,700	78,482
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	12,163	12,704
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	204,445	213,256
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	13,714	14,346
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	72,624	75,263
Freddie Mac Gold Pool 2.5% 1/1/2052	760,373	658,307
Freddie Mac Gold Pool 2.5% 4/1/2052	410,308	354,975
Freddie Mac Gold Pool 3% 11/1/2034	134,403	131,024
Freddie Mac Gold Pool 3.5% 12/1/2047	487,076	457,841
Freddie Mac Gold Pool 3.5% 2/1/2052	903,460	839,772
Freddie Mac Gold Pool 4% 12/1/2049	105,768	102,321
Freddie Mac Gold Pool 4.5% 2/1/2053	454,248	446,854
Freddie Mac Gold Pool 4.5% 5/1/2050	97,412	96,587
Freddie Mac Gold Pool 4.5% 9/1/2052	3,286,313	3,235,897
Freddie Mac Gold Pool 5% 10/1/2054	860,058	863,876
Freddie Mac Gold Pool 5% 12/1/2041	184,256	188,702
Freddie Mac Gold Pool 5% 6/1/2055	15,898	15,944
Freddie Mac Gold Pool 5.5% 10/1/2038	1,257	1,312
Freddie Mac Gold Pool 5.5% 4/1/2055	1,408,123	1,431,582
Freddie Mac Gold Pool 5.5% 7/1/2055	730,812	742,828
Freddie Mac Gold Pool 6% 10/1/2054	692,642	714,719
Freddie Mac Gold Pool 6% 10/1/2054	204,397	211,055
Freddie Mac Gold Pool 6% 12/1/2054	996,965	1,025,081
Freddie Mac Gold Pool 6% 2/1/2035	29,137	30,581
Freddie Mac Gold Pool 6% 5/1/2055	193,340	199,307
Freddie Mac Gold Pool 6% 6/1/2055	775,610	797,847
Freddie Mac Gold Pool 6% 8/1/2055	766,357	787,251
Freddie Mac Gold Pool 6% 9/1/2034	1,575	1,646
Freddie Mac Gold Pool 6% 9/1/2035	9,890	10,394
Freddie Mac Gold Pool 6.5% 12/1/2054	72,780	75,454
Freddie Mac Gold Pool 6.5% 9/1/2054	457,329	477,145
Freddie Mac Gold Pool 6.5% 9/1/2054	117,650	121,944
Freddie Mac Gold Pool 7% 3/1/2039	47,836	50,779
Freddie Mac Gold Pool 7.5% 6/1/2038	42,185	44,801
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 6.477% 6/1/2038 (c)(d)	6,446	6,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 6.355% 7/1/2035 (c)(d)	1,912	1,966
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.358% 10/1/2036 (c)(d)	3,349	3,451
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.733% 2/1/2037 (c)(d)	1,453	1,498
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.77%, 6.616% 5/1/2038 (c)(d)	4,088	4,226
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 6.688% 5/1/2037 (c)(d)	1,202	1,242
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.911%, 6.538% 12/1/2036 (c)(d)	2,170	2,250
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.933% 2/1/2037 (c)(d)	764	790
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.032%, 6.604% 11/1/2036 (c)(d)	2,212	2,300
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.069%, 6.988% 2/1/2037 (c)(d)	1,034	1,072
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.957% 2/1/2038 (c)(d)	9,092	9,461
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.332% 11/1/2034 (c)(d)	3,718	3,803
Freddie Mac Non Gold Pool 6% 5/1/2055	612,430	629,989
Freddie Mac Non Gold Pool 6.5% 1/1/2055	128,290	133,047
Freddie Mac Non Gold Pool 6.5% 1/1/2055	41,900	43,493
Freddie Mac Non Gold Pool 6.5% 6/1/2055	1,130,660	1,177,602
Freddie Mac STACR REMIC Trust Series DNA3 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 9/25/2045 (b)(c)(d)	795,268	796,422
Ginnie Mae I Pool 3.5% 7/20/2052	668,189	620,587
Ginnie Mae I Pool 3.5% 8/20/2044	134,084	127,013
Ginnie Mae I Pool 4% 10/20/2052	790,357	756,866
Ginnie Mae I Pool 4% 3/20/2048	51,067	49,043
Ginnie Mae I Pool 4% 4/20/2050	41,626	39,820
Ginnie Mae I Pool 4% 4/20/2050	31,509	30,132
Ginnie Mae I Pool 4% 4/20/2050	20,808	19,905
Ginnie Mae I Pool 4% 4/20/2050	17,484	16,719
Ginnie Mae I Pool 5.5% 4/20/2053	1,194,779	1,213,476
Ginnie Mae I Pool 5.5% 9/15/2045	176,887	182,355
Ginnie Mae I Pool 6% 7/15/2036	74,660	77,793
Ginnie Mae II Pool 3% 9/20/2047	773,290	706,468
Ginnie Mae II Pool 3.5% 1/20/2047	59,955	56,349
Ginnie Mae II Pool 3.5% 10/20/2046	941	884
Ginnie Mae II Pool 3.5% 11/20/2046	56,330	52,942
Ginnie Mae II Pool 3.5% 11/20/2050	719,041	669,951
Ginnie Mae II Pool 3.5% 2/20/2052	836,400	777,076
Ginnie Mae II Pool 4% 4/20/2050	46,800	44,769
Ginnie Mae II Pool 4% 4/20/2050	18,377	17,580
Ginnie Mae II Pool 4% 4/20/2050	12,631	12,083
Ginnie Mae II Pool 4% 4/20/2050	10,319	9,868
Ginnie Mae II Pool 4% 4/20/2050	4,400	4,207
Ginnie Mae II Pool 4% 8/20/2050	24,479	23,624
Ginnie Mae II Pool 4.5% 7/20/2041	195,428	196,013
Ginnie Mae II Pool 4.5% 9/20/2040	40,466	40,594
Ginnie Mae II Pool 5% 1/20/2036	4,059	4,135
Ginnie Mae II Pool 5% 1/20/2048	41,261	42,168
Ginnie Mae II Pool 5% 11/20/2039	118,650	121,183
Ginnie Mae II Pool 5% 12/1/2055 (h)	3,780,000	3,775,865
Ginnie Mae II Pool 5% 12/20/2034	7,826	7,964
Ginnie Mae II Pool 5% 12/20/2035	5,173	5,268
Ginnie Mae II Pool 5% 2/20/2040	8,249	8,427
Ginnie Mae II Pool 5% 2/20/2048	157,889	161,361
Ginnie Mae II Pool 5% 3/20/2041	4,562	4,663
Ginnie Mae II Pool 5% 5/20/2036	5,272	5,372
Ginnie Mae II Pool 5% 5/20/2048	14,675	14,979
Ginnie Mae II Pool 5.5% 2/20/2049	64,466	66,749
Ginnie Mae II Pool 5.5% 3/20/2048	35,489	36,991
TOTAL UNITED STATES		58,203,959
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $58,920,824)		58,203,959

Short-Term Funds - 45.6%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	26,871,079	272,472,744
JPMorgan Ultra-Short Income ETF	7,174,270	364,094,203
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	21,847,418	218,255,702
PIMCO Short-Term Fund Institutional Class	43,588,875	421,940,314
T. Rowe Price Ultra Short-Term Bond Fund	39,443,358	200,372,260
TOTAL SHORT-TERM FUNDS (Cost $1,467,047,593)		1,477,135,223

Commercial Paper - 0.7%
	Yield (%) (i)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 12/11/2025	4.40	785,000	783,775
Conagra Brands Inc 0% 12/12/2025	4.24	2,025,000	2,021,667
Conagra Brands Inc 0% 12/15/2025	4.32	1,565,000	1,561,846
Crown Castle Inc 0% 12/18/2025	4.37	1,970,000	1,965,138
Edison International 0% 12/1/2025	4.32	1,560,000	1,559,459
Harley-Davidson Financial Services Inc 0% 1/6/2026	4.42	1,995,000	1,985,832
HCA Inc 0% 1/5/2026	4.32	1,795,000	1,786,801
HCA Inc 0% 12/11/2025	4.25	1,965,000	1,961,971
International Flavors & Fragrances Inc 0% 12/30/2025	4.32	2,040,000	2,032,602
Ovintiv Inc 0% 12/18/2025	4.65	1,805,000	1,800,402
Southern California Edison Co 0% 1/6/2026	4.58	1,955,000	1,945,793
Western Gas Partners LP 0% 12/4/2025	4.31	1,495,000	1,493,877
Western Gas Partners LP 0% 12/8/2025	4.34	865,000	863,915
TOTAL COMMERCIAL PAPER (Cost $21,769,996)			21,763,078

U.S. Treasury Obligations - 11.6%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026	3.83	52,000,000	51,610,341
US Treasury Bills 0% 5/14/2026	3.77	52,000,000	51,134,431
US Treasury Notes 3.5% 10/31/2027 (j)	3.58 to 3.60	20,055,000	20,050,300
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.24	10,500,000	10,485,070
US Treasury Notes 3.5% 9/30/2027	3.55	28,700,000	28,692,152
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	100,685,000	100,846,253
US Treasury Notes 3.75% 6/30/2027	3.72 to 3.91	5,915,000	5,933,022
US Treasury Notes 3.875% 5/31/2027	3.96	1,080,000	1,084,978
US Treasury Notes 4.125% 1/31/2027	4.02 to 4.36	101,000,000	101,579,962
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.29	3,520,139	3,562,347
TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,114,474)			374,978,856

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.02	30,752,311	30,758,461
Fidelity Investments Money Market Government Portfolio - Institutional Class (l)(m)	3.90	3,738,563	3,738,563
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	3.94	3,265,617	3,265,617
TOTAL MONEY MARKET FUNDS (Cost $37,762,641)			37,762,641

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,218,928,547)	3,236,188,474
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,826,020
NET ASSETS - 100.0%	3,240,014,494

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	796	3/31/2026	166,245,844	(48,264)	(48,264)

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	209	3/20/2026	23,688,844	(5,197)	(5,197)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	52	3/20/2026	6,043,375	(21,199)	(21,199)
CBOT 5Y US Treasury Notes Contracts (United States)	45	3/31/2026	4,939,102	(2,525)	(2,525)
CBOT US Treasury Ultra Bond Contracts (United States)	53	3/20/2026	6,414,656	(46,450)	(46,450)

TOTAL SOLD					(75,371)

TOTAL FUTURES CONTRACTS					(123,635)
The notional amount of futures purchased as a percentage of Net Assets is 5.1%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,630,032 or 15.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,408,248 or 0.3% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,234,711.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Affiliated fund.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,426,071	269,169,012	256,836,869	376,919	247	-	30,758,461	30,752,311	0.1%
Fidelity Securities Lending Cash Central Fund	55,644,889	429,713,196	485,357,874	7,946	(211)	-	-	-	0.0%
Total	74,070,960	698,882,208	742,194,743	384,865	36	-	30,758,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	67,807,370	127,994,918	192,063,725	806,931	-	-	3,738,563	3,738,563
Fidelity SAI Short-Term Bond Fund	5,082,980	25,015	5,120,607	25,342	103,078	(90,466)	-	-
	72,890,350	128,019,933	197,184,332	832,273	103,078	(90,466)	3,738,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	327,430,500	-	327,430,500	-

Bank Notes
Financials	8,133,103	-	8,133,103	-

Collateralized Mortgage Obligations	34,015,567	-	34,015,567	-

Commercial Mortgage Securities	49,915,627	-	46,937,200	2,978,427

Fixed-Income Funds	181,863,939	181,863,939	-	-

Non-Convertible Corporate Bonds
Communication Services	20,164,388	-	20,164,388	-
Consumer Discretionary	59,556,089	-	59,556,089	-
Consumer Staples	36,824,061	-	36,824,061	-
Energy	46,360,105	-	46,360,105	-
Financials	334,679,364	-	334,679,364	-
Health Care	28,529,902	-	28,529,902	-
Industrials	36,830,307	-	36,830,307	-
Information Technology	30,086,860	-	30,086,860	-
Materials	18,103,060	-	18,103,060	-
Real Estate	15,683,432	-	15,683,432	-
Utilities	38,168,413	-	38,168,413	-

U.S. Government Agency - Mortgage Securities	58,203,959	-	58,203,959	-

Short-Term Funds	1,477,135,223	1,477,135,223	-	-

Commercial Paper	21,763,078	-	21,763,078	-

U.S. Treasury Obligations	374,978,856	-	374,978,856	-

Money Market Funds	37,762,641	37,762,641	-	-
Total Investments in Securities:	3,236,188,474	1,696,761,803	1,536,448,244	2,978,427
Derivative Instruments:

Liabilities
Futures Contracts	(123,635)	(123,635)	-	-
Total Liabilities	(123,635)	(123,635)	-	-
Total Derivative Instruments:	(123,635)	(123,635)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(123,635)
Total Interest Rate Risk	-	(123,635)
Total Value of Derivatives	-	(123,635)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,184,431,523)	$3,201,691,450
Fidelity Central Funds (cost $30,758,461)	30,758,461
Other affiliated issuers (cost $3,738,563)	3,738,563

Total Investment in Securities (cost $3,218,928,547)		$3,236,188,474
Foreign currency held at value (cost $501)		548
Receivable for investments sold
Regular delivery		1,772,893
Delayed delivery		376,005
Receivable for fund shares sold		1,834,526
Dividends receivable		1,029
Interest receivable		10,738,596
Distributions receivable from Fidelity Central Funds		126,825
Receivable for daily variation margin on futures contracts		31,197
Prepaid expenses		2,753
Other receivables		133,695
Total assets		3,251,206,541
Liabilities
Payable to custodian bank	$208,120
Payable for investments purchased
Regular delivery	2,944,993
Delayed delivery	4,137,617
Payable for fund shares redeemed	1,992,620
Distributions payable	1,615,434
Accrued management fee	118,031
Other payables and accrued expenses	175,232
Total liabilities		11,192,047
Net Assets		$3,240,014,494
Net Assets consist of:
Paid in capital		$3,299,968,378
Total accumulated earnings (loss)		(59,953,884)
Net Assets		$3,240,014,494
Net Asset Value, offering price and redemption price per share ($3,240,014,494 ÷ 322,836,000 shares)		$10.04
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$42,174,085
Affiliated issuers		832,273
Interest		37,222,786
Income from Fidelity Central Funds (including $7,946 from security lending)		384,865
Total income		80,614,009
Expenses
Management fee	$5,189,161
Custodian fees and expenses	32,609
Independent trustees' fees and expenses	7,826
Registration fees	55,103
Audit fees	32,849
Legal	2,627
Miscellaneous	7,656
Total expenses before reductions	5,327,831
Expense reductions	(4,467,530)
Total expenses after reductions		860,301
Net Investment income (loss)		79,753,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,524,446
Fidelity Central Funds	36
Other affiliated issuers	103,078
Futures contracts	(890,902)
Total net realized gain (loss)		1,736,658
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,906,940
Affiliated issuers	(90,466)
Assets and liabilities in foreign currencies	11
Futures contracts	51,896
Total change in net unrealized appreciation (depreciation)		9,868,381
Net gain (loss)		11,605,039
Net increase (decrease) in net assets resulting from operations		$91,358,747
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,753,708	$198,852,716
Net realized gain (loss)	1,736,658	3,106,836
Change in net unrealized appreciation (depreciation)	9,868,381	23,435,576
Net increase (decrease) in net assets resulting from operations	91,358,747	225,395,128
Distributions to shareholders	(76,363,364)	(196,243,624)

Share transactions
Proceeds from sales of shares	561,162,596	2,185,136,166
Reinvestment of distributions	65,657,909	169,411,599
Cost of shares redeemed	(1,252,782,300)	(3,125,640,998)

Net increase (decrease) in net assets resulting from share transactions	(625,961,795)	(771,093,233)
Total increase (decrease) in net assets	(610,966,412)	(741,941,729)

Net Assets
Beginning of period	3,850,980,906	4,592,922,635
End of period	$3,240,014,494	$3,850,980,906

Other Information
Shares
Sold	56,056,313	218,828,159
Issued in reinvestment of distributions	6,551,087	16,963,469
Redeemed	(125,061,199)	(313,009,848)
Net increase (decrease)	(62,453,799)	(77,218,220)

Financial Highlights
Strategic Advisers® Short Duration Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.93	$9.83	$9.89	$10.13	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.227	.488	.474	.296	.075	.106
Net realized and unrealized gain (loss)	.030	.061	.081	(.052)	(.230)	.081
Total from investment operations	.257	.549	.555	.244	(.155)	.187
Distributions from net investment income	(.217)	(.479)	(.451)	(.304)	(.085)	(.112)
Distributions from net realized gain	-	-	(.004)	-	-	(.005)
Total distributions	(.217)	(.479)	(.455)	(.304)	(.085)	(.117)
Net asset value, end of period	$10.04	$10.00	$9.93	$9.83	$9.89	$10.13
Total Return C,D	2.59%	5.65%	5.76%	2.52%	(1.54)%	1.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.29%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.05 % G	.05%	.04%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% G	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	4.51% G	4.89%	4.80%	3.01%	.74%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,240,014	$3,850,981	$4,592,923	$4,322,141	$5,779,380	$6,180,788
Portfolio turnover rate H	52 % G	86%	59%	49%	43%	102%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$126,714

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,313,019
Gross unrealized depreciation	(4,358,488)
Net unrealized appreciation (depreciation)	$20,954,531
Tax cost	$3,215,110,308

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(18,536,342)
Long-term	(77,055,365)
Total capital loss carryforward	$(95,591,707)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	524,080,417	1,163,242,374
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Short Duration Fund	2,103
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Short Duration Fund	810
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $4,414,926. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $52,604.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, T. Rowe Price International Ltd., and T. Rowe Price Hong Kong Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended December 31, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the total peer group for the 12-month period ended December 31, 2024 and below the median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.934461.113
ASD-SANN-0126
Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class XR, CME Term SOFR 3 month Index + 1.1%, 4.9844% 7/18/2038 (b)(c)(d)	2,586,316	2,586,980
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	3,615,000	3,613,916
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	6,075,000	6,076,774
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	7,870,000	7,867,167
TOTAL BAILIWICK OF JERSEY		20,144,837
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	360,990	363,042
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	86,863	87,996
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	389,038	393,191
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	334,360	337,296
TOTAL CANADA		1,181,525
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	5,790,000	5,787,383
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0074% 4/22/2035 (b)(c)(d)	3,700,000	3,695,867
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	5,600,000	5,601,753
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	4,537,000	4,538,184
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	2,406,000	2,409,948
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	4,111,000	4,102,823
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	5,180,000	5,186,905
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	4,930,000	4,928,654
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	4,094,000	4,096,162
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	3,656,000	3,656,951
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	3,582,000	3,588,659
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	5,520,000	5,519,172
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	564,155	564,336
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	1,257,415	1,257,968
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	5,114,000	5,113,882
Sixth Street Clo Xix Ltd Series 2025-19A Class X, CME Term SOFR 3 month Index + 1%, 4.8816% 7/17/2038 (b)(c)(d)	2,000,000	2,001,298
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	2,950,000	2,955,829
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	2,420,980	2,422,956
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		67,428,730
UNITED STATES - 0.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	526,918	527,211
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	744,112	745,493
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	4,935,000	4,939,734
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	410,363	412,960
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	5,000,000	5,095,930
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	2,573,877	2,599,279
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	418,434	421,672
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	920,138	925,561
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	316,000	322,266
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	390,000	391,033
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (b)	6,000,000	6,061,897
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	690,000	701,503
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	2,620,000	2,620,735
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (b)	1,815,000	1,811,863
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	1,026,000	1,036,627
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	980,771	983,498
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	216,669	218,274
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	3,405,000	3,433,528
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	787,590	790,919
CarMax Auto Owner Trust Series 2023-3 Class A3, 5.28% 5/15/2028	783,216	788,620
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	238,957	241,827
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	476,000	481,714
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,196,000	2,220,850
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	5,200,000	5,208,522
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	2,735,000	2,753,575
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	3,650,000	3,668,767
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	4,825,000	4,823,991
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	477,168	481,451
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	2,619,000	2,649,406
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	3,339,000	3,369,903
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,080,000	2,152,077
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	656,657	660,014
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	662,399	666,929
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,757,304	1,771,829
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	141,171	141,572
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	372,769	374,911
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	983,982	990,782
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	827,000	832,749
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,042,102	1,044,218
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	1,750,000	1,769,011
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	112,325	113,511
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	199,000	203,208
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,310,000	1,321,587
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	1,159,199	1,163,930
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	5,023,000	5,043,607
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	148,086	148,355
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	490,721	493,498
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	229,599	232,662
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,047,050	1,054,905
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,415,000	2,447,899
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	991,000	1,000,980
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,765,000	2,811,604
Enterprise Fleet Financing LLC Series 2025-3 Class A3, 4.46% 9/20/2029 (b)	5,730,000	5,800,219
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	244,925	245,942
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	424,000	431,221
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	3,270,000	3,284,883
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	3,950,000	3,950,692
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	4,695,000	4,699,639
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	5,500,000	5,489,858
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	605,980	609,844
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,895,000	1,915,738
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	986,000	989,451
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	3,118,000	3,171,080
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.892% 4/15/2029 (b)(c)(d)	4,000,000	4,008,021
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	2,835,000	2,875,205
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,430,000	1,450,116
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	171,963	173,201
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	1,564,643	1,568,762
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	5,000,000	5,019,295
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	1,104,000	1,111,889
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	6,264,000	6,351,027
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,055,000	1,069,872
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	355,890	357,015
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	4,935,000	4,936,267
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	2,491,287	2,514,735
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	297,257	297,655
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,108,000	1,113,738
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	163,700	164,889
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	577,000	581,624
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	3,371,000	3,398,175
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	4,000,000	3,995,976
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	593,000	602,852
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	262,776	263,205
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	714,000	721,089
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,874,000	3,880,483
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	697,408	701,997
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,063,000	1,076,087
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	120,526	120,404
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	2,465,000	2,472,757
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,220,000	1,221,605
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	760,000	764,616
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	1,525,000	1,511,917
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (b)	5,500,000	5,514,621
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	315,870	318,398
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	3,160,000	3,165,172
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	388,690	391,388
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	333,354	334,166
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	795,000	795,232
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	1,108,279	1,112,491
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	3,550,000	3,567,654
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	556,751	559,805
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	585,566	586,812
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	5,851,954	5,851,097
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	929,088	935,099
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	491,675	494,195
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	351,333	354,844
SFS Auto Receivables Securitization Trust Series 2025-2A Class A3, 4.44% 12/20/2030 (b)	3,340,000	3,375,093
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,160,148	1,162,604
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	1,811,000	1,821,958
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3, 4.27% 11/20/2028 (b)	5,510,000	5,537,632
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	728,216	730,601
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	180,976	181,249
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	112,080	112,542
Upstart Securitization Trust Series 2025-3 Class A2, 4.6% 9/20/2035 (b)	6,070,000	6,074,687
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,330,000	1,341,089
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	565,000	567,302
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,573,000	1,582,613
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,665,240
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	423,034	423,652
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	5,050,000	5,061,725
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	453,239	455,393
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,623,216
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	301,000	302,023
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	2,470,000	2,502,932
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	647,434	655,392
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	2,052,045	2,075,118
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.9626% 6/21/2039 (b)(c)(d)	1,500,383	1,509,745
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	2,876,387	2,899,780
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	4,600,000	4,631,176
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	5,760,000	5,801,399
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	3,785,000	3,781,239
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	839,522	848,210
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	2,009,304	2,020,018
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	111,811	112,403
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	1,644,000	1,659,011
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,490,000	1,500,483
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	850,000	850,069
TOTAL UNITED STATES		264,928,056
TOTAL ASSET-BACKED SECURITIES (Cost $352,089,068)		353,683,148

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c)	3,117,000	3,160,846
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	3,500,000	3,511,137
TOTAL FINANCIALS		6,671,983

TOTAL BANK NOTES (Cost $6,617,000)		6,671,983

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	297,964	294,224
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	168,658	167,941
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	231,123	226,634
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	12,847	12,794
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	28,625	28,240
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	699,922	685,103
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	1,273,548	1,245,849
TOTAL UNITED STATES		2,660,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,597,733)		2,660,785

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	3,835,000	3,849,365
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	1,150,692	1,146,023
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	388,070	388,070
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	778,000	778,000
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	3,929,359	3,929,358
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	2,654,648	2,654,647
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	4,784,578	4,787,562
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	576,000	574,930
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	1,115,759	1,113,672
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	3,201,991	3,201,990
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	3,394,444	3,372,009
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	1,698,452	1,698,452
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	5,373,044	5,362,971
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	956,479	955,292
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	1,879,000	1,876,691
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	3,531,174	3,532,277
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	2,681,000	2,675,772
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	2,745,000	2,749,283
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	124,723	122,774
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,331,201	1,321,869
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	295,000	295,092
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	2,500,000	2,409,837
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	112,405	112,300
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	1,534,000	1,533,999
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	1,775,000	1,775,073
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	1,017,000	1,022,360
TOTAL UNITED STATES		53,239,668
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,179,343)		53,239,668

Common Stocks - 52.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Ltd	4,771,671	20,132,472
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	7,025	601,902
TOTAL AUSTRALIA		20,734,374
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	463,813	15,887,234
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG (e)	54,300	5,254,784
TOTAL AUSTRIA		21,142,018
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	531,500	10,853,230
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	408,901	4,428,398
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	1,141,600	318,579,661
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States) (e)	49,522	2,299,802
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	1	20
Financial Services - 0.0%
StoneCo Ltd Class A (e)(f)	607,200	10,231,320
TOTAL FINANCIALS		10,231,340

Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	8,972,408
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	127,700	14,053,385
TOTAL BRAZIL		33,257,133
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (f)	461,500	7,171,710
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (e)	123,729	4,571,787
CANADA - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc	152,900	4,132,551
Restaurant Brands International Inc (e)	406,800	29,491,508
		33,624,059
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (e)	40,000	2,245,518
TOTAL CONSUMER DISCRETIONARY		35,869,577

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	1,746,900	95,104,764
Metro Inc/CN	170,100	12,276,851
		107,381,615
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (f)	14,600,100	81,230,654
Cameco Corp (United States) (f)	22,648	2,004,574
Canadian Natural Resources Ltd (United States)	2,271,700	76,715,309
Cenovus Energy Inc	754,480	13,475,846
Imperial Oil Ltd (e)	4,028,700	398,646,562
Imperial Oil Ltd (United States) (e)	1,029,500	101,714,600
Parex Resources Inc (e)	1,913,900	25,227,406
		699,014,951
Financials - 0.0%
Insurance - 0.0%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	35,055	60,251,604
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (f)	2,016,154	90,162,407
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (f)	461,200	75,953,034
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)	15,700	5,407,237
Software - 0.0%
D-Wave Quantum Inc (f)	97,900	2,219,393
TOTAL INFORMATION TECHNOLOGY		7,626,630

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	1,257,200	73,131,324
Metals & Mining - 0.0%
Altius Minerals Corp (e)	301,900	8,622,011
McEwen Inc (e)(f)	314,800	5,858,428
Triple Flag Precious Metals Corp (United States)	203,000	6,798,470
		21,278,909
Paper & Forest Products - 0.0%
Stella-Jones Inc	39,600	2,465,347
TOTAL MATERIALS		96,875,580

Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (e)	297,122	13,563,619
TOTAL CANADA		1,186,699,017
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	741,400	46,740,818
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	501,200	4,457,958
TOTAL CONSUMER DISCRETIONARY		51,198,776

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Petroleum & Chemical Corp H Shares	5,988,000	3,391,763
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	4,280,000	11,016,575
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (b)(g)	4,142,814	3,873,753
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Holdings Ltd	664,500	2,222,497
TOTAL CHINA		71,703,364
CYPRUS - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Toro Corp (f)	2,500	9,724
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (f)	132,000	28,027,560
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,132,200	55,874,070
TOTAL DENMARK		83,901,630
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	771,894	28,660,424
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	2,869,100	47,240,783
Media - 0.0%
IPSOS SA	84,000	3,126,818
TOTAL COMMUNICATION SERVICES		50,367,601

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
AKWEL SADIR	5,700	53,970
Cie Generale des Etablissements Michelin SCA Series B	183,700	6,012,842
		6,066,812
Specialty Retail - 0.0%
Maisons du Monde SA (b)(e)(f)(g)	415,000	991,983
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	99,000	73,173,229
TOTAL CONSUMER DISCRETIONARY		80,232,024

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	337,400	30,372,732
Food Products - 0.0%
Societe LDC SADIR	20,718	2,065,047
TOTAL CONSUMER STAPLES		32,437,779

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA	172,300	3,139,874
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE ADR	245,620	16,137,234
TOTAL ENERGY		19,277,108

Financials - 0.0%
Banks - 0.0%
BNP Paribas SA	272,500	23,292,960
Capital Markets - 0.0%
Antin Infrastructure Partners SA	208,726	2,480,079
TOTAL FINANCIALS		25,773,039

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	90,000	21,648,650
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	267,598	62,937,022
Ground Transportation - 0.0%
Stef SA	52,034	7,257,394
TOTAL INDUSTRIALS		70,194,416

Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	92,980	14,209,026
TOTAL FRANCE		314,139,643
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	4,085,561
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (f)	426,400	18,475,912
TOTAL CONSUMER DISCRETIONARY		22,561,473

Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (e)(f)	190,000	19,598,500
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG	398,854	1,811,902
Machinery - 0.0%
JOST Werke SE (b)(g)	89,100	5,365,796
Norma Group SE (e)	85,768	1,325,618
		6,691,414
Trading Companies & Distributors - 0.0%
Brenntag SE	60,200	3,454,234
TOTAL INDUSTRIALS		11,957,550

Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	572,155	138,318,471
TOTAL GERMANY		192,435,994
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (e)	518,058	7,807,134
GREECE - 0.1%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,631,741
Specialty Retail - 0.0%
JUMBO SA	359,320	11,407,395
TOTAL CONSUMER DISCRETIONARY		14,039,136

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	265,608	3,809,330
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	14,092,907	55,819,048
National Bank of Greece SA	243,200	3,809,661
Piraeus Financial Holdings SA	4,203,277	34,482,316
		94,111,025
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC	87,400	4,472,383
TOTAL GREECE		116,431,874
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	357,126
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	2,874,494
TOTAL HONG KONG		3,231,620
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,243,412
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	2,322,262	26,186,391
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,000,888	6,294,481
TOTAL INDIA		34,724,284
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	3,675,910	37,748,278
Bank of Ireland Group PLC	274,700	5,087,220

TOTAL IRELAND		42,835,498
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	367,700	2,719,981
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	182,900	7,676,313
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (f)	29,060	9,091,130
Software - 0.0%
Cellebrite DI Ltd (f)	811,120	13,675,484
TOTAL INFORMATION TECHNOLOGY		22,766,614

TOTAL ISRAEL		33,162,908
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	472,600	5,034,141
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	155,800	7,812,086
Davide Campari-Milano NV (e)	2,242,600	15,264,511
		23,076,597
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (e)	495,000	5,123,409
TOTAL CONSUMER STAPLES		28,200,006

Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	128,620	8,186,045
Financial Services - 0.0%
BFF Bank SpA (b)(f)(g)	711,400	9,038,929
TOTAL FINANCIALS		17,224,974

TOTAL ITALY		50,459,121
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	3,032,966
Distributors - 0.0%
Arata Corp	146,400	2,919,471
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	1,079,819
Specialty Retail - 0.0%
ARCLANDS CORP	293,500	3,598,173
TOTAL CONSUMER DISCRETIONARY		10,630,429

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd	10,700	521,282
G-7 Holdings Inc	439,100	3,890,493
YAKUODO Holdings Co Ltd	41,300	580,350
		4,992,125
Food Products - 0.0%
Pickles Holdings Co Ltd	132,000	1,002,221
S Foods Inc	207,700	3,523,607
		4,525,828
Household Products - 0.0%
Transaction Co Ltd	100,800	702,093
TOTAL CONSUMER STAPLES		10,220,046

Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	194,000	3,937,006
Health Care - 0.0%
Pharmaceuticals - 0.0%
Eisai Co Ltd	200,000	6,272,736
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (e)	665,200	4,428,847
Building Products - 0.0%
Nihon Dengi Co Ltd	77,000	3,366,794
Nihon Flush Co Ltd	97,378	527,395
		3,894,189
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	22,200	188,878
Prestige International Inc	523,110	2,287,277
		2,476,155
Construction & Engineering - 0.0%
Raiznext Corp	206,100	3,130,983
Machinery - 0.0%
Daiwa Industries Ltd	325,400	3,330,973
Professional Services - 0.0%
Altech Corp	59,000	1,038,321
Creek & River Co Ltd	91,800	853,325
Persol Holdings Co Ltd	1,919,100	3,451,076
Quick Co Ltd	535,500	2,907,103
Will Group Inc	187,400	1,400,056
		9,649,881
Trading Companies & Distributors - 0.0%
Chori Co Ltd	70,700	1,889,648
ITOCHU Corp	189,600	11,361,071
Mitani Corp	225,000	3,435,389
Totech Corp	98,000	2,283,666
		18,969,774
TOTAL INDUSTRIALS		45,880,802

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	199,860	3,892,155
Maruwa Co Ltd/Aichi	12,900	3,911,168
Riken Keiki Co Ltd	36,400	755,008
		8,558,331
IT Services - 0.0%
Avant Group Corp	185,100	2,135,336
DTS Corp	449,200	3,482,483
TDC Soft Inc	291,400	2,578,117
		8,195,936
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (e)(f)	835,560	22,301,097
Disco Corp	44,000	12,270,331
Renesas Electronics Corp	1,244,200	14,672,310
SUMCO Corp	1,187,420	9,372,868
		58,616,606
Software - 0.0%
Cresco Ltd	579,600	5,691,920
System Research Co Ltd	294,000	3,672,059
		9,363,979
Technology Hardware, Storage & Peripherals - 0.0%
MCJ Co Ltd	689,000	6,819,206
TOTAL INFORMATION TECHNOLOGY		91,554,058

Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	5,352,454
Construction Materials - 0.0%
Vertex Corp/Japan	69,000	554,367
TOTAL MATERIALS		5,906,821

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	346,000	2,292,564
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	16,297,124
TOTAL JAPAN		192,991,586
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	802,633
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	91,269	9,060,769
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,300	664,877
Value Added Technology Co Ltd	80,700	1,126,818
Vieworks Co Ltd	116,600	1,566,125
		3,357,820
Industrials - 0.0%
Machinery - 0.0%
Hy-Lok Corp	70,316	1,513,492
Professional Services - 0.0%
e-Credible Co Ltd	47,700	577,631
TOTAL INDUSTRIALS		2,091,123

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	251,584	3,783,675
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	510,370	185,255,085
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	176,950	12,179,022
TOTAL INFORMATION TECHNOLOGY		201,217,782

Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	34,840	6,251,281
TOTAL KOREA (SOUTH)		222,781,408
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,680,726
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	56,900	993,115
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,272,200	1,276,301
TOTAL MEXICO		2,269,416
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	118,240	6,778,699
NETHERLANDS - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	1,508,583	38,767,109
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	3,053,333
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	349,962
Insurance - 0.0%
ASR Nederland NV	84,200	5,682,317
TOTAL FINANCIALS		6,032,279

Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (f)	120,800	110,167,185
Merus NV (f)	213,800	20,554,732
uniQure NV (f)	563,800	15,510,138
		146,232,055
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV	23,867	2,140,198
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	24,000	13,211,280
ASML Holding NV depository receipt	60,500	64,130,000
BE Semiconductor Industries NV	236,043	35,578,635
NXP Semiconductors NV	124,490	24,268,081
		137,187,996
TOTAL NETHERLANDS		333,412,970
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(g)	984,481	8,834,749
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (f)	175,200	5,347,104
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	636,225
Sparebank 1 Oestlandet	266,020	4,831,851
		5,468,076
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (b)(g)	45,600	732,351
Norconsult Norge AS	234,600	1,045,696
		1,778,047
TOTAL NORWAY		21,427,976
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	796,238
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	925,900	18,656,402
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	224,580	1,753,780
TOTAL PORTUGAL		20,410,182
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (f)	471,320	4,124,050
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	743,728	14,703,503
Popular Inc	209,886	24,076,023
		38,779,526
Financial Services - 0.0%
EVERTEC Inc	1,301,956	37,626,528
TOTAL FINANCIALS		76,406,054

TOTAL PUERTO RICO		80,530,104
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	2,929,506
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(g)	866,700	26,028,922
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	441,080	15,175,083
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	5,063,100	54,311,360
Bankinter SA (e)	388,200	6,108,073
		60,419,433
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	619,219
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	260,900	8,912,528
TOTAL SPAIN		111,155,185
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	247,037	29,147,896
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,041,293
Electrical Equipment - 0.0%
AQ Group AB	466,100	9,375,170
Machinery - 0.0%
Atlas Copco AB A Shares	1,235,000	20,987,669
Beijer Alma AB B Shares	232,520	6,920,568
		27,908,237
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	543,249
TOTAL INDUSTRIALS		38,867,949

TOTAL SWEDEN		68,015,845
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	827,800	13,683,534
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (f)	130,800	5,753,892
TOTAL CONSUMER DISCRETIONARY		19,437,426

Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	27,634	2,088,636
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	4,612	901,611
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	9,330	2,109,980
TOTAL SWITZERLAND		24,537,653
TAIWAN - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	2,289,000	59,747,299
Delta Electronics Inc	3,519,000	104,525,863
Thinking Electronic Industrial Co Ltd	202,000	1,216,751
		165,489,913
Semiconductors & Semiconductor Equipment - 0.2%
Jentech Precision Industrial Co Ltd	374,000	34,626,319
Silicon Motion Technology Corp ADR	56,680	5,042,253
Sitronix Technology Corp	21,000	122,143
Taiwan Semiconductor Manufacturing Co Ltd	2,739,000	126,317,579
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,052,800	306,901,728
Topco Scientific Co Ltd	574,455	5,538,217
		478,548,239
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	303,000	13,278,038
TSC Auto ID Technology Co Ltd	48,290	331,660
		13,609,698
TOTAL TAIWAN		657,647,850
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (f)	254,480	116,910,657
UNITED KINGDOM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (f)	848,600	16,400,060
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	3,886,700	8,689,609
Distributors - 0.0%
Inchcape PLC	1,685,089	17,186,405
Diversified Consumer Services - 0.0%
ME Group International PLC	955,759	2,062,175
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (f)	314,025	65,571,560
Hollywood Bowl Group PLC	696,700	2,577,610
		68,149,170
Household Durables - 0.0%
Barratt Redrow PLC	1,054,371	5,504,526
Vistry Group PLC (f)	750,563	6,612,871
		12,117,397
Specialty Retail - 0.0%
Dunelm Group PLC	160,500	2,362,487
JD Sports Fashion PLC	3,352,554	3,428,626
Pets at Home Group Plc	3,128,600	9,177,182
		14,968,295
TOTAL CONSUMER DISCRETIONARY		123,173,051

Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	3,862,200	88,773,095
Diageo PLC ADR (e)	510,705	46,785,685
		135,558,780
Tobacco - 0.1%
British American Tobacco PLC	70,700	4,151,166
British American Tobacco PLC ADR	3,534,000	207,304,441
Imperial Brands PLC	222,861	9,463,635
		220,919,242
TOTAL CONSUMER STAPLES		356,478,022

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	677,939	30,683,519
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	184,200	7,700,010
Marex Group PLC	514,100	17,885,539
Rathbones Group PLC	650,140	15,920,921
		41,506,470
Insurance - 0.0%
Aviva PLC	416,520	3,593,683
Hiscox Ltd	1,873,223	33,226,443
		36,820,126
TOTAL FINANCIALS		78,326,596

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC ADR	2,538,620	235,380,846
Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	1,963,018
Rolls-Royce Holdings PLC	4,710,000	66,478,207
		68,441,225
Commercial Services & Supplies - 0.0%
Mitie Group PLC	2,765,453	5,813,081
Industrial Conglomerates - 0.0%
DCC PLC (e)	354,300	23,421,206
Machinery - 0.0%
Bodycote PLC	253,776	2,131,433
Passenger Airlines - 0.0%
JET2 PLC	439,046	8,171,183
Professional Services - 0.0%
Wilmington PLC	114,400	457,322
Trading Companies & Distributors - 0.0%
RS GROUP PLC	2,114,491	16,401,857
TOTAL INDUSTRIALS		124,837,307

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	482,000	6,495,078
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC (e)	10,280,820	156,207,194
TOTAL UNITED KINGDOM		1,127,981,673
UNITED STATES - 49.7%
Communication Services - 4.9%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (e)(f)	45,800	2,573,960
AT&T Inc (h)	6,399,587	166,517,254
GCI Liberty Inc/DEL Class A (f)(i)	206,400	2
Lumen Technologies Inc (f)	1,245,067	10,097,493
Verizon Communications Inc	1,028,287	42,272,879
		221,461,588
Entertainment - 0.6%
Cinemark Holdings Inc (e)	737,240	20,185,631
Electronic Arts Inc	147,824	29,864,883
IMAX Corp (f)	577,800	21,436,380
Liberty Media Corp-Liberty Formula One Class C (f)	143,700	13,792,326
Live Nation Entertainment Inc (f)	84,380	11,091,751
Netflix Inc (f)	4,134,741	444,815,438
Playtika Holding Corp	113,089	458,010
ROBLOX Corp Class A (f)	1,104,872	104,995,986
Roku Inc Class A (f)	191,465	18,531,897
Spotify Technology SA (f)	97,700	58,509,599
Take-Two Interactive Software Inc (f)	5,475	1,347,233
TKO Group Holdings Inc Class A	2,179	422,486
Walt Disney Co/The	3,820,321	399,108,935
Warner Bros Discovery Inc (f)	6,196,323	148,711,752
		1,273,272,307
Interactive Media & Services - 3.9%
Alphabet Inc Class A (h)	8,573,440	2,745,044,019
Alphabet Inc Class C	9,266,232	2,966,306,188
Angi Inc Class A (e)(f)	101,536	1,159,541
Cars.com Inc (f)	894,400	10,375,040
IAC Inc Class A (e)(f)	146,810	5,148,627
Match Group Inc	7,602	253,223
Meta Platforms Inc Class A	2,949,002	1,910,805,846
Reddit Inc Class A (f)	213,201	46,151,620
Yelp Inc Class A (f)	191,411	5,533,692
		7,690,777,796
Media - 0.2%
Charter Communications Inc Class A (e)(f)	2,933	586,952
Comcast Corp Class A (h)	7,554,201	201,621,625
DoubleVerify Holdings Inc (f)	72,895	768,313
EchoStar Corp Class A (e)(f)	490,700	35,963,403
Fox Corp Class A	304,524	19,946,322
Fox Corp Class B	4,692	273,356
Magnite Inc (f)	1,424,111	20,920,191
New York Times Co/The Class A	746,820	48,169,890
News Corp Class A	12,003	308,237
News Corp Class B (e)	816,896	24,041,249
Nexstar Media Group Inc	84,970	16,326,136
Omnicom Group Inc (e)	10,095	723,004
Paramount Skydance Corp Class B (e)	9,732	155,907
Sirius XM Holdings Inc (e)	73,967	1,572,538
TEGNA Inc	481,887	9,406,434
Thryv Holdings Inc (e)(f)	561,845	3,163,187
Trade Desk Inc (The) Class A (f)	14,072	556,688
		384,503,432
Wireless Telecommunication Services - 0.1%
Gogo Inc (e)(f)	220,372	1,575,660
T-Mobile US Inc	894,671	186,995,186
		188,570,846
TOTAL COMMUNICATION SERVICES		9,758,585,969

Consumer Discretionary - 4.4%
Automobile Components - 0.1%
Adient PLC (f)	290,900	5,660,914
Aptiv PLC	263,775	20,455,751
BorgWarner Inc (e)	416,361	17,928,505
Gentex Corp	674,019	15,387,854
LCI Industries	235,530	26,772,695
Lear Corp	264,114	28,355,279
Modine Manufacturing Co (e)(f)	430,511	69,798,748
Patrick Industries Inc (e)	245,000	26,513,900
Phinia Inc	119,345	6,455,371
		217,329,017
Automobiles - 0.5%
Ford Motor Co	2,163,524	28,731,599
General Motors Co	2,238,707	164,589,739
Harley-Davidson Inc	437,500	10,714,375
Tesla Inc (f)	2,066,113	888,779,829
		1,092,815,542
Broadline Retail - 1.4%
Amazon.com Inc (f)(h)	12,000,719	2,798,807,686
eBay Inc	68,482	5,669,625
Etsy Inc (f)	227,820	12,352,400
Macy's Inc	302,300	6,759,428
		2,823,589,139
Distributors - 0.0%
Genuine Parts Co	4,391	572,586
GigaCloud Technology Inc Class A (f)	361,564	13,414,024
LKQ Corp	518,515	15,394,711
Pool Corp	1,037	252,613
		29,633,934
Diversified Consumer Services - 0.3%
ADT Inc	2,899,960	23,924,670
Adtalem Global Education Inc (f)	91,974	8,513,113
Carriage Services Inc	508,550	22,020,215
Duolingo Inc Class A (f)	395,889	75,777,113
Grand Canyon Education Inc (f)	55,818	8,804,731
H&R Block Inc	2,718,794	114,515,603
Laureate Education Inc (f)	3,648,425	112,736,333
Service Corp International/US	2,125,196	168,804,319
Stride Inc (f)	85,007	5,400,495
		540,496,592
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (f)	581,535	68,033,780
Aramark	706,891	26,275,138
Booking Holdings Inc	21,644	106,373,550
Brightstar Lottery PLC	917,196	14,344,945
Brinker International Inc (f)	116,600	17,931,914
Carnival Corp (f)	34,279	883,713
Cava Group Inc (e)(f)	125,400	6,130,806
Cheesecake Factory Inc/The (e)	640,700	30,535,762
Chipotle Mexican Grill Inc (f)	1,171,338	40,434,588
Churchill Downs Inc	315,500	34,417,895
Darden Restaurants Inc	3,695	663,548
Domino's Pizza Inc	84,486	35,452,860
DoorDash Inc Class A (f)	11,688	2,318,549
DraftKings Inc Class A (f)	850,200	28,192,632
Dutch Bros Inc Class A (f)	299,780	17,570,106
Expedia Group Inc Class A	307,189	78,545,155
Hilton Grand Vacations Inc (f)	272,700	11,679,741
Hilton Worldwide Holdings Inc	363,449	103,593,868
Las Vegas Sands Corp	9,753	664,764
Life Time Group Holdings Inc (f)	262,841	7,338,521
Marriott International Inc/MD Class A1	373,514	113,843,333
McDonald's Corp	125,303	39,071,981
MGM Resorts International (f)	87,152	3,075,594
Monarch Casino & Resort Inc	38,201	3,689,453
Noodles & Co Class A (f)	369,360	259,217
Norwegian Cruise Line Holdings Ltd (f)	14,269	263,406
Penn Entertainment Inc (f)	82,894	1,230,147
Red Rock Resorts Inc Class A	113,160	6,627,781
Royal Caribbean Cruises Ltd	7,976	2,123,610
Sportradar Holding AG Class A (f)	377,300	8,300,600
Starbucks Corp	965,293	84,086,673
Wendy's Co/The (e)	356,177	3,009,696
Wingstop Inc	35,748	9,463,568
Wyndham Hotels & Resorts Inc	391,700	28,672,440
Wynn Resorts Ltd	2,666	343,061
Yum! Brands Inc	329,963	50,553,631
		985,996,026
Household Durables - 0.5%
Cavco Industries Inc (f)	144,860	86,285,859
Champion Homes Inc (f)	115,800	9,940,272
Cricut Inc Class A (e)	142,458	675,251
DR Horton Inc	112,954	17,960,816
Garmin Ltd	64,544	12,606,734
Installed Building Products Inc	68,315	18,309,786
KB Home	438,200	28,189,406
Lennar Corp Class A (e)	248,532	32,632,252
M/I Homes Inc (f)	118,872	16,355,598
Meritage Homes Corp (e)	359,400	26,264,952
Mohawk Industries Inc (f)	368,952	42,761,537
NVR Inc (f)	667	5,007,362
PulteGroup Inc	817,107	103,927,839
Somnigroup International Inc	2,642,119	241,806,731
Taylor Morrison Home Corp (f)	427,263	26,785,117
Toll Brothers Inc	674,578	94,326,242
TopBuild Corp (f)	180,673	81,754,533
Tri Pointe Homes Inc (f)	1,226,009	41,831,427
Whirlpool Corp (e)	303,152	23,448,807
		910,870,521
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	54,300	3,746,154
Brunswick Corp/DE	189,300	12,514,623
Hasbro Inc	886,482	73,223,413
Latham Group Inc (f)	716,100	5,120,115
		94,604,305
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (f)	118,986	11,645,160
Academy Sports & Outdoors Inc	1,374,323	66,311,085
Advance Auto Parts Inc (e)	215,500	11,180,140
American Eagle Outfitters Inc	170,754	3,483,382
AutoZone Inc (f)	528	2,087,886
Bath & Body Works Inc	1,184,938	20,629,771
Best Buy Co Inc	65,963	5,229,547
Boot Barn Holdings Inc (f)	37,220	7,213,980
Buckle Inc/The	90,866	5,132,112
Caleres Inc (e)	638,089	7,472,022
Camping World Holdings Inc Class A	269,430	3,014,922
CarMax Inc (f)	270,804	10,469,283
Carvana Co Class A (f)	9,672	3,622,164
Dick's Sporting Goods Inc	633,998	130,964,967
Five Below Inc (f)	6,356	1,048,040
Floor & Decor Holdings Inc Class A (f)	433,400	27,572,908
Gap Inc/The	535,823	14,504,729
Home Depot Inc/The	360,886	128,807,431
Lithia Motors Inc Class A	102,051	32,537,941
Lowe's Cos Inc	2,466,456	598,066,251
Monro Inc (e)	86,004	1,609,134
Murphy USA Inc	218,899	84,291,438
O'Reilly Automotive Inc (f)	26,791	2,724,645
RealReal Inc/The (f)	318,900	4,617,672
RH (f)	99,061	15,611,023
Ross Stores Inc	1,581,894	278,982,826
Signet Jewelers Ltd (e)	403,520	40,416,563
TJX Cos Inc/The	366,306	55,649,208
Tractor Supply Co	16,732	916,578
Ulta Beauty Inc (f)	227,674	122,677,581
Urban Outfitters Inc (f)	168,900	12,510,423
Williams-Sonoma Inc	35,284	6,351,473
		1,717,352,285
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (f)	484,800	12,299,376
Crocs Inc (f)	356,244	30,273,615
Deckers Outdoor Corp (f)	4,684	412,332
Lululemon Athletica Inc (f)	298,343	54,948,814
NIKE Inc Class B	1,377,111	89,002,684
Oxford Industries Inc (e)	204,800	7,815,168
PVH Corp	634,449	53,775,897
Ralph Lauren Corp Class A	19,844	7,289,296
Steven Madden Ltd	767,443	32,063,769
Tapestry Inc	294,835	32,219,569
VF Corp	1,063,000	18,602,500
Wolverine World Wide Inc	1,153,100	18,691,751
		357,394,771
TOTAL CONSUMER DISCRETIONARY		8,770,082,132

Consumer Staples - 2.6%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (f)	17,440	3,397,312
Brown-Forman Corp Class A (e)	64,369	1,835,160
Brown-Forman Corp Class B (e)	4,488,395	130,073,687
Celsius Holdings Inc (f)	155,600	6,370,264
Coca-Cola Co/The	7,828,117	572,391,916
Coca-Cola Consolidated Inc	146,460	23,865,657
Constellation Brands Inc Class A	663,227	90,450,898
Keurig Dr Pepper Inc	19,083,234	532,422,229
Molson Coors Beverage Co Class B	43,336	2,015,557
Monster Beverage Corp (f)	570,906	42,812,241
National Beverage Corp (f)	70,202	2,391,080
PepsiCo Inc	551,265	81,995,156
Primo Brands Corp Class A	2,466,270	38,695,776
Vita Coco Co Inc/The (f)	230,149	12,292,258
		1,541,009,191
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc Class A	1,001,000	18,348,330
BJ's Wholesale Club Holdings Inc (f)	672,825	60,036,175
Casey's General Stores Inc	24,000	13,691,040
Costco Wholesale Corp	258,003	235,708,961
Dollar General Corp	25,344	2,774,914
Dollar Tree Inc (f)	1,311,371	145,313,021
Grocery Outlet Holding Corp (f)	1,786,731	19,886,316
Ingles Markets Inc Class A	39,920	3,070,646
Kroger Co/The	3,332,509	224,211,206
Maplebear Inc (f)	140,695	5,910,597
Performance Food Group Co (f)	1,116,799	108,407,679
PriceSmart Inc	74,622	9,185,968
Sprouts Farmers Market Inc (f)	311,292	26,089,383
Sysco Corp	353,431	26,931,442
Target Corp	1,483,010	134,390,366
US Foods Holding Corp (f)	2,027,345	159,491,231
Village Super Market Inc Class A	18,330	633,484
Walmart Inc	3,936,305	435,001,066
Weis Markets Inc	46,306	3,008,501
		1,632,090,326
Food Products - 0.2%
Archer-Daniels-Midland Co	15,170	921,426
Armanino Foods of Distinction Inc	472,800	4,997,496
Bunge Global SA	4,422	424,822
Cal-Maine Foods Inc	25,818	2,151,156
Calavo Growers Inc	50,279	1,030,217
Campbell's Company/The (e)	6,200	188,975
Conagra Brands Inc	15,127	270,017
Darling Ingredients Inc (f)	143,580	5,256,464
Freshpet Inc (f)	64,100	3,663,956
General Mills Inc	16,882	799,363
Hershey Co/The	4,677	879,650
Hormel Foods Corp	9,218	213,949
Ingredion Inc	35,606	3,829,069
JM Smucker Co	3,368	350,878
Kellanova	8,489	710,020
Kraft Heinz Co/The	26,907	686,398
Lamb Weston Holdings Inc	4,400	259,864
Marzetti Company/The	57,863	9,659,649
McCormick & Co Inc/MD	951,289	64,192,982
Mondelez International Inc	2,815,956	162,114,587
Post Holdings Inc (f)	71,900	7,479,757
Simply Good Foods Co/The (f)	1,330,930	26,192,702
Smithfield Foods Inc	348,932	7,540,421
Tootsie Roll Industries Inc Class A	50,131	1,923,025
TreeHouse Foods Inc (f)	143,720	3,433,471
Tyson Foods Inc Class A	77,684	4,509,556
		313,679,870
Household Products - 0.4%
Church & Dwight Co Inc	86,015	7,325,037
Clorox Co/The	3,861	416,756
Colgate-Palmolive Co	1,216,819	97,820,080
Energizer Holdings Inc (e)	175,900	3,206,657
Kimberly-Clark Corp	10,476	1,143,141
Procter & Gamble Co/The (h)	4,428,570	656,136,932
Reynolds Consumer Products Inc	163,968	4,095,921
WD-40 Co	40,613	7,952,025
		778,096,549
Personal Care Products - 0.0%
elf Beauty Inc (f)	64,700	4,928,199
Estee Lauder Cos Inc/The Class A	660,377	62,121,664
Kenvue Inc	10,735,518	186,261,237
		253,311,100
Tobacco - 0.4%
Altria Group Inc	427,804	25,244,714
Philip Morris International Inc	4,419,905	696,046,640
Turning Point Brands Inc	53,101	5,318,596
		726,609,950
TOTAL CONSUMER STAPLES		5,244,796,986

Energy - 2.3%
Energy Equipment & Services - 0.1%
Archrock Inc	91,383	2,242,539
Baker Hughes Co Class A	59,978	3,010,896
Cactus Inc Class A	918,027	39,401,719
Expro Group Holdings NV (f)	708,692	9,886,253
Flowco Holdings Inc Class A	746,970	12,676,081
Halliburton Co	26,920	705,841
Kodiak Gas Services Inc	2,963,030	104,298,656
SLB Ltd	578,507	20,965,094
Solaris Energy Infrastructure Inc Class A (e)	376,510	18,031,064
WaterBridge Infrastructure LLC Class A (e)	227,400	5,184,720
Weatherford International PLC	184,600	13,808,080
		230,210,943
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Corp	1,005,763	18,113,792
Antero Resources Corp (f)	2,279,816	83,053,697
APA Corp	575,803	14,377,801
Cheniere Energy Inc	147,838	30,818,309
Chevron Corp	1,176,072	177,739,761
Chord Energy Corp	496,417	46,593,700
Comstock Resources Inc (e)(f)	140,000	3,760,400
ConocoPhillips	4,153,153	368,343,140
Core Natural Resources Inc	308,965	24,717,200
Coterra Energy Inc	24,095	646,710
CVR Energy Inc (f)	221,600	7,651,848
Devon Energy Corp	470,384	17,432,431
Diamondback Energy Inc	804,892	122,818,470
Dorian LPG Ltd	106,007	2,626,853
DT Midstream Inc	187,853	22,816,625
Energy Transfer LP	934,000	15,607,140
EOG Resources Inc	396,576	42,770,722
EQT Corp	19,704	1,199,185
Excelerate Energy Inc Class A	226,500	6,360,120
Expand Energy Corp	184,841	22,537,663
Exxon Mobil Corp	17,029,796	1,974,093,952
Gulfport Energy Corp (f)	112,420	25,012,326
Kinder Morgan Inc	4,163,783	113,754,552
Marathon Petroleum Corp	255,217	49,443,189
Murphy Oil Corp	2,286,700	73,334,469
Northern Oil & Gas Inc (e)	1,028,789	23,034,586
Occidental Petroleum Corp	81,029	3,403,218
ONEOK Inc	19,884	1,447,953
Ovintiv Inc	3,012,797	123,404,165
PBF Energy Inc Class A	107,900	3,720,392
Permian Resources Corp Class A	483,700	7,008,813
Phillips 66	12,760	1,747,610
Range Resources Corp	691,100	27,291,539
Shell PLC	577,041	21,206,790
Shell PLC ADR	9,994,884	737,322,593
Shell PLC rights 12/31/2049 (f)(j)	502,941	180,053
Sunococorp LLC (e)	202,212	10,668,705
Targa Resources Corp	6,794	1,191,056
Texas Pacific Land Corp	610	527,216
Unit Corp	23,700	803,288
Uranium Energy Corp (f)	265,180	3,253,759
Valero Energy Corp	427,209	75,513,463
Williams Cos Inc/The	715,878	43,618,447
		4,350,967,701
TOTAL ENERGY		4,581,178,644

Financials - 8.1%
Banks - 3.6%
ACNB Corp	43,900	2,124,760
Ameris Bancorp (e)	107,900	8,174,504
Associated Banc-Corp	1,811,595	47,626,833
Axos Financial Inc (f)	294,006	24,161,413
Bancorp Inc/The (f)	1,080,244	69,211,233
Bank of America Corp (h)	29,692,801	1,593,018,774
BankUnited Inc	110,782	4,786,890
Bar Harbor Bankshares	77,400	2,309,616
BOK Financial Corp	46,350	5,219,937
Byline Bancorp Inc	160,440	4,479,485
Cadence Bank	443,060	17,651,510
Camden National Corp	190,868	7,718,702
Central BanCo Inc (e)	121,300	2,857,828
Citigroup Inc	3,272,981	339,080,832
Citizens Financial Group Inc	13,619	736,787
Comerica Inc	1,053,600	84,688,368
Community Financial System Inc	170,300	9,666,228
Connectone Bancorp Inc	186,810	4,720,689
CVB Financial Corp	464,040	9,132,307
East West Bancorp Inc	694,049	74,055,028
Eastern Bankshares Inc	2,186,405	41,170,006
Esquire Financial Holdings Inc (e)	19,977	2,038,853
Fifth Third Bancorp	20,899	908,271
First Bancorp/Southern Pines NC	174,100	8,880,841
First Foundation Inc (e)(f)	570,840	3,036,869
First Hawaiian Inc	293,800	7,321,496
First Horizon Corp	2,787,100	62,263,814
First Interstate BancSystem Inc Class A	296,580	9,739,687
First Northwest Bancorp	143,480	1,414,713
FNB Corp/PA	3,458,913	57,556,312
Hancock Whitney Corp	595,274	36,067,652
Hanmi Financial Corp	632,074	17,457,884
Huntington Bancshares Inc/OH	3,881,025	63,260,708
Independent Bank Corp/MI	168,980	5,517,197
JPMorgan Chase & Co (h)	2,245,968	703,167,661
KeyCorp	7,134,630	131,134,499
M&T Bank Corp	2,168,189	412,432,912
Old National Bancorp/IN	7,076,062	153,762,827
Orrstown Financial Services Inc	184,630	6,602,369
Pathward Financial Inc	271,073	19,490,149
Pinnacle Financial Partners Inc	103,225	9,463,668
Plumas Bancorp	145,000	6,294,450
PNC Financial Services Group Inc/The	2,172,893	414,414,153
Preferred Bank/Los Angeles CA	34,646	3,270,929
QCR Holdings Inc	122,544	10,003,267
Regions Financial Corp	28,174	717,027
Synovus Financial Corp	1,301,721	62,742,952
Truist Financial Corp	1,157,313	53,815,055
UMB Financial Corp	348,221	38,680,389
Union Bankshares Inc/Morrisville VT	34,339	794,260
United Bankshares Inc/WV	68,812	2,562,559
United Community Bank/SC	799,684	24,438,343
Univest Financial Corp	630,876	20,061,857
US Bancorp	10,877,098	533,521,657
Washington Trust Bancorp Inc	121,300	3,444,920
Webster Financial Corp	1,321,061	78,735,236
Wells Fargo & Co (h)	21,947,609	1,884,202,233
West BanCorp Inc	128,100	2,846,382
Western Alliance Bancorp	74,780	6,096,813
Wintrust Financial Corp	258,940	34,703,139
Zions Bancorp NA	23,563	1,254,258
		7,246,709,991
Capital Markets - 1.6%
Ameriprise Financial Inc	33,425	15,233,110
Ares Management Corp Class A	369,917	58,021,481
Artisan Partners Asset Management Inc Class A (e)	211,163	8,759,041
Bank of New York Mellon Corp/The	2,859,991	320,604,991
Blackrock Inc	263,642	276,112,267
Blackstone Inc	23,273	3,407,633
Blue Owl Capital Inc Class A (e)	7,941,408	119,121,120
Cboe Global Markets Inc	202,091	52,173,833
Charles Schwab Corp/The	3,715,297	344,519,491
CME Group Inc Class A	75,540	21,261,488
Cohen & Steers Inc	81,011	5,123,946
Coinbase Global Inc Class A (f)	7,141	1,948,208
Diamond Hill Investment Group Inc	8,180	965,240
DigitalBridge Group Inc Class A	518,800	5,037,548
Evercore Inc Class A	107,795	34,501,946
FactSet Research Systems Inc	1,194	331,060
Federated Hermes Inc Class B	593,737	29,787,785
Franklin Resources Inc	9,690	218,897
Goldman Sachs Group Inc/The	213,835	176,636,263
Hamilton Lane Inc Class A	129,935	16,103,494
Houlihan Lokey Inc Class A	161,275	28,287,635
Interactive Brokers Group Inc Class A	14,058	914,051
Intercontinental Exchange Inc	625,559	98,400,431
Invesco Ltd	367,162	8,977,111
KKR & Co Inc Class A	1,770,868	216,594,865
Lazard Inc	1,450,099	73,230,000
LPL Financial Holdings Inc	64,200	22,857,768
MarketAxess Holdings Inc	516,980	84,727,852
Moelis & Co Class A	222,419	14,272,627
Moody's Corp	42,971	21,089,307
Morgan Stanley	950,657	161,288,467
Morningstar Inc	84,913	18,244,407
MSCI Inc	6,643	3,744,792
Nasdaq Inc	14,313	1,301,338
Northern Trust Corp	2,484,133	326,266,028
P10 Inc Class A (e)	541,450	5,078,801
Perella Weinberg Partners Class A	649,170	11,853,844
Piper Sandler Cos	18,440	6,193,996
PJT Partners Inc Class A (e)	118,009	19,826,692
Raymond James Financial Inc	256,402	40,137,169
Robinhood Markets Inc Class A (f)	24,438	3,140,039
S&P Global Inc	88,084	43,938,942
SEI Investments Co	427,001	34,527,301
State Street Corp	2,340,121	278,521,201
StepStone Group Inc Class A	144,370	9,118,409
Stifel Financial Corp	312,320	38,103,040
T Rowe Price Group Inc	108,225	11,080,076
Tradeweb Markets Inc Class A	117,474	12,788,220
Victory Capital Holdings Inc Class A	63,400	3,987,226
Virtu Financial Inc Class A	1,105,085	39,517,840
WisdomTree Inc (e)	1,587,300	17,523,792
		3,145,402,109
Consumer Finance - 0.2%
Ally Financial Inc	135,351	5,589,995
American Express Co	28,076	10,255,321
Capital One Financial Corp	984,236	215,616,581
EZCORP Inc Class A (f)	606,100	11,685,608
FirstCash Holdings Inc	327,207	51,832,861
OneMain Holdings Inc	354,700	22,002,041
PROG Holdings Inc	120,991	3,482,120
SLM Corp	2,549,525	74,701,083
Synchrony Financial	342,382	26,486,672
		421,652,282
Financial Services - 1.3%
Affirm Holdings Inc Class A (f)	953,817	67,673,316
Apollo Global Management Inc	1,746,757	230,309,910
Berkshire Hathaway Inc Class A (f)	67	51,596,700
Berkshire Hathaway Inc Class B (f)(h)	1,018,737	523,437,258
Block Inc Class A (f)	1,161,178	77,566,690
Cantaloupe Inc (e)(f)	175,229	1,869,693
Corpay Inc (f)	120,810	35,735,598
Essent Group Ltd	28,600	1,794,936
Fidelity National Information Services Inc	96,576	6,351,804
Fiserv Inc (f)	498,488	30,642,057
Global Payments Inc	161,417	12,228,952
HA Sustainable Infrastructure Capital Inc	433,810	14,905,712
International Money Express Inc (f)	84,483	1,287,521
Jack Henry & Associates Inc	2,299	401,130
Mastercard Inc Class A	1,241,879	683,691,647
MGIC Investment Corp	20,905	592,657
PayPal Holdings Inc	1,783,761	111,823,977
Radian Group Inc	33,999	1,208,664
Sezzle Inc (e)(f)	42,385	2,617,274
Sycamore Partners LLC rights (f)(i)	21,165,400	11,217,662
Toast Inc Class A (f)	1,932,526	66,073,064
UWM Holdings Corp Class A	4,042,097	23,646,267
Visa Inc Class A (h)	1,806,067	604,021,048
Voya Financial Inc	1,070,841	75,280,122
Walker & Dunlop Inc	64,920	4,196,429
Western Union Co/The (e)	991,013	8,711,004
WEX Inc (f)	109,567	16,255,360
		2,665,136,452
Insurance - 1.4%
AFLAC Inc	99,281	10,951,687
Allstate Corp/The	127,066	27,062,517
American Financial Group Inc/OH	1,316,397	181,294,195
American International Group Inc	17,492	1,332,191
Amerisafe Inc	57,081	2,328,905
Aon PLC	6,808	2,409,487
Arch Capital Group Ltd (f)	127,845	12,007,202
Arthur J Gallagher & Co	699,567	173,226,781
Assurant Inc	44,374	10,124,372
Axis Capital Holdings Ltd	287,968	29,441,848
Baldwin Insurance Group Inc/The Class A (e)(f)	2,383,492	67,953,357
Brighthouse Financial Inc (f)	690,200	45,242,610
Brown & Brown Inc	861,651	69,302,590
Chubb Ltd	1,361,176	403,153,108
Cincinnati Financial Corp	35,563	5,960,003
Erie Indemnity Co Class A	75,584	22,334,316
Everest Group Ltd	1,324	416,120
Fidelity National Financial Inc	603,300	35,854,119
First American Financial Corp	559,556	36,796,403
Globe Life Inc	361,558	48,712,709
Goosehead Insurance Inc Class A	75,130	5,375,552
Hartford Insurance Group Inc/The	2,094,428	286,999,469
Heritage Insurance Holdings Inc (f)	66,691	1,937,374
Kemper Corp	70,471	2,869,579
Kinsale Capital Group Inc	66,397	25,556,205
Loews Corp	24,938	2,690,062
Marsh & McLennan Cos Inc	1,182,196	216,873,856
Mercury General Corp	26,734	2,489,470
MetLife Inc	41,499	3,177,163
Primerica Inc	207,919	53,501,717
Principal Financial Group Inc	116,481	9,879,918
Progressive Corp/The	255,561	58,469,801
Prudential Financial Inc	266,302	28,827,192
Reinsurance Group of America Inc	692,403	131,466,558
RLI Corp	250,393	15,439,232
Selective Insurance Group Inc	551,580	43,332,125
Stewart Information Services Corp (e)	261,300	20,023,419
Travelers Companies Inc/The	1,443,598	422,772,110
TWFG Inc Class A (e)(f)	202,520	5,753,593
Unum Group	881,494	66,967,099
W R Berkley Corp	9,462	735,103
Willis Towers Watson PLC	417,180	133,914,780
		2,724,955,897
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	3,279,900	74,781,720
Rithm Capital Corp	1,266,751	14,554,968
		89,336,688
TOTAL FINANCIALS		16,293,193,419

Health Care - 5.2%
Biotechnology - 1.1%
AbbVie Inc (h)	736,036	167,595,397
Alkermes PLC (f)	200,510	5,931,086
Alnylam Pharmaceuticals Inc (f)	402,028	181,407,094
Amgen Inc	16,999	5,872,475
Annexon Inc (e)(f)	894,100	4,023,450
Apogee Therapeutics Inc (f)	3,100	223,107
Arcellx Inc (e)(f)	67,350	4,897,019
Arcus Biosciences Inc (f)	237,300	6,193,530
Beam Therapeutics Inc (f)	372,098	9,425,242
Bicara Therapeutics Inc (f)	198,200	3,678,592
Biogen Inc (f)	779,986	142,027,651
BioMarin Pharmaceutical Inc (f)	63,508	3,552,002
Blueprint Medicines Corp rights (f)(i)	31,550	0
Caris Life Sciences Inc (f)	271,291	6,926,059
Celldex Therapeutics Inc (f)	546,999	14,779,913
Centessa Pharmaceuticals PLC ADR (f)	690,000	20,030,700
CG oncology Inc (e)(f)	320,430	14,368,081
Cogent Biosciences Inc (f)	1,000,000	40,220,000
Cytokinetics Inc (e)(f)	2,546,743	173,509,601
CytomX Therapeutics Inc (f)	931,300	3,985,964
Day One Biopharmaceuticals Inc (f)	601,990	5,712,885
Denali Therapeutics Inc (f)	277,300	5,399,031
Dianthus Therapeutics Inc (f)	5,400	237,492
Disc Medicine Inc (e)(f)	1,218,106	113,722,376
Exact Sciences Corp (f)	370,900	37,568,461
Exelixis Inc (f)	879,004	38,825,607
Gilead Sciences Inc	3,924,932	493,913,443
Incyte Corp (f)	208,045	21,732,381
Janux Therapeutics Inc (f)	447,900	15,268,911
Kiniksa Pharmaceuticals International Plc Class A (f)	145,000	6,165,400
Kymera Therapeutics Inc (f)	80,900	5,491,492
Legend Biotech Corp ADR (e)(f)	1,385,680	38,397,193
Madrigal Pharmaceuticals Inc (f)	18,100	10,805,338
Mineralys Therapeutics Inc (f)	553,700	23,875,544
Moderna Inc (f)	810,934	21,068,065
Monte Rosa Therapeutics Inc (f)	251,770	4,071,121
Natera Inc (f)	80,200	19,152,562
Nurix Therapeutics Inc (f)	168,493	2,978,956
Nuvalent Inc Class A (f)	238,300	26,058,105
Praxis Precision Medicines Inc (f)	105,000	20,628,300
PTC Therapeutics Inc (f)	346,979	29,836,724
Regeneron Pharmaceuticals Inc	8,497	6,629,274
Rhythm Pharmaceuticals Inc (f)	66,500	7,254,485
Scholar Rock Holding Corp (f)	78,246	3,447,519
Soleno Therapeutics Inc (f)	1,005,224	50,713,551
Stoke Therapeutics Inc (f)	159,700	4,936,327
Tango Therapeutics Inc (e)(f)	405,902	4,428,391
Travere Therapeutics Inc (f)	578,780	20,494,600
Ultragenyx Pharmaceutical Inc (f)	2,849,738	99,028,396
United Therapeutics Corp (f)	135,242	65,727,612
Upstream Bio Inc (e)(f)	80,960	2,315,456
Vaxcyte Inc (e)(f)	985,160	48,873,788
Veracyte Inc (f)	675,000	31,954,500
Vericel Corp (f)	130,500	5,252,625
Vertex Pharmaceuticals Inc (f)	8,095	3,510,073
Viking Therapeutics Inc (e)(f)	306,000	11,263,860
Vir Biotechnology Inc (f)	552,290	3,545,702
Viridian Therapeutics Inc (e)(f)	980,320	31,331,027
Zenas Biopharma Inc (e)(f)	647,675	25,149,220
		2,175,412,756
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories (h)	595,383	76,744,869
Alcon AG (United States) (e)	405,500	32,160,205
Align Technology Inc (f)	2,128	313,219
Baxter International Inc (e)	3,418,716	64,066,738
Becton Dickinson & Co	99,481	19,301,304
Boston Scientific Corp (f)	5,807,010	589,876,076
Cooper Cos Inc/The (f)	6,299	490,880
Dexcom Inc (f)	12,382	785,886
Edwards Lifesciences Corp (f)	973,960	84,413,113
Electromed Inc (f)	18,857	504,802
GE HealthCare Technologies Inc	1,011,594	80,917,404
Haemonetics Corp (f)	179,718	14,620,059
Hologic Inc (f)	7,023	526,514
ICU Medical Inc (f)	56,000	8,312,640
IDEXX Laboratories Inc (f)	2,526	1,901,775
Inspire Medical Systems Inc (f)	71,200	8,857,992
Insulet Corp (f)	457,032	149,536,300
Intuitive Surgical Inc (f)	82,119	47,093,604
iRadimed Corp	22,626	2,109,196
iRhythm Technologies Inc (f)	48,350	9,090,284
Kestra Medical Technologies Ltd	439,587	11,860,057
Lantheus Holdings Inc (f)	854,530	50,306,181
Masimo Corp (e)(f)	749,800	106,794,014
Medtronic PLC (h)	442,078	46,564,076
Merit Medical Systems Inc (f)	1,176,350	101,860,147
Penumbra Inc (f)	557,500	163,442,275
ResMed Inc	4,623	1,182,702
Solventum Corp (f)	178,928	15,255,401
STERIS PLC	3,110	828,131
Stryker Corp	167,322	62,106,580
Tandem Diabetes Care Inc (e)(f)	549,900	11,553,399
Teleflex Inc	151,568	17,342,411
TransMedics Group Inc (e)(f)	390,813	57,179,850
Utah Medical Products Inc (e)	9,055	510,249
ViewRay Inc (e)(f)	788,420	0
Zimmer Biomet Holdings Inc	6,255	609,988
		1,839,018,321
Health Care Providers & Services - 1.1%
Addus HomeCare Corp (f)	75,900	9,123,180
Alignment Healthcare Inc (f)	373,777	7,180,256
BrightSpring Health Services Inc (f)	1,560,488	56,427,246
Cardinal Health Inc	217,467	46,159,545
Cencora Inc	214,122	78,996,029
Centene Corp (f)	104,230	4,100,408
Chemed Corp	43,861	19,263,313
Cigna Group/The	1,846,444	511,981,992
CorVel Corp (f)	81,613	5,972,439
CVS Health Corp	4,614,326	370,807,237
DaVita Inc (f)	1,129	135,119
Elevance Health Inc	141,044	47,709,543
Ensign Group Inc/The	125,955	23,369,691
HCA Healthcare Inc	5,172	2,628,876
HealthEquity Inc (f)	78,400	8,246,112
Henry Schein Inc (f)	391,762	29,213,692
Humana Inc	335,684	82,501,057
Labcorp Holdings Inc	121,024	32,528,831
LifeStance Health Group Inc (f)	2,462,650	16,007,225
McKesson Corp	91,301	80,447,137
Molina Healthcare Inc (f)	270,811	40,150,439
National Research Corp Class A	43,040	731,250
Option Care Health Inc (f)	1,397,655	43,467,071
PACS Group Inc (f)	333,300	11,135,553
Pennant Group Inc/The (f)	301,820	8,360,414
Privia Health Group Inc (f)	1,000,000	24,370,000
Progyny Inc (f)	804,001	21,201,506
Quest Diagnostics Inc	69,631	13,172,793
Select Medical Holdings Corp	312,170	4,835,513
Surgery Partners Inc (e)(f)	985,150	16,816,511
Tenet Healthcare Corp (f)	295,308	64,034,587
UnitedHealth Group Inc	1,247,748	411,469,858
Universal Health Services Inc Class B	266,478	64,922,035
		2,157,466,458
Health Care Technology - 0.0%
Doximity Inc Class A (f)	400,270	20,589,889
HealthStream Inc	72,296	1,818,244
Phreesia Inc (f)	231,439	4,742,185
Veeva Systems Inc Class A (f)	426,585	102,504,110
Waystar Holding Corp (f)	1,565,525	57,783,528
		187,437,956
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (e)(f)	1,526,154	28,706,957
Agilent Technologies Inc	8,969	1,376,742
Avantor Inc (f)	764,600	8,968,758
Bio-Techne Corp	474,979	30,640,895
BioLife Solutions Inc (f)	115,500	3,060,750
Bruker Corp	1,862,440	90,905,696
Charles River Laboratories International Inc (f)	49,614	8,838,238
Danaher Corp (h)	1,524,305	345,681,888
ICON PLC (f)	327,260	60,543,100
Illumina Inc (f)	248,981	32,728,552
IQVIA Holdings Inc (f)	274,965	63,244,700
Medpace Holdings Inc (f)	80,778	47,857,734
Mettler-Toledo International Inc (f)	650	959,868
Repligen Corp (f)	358,500	61,310,670
Revvity Inc (e)	3,665	382,663
Thermo Fisher Scientific Inc	980,174	579,116,204
Waters Corp (f)	1,879	758,026
West Pharmaceutical Services Inc	2,270	629,358
		1,365,710,799
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (f)	1,078,109	16,150,073
Axsome Therapeutics Inc (f)	92,060	13,947,090
Bristol-Myers Squibb Co (h)	1,104,370	54,335,004
Crinetics Pharmaceuticals Inc (e)(f)	961,210	43,792,728
Elanco Animal Health Inc (f)	6,602,128	153,631,519
Eli Lilly & Co (h)	751,545	808,264,101
Enliven Therapeutics Inc (e)(f)	19,595	423,251
GSK PLC	719,266	17,115,681
GSK PLC ADR (e)	8,093,427	387,351,416
Haleon PLC ADR	12,090,159	118,241,755
Harmony Biosciences Holdings Inc (f)	115,355	4,070,878
Jazz Pharmaceuticals PLC (f)	96,080	16,961,002
Johnson & Johnson (h)	1,546,368	319,974,467
Merck & Co Inc (h)	5,754,563	603,250,839
Ocular Therapeutix Inc (f)	736,950	8,953,943
Pfizer Inc (h)	1,396,230	35,938,960
Pfizer Inc rights (f)(i)	208,784	1,023,042
Phibro Animal Health Corp Class A	140,535	5,885,606
Prestige Consumer Healthcare Inc (f)	148,158	8,822,809
Royalty Pharma PLC Class A	3,627,936	145,189,999
Structure Therapeutics Inc ADR (e)(f)	101,900	3,649,039
Viatris Inc (h)	2,356,929	25,195,571
WaVe Life Sciences Ltd (f)	1,200,000	9,312,000
Zoetis Inc Class A	13,993	1,793,622
		2,803,274,395
TOTAL HEALTH CARE		10,528,320,685

Industrials - 6.6%
Aerospace & Defense - 2.0%
ATI Inc (f)	112,900	11,380,320
Axon Enterprise Inc (f)	2,479	1,339,007
Beta Technologies Inc Class A (f)	14,200	387,234
Boeing Co (f)	5,032,033	951,054,237
Cadre Holdings Inc (e)	359,990	15,364,373
Carpenter Technology Corp	90,490	28,824,685
Curtiss-Wright Corp	96,611	54,516,621
GE Aerospace (h)	4,451,751	1,328,625,087
General Dynamics Corp	531,054	181,423,978
HEICO Corp	22,884	7,252,168
HEICO Corp Class A	109,346	27,005,182
Howmet Aerospace Inc	1,175,800	240,556,922
Huntington Ingalls Industries Inc	263,970	82,786,271
Karman Holdings Inc (f)	185,490	12,433,395
Kratos Defense & Security Solutions Inc (f)	310,380	23,619,918
L3Harris Technologies Inc	221,707	61,787,524
Lockheed Martin Corp	450,520	206,275,087
Northrop Grumman Corp	262,162	150,022,205
RTX Corp (h)	500,711	87,579,361
Spirit AeroSystems Holdings Inc Class A (e)(f)	3,131,885	115,034,136
Textron Inc	1,260,815	104,849,375
TransDigm Group Inc	67,479	91,782,911
V2X Inc (f)	925,732	50,776,400
VSE Corp	47,350	8,531,997
Woodward Inc	200,152	60,051,605
		3,903,259,999
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	596,429	94,754,675
Expeditors International of Washington Inc	363,185	53,351,877
FedEx Corp	659,352	181,770,159
Radiant Logistics Inc (f)	957,203	5,972,947
United Parcel Service Inc Class B	3,590,301	343,914,933
		679,764,591
Building Products - 0.3%
A O Smith Corp	909,663	60,019,565
AAON Inc (e)	29,600	2,767,008
Allegion plc	366,388	60,831,400
Armstrong World Industries Inc	130,203	24,704,717
AZZ Inc	95,329	10,049,583
Builders FirstSource Inc (f)	120,583	13,533,030
Carrier Global Corp	25,258	1,386,159
CSW Industrials Inc	22,800	6,198,636
Gibraltar Industries Inc (f)	521,385	26,048,395
Hayward Holdings Inc (f)	996,700	16,395,715
Janus International Group Inc (f)	2,336,300	14,508,423
Johnson Controls International plc	331,688	38,578,631
Lennox International Inc	1,009	503,359
Masco Corp	6,610	428,790
Resideo Technologies Inc (f)	149,508	4,932,269
Simpson Manufacturing Co Inc	116,200	19,449,556
Tecnoglass Inc	385,047	19,167,640
Trane Technologies PLC	750,223	316,203,990
Trex Co Inc (f)	508,800	17,797,824
UFP Industries Inc	78,250	7,276,468
		660,781,158
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (f)	360,970	2,833,615
Brady Corp Class A	2,085,353	163,158,019
BrightView Holdings Inc (f)	379,140	4,784,747
Brink's Co/The	741,609	83,304,939
Cintas Corp	297,689	55,376,108
Copart Inc (f)	28,088	1,094,869
Ennis Inc	78,114	1,362,308
Republic Services Inc	292,156	63,415,381
Rollins Inc	852,056	52,384,403
Tetra Tech Inc	251,900	8,751,006
Veralto Corp	112,168	11,353,645
Vestis Corp (e)	315,643	2,045,367
Waste Management Inc	81,292	17,711,088
		467,575,495
Construction & Engineering - 0.4%
Arcosa Inc (e)	26,555	2,829,170
Argan Inc	4,600	1,817,920
Bowman Consulting Group Ltd (f)	257,420	9,313,456
Comfort Systems USA Inc	238,862	233,353,842
Construction Partners Inc Class A (f)	114,730	12,505,570
Dycom Industries Inc (f)	2,633	951,908
EMCOR Group Inc	214,509	131,938,051
Everus Construction Group Inc (f)	152,910	14,061,604
Granite Construction Inc	610,589	65,656,635
IES Holdings Inc (f)	195,668	81,900,755
Legence Corp Class A	127,100	5,844,058
Limbach Holdings Inc (f)	74,000	5,235,500
MasTec Inc (f)	17,600	3,764,288
Quanta Services Inc	184,605	85,819,172
Sterling Infrastructure Inc (f)	216,142	74,419,852
Valmont Industries Inc	58,960	24,348,711
WillScot Holdings Corp	1,617,300	31,941,675
		785,702,167
Electrical Equipment - 1.0%
Acuity Inc	110,718	40,569,290
Allient Inc	337,400	18,172,364
AMETEK Inc	710,603	140,621,228
Eaton Corp PLC	665,599	230,224,038
Emerson Electric Co	986,626	131,596,176
EnerSys	69,176	9,899,777
Eos Energy Enterprises Inc (e)(f)	242,100	3,643,605
Fluence Energy Inc Class A (e)(f)	102,700	2,017,028
GE Vernova Inc	1,593,229	955,570,958
Generac Holdings Inc (f)	1,853	280,970
Hubbell Inc	42,638	18,395,312
Nextpower Inc Class A (f)	385,744	35,341,865
nVent Electric PLC	280,474	30,086,446
Regal Rexnord Corp	572,900	83,637,671
Rockwell Automation Inc	25,561	10,118,577
Sensata Technologies Holding PLC	347,345	11,139,354
Vertiv Holdings Co Class A (h)	417,886	75,106,651
		1,796,421,310
Ground Transportation - 0.3%
ArcBest Corp	88,013	5,647,794
CSX Corp (h)	3,171,571	112,146,751
JB Hunt Transport Services Inc	21,664	3,768,669
Knight-Swift Transportation Holdings Inc	1,872,085	85,741,493
Landstar System Inc	102,261	13,379,829
Lyft Inc Class A (f)	1,572,528	33,070,264
Norfolk Southern Corp	123,267	36,005,058
Old Dominion Freight Line Inc	290,840	39,347,744
Proficient Auto Logistics Inc (e)(f)	699,700	5,709,552
Uber Technologies Inc (f)(h)	1,567,069	137,181,220
Union Pacific Corp	245,109	56,823,619
Universal Logistics Holdings Inc	431,080	6,474,822
Werner Enterprises Inc	1,010,500	25,828,380
XPO Inc (f)	218,600	31,054,316
		592,179,511
Industrial Conglomerates - 0.0%
3M Co	88,776	15,273,910
Honeywell International Inc	280,098	53,832,035
		69,105,945
Machinery - 1.3%
Allison Transmission Holdings Inc	1,381,166	122,454,178
Atmus Filtration Technologies Inc	422,744	21,395,074
Blue Bird Corp (e)(f)	94,580	4,938,968
Caterpillar Inc	316,997	182,514,193
Crane Co	149,900	27,469,175
Cummins Inc	662,446	329,884,859
Deere & Co	316,053	146,803,458
Donaldson Co Inc	547,655	49,234,185
Dover Corp	657,030	121,734,518
Energy Recovery Inc (f)	66,800	965,260
Enpro Inc (e)	111,770	24,907,945
Esab Corp	426,090	47,824,342
Federal Signal Corp	173,375	19,764,750
Flowserve Corp	684,479	48,837,577
Fortive Corp	10,682	571,272
Franklin Electric Co Inc	39,259	3,735,494
Gates Industrial Corp PLC (f)	1,461,241	33,257,845
Graco Inc	501,103	41,310,931
Hillman Solutions Corp Class A (f)	2,251,560	19,701,150
IDEX Corp	8,501	1,478,579
Illinois Tool Works Inc	8,376	2,087,969
Ingersoll Rand Inc	560,720	45,048,245
ITT Inc	299,203	55,101,224
JBT Marel Corp (e)	643,591	90,443,843
Kadant Inc	19,867	5,525,410
Lincoln Electric Holdings Inc	167,379	40,075,554
Middleby Corp/The (f)	15,061	1,780,210
Miller Industries Inc/TN (e)	179,400	6,949,956
Mueller Industries Inc	95,625	10,506,319
Mueller Water Products Inc Class A1	662,796	16,066,175
Nordson Corp	87,595	20,817,828
Otis Worldwide Corp	271,496	24,122,420
PACCAR Inc	456,480	48,122,122
Parker-Hannifin Corp	344,620	296,959,054
Pentair PLC	1,203,576	126,664,338
REV Group Inc	544,683	29,015,263
Snap-on Inc	1,647	560,061
SPX Technologies Inc (f)	9,524	2,048,041
Stanley Black & Decker Inc	70,019	5,007,759
Terex Corp	442,200	20,434,062
Timken Co/The	338,400	27,542,376
Toro Co/The	135,000	9,414,900
Wabash National Corp	332,400	2,805,456
Watts Water Technologies Inc Class A	82,217	22,682,026
Westinghouse Air Brake Technologies Corp	1,500,870	313,006,439
Xylem Inc/NY	37,913	5,333,222
		2,476,904,025
Marine Transportation - 0.0%
Kirby Corp (f)	211,100	23,964,072
Passenger Airlines - 0.0%
Alaska Air Group Inc (f)	90,800	3,891,688
Delta Air Lines Inc	1,159,668	74,334,719
SkyWest Inc (f)	158,981	16,139,751
Southwest Airlines Co	16,582	577,219
United Airlines Holdings Inc (f)	10,222	1,042,235
		95,985,612
Professional Services - 0.6%
Automatic Data Processing Inc	12,789	3,265,032
Booz Allen Hamilton Holding Corp Class A	95,487	7,969,345
Broadridge Financial Solutions Inc	3,698	843,477
CACI International Inc (f)	31,600	19,500,360
Cbiz Inc (e)(f)	831,771	40,507,248
Concentrix Corp	189,400	6,858,174
CRA International Inc	56,846	10,024,224
CSG Systems International Inc	82,813	6,523,180
Dayforce Inc (f)	5,042	348,401
Equifax Inc	3,909	830,154
ExlService Holdings Inc (f)	2,750,005	109,257,699
Exponent Inc	152,165	11,001,530
Franklin Covey Co (f)	33,101	520,348
Genpact Ltd	2,994,240	131,926,214
ICF International Inc	51,375	4,009,305
Jacobs Solutions Inc	3,774	508,772
KBR Inc	2,890,349	119,140,186
Kforce Inc	49,941	1,468,265
Leidos Holdings Inc	930,250	177,770,775
Maximus Inc	1,823,134	156,953,606
Paychex Inc	10,237	1,143,371
Paycom Software Inc	540,792	87,159,447
Paylocity Holding Corp (f)	129,163	19,029,585
Robert Half Inc (e)	301,052	8,140,446
Science Applications International Corp	198,300	17,095,443
SS&C Technologies Holdings Inc	886,026	76,145,074
TransUnion	1,085,697	92,338,530
UL Solutions Inc Class A	186,996	17,055,905
Verisk Analytics Inc	204,396	46,003,408
		1,173,337,504
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	6,246	1,616,590
Boise Cascade Co	20,766	1,583,200
Core & Main Inc Class A (f)	899,500	43,481,830
DXP Enterprises Inc/TX (f)	272,964	25,655,886
Fastenal Co (h)	737,036	29,776,254
Ferguson Enterprises Inc	330,447	83,163,596
FTAI Aviation Ltd	100,300	17,375,972
Global Industrial Co	506,200	14,497,568
Herc Holdings Inc (e)	661,531	88,823,767
MSC Industrial Direct Co Inc Class A	229,059	20,377,089
NPK International Inc (f)	247,963	3,052,425
Rush Enterprises Inc Class A	685,438	35,683,902
United Rentals Inc	33,732	27,497,652
Watsco Inc	88,400	30,621,760
Wesco International Inc	110,800	29,629,028
WW Grainger Inc	1,389	1,317,647
Xometry Inc Class A (e)(f)	85,380	4,992,169
		459,146,335
TOTAL INDUSTRIALS		13,184,127,724

Information Technology - 12.4%
Communications Equipment - 0.6%
Arista Networks Inc (f)	2,161,502	282,465,081
Calix Inc (f)	32,672	1,805,781
Ciena Corp (f)	122,383	24,991,832
Cisco Systems Inc	7,882,571	606,485,014
Extreme Networks Inc (f)	517,369	9,053,958
F5 Inc (f)	1,814	433,836
Lumentum Holdings Inc (e)(f)	218,450	71,031,202
Motorola Solutions Inc	383,790	141,879,487
		1,138,146,191
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	125,350	26,472,667
Amphenol Corp Class A	1,863,999	262,637,459
Avnet Inc	23,641	1,123,184
Badger Meter Inc	88,307	15,766,332
Bel Fuse Inc Class A	14,700	1,933,638
Bel Fuse Inc Class B	53,030	8,168,211
Belden Inc	469,578	53,250,145
CDW Corp/DE	41,838	6,033,876
Coherent Corp (f)	1,089,405	178,945,665
Corning Inc	528,058	44,462,484
Crane NXT Co (e)	709,887	39,966,638
ePlus Inc	100,609	9,014,566
Insight Enterprises Inc (f)	491,363	42,537,295
Itron Inc (f)	82,322	8,153,171
Jabil Inc	140,789	29,665,650
Keysight Technologies Inc (f)	5,434	1,075,660
Littelfuse Inc	4,287	1,097,558
Mirion Technologies Inc Class A (f)	489,000	12,723,780
Napco Security Technologies Inc	106,905	4,318,962
OSI Systems Inc (f)	59,100	16,007,235
PC Connection Inc	33,251	1,929,888
Sanmina Corp (f)	788,468	123,131,105
TD SYNNEX Corp	417,193	63,613,589
Teledyne Technologies Inc (f)	1,480	739,290
Trimble Inc (f)	7,513	611,708
TTM Technologies Inc (f)	393,800	27,636,884
Vontier Corp	916,040	33,233,931
Zebra Technologies Corp Class A (f)	105,902	26,766,731
		1,041,017,302
IT Services - 0.5%
Accenture PLC Class A	518,348	129,587,000
Akamai Technologies Inc (f)	147,816	13,232,488
Amdocs Ltd	943,065	72,125,611
ASGN Inc (f)	128,953	5,804,175
Cognizant Technology Solutions Corp Class A	818,921	63,638,351
EPAM Systems Inc (f)	5,528	1,033,736
Gartner Inc (f)	21,391	4,978,541
GoDaddy Inc Class A (f)	532,642	68,103,606
IBM Corporation	674,044	207,996,498
Kyndryl Holdings Inc (f)	6,073,920	156,889,354
MongoDB Inc Class A (f)	5,683	1,888,859
Okta Inc Class A (f)	249,160	20,015,023
Snowflake Inc (f)	327,625	82,312,505
Twilio Inc Class A (f)	942,230	122,197,809
VeriSign Inc	2,654	668,780
		950,472,336
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices Inc (f)	505,499	109,961,197
Analog Devices Inc	117,520	31,182,757
Applied Materials Inc	164,857	41,585,178
Axcelis Technologies Inc (f)	88,734	7,344,513
Broadcom Inc (h)	4,910,256	1,978,636,759
Cirrus Logic Inc (f)	335,379	40,359,509
Credo Technology Group Holding Ltd (f)	133,700	23,745,120
Diodes Inc (f)	894,259	41,323,708
First Solar Inc (f)	353,062	96,357,681
GlobalFoundries Inc (e)(f)	1,417,886	50,817,034
Intel Corp (f)	1,505,158	61,049,208
KLA Corp	4,167	4,898,183
Lam Research Corp	694,861	108,398,316
Lattice Semiconductor Corp (f)	384,362	26,986,056
MACOM Technology Solutions Holdings Inc (f)	254,081	44,461,634
Marvell Technology Inc	4,144,344	370,504,355
Microchip Technology Inc	17,040	913,003
Micron Technology Inc	3,331,277	787,780,386
MKS Inc	358,562	56,075,511
Monolithic Power Systems Inc	1,512	1,403,393
NVE Corp	13,976	893,625
NVIDIA Corp (h)	31,099,045	5,504,530,966
ON Semiconductor Corp (f)	705,836	35,461,201
Onto Innovation Inc (f)	37,440	5,359,910
Penguin Solutions Inc (f)	607,260	12,284,870
Photronics Inc (f)	190,575	4,366,073
Power Integrations Inc	146,472	4,921,459
Qnity Electronics Inc	6,610	536,005
Qorvo Inc (f)	168,241	14,450,219
QUALCOMM Inc	729,445	122,612,410
Rambus Inc (f)	146,100	13,962,777
Rigetti Computing Inc Class A (f)	140,700	3,597,699
SiTime Corp (f)	33,800	10,062,260
Skyworks Solutions Inc	28,766	1,897,118
Teradyne Inc	143,823	26,159,965
Texas Instruments Inc	28,706	4,830,359
Veeco Instruments Inc (f)	428,900	12,536,747
		9,662,247,164
Software - 3.5%
ACI Worldwide Inc (f)	333,391	15,622,702
Adobe Inc (f)	338,578	108,388,975
Agilysys Inc (f)	73,160	8,995,754
Alarm.com Holdings Inc (f)	130,156	6,762,906
AppLovin Corp Class A (f)	125,862	75,451,752
Atlassian Corp Class A (f)	4,329	647,272
Autodesk Inc (f)	490,128	148,675,428
Bitdeer Technologies Group Class A (e)(f)	409,200	5,487,372
BitMine Immersion Technologies Inc (e)(f)	46,300	1,533,456
Cadence Design Systems Inc (f)	284,004	88,563,807
Clear Secure Inc Class A	276,635	9,820,543
Commvault Systems Inc (f)	245,947	30,374,455
Confluent Inc Class A (f)	1,084,678	24,134,086
Crowdstrike Holdings Inc Class A (f)	7,870	4,007,089
Datadog Inc Class A (f)	1,121,933	179,520,499
Docusign Inc (f)	21,063	1,460,719
Dolby Laboratories Inc Class A	184,109	12,418,152
Dropbox Inc Class A (f)	163,273	4,878,597
Dynatrace Inc (f)	439,100	19,566,296
Elastic NV (f)	289,453	20,415,120
Fair Isaac Corp (f)	38,341	69,237,328
Figma Inc Class A	31,400	1,129,458
Fortinet Inc (f)	253,588	20,573,594
Gen Digital Inc	9,356,554	246,732,329
Guidewire Software Inc (f)	75,900	16,392,882
I3 Verticals Inc Class A (e)(f)	66,531	1,574,789
Intapp Inc (f)	65,860	2,844,493
Intuit Inc	285,096	180,773,672
Klaviyo Inc Class A (e)(f)	2,319,967	66,258,258
Manhattan Associates Inc (f)	182,038	32,120,605
Microsoft Corp	9,542,209	4,694,862,250
nCino Inc (f)	182,300	4,502,810
Nutanix Inc Class A (f)	107,753	5,150,593
Oracle Corp	233,655	47,186,627
Palantir Technologies Inc Class A (f)	713,367	120,166,671
Palo Alto Networks Inc (f)	610,028	115,984,624
PAR Technology Corp (e)(f)	158,440	5,467,764
Pivotal Software Inc rights (f)(i)	1,294,700	12
PTC Inc (f)	69,782	12,241,856
Qualys Inc (f)	108,914	15,340,537
RingCentral Inc Class A (e)(f)	53,422	1,508,637
Riot Platforms Inc (f)	694,000	11,194,220
Roper Technologies Inc	3,398	1,516,256
Rubrik Inc Class A (f)	166,900	11,569,508
Salesforce Inc	1,018,421	234,786,777
Servicenow Inc (f)	10,498	8,528,680
SPS Commerce Inc (f)	71,230	5,934,884
Strategy Inc Class A (e)(f)	36,545	6,475,043
Synopsys Inc (f)	512,876	214,387,297
Tenable Holdings Inc (f)	219,245	5,814,377
Teradata Corp (f)	800,887	22,937,404
Terawulf Inc (e)(f)	435,900	6,760,809
Tyler Technologies Inc (f)	1,366	641,501
Varonis Systems Inc (f)	278,990	9,226,199
Weave Communications Inc (f)	1,027,970	6,558,449
Workday Inc Class A (f)	16,853	3,633,844
Workiva Inc Class A (f)	142,290	13,170,362
Zoom Communications Inc Class A (f)	405,112	34,418,316
		7,024,328,695
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc (h)	15,967,627	4,452,572,789
Dell Technologies Inc Class C	170,326	22,712,972
Hewlett Packard Enterprise Co	307,285	6,720,323
HP Inc	29,657	724,224
IonQ Inc (e)(f)	84,200	4,151,060
NetApp Inc	58,632	6,540,986
Pure Storage Inc Class A (f)	896,163	79,722,660
Sandisk Corp/DE	414,788	92,613,865
Seagate Technology Holdings PLC	79,415	21,973,336
Super Micro Computer Inc (e)(f)	15,829	535,812
Western Digital Corp	1,245,956	203,501,993
		4,891,770,020
TOTAL INFORMATION TECHNOLOGY		24,707,981,708

Materials - 1.2%
Chemicals - 0.5%
Air Products and Chemicals Inc	206,327	53,861,663
Albemarle Corp	3,716	483,043
Axalta Coating Systems Ltd (f)	466,660	14,060,466
Balchem Corp	283,304	44,254,918
CF Industries Holdings Inc	714,714	56,247,992
Chemours Co/The	700,900	8,964,511
Corteva Inc	2,246,731	151,586,941
Dow Inc	633,080	15,098,958
DuPont de Nemours Inc (e)	13,220	525,759
Ecolab Inc	304,425	83,765,583
Element Solutions Inc	1,608,060	41,680,915
Hawkins Inc	14,480	1,882,690
HB Fuller Co	86,200	5,023,736
International Flavors & Fragrances Inc	202,430	14,064,836
Intrepid Potash Inc (f)	100,200	2,535,060
Linde PLC	541,206	222,067,646
LyondellBasell Industries NV Class A1	534,124	26,166,735
Minerals Technologies Inc	544,364	31,926,949
Mosaic Co/The	6,614,322	161,984,746
NewMarket Corp	22,631	17,279,447
Olin Corp	314,300	6,631,730
Perimeter Solutions Inc (f)	686,924	19,151,441
PPG Industries Inc	7,126	712,885
RPM International Inc	374,148	40,127,373
Sherwin-Williams Co/The	94,721	32,554,660
Solstice Advanced Materials Inc	565,816	26,978,107
		1,079,618,790
Construction Materials - 0.2%
CRH PLC	1,770,353	212,371,546
Eagle Materials Inc	343,262	76,794,575
James Hardie Industries PLC (f)	1,123,317	22,219,210
Martin Marietta Materials Inc	177,029	110,331,554
RHI Magnesita NV	181,180	6,055,656
United States Lime & Minerals Inc	31,676	3,850,851
Vulcan Materials Co	17,711	5,264,418
		436,887,810
Containers & Packaging - 0.2%
Amcor PLC	72,788	620,154
AptarGroup Inc	198,008	24,701,498
Avery Dennison Corp	50,262	8,663,661
Ball Corp	8,593	425,611
Crown Holdings Inc (e)	1,546,950	149,791,169
Graphic Packaging Holding CO	1,345,730	21,773,911
International Paper Co	736,671	29,083,771
Packaging Corp of America	90,022	18,370,790
Silgan Holdings Inc (e)	1,380,400	54,719,056
Smurfit WestRock PLC (e)	1,611,754	57,523,500
		365,673,121
Metals & Mining - 0.3%
Alcoa Corp	596,700	24,906,258
Cleveland-Cliffs Inc (f)	509,800	6,647,792
Coeur Mining Inc (f)	366,432	6,328,281
Commercial Metals Co	504,838	32,198,568
Constellium SE (f)	367,410	6,176,162
Freeport-McMoRan Inc	459,234	19,737,877
Newmont Corp	2,670,998	242,339,649
Nucor Corp	327,396	52,216,388
Royal Gold Inc	245,133	49,967,911
Steel Dynamics Inc	486,759	81,692,763
Warrior Met Coal Inc	273,490	21,411,532
Worthington Steel Inc	9,282	313,267
		543,936,448
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	79,990	6,559,980
Magnera Corp (e)(f)	70,411	997,019
		7,556,999
TOTAL MATERIALS		2,433,673,168

Real Estate - 0.9%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	381,840	2,508,689
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc	4,915	263,788
CareTrust REIT Inc	907,940	34,074,988
Healthpeak Properties Inc	907,671	16,574,072
Sabra Health Care REIT Inc	404,900	7,899,599
Ventas Inc	1,664,678	134,222,988
Welltower Inc	620,387	129,176,981
		322,212,416
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	20,188	355,914
Ryman Hospitality Properties Inc	104,300	9,953,349
		10,309,263
Industrial REITs - 0.1%
Americold Realty Trust Inc	134,400	1,455,552
First Industrial Realty Trust Inc	57,802	3,308,586
Prologis Inc	383,903	49,343,053
STAG Industrial Inc Class A	450,344	17,689,512
Terreno Realty Corp	795,600	49,955,724
		121,752,427
Office REITs - 0.0%
BXP Inc	4,650	336,474
COPT Defense Properties	367,400	11,290,202
Douglas Emmett Inc	433,570	5,285,218
Kilroy Realty Corp	471,250	20,211,913
Postal Realty Trust Inc Class A	186,260	2,894,480
SL Green Realty Corp	76,200	3,591,306
Vornado Realty Trust	251,300	9,252,866
		52,862,459
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (f)	235,696	38,142,684
Compass Inc Class A (f)	6,411,915	66,812,154
CoStar Group Inc (f)	98,776	6,795,789
Cushman & Wakefield Ltd	862,277	14,443,140
Jones Lang LaSalle Inc (f)	127,487	41,521,241
Landbridge Co LLC Class A (e)	45,630	2,598,628
Newmark Group Inc Class A	189,962	3,301,540
Zillow Group Inc Class A (f)	9,470	685,154
		174,300,330
Residential REITs - 0.1%
American Homes 4 Rent Class A	299,163	9,609,116
AvalonBay Communities Inc	4,490	816,911
Camden Property Trust	948,148	100,826,059
Equity LifeStyle Properties Inc	240,668	15,130,797
Equity Residential	143,725	8,875,019
Essex Property Trust Inc	2,033	535,939
Invitation Homes Inc	944,030	26,621,646
Mid-America Apartment Communities Inc	53,396	7,255,982
Sun Communities Inc	222,500	28,666,900
UDR Inc	9,520	346,718
		198,685,087
Retail REITs - 0.1%
Acadia Realty Trust	4,561,999	93,840,319
Brixmor Property Group Inc	339,335	8,870,217
Curbline Properties Corp	659,744	15,794,271
Federal Realty Investment Trust	2,481	244,949
Kimco Realty Corp	21,380	441,711
Macerich Co/The	1,295,514	22,490,123
NNN REIT Inc	2,367,149	97,881,611
Phillips Edison & Co Inc	149,764	5,316,622
Realty Income Corp	28,869	1,663,143
Regency Centers Corp	95,330	6,783,683
Simon Property Group Inc	10,309	1,920,773
SITE Centers Corp	141,516	1,041,558
Tanger Inc	776,260	26,066,811
Urban Edge Properties	367,140	7,056,431
		289,412,222
Specialized REITs - 0.3%
American Tower Corp	1,137,278	206,154,383
Crown Castle Inc	464,842	42,430,778
CubeSmart	458,500	17,069,955
Digital Realty Trust Inc	383,532	61,411,144
Equinix Inc	199,929	150,608,515
Extra Space Storage Inc	31,242	4,160,497
Four Corners Property Trust Inc	271,290	6,521,812
Gaming and Leisure Properties Inc	86,365	3,759,468
Iron Mountain Inc	265,725	22,945,354
Lamar Advertising Co Class A	497,356	65,844,961
Outfront Media Inc	1,504,442	35,399,520
Public Storage Operating Co	162,504	44,613,848
SBA Communications Corp Class A	30,090	5,845,584
VICI Properties Inc	1,070,256	30,844,778
Weyerhaeuser Co	22,781	505,966
		698,116,563
TOTAL REAL ESTATE		1,870,159,456

Utilities - 1.1%
Electric Utilities - 0.8%
ALLETE Inc	87,165	5,894,097
Alliant Energy Corp	162,713	11,303,672
American Electric Power Co Inc	101,786	12,598,053
Constellation Energy Corp	358,057	130,461,649
Duke Energy Corp	699,588	86,706,937
Edison International	468,604	27,596,090
Entergy Corp	540,424	52,702,148
Evergy Inc	1,694,619	131,587,165
Eversource Energy	1,170,414	78,628,413
Exelon Corp	3,292,769	155,155,275
FirstEnergy Corp	16,408	782,990
IDACORP Inc	109,930	14,486,575
NextEra Energy Inc	3,676,018	317,203,594
NRG Energy Inc	832,657	141,127,035
OGE Energy Corp	218,200	9,989,196
Oklo Inc Class A (e)(f)	20,300	1,855,014
PG&E Corp	9,601,636	154,778,372
Pinnacle West Capital Corp	3,770	342,542
PPL Corp	1,364,776	50,360,234
Southern Co/The	1,844,796	168,097,812
TXNM Energy Inc	102,290	5,978,851
Xcel Energy Inc	445,774	36,602,503
		1,594,238,217
Gas Utilities - 0.0%
Atmos Energy Corp	5,069	894,019
MDU Resources Group Inc (e)	227,785	4,856,376
New Jersey Resources Corp	111,375	5,354,910
Southwest Gas Holdings Inc	53,811	4,469,004
UGI Corp	1,354,302	53,562,644
		69,136,953
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	5,981,964	84,106,414
Clearway Energy Inc Class A	29,800	1,019,160
Clearway Energy Inc Class C	176,800	6,474,416
Talen Energy Corp (f)	43,200	17,032,464
Vistra Corp	338,611	60,563,963
		169,196,417
Multi-Utilities - 0.2%
Ameren Corp	328,250	34,909,388
CenterPoint Energy Inc	904,155	36,148,117
CMS Energy Corp	94,609	7,137,303
Consolidated Edison Inc	39,587	3,972,951
Dominion Energy Inc	26,947	1,691,463
DTE Energy Co	69,728	9,554,828
NiSource Inc	929,143	41,003,081
Public Service Enterprise Group Inc	15,758	1,316,108
Sempra	1,829,513	173,291,472
WEC Energy Group Inc	10,163	1,138,967
		310,163,678
Water Utilities - 0.0%
American Water Works Co Inc	6,160	801,231
TOTAL UTILITIES		2,143,536,496

TOTAL UNITED STATES		99,515,636,387
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (f)	11,630,101	263,153,454
TOTAL COMMON STOCKS (Cost $74,986,381,734)		105,360,287,863

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A (Cost $17,264,887)	68,500	25,756,000

Domestic Equity Funds - 45.6%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (k)	20,155,677	5,309,811,438
Fidelity Advisor Magellan Fund - Class Z (k)	570,416,006	8,984,052,097
Fidelity Advisor Small Cap Growth Fund - Class Z (k)	47,100,583	1,744,134,577
Fidelity Contrafund (k)	233,004,920	5,822,792,945
Fidelity Extended Market Index Fund (k)	41,834,104	4,257,875,091
Fidelity Growth Company Fund (k)	382,563,948	18,963,694,914
Fidelity SAI Inflation-Focused Fund (k)	15	1,326
Fidelity SAI Small-Mid Cap 500 Index Fund (k)	49,336,899	223,002,784
Fidelity SAI U.S. Large Cap Index Fund (k)	110,730,857	3,028,488,936
Fidelity SAI U.S. Low Volatility Index Fund (k)	458,275,853	10,971,123,912
Fidelity SAI U.S. Momentum Index Fund (k)	207,519,285	4,063,227,605
Fidelity SAI U.S. Quality Index Fund (k)	913,011,168	21,948,788,470
Fidelity SAI U.S. Value Index Fund (k)	418,841,844	5,633,422,807
Fidelity Small Cap Index Fund (k)	12,904,045	405,703,181
iShares Russell 3000 ETF	450,000	174,663,000
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,997,256,455)		91,530,783,083

Non-Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 3.875% 10/27/2027 (b)	4,700,000	4,676,972
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,201,000	1,222,916
Glencore Funding LLC 5.338% 4/4/2027 (b)	3,800,000	3,860,561
Glencore Funding LLC 5.4% 5/8/2028 (b)	3,900,000	4,006,192

TOTAL AUSTRALIA		13,766,641
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,976,701
Rogers Communications Inc 3.2% 3/15/2027	3,000,000	2,960,405
		4,937,106
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	4,208,000	4,220,235
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,974,690
Canadian Natural Resources Ltd 5% 12/15/2029	1,427,000	1,461,472
Cenovus Energy Inc 4.25% 4/15/2027	5,500,000	5,523,899
Enbridge Inc 4.2% 11/20/2028	2,923,000	2,930,357
Enbridge Inc 4.6% 6/20/2028	6,308,000	6,377,645
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,697,259
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,445,138
Enbridge Inc 5.9% 11/15/2026	3,288,000	3,339,798
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	921,000	928,023
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,700,000	4,712,656
		34,390,937
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.567% 9/10/2027 (c)	4,382,000	4,397,494
Bank of Nova Scotia/The 1.3% 9/15/2026	1,960,000	1,919,351
Bank of Nova Scotia/The 4.404% 9/8/2028 (c)	4,920,000	4,946,060
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	6,030,000	6,034,170
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	6,250,000	6,350,698
Royal Bank of Canada 5.069% 7/23/2027 (c)	4,600,000	4,629,488
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	6,300,000	6,305,969
Toronto Dominion Bank 1.2% 6/3/2026	1,000,000	985,682
Toronto Dominion Bank 5.264% 12/11/2026	2,075,000	2,101,970
Toronto Dominion Bank 5.532% 7/17/2026	3,000,000	3,028,505
		40,699,387
TOTAL CANADA		84,247,665
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,591,280
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	2,000,000	1,961,481
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,600,000	4,604,820
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	3,000,000	3,048,117

TOTAL DENMARK		9,614,418
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	1,900,000	1,920,816
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,610,000	3,596,874
BNP Paribas SA 1.675% 6/30/2027 (b)(c)	4,300,000	4,235,035
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	4,700,000	4,753,515
BPCE SA 5.203% 1/18/2027 (b)	1,500,000	1,518,397
BPCE SA 5.975% 1/18/2027 (b)(c)	3,000,000	3,005,692
BPCE SA 6.612% 10/19/2027 (b)(c)	3,640,000	3,713,234
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	2,000,000	1,990,155
Credit Agricole SA 5.134% 3/11/2027 (b)	3,500,000	3,549,151
Societe Generale SA 5.249% 5/22/2029 (b)(c)	5,280,000	5,384,225
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,262,000	1,292,502

TOTAL FRANCE		34,959,596
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	4,500,000	4,556,938
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	1,900,000	1,916,433
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,000,000	2,974,613
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	3,550,000	3,591,426
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	3,900,000	3,964,807
		17,004,217
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	6,000,000	5,886,942
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	6,000,000	6,099,398
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	5,860,000	6,143,476
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	720,000	732,373
		18,862,189
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	3,789,000	3,786,403
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	2,920,000	2,861,322
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,660,000	1,684,738
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,185,000	1,203,747
		5,749,807
TOTAL GERMANY		45,402,616
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,700,000	3,634,871
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,000,000	2,987,954
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	2,420,000	2,416,700
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,038,338
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,055,125
		9,498,117
TOTAL FINANCIALS		13,132,988

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	3,500,000	3,478,409
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	3,800,000	3,752,225
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,094,000	3,130,491
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	571,000	595,404
		10,956,529
TOTAL IRELAND		24,089,517
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 1.625% 7/12/2026 (b)(l)	3,000,000	2,953,822
Enel Finance International NV 3.5% 4/6/2028 (b)	6,300,000	6,213,014
Enel Finance International NV 5.125% 6/26/2029 (b)	4,400,000	4,523,424

TOTAL ITALY		13,690,260
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (b)	2,000,000	2,009,598
NTT Finance Corp 4.567% 7/16/2027 (b)	263,000	264,982
NTT Finance Corp 4.62% 7/16/2028 (b)	266,000	269,711
NTT Finance Corp 5.104% 7/2/2027 (b)	3,000,000	3,047,338
		5,591,629
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	2,296,000	2,339,595
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	3,620,000	3,560,259
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (c)	6,000,000	5,999,547
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,960,000	2,919,417
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	3,000,000	2,953,422
Mizuho Financial Group Inc 2.839% 9/13/2026	3,000,000	2,972,768
Mizuho Financial Group Inc 3.477% 4/12/2026 (b)	2,000,000	1,995,343
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,000,000	2,048,496
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	4,080,000	4,232,180
		26,681,432
TOTAL JAPAN		34,612,656
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,000,000	4,066,973
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	5,800,000	5,765,525
ING Groep NV 4.017% 3/28/2028 (c)	3,800,000	3,794,372
ING Groep NV 4.858% 3/25/2029 (c)	3,679,000	3,735,880
ING Groep NV 6.083% 9/11/2027 (c)	3,000,000	3,042,778
		20,405,528
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,760,000	2,755,765
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,314,000	4,326,582
NXP BV / NXP Funding LLC 5.35% 3/1/2026	4,000,000	4,001,869
		11,084,216
TOTAL NETHERLANDS		31,489,744
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	5,660,000	5,588,702
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (c)	3,800,000	3,873,571
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 1.305% 2/2/2027 (b)(c)	3,000,000	2,984,222
UBS Group AG 1.364% 1/30/2027 (b)(c)	3,720,000	3,701,896
UBS Group AG 1.494% 8/10/2027 (b)(c)	6,100,000	5,986,173
UBS Group AG 4.125% 4/15/2026 (b)	3,000,000	3,000,243
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,730,000	2,738,654

TOTAL SWITZERLAND		18,411,188
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.215% 9/6/2026	5,510,000	5,473,177
BAT Capital Corp 3.557% 8/15/2027	4,000,000	3,961,386
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,012,040
BAT International Finance PLC 1.668% 3/25/2026	2,000,000	1,984,090
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	1,000,000	995,271
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	4,883,000	4,929,102
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	2,000,000	2,058,106
		21,413,172
Financials - 0.1%
Banks - 0.1%
Barclays PLC 2.279% 11/24/2027 (c)	4,200,000	4,121,683
Barclays PLC 5.501% 8/9/2028 (c)	2,000,000	2,041,226
Barclays PLC 5.674% 3/12/2028 (c)	3,300,000	3,359,890
Barclays PLC 5.829% 5/9/2027 (c)	2,670,000	2,688,178
Barclays PLC 6.496% 9/13/2027 (c)	2,800,000	2,847,856
HSBC Holdings PLC 4.899% 3/3/2029 (c)	6,968,000	7,072,782
HSBC Holdings PLC 5.597% 5/17/2028 (c)	3,400,000	3,467,353
HSBC Holdings PLC 5.887% 8/14/2027 (c)	4,660,000	4,714,541
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	5,038,000	4,980,494
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,200,000	2,230,685
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	5,960,000	6,186,058
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,305,000	3,344,835
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.2378% 6/13/2029 (c)(d)	5,250,000	5,271,871
NatWest Group PLC 1.642% 6/14/2027 (c)	3,000,000	2,959,171
NatWest Group PLC 3.073% 5/22/2028 (c)	3,800,000	3,745,593
NatWest Group PLC 4.892% 5/18/2029 (c)	6,200,000	6,306,895
NatWest Group PLC 5.847% 3/2/2027 (c)	2,758,000	2,768,463
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.0459% 5/23/2029 (c)(d)	5,000,000	5,023,705
NatWest Markets PLC 5.416% 5/17/2027 (b)	2,400,000	2,448,316
		75,579,595
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	2,000,000	2,039,123
TOTAL FINANCIALS		77,618,718

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	1,066,000	1,078,421
TOTAL UNITED KINGDOM		100,110,311
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc 1.7% 3/25/2026	2,000,000	1,984,945
AT&T Inc 2.95% 7/15/2026	3,870,000	3,842,396
		5,827,341
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	6,500,000	6,044,987
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,969,501
TCA Cable TV Inc 3.35% 9/15/2026 (b)	2,000,000	1,986,900
		10,001,388
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 1.5% 2/15/2026	3,000,000	2,983,411
T-Mobile USA Inc 2.25% 2/15/2026	2,840,000	2,827,460
		5,810,871
TOTAL COMMUNICATION SERVICES		21,639,600

Consumer Discretionary - 0.0%
Automobiles - 0.0%
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.6862% 8/13/2027 (c)(d)	5,500,000	5,512,494
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.9696% 7/9/2027 (c)(d)	5,650,000	5,675,154
General Motors Financial Co Inc 1.25% 1/8/2026	1,610,000	1,604,843
General Motors Financial Co Inc 1.5% 6/10/2026	2,000,000	1,971,832
General Motors Financial Co Inc 4.2% 10/27/2028	2,354,000	2,355,417
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,818,168
General Motors Financial Co Inc 5% 7/15/2027	5,500,000	5,566,676
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,049,344
Hyundai Capital America 1.5% 6/15/2026 (b)	2,000,000	1,971,352
Hyundai Capital America 2.75% 9/27/2026 (b)	2,000,000	1,976,339
Hyundai Capital America 5.5% 3/30/2026 (b)	2,000,000	2,008,284
Hyundai Capital America 5.65% 6/26/2026 (b)	2,500,000	2,519,486
Hyundai Capital America 5.95% 9/21/2026 (b)	4,000,000	4,055,506
		40,084,895
Specialty Retail - 0.0%
AutoNation Inc 4.45% 1/15/2029	5,300,000	5,314,466
AutoZone Inc 3.125% 4/21/2026	1,500,000	1,493,962
AutoZone Inc 5.165% 6/15/2030	825,000	853,947
O'Reilly Automotive Inc 4.35% 6/1/2028	4,000,000	4,032,920
O'Reilly Automotive Inc 5.75% 11/20/2026	2,230,000	2,264,386
		13,959,681
TOTAL CONSUMER DISCRETIONARY		54,044,576

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 4.6% 3/1/2028 (b)	3,914,000	3,964,478
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	1,960,000	1,916,122
		5,880,600
Food Products - 0.0%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,243,000	2,248,582
Tobacco - 0.0%
Altria Group Inc 2.625% 9/16/2026	5,000,000	4,942,772
Philip Morris International Inc 4.125% 4/28/2028	5,100,000	5,120,695
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.6847% 10/27/2028 (c)(d)	4,252,000	4,255,562
		14,319,029
TOTAL CONSUMER STAPLES		22,448,211

Energy - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	2,930,000	2,873,686
Oil, Gas & Consumable Fuels - 0.1%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	4,060,000	4,227,530
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,866,066
Diamondback Energy Inc 5.2% 4/18/2027	3,633,000	3,683,405
Energy Transfer LP 5.625% 5/1/2027 (b)	2,000,000	2,000,057
Energy Transfer LP 6% 2/1/2029 (b)	3,900,000	3,945,594
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,967,833
EQT Corp 3.125% 5/15/2026 (b)	4,000,000	3,973,190
MPLX LP 1.75% 3/1/2026	5,000,000	4,967,974
MPLX LP 4.125% 3/1/2027	3,700,000	3,696,422
Northwest Pipeline LLC 4% 4/1/2027	3,000,000	2,995,401
ONEOK Inc 4.25% 9/24/2027	383,000	383,901
Phillips 66 Co 3.55% 10/1/2026	1,850,000	1,845,050
Pioneer Natural Resources Co 1.125% 1/15/2026	1,500,000	1,494,511
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	5,450,000	5,465,531
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	4,900,000	4,932,426
Targa Resources Corp 4.35% 1/15/2029	534,000	535,797
Transcontinental Gas Pipe Line Co LLC 4% 3/15/2028	3,800,000	3,795,669
Western Gas Partners LP 4.65% 7/1/2026	3,000,000	3,003,243
Western Gas Partners LP 6.35% 1/15/2029	3,600,000	3,798,809
Williams Cos Inc/The 5.4% 3/2/2026	312,000	313,087
		61,891,496
TOTAL ENERGY		64,765,182

Financials - 0.3%
Banks - 0.2%
Bank of America Corp 3.559% 4/23/2027 (c)	4,000,000	3,990,789
Bank of America Corp 3.824% 1/20/2028 (c)	4,560,000	4,545,154
Bank of America Corp 3.97% 3/5/2029 (c)	3,030,000	3,025,206
Bank of America Corp 4.623% 5/9/2029 (c)	5,100,000	5,169,590
Bank of America Corp 4.979% 1/24/2029 (c)	5,500,000	5,602,817
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,001,955
Bank of America Corp 5.933% 9/15/2027 (c)	3,700,000	3,751,613
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	5,400,000	5,426,584
Citigroup Inc 1.122% 1/28/2027 (c)	5,000,000	4,975,001
Citigroup Inc 1.462% 6/9/2027 (c)	3,000,000	2,957,256
Citigroup Inc 4.075% 4/23/2029 (c)	4,652,000	4,649,365
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (c)	3,000,000	3,021,360
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,000,000	3,014,962
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	4,350,000	4,568,454
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	4,525,000	4,522,400
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	3,000,000	2,920,593
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	5,000,000	5,045,388
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	4,560,000	4,647,221
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	6,100,000	6,191,370
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	2,200,000	2,222,562
JPMorgan Chase & Co 5.299% 7/24/2029 (c)	2,920,000	3,010,893
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	2,384,000	2,431,552
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	3,400,000	3,457,925
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,841,000	2,894,690
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	5,300,000	5,304,367
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	4,600,000	4,625,384
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	5,595,000	5,671,108
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	5,960,000	6,179,119
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	5,600,000	5,717,691
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,000,000	2,938,840
Santander Holdings USA Inc 3.244% 10/5/2026	4,700,000	4,667,094
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,162,000	1,171,275
Truist Financial Corp 1.267% 3/2/2027 (c)	3,000,000	2,976,936
Truist Financial Corp 4.123% 6/6/2028 (c)	4,700,000	4,707,753
Truist Financial Corp 6.047% 6/8/2027 (c)	5,460,000	5,509,606
Truist Financial Corp 7.161% 10/30/2029 (c)	5,700,000	6,171,895
US Bancorp 3.1% 4/27/2026	1,500,000	1,494,282
US Bancorp 6.787% 10/26/2027 (c)	3,720,000	3,807,189
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	5,100,000	5,120,142
Wells Fargo & Co 2.393% 6/2/2028 (c)	5,900,000	5,756,287
Wells Fargo & Co 3.196% 6/17/2027 (c)	5,350,000	5,323,538
Wells Fargo & Co 4.9% 1/24/2028 (c)	3,722,000	3,753,852
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,858,000	5,972,919
Wells Fargo & Co 5.707% 4/22/2028 (c)	5,700,000	5,821,341
		186,735,318
Capital Markets - 0.1%
Athene Global Funding 1.608% 6/29/2026 (b)	2,500,000	2,462,893
Athene Global Funding 4.86% 8/27/2026 (b)	5,300,000	5,322,836
Athene Global Funding 5.516% 3/25/2027 (b)	2,500,000	2,536,101
Bank of New York Mellon 4.729% 4/20/2029 (c)	1,617,000	1,645,663
Equitable America Global Funding 4.65% 6/9/2028 (b)	5,984,000	6,049,369
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	3,343,000	3,346,677
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	2,910,000	2,888,007
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,960,067
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	5,800,000	5,686,010
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	3,000,000	3,001,886
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	3,625,000	3,654,769
Intercontinental Exchange Inc 3.625% 9/1/2028	3,700,000	3,664,323
LPL Holdings Inc 4.9% 4/3/2028	1,904,000	1,931,129
Morgan Stanley 0.985% 12/10/2026 (c)	3,000,000	2,997,418
Morgan Stanley 1.512% 7/20/2027 (c)	5,860,000	5,762,697
Morgan Stanley 1.593% 5/4/2027 (c)	4,000,000	3,956,305
Morgan Stanley 3.591% 7/22/2028 (c)	3,000,000	2,972,282
Morgan Stanley 4.994% 4/12/2029 (c)	5,956,000	6,074,877
Morgan Stanley 5.164% 4/20/2029 (c)	4,600,000	4,709,495
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,614,000	4,686,825
		75,309,629
Consumer Finance - 0.0%
American Express Co 5.098% 2/16/2028 (c)	2,850,000	2,886,468
American Express Co 5.389% 7/28/2027 (c)	1,700,000	1,715,074
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,700,000	3,620,720
Capital One Financial Corp 7.149% 10/29/2027 (c)	4,400,000	4,511,207
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,226,421
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,055,440
Ford Motor Credit Co LLC 6.95% 3/6/2026	65,000	65,289
Ford Motor Credit Co LLC 6.95% 6/10/2026	2,000,000	2,020,498
		21,101,117
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/2026	5,700,000	5,603,792
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,725,095
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,788,314
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,236,000	2,271,141
Corebridge Global Funding 5.2% 1/12/2029 (b)	4,110,000	4,217,462
Fiserv Inc 5.45% 3/2/2028	3,900,000	3,989,501
Global Payments Inc 4.5% 11/15/2028	4,849,000	4,865,194
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,022,395
Western Union Co/The 1.35% 3/15/2026	3,000,000	2,973,150
		32,456,044
Insurance - 0.0%
Aon North America Inc 5.125% 3/1/2027	3,250,000	3,288,577
Arthur J Gallagher & Co 4.6% 12/15/2027	3,068,000	3,097,683
Brown & Brown Inc 4.6% 12/23/2026	1,716,000	1,723,917
Brown & Brown Inc 4.7% 6/23/2028	956,000	965,252
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	3,900,000	3,886,330
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	1,000,000	983,268
Equitable Financial Life Global Funding 1.8% 3/8/2028 (b)	4,000,000	3,799,844
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	2,924,000	3,042,746
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	4,333,000	4,366,660
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,512,000	2,564,423
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.0673% 1/14/2028 (b)(c)(d)	2,500,000	2,506,453
MassMutual Global Funding II 5.1% 4/9/2027 (b)	3,400,000	3,449,811
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	1,400,000	1,401,490
RGA Global Funding 4.35% 8/25/2028 (b)	5,930,000	5,952,736
		41,029,190
TOTAL FINANCIALS		356,631,298

Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	350,055
Health Care Providers & Services - 0.0%
Cigna Group/The 1.25% 3/15/2026	803,000	796,356
Cigna Group/The 3.4% 3/1/2027	3,000,000	2,977,670
CVS Health Corp 2.875% 6/1/2026	3,870,000	3,844,790
CVS Health Corp 4.3% 3/25/2028	4,010,000	4,021,118
CVS Health Corp 5% 1/30/2029	4,140,000	4,235,728
CVS Health Corp 5% 2/20/2026	2,000,000	2,002,146
HCA Inc 4.5% 2/15/2027	4,000,000	4,008,466
HCA Inc 5% 3/1/2028	2,388,000	2,433,880
HCA Inc 5.25% 6/15/2026	2,735,000	2,737,101
Icon Investments Six DAC 5.809% 5/8/2027	3,353,000	3,419,432
		30,476,687
Pharmaceuticals - 0.0%
Haleon US Capital LLC 3.375% 3/24/2027	1,870,000	1,853,069
TOTAL HEALTH CARE		32,679,811

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	302,000	310,252
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,029,995
		2,340,247
Machinery - 0.0%
Ingersoll Rand Inc 5.197% 6/15/2027	4,100,000	4,163,828
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.875% 1/15/2026	2,158,000	2,153,941
TOTAL INDUSTRIALS		8,658,016

Information Technology - 0.0%
Communications Equipment - 0.0%
Cisco Systems Inc 4.8% 2/26/2027	3,000,000	3,035,315
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,752,000	3,746,911
Dell International LLC / EMC Corp 4.75% 4/1/2028	4,400,000	4,460,165
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,016,077
Dell International LLC / EMC Corp 6.02% 6/15/2026	803,000	807,848
		12,031,001
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 4.15% 2/15/2028	3,547,000	3,564,136
Broadcom Inc 5.05% 7/12/2027	3,800,000	3,864,658
Micron Technology Inc 5.327% 2/6/2029	5,780,000	5,962,649
		13,391,443
Software - 0.0%
Oracle Corp 2.65% 7/15/2026	4,000,000	3,963,156
VMware LLC 1.8% 8/15/2028	4,000,000	3,774,858
		7,738,014
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,840,053
TOTAL INFORMATION TECHNOLOGY		38,035,826

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	2,904,000	2,836,254
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	3,181,000	3,273,701
Mosaic Co/The 4.05% 11/15/2027	3,700,000	3,698,784
		9,808,739
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	1,613,000	1,622,465
TOTAL MATERIALS		11,431,204

Real Estate - 0.0%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 2/15/2028	3,980,000	4,020,513
VICI Properties LP 4.75% 4/1/2028	300,000	303,292
		4,323,805
Specialized REITs - 0.0%
American Tower Corp 1.6% 4/15/2026	3,000,000	2,972,374
American Tower Corp 3.125% 1/15/2027	3,600,000	3,562,149
American Tower Corp 5.25% 7/15/2028	3,600,000	3,700,109
		10,234,632
TOTAL REAL ESTATE		14,558,437

Utilities - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,600,000	2,590,214
Duke Energy Corp 2.65% 9/1/2026	1,000,000	989,489
Eversource Energy 4.75% 5/15/2026	1,800,000	1,805,156
Exelon Corp 5.15% 3/15/2029	586,000	603,446
FirstEnergy Corp 3.9% 7/15/2027 (l)	6,360,000	6,326,731
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	4,170,000	4,027,431
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,656,000	2,684,111
Pacific Gas and Electric Co 2.1% 8/1/2027	3,900,000	3,761,571
Pacific Gas and Electric Co 5.45% 6/15/2027	2,000,000	2,029,479
Pinnacle West Capital Corp 4.9% 5/15/2028	795,000	808,648
Southern Co/The 5.5% 3/15/2029	893,000	928,233
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,265,000	1,275,944
		27,830,453
Multi-Utilities - 0.0%
CenterPoint Energy Inc 1.45% 6/1/2026	3,000,000	2,960,208
Dominion Energy Inc 2.85% 8/15/2026	2,000,000	1,982,709
DTE Energy Co 4.875% 6/1/2028	3,617,000	3,682,675
DTE Energy Co 4.95% 7/1/2027	1,227,000	1,241,951
		9,867,543
TOTAL UTILITIES		37,697,996

TOTAL UNITED STATES		662,590,157
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,075,265,707)		1,086,038,322

U.S. Treasury Obligations - 0.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026	3.76 to 3.83	630,000	626,562
US Treasury Bills 0% 1/29/2026 (n)	3.79 to 3.81	10,890,000	10,822,010
US Treasury Bills 0% 12/4/2025	3.97 to 4.07	3,550,000	3,548,855
US Treasury Bills 0% 2/12/2026 (n)	3.82	1,073,000	1,064,960
US Treasury Notes 3.5% 10/31/2027	3.58	94,778,000	94,755,786
US Treasury Notes 3.625% 5/31/2028	3.98 to 4.27	91,805,900	92,103,552
US Treasury Notes 4.25% 3/15/2027 (n)	3.57 to 4.69	157,069,800	158,370,534
US Treasury Notes 4.5% 7/15/2026 (o)	4.12 to 4.92	173,934,500	174,764,222
TOTAL U.S. TREASURY OBLIGATIONS (Cost $532,659,349)			536,056,481

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.02	1,640,639,253	1,640,967,381
Fidelity Securities Lending Cash Central Fund (p)(q)	4.02	1,398,509,751	1,398,649,602
State Street Institutional U.S. Government Money Market Fund Premier Class (r)	3.94	438,950	438,950
TOTAL MONEY MARKET FUNDS (Cost $3,040,052,171)			3,040,055,933

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	5,925	12/2/2025	559
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	5,700	12/5/2025	1,978
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	6,050	12/9/2025	9,800
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	5,750	12/12/2025	13,278
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	5,600	12/16/2025	16,950
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	5,325	12/19/2025	16,385
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	5,725	12/23/2025	39,760
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	5,975	12/26/2025	68,365

						167,075
TOTAL PURCHASED OPTIONS (Cost $813,325)						167,075

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $145,064,176,772)	201,995,400,341
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,282,980,036)
NET ASSETS - 100.0%	200,712,420,305

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	23	12/19/2025	2,880,865	121,257	121,257
CME E-Mini S&P 500 Index Contracts (United States)	4,947	12/19/2025	1,696,697,325	49,362,798	49,362,798
CME E-Mini S&P 500 Index Contracts (United States)	309	12/19/2025	10,597,928	213,780	213,780
CME E-Mini S&P MidCap 400 Index Contracts (United States)	20	12/19/2025	6,628,800	367,726	367,726

TOTAL PURCHASED					50,065,561

Sold

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	2,568	3/31/2026	536,330,813	(285,286)	(285,286)
CBOT 5Y US Treasury Notes Contracts (United States)	123	3/31/2026	13,500,211	(36,641)	(36,641)

TOTAL SOLD					(321,927)

TOTAL FUTURES CONTRACTS					49,743,634
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	141	15,164,127	1,130.00	2/20/2026	(753,645)
GE Aerospace	Chicago Board Options Exchange	519	15,489,555	340.00	12/19/2025	(13,754)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	550	9,885,150	200.00	12/19/2025	(178,750)

						(946,149)
Put Options
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	6,675.00	12/2/2025	(15,400)
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	6,560.00	12/5/2025	(29,945)
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	6,760.00	12/9/2025	(280,560)
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	6,635.00	12/12/2025	(215,265)
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	6,525.00	12/16/2025	(170,630)
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	6,435.00	12/19/2025	(162,720)
S&P 500 Index	Chicago Board Options Exchange	112	76,709,808	6,630.00	12/23/2025	(427,840)
S&P 500 Index	Chicago Board Options Exchange	113	77,394,717	6,730.00	12/26/2025	(675,175)

						(1,977,535)
TOTAL WRITTEN OPTIONS						(2,923,684)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. Sofr Index plus 90 basis points	Monthly	BNP Paribas SA	12/1/2025	22,622	343,877,024	(933,362)	0	(933,362)
S&P 500 Index	Receives	Monthly	U.S. Sofr Index plus 70 basis points	Monthly	Goldman Sachs International	12/15/2025	23,220	347,081,391	4,958,149	0	4,958,149
TOTAL RETURN SWAPS									4,024,787	0	4,024,787

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $654,505,570 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,866,483 or 0.0% of net assets.

(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $179,344,282.
(i)	Level 3 security.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Affiliated fund.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,290,753.
(o)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $16,683,206.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
(r)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,481,097,545	8,783,636,172	8,623,750,392	34,716,244	(15,944)	-	1,640,967,381	1,640,639,253	2.9%
Fidelity Securities Lending Cash Central Fund	1,458,233,433	3,626,769,373	3,686,345,298	1,392,291	(7,906)	-	1,398,649,602	1,398,509,751	4.9%
Total	2,939,330,978	12,410,405,545	12,310,095,690	36,108,535	(23,850)	-	3,039,616,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	4,056,740,504	419,105,102	-	94,105,101	-	833,965,832	5,309,811,438	20,155,677
Fidelity Advisor Magellan Fund - Class Z	8,982,286,742	-	550,000,000	-	8,614,442	543,150,913	8,984,052,097	570,416,006
Fidelity Advisor Small Cap Growth Fund - Class Z	1,432,992,521	66,002,588	-	66,002,588	-	245,139,468	1,744,134,577	47,100,583
Fidelity Contrafund	5,611,614,537	-	557,000,001	-	200,280,927	567,897,482	5,822,792,945	233,004,920
Fidelity Extended Market Index Fund	3,729,881,405	-	50,000,000	-	(839,442)	578,833,128	4,257,875,091	41,834,104
Fidelity Growth Company Fund	14,918,643,407	50,000,000	-	-	-	3,995,051,507	18,963,694,914	382,563,948
Fidelity SAI Inflation-Focused Fund	1,185	68	-	67	-	73	1,326	15
Fidelity SAI Small-Mid Cap 500 Index Fund	673,825,773	79,788,416	483,527,250	79,788,417	70,192,825	(117,276,980)	223,002,784	49,336,899
Fidelity SAI U.S. Large Cap Index Fund	1,850,551,520	1,457,171,004	681,261,669	1,594,949	37,358,408	364,669,673	3,028,488,936	110,730,857
Fidelity SAI U.S. Low Volatility Index Fund	7,588,476,519	2,711,369,249	-	-	-	671,278,144	10,971,123,912	458,275,853
Fidelity SAI U.S. Momentum Index Fund	3,110,002,692	725,723,622	-	17,306,071	-	227,501,291	4,063,227,605	207,519,285
Fidelity SAI U.S. Quality Index Fund	17,139,165,419	2,985,668,316	-	547,475,403	-	1,823,954,735	21,948,788,470	913,011,168
Fidelity SAI U.S. Value Index Fund	4,546,014,185	501,293,164	-	238,426,429	-	586,115,458	5,633,422,807	418,841,844
Fidelity Small Cap Index Fund	857,231,619	-	536,331,635	-	93,266,220	(8,463,023)	405,703,181	12,904,045
	74,497,428,028	8,996,121,529	2,858,120,555	1,044,699,025	408,873,380	10,311,817,701	91,356,120,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	353,683,148	-	353,683,148	-

Bank Notes
Financials	6,671,983	-	6,671,983	-

Collateralized Mortgage Obligations	2,660,785	-	2,660,785	-

Commercial Mortgage Securities	53,239,668	-	53,239,668	-

Common Stocks
Communication Services	9,894,630,837	9,829,834,804	64,796,031	2
Consumer Discretionary	9,235,810,065	9,104,994,982	130,815,083	-
Consumer Staples	5,796,431,001	5,694,445,971	101,985,030	-
Energy	5,391,275,861	5,370,069,071	21,206,790	-
Financials	16,823,143,113	16,678,502,083	133,423,368	11,217,662
Health Care	11,475,339,493	11,447,570,214	26,746,237	1,023,042
Industrials	13,575,998,149	13,423,504,128	152,494,021	-
Information Technology	26,106,047,750	25,751,569,736	354,478,002	12
Materials	2,852,263,825	2,846,012,544	6,251,281	-
Real Estate	1,879,743,336	1,879,743,336	-	-
Utilities	2,329,604,433	2,173,397,239	156,207,194	-

Convertible Preferred Stocks
Health Care	25,756,000	-	25,756,000	-

Domestic Equity Funds	91,530,783,083	91,530,783,083	-	-

Non-Convertible Corporate Bonds
Communication Services	32,168,335	-	32,168,335	-
Consumer Discretionary	71,048,793	-	71,048,793	-
Consumer Staples	50,421,213	-	50,421,213	-
Energy	99,156,119	-	99,156,119	-
Financials	626,479,015	-	626,479,015	-
Health Care	36,466,214	-	36,466,214	-
Industrials	26,442,773	-	26,442,773	-
Information Technology	49,120,042	-	49,120,042	-
Materials	25,197,845	-	25,197,845	-
Real Estate	14,558,437	-	14,558,437	-
Utilities	54,979,536	-	54,979,536	-

U.S. Treasury Obligations	536,056,481	-	536,056,481	-

Money Market Funds	3,040,055,933	3,040,055,933	-	-

Purchased Options	167,075	167,075	-	-
Total Investments in Securities:	201,995,400,341	198,770,650,199	3,212,509,424	12,240,718
Derivative Instruments:

Assets
Futures Contracts	50,065,561	50,065,561	-	-
Swaps	4,958,149	-	4,958,149	-
Total Assets	55,023,710	50,065,561	4,958,149	-

Liabilities
Futures Contracts	(321,927)	(321,927)	-	-
Swaps	(933,362)	-	(933,362)	-
Written Options	(2,923,684)	(2,923,684)	-	-
Total Liabilities	(4,178,973)	(3,245,611)	(933,362)	-
Total Derivative Instruments:	50,844,737	46,819,950	4,024,787	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	50,065,561	-
Purchased Options	167,075	-
Swaps (b)	4,958,149	(933,362)
Written Options (c)	-	(2,923,684)
Total Equity Risk	55,190,785	(3,857,046)
Interest Rate Risk
Futures Contracts (a)	-	(321,927)
Total Interest Rate Risk	-	(321,927)
Total Value of Derivatives	55,190,785	(4,178,973)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,365,426,546) - See accompanying schedule:
Unaffiliated issuers (cost $77,197,531,798)	$107,599,663,275
Fidelity Central Funds (cost $3,039,613,221)	3,039,616,983
Other affiliated issuers (cost $64,827,031,753)	91,356,120,083

Total Investment in Securities (cost $145,064,176,772)		$201,995,400,341
Segregated cash with brokers for derivative instruments		8,185,457
Cash		56,107
Foreign currency held at value (cost $5,152,800)		5,154,490
Receivable for investments sold		32,037,625
Receivable for fund shares sold		261,871,601
Dividends receivable		116,512,838
Interest receivable		19,019,267
Distributions receivable from Fidelity Central Funds		5,945,124
Receivable for daily variation margin on futures contracts		8,072,475
Bi-lateral OTC swaps, at value		4,958,149
Prepaid expenses		102,111
Other receivables		1,043,474
Total assets		202,458,359,059
Liabilities
Payable for investments purchased
Regular delivery	$264,618,292
Delayed delivery	180,053
Payable for fund shares redeemed	55,302,982
Bi-lateral OTC swaps, at value	933,362
Accrued management fee	18,714,746
Written options, at value (premium received $8,605,907)	2,923,684
Other payables and accrued expenses	4,611,756
Collateral on securities loaned	1,398,653,879
Total liabilities		1,745,938,754
Net Assets		$200,712,420,305
Net Assets consist of:
Paid in capital		$141,112,784,986
Total accumulated earnings (loss)		59,599,635,319
Net Assets		$200,712,420,305
Net Asset Value, offering price and redemption price per share ($200,712,420,305 ÷ 10,075,648,088 shares)		$19.92
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$620,278,444
Affiliated issuers		189,453,820
Interest		46,400,659
Income from Fidelity Central Funds (including $1,392,291 from security lending)		36,108,535
Total income		892,241,458
Expenses
Management fee	$326,131,498
Custodian fees and expenses	901,750
Independent trustees' fees and expenses	370,671
Registration fees	1,718,145
Audit fees	43,688
Legal	93,497
Miscellaneous	298,137
Total expenses before reductions	329,557,386
Expense reductions	(222,247,425)
Total expenses after reductions		107,309,961
Net Investment income (loss)		784,931,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $18,645)	1,620,450,901
Fidelity Central Funds	(23,850)
Other affiliated issuers	408,873,380
Foreign currency transactions	(1,288,195)
Futures contracts	218,596,845
Swaps	106,750,513
Written options	32,790,497
Capital gain distributions from underlying funds:
Affiliated issuers	855,245,205
Total net realized gain (loss)		3,241,395,296
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $842,680)	11,553,229,376
Affiliated issuers	10,311,817,701
Assets and liabilities in foreign currencies	(97,724)
Futures contracts	(8,864,669)
Swaps	(25,373,842)
Written options	11,754,993
Total change in net unrealized appreciation (depreciation)		21,842,465,835
Net gain (loss)		25,083,861,131
Net increase (decrease) in net assets resulting from operations		$25,868,792,628
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$784,931,497	$1,484,611,036
Net realized gain (loss)	3,241,395,296	5,281,834,222
Change in net unrealized appreciation (depreciation)	21,842,465,835	7,421,731,399
Net increase (decrease) in net assets resulting from operations	25,868,792,628	14,188,176,657
Distributions to shareholders	(3,744,985,300)	(5,793,374,672)

Share transactions
Proceeds from sales of shares	32,389,495,447	58,217,525,725
Reinvestment of distributions	3,717,552,127	5,744,324,053
Cost of shares redeemed	(14,235,274,046)	(34,338,721,173)

Net increase (decrease) in net assets resulting from share transactions	21,871,773,528	29,623,128,605
Total increase (decrease) in net assets	43,995,580,856	38,017,930,590

Net Assets
Beginning of period	156,716,839,449	118,698,908,859
End of period	$200,712,420,305	$156,716,839,449

Other Information
Shares
Sold	1,710,160,044	3,384,391,812
Issued in reinvestment of distributions	204,373,399	333,006,361
Redeemed	(764,296,792)	(1,998,777,584)
Net increase (decrease)	1,150,236,651	1,718,620,589

Financial Highlights
Strategic Advisers® Fidelity® U.S. Total Stock Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.56	$16.47	$12.97	$13.26	$15.07	$10.56
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.16	.15	.15	.14
Net realized and unrealized gain (loss)	2.70	1.66	3.67	.24	(.75)	4.73
Total from investment operations	2.78	1.84	3.83	.39	(.60)	4.87
Distributions from net investment income	(.04)	(.20)	(.16)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.38)	(.55)	(.18)	(.54)	(1.09)	(.19)
Total distributions	(.42)	(.75)	(.33) C	(.68) C	(1.21)	(.36) C
Net asset value, end of period	$19.92	$17.56	$16.47	$12.97	$13.26	$15.07
Total Return D,E	16.06%	11.30%	29.93%	3.45%	(4.85)%	46.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.12 % H	.13%	.13%	.13%	.13%	.13%
Expenses net of all reductions, if any	.12% H	.13%	.13%	.13%	.13%	.13%
Net investment income (loss)	.88% H	1.06%	1.12%	1.24%	1.03%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$200,712,420	$156,716,839	$118,698,909	$73,631,478	$68,865,016	$60,113,747
Portfolio turnover rate I	31 % H	33%	30%	39%	35%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$220,089

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), short-term capital gain dividends, swaps, futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales, options transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,866,757,503
Gross unrealized depreciation	(2,634,055,335)
Net unrealized appreciation (depreciation)	$56,232,702,168
Tax cost	$145,822,148,817

The Fund elected to defer to its next fiscal year approximately $457,437,444 of ordinary losses recognized during the period November 1, 2024 to May 31, 2025.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity U.S. Total Stock Fund
Equity Risk
Futures Contracts	217,694,397	(8,124,624)
Purchased Options	(2,826,939)	(646,250)
Written Options	32,790,497	11,754,993
Swaps	106,750,513	(25,373,842)
Total Equity Risk	354,408,468	(22,389,723)
Interest Rate Risk
Futures Contracts	902,448	(740,045)
Total Interest Rate Risk	902,448	(740,045)
Totals	355,310,916	(23,129,768)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	47,239,485,361	27,395,354,264
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	375,119

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	1,743,977,867	1,557,926,635	104,628,584

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	13,286
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	93,523
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	151,558
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $222,204,514.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42,911.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	24%
Fidelity Magellan Fund	24%
Fidelity Extended Market Index Fund	10%
Fidelity SAI Small-Mid Cap 500 Index Fund	100%
Fidelity SAI U.S. Large Cap Index Fund	20%
Fidelity SAI U.S. Low Volatility Index Fund	62%
Fidelity SAI U.S. Quality Index Fund	83%
Fidelity SAI U.S. Value Index Fund	86%
Fidelity Small Cap Growth Fund	22%
Fidelity SAI U.S. Momentum Index Fund	68%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity U.S. Total Stock Fund
In June 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Geode Capital Management, LLC (Geode or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Sub-Advisory Agreement).
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2024 meeting and in materials provided at its June 2025 meeting related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
The Board noted its familiarity with the nature, extent and quality of services provided by Geode to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new Geode mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and Geode.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered Geode's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of Geode and its portfolio managers in managing an account under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to Geode, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring Geode for the new mandate.
The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that after allocating assets to Geode under the new mandate, the fund's management fee and total net expenses are each expected to increase slightly, but each is expected to continue to rank below the competitive peer group median reported in the June 2025 management contract renewal materials for the fund.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement will provide for breakpoints that have the potential to reduce sub-advisory fees paid to Geode with respect to the new mandate as assets allocated to Geode for the new mandate grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity U.S. Total Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887484.107
TSF-SANN-0126
Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® Emerging Markets Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 58.2%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc (b)	2,362,282	202,400,322
Anglogold Ashanti Plc (South Africa)	157,655	13,316,682

TOTAL AUSTRALIA		215,717,004
BRAZIL - 2.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (c)	7,300	15,123,994
Household Durables - 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	63,400	425,331
TOTAL CONSUMER DISCRETIONARY		15,549,325

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras ADR	1,546,753	19,396,283
PRIO SA/Brazil (c)	8,365,776	59,038,523
		78,434,806
Financials - 1.4%
Banks - 0.9%
Inter & Co Inc Class A (b)	687,555	6,249,875
Itau Unibanco Holding SA	12,373,868	96,527,228
NU Holdings Ltd/Cayman Islands Class A (c)	10,138,636	176,310,880
		279,087,983
Capital Markets - 0.5%
Banco BTG Pactual SA unit	13,730,624	138,596,255
XP Inc Class A	406,084	8,003,916
		146,600,171
Financial Services - 0.0%
StoneCo Ltd Class A (c)	380,730	6,415,300
TOTAL FINANCIALS		432,103,454

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (c)(d)(e)	1,988,467	5,409,020
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	3,603,103	30,618,461
Information Technology - 0.1%
Software - 0.1%
TOTVS SA	2,855,100	23,026,510
Materials - 0.7%
Metals & Mining - 0.7%
Gerdau SA ADR	25,389,626	91,402,654
Vale SA ADR	9,134,995	115,192,287
		206,594,941
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	3,426,568	40,397,150
Equatorial Energia SA	3,133,200	23,426,288
		63,823,438
TOTAL BRAZIL		855,559,955
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (c)	298,500	26,450,502
Materials - 0.1%
Metals & Mining - 0.1%
Torex Gold Resources Inc	683,556	32,190,648
TOTAL CANADA		58,641,150
CHILE - 0.3%
Financials - 0.0%
Banks - 0.0%
Banco de Chile	56,744,400	10,759,782
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	2,559,879	93,455,156
TOTAL CHILE		104,214,938
CHINA - 16.1%
Communication Services - 4.4%
Entertainment - 0.6%
Netease Inc	1,512,120	41,829,788
Netease Inc ADR	170,644	23,557,404
Tencent Music Entertainment Group A Shares	5,728,468	53,494,853
Tencent Music Entertainment Group Class A ADR	3,412,884	62,967,710
		181,849,755
Interactive Media & Services - 3.8%
Baidu Inc A Shares (c)	1,164,350	17,166,438
Baidu Inc Class A ADR (c)	19,469	2,275,731
Tencent Holdings Ltd	14,786,930	1,168,338,155
		1,187,780,324
TOTAL COMMUNICATION SERVICES		1,369,630,079

Consumer Discretionary - 4.7%
Automobile Components - 0.1%
Hesai Group ADR (c)	777,130	14,944,210
Minth Group Ltd	3,318,724	14,509,946
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	2,759,800	15,555,091
		45,009,247
Automobiles - 0.4%
BYD Co Ltd H Shares	9,850,358	123,797,875
Yadea Group Holdings Ltd (d)(e)	806,000	1,277,483
		125,075,358
Broadline Retail - 2.7%
Alibaba Group Holding Ltd	13,675,107	269,055,125
Alibaba Group Holding Ltd ADR	1,534,645	241,399,659
JD.com Inc ADR	622,911	18,581,435
PDD Holdings Inc Class A ADR (c)	2,542,855	295,174,608
Prosus NV Class N	119,731	7,548,321
		831,759,148
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	712,020	3,662,257
TAL Education Group Class A ADR (c)	3,553,400	39,087,400
		42,749,657
Hotels, Restaurants & Leisure - 1.1%
H World Group Ltd ADR	754,626	34,788,259
Meituan B Shares (c)(d)(e)	10,261,607	133,024,878
Shangri-La Asia Ltd	30,520,426	17,718,793
Trip.com Group Ltd	749,071	52,203,866
Trip.com Group Ltd ADR	712,802	49,839,116
Yum China Holdings Inc (b)	526,800	25,360,152
		312,935,064
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	15,737,541	61,343,836
Midea Group Co Ltd A Shares (China)	152,858	1,725,271
		63,069,107
Specialty Retail - 0.0%
Zhongsheng Group Holdings Ltd	1,828,500	2,750,154
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	827,000	9,012,857
Bosideng International Holdings Ltd	22,952,000	14,622,019
Laopu Gold Co Ltd H Shares	132,380	11,434,569
Shenzhou International Group Holdings Ltd	722,700	6,428,104
		41,497,549
TOTAL CONSUMER DISCRETIONARY		1,464,845,284

Consumer Staples - 0.3%
Beverages - 0.3%
China Resources Beer Holdings Co Ltd	853,000	3,045,783
China Resources Beverage Holdings Co Ltd	320,800	428,933
Eastroc Beverage Group Co Ltd A Shares (China)	780,400	29,080,462
Kweichow Moutai Co Ltd A Shares (China)	226,933	46,521,658
Tsingtao Brewery Co Ltd H Shares	288,000	1,945,734
		81,022,570
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	596,700	1,907,605
Food Products - 0.0%
China Mengniu Dairy Co Ltd	2,747,000	5,295,957
TOTAL CONSUMER STAPLES		88,226,132

Energy - 0.1%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,122,000	1,976,007
Oil, Gas & Consumable Fuels - 0.1%
China Merchants Energy Shipping Co Ltd A Shares (China)	3,144,569	3,915,406
PetroChina Co Ltd H Shares	35,130,000	39,165,439
		43,080,845
TOTAL ENERGY		45,056,852

Financials - 2.2%
Banks - 1.0%
Bank of Chengdu Co Ltd A Shares (China)	9,454,470	22,541,980
China Construction Bank Corp H Shares	209,849,297	221,076,878
China Merchants Bank Co Ltd A Shares (China)	393,000	2,385,588
China Merchants Bank Co Ltd H Shares	5,665,641	38,058,868
Industrial & Commercial Bank of China Ltd H Shares	41,701,322	34,493,782
		318,557,096
Capital Markets - 0.0%
Huatai Securities Co Ltd H Shares (d)(e)	1,377,400	3,237,549
Insurance - 1.2%
China Life Insurance Co Ltd H Shares	56,211,482	193,926,057
China Pacific Insurance Group Co Ltd H Shares	3,256,982	12,918,074
PICC Property & Casualty Co Ltd H Shares	36,913,755	83,730,570
Ping An Insurance Group Co of China Ltd H Shares	13,433,971	98,315,513
		388,890,214
TOTAL FINANCIALS		710,684,859

Health Care - 1.0%
Biotechnology - 0.1%
Innovent Biologics Inc (c)(d)(e)	2,387,782	28,859,541
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	1,222,456	40,447,622
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	95,600	2,756,444
		43,204,066
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (c)(d)(e)	857,600	1,392,313
Sinopharm Group Co Ltd H Shares	858,000	2,208,463
		3,600,776
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (d)(e)	7,539,558	98,001,229
Pharmaceuticals - 0.5%
Consun Pharmaceutical Group Ltd	3,794,000	7,226,759
Hansoh Pharmaceutical Group Co Ltd (d)(e)	29,060,363	150,123,343
		157,350,102
TOTAL HEALTH CARE		331,015,714

Industrials - 2.5%
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	3,385,000	2,182,567
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	4,026,000	2,021,881
Electrical Equipment - 1.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	5,016,833	264,612,939
Sieyuan Electric Co Ltd A Shares (China)	6,246,985	126,695,783
Sungrow Power Supply Co Ltd A Shares (China)	1,508,600	38,996,677
		430,305,399
Ground Transportation - 0.3%
DiDi Global Inc ADR (c)	672,300	3,596,805
Full Truck Alliance Co Ltd ADR	8,669,141	98,394,750
		101,991,555
Machinery - 0.7%
Airtac International Group	772,000	22,217,420
Huaming Power Equipment Co Ltd A Shares (China)	9,593,572	33,463,032
Neway Valve Suzhou Co Ltd A Shares (China)	3,792,800	26,389,404
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,920,211	109,054,718
UBTech Robotics Corp Ltd H Shares (c)	1,223,256	17,754,192
Weichai Power Co Ltd H Shares	1,325,000	3,279,463
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	1,997,727	8,929,364
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,093,900	5,423,380
		226,510,973
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	172,500	1,339,910
TOTAL INDUSTRIALS		764,352,285

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Luxshare Precision Industry Co Ltd A Shares (China)	3,702,683	30,236,663
Semiconductors & Semiconductor Equipment - 0.1%
Montage Technology Co Ltd A Shares (China)	1,363,300	22,832,296
NAURA Technology Group Co Ltd A Shares (China)	354,240	21,422,970
Xinyi Solar Holdings Ltd	4,524,000	1,871,042
		46,126,308
Software - 0.2%
Pony AI Inc ADR (b)(c)	3,810,126	52,084,422
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd	3,316,000	4,122,826
Xiaomi Corp B Shares (c)(d)(e)	9,335,251	49,623,677
		53,746,503
TOTAL INFORMATION TECHNOLOGY		182,193,896

Materials - 0.3%
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	10,819,151	32,545,069
Metals & Mining - 0.2%
Baoshan Iron & Steel Co Ltd A Shares (China)	3,146,001	3,223,566
MMG Ltd (c)	24,683,566	21,907,412
Zijin Mining Group Co Ltd H Shares	8,189,436	32,292,190
		57,423,168
TOTAL MATERIALS		89,968,237

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	3,784,500	6,460,091
China Resources Land Ltd	1,146,500	4,441,304
KE Holdings Inc A Shares	434,934	2,507,702
		13,409,097
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	2,227,000	1,967,949
TOTAL CHINA		5,061,350,384
COLOMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Aris Mining Corp (c)	1,188,477	16,686,049
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)(c)	4,990,420	52,137,917
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC	1,603,573	74,071,085
FRANCE - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	9,000	21,930,615
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	309,099	61,797,639
TOTAL FRANCE		83,728,254
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	679,477	36,696,487
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	141,200	14,564,780
GREECE - 1.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	756,800	15,473,054
Financials - 1.0%
Banks - 1.0%
Alpha Bank SA	7,116,149	29,015,883
Eurobank Ergasias Services and Holdings SA	27,775,667	110,013,588
National Bank of Greece SA	8,230,756	128,932,529
Piraeus Financial Holdings SA	4,087,583	33,533,200
		301,495,200
TOTAL GREECE		316,968,254
HONG KONG - 0.6%
Financials - 0.5%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	514,486	87,287,696
Hong Kong Exchanges & Clearing Ltd	98,900	5,220,874
		92,508,570
Insurance - 0.2%
AIA Group Ltd	5,124,600	53,377,221
TOTAL FINANCIALS		145,885,791

Industrials - 0.1%
Machinery - 0.1%
Techtronic Industries Co Ltd	2,229,500	26,087,411
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	706,000	2,704,067
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	494,510	8,841,367
TOTAL HONG KONG		183,518,636
HUNGARY - 1.0%
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	2,464,403	256,525,205
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,493,338	73,855,416
TOTAL HUNGARY		330,380,621
INDIA - 6.4%
Communication Services - 0.5%
Media - 0.0%
Affle 3i Ltd (c)	545,250	10,134,806
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	5,925,220	139,357,652
TOTAL COMMUNICATION SERVICES		149,492,458

Consumer Discretionary - 0.5%
Automobiles - 0.2%
Eicher Motors Ltd	306,164	24,167,686
Mahindra & Mahindra Ltd	1,006,065	42,303,685
		66,471,371
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (c)	25,983,451	87,264,802
MakeMyTrip Ltd (c)	12,555	896,301
		88,161,103
TOTAL CONSUMER DISCRETIONARY		154,632,474

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd	10,214,749	179,189,076
Financials - 2.9%
Banks - 2.0%
Axis Bank Ltd	2,003,070	28,686,699
HDFC Bank Ltd	27,323,247	308,103,583
HDFC Bank Ltd ADR	1,136,787	41,856,497
ICICI Bank Ltd	10,892,924	169,802,007
ICICI Bank Ltd ADR	1,466,849	45,809,694
Kotak Mahindra Bank Ltd	1,182,200	28,106,290
State Bank of India	1,008,700	11,051,494
		633,416,264
Capital Markets - 0.3%
360 ONE WAM Ltd	3,079,400	40,775,618
HDFC Asset Management Co Ltd (d)(e)	1,793,738	53,657,971
		94,433,589
Consumer Finance - 0.4%
Bajaj Finance Ltd	8,606,830	99,932,698
Five-Star Business Finance Ltd	2,440,606	16,139,420
		116,072,118
Insurance - 0.2%
HDFC Life Insurance Co Ltd (d)(e)	4,227,587	36,160,356
SBI Life Insurance Co Ltd (d)(e)	1,533,900	33,748,684
		69,909,040
TOTAL FINANCIALS		913,831,011

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	5,212,174	67,826,625
Industrials - 1.0%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (d)	1,491,887	75,839,871
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	4,608,018	209,866,042
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (d)(e)	364,368	24,064,615
Professional Services - 0.0%
Computer Age Management Services Ltd	507,000	21,959,825
TOTAL INDUSTRIALS		331,730,353

Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	955,561	16,783,274
Tata Consultancy Services Ltd	2,335,600	82,008,427
		98,791,701
Materials - 0.3%
Construction Materials - 0.2%
JK Cement Ltd	897,700	57,846,777
Metals & Mining - 0.1%
Tata Steel Ltd	15,656,774	29,429,605
TOTAL MATERIALS		87,276,382

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd	10,655,007	38,926,620
TOTAL INDIA		2,021,696,700
INDONESIA - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	71,119,400	14,988,237
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	28,580,000	14,500,210
Indofood Sukses Makmur Tbk PT	50,351,200	22,220,434
		36,720,644
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	532,531,451	265,179,725
Bank Mandiri Persero Tbk PT	55,705,600	16,180,358
Bank Rakyat Indonesia Persero Tbk PT	124,777,695	27,639,024
		308,999,107
TOTAL INDONESIA		360,707,988
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (b)	35,500	13,912,450
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (b)	115,700	12,305,584
TOTAL ITALY		26,218,034
KAZAKHSTAN - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAC Kazatomprom JSC GDR (d)	664,709	36,758,408
Financials - 0.3%
Consumer Finance - 0.3%
Kaspi.KZ JSC ADR (c)	1,063,010	82,181,303
TOTAL KAZAKHSTAN		118,939,711
KOREA (SOUTH) - 6.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
KT Corp	614,495	21,169,723
Interactive Media & Services - 0.3%
Kakao Corp	973,777	39,080,389
NAVER Corp	147,834	24,667,574
Webtoon Entertainment Inc (b)(c)	2,237,908	31,129,300
		94,877,263
TOTAL COMMUNICATION SERVICES		116,046,986

Consumer Discretionary - 0.4%
Automobile Components - 0.2%
Hyundai Mobis Co Ltd	290,906	61,470,760
Automobiles - 0.2%
Hyundai Motor Co	235,380	42,008,652
Kia Corp	268,107	20,875,656
		62,884,308
TOTAL CONSUMER DISCRETIONARY		124,355,068

Consumer Staples - 0.1%
Personal Care Products - 0.0%
APR Corp/Korea	84,620	14,748,767
Cosmecca Korea Co Ltd	48,469	2,497,772
		17,246,539
Tobacco - 0.1%
KT&G Corp	325,718	32,335,793
TOTAL CONSUMER STAPLES		49,582,332

Financials - 0.4%
Banks - 0.3%
KB Financial Group Inc	551,747	47,165,758
Shinhan Financial Group Co Ltd	770,713	41,282,881
Woori Financial Group Inc	1,173,453	21,302,685
		109,751,324
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	191,462	20,977,602
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	21,633	7,112,270
TOTAL FINANCIALS		137,841,196

Health Care - 0.2%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	6,781	1,990,164
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (c)(d)(e)	54,269	59,610,442
TOTAL HEALTH CARE		61,600,606

Industrials - 0.9%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	34,797	20,241,748
Korea Aerospace Industries Ltd	1,058,009	78,802,079
		99,043,827
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	776,101	40,549,938
LS Electric Co Ltd	100,267	31,540,675
		72,090,613
Industrial Conglomerates - 0.3%
Samsung C&T Corp	246,442	37,923,104
SK Square Co Ltd (c)	295,635	60,492,593
		98,415,697
TOTAL INDUSTRIALS		269,550,137

Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	897,102	325,631,810
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	13,134,174	903,992,036
Samsung Electronics Co Ltd GDR (d)	22,446	38,831,580
		942,823,616
TOTAL INFORMATION TECHNOLOGY		1,268,455,426

TOTAL KOREA (SOUTH)		2,027,431,751
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,658,000	39,580,243
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	56,898,816	105,329,932
MEXICO - 2.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV ADR	4,748,800	109,602,304
America Movil SAB de CV Series B	35,107,574	40,227,628
		149,829,932
Consumer Staples - 1.0%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV ADR (b)	746,522	71,621,321
Consumer Staples Distribution & Retail - 0.7%
BBB Foods Inc Class A (b)(c)	808,695	26,347,283
Grupo Comercial Chedraui SA de CV (b)	2,036,900	14,802,891
Wal-Mart de Mexico SAB de CV Series V	50,495,247	169,273,996
		210,424,170
Food Products - 0.1%
Gruma SAB de CV Series B	1,865,221	32,554,991
TOTAL CONSUMER STAPLES		314,600,482

Financials - 0.2%
Banks - 0.2%
Banco del Bajio SA (d)(e)	200,272	524,290
Grupo Financiero Banorte SAB de CV	5,424,728	52,311,677
		52,835,967
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	917,442	12,297,061
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	572,154	13,657,164
		25,954,225
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV ADR	4,338,435	46,811,714
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	3,660,065	31,822,826
TOTAL MATERIALS		78,634,540

Real Estate - 0.1%
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (b)	5,672,700	24,285,889
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	576,596	17,960,965
TOTAL REAL ESTATE		42,246,854

TOTAL MEXICO		664,102,000
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	85,900	12,947,660
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom) (b)	102,934,740	5,970,214
PERU - 0.8%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	642,049	165,141,423
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA ADR	3,247,382	80,470,126
TOTAL PERU		245,611,549
PHILIPPINES - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	3,899,754	36,080,506
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	15,459,299	5,365,249
TOTAL PHILIPPINES		41,445,755
POLAND - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (c)(d)(e)	2,715,904	23,855,838
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	1,899,300	21,249,926
Financials - 0.2%
Banks - 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	2,320,767	49,221,743
TOTAL POLAND		94,327,507
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (c)(f)	5,946,277	59
LUKOIL PJSC (c)(f)	345,667	0
LUKOIL PJSC ADR (c)(f)	499,400	5
		64
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (c)(f)	617,111	6
Sberbank of Russia PJSC ADR (c)(f)	1,653,549	17
		23
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (c)(f)	88,909	0
Phosagro Pjsc GDR (c)(d)(f)	1,718	0
Phosagro Pjsc GDR (c)(d)(f)	1	0
		0
TOTAL RUSSIA		87
SAUDI ARABIA - 0.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	7,035,900	46,193,930
Financials - 0.8%
Banks - 0.8%
Al Rajhi Bank	7,433,785	189,934,103
Saudi National Bank/The	4,277,674	42,076,043
		232,010,146
TOTAL SAUDI ARABIA		278,204,076
SOUTH AFRICA - 2.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	6,969,838	64,308,453
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Naspers Ltd Class N	5,921,215	370,433,798
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	15,948,307	24,363,430
TOTAL CONSUMER DISCRETIONARY		394,797,228

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	1,878,394	30,139,929
Financials - 0.6%
Banks - 0.3%
Capitec Bank Holdings Ltd	197,920	44,917,155
Standard Bank Group Ltd	3,782,325	58,271,402
		103,188,557
Financial Services - 0.2%
FirstRand Ltd	15,450,490	73,562,798
Insurance - 0.1%
OUTsurance Group Ltd	4,727,759	20,031,413
TOTAL FINANCIALS		196,782,768

Materials - 0.8%
Chemicals - 0.2%
Sasol Ltd (c)	8,105,571	52,905,696
Metals & Mining - 0.6%
Harmony Gold Mining Co Ltd	1,495,041	29,182,187
Harmony Gold Mining Co Ltd ADR	1,005,666	19,771,393
Impala Platinum Holdings Ltd	7,162,689	90,143,390
Valterra Platinum Ltd	730,004	50,695,643
		189,792,613
TOTAL MATERIALS		242,698,309

TOTAL SOUTH AFRICA		928,726,687
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (c)	25,177,300	6,186,887
TAIWAN - 10.6%
Communication Services - 0.0%
Entertainment - 0.0%
International Games System Co Ltd	509,000	12,053,001
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	4,591,000	64,160,165
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	522,000	1,272,684
Financials - 0.0%
Banks - 0.0%
CTBC Financial Holding Co Ltd	1,998,000	2,766,775
Financial Services - 0.0%
Chailease Holding Co Ltd	880,000	2,888,740
TOTAL FINANCIALS		5,655,515

Industrials - 0.2%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	365,000	13,493,961
Machinery - 0.2%
Hiwin Technologies Corp	5,695,112	35,030,647
TOTAL INDUSTRIALS		48,524,608

Information Technology - 10.2%
Communications Equipment - 0.1%
Accton Technology Corp	972,000	31,752,557
Electronic Equipment, Instruments & Components - 1.5%
Chroma ATE Inc	2,059,968	53,769,124
Delta Electronics Inc	3,141,713	93,319,199
E Ink Holdings Inc	1,081,000	6,614,782
Elite Material Co Ltd	2,714,111	131,912,524
Hon Hai Precision Industry Co Ltd	11,732,082	84,316,043
Lotes Co Ltd	48,000	2,004,016
Unimicron Technology Corp	3,655,277	21,726,397
Unimicron Technology Corp rights 1/5/2026 (c)	82,444	185,241
Yageo Corp	11,714,887	87,739,377
Zhen Ding Technology Holding Ltd	408,000	1,891,959
		483,478,662
Semiconductors & Semiconductor Equipment - 8.4%
Alchip Technologies Ltd	156,000	16,431,781
ASE Technology Holding Co Ltd	2,194,000	16,097,513
ASPEED Technology Inc	136,000	31,706,027
eMemory Technology Inc	381,000	24,831,724
MediaTek Inc	4,442,677	197,518,387
Novatek Microelectronics Corp	252,000	3,128,215
Taiwan Semiconductor Manufacturing Co Ltd	51,138,028	2,358,390,606
		2,648,104,253
Technology Hardware, Storage & Peripherals - 0.2%
Asustek Computer Inc	185,000	3,543,519
Wiwynn Corp	413,000	60,152,660
		63,696,179
TOTAL INFORMATION TECHNOLOGY		3,227,031,651

TOTAL TAIWAN		3,358,697,624
THAILAND - 0.3%
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	6,446,567	37,431,032
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	36,500,709	49,432,778
TOTAL THAILAND		86,863,810
TURKEY - 0.4%
Financials - 0.2%
Banks - 0.2%
Yapi ve Kredi Bankasi AS (c)	57,152,000	47,468,383
Industrials - 0.2%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	19,445,915	41,452,896
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS (c)	3,824,382	25,015,222
TOTAL INDUSTRIALS		66,468,118

TOTAL TURKEY		113,936,501
UNITED ARAB EMIRATES - 0.7%
Energy - 0.5%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	37,147,524	52,896,674
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	98,288,700	87,240,471
TOTAL ENERGY		140,137,145

Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC	10,738,775	41,225,950
Abu Dhabi Commercial Bank PJSC rights 12/4/2025 (c)	832,392	861,208
		42,087,158
Information Technology - 0.0%
IT Services - 0.0%
Presight AI Holding PLC (c)	7,202,200	5,823,960
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	6,087,933	22,045,417
TOTAL UNITED ARAB EMIRATES		210,093,680
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Investec PLC	2,210,761	15,992,690
Industrials - 0.0%
Industrial Conglomerates - 0.0%
CK Hutchison Holdings Ltd	318,000	2,243,278
TOTAL UNITED KINGDOM		18,235,968
UNITED STATES - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (c)	1,737,890	45,714,856
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp	557,700	98,712,900
Software - 0.1%
Synopsys Inc (c)	71,800	30,013,118
TOTAL INFORMATION TECHNOLOGY		128,726,018

Materials - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Inc	314,048	13,497,783
TOTAL UNITED STATES		187,938,657
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	1,095,421	24,786,012
TOTAL COMMON STOCKS (Cost $13,569,199,951)		18,382,214,547

International Equity Funds - 38.6%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (g)	5,429,210	290,788,476
Fidelity SAI Emerging Markets Index Fund (g)	184,339,999	3,249,914,180
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	137,514,417	1,696,927,908
Fidelity SAI Emerging Markets Momentum Index Fund (g)	5,076,142	50,456,853
Fidelity SAI Emerging Markets Value Index Fund (g)	408,631,302	6,909,955,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,652,167,647)		12,198,042,731

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	2,462,434	25
Sberbank of Russia PJSC (c)(f)	3,791,522	0

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,998,262)		25

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (i)	3.82 to 3.86	1,870,000	1,861,131
US Treasury Bills 0% 1/2/2026 (i)	3.89	14,020,000	13,972,582
US Treasury Bills 0% 1/8/2026 (i)	3.88 to 3.90	11,170,000	11,125,184
US Treasury Bills 0% 12/11/2025	3.92 to 3.98	9,630,000	9,619,527
US Treasury Bills 0% 12/18/2025	3.89 to 3.92	6,030,000	6,018,871
US Treasury Bills 0% 12/4/2025	3.95 to 4.07	4,560,000	4,558,529
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,154,486)			47,155,824

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	150,775,563	150,805,718
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	176,598,195	176,615,855
Invesco Government & Agency Portfolio Institutional Class (l)	3.88	831,226,516	831,226,516
TOTAL MONEY MARKET FUNDS (Cost $1,158,627,946)			1,158,648,089

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $24,447,148,292)	31,786,061,216
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(184,713,023)
NET ASSETS - 100.0%	31,601,348,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	11,826	12/19/2025	814,574,880	17,033,012	17,033,012

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $945,808,374 or 3.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $794,378,515 or 2.5% of net assets.

(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,032,223.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,382,367	2,080,786,348	2,170,366,484	5,450,245	3,487	-	150,805,718	150,775,563	0.3%
Fidelity Securities Lending Cash Central Fund	182,642,111	1,092,696,158	1,098,727,720	626,339	5,306	-	176,615,855	176,598,195	0.6%
Total	423,024,478	3,173,482,506	3,269,094,204	6,076,584	8,793	-	327,421,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	159,406,093	84,000,000	-	-	-	47,382,383	290,788,476	5,429,210
Fidelity SAI Emerging Markets Index Fund	2,459,468,029	260,422,365	-	-	-	530,023,786	3,249,914,180	184,339,999
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,516,874,526	86,000,000	-	-	-	94,053,382	1,696,927,908	137,514,417
Fidelity SAI Emerging Markets Momentum Index Fund	-	50,000,000	-	-	-	456,853	50,456,853	5,076,142
Fidelity SAI Emerging Markets Value Index Fund	5,479,227,687	308,000,000	-	-	-	1,122,727,627	6,909,955,314	408,631,302
	9,614,976,335	788,422,365	-	-	-	1,794,644,031	12,198,042,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,876,349,146	510,602,226	1,365,746,920	-
Consumer Discretionary	2,345,397,328	1,261,316,140	1,084,081,188	-
Consumer Staples	541,792,129	492,209,797	49,582,332	-
Energy	614,018,422	614,018,358	-	64
Financials	4,299,117,276	3,198,830,535	1,100,286,718	23
Health Care	599,987,017	538,386,411	61,600,606	-
Industrials	1,651,042,160	1,379,248,745	271,793,415	-
Information Technology	4,949,700,889	1,278,996,732	3,670,704,157	-
Materials	1,317,025,556	1,123,280,827	193,744,729	-
Real Estate	83,066,617	80,558,915	2,507,702	-
Utilities	104,718,007	104,718,007	-	-

International Equity Funds	12,198,042,731	12,198,042,731	-	-

Non-Convertible Preferred Stocks
Financials	25	-	-	25

U.S. Treasury Obligations	47,155,824	-	47,155,824	-

Money Market Funds	1,158,648,089	1,158,648,089	-	-
Total Investments in Securities:	31,786,061,216	23,938,857,513	7,847,203,591	112
Derivative Instruments:

Assets
Futures Contracts	17,033,012	17,033,012	-	-
Total Assets	17,033,012	17,033,012	-	-
Total Derivative Instruments:	17,033,012	17,033,012	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	17,033,012	-
Total Equity Risk	17,033,012	-
Total Value of Derivatives	17,033,012	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $173,400,671) - See accompanying schedule:
Unaffiliated issuers (cost $14,467,579,215)	$19,260,596,912
Fidelity Central Funds (cost $327,401,430)	327,421,573
Other affiliated issuers (cost $9,652,167,647)	12,198,042,731

Total Investment in Securities (cost $24,447,148,292)		$31,786,061,216
Cash		3,542,045
Foreign currency held at value (cost $26,086,938)		26,062,143
Receivable for investments sold		37,469,503
Receivable for fund shares sold		39,243,640
Dividends receivable		14,794,100
Interest receivable		495
Distributions receivable from Fidelity Central Funds		816,047
Receivable for daily variation margin on futures contracts		3,030,496
Prepaid expenses		14,185
Other receivables		2,404,592
Total assets		31,913,438,462
Liabilities
Payable for investments purchased	$76,178,920
Payable for fund shares redeemed	9,519,905
Accrued management fee	5,313,110
Deferred taxes	42,772,186
Other payables and accrued expenses	1,696,656
Collateral on securities loaned	176,609,492
Total liabilities		312,090,269
Net Assets		$31,601,348,193
Net Assets consist of:
Paid in capital		$24,845,189,430
Total accumulated earnings (loss)		6,756,158,763
Net Assets		$31,601,348,193
Net Asset Value, offering price and redemption price per share ($31,601,348,193 ÷ 2,002,852,446 shares)		$15.78
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$202,265,342
Interest		947,535
Income from Fidelity Central Funds (including $626,339 from security lending)		6,076,584
Income before foreign taxes withheld		$209,289,461
Less foreign taxes withheld		(20,818,411)
Total income		188,471,050
Expenses
Management fee	$65,702,127
Custodian fees and expenses	1,852,686
Independent trustees' fees and expenses	60,687
Registration fees	175,897
Audit fees	35,867
Legal	16,402
Miscellaneous	43,677
Total expenses before reductions	67,887,343
Expense reductions	(36,667,870)
Total expenses after reductions		31,219,473
Net Investment income (loss)		157,251,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,593)	453,361,016
Fidelity Central Funds	8,793
Foreign currency transactions	(7,833,997)
Futures contracts	202,139,869
Total net realized gain (loss)		647,675,681
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $21,431,000)	2,759,760,768
Affiliated issuers	1,794,644,031
Assets and liabilities in foreign currencies	37,177
Futures contracts	(2,164,602)
Total change in net unrealized appreciation (depreciation)		4,552,277,374
Net gain (loss)		5,199,953,055
Net increase (decrease) in net assets resulting from operations		$5,357,204,632
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,251,577	$523,072,465
Net realized gain (loss)	647,675,681	(137,204,302)
Change in net unrealized appreciation (depreciation)	4,552,277,374	1,621,610,299
Net increase (decrease) in net assets resulting from operations	5,357,204,632	2,007,478,462
Distributions to shareholders	(121,047,317)	(456,626,152)

Share transactions
Proceeds from sales of shares	5,089,148,374	12,332,654,893
Reinvestment of distributions	120,783,378	455,621,044
Cost of shares redeemed	(3,881,918,837)	(4,367,169,810)

Net increase (decrease) in net assets resulting from share transactions	1,328,012,915	8,421,106,127
Total increase (decrease) in net assets	6,564,170,230	9,971,958,437

Net Assets
Beginning of period	25,037,177,963	15,065,219,526
End of period	$31,601,348,193	$25,037,177,963

Other Information
Shares
Sold	343,750,330	981,238,525
Issued in reinvestment of distributions	8,658,306	37,131,418
Redeemed	(261,315,768)	(343,383,859)
Net increase (decrease)	91,092,868	674,986,084

Financial Highlights
Strategic Advisers® Fidelity® Emerging Markets Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$12.18	$10.81	$11.81	$15.70	$10.32
Income from Investment Operations
Net investment income (loss) A,B	.08	.33	.31	.29	.26	.15
Net realized and unrealized gain (loss)	2.66	.88	1.39	(1.03)	(3.50)	5.34
Total from investment operations	2.74	1.21	1.70	(.74)	(3.24)	5.49
Distributions from net investment income	(.06)	(.29)	(.33)	(.26)	(.24)	(.11)
Distributions from net realized gain	-	-	-	-	(.40)	-
Total distributions	(.06)	(.29)	(.33)	(.26)	(.65) C	(.11)
Net asset value, end of period	$15.78	$13.10	$12.18	$10.81	$11.81	$15.70
Total Return D,E	21.00%	10.11%	15.88%	(6.28)%	(21.40)%	53.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.45%	.47%	.50%	.51%
Expenses net of fee waivers, if any	.21 % H	.21%	.20%	.22%	.25%	.25%
Expenses net of all reductions, if any	.21% H	.21%	.20%	.22%	.25%	.24%
Net investment income (loss)	1.08% H	2.61%	2.69%	2.72%	1.89%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$31,601,348	$25,037,178	$15,065,220	$8,379,733	$8,996,224	$7,503,942
Portfolio turnover rate I	41 % H	53%	33%	43%	29%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$27,496

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,777,730,847
Gross unrealized depreciation	(555,243,011)
Net unrealized appreciation (depreciation)	$7,222,487,836
Tax cost	$24,580,606,392

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(877,994,383)
Long-term	(207,112,249)
Total capital loss carryforward	$(1,085,106,632)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	7,386,131,813	5,694,986,303
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	5,827

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity Emerging Markets Fund	57,095,156	63,967,986	4,015,095

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	2,022

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized gain of $131,098,030 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Fund	2,050,506,768	131,098,030	50,742,558
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	15,211
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity Emerging Markets Fund	65,319
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $36,502,661. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $155,080.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,129.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	17%
Fidelity SAI Emerging Markets Index Fund	58%
Fidelity SAI Emerging Markets Low Volatility Index Fund	63%
Fidelity SAI Emerging Markets Value Index Fund	75%
Fidelity SAI Emerging Markets Momentum Index Fund	45%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.

In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9890708.107
STE-SANN-0126
Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® Core Income Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 4.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	14,150,000	14,193,341
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	23,550,000	23,605,720
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	13,075,000	13,108,707
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	13,272,000	13,272,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	12,672,000	12,704,719
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	11,218,000	11,252,260
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	11,370,000	11,409,181
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	5,740,000	5,738,278
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	12,220,000	12,264,542
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	9,594,000	9,596,801
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (b)(c)(d)	250,000	250,629
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	19,200,000	19,193,088
TOTAL BAILIWICK OF JERSEY		146,589,266
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	2,938,185	2,976,487
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	9,864,589	9,969,885
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	980,000	991,691
TOTAL CANADA		13,938,063
GRAND CAYMAN (UK OVERSEAS TER) - 1.2%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	25,100,000	25,178,864
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	18,732,000	18,788,664
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	8,250,000	8,270,757
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	21,989,000	22,007,977
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	7,566,000	7,593,434
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	11,529,000	11,545,844
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	24,780,000	24,800,642
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	7,970,000	7,976,089
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	10,140,000	10,135,417
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	21,860,000	21,900,048
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	11,089,000	11,130,950
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	124,560
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	11,631,000	11,606,563
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	11,362,000	11,362,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	12,249,000	12,270,668
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (b)(c)(d)	10,670,000	10,680,873
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	9,332,000	9,345,065
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	6,900,000	6,901,801
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	16,231,000	16,248,903
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	12,865,000	12,865,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	10,548,000	10,547,620
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	21,114,000	21,167,123
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	14,430,000	14,417,763
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	9,231,000	9,249,287
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	21,027,000	20,991,506
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	7,723,000	7,732,893
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,922
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	11,640,000	11,661,639
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	13,065,000	13,069,063
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	6,800,000	6,811,159
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	5,800,000	5,788,464
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	9,710,000	9,716,409
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	12,450,000	12,484,051
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	17,132,000	17,175,909
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	11,494,000	11,512,827
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	11,970,000	11,988,601
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	11,507,000	11,488,704
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	23,429,000	23,443,128
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	13,800,000	13,818,395
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	11,629,000	11,662,503
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	15,193,000	15,243,395
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	200,000	201,473
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	7,328,676	7,181,838
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	7,000,000	6,998,089
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	10,990,000	11,009,870
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	8,302,000	8,297,509
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	1,913,000	1,914,913
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	9,810,000	9,816,514
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(d)	21,830,000	21,858,925
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	13,160,000	13,166,948
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	11,611,000	11,640,724
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	8,033,000	8,032,671
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	9,690,000	9,704,467
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	9,420,000	9,429,307
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	13,105,000	13,132,901
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	10,650,000	10,641,331
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	17,202,000	17,212,837
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	13,700,000	13,664,394
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	14,150,000	14,188,983
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	10,296,000	10,296,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,276,000	12,289,725
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	7,990,000	7,992,149
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	16,000,000	16,029,632
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	7,584,000	7,587,269
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	6,319,000	6,330,747
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	16,110,000	16,132,860
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	18,840,000	18,898,009
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	1,300,000	1,302,172
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	10,336,000	10,305,002
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (b)(c)(d)	150,000	150,253
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	9,640,000	9,656,349
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,948
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	12,518,000	12,524,134
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	6,949,000	6,949,264
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	24,840,000	24,836,274
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	10,384,004	10,387,326
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,295
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	6,212,407	6,215,140
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	11,310,707	11,277,906
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	14,148,000	14,173,282
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	4,336,471	4,249,829
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	13,007,000	13,045,475
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	15,740,000	15,758,982
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	10,300,000	10,299,763
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	7,550,000	7,568,860
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	11,630,000	11,645,317
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	9,562,000	9,585,532
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	14,100,000	14,136,279
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	8,461,903	8,463,739
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	710,981	711,250
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(c)	2,458,449	2,459,678
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	14,141,865	13,874,069
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	1,380,000	1,087,944
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	8,170,000	8,186,144
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	14,610,000	14,637,321
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	6,280,000	6,299,317
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	3,951,000	3,959,771
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,058,701,188
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	8,874,336	9,063,380
MULTI-NATIONAL - 0.0%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	12,690,000	12,642,502
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	7,637,000	7,636,679
TOTAL MULTI-NATIONAL		20,279,181
UNITED STATES - 2.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	17,630,211	18,142,388
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	16,063,327	16,529,983
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	11,386,461	11,612,903
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	557,594	555,921
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	294,188	290,364
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	6,061,635	5,826,432
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	15,144,672	14,354,224
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (b)	4,763,744	4,863,852
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	1,925,333	1,942,780
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	25,000,000	25,061,628
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (b)	23,600,000	23,654,502
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	5,304,009	5,313,853
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	21,900,000	22,015,247
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	47,100,000	47,187,469
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	12,614,580	12,694,412
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	12,432,833	12,747,373
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	7,800,000	8,149,560
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (b)	5,029,000	5,118,599
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	889,559	880,566
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	170,324	164,143
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (b)	5,000,000	5,030,930
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	3,790,528	3,817,490
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	7,820,000	7,975,067
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	5,935,000	5,950,714
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	1,250,000	1,264,021
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	7,430,644	7,446,687
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	4,510,000	4,585,187
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	4,620,000	4,621,296
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	2,089,150	2,110,935
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	8,413,585	8,501,726
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	22,035,239	20,888,514
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(g)	1,799,364	1,799,922
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	5,405,040	5,445,064
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	13,117,574	13,140,452
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	8,700,000	8,763,652
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	11,614,710	11,754,232
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	11,479,000	11,616,794
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	4,643,804	4,650,880
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	5,440,000	5,486,405
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	4,823,289	4,835,329
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	13,400,000	13,421,962
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	3,000,000	3,004,212
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,126,934	1,129,472
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,084,000	4,120,842
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	773,419	765,686
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	5,376,451	5,258,534
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	3,098,041	2,943,275
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	1,819,523	1,808,855
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	601,240	597,143
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	13,328,258	13,447,879
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	11,940,000	12,353,747
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	9,000,000	9,040,227
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	12,675,994	12,762,671
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	33,072,548	32,709,871
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	7,973,438	7,899,795
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	28,542,720	25,542,324
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	9,394,560	9,188,158
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (b)	16,618,560	15,694,885
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	13,355,000	13,450,261
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	9,265,000	9,329,828
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	9,720,000	9,748,288
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (b)	32,900,000	32,919,441
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (b)	11,500,000	11,521,158
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	5,123,350	5,177,504
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	6,667,005	6,696,483
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	4,988,000	5,093,481
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	5,572,000	5,621,287
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	28,168,980	27,979,541
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	34,443,840	33,260,337
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (b)	14,110,975	13,438,469
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	9,186,235	8,451,582
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	10,440,000	10,497,443
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	12,310,000	12,334,952
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	11,111,719	11,259,975
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	8,040,000	8,149,528
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	17,233,000	17,406,545
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	6,049,636	6,074,779
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	10,461,000	10,639,150
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	5,000,000	5,004,445
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	5,315,000	5,339,191
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	2,036,901	2,042,368
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,235,000	2,253,938
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,255,000	2,269,290
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	5,320,000	5,323,685
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	8,102,000	8,110,005
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	4,400,000	4,391,886
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,400,000	5,412,660
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	5,000,000	4,947,942
Ford Credit Auto Owner Trust Series 2022-D Class A3, 5.27% 5/17/2027	201,907	202,554
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	2,600,000	2,649,724
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	10,800,000	11,161,011
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,820,000	8,018,229
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	39,470,000	39,608,153
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	28,100,000	28,578,369
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	6,500,000	6,606,078
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	4,985,000	5,055,695
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,515,000	2,550,379
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)	32,285,000	32,655,241
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	21,188,872	21,616,364
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	974,836	974,322
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,292,771	1,302,075
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (b)	5,000,000	4,888,575
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	6,600,000	6,785,442
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	9,800,000	10,277,619
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	3,961,000	4,077,291
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	750,000	761,057
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	18,500,000	18,618,406
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	5,700,000	5,740,730
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	7,800,000	7,908,367
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	3,650,000	3,696,149
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	9,100,000	9,399,680
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	2,600,000	2,678,170
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	20,800,000	21,093,222
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	10,550,000	10,581,519
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	23,950,000	23,925,834
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	1,156,715	1,159,909
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	6,837,686	6,806,735
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	9,600,000	9,651,655
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	7,243,000	7,280,509
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	21,200,000	21,313,619
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	22,038,358	22,100,812
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	1,228,041	1,236,955
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,845,000	1,859,786
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	3,173,475	3,165,954
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	21,998,763	22,484,876
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	8,608,425	8,788,232
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	15,287,238	15,308,929
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	2,483,000	2,524,252
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (b)	8,890,952	8,520,661
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	2,347,849	2,351,682
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	303,590	304,098
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	15,820,000	15,977,070
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	7,800,000	7,929,598
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	33,100,000	33,155,393
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029	4,500,000	4,512,777
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	5,174,790	5,244,226
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	7,669,722	7,707,827
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	11,906,866	11,985,226
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	54,248	53,649
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.3188% 8/25/2034 (c)(d)(f)	47,604	73,906
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	21,123,205	21,007,103
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	4,651,700	4,686,149
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	22,189,000	22,462,175
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	5,700,000	5,747,421
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	11,479,000	11,490,433
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	4,131,335	4,062,266
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	1,404,806	1,403,396
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	1,484,798	1,486,651
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	12,300,000	12,338,704
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	8,200,000	8,210,785
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	26,700,000	26,725,888
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	25,688,084	25,767,489
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	7,420,000	7,465,068
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	4,278,441	4,383,548
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	5,235,000	5,190,091
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	38,240,995	36,698,621
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	9,379,800	9,231,720
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	9,379,800	8,792,799
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	5,767,975	5,808,003
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	1,358,116	1,359,311
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(c)	8,648,614	8,563,075
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	4,427,884	4,438,669
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	7,800,000	7,802,277
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	6,865,161	6,879,919
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	17,026,477	17,091,189
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,300,000	11,329,177
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	14,300,000	14,371,114
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	12,452,480	12,074,964
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	449,530	438,546
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	4,645,000	4,627,157
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	3,269,000	3,136,569
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	5,173,000	5,041,969
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	13,918,764	13,995,133
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	13,069,832	13,097,652
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	20,471,265	20,575,773
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	8,793,114	8,880,990
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	10,757,383	11,078,208
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	12,815,113	12,842,239
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (b)	22,217,404	22,287,693
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	10,757,083	10,033,877
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	17,410,140	18,036,484
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	40,255,380	40,713,378
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	21,092,940	21,562,408
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	18,295,200	18,234,961
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	18,295,200	18,227,830
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	9,147,600	9,093,505
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	19,970,000	20,002,110
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	42,492	45,479
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	57,735,000	57,312,645
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028	4,000,000	4,018,878
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	708,818	711,582
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (b)	20,600,000	20,641,200
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	748,267	748,562
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	17,100,000	17,238,554
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	3,825,000	3,840,585
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	10,390,000	10,453,495
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,800,000	7,994,427
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	7,349,699	7,432,654
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,631,103	3,648,354
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	1,236,000	1,240,199
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	1,500,000	1,502,628
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	18,211,701	18,522,083
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	7,477,055	7,568,962
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	13,723,249	13,877,555
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	19,079,361	19,235,656
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,766,698	7,829,860
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	9,640,000	9,705,334
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	10,500,000	10,489,566
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	9,522,943	9,785,515
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	7,095,092	7,110,260
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,966,234	4,992,556
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	7,800,000	7,854,876
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	9,295,000	9,295,757
TOTAL UNITED STATES		2,207,406,776
TOTAL ASSET-BACKED SECURITIES (Cost $3,425,782,187)		3,455,977,854

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(h)	1,339,015	1,067,865
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (c)(d)(h)	14,850	14,896
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(h)	750,000	745,785
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (c)(d)(h)	145,000	145,407
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (c)(d)(h)	847,072	848,766
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (c)(d)(h)	987,165	972,357
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(h)	1,158,595	943,096
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(h)	610,425	611,951
		1,555,047
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (c)(d)(h)	1,228,634	1,226,976
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(h)	680,186	608,012
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(h)	633,932	609,101
		2,444,089
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(h)	457,683	430,602
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(h)	214,441	211,794
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (c)(d)(h)	161,008	160,992
		803,388
TOTAL CONSUMER DISCRETIONARY		6,769,054

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(h)	510,000	501,713
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(h)	1,068,738	1,070,074
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(h)	1,079,575	481,642
		1,551,716
Financials - 0.0%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (c)(d)(h)	124,688	124,532
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (c)(d)(h)	655,058	646,556
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (c)(d)(h)	225,000	224,649
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (c)(d)(h)	847,875	848,536
		1,719,741
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (c)(d)(h)	4,963	4,955
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (c)(d)(h)	1,027,662	1,025,411
		1,030,366
TOTAL FINANCIALS		2,874,639

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (c)(d)(h)	1,436,400	1,444,301
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(h)	635,000	631,628
		2,075,929
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (c)(d)(f)(h)	146,690	114,418
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(h)	768,075	757,706
TOTAL HEALTH CARE		2,948,053

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (c)(d)(h)	209,472	209,560
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (c)(d)(h)	792,000	790,598
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (c)(d)(h)	60,000	60,350
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (c)(d)(h)	24,750	24,919
TOTAL INDUSTRIALS		1,085,427

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(h)	653,533	624,359
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	815,000	807,192
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(h)	1,389,653	1,352,133
		2,783,684
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (c)(d)(h)	840,825	840,631
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(h)	661,076	622,086
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(h)(i)	505,000	506,939
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (c)(d)(h)	630,294	632,715
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	164,788	169,320
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(h)	89,775	86,681
		2,858,372
TOTAL INFORMATION TECHNOLOGY		5,642,056

Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (c)(d)(h)	525,000	506,625
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(h)	639,767	567,914
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(h)	649,886	631,741
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(h)	463,596	353,956
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(h)	883,735	870,665
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(h)	540,000	402,176
		3,333,077
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (c)(d)(h)	1,207,576	1,202,444
TOTAL MATERIALS		4,535,521

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (c)(d)(h)	59,848	59,922
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(h)	212,158	213,043
TOTAL UTILITIES		272,965

TOTAL UNITED STATES		26,926,929
TOTAL BANK LOAN OBLIGATIONS (Cost $28,952,691)		28,009,690

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	2,954,000	3,056,719
KeyBank NA/Cleveland OH 6.95% 2/1/2028	619,000	652,302
Regions Bank/Birmingham AL 6.45% 6/26/2037	5,877,000	6,421,226

TOTAL BANK NOTES (Cost $9,991,503)		10,130,247

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	1,810,834	1,810,629
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	11,065,999	9,910,398
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	1,478,820	1,345,213
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	10,905,234	10,264,838
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	10,507,741	10,608,527
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	599,584	564,753
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	13,936,717	12,930,888
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	7,340,940	7,248,815
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	3,746,922	3,731,003
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	2,075,112	2,034,814
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (b)	2,859,876	2,663,918
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	14,001,129	14,140,574
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(f)	556,406	56
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.2091% 5/27/2037 (b)(c)(d)	385,331	374,624
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)	7,804	7,771
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	193,622	175,428
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	2,621,484	2,632,862
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	9,003	9,146
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	8,184	8,254
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	13,751	14,020
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	9,990	10,180
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	14,323	14,700
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,439	5,523
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,249	2,326
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,733	7,003
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (c)(d)	1,224	1,227
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (c)(d)	2,158	2,175
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (c)(d)	2,286	2,300
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (c)(d)	2,738	2,758
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (c)(d)	1,070	1,071
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(l)	2,077	55
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(l)	51,588	6,560
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(l)	3,346	370
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (k)	6,176	5,424
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	8,721	8,884
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(l)	63,561	4,537
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	181,245	188,583
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (c)(d)	1,284	1,363
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	125,480	127,358
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	23,184	23,805
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (c)(l)	34,949	3,071
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(l)	21,935	2,252
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (k)	26,779	24,287
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (k)	45,256	39,501
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (k)	5,121	4,303
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(l)	14,012	1,345
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (c)(d)	13,630	18,748
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	14,033	19,066
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	2,354	2,726
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	67,252	64,896
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	556,014	551,085
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	52,611	54,513
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	222,649	221,972
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (l)	68,651	1,185
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	52,330	48,963
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	70,418	66,217
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 1/25/2043 (c)(d)	377,027	369,276
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (l)	154	1
Fannie Mae Guaranteed REMIC Series 2013-100 Class PJ, 3% 3/25/2043	6,267,666	6,043,188
Fannie Mae Guaranteed REMIC Series 2013-123 Class PZ, 2.7% 3/25/2043	7,191,952	6,586,061
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (l)	414	1
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(l)	62,745	7,275
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	140,517	138,820
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	4,358,682	4,116,389
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (l)	328,939	46,530
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	387,571	372,308
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	9,615,818	8,440,018
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (l)	176,363	24,558
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	7,062,518	6,512,920
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.5363% 5/25/2047 (c)(d)	812,800	791,167
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,360,916	1,258,272
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 5/25/2048 (c)(d)	437,280	424,006
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 6/25/2048 (c)(d)	1,043,242	1,008,904
Fannie Mae Guaranteed REMIC Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 5/25/2049 (c)(d)	6,797,397	6,666,761
Fannie Mae Guaranteed REMIC Series 2020-39 Class MG, 1.5% 6/25/2040	19,557,362	16,968,180
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	20,120,973	17,457,021
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	4,675,107	4,221,449
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	7,851,005	7,028,094
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	5,570,904	4,735,366
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	5,920,274	5,032,337
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	4,345,270	3,751,435
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	1,754,974	1,467,789
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	4,880,819	4,386,207
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	14,186,841	12,717,222
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,392,246	8,468,194
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	19,438,588	17,475,578
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	7,752,438	6,960,428
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	4,902,390	4,601,144
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	5,378,327	5,052,304
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,742,320	5,316,551
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	6,756,411	6,436,054
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,666,771	3,443,649
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	5,852,699	5,574,187
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	6,367,079	6,099,823
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	10,794,795	10,377,972
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,441,538	2,263,570
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	13,933,598	12,622,475
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	58,473,324	52,960,689
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	5,618,620	5,044,861
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	4,124,530	4,077,638
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	16,122,264	14,644,048
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (c)(d)	17,223,798	17,088,391
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	34,278,031	33,897,120
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (c)(d)	36,963,733	36,673,139
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	12,103,896	12,020,206
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	43,213,765	42,873,625
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	6,933,938	6,509,583
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	13,507,110	12,416,457
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	6,068,679	5,737,035
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 11/25/2053 (c)(d)	28,186,220	28,486,209
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	18,179,324	18,358,683
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 11/25/2053 (c)(d)	41,898,228	42,342,638
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	5,346,165	5,399,889
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	24,205,196	24,444,956
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)	6,825,617	6,887,546
Fannie Mae Guaranteed REMIC Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 10/25/2054 (c)(d)	20,464,320	20,491,143
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)	42,090,232	42,223,422
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)	10,431,365	10,453,128
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	709	721
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (k)	14,977	12,838
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (k)	23,740	20,419
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (l)	36,939	1,227
Fannie Mae Mortgage pass-thru certificates Series 2020-59 Class MC, 1.5% 8/25/2040	22,208,699	19,257,860
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	19,892,149	19,981,089
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.7218% 6/25/2054 (c)(d)	34,507,378	34,859,454
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (c)(d)	20,975,473	21,156,030
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.7218% 8/25/2054 (c)(d)	34,161,508	34,513,953
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	9,312,858	9,340,869
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	13,509,846	13,599,890
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	14,195,973	14,270,901
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	19,986,836	20,071,674
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	8,867,488	8,882,181
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,148,080	1,133,234
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	12,015,255	11,495,331
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	13,410,629	13,414,097
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,807,573	5,450,887
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (l)	11,687	1,564
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (l)	10,898	1,495
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(l)	9,328	1,606
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(l)	5,558	797
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (l)	8,815	1,434
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(l)	5,175	889
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (l)	51,177	7,935
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,059	1,072
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,145	2,181
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	7,963	8,106
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	606,686	599,588
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.5565% 5/15/2048 (c)(d)	714,428	691,789
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	10,720,360	8,626,901
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	4,169,915	3,749,464
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,441,326	3,975,216
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	4,252,209	3,824,991
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	5,424,056	4,669,027
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,108	5,221
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	29,901	30,592
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,868	2,937
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	4,189	4,275
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	11,026	11,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	5,410	5,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,636	3,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,048	3,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	35,113	36,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.9435% 11/15/2031 (c)(l)	1,310	65
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (c)(d)	927	929
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	1,248	1,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (c)(d)	1,211	1,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (c)(d)	1,814	1,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	658	661
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	11,170	11,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	12,365	12,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	26,809	27,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (l)	1,437	204
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	109,879	112,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	15,577	16,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	273,640	279,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	107,994	112,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	171,147	173,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	56,255	57,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(l)	17,806	1,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (k)	55,124	46,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (k)	7,868	7,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (k)	30,450	25,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (k)	34,709	29,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	58,707	61,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	226,250	232,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(l)	76,021	7,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	15,154	15,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(l)	54,812	5,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (c)(d)	58,498	57,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	26,535	26,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	272,924	277,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	101,536	101,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	9,559,821	8,548,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	53,490	50,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (l)	23,738	1,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (l)	13	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (l)	109,055	3,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	106,857	106,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	462,946	448,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.6065% 8/15/2047 (c)(d)	394,225	384,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,436,936	1,977,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	11,896,637	11,086,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	7,206,055	6,824,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	6,094,990	5,167,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,436,572	2,238,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	3,011,473	2,571,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	2,278,376	1,970,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,499,365	1,167,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	3,173,766	2,820,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	3,995,225	3,438,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,385,848	3,719,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	4,333,970	3,720,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	4,264,037	3,624,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	4,225,164	3,778,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	28,194,104	25,060,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	5,546,333	5,083,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	37,761,294	33,999,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	3,926,187	3,518,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,819,085	3,422,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	3,683,796	3,374,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,202,622	2,868,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	6,573,201	5,815,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	20,845,963	18,728,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,202,637	2,868,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,793,967	2,561,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	13,422,187	12,354,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	7,240,607	6,819,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	3,031,047	2,835,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,998,948	2,752,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	5,138,028	4,727,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	9,541,681	8,685,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	8,728,244	8,151,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	8,728,244	8,151,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	7,000,601	6,621,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,973,245	3,817,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	16,305,345	15,524,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	5,171,028	5,218,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (c)(d)	3,262,871	3,237,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)	8,890,905	8,753,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)	15,067,079	14,927,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	9,649,931	9,493,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (c)(d)	5,774,005	5,746,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	9,207,489	9,209,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(d)	8,629,329	8,636,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(d)	14,232,185	14,400,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	45,319,977	45,724,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	6,253,027	6,286,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)	7,672,366	7,676,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)	15,434,364	15,466,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	27,886,459	27,988,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	7,858,468	7,852,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	14,237,297	14,294,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	12,668,325	12,689,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (c)(d)	11,177,237	11,205,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(d)	7,733,172	7,722,923
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	12,448	12,703
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	912	929
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	973	993
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	418	428
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,708	1,738
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (k)	16,936	14,266
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	254,634	241,294
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	4,128,765	4,010,416
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,649,697	1,597,449
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	2,868,831	2,773,534
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	730,099	680,427
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (c)(d)(j)	53,516	53,428
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (c)(d)(j)	17,516	17,461
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (c)(d)(j)	59,413	59,316
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (c)(d)(j)	42,197	42,201
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (c)(d)(j)	47,307	47,310
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (c)(d)(j)	54,953	54,945
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (c)(d)(j)	45,236	45,242
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (c)(d)(j)	49,700	49,699
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (c)(d)(j)	42,472	42,474
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (c)(d)(j)	43,762	43,784
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (c)(d)(j)	127,474	127,572
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (c)(d)(j)	50,757	50,839
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (c)(d)(j)	55,701	55,835
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (c)(d)(j)	30,801	30,886
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (c)(d)(j)	62,337	62,464
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (c)(d)(j)	34,683	34,728
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (c)(d)(j)	261	260
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (c)(d)(j)	27,117	27,163
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (c)(d)(j)	63,032	63,127
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (c)(d)(j)	39,957	39,963
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.5004% 5/20/2063 (c)(d)(j)	1,997	1,988
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (j)	2,221	2,100
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.4204% 4/20/2063 (c)(d)(j)	2,454	2,421
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.14% 5/20/2066 (c)(d)(j)	112,540	112,385
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (c)(d)(j)	8,974	8,932
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	83,301	76,927
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (c)(d)(j)	161,373	160,782
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	87,966	88,199
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(l)	20,698	1,218
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(l)	16,161	1,603
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(l)	32,954	2,956
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	54,678	53,940
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	786,331	775,728
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	173,405	170,881
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (c)(d)(j)	98,440	98,515
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (l)	5,813	185
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (l)	14,728	1,657
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (c)(l)	67,095	7,047
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	235,009	232,298
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,409,838	1,318,457
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	541,051	508,523
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	917,213	847,726
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	737,586	689,809
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	230,306	215,481
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,364,210	2,156,879
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	771,163	705,621
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	619,190	568,727
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	781,228	733,634
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	702,156	663,991
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (c)(d)	1,606,340	1,583,511
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1573% 5/20/2065 (c)(j)	20,497	20,236
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	6,906,754	6,770,402
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(g)	2,767,472	2,728,356
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	10,774,605	10,877,443
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	1,766,856	1,768,495
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	38,192,817	36,375,710
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	682,739	654,430
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	17,326,563	17,468,091
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (b)	6,195,844	6,253,783
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	2,733,347	2,589,997
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	267,949	252,859
New Residential Mtg Ln Tr 2020-Rpl1 Series 2020-RPL1 Class A1, 2.75% 11/25/2059 (b)	1,643,577	1,589,678
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	11,100,589	10,484,715
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	7,671,448	7,311,185
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	4,693,627	4,520,743
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(g)	6,458,933	6,482,172
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(g)	19,442,452	19,594,253
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(c)	12,438,243	12,426,067
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	25,239	23,971
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	597,690	595,232
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	985,232	972,003
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	6,270,233	6,137,474
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	3,790,978	3,790,978
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(g)	14,177,602	13,851,975
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	1,415,188	1,365,966
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/2053 (b)	4,550,276	4,511,872
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	8,290,546	8,333,291
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	3,610,085	3,570,091
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	7,221,412	7,120,308
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(c)	5,647,544	5,581,903
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	18,780,804	18,372,318
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(g)	1,073,785	1,058,294
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)	3,590,683	3,579,471
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	1,831,130	1,727,747
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (b)	15,551,175	15,693,832
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	1,364	1,276
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (c)(d)	34,258	33,274
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	4,549,920	4,447,752
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (b)	529,313	510,950
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(c)	20,687,608	19,519,381
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	36,743,285	35,527,975
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	18,173,800	18,344,608
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(g)	13,188,875	13,300,320
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3956% 9/25/2033 (c)	3,503	3,479
TOTAL UNITED STATES		1,841,886,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,818,837,654)		1,841,886,684

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
3650r Commercial Mortgage Trust Series 2021-PF1 Class A1, 1.122% 11/15/2054	2,817,587	2,773,811
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	41,328,000	41,482,806
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	4,775,540	4,543,741
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	858,000	801,339
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,660,300	2,626,378
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,945,142
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	806,734	803,221
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,691,629
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,238,339	7,133,803
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	6,466,827	6,430,716
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	3,187,822	3,184,730
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	715,097	715,374
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,052,276
BANK Series 2019-BN21 Class ASB, 2.808% 10/17/2052	5,046,453	4,937,730
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,691,404	2,624,279
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (c)(l)	30,600,000	523,450
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	19,359,615	18,722,823
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(l)	101,858,165	3,893,793
BANK Series 2022-BNK44 Class A5, 5.9349% 11/15/2055 (c)	5,700,000	6,074,911
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	8,774,000	9,025,109
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	7,675,819	7,852,323
BANK5 Series 2025-5YR18 Class A1, 4.284% 12/15/2058	3,000,000	2,998,714
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 11/25/2035 (b)(c)(d)	18,160	17,885
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.7288% 11/25/2035 (b)(c)(d)	4,924	4,931
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.6538% 1/25/2036 (b)(c)(d)	42,825	40,996
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.7438% 1/25/2036 (b)(c)(d)	13,825	13,249
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.7738% 1/25/2036 (b)(c)(d)	5,214	4,940
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 1/25/2036 (b)(c)(d)	7,588	7,139
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.6088% 4/25/2036 (b)(c)(d)	7,250	6,893
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.6388% 4/25/2036 (b)(c)(d)	4,384	4,118
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 4/25/2036 (b)(c)(d)	4,637	4,343
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.0288% 4/25/2036 (b)(c)(d)	4,384	4,103
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2036 (b)(c)(d)	6,271	6,032
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.5638% 7/25/2036 (b)(c)(d)	4,455	4,295
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.6988% 7/25/2036 (b)(c)(d)	4,208	4,015
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 12/25/2036 (b)(c)(d)	93,587	89,628
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 12/25/2036 (b)(c)(d)	7,521	7,265
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 12/25/2036 (b)(c)(d)	5,098	5,000
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 3/25/2037 (b)(c)(d)	22,767	21,852
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.4738% 7/25/2037 (b)(c)(d)	77,420	72,684
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.5488% 7/25/2037 (b)(c)(d)	72,464	66,805
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.6238% 7/25/2037 (b)(c)(d)	24,685	23,420
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.6838% 7/25/2037 (b)(c)(d)	16,082	15,964
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.8038% 7/25/2037 (b)(c)(d)(f)	24,422	22,375
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 7/25/2037 (b)(c)(d)	25,301	24,112
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2037 (b)(c)(d)	13,421	12,398
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 7/25/2037 (b)(c)(d)	14,320	13,098
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.6238% 7/25/2037 (b)(c)(d)	23,118	21,528
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 7/25/2037 (b)(c)(d)	36,346	34,290
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 7/25/2037 (b)(c)(d)	24,266	26,960
BBCMS Mortgage Trust Series 2019-C3 Class ASB, 3.458% 5/15/2052	2,904,994	2,874,386
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,414,820	1,391,900
BBCMS Mortgage Trust Series 2021-C11 Class ASB, 2.108% 9/15/2054	2,000,000	1,893,850
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2959% 9/15/2056 (c)	13,794,000	14,819,596
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.8725% 6/15/2038 (b)(c)(d)	4,207,067	3,783,925
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	1,423,761	1,415,186
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,341,702	1,335,289
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,254,065
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,657,118
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	884,307	882,719
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	15,256,929
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,632,153
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	6,083,094	6,038,160
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0628% 8/15/2052 (c)(l)	73,777,798	1,879,460
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,670,443
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(l)	111,949,495	2,239,460
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3725% 3/15/2053 (c)(l)	25,251,890	1,022,555
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7301% 7/15/2053 (c)(l)	16,194,924	816,538
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6598% 9/15/2053 (c)(l)	9,539,183	453,410
Benchmark Mortgage Trust Series 2020-B21 Class AAB, 1.7975% 12/17/2053	7,966,000	7,604,916
Benchmark Mortgage Trust Series 2021-B23 Class AAB, 1.766% 2/15/2054	3,513,000	3,337,958
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3487% 7/15/2054 (c)(l)	34,421,564	1,636,525
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,944,926
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	21,008,136	20,837,924
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	17,920,503	17,920,503
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9858% 9/15/2056 (c)(l)	221,477,079	11,131,128
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,344,462
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	23,850,000	24,946,129
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (c)(l)	20,300,000	714,266
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	31,400,000	33,008,603
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	19,211,000	19,210,991
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	7,175,000	7,174,996
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	3,540,000	3,541,102
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	13,519,000	13,825,370
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	11,217,945	11,221,435
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	69,965,609	69,965,588
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	32,119,610	32,119,600
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	34,351,510	34,372,935
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	4,547,307	4,522,098
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	4,437,000	4,393,477
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	2,933,000	2,898,672
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	3,079,000	3,027,789
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (b)(c)	5,286,000	4,964,585
BX Commercial Mortgage Trust Series 2020-VIV4 Class A, 2.843% 3/9/2044 (b)	8,497,000	7,907,091
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	33,219,512	33,157,791
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	9,701,000	9,670,766
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	10,186,000	10,141,555
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	3,579,000	3,561,153
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	11,390,000	11,347,400
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	2,529,325	2,524,592
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	7,546,700	7,537,287
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	5,089,000	5,082,652
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	5,089,000	5,082,652
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	18,464,435	18,464,430
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	3,586,488	3,586,487
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	1,943,248	1,944,458
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	19,010,975	18,885,324
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	8,702,000	8,701,997
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	40,312,591	40,312,591
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	5,893,015	5,894,850
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	4,921,544	4,924,611
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	77,415,069	77,269,917
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	6,556,429	6,540,054
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	8,866,420	8,844,276
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	1,209,300	1,207,800
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 11/15/2038 (b)(c)(d)	2,231,263	2,229,752
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	3,913,524	3,903,827
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	12,055,000	12,040,184
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)	6,382,235	6,374,283
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	8,004,500	8,009,484
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	2,241,400	2,243,494
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	1,512,000	1,513,883
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	57,845,172	57,863,249
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	4,011,896	4,016,899
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	9,651,808	9,654,814
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	12,541,105	12,548,920
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	30,364,000	30,304,790
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	501,567	497,949
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	17,930,873	17,612,640
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	234,499	232,689
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	6,467,411	6,421,415
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	20,956,000	21,325,423
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	258,988,000	1,808,772
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	28,035,802	23,933,270
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (b)	9,932,009	8,309,795
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	15,219,458	12,423,015
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4, 3.283% 5/10/2058	3,877,221	3,868,433
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	8,445,777	8,369,938
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	19,302,898	19,063,305
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	761,274	748,770
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,760,966
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (c)(l)	1,123,823	3,644
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	2,297,834	2,289,758
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,897,686
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.031% 8/10/2056 (c)(l)	18,582,095	533,605
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	940,433	914,409
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	4,969,000	4,915,733
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	362,452	359,555
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,845,147
Computershare Corporate Trust Series 2018-C48 Class ASB, 4.245% 1/15/2052	3,993,900	3,995,499
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	2,310,925	2,302,266
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	5,830,072	5,628,778
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,342,035	1,332,252
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	9,373,000	9,645,602
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	9,257,000	9,297,936
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	7,260,000	7,443,884
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	29,855,000	29,901,586
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	8,175,000	8,190,309
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	2,440,000	2,447,675
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3543% 7/25/2028 (c)	965,620	957,811
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8674% 10/25/2031 (c)	2,023,230	1,802,982
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (c)	4,130,000	4,194,558
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (c)	5,204,812	5,287,860
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	23,000,000	22,996,608
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (c)	3,385,052	3,360,562
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	77,705,000	79,375,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	14,193,929	14,141,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	6,124,002	6,089,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,653,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	21,288,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	12,133,152	11,997,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	27,192,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	13,142,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	28,327,000	28,119,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,090,000	21,899,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	51,490,000	51,238,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,912,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	33,650,000	33,684,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,548,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,463,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,609,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,094,435	1,093,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	18,821,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,500,000	1,353,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	2,994,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	55,000,000	49,595,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	14,050,000	14,297,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)	34,017,690	33,955,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	10,200,000	10,751,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	10,782,000	10,940,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	9,785,000	9,908,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	7,513,000	7,615,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,800,000	1,829,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 3/25/2030 (c)(d)	32,089,025	32,088,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	38,837,000	39,517,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	10,350,000	10,501,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	51,000,000	51,402,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	76,800,000	76,800,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	17,700,000	17,955,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	25,900,000	26,190,093
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	3,942,954	3,901,777
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8736% 7/10/2046 (b)(c)	643,798	634,160
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	3,972,643	3,910,591
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,430,506
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,843,152
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	983,845	980,782
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	949,595
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	5,294,289	5,165,421
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	4,330,000	4,331,353
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	5,510,000	5,481,554
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)	14,619,000	14,401,007
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	14,791,000	14,912,339
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	334,514	332,544
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,740,932	1,731,227
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	4,258,353	4,255,422
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	2,872,000	2,623,318
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,500,000	1,282,917
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4, 2.8218% 8/15/2049	2,950,000	2,923,900
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(c)	1,846,000	553,800
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	1,167,147	1,108,813
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	767,000	521,652
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)(f)	1,370,000	749,797
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	2,806,374	2,722,800
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (b)	24,200,000	22,244,267
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	4,874,074	4,797,753
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	41,080,997	39,599,395
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	22,757,000	20,439,593
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	8,790,000	7,873,033
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(f)	8,790,000	6,781,836
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	217,658	216,599
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	1,983,800	1,967,895
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	1,733,200	1,716,035
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	2,433,064	2,432,307
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	11,210,236	11,185,823
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	6,192,000	6,181,228
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	15,100,000	14,928,087
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,534,694	6,429,794
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(c)(d)(f)	134,441	109,569
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,168,506
Morgan Stanley Capital I Trust Series 2019-H6 Class A4, 3.417% 6/15/2052	4,961,000	4,820,358
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,521,520
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 12/15/2036 (b)(c)(d)	9,700,000	7,411,981
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(l)	26,690,574	1,012,205
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	38,974,358	38,398,258
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,890,000	1,948,684
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(c)(l)	12,148,000	2,267,524
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	7,791,960	7,541,335
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.456% 12/15/2035 (b)(c)(d)	20,822,000	20,780,675
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	8,508,248	8,513,537
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	11,700,000	11,707,302
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	29,980,000	29,980,000
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (b)(c)(l)	213,942,750	2,474,162
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	4,954,000	4,953,086
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	2,576,000	2,581,175
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	45,505,581	45,463,061
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	21,261,276	21,241,410
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	5,225,983	5,221,099
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	3,607,019	3,603,648
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	33,555,000	33,554,980
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	8,710,000	8,709,992
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	5,436,000	5,442,785
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	982,593	971,444
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	831,019	823,636
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	365,803	364,250
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (c)(l)	24,626,375	403,498
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	588,565	588,174
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	1,158,766	1,154,136
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,596,184
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	8,962,655	8,762,794
UBS Commercial Mortgage Trust Series 2019-C18 Class ASB, 2.9872% 12/15/2052	3,198,077	3,135,972
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	14,678,994	12,630,477
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	470,000	386,159
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	58,746,457	1,039,824
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	11,005,000	10,893,698
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(c)(d)	5,200,000	5,201,837
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,576,703	2,555,957
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	14,910,313	14,789,049
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	331,383	329,428
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	54,274	53,880
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (c)(l)	1,174,586	16,749
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	37,520	37,454
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A5, 4.212% 5/15/2051	4,285,000	4,279,556
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	478,429	478,927
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (c)(l)	27,463,070	444,633
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	5,103,470	5,122,052
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class ASB, 3.933% 3/15/2052	5,366,168	5,344,320
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	3,395,834	3,362,758
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,633,741
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,286,819
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,484,214	1,457,868
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9591% 12/15/2052 (c)(l)	57,270,595	1,627,510
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	701,146	682,899
Wells Fargo Commercial Mortgage Trust Series 2020-C56 Class ASB, 2.422% 6/15/2053	1,974,755	1,904,179
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	4,475,000	4,253,515
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	16,435,000	16,402,787
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	12,289,417
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	7,200,000	7,200,298
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(d)	3,750,000	3,757,346
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	7,130,210	7,101,208
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	10,952,538	10,952,911
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1216% 5/15/2058 (c)(l)	15,986,902	704,487
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (c)(l)	40,000,000	903,684
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	8,466,000	8,510,618
TOTAL UNITED STATES		2,754,994,070
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,759,588,093)		2,754,994,070

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f)	5,999	90,840
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(m)	22,175	263,439
Cano Health LLC warrants 6/28/2029 (f)(m)	681	2,104

TOTAL UNITED STATES		265,543
TOTAL COMMON STOCKS (Cost $542,771)		356,383

Fixed-Income Funds - 49.0%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (n)	149,958,610	1,366,122,938
Fidelity Advisor New Markets Income Fund - Class Z (n)	128,556,676	1,770,225,422
Fidelity Advisor Real Estate Income Fund - Class Z (n)	134,931,905	1,655,614,480
Fidelity SAI Enhanced Core Bond Fund (n)	168,271,989	1,714,691,566
Fidelity SAI High Income Fund (n)	55,982,879	530,157,864
Fidelity SAI Inflation-Protected Bond Index Fund (n)	54,404,030	562,537,672
Fidelity SAI Intermediate Treasury Bond Index Fund (n)	403,739,707	4,045,471,865
Fidelity SAI International Credit Fund (n)	170,999,579	1,869,025,401
Fidelity SAI Long-Term Treasury Bond Index Fund (n)	346,903,727	2,404,042,827
Fidelity SAI Municipal Income Fund (n)	18,644,829	185,329,602
Fidelity SAI Short-Term Treasury Bond Index Fund (n)	28,713,398	290,866,722
Fidelity SAI Total Bond Fund (n)	2,049,989,987	18,921,407,583
Fidelity SAI U.S. Treasury Bond Index Fund (n)	623,632,668	5,606,457,689
Fidelity Sustainability Bond Index Fund (n)	2,683,812	25,415,700
Fidelity U.S. Bond Index Fund (n)	135,125,201	1,435,029,638
TOTAL FIXED-INCOME FUNDS (Cost $43,892,024,643)		42,382,396,969

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (o)	AUD	365,000	202,937
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	580,000	384,131
Canadian Government 1.5% 6/1/2031	CAD	455,000	304,020
Canadian Government 2% 6/1/2032	CAD	575,000	389,301
Canadian Government 2.75% 6/1/2033	CAD	690,000	485,524
Canadian Government 3% 6/1/2034	CAD	435,000	309,699
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,140,816
TOTAL CANADA			6,013,491
COLOMBIA - 0.1%
Colombian Republic 7.375% 4/25/2030		14,080,000	14,903,681
Colombian Republic 8% 11/14/2035		3,578,000	3,857,084
TOTAL COLOMBIA			18,760,765
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (o)	EUR	95,000	112,195
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	382,050,000	2,381,573
Japan Government 0.2% 3/1/2026	JPY	1,282,500,000	8,204,617
Japan Government Treasury Bills 0% 3/2/2026 (p)	JPY	1,000,000,000	6,393,788
TOTAL JAPAN			16,979,978
MEXICO - 0.0%
United Mexican States 3.25% 4/16/2030		1,247,000	1,179,662
United Mexican States 3.5% 2/12/2034		1,035,000	897,862
United Mexican States 4.5% 4/22/2029		3,114,000	3,126,456
United Mexican States 6% 5/13/2030		3,370,000	3,541,028
TOTAL MEXICO			8,745,008
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (o)	EUR	7,800,000	9,278,917
European Union 3.75% 10/12/2045 (o)	EUR	1,200,000	1,387,229
European Union 4% 4/4/2044 (o)	EUR	1,980,000	2,387,380
TOTAL MULTI-NATIONAL			13,053,526
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (o)	EUR	275,000	279,788
Romanian Republic 5.875% 7/11/2032 (o)	EUR	1,125,000	1,369,437
Romanian Republic 6.375% 9/18/2033 (o)	EUR	800,000	995,859
TOTAL ROMANIA			2,645,084
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,898,022)			66,512,984

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	190,000	232,665
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	15,640,000	15,616,778
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,121,391
TOTAL MUNICIPAL SECURITIES (Cost $17,035,215)		16,970,834

Non-Convertible Corporate Bonds - 12.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(o)	GBP	1,400,000	1,852,050
Commonwealth Bank of Australia 2.688% 3/11/2031 (b)		4,532,000	4,129,340
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(c)		3,723,000	3,598,885
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)		16,472,000	15,748,145
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(o)	EUR	1,000,000	1,163,688
Westpac Banking Corp 4.11% 7/24/2034 (c)		5,791,000	5,706,552
Westpac Banking Corp 5.405% 8/10/2033 (c)		12,205,000	12,668,640
			44,867,300
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	1,075,000	1,162,318
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(o)	GBP	1,405,000	1,753,481
TOTAL FINANCIALS			47,783,099

Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)		196,000	189,060
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (b)		790,000	787,540
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (b)		160,000	167,004
Glencore Funding LLC 5.186% 4/1/2030 (b)		4,520,000	4,656,388
Glencore Funding LLC 6.125% 10/6/2028 (b)		2,000,000	2,101,070
Glencore Funding LLC 6.375% 10/6/2030 (b)		5,000,000	5,404,161
Mineral Resources Ltd 7% 4/1/2031 (b)		230,000	239,056
Mineral Resources Ltd 8% 11/1/2027 (b)		2,075,000	2,121,262
			15,665,541
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,430,000	977,496
TOTAL AUSTRALIA			64,426,136
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (o)	EUR	470,000	543,273
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (o)	EUR	275,000	326,950
TOTAL AUSTRIA			870,223
BELGIUM - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	1,500,000	1,789,841
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	1,400,000	1,662,276
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.932% 10/16/2030 (b)(c)		22,400,000	22,851,953
KBC Group NV 5.796% 1/19/2029 (b)(c)		6,314,000	6,521,496
KBC Group NV 6.324% 9/21/2034 (b)(c)		9,860,000	10,805,645
			40,179,094
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	800,000	928,680
TOTAL BELGIUM			44,559,891
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		1,040,000	1,041,300
Vale Overseas Ltd 6.4% 6/28/2054		11,975,000	12,274,854

TOTAL BRAZIL			13,316,154
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		330,000	338,196
TELUS Corp 7% 10/15/2055 (c)		495,000	516,721
			854,917
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		2,876,000	2,838,041
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	7,035,958
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	8,006,750
			17,880,749
TOTAL COMMUNICATION SERVICES			18,735,666

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		1,325,000	1,262,575
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		2,190,000	2,257,918
			3,520,493
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)		1,720,000	1,715,620
TOTAL CONSUMER DISCRETIONARY			5,236,113

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)		3,940,000	3,739,483
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (b)		22,000,000	22,241,499
			25,980,982
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	8,069,782
Canadian Natural Resources Ltd 5% 12/15/2029		7,200,000	7,373,931
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	310,233
Canadian Natural Resources Ltd 6.25% 3/15/2038		8,834,000	9,487,897
Canadian Natural Resources Ltd 6.5% 2/15/2037		6,400,000	6,988,423
Cenovus Energy Inc 2.65% 1/15/2032		768,000	684,531
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,690,316
Cenovus Energy Inc 4.25% 4/15/2027		5,693,000	5,717,738
Cenovus Energy Inc 4.65% 3/20/2031		4,852,000	4,866,675
Cenovus Energy Inc 5.25% 6/15/2037		657,000	642,697
Cenovus Energy Inc 5.4% 3/20/2036		3,191,000	3,222,172
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,375,269
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,371,691
Enbridge Inc 4.9% 6/20/2030		11,871,000	12,149,693
Enbridge Inc 5.55% 6/20/2035		9,900,000	10,294,924
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,473,128
Enbridge Inc 5.95% 4/5/2054		12,809,000	13,199,621
Enbridge Inc 6% 11/15/2028		6,027,000	6,336,247
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,456,103
Enbridge Inc 7.2% 6/27/2054 (c)		5,400,000	5,787,801
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		157,000	166,517
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		8,200,000	8,262,528
			120,927,917
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(o)	EUR	3,200,000	3,731,380
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		7,090,000	7,080,455
Bank of Nova Scotia/The 4.5% 12/16/2025		2,207,000	2,207,033
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)		3,300,000	3,403,355
Royal Bank of Canada 3.125% 9/27/2031 (c)(o)	EUR	1,440,000	1,676,834
Toronto Dominion Bank 3.357% 9/22/2032 (o)	EUR	1,300,000	1,504,272
			19,603,329
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)		1,474,000	1,407,283
Empower Finance 2020 LP 3.075% 9/17/2051 (b)		3,522,000	2,330,186
Intact Financial Corp 5.459% 9/22/2032 (b)		7,368,000	7,627,162
			11,364,631
TOTAL FINANCIALS			30,967,960

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		1,970,000	2,067,596
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (b)		1,975,000	1,872,947
Open Text Corp 3.875% 2/15/2028 (b)		420,000	409,619
			2,282,566
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		820,000	822,308
Methanex Corp 5.25% 12/15/2029		90,000	90,088
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		204,000	204,748
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		970,000	1,016,069
			2,133,213
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (b)		1,020,000	1,058,079
Champion Iron Canada Inc 7.875% 7/15/2032 (b)		410,000	431,784
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		620,000	620,595
New Gold Inc 6.875% 4/1/2032 (b)		405,000	430,729
			2,541,187
TOTAL MATERIALS			4,674,400

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	7,100,101
Emera US Finance LP 3.55% 6/15/2026		9,123,000	9,082,593
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,708,254
TransAlta Corp 6.5% 3/15/2040		515,000	517,948
			21,408,896
TOTAL CANADA			232,282,096
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,138,288
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	9,135,904

TOTAL CHINA			11,274,192
COLOMBIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		995,000	924,106
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (b)		205,000	211,870

TOTAL COLOMBIA			1,135,976
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)		420,000	430,992
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (o)	EUR	400,000	380,594
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	925,000	1,071,458
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	425,000	512,494
TOTAL CONSUMER STAPLES			1,583,952

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(o)	EUR	2,840,000	3,406,238
Jyske Bank A/S 5.125% 5/1/2035 (c)(o)	EUR	665,000	816,437
			4,222,675
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (b)(e)		500,000	514,115
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (b)(e)		1,090,000	1,141,543
			1,655,658
TOTAL DENMARK			7,462,285
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		435,000	453,488
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	420,000	468,235
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	334,570
			802,805
TOTAL FINLAND			1,256,293
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (b)		1,020,382	992,759
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (o)	EUR	900,000	1,039,909
TOTAL COMMUNICATION SERVICES			2,032,668

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(o)	EUR	400,000	468,120
RCI Banque SA 5.5% 10/9/2034 (c)(o)	EUR	600,000	728,732
			1,196,852
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (o)	EUR	1,000,000	1,144,825
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		877,000	933,711
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)		7,967,000	7,938,031
BNP Paribas SA 1.904% 9/30/2028 (b)(c)		7,317,000	7,010,889
BNP Paribas SA 2.159% 9/15/2029 (b)(c)		3,350,000	3,161,347
BNP Paribas SA 2.591% 1/20/2028 (b)(c)		2,740,000	2,689,931
BNP Paribas SA 3.945% 2/18/2037 (c)(o)	EUR	2,600,000	3,023,441
BNP Paribas SA 5.786% 1/13/2033 (b)(c)		28,396,000	29,952,905
BPCE SA 2.277% 1/20/2032 (b)(c)		7,519,000	6,686,726
BPCE SA 3.116% 10/19/2032 (b)(c)		6,103,000	5,493,261
BPCE SA 4.875% 4/1/2026 (b)		7,383,000	7,392,408
BPCE SA 5.716% 1/18/2030 (b)(c)		750,000	778,374
BPCE SA 7.003% 10/19/2034 (b)(c)		1,150,000	1,292,667
Credit Agricole SA 6.251% 1/10/2035 (b)(c)		8,000,000	8,512,292
Societe Generale SA 1.488% 12/14/2026 (b)(c)		18,551,000	18,526,206
Societe Generale SA 1.792% 6/9/2027 (b)(c)		2,160,000	2,130,421
Societe Generale SA 4.677% 6/15/2027 (b)		4,831,000	4,872,116
Societe Generale SA 5.5% 4/13/2029 (b)(c)		24,956,000	25,559,187
Societe Generale SA 5.634% 1/19/2030 (b)(c)		7,780,000	8,040,113
Societe Generale SA 6.446% 1/10/2029 (b)(c)		6,850,000	7,136,933
Societe Generale SA 6.691% 1/10/2034 (b)(c)		550,000	602,076
			150,799,324
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (b)		405,000	417,488
TOTAL FINANCIALS			151,216,812

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (o)	EUR	700,000	752,218
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	1,500,000	1,965,062
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (o)	EUR	600,000	698,193
			2,663,255
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	800,000	934,805
Engie SA 4.25% 9/6/2034 (o)	EUR	600,000	727,262
Veolia Environnement SA 3.324% 6/17/2032 (o)	EUR	2,200,000	2,550,669
			4,212,736
TOTAL UTILITIES			6,875,991

TOTAL FRANCE			164,153,077
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	500,000	577,321
Schaeffler AG 5.375% 4/1/2031 (o)	EUR	400,000	488,446
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	1,500,000	1,718,190
ZF Europe Finance BV 7% 6/12/2030 (o)	EUR	400,000	483,777
ZF North America Capital Inc 6.75% 4/23/2030 (b)		435,000	422,580
ZF North America Capital Inc 6.875% 4/14/2028 (b)		630,000	642,994
ZF North America Capital Inc 6.875% 4/23/2032 (b)		220,000	209,013
			4,542,321
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)		3,394,000	3,394,367
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)		8,400,000	8,498,024
			11,892,391
TOTAL CONSUMER DISCRETIONARY			16,434,712

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (o)	EUR	675,000	814,411
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (o)	EUR	1,100,000	1,273,602
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(o)	EUR	800,000	943,814
Commerzbank AG 4.875% 10/16/2034 (c)(o)	EUR	900,000	1,093,712
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(o)	EUR	500,000	579,450
Volkswagen Bank GmbH 3.5% 6/19/2031 (o)	EUR	700,000	815,447
			3,432,423
Capital Markets - 0.1%
Deutsche Bank AG 6.125% 12/12/2030 (c)(o)	GBP	1,900,000	2,637,613
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)		2,513,000	2,466,840
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)		4,028,000	3,707,292
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		10,000,000	9,489,699
Deutsche Bank AG/New York NY 4.1% 1/13/2026		8,332,000	8,324,624
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)		8,600,000	8,724,700
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)		5,700,000	5,820,827
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		11,000,000	11,532,121
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)		11,860,000	12,063,811
			64,767,527
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (o)	EUR	1,485,000	1,644,964
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(c)		7,200,000	7,376,955
TOTAL FINANCIALS			77,221,869

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)		6,803,000	6,798,337
Bayer US Finance II LLC 4.875% 6/25/2048 (b)		5,321,000	4,505,014
Bayer US Finance LLC 6.25% 1/21/2029 (b)		5,290,000	5,556,571
Bayer US Finance LLC 6.375% 11/21/2030 (b)		1,480,000	1,582,835
Bayer US Finance LLC 6.5% 11/21/2033 (b)		11,585,000	12,544,394
Bayer US Finance LLC 6.875% 11/21/2053 (b)		16,200,000	17,528,602
			48,515,753
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (o)	EUR	900,000	1,047,610
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (f)	EUR	100,000	116,035
Accentro Real Estate AG 10% 12/30/2027	EUR	400,000	495,948
Accentro Real Estate AG 5.625% 2/13/2026 (g)(o)	EUR	1,314,000	458,172
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	800,000	928,063
Vonovia SE 3.5% 11/12/2032 (o)	EUR	1,100,000	1,269,145
			3,267,363
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	800,000	933,564
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	300,000	356,004
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	900,000	1,050,901
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	1,525,000	1,783,562
EnBW International Finance BV 5.7923% 2/26/2036 (o)	AUD	1,260,000	817,251
			4,941,282
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (b)		5,093,000	5,066,584
RWE Finance US LLC 5.875% 4/16/2034 (b)		1,581,000	1,668,182
			6,734,766
TOTAL UTILITIES			11,676,048

TOTAL GERMANY			160,251,368
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		1,210,000	1,251,423
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		6,466,000	5,998,832
Millicom International Cellular SA 5.125% 1/15/2028 (b)		801,000	796,995

TOTAL GUATEMALA			6,795,827
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.9% 4/6/2028 (b)		2,931,000	2,929,287
AIA Group Ltd 5.375% 4/5/2034 (b)		4,500,000	4,700,651
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(o)		3,700,000	3,540,786

TOTAL HONG KONG			11,170,724
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)		405,000	409,054
Financials - 0.2%
Banks - 0.0%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)		6,500,000	6,769,231
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		16,619,000	16,552,262
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,122,000	13,909,453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		31,806,000	30,790,933
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,764,858
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,442,737
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,624,296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		4,113,000	4,107,392
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,254,000	4,255,634
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	8,349,537
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,326,102
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	17,313,771
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,892,012
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	11,172,298
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,919,351
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,225,000	1,259,268
			140,679,904
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		845,000	854,490
GGAM Finance Ltd 6.875% 4/15/2029 (b)		545,000	565,508
GGAM Finance Ltd 8% 2/15/2027 (b)		390,000	398,927
			1,818,925
TOTAL FINANCIALS			149,268,060

Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (b)		6,000,000	6,315,452
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)		11,688,000	11,541,053
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)		7,747,000	7,741,485
Avolon Holdings Funding Ltd 4.9% 10/10/2030 (b)		10,000,000	10,063,275
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)		10,100,000	10,219,120
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)		14,620,000	14,882,425
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)		15,782,000	16,225,395
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)		1,754,000	1,754,756
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)		6,000,000	6,238,377
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)		14,000,000	14,507,061
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)		28,614,000	29,836,970
			123,009,917
TOTAL INDUSTRIALS			129,325,369

Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	250,000	291,962
Smurfit Kappa Treasury ULC 5.438% 4/3/2034		10,500,000	10,905,510
Smurfit Westrock Financing DAC 5.418% 1/15/2035		6,624,000	6,848,335
			18,045,807
TOTAL IRELAND			297,048,290
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		200,000	209,953
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,050,000	1,089,656

TOTAL ISRAEL			1,299,609
ITALY - 0.2%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(c)		17,320,000	16,515,613
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)		94,108,000	94,220,901
Intesa Sanpaolo SpA 6.625% 6/20/2033 (b)		805,000	890,793
UniCredit SpA 1.982% 6/3/2027 (b)(c)		6,165,000	6,095,555
			117,722,862
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 4.375% 9/30/2030 (b)		17,235,000	17,211,505
Enel Finance International NV 5% 9/30/2035 (b)		10,000,000	9,977,390
Enel Finance International NV 5.125% 6/26/2029 (b)		12,100,000	12,439,415
Enel Finance International NV 5.5% 6/26/2034 (b)		9,385,000	9,806,984
Enel Finance International NV 7.5% 10/14/2032 (b)		1,105,000	1,277,690
Enel SpA 3.375% (c)(o)(q)	EUR	671,000	780,075
			51,493,059
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (b)		977,000	1,021,219
TOTAL UTILITIES			52,514,278

TOTAL ITALY			170,237,140
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.591% 4/3/2028 (b)		3,586,000	3,387,277
NTT Finance Corp 3.678% 7/16/2033 (o)	EUR	600,000	707,129
NTT Finance Corp 4.567% 7/16/2027 (b)		3,278,000	3,302,716
NTT Finance Corp 4.62% 7/16/2028 (b)		3,778,000	3,830,710
NTT Finance Corp 4.876% 7/16/2030 (b)		9,993,000	10,209,016
NTT Finance Corp 5.171% 7/16/2032 (b)		16,350,000	16,860,135
NTT Finance Corp 5.502% 7/16/2035 (b)		6,100,000	6,374,206
			44,671,189
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (b)		4,109,000	4,187,018
Japan Tobacco Inc 5.21% 6/15/2030 (b)		10,408,000	10,831,704
Japan Tobacco Inc 5.856% 6/15/2035 (b)		8,260,000	8,870,078
			23,888,800
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)		3,276,000	3,221,936
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)		4,211,000	4,121,327
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)		4,690,000	4,757,666
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)		6,000,000	6,207,547
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)		5,448,000	5,373,305
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)		2,200,000	2,165,843
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)		1,035,000	1,038,651
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)		20,356,000	20,659,690
Mizuho Financial Group Inc 5.323% 7/8/2036 (c)		10,000,000	10,361,502
			57,907,467
TOTAL JAPAN			126,467,456
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (b)		410,000	424,662
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	1,750,264
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (o)	EUR	1,700,000	1,948,371
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	400,000	480,982
Real Estate Management & Development - 0.0%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (o)	EUR	500,000	580,427
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (o)	EUR	2,271,000	2,518,119
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (o)	EUR	1,000,000	1,145,016
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (o)	EUR	450,000	549,411
Logicor Financing Sarl 0.875% 1/14/2031 (o)	EUR	600,000	608,366
Logicor Financing Sarl 3.75% 7/14/2032 (o)	EUR	370,000	426,496
Logicor Financing Sarl 4.25% 7/18/2029 (o)	EUR	1,200,000	1,442,571
P3 Group Sarl 3.75% 4/2/2033 (o)	EUR	600,000	688,329
P3 Group Sarl 4% 4/19/2032 (o)	EUR	800,000	941,071
			8,899,806
TOTAL REAL ESTATE			11,329,159

TOTAL LUXEMBOURG			13,504,085
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	16,822,847
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,219,062
Petroleos Mexicanos 6.625% 6/15/2035		17,000,000	16,039,500
Petroleos Mexicanos 6.7% 2/16/2032		13,774,000	13,647,968
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	18,307,535
Petroleos Mexicanos 6.95% 1/28/2060		32,166,000	25,984,016
Petroleos Mexicanos 7.69% 1/23/2050		75,606,000	67,417,870

TOTAL MEXICO			159,438,798
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (o)	EUR	1,270,000	1,401,879
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	300,000	350,763
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (b)		670,000	634,778
TOTAL COMMUNICATION SERVICES			985,541

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	300,000	372,269
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)		3,516,000	3,401,718
JDE Peet's NV 2.25% 9/24/2031 (b)		2,660,000	2,326,356
			5,728,074
TOTAL CONSUMER STAPLES			6,100,343

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)		7,500,000	7,621,663
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)		17,600,000	18,313,744
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	1,100,000	1,154,086
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)		3,614,000	3,534,656
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)		6,943,000	6,901,731
Cooperatieve Rabobank UA 3.75% 7/21/2026		4,206,000	4,190,973
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(c)		1,870,000	1,982,922
ING Groep NV 1.726% 4/1/2027 (c)		1,250,000	1,239,778
ING Groep NV 3% 8/17/2031 (c)(o)	EUR	1,800,000	2,078,490
ING Groep NV 5.335% 3/19/2030 (c)		6,500,000	6,731,703
			53,749,746
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		12,141,000	10,870,141
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		5,200,000	5,014,789
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,338,000	8,412,166
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		21,120,000	21,478,355
			45,775,451
TOTAL NETHERLANDS			106,611,081
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		815,000	842,346
TGS ASA 8.5% 1/15/2030 (b)		955,000	990,212
			1,832,558
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026		380,000	378,751
TOTAL ENERGY			2,211,309

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)		3,681,000	3,634,631
DNB Bank ASA 1.605% 3/30/2028 (b)(c)		3,208,000	3,108,166
			6,742,797
TOTAL NORWAY			8,954,106
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		1,040,000	1,048,830
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		1,230,000	1,278,077
TOTAL PANAMA			2,326,907
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (o)	EUR	1,540,000	1,761,046
GTC Finance DAC 6.5% 10/15/2030 (o)	EUR	1,600,000	1,680,187

TOTAL POLAND			3,441,233
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (c)(o)	EUR	800,000	935,138
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)		894,127	947,774
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (b)		6,227,000	6,145,302
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		1,400,000	1,500,378
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,851,096
CaixaBank SA 3.625% 9/19/2032 (c)(o)	EUR	900,000	1,063,103
CaixaBank SA 5.673% 3/15/2030 (b)(c)		8,900,000	9,267,467
CaixaBank SA 6.037% 6/15/2035 (b)(c)		11,757,000	12,601,648
			34,283,692
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		4,755,000	4,646,644
TOTAL SPAIN			38,930,336
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	650,000	708,946
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.305% 2/2/2027 (b)(c)		3,100,000	3,083,696
UBS Group AG 1.494% 8/10/2027 (b)(c)		11,792,000	11,571,959
UBS Group AG 2.095% 2/11/2032 (b)(c)		7,800,000	6,941,263
UBS Group AG 3.091% 5/14/2032 (b)(c)		5,293,000	4,934,050
UBS Group AG 3.126% 8/13/2030 (b)(c)		5,359,000	5,144,492
UBS Group AG 4.125% 6/9/2033 (c)(o)	EUR	730,000	882,254
UBS Group AG 4.194% 4/1/2031 (b)(c)		43,154,000	42,850,083
UBS Group AG 4.75% 3/17/2032 (c)(o)	EUR	3,450,000	4,299,968
UBS Group AG 6.246% 9/22/2029 (b)(c)		8,000,000	8,433,648
			88,141,413
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (c)(o)		5,775,000	5,826,353
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(c)		1,000,000	1,008,247
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(o)		1,650,000	1,503,087
			8,337,687
TOTAL FINANCIALS			96,479,100

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	350,000	411,040
TOTAL SWITZERLAND			96,890,140
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		475,000	492,518
UNITED KINGDOM - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (o)	EUR	925,000	1,067,644
Virgin Media Finance PLC 5% 7/15/2030 (b)		231,000	204,440
			1,272,084
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (b)		415,000	407,468
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (b)		575,000	525,450
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (b)		340,000	338,594
			864,044
TOTAL COMMUNICATION SERVICES			2,543,596

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	894,000	998,395
Marks & Spencer PLC 3.25% 7/10/2027 (g)(o)	GBP	1,800,000	2,338,111
			3,336,506
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (o)	EUR	425,000	495,229
InterContinental Hotels Group PLC 3.375% 10/8/2028 (o)	GBP	875,000	1,124,015
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	1,260,000	1,614,794
			3,234,038
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	1,820,000	2,079,089
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)		690,000	701,682
TOTAL CONSUMER DISCRETIONARY			9,351,315

Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,903,428
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,831,763
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,194,129
BAT Capital Corp 5.834% 2/20/2031		11,500,000	12,221,705
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,862,019
BAT Capital Corp 7.75% 10/19/2032		5,978,000	7,011,142
BAT International Finance PLC 1.668% 3/25/2026		4,276,000	4,241,985
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	2,615,000	3,131,062
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,800,495
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,307,102
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (o)	EUR	545,000	685,923
Imperial Brands Finance PLC 3.875% 2/12/2034 (o)	EUR	2,325,000	2,667,062
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)		3,100,000	3,129,268
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)		8,000,000	8,321,949
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)		1,197,000	1,231,776
Reynolds American Inc 5.7% 8/15/2035		171,000	179,995
			80,720,803
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		1,280,000	1,394,397
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.279% 11/24/2027 (c)		31,514,000	30,926,357
Barclays PLC 3.543% 8/14/2031 (c)(o)	EUR	1,503,000	1,765,937
Barclays PLC 3.811% 3/10/2042 (c)		7,473,000	6,005,592
Barclays PLC 4.375% 1/12/2026		4,468,000	4,468,144
Barclays PLC 4.836% 5/9/2028		6,102,000	6,140,624
Barclays PLC 5.088% 6/20/2030 (c)		35,939,000	36,584,952
Barclays PLC 5.2% 5/12/2026		1,556,000	1,562,060
Barclays PLC 5.367% 2/25/2031 (c)		17,084,000	17,700,402
Barclays PLC 5.501% 8/9/2028 (c)		3,000,000	3,061,839
Barclays PLC 5.746% 8/9/2033 (c)		2,074,000	2,192,006
Barclays PLC 5.785% 2/25/2036 (c)		9,000,000	9,500,678
Barclays PLC 5.829% 5/9/2027 (c)		4,720,000	4,752,134
Barclays PLC 6.224% 5/9/2034 (c)		5,000,000	5,408,005
Barclays PLC 6.49% 9/13/2029 (c)		8,000,000	8,468,302
Barclays PLC 6.692% 9/13/2034 (c)		12,500,000	13,900,990
HSBC Holdings PLC 2.357% 8/18/2031 (c)		15,444,000	14,099,594
HSBC Holdings PLC 2.848% 6/4/2031 (c)		6,103,000	5,716,647
HSBC Holdings PLC 4.619% 11/6/2031 (c)		10,672,000	10,741,416
HSBC Holdings PLC 4.787% 3/10/2032 (c)(o)	EUR	1,270,000	1,581,046
HSBC Holdings PLC 4.856% 5/23/2033 (c)(o)	EUR	1,600,000	2,007,169
HSBC Holdings PLC 4.899% 3/3/2029 (c)		6,458,000	6,555,113
HSBC Holdings PLC 4.95% 3/31/2030		262,000	269,471
HSBC Holdings PLC 5.21% 8/11/2028 (c)		8,310,000	8,443,696
HSBC Holdings PLC 5.24% 5/13/2031 (c)		9,220,000	9,533,191
HSBC Holdings PLC 5.813% 5/22/2033 (c)(o)	GBP	925,000	1,274,289
HSBC Holdings PLC 6.254% 3/9/2034 (c)		200,000	219,185
HSBC Holdings PLC 8.201% 11/16/2034 (c)(o)	GBP	1,000,000	1,462,734
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,348,533
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)		12,586,000	12,611,622
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(o)	EUR	1,550,000	1,925,388
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)		5,000,000	5,080,053
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)		6,227,000	6,358,017
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)		5,700,000	5,802,642
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)		4,700,000	4,756,648
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)		6,196,000	7,245,166
NatWest Group PLC 1.642% 6/14/2027 (c)		1,207,000	1,190,573
NatWest Group PLC 3.073% 5/22/2028 (c)		9,914,000	9,772,054
NatWest Group PLC 3.632% 9/3/2034 (c)(o)	EUR	1,150,000	1,338,363
NatWest Group PLC 4.8% 4/5/2026		19,815,000	19,858,415
NatWest Group PLC 4.964% 8/15/2030 (c)		8,200,000	8,389,401
NatWest Group PLC 5.115% 5/23/2031 (c)		9,410,000	9,686,528
NatWest Group PLC 5.808% 9/13/2029 (c)		30,000,000	31,274,930
NatWest Group PLC 5.847% 3/2/2027 (c)		6,200,000	6,223,523
NatWest Group PLC 7.416% 6/6/2033 (c)(o)	GBP	850,000	1,188,368
Standard Chartered PLC 3.864% 3/17/2033 (c)(o)	EUR	900,000	1,064,652
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)		6,204,000	6,341,895
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)		5,880,000	6,035,142
Virgin Money UK PLC 7.625% 8/23/2029 (c)(o)	GBP	1,600,000	2,293,259
			367,126,745
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	1,275,000	1,486,903
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (c)(o)	EUR	500,000	590,096
Nationwide Building Society 6.557% 10/18/2027 (b)(c)		6,000,000	6,117,370
			6,707,466
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	800,000	1,225,010
TOTAL FINANCIALS			376,546,124

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		3,635,000	3,533,518
180 Medical Inc 5.3% 10/8/2035 (b)		3,926,000	3,911,389
			7,444,907
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)		11,997,000	11,617,799
BAE Systems PLC 5.25% 3/26/2031 (b)		7,319,000	7,648,370
BAE Systems PLC 5.3% 3/26/2034 (b)		11,900,000	12,413,704
BAE Systems PLC 5.5% 3/26/2054 (b)		1,703,000	1,740,839
			33,420,712
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,300,000	1,137,066
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)		1,160,591	1,070,879
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (o)	GBP	467,000	608,515
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	1,250,000	1,705,458
TOTAL INDUSTRIALS			37,942,630

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		135,000	114,818
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	500,000	672,094
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (o)	EUR	1,300,000	1,495,641
TOTAL REAL ESTATE			2,167,735

Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (o)	EUR	750,000	870,759
NGG Finance PLC 2.125% 9/5/2082 (c)(o)	EUR	1,960,000	2,237,765
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	1,050,000	1,223,687
			4,332,211
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		1,660,000	1,660,231
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		605,000	622,394
			2,282,625
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	990,000	1,358,373
Anglian Water Services Financing PLC 6.25% 9/12/2044 (o)	GBP	450,000	575,740
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	1,000,000	1,395,190
Northumbrian Water Finance PLC 5.375% 7/22/2032 (o)	GBP	700,000	932,841
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,400,000	1,625,024
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (o)	GBP	380,000	479,773
South West Water Finance PLC 5.25% 9/15/2031 (o)	GBP	1,025,000	1,367,691
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	225,000	309,064
SW Finance I PLC 6.875% 8/7/2032 (o)	GBP	1,200,000	1,649,356
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	631,000	863,616
United Utilities Water Finance PLC 3.5% 2/27/2033 (o)	EUR	825,000	954,579
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	850,000	1,156,629
Yorkshire Water Finance PLC 6% 7/22/2033 (o)	GBP	850,000	1,145,440
			13,813,316
TOTAL UTILITIES			20,428,152

TOTAL UNITED KINGDOM			538,654,477
UNITED STATES - 9.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)		2,055,000	1,980,505
AT&T Inc 1.65% 2/1/2028		2,253,000	2,142,596
AT&T Inc 2.25% 2/1/2032		8,095,000	7,139,236
AT&T Inc 2.55% 12/1/2033		18,825,000	16,151,680
AT&T Inc 2.75% 6/1/2031		7,200,000	6,635,208
AT&T Inc 3.55% 9/15/2055		11,426,000	7,830,302
AT&T Inc 3.65% 9/15/2059		2,396,000	1,633,423
AT&T Inc 3.8% 12/1/2057		10,190,000	7,238,806
AT&T Inc 4.3% 2/15/2030		7,106,000	7,145,705
AT&T Inc 4.5% 5/15/2035		2,388,000	2,319,721
AT&T Inc 4.75% 5/15/2046		41,310,000	36,720,692
AT&T Inc 5.4% 2/15/2034		5,000,000	5,222,090
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		685,000	674,477
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)		250,000	245,074
Cipher Compute LLC 7.125% 11/15/2030 (b)		380,000	386,057
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		435,000	435,588
Level 3 Financing Inc 6.875% 6/30/2033 (b)		1,840,000	1,873,832
Level 3 Financing Inc 7% 3/31/2034 (b)		115,000	117,788
Verizon Communications Inc 2.1% 3/22/2028		2,703,000	2,591,835
Verizon Communications Inc 2.355% 3/15/2032		21,895,000	19,351,612
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,759,488
Verizon Communications Inc 3% 11/20/2060		5,215,000	3,118,937
Verizon Communications Inc 3.7% 3/22/2061		7,473,000	5,195,718
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,886,776
Verizon Communications Inc 4.75% 1/15/2033		1,932,000	1,943,749
Verizon Communications Inc 4.78% 2/15/2035		7,000,000	6,944,279
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,520,491
Verizon Communications Inc 5.401% 7/2/2037 (b)		427,000	436,805
Verizon Communications Inc 5.875% 11/30/2055		22,080,000	22,285,292
Windstream Services LLC 7.5% 10/15/2033 (b)		510,000	519,017
WULF Compute LLC 7.75% 10/15/2030 (b)		1,170,000	1,209,687
			184,656,466
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,070,000	1,023,058
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,780,589
			7,803,647
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	290,000	331,712
Alphabet Inc 3.875% 5/6/2045	EUR	300,000	339,953
Alphabet Inc 4% 5/6/2054	EUR	300,000	333,257
Alphabet Inc 5.45% 11/15/2055		15,350,000	15,604,085
Alphabet Inc 5.7% 11/15/2075		15,500,000	15,941,470
Meta Platforms Inc 4.2% 11/15/2030		11,286,000	11,364,454
Meta Platforms Inc 4.6% 11/15/2032		17,381,000	17,640,824
Meta Platforms Inc 4.875% 11/15/2035		15,550,000	15,718,534
Meta Platforms Inc 5.5% 11/15/2045		15,550,000	15,555,073
Meta Platforms Inc 5.625% 11/15/2055		15,550,000	15,510,606
Meta Platforms Inc 5.75% 11/15/2065		15,550,000	15,484,049
Snap Inc 6.875% 3/1/2033 (b)		165,000	169,972
Snap Inc 6.875% 3/15/2034 (b)		625,000	638,876
			124,632,865
Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,540,000	2,288,205
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		9,205,000	8,613,049
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (b)		3,546,000	3,516,388
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	14,187,608
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	22,550,899
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		4,546,000	2,925,486
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	7,090,205
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,714,340
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		18,290,000	12,218,937
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,801,000	2,920,802
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		4,200,000	4,241,106
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	10,116,207
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		49,708,000	41,695,584
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,853,838
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035		4,300,000	4,309,775
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,624,157
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	12,940,392
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		5,000,000	4,872,635
Comcast Corp 2.937% 11/1/2056		1,612,000	935,618
Comcast Corp 2.987% 11/1/2063		6,248,000	3,486,705
Comcast Corp 3.75% 4/1/2040		1,000,000	835,868
Comcast Corp 3.999% 11/1/2049		889,000	671,853
Discovery Communications LLC 3.95% 3/20/2028		6,489,000	6,356,073
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		1,660,000	1,723,976
Nexstar Media Inc 5.625% 7/15/2027 (b)		1,435,000	1,436,118
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		10,000,000	9,468,651
Sirius XM Radio LLC 5% 8/1/2027 (b)		825,000	825,185
Sirius XM Radio LLC 5.5% 7/1/2029 (b)		400,000	402,058
TEGNA Inc 4.625% 3/15/2028		465,000	459,383
TEGNA Inc 5% 9/15/2029		115,000	113,937
Time Warner Cable LLC 4.5% 9/15/2042		2,302,000	1,795,697
Time Warner Cable LLC 5.5% 9/1/2041		23,879,000	21,164,498
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	11,842,367
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	7,204,967
Time Warner Cable LLC 6.75% 6/15/2039		3,974,000	4,046,580
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,613,238
Univision Communications Inc 8.5% 7/31/2031 (b)		935,000	967,253
Univision Communications Inc 9.375% 8/1/2032 (b)		415,000	440,548
Warnermedia Holdings Inc 3.755% 3/15/2027		1,531,000	1,514,703
Warnermedia Holdings Inc 4.279% 3/15/2032		515,000	470,581
Warnermedia Holdings Inc 5.05% 3/15/2042		2,190,000	1,751,715
			263,207,185
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,144,298
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	12,091,041
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,790,571
T-Mobile USA Inc 3.875% 4/15/2030		22,430,000	22,094,389
T-Mobile USA Inc 4.95% 11/15/2035		20,360,000	20,469,146
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,465,477
			69,054,922
TOTAL COMMUNICATION SERVICES			649,355,085

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)		325,000	326,993
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)		610,000	616,065
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)		420,000	432,002
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		335,000	348,226
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		460,000	471,871
Patrick Industries Inc 6.375% 11/1/2032 (b)		825,000	844,955
			3,040,112
Automobiles - 0.1%
American Honda Finance Corp 5.05% 8/20/2031	GBP	1,050,000	1,403,064
Ford Motor Co 3.25% 2/12/2032		6,850,000	6,017,159
General Motors Co 5% 4/1/2035		1,419,000	1,402,390
General Motors Co 5.2% 4/1/2045		1,619,000	1,471,913
General Motors Co 5.4% 4/1/2048		654,000	601,017
General Motors Co 5.6% 10/15/2032		3,114,000	3,267,007
General Motors Co 5.95% 4/1/2049		3,089,000	3,031,257
General Motors Financial Co Inc 1.25% 1/8/2026		5,114,000	5,097,621
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,382,818
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,841,691
General Motors Financial Co Inc 4.2% 10/27/2028		4,022,000	4,024,420
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	6,961,835
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,502,310
General Motors Financial Co Inc 5.45% 7/15/2030		3,000,000	3,121,445
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,811,605
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	11,007,846
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,967,850
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,413,078
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)		70,000	64,325
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)		115,000	114,024
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (b)		850,000	842,394
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		410,000	392,836
Stellantis Finance US Inc 2.691% 9/15/2031 (b)		11,641,000	10,111,333
Stellantis Finance US Inc 5.75% 3/18/2030 (b)		9,868,000	10,133,213
Thor Industries Inc 4% 10/15/2029 (b)		660,000	631,655
			106,616,106
Broadline Retail - 0.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (b)		325,000	341,958
Match Group Holdings II LLC 3.625% 10/1/2031 (b)		465,000	425,545
Match Group Holdings II LLC 4.125% 8/1/2030 (b)		530,000	501,930
Nordstrom Inc 4.375% 4/1/2030		405,000	380,693
Wayfair LLC 6.75% 11/15/2032 (b)		270,000	275,495
Wayfair LLC 7.25% 10/31/2029 (b)		395,000	410,898
Wayfair LLC 7.75% 9/15/2030 (b)		1,745,000	1,859,779
			4,196,298
Diversified Consumer Services - 0.0%
Cornell University 4.169% 6/15/2030		2,500,000	2,520,530
Cornell University 4.733% 6/15/2035		3,734,000	3,786,028
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,921,386
Service Corp International/US 4% 5/15/2031		665,000	634,864
Service Corp International/US 5.125% 6/1/2029		1,035,000	1,037,717
Service Corp International/US 5.75% 10/15/2032		820,000	836,739
Sotheby's 7.375% 10/15/2027 (b)		1,550,000	1,543,163
			13,280,427
Hotels, Restaurants & Leisure - 0.0%
Acushnet Co 5.625% 12/1/2033 (b)		275,000	277,137
Aramark Services Inc 5% 2/1/2028 (b)		975,000	975,582
Caesars Entertainment Inc 6% 10/15/2032 (b)		260,000	248,048
Caesars Entertainment Inc 6.5% 2/15/2032 (b)		1,475,000	1,500,299
Carnival Corp 5.75% 3/15/2030 (b)		405,000	416,246
Carnival Corp 5.75% 8/1/2032 (b)		330,000	338,287
Carnival Corp 5.875% 6/15/2031 (b)		810,000	834,017
Carnival Corp 6.125% 2/15/2033 (b)		4,070,000	4,192,462
Churchill Downs Inc 6.75% 5/1/2031 (b)		810,000	835,439
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		1,000,000	932,646
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		660,000	613,327
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		1,370,000	1,308,458
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)		1,245,000	1,276,113
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		500,000	512,081
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)		435,000	417,961
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		980,000	998,128
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		164,000	163,976
Life Time Inc 6% 11/15/2031 (b)		915,000	933,101
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	1,225,000	1,438,934
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		905,000	924,965
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		690,000	710,436
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		430,000	444,941
Viking Cruises Ltd 5.875% 10/15/2033 (b)		1,060,000	1,077,185
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (b)		850,000	836,536
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)		455,000	465,260
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)		505,000	545,572
Yum! Brands Inc 3.625% 3/15/2031		3,568,000	3,382,464
			26,599,601
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (b)		450,000	427,510
Century Communities Inc 6.625% 9/15/2033 (b)		420,000	425,900
LGI Homes Inc 7% 11/15/2032 (b)		1,360,000	1,332,355
LGI Homes Inc 8.75% 12/15/2028 (b)		445,000	463,615
Somnigroup International Inc 3.875% 10/15/2031 (b)		880,000	823,339
Somnigroup International Inc 4% 4/15/2029 (b)		590,000	574,484
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	743,779
TopBuild Corp 4.125% 2/15/2032 (b)		1,170,000	1,115,563
TopBuild Corp 5.625% 1/31/2034 (b)		680,000	689,283
Whirlpool Corp 6.125% 6/15/2030		230,000	232,313
Whirlpool Corp 6.5% 6/15/2033		1,025,000	1,018,580
			7,846,721
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029		10,500,000	10,836,986
Mattel Inc 5% 11/17/2030		2,829,000	2,854,402
			13,691,388
Specialty Retail - 0.2%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	2,945,945
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,417,940
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		175,000	171,657
Asbury Automotive Group Inc 5% 2/15/2032 (b)		785,000	764,028
AutoNation Inc 1.95% 8/1/2028		7,691,000	7,240,269
AutoNation Inc 2.4% 8/1/2031		23,196,000	20,476,672
AutoNation Inc 4.75% 6/1/2030		1,430,000	1,444,466
AutoZone Inc 4% 4/15/2030		19,121,000	18,968,743
AutoZone Inc 5.165% 6/15/2030		1,476,000	1,527,789
AutoZone Inc 6.25% 11/1/2028		8,000,000	8,478,955
Bath & Body Works Inc 6.625% 10/1/2030 (b)		710,000	721,471
Bath & Body Works Inc 6.875% 11/1/2035		885,000	885,872
Group 1 Automotive Inc 6.375% 1/15/2030 (b)		1,215,000	1,248,155
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	15,951,974
Home Depot Inc/The 5.95% 4/1/2041		527,000	569,113
LBM Acquisition LLC 9.5% 6/15/2031 (b)		415,000	427,749
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,619,372
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,717,673
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,659,979
Lowe's Cos Inc 5.625% 4/15/2053		4,017,000	3,974,185
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	192,775
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)		370,000	377,369
			116,782,151
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		830,000	765,170
Levi Strauss & Co 3.5% 3/1/2031 (b)		555,000	517,273
Ralph Lauren Corp 5% 6/15/2032		7,300,000	7,502,554
Tapestry Inc 3.05% 3/15/2032		45,138,000	41,054,683
			49,839,680
TOTAL CONSUMER DISCRETIONARY			341,892,484

Consumer Staples - 0.2%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	5,053,936
Consumer Staples Distribution & Retail - 0.1%
7-Eleven Inc 0.95% 2/10/2026 (b)		797,000	791,888
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		1,415,000	1,356,593
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		410,000	409,695
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		580,000	575,631
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)		380,000	385,193
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (b)		300,000	302,418
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		395,000	409,027
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)		880,000	895,770
C&S Group Enterprises LLC 5% 12/15/2028 (b)		330,000	306,512
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,725,046
Dollar General Corp 4.625% 11/1/2027		2,000,000	2,015,724
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,713,693
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,966,708
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		885,000	924,584
Mars Inc 4.8% 3/1/2030 (b)		17,853,000	18,288,278
Mars Inc 5% 3/1/2032 (b)		13,403,000	13,851,555
Mars Inc 5.2% 3/1/2035 (b)		36,002,000	37,248,290
Mars Inc 5.65% 5/1/2045 (b)		1,556,000	1,592,146
Mars Inc 5.7% 5/1/2055 (b)		3,104,000	3,164,039
Mars Inc 5.8% 5/1/2065 (b)		388,000	398,409
Performance Food Group Inc 4.25% 8/1/2029 (b)		845,000	829,651
Performance Food Group Inc 6.125% 9/15/2032 (b)		1,215,000	1,249,982
US Foods Inc 4.625% 6/1/2030 (b)		130,000	128,291
US Foods Inc 5.75% 4/15/2033 (b)		1,785,000	1,817,129
US Foods Inc 7.25% 1/15/2032 (b)		560,000	590,018
			104,936,270
Food Products - 0.0%
Bunge Ltd Finance Corp 4.9% 4/21/2027		8,282,000	8,372,127
Darling Ingredients Inc 5.25% 4/15/2027 (b)		410,000	410,093
Darling Ingredients Inc 6% 6/15/2030 (b)		815,000	827,622
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		395,000	415,504
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		760,000	813,949
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		1,325,000	1,268,203
Lamb Weston Holdings Inc 4.875% 5/15/2028 (b)		415,000	415,216
Pilgrim's Pride Corp 3.5% 3/1/2032		1,050,000	971,130
Pilgrim's Pride Corp 4.25% 4/15/2031		475,000	462,687
Post Holdings Inc 4.625% 4/15/2030 (b)		520,000	506,487
Post Holdings Inc 6.25% 2/15/2032 (b)		515,000	531,772
Smithfield Foods Inc 3% 10/15/2030 (b)		1,317,000	1,216,383
			16,211,173
Household Products - 0.0%
Central Garden & Pet Co 4.125% 4/30/2031 (b)		445,000	420,097
Resideo Funding Inc 6.5% 7/15/2032 (b)		205,000	209,870
			629,967
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		790,000	814,876
Tobacco - 0.1%
Altria Group Inc 4.8% 2/14/2029		2,374,000	2,414,319
Philip Morris International Inc 3.25% 6/6/2032	EUR	2,575,000	2,967,889
Philip Morris International Inc 4% 10/29/2030		11,100,000	11,000,216
Philip Morris International Inc 4.25% 10/29/2032		11,080,000	10,930,432
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	1,053,496
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,405,549
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,385,688
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	6,220,853
			46,378,442
TOTAL CONSUMER STAPLES			174,024,664

Energy - 0.9%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		1,010,000	1,040,021
Kodiak Gas Services LLC 6.5% 10/1/2033 (b)		340,000	346,818
Kodiak Gas Services LLC 6.75% 10/1/2035 (b)		505,000	518,880
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)		555,000	578,651
Nabors Industries Ltd 7.5% 1/15/2028 (b)		450,000	450,581
Transocean International Ltd 7.875% 10/15/2032 (b)		120,000	125,089
Transocean International Ltd 8.25% 5/15/2029 (b)		860,000	874,807
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)		477,000	481,275
Valaris Ltd 8.375% 4/30/2030 (b)		325,000	339,060
WBI Operating LLC 6.25% 10/15/2030 (b)		550,000	550,220
WBI Operating LLC 6.5% 10/15/2033 (b)		550,000	549,733
			5,855,135
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (b)		550,000	552,719
California Resources Corp 8.25% 6/15/2029 (b)		605,000	632,996
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		750,000	719,349
CNX Resources Corp 7.25% 3/1/2032 (b)		785,000	818,636
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (b)		11,933,000	11,958,852
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)		8,090,000	8,248,948
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)		5,000,000	5,206,318
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)		5,090,000	4,901,975
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		8,337,000	8,851,015
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)		7,300,000	7,273,557
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		11,691,000	12,554,434
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		10,495,000	11,255,583
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		6,291,000	6,787,725
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		3,766,000	4,153,723
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		535,000	530,635
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		1,195,000	1,294,508
CVR Energy Inc 8.5% 1/15/2029 (b)		750,000	771,353
DBR Land Holdings LLC 6.25% 12/1/2030 (b)		505,000	511,469
DCP Midstream Operating LP 5.125% 5/15/2029		8,391,000	8,589,166
DCP Midstream Operating LP 5.6% 4/1/2044		2,894,000	2,808,671
DCP Midstream Operating LP 6.75% 9/15/2037 (b)		1,198,000	1,310,675
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)		545,000	558,336
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		1,020,000	1,069,119
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,286,400
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,211,357
Energy Transfer LP 3.75% 5/15/2030		40,278,000	39,294,220
Energy Transfer LP 4.95% 6/15/2028		3,824,000	3,890,392
Energy Transfer LP 5% 5/15/2050		16,985,000	14,442,857
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,638,626
Energy Transfer LP 5.25% 7/1/2029		5,392,000	5,564,828
Energy Transfer LP 5.4% 10/1/2047		1,092,000	994,449
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,310,618
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,912,342
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,667,955
Energy Transfer LP 6% 6/15/2048		201,000	197,335
Energy Transfer LP 6.5% 2/15/2056 (c)		635,000	626,020
Energy Transfer LP 6.75% 2/15/2056 (c)		210,000	208,962
EQT Corp 3.625% 5/15/2031 (b)		5,400,000	5,092,234
EQT Corp 3.9% 10/1/2027		773,000	768,386
EQT Corp 5.7% 4/1/2028		2,186,000	2,257,236
EQT Corp 5.75% 2/1/2034		23,624,000	24,885,482
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)		13,350,000	13,978,299
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		155,000	157,425
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)		8,514,000	8,773,926
Harvest Midstream I LP 7.5% 5/15/2032 (b)		1,190,000	1,236,564
Hess Corp 4.3% 4/1/2027		8,399,000	8,429,322
Hess Corp 5.6% 2/15/2041		4,709,000	4,930,928
Hess Corp 5.8% 4/1/2047		11,931,000	12,446,879
Hess Corp 7.125% 3/15/2033		1,403,000	1,639,469
Hess Corp 7.3% 8/15/2031		3,686,000	4,265,964
Hess Corp 7.875% 10/1/2029		8,241,000	9,370,672
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		1,235,000	1,247,874
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		1,355,000	1,402,126
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (b)		170,000	159,938
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (b)		555,000	536,779
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (b)		200,000	205,050
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (b)		470,000	481,820
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		595,000	628,015
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	18,521,406
Kinetik Holdings LP 5.875% 6/15/2030 (b)		445,000	448,547
Kinetik Holdings LP 6.625% 12/15/2028 (b)		1,095,000	1,126,464
Matador Resources Co 6.25% 4/15/2033 (b)		710,000	709,044
Matador Resources Co 6.5% 4/15/2032 (b)		730,000	741,368
MPLX LP 1.75% 3/1/2026		1,690,000	1,679,175
MPLX LP 4% 3/15/2028		3,724,000	3,713,455
MPLX LP 4.8% 2/15/2029		1,376,000	1,398,076
MPLX LP 4.95% 9/1/2032		13,900,000	14,011,402
MPLX LP 5% 3/1/2033		7,000,000	7,066,969
MPLX LP 5.5% 2/15/2049		4,129,000	3,831,999
Murphy Oil USA Inc 3.75% 2/15/2031 (b)		1,130,000	1,059,415
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)		750,000	729,900
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		605,000	618,610
Occidental Petroleum Corp 5.2% 8/1/2029		21,326,000	21,857,273
Occidental Petroleum Corp 5.375% 1/1/2032		28,900,000	29,587,589
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	7,129,206
Occidental Petroleum Corp 6.125% 1/1/2031		30,000,000	31,750,920
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,591,433
Occidental Petroleum Corp 6.6% 3/15/2046		4,886,000	5,086,145
Occidental Petroleum Corp 7.5% 5/1/2031		6,910,000	7,793,734
ONEOK Inc 4.25% 9/24/2027		7,582,000	7,599,835
ONEOK Inc 4.4% 10/15/2029		8,121,000	8,146,292
ONEOK Inc 4.75% 10/15/2031		15,795,000	15,868,255
ONEOK Inc 5.65% 9/1/2034		10,746,000	11,123,254
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,516,591
Ovintiv Inc 7.375% 11/1/2031		648,000	724,810
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,317,367
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		1,560,000	1,536,468
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		855,000	898,769
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		445,000	446,113
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		890,000	912,181
Permian Resources Operating LLC 7% 1/15/2032 (b)		1,100,000	1,145,375
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,415,000	10,113,318
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		10,658,000	10,335,374
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031		8,697,000	8,754,553
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036		12,797,000	13,002,369
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,803,926
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		345,000	361,969
Rockies Express Pipeline LLC 6.875% 4/15/2040 (b)		105,000	109,158
Rockies Express Pipeline LLC 7.5% 7/15/2038 (b)		360,000	389,926
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,712,690
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	469,172
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		340,000	333,228
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,335,000	1,339,242
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		1,005,000	1,006,581
Sunoco LP 5.625% 3/15/2031 (b)		630,000	633,584
Sunoco LP 5.875% 3/15/2034 (b)		420,000	422,706
Sunoco LP 6.25% 7/1/2033 (b)		200,000	205,424
Sunoco LP 6.625% 8/15/2032 (b)		1,120,000	1,154,644
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		930,000	926,900
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		270,000	266,853
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (b)		340,000	340,402
Targa Resources Corp 4.35% 1/15/2029		5,296,000	5,313,818
Targa Resources Corp 4.9% 9/15/2030		9,737,000	9,931,220
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,545,773
Targa Resources Corp 5.55% 8/15/2035		10,800,000	11,098,458
Targa Resources Corp 5.65% 2/15/2036		20,671,000	21,360,705
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	267,015
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (b)		12,626,000	12,836,291
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (b)		235,000	205,747
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (b)		160,000	161,561
Venture Global LNG Inc 7% 1/15/2030 (b)		1,150,000	1,128,145
Venture Global LNG Inc 8.125% 6/1/2028 (b)		505,000	517,258
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		820,000	848,128
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		820,000	859,477
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		965,000	1,051,537
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		940,000	1,047,244
Western Gas Partners LP 4.05% 2/1/2030 (g)		20,164,000	19,830,571
Western Gas Partners LP 4.65% 7/1/2026		1,823,000	1,824,971
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,247,472
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,519,727
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,670,434
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,868,113
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	7,002,501
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	17,374,933
Williams Cos Inc/The 4.625% 6/30/2030		5,876,000	5,943,083
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	22,508,301
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,362,355
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	9,081,290
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,792,582
Williams Cos Inc/The 5.3% 9/30/2035		8,000,000	8,192,889
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,778,482
			801,040,051
TOTAL ENERGY			806,895,186

Financials - 3.9%
Banks - 2.0%
Bank of America Corp 1.734% 7/22/2027 (c)		25,000,000	24,610,998
Bank of America Corp 1.898% 7/23/2031 (c)		6,975,000	6,288,135
Bank of America Corp 2.299% 7/21/2032 (c)		50,000,000	44,851,949
Bank of America Corp 2.496% 2/13/2031 (c)		6,724,000	6,283,382
Bank of America Corp 2.592% 4/29/2031 (c)		15,184,000	14,196,624
Bank of America Corp 2.884% 10/22/2030 (c)		8,000,000	7,635,608
Bank of America Corp 2.972% 2/4/2033 (c)		38,682,000	35,557,368
Bank of America Corp 3.194% 7/23/2030 (c)		10,561,000	10,225,768
Bank of America Corp 3.97% 3/5/2029 (c)		3,624,000	3,618,267
Bank of America Corp 3.974% 2/7/2030 (c)		2,345,000	2,334,749
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,917,936
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,302,757
Bank of America Corp 4.271% 7/23/2029 (c)		6,107,000	6,145,257
Bank of America Corp 4.376% 4/27/2028 (c)		3,650,000	3,663,128
Bank of America Corp 4.571% 4/27/2033 (c)		8,718,000	8,754,059
Bank of America Corp 4.623% 5/9/2029 (c)		38,563,000	39,089,194
Bank of America Corp 4.948% 7/22/2028 (c)		5,000,000	5,070,327
Bank of America Corp 5.015% 7/22/2033 (c)		35,614,000	36,642,911
Bank of America Corp 5.162% 1/24/2031 (c)		8,600,000	8,920,514
Bank of America Corp 5.288% 4/25/2034 (c)		17,000,000	17,712,959
Bank of America Corp 5.468% 1/23/2035 (c)		29,000,000	30,500,518
Bank of America Corp 5.819% 9/15/2029 (c)		19,000,000	19,861,589
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,458,362
Citibank NA 5.803% 9/29/2028		8,000,000	8,396,999
Citigroup Inc 3.07% 2/24/2028 (c)		13,000,000	12,835,344
Citigroup Inc 4.075% 4/23/2029 (c)		4,606,000	4,603,391
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,910,597
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	600,000	709,167
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,769,076
Citigroup Inc 4.412% 3/31/2031 (c)		40,428,000	40,558,535
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,550,182
Citigroup Inc 4.6% 3/9/2026		17,445,000	17,464,162
Citigroup Inc 4.786% 3/4/2029 (c)		4,400,000	4,462,200
Citigroup Inc 5.3% 5/6/2044		9,501,000	9,271,455
Citigroup Inc 6.174% 5/25/2034 (c)		14,215,000	15,187,785
Citigroup Inc 6.27% 11/17/2033 (c)		17,166,000	18,808,084
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	10,025,668
Citizens Financial Group Inc 5.253% 3/5/2031 (c)		8,950,000	9,176,338
Citizens Financial Group Inc 5.718% 7/23/2032 (c)		15,200,000	15,942,292
Citizens Financial Group Inc 5.841% 1/23/2030 (c)		6,700,000	6,981,004
Citizens Financial Group Inc 6.645% 4/25/2035 (c)		12,968,000	14,282,005
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,669,678
First-Citizens Bank & Trust Co 6.125% 3/9/2028		40,920,000	42,437,916
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)		4,490,000	3,889,385
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)		3,628,000	3,646,094
JPMorgan Chase & Co 2.069% 6/1/2029 (c)		7,286,000	6,952,315
JPMorgan Chase & Co 2.522% 4/22/2031 (c)		4,724,000	4,411,748
JPMorgan Chase & Co 2.58% 4/22/2032 (c)		1,300,000	1,193,845
JPMorgan Chase & Co 2.739% 10/15/2030 (c)		9,341,000	8,875,423
JPMorgan Chase & Co 2.947% 2/24/2028 (c)		6,239,000	6,154,429
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		11,536,000	10,891,451
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		9,341,000	8,621,211
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(o)	EUR	750,000	890,739
JPMorgan Chase & Co 4.25% 10/1/2027		3,379,000	3,402,858
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		50,039,000	50,549,448
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		17,730,000	18,019,776
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		115,454,000	118,544,133
JPMorgan Chase & Co 4.946% 10/22/2035 (c)		13,540,000	13,795,065
JPMorgan Chase & Co 4.995% 7/22/2030 (c)		7,000,000	7,202,769
JPMorgan Chase & Co 5.012% 1/23/2030 (c)		13,500,000	13,860,990
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		14,073,000	14,594,950
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		11,000,000	11,342,405
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		20,000,000	20,995,775
JPMorgan Chase & Co 5.502% 1/24/2036 (c)		7,000,000	7,394,843
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		16,715,000	17,755,873
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		65,636,000	70,069,579
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		30,780,000	30,832,142
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		46,326,000	46,579,372
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)		6,130,000	6,235,133
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		13,500,000	13,774,241
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)		15,132,000	15,557,959
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)		6,900,000	7,154,766
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)		7,000,000	7,361,482
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)		7,240,000	7,506,177
Santander Holdings USA Inc 2.49% 1/6/2028 (c)		5,300,000	5,191,951
Truist Financial Corp 4.123% 6/6/2028 (c)		2,000,000	2,003,299
Truist Financial Corp 5.071% 5/20/2031 (c)		11,367,000	11,699,064
Truist Financial Corp 5.122% 1/26/2034 (c)		4,235,000	4,325,018
Truist Financial Corp 5.435% 1/24/2030 (c)		6,300,000	6,539,535
Truist Financial Corp 5.711% 1/24/2035 (c)		15,000,000	15,862,377
Wells Fargo & Co 2.879% 10/30/2030 (c)		9,400,000	8,961,195
Wells Fargo & Co 3.068% 4/30/2041 (c)		7,784,000	6,146,935
Wells Fargo & Co 3.526% 3/24/2028 (c)		25,667,000	25,480,769
Wells Fargo & Co 4.3% 7/22/2027		28,701,000	28,822,776
Wells Fargo & Co 4.478% 4/4/2031 (c)		19,300,000	19,510,334
Wells Fargo & Co 4.897% 7/25/2033 (c)		106,510,000	108,953,202
Wells Fargo & Co 4.97% 4/23/2029 (c)		7,235,000	7,376,931
Wells Fargo & Co 5.15% 4/23/2031 (c)		29,061,000	30,096,860
Wells Fargo & Co 5.244% 1/24/2031 (c)		31,390,000	32,617,103
Wells Fargo & Co 5.389% 4/24/2034 (c)		8,000,000	8,386,466
Wells Fargo & Co 5.499% 1/23/2035 (c)		25,000,000	26,288,092
Wells Fargo & Co 5.557% 7/25/2034 (c)		18,660,000	19,764,450
Wells Fargo & Co 5.574% 7/25/2029 (c)		25,500,000	26,428,400
Wells Fargo & Co 5.605% 4/23/2036 (c)		16,834,000	17,854,257
Wells Fargo & Co 6.303% 10/23/2029 (c)		12,800,000	13,553,764
			1,628,603,391
Capital Markets - 0.8%
Athene Global Funding 1.73% 10/2/2026 (b)		4,975,000	4,875,253
Athene Global Funding 2.5% 3/24/2028 (b)		6,975,000	6,664,036
Athene Global Funding 2.646% 10/4/2031 (b)		3,414,000	3,019,932
Athene Global Funding 4.721% 10/8/2029 (b)		7,000,000	7,001,935
Athene Global Funding 5.339% 1/15/2027 (b)		26,112,000	26,449,902
Athene Global Funding 5.516% 3/25/2027 (b)		7,800,000	7,912,635
Athene Global Funding 5.583% 1/9/2029 (b)		18,210,000	18,726,048
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)		1,245,000	780,709
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)		4,614,000	3,349,575
Blackstone Private Credit Fund 4.875% 4/14/2026 (o)	GBP	1,155,000	1,527,931
Charles Schwab Corp/The 4.343% 11/14/2031 (c)		5,000,000	5,012,963
Equitable America Global Funding 4.65% 6/9/2028 (b)		3,603,000	3,642,359
Equitable America Global Funding 4.95% 6/9/2030 (b)		16,856,000	17,202,588
GA Global Funding Trust 5.4% 1/13/2030 (b)		13,580,000	13,963,383
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		29,132,000	26,196,011
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		40,000,000	37,021,563
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)		3,138,000	3,158,461
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)		18,000,000	19,137,070
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	67,122,342
Hightower Holding LLC 6.75% 4/15/2029 (b)		1,385,000	1,386,411
Intercontinental Exchange Inc 3.625% 9/1/2028		6,900,000	6,833,467
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,763,082
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		155,000	152,537
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		1,670,000	1,698,868
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		575,000	601,380
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		270,000	256,464
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)		205,000	200,070
LPL Holdings Inc 4.9% 4/3/2028		3,189,000	3,234,438
Morgan Stanley 1.794% 2/13/2032 (c)		7,317,000	6,448,824
Morgan Stanley 2.239% 7/21/2032 (c)		4,900,000	4,370,169
Morgan Stanley 2.475% 1/21/2028 (c)		5,000,000	4,907,315
Morgan Stanley 2.699% 1/22/2031 (c)		6,227,000	5,850,288
Morgan Stanley 3.622% 4/1/2031 (c)		47,370,000	46,187,822
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	800,000	952,692
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	478,730
Morgan Stanley 4.21% 4/20/2028 (c)		6,115,000	6,124,358
Morgan Stanley 4.654% 10/18/2030 (c)		29,950,000	30,391,968
Morgan Stanley 4.889% 7/20/2033 (c)		49,499,000	50,670,661
Morgan Stanley 4.994% 4/12/2029 (c)		11,745,000	11,979,418
Morgan Stanley 5.164% 4/20/2029 (c)		16,000,000	16,380,853
Morgan Stanley 5.192% 4/17/2031 (c)		14,386,000	14,889,511
Morgan Stanley 5.23% 1/15/2031 (c)		8,629,000	8,925,167
Morgan Stanley 5.424% 7/21/2034 (c)		23,551,000	24,687,194
Morgan Stanley 5.449% 7/20/2029 (c)		16,012,000	16,548,004
Morgan Stanley 5.664% 4/17/2036 (c)		10,117,000	10,740,081
Morgan Stanley 6.342% 10/18/2033 (c)		39,945,000	44,120,544
MSCI Inc 5.15% 3/15/2036		22,955,000	22,927,019
MSCI Inc 5.25% 9/1/2035		16,672,000	16,858,400
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,182,590
Nasdaq Inc 6.1% 6/28/2063		6,000,000	6,309,198
Nuveen LLC 5.55% 1/15/2030 (b)		16,339,000	17,078,592
Nuveen LLC 5.85% 4/15/2034 (b)		4,000,000	4,233,601
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,843,480
Sammons Financial Group Global Funding 4.95% 6/12/2030 (b)		20,600,000	20,925,332
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)		5,760,000	5,850,913
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)		15,100,000	15,552,542
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		895,000	939,318
			709,245,997
Consumer Finance - 0.4%
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,778,880
Ally Financial Inc 7.1% 11/15/2027		17,330,000	18,148,483
Ally Financial Inc 8% 11/1/2031		6,129,000	6,974,691
American Express Co 4.918% 7/20/2033 (c)		6,899,000	7,067,453
American Express Co 5.085% 1/30/2031 (c)		7,596,000	7,855,314
Capital One Financial Corp 1.878% 11/2/2027 (c)		5,931,000	5,803,916
Capital One Financial Corp 2.359% 7/29/2032 (c)		8,448,000	7,383,742
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,200,000	11,845,106
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,580,407
Capital One Financial Corp 3.8% 1/31/2028		8,177,000	8,133,359
Capital One Financial Corp 4.1% 2/9/2027		13,375,000	13,364,874
Capital One Financial Corp 4.5% 1/30/2026		6,750,000	6,750,000
Capital One Financial Corp 4.927% 5/10/2028 (c)		6,900,000	6,972,494
Capital One Financial Corp 5.247% 7/26/2030 (c)		19,853,000	20,459,235
Capital One Financial Corp 5.7% 2/1/2030 (c)		1,100,000	1,145,431
Capital One Financial Corp 6.312% 6/8/2029 (c)		12,000,000	12,600,500
Capital One Financial Corp 7.624% 10/30/2031 (c)		22,914,000	25,928,505
Encore Capital Group Inc 6.625% 4/15/2031 (b)		425,000	424,870
Ford Motor Credit Co LLC 2.7% 8/10/2026		5,665,000	5,590,524
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,573,010
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	15,451,136
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	19,138,326
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	700,000	832,825
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	20,259,022
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,590,090
Ford Motor Credit Co LLC 5.875% 11/7/2029		19,900,000	20,357,801
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	725,000	976,469
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,249,454
Ford Motor Credit Co LLC 6.95% 3/6/2026		195,000	195,866
Navient Corp 6.75% 6/15/2026		1,050,000	1,061,128
OneMain Finance Corp 3.5% 1/15/2027		840,000	829,044
OneMain Finance Corp 3.875% 9/15/2028		650,000	630,807
OneMain Finance Corp 6.125% 5/15/2030		500,000	508,040
OneMain Finance Corp 6.625% 5/15/2029		240,000	248,345
OneMain Finance Corp 6.75% 3/15/2032		1,190,000	1,216,225
PRA Group Inc 5% 10/1/2029 (b)		450,000	416,105
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)		6,099,000	6,143,145
Stellantis Financial Services US Corp 5.4% 9/15/2030 (b)		6,780,000	6,842,918
Synchrony Financial 3.95% 12/1/2027		6,658,000	6,603,030
			310,930,570
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)		10,500,000	10,621,717
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)		12,185,000	12,468,989
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,860,436
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	6,272,260
Aviation Capital Group LLC 6.25% 4/15/2028 (b)		6,500,000	6,761,659
Aviation Capital Group LLC 6.75% 10/25/2028 (b)		6,500,000	6,904,115
Block Inc 2.75% 6/1/2026		465,000	461,093
Block Inc 3.5% 6/1/2031		620,000	581,597
Block Inc 5.625% 8/15/2030 (b)		390,000	397,384
Block Inc 6% 8/15/2033 (b)		310,000	318,604
Block Inc 6.5% 5/15/2032		1,195,000	1,248,863
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,873,430
Corebridge Financial Inc 3.85% 4/5/2029		600,000	590,882
Corebridge Financial Inc 3.9% 4/5/2032		24,473,000	23,263,702
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,935,103
Corebridge Financial Inc 6.05% 9/15/2033		5,916,000	6,298,019
Corebridge Global Funding 4.9% 12/3/2029 (b)		1,750,000	1,788,583
Corebridge Global Funding 5.9% 9/19/2028 (b)		18,426,000	19,266,558
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)		425,000	430,396
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)		425,000	429,739
Equitable Holdings Inc 4.35% 4/20/2028		1,898,000	1,905,096
Equitable Holdings Inc 4.572% 2/15/2029 (b)		1,989,000	2,000,430
Equitable Holdings Inc 5% 4/20/2048		10,215,000	9,250,619
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,780,165
Fiserv Inc 4.55% 2/15/2031		31,900,000	31,662,126
Fiserv Inc 5.25% 8/11/2035		6,600,000	6,621,876
Global Payments Inc 4.5% 11/15/2028		18,245,000	18,305,932
Global Payments Inc 4.875% 11/15/2030		15,550,000	15,586,463
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		920,000	922,300
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		273,000	272,738
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		810,000	816,043
Jackson Financial Inc 3.125% 11/23/2031		3,030,000	2,761,731
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,412,299
Jackson Financial Inc 5.67% 6/8/2032		14,050,000	14,566,600
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029		6,524,000	6,287,504
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		21,344,000	19,303,394
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		24,530,000	22,984,939
NFE Financing LLC 12% 11/15/2029 (b)(r)		294,395	74,600
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		835,000	860,407
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)		605,000	631,585
Pine Street Trust II 5.568% 2/15/2049 (b)		7,700,000	7,322,692
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,536,393
Rocket Cos Inc 6.125% 8/1/2030 (b)		1,025,000	1,064,014
Rocket Cos Inc 6.375% 8/1/2033 (b)		1,430,000	1,497,450
Rocket Cos Inc 6.5% 8/1/2029 (b)		670,000	694,986
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (b)		1,055,000	1,019,004
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		520,000	540,494
UWM Holdings LLC 6.25% 3/15/2031 (b)		425,000	426,879
UWM Holdings LLC 6.625% 2/1/2030 (b)		1,005,000	1,021,283
Voya Financial Inc 4.7% 1/23/2048 (c)		3,132,000	2,961,729
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		400,000	411,135
WEX Inc 6.5% 3/15/2033 (b)		820,000	836,330
			298,112,365
Insurance - 0.4%
200 Park Funding Trust 5.74% 2/15/2055 (b)		8,900,000	8,967,015
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		205,000	209,977
AFLAC Inc 3.6% 4/1/2030		387,000	380,673
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		1,320,000	1,301,916
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		245,000	252,035
AmFam Holdings Inc 2.805% 3/11/2031 (b)		5,464,000	4,793,456
Aon Corp 6.25% 9/30/2040		142,000	156,977
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		1,230,000	1,240,332
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	11,324,973
Arthur J Gallagher & Co 5.15% 2/15/2035		7,400,000	7,513,722
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	5,218,797
Assurant Inc 2.65% 1/15/2032		7,753,000	6,868,168
Assurant Inc 5.55% 2/15/2036		4,267,000	4,341,662
Athene Holding Ltd 6.875% 6/28/2055 (c)		1,285,000	1,262,300
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,436,951
Brown & Brown Inc 4.9% 6/23/2030		7,661,000	7,761,129
Brown & Brown Inc 5.25% 6/23/2032		4,899,000	5,015,811
Brown & Brown Inc 5.55% 6/23/2035		5,476,000	5,629,017
Brown & Brown Inc 6.25% 6/23/2055		5,558,000	5,822,996
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)		1,724,000	1,648,564
Equitable Financial Life Global Funding 5% 3/27/2030 (b)		12,965,000	13,290,022
Five Corners Funding Trust II 2.85% 5/15/2030 (b)		21,030,000	19,824,938
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)		10,817,000	11,256,286
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	594,142
Jackson National Life Global Funding 4.6% 10/1/2029 (b)		11,326,000	11,399,195
Jackson National Life Global Funding 5.35% 1/13/2030 (b)		5,750,000	5,963,249
Jackson National Life Global Funding 5.55% 7/2/2027 (b)		3,874,000	3,954,845
Liberty Mutual Group Inc 3.95% 5/15/2060 (b)		12,820,000	9,107,818
Lincoln National Corp 3.4% 1/15/2031		14,811,000	14,045,613
Lincoln National Corp 5.35% 11/15/2035		11,100,000	11,137,002
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	10,239,735
MassMutual Global Funding II 4.85% 1/17/2029 (b)		7,800,000	7,968,618
MetLife Inc 5.375% 7/15/2033		16,000,000	16,896,205
Pacific LifeCorp 3.35% 9/15/2050 (b)		7,037,000	4,963,905
Pacific LifeCorp 5.125% 1/30/2043 (b)		3,343,000	3,197,923
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		715,000	739,322
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)		24,600,000	25,992,784
Pine Street Trust III 6.223% 5/15/2054 (b)		12,000,000	12,307,262
Principal Financial Group Inc 3.7% 5/15/2029		1,714,000	1,685,930
Prudential Financial Inc 6% 9/1/2052 (c)		31,987,000	33,149,664
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	15,359,115
Reinsurance Group of America Inc 6% 9/15/2033		500,000	535,384
RGA Global Funding 5.448% 5/24/2029 (b)		7,900,000	8,191,965
Ryan Specialty LLC 4.375% 2/1/2030 (b)		650,000	636,765
Ryan Specialty LLC 5.875% 8/1/2032 (b)		795,000	812,686
Selective Insurance Group Inc 5.9% 4/15/2035		7,987,000	8,387,528
Symetra Life Insurance Co 6.55% 10/1/2055 (b)		3,667,000	3,852,355
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)		1,484,000	1,368,797
Unum Group 4% 6/15/2029		6,130,000	6,065,339
Unum Group 4.046% 8/15/2041 (b)		2,634,000	2,165,381
Unum Group 5.75% 8/15/2042		1,539,000	1,543,300
Western-Southern Global Funding 4.9% 5/1/2030 (b)		6,469,000	6,655,235
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,911,764
			358,346,543
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 5.25% 10/15/2028 (b)		510,000	513,486
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		805,000	840,364
			1,353,850
TOTAL FINANCIALS			3,306,592,716

Health Care - 0.5%
Biotechnology - 0.0%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,274,457
Amgen Inc 5.15% 3/2/2028		1,959,000	2,005,139
Amgen Inc 5.25% 3/2/2033		1,595,000	1,662,399
Amgen Inc 5.65% 3/2/2053		753,000	756,516
Amgen Inc 5.75% 3/2/2063		1,373,000	1,375,576
Gilead Sciences Inc 5.1% 6/15/2035		5,700,000	5,897,026
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	9,089,309
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	9,135,225
			33,195,647
Health Care Equipment & Supplies - 0.0%
Avantor Funding Inc 3.875% 11/1/2029 (b)		445,000	424,721
Avantor Funding Inc 4.625% 7/15/2028 (b)		1,515,000	1,500,692
Hologic Inc 3.25% 2/15/2029 (b)		945,000	933,627
Insulet Corp 6.5% 4/1/2033 (b)		395,000	412,559
Medline Borrower LP 3.875% 4/1/2029 (b)		730,000	708,655
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		1,325,000	1,370,474
Teleflex Inc 4.25% 6/1/2028 (b)		845,000	833,552
VSP Optical Group Inc 5.45% 12/1/2035 (b)		2,440,000	2,477,188
			8,661,468
Health Care Providers & Services - 0.5%
Acadia Healthcare Co Inc 5% 4/15/2029 (b)		635,000	616,934
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)		400,000	407,627
Ascension Health 4.294% 11/15/2030		4,545,000	4,577,583
Centene Corp 2.45% 7/15/2028		15,813,000	14,741,686
Centene Corp 2.5% 3/1/2031		17,757,000	15,309,065
Centene Corp 2.625% 8/1/2031		15,841,000	13,573,541
Centene Corp 3% 10/15/2030		9,668,000	8,625,838
Centene Corp 3.375% 2/15/2030		11,183,000	10,269,146
Centene Corp 4.25% 12/15/2027		9,890,000	9,768,508
Centene Corp 4.625% 12/15/2029		14,457,000	13,975,803
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,734,790
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,610,995
Cigna Group/The 4.9% 12/15/2048		517,000	468,928
Cigna Group/The 5.25% 2/15/2034		7,000,000	7,249,000
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,385,929
CommonSpirit Health 4.352% 9/1/2030		4,520,000	4,525,579
CommonSpirit Health 4.975% 9/1/2035		2,873,000	2,869,263
CVS Health Corp 4.78% 3/25/2038		2,165,000	2,057,893
CVS Health Corp 5% 9/15/2032		1,227,000	1,257,357
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,566,108
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,269,484
CVS Health Corp 5.3% 6/1/2033		14,500,000	15,003,797
CVS Health Corp 5.4% 6/1/2029		6,500,000	6,744,650
CVS Health Corp 5.55% 6/1/2031		7,400,000	7,776,935
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,940,096
CVS Health Corp 6.2% 9/15/2055		8,290,000	8,589,089
CVS Health Corp 6.75% 12/10/2054 (c)		485,000	502,623
CVS Health Corp 7% 3/10/2055 (c)		1,420,000	1,492,938
DaVita Inc 4.625% 6/1/2030 (b)		655,000	635,309
DaVita Inc 6.75% 7/15/2033 (b)		1,505,000	1,563,868
DaVita Inc 6.875% 9/1/2032 (b)		275,000	286,145
Elevance Health Inc 2.25% 5/15/2030		5,433,000	4,997,708
HCA Inc 3.125% 3/15/2027		4,517,000	4,457,688
HCA Inc 3.5% 9/1/2030		12,405,000	11,940,619
HCA Inc 3.625% 3/15/2032		2,557,000	2,425,471
HCA Inc 5.45% 4/1/2031		4,500,000	4,707,106
HCA Inc 5.625% 9/1/2028		9,085,000	9,382,232
HCA Inc 5.875% 2/1/2029		9,796,000	10,206,183
HealthEquity Inc 4.5% 10/1/2029 (b)		850,000	835,241
Humana Inc 1.35% 2/3/2027		2,069,000	2,002,801
Humana Inc 3.7% 3/23/2029		548,000	537,851
Humana Inc 3.95% 3/15/2027		2,000,000	1,993,340
Humana Inc 5.375% 4/15/2031		6,100,000	6,311,103
Icon Investments Six DAC 5.849% 5/8/2029		2,453,000	2,561,521
Molina Healthcare Inc 3.875% 11/15/2030 (b)		1,400,000	1,293,387
Molina Healthcare Inc 6.25% 1/15/2033 (b)		1,065,000	1,067,414
Molina Healthcare Inc 6.5% 2/15/2031 (b)		855,000	873,395
Prime Healthcare Foundation Inc 7% 12/1/2027		2,599,000	2,692,201
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	23,807,120
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,683,885
Tenet Healthcare Corp 4.625% 6/15/2028		2,785,000	2,786,178
Tenet Healthcare Corp 5.125% 11/1/2027		1,000,000	1,000,097
Tenet Healthcare Corp 5.5% 11/15/2032 (b)		855,000	868,548
Tenet Healthcare Corp 6.125% 6/15/2030		970,000	991,477
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,437,013
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	62,426
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	416,165
UnitedHealth Group Inc 4.65% 1/15/2031		11,510,000	11,717,102
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	936,051
UnitedHealth Group Inc 5.3% 6/15/2035		7,470,000	7,784,558
UnitedHealth Group Inc 5.95% 6/15/2055		5,201,000	5,450,103
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		465,000	472,383
			327,094,874
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		415,000	414,529
IQVIA Inc 6.25% 6/1/2032 (b)		1,225,000	1,281,307
IQVIA Inc 6.5% 5/15/2030 (b)		1,005,000	1,045,568
			2,741,404
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		1,100,000	1,061,292
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (b)		1,210,000	1,250,916
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	7,346,147
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,829,309
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		8,545,000	8,956,288
Jazz Securities DAC 4.375% 1/15/2029 (b)		425,000	419,558
Mylan Inc 4.55% 4/15/2028		3,354,000	3,352,675
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		430,000	419,063
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		525,000	439,664
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		6,476,000	6,256,951
Utah Acquisition Sub Inc 3.95% 6/15/2026		1,245,000	1,240,654
Viatris Inc 2.7% 6/22/2030		4,524,000	4,121,801
			38,633,026
TOTAL HEALTH CARE			411,387,711

Industrials - 0.5%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 6.125% 3/15/2030 (b)		515,000	530,847
Axon Enterprise Inc 6.25% 3/15/2033 (b)		475,000	493,160
Boeing Co 2.7% 2/1/2027		1,724,000	1,695,422
Boeing Co 2.75% 2/1/2026		2,071,000	2,064,998
Boeing Co 3.25% 2/1/2028		4,359,000	4,281,192
Boeing Co 3.625% 2/1/2031		14,000,000	13,461,013
Boeing Co 5.04% 5/1/2027		19,675,000	19,868,414
Boeing Co 5.15% 5/1/2030		55,693,000	57,401,687
Boeing Co 5.805% 5/1/2050		9,895,000	9,853,960
Boeing Co 6.259% 5/1/2027		649,000	666,733
Boeing Co 6.298% 5/1/2029		15,131,000	16,092,598
Boeing Co 6.388% 5/1/2031		7,220,000	7,855,473
Boeing Co 6.528% 5/1/2034		7,701,000	8,563,346
Boeing Co 6.858% 5/1/2054		17,614,000	20,067,094
Boeing Co 7.008% 5/1/2064		10,499,000	12,022,528
BWX Technologies Inc 4.125% 4/15/2029 (b)		720,000	706,576
BWX Technologies Inc 4.125% 6/30/2028 (b)		780,000	765,232
Carpenter Technology Corp 5.625% 3/1/2034 (b)		585,000	594,566
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,516,256
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,751,332
RTX Corp 6.4% 3/15/2054		6,800,000	7,615,201
TransDigm Inc 6% 1/15/2033 (b)		1,850,000	1,891,632
TransDigm Inc 6.25% 1/31/2034 (b)		140,000	145,157
TransDigm Inc 6.375% 3/1/2029 (b)		2,000,000	2,060,001
TransDigm Inc 6.375% 5/31/2033 (b)		1,240,000	1,270,995
TransDigm Inc 6.75% 1/31/2034 (b)		715,000	747,060
			195,982,473
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		1,035,000	1,068,012
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		1,650,000	1,647,865
Builders FirstSource Inc 4.25% 2/1/2032 (b)		1,415,000	1,344,896
Builders FirstSource Inc 6.75% 5/15/2035 (b)		805,000	849,028
Carlisle Cos Inc 2.75% 3/1/2030		6,227,000	5,875,056
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,884,226
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,419,086
Carrier Global Corp 6.2% 3/15/2054		1,748,000	1,921,126
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		1,050,000	1,088,171
JH North America Holdings Inc 6.125% 7/31/2032 (b)		830,000	850,818
Masterbrand Inc 7% 7/15/2032 (b)		610,000	629,310
Standard Building Solutions Inc 6.25% 8/1/2033 (b)		415,000	425,643
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		600,000	618,987
Standard Industries Inc/NY 4.375% 7/15/2030 (b)		435,000	421,790
Trane Technologies Holdco Inc 5.75% 6/15/2043		223,000	236,288
			25,212,290
Commercial Services & Supplies - 0.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)		590,000	609,820
Artera Services LLC 8.5% 2/15/2031 (b)		2,185,000	1,888,816
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		640,000	627,620
Clean Harbors Inc 5.125% 7/15/2029 (b)		325,000	325,404
Clean Harbors Inc 5.75% 10/15/2033 (b)		425,000	434,378
Clean Harbors Inc 6.375% 2/1/2031 (b)		680,000	698,910
CoreCivic Inc 8.25% 4/15/2029		580,000	611,043
GEO Group Inc/The 10.25% 4/15/2031		185,000	203,000
GEO Group Inc/The 8.625% 4/15/2029		580,000	611,175
GFL Environmental Inc 6.75% 1/15/2031 (b)		310,000	325,445
Neptune Bidco US Inc 10.375% 5/15/2031 (b)		300,000	303,311
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		1,110,000	1,101,675
OT Midco Inc 10% 2/15/2030 (b)		185,000	73,316
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (b)		635,000	619,901
Waste Pro USA Inc 7% 2/1/2033 (b)		600,000	624,063
Williams Scotsman Inc 6.625% 4/15/2030 (b)		800,000	826,073
			9,883,950
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (b)		1,240,000	1,274,646
Dycom Industries Inc 4.5% 4/15/2029 (b)		420,000	414,389
			1,689,035
Electrical Equipment - 0.0%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)		3,410,000	3,513,333
Vertiv Group Corp 4.125% 11/15/2028 (b)		635,000	629,499
WESCO Distribution Inc 6.375% 3/15/2033 (b)		605,000	632,749
			4,775,581
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	481,906
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,268,466
CSX Corp 3.8% 4/15/2050		78,000	60,628
CSX Corp 4.3% 3/1/2048		5,524,000	4,698,114
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		650,000	668,377
Norfolk Southern Corp 3.155% 5/15/2055		2,000,000	1,318,183
Norfolk Southern Corp 5.35% 8/1/2054		3,400,000	3,314,586
Uber Technologies Inc 4.15% 1/15/2031		13,670,000	13,610,114
Uber Technologies Inc 4.8% 9/15/2035		9,457,000	9,452,708
XPO Inc 6.25% 6/1/2028 (b)		630,000	642,879
XPO Inc 7.125% 2/1/2032 (b)		750,000	792,467
			36,308,428
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (b)		420,000	416,007
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	288,422
			704,429
Machinery - 0.0%
AGCO Corp 5.8% 3/21/2034		7,687,000	8,043,521
Allison Transmission Inc 3.75% 1/30/2031 (b)		900,000	839,328
Allison Transmission Inc 5.875% 12/1/2033 (b)		425,000	428,872
Enpro Inc 6.125% 6/1/2033 (b)		610,000	630,131
Esab Corp 6.25% 4/15/2029 (b)		780,000	803,552
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	8,086,150
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,924,486
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,584,259
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,688,548
			41,028,847
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		195,000	199,625
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		320,000	334,286
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		1,869,368	1,826,628
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027		1,129,192	1,125,603
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		1,037,887	1,010,666
United Airlines Inc 4.375% 4/15/2026 (b)		640,000	639,193
			5,136,001
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		805,000	844,974
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,525,122
CACI International Inc 6.375% 6/15/2033 (b)		790,000	823,578
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)		225,000	209,645
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (b)		470,000	469,433
Paychex Inc 5.1% 4/15/2030		4,791,000	4,923,597
Paychex Inc 5.35% 4/15/2032		17,604,000	18,307,768
Paychex Inc 5.6% 4/15/2035		14,647,000	15,386,646
Science Applications International Corp 5.875% 11/1/2033 (b)		850,000	846,712
TriNet Group Inc 3.5% 3/1/2029 (b)		805,000	759,596
TriNet Group Inc 7.125% 8/15/2031 (b)		635,000	657,149
Verisk Analytics Inc 4.5% 8/15/2030		6,743,000	6,797,617
Verisk Analytics Inc 5.125% 2/15/2036		13,301,000	13,491,538
			74,043,375
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027		3,428,000	3,349,143
Air Lease Corp 3.75% 6/1/2026		5,000,000	4,986,384
Ferguson Enterprises Inc 5% 10/3/2034		7,219,000	7,324,058
FTAI Aviation Investors LLC 5.875% 4/15/2033 (b)		690,000	698,631
FTAI Aviation Investors LLC 7% 6/15/2032 (b)		680,000	713,183
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)		465,000	495,065
Herc Holdings Inc 7% 6/15/2030 (b)		605,000	635,088
Herc Holdings Inc 7.25% 6/15/2033 (b)		575,000	608,723
QXO Building Products Inc 6.75% 4/30/2032 (b)		595,000	621,368
United Rentals North America Inc 3.75% 1/15/2032		805,000	756,320
United Rentals North America Inc 5.375% 11/15/2033 (b)		425,000	425,976
United Rentals North America Inc 6.125% 3/15/2034 (b)		1,080,000	1,127,952
			21,741,891
TOTAL INDUSTRIALS			417,574,312

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.125% 11/15/2030		11,300,000	11,277,506
Amphenol Corp 4.4% 2/15/2033		17,800,000	17,723,488
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,608,953
Coherent Corp 5% 12/15/2029 (b)		1,685,000	1,669,888
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,887,942
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,253,562
Dell International LLC / EMC Corp 4.15% 2/15/2029		24,423,000	24,389,875
Dell International LLC / EMC Corp 4.5% 2/15/2031		32,702,000	32,704,944
Dell International LLC / EMC Corp 4.75% 10/6/2032		15,962,000	16,004,640
Dell International LLC / EMC Corp 5% 4/1/2030		3,232,000	3,312,772
Dell International LLC / EMC Corp 5.1% 2/15/2036		34,440,000	34,393,656
Insight Enterprises Inc 6.625% 5/15/2032 (b)		400,000	409,504
Lightning Power LLC 7.25% 8/15/2032 (b)		975,000	1,034,647
Sensata Technologies Inc 3.75% 2/15/2031 (b)		690,000	645,256
TTM Technologies Inc 4% 3/1/2029 (b)		860,000	832,961
Vontier Corp 2.4% 4/1/2028		7,691,000	7,344,751
Vontier Corp 2.95% 4/1/2031		8,630,000	7,894,745
			168,389,090
IT Services - 0.0%
ASGN Inc 4.625% 5/15/2028 (b)		870,000	852,350
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,263,016
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		18,200,000	18,590,416
CDW LLC / CDW Finance Corp 5.55% 8/22/2034		10,150,000	10,442,096
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		1,140,000	1,129,017
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		125,000	123,805
CoreWeave Inc 9% 2/1/2031 (b)		375,000	339,335
CoreWeave Inc 9.25% 6/1/2030 (b)		1,065,000	982,575
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		1,530,000	1,464,219
			39,186,829
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028		2,879,000	2,760,648
Broadcom Inc 2.45% 2/15/2031		63,916,000	58,754,032
Broadcom Inc 2.6% 2/15/2033		23,971,000	21,310,205
Broadcom Inc 3.137% 11/15/2035 (b)		6,850,000	5,999,495
Broadcom Inc 3.187% 11/15/2036 (b)		6,678,000	5,767,081
Broadcom Inc 3.419% 4/15/2033		10,171,000	9,531,311
Broadcom Inc 3.5% 2/15/2041		20,866,000	17,340,269
Broadcom Inc 3.75% 2/15/2051		1,693,000	1,314,629
Broadcom Inc 4.15% 11/15/2030		1,724,000	1,722,771
Broadcom Inc 4.6% 7/15/2030		10,250,000	10,445,571
Broadcom Inc 4.8% 2/15/2036		17,350,000	17,390,789
Broadcom Inc 4.9% 7/15/2032		10,200,000	10,495,255
Broadcom Inc 5.05% 7/12/2029		16,700,000	17,256,453
Broadcom Inc 5.15% 11/15/2031		16,700,000	17,425,887
Entegris Inc 4.375% 4/15/2028 (b)		1,255,000	1,242,811
Entegris Inc 5.95% 6/15/2030 (b)		990,000	1,013,478
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,828,345
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,719,069
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,583,372
Micron Technology Inc 5.3% 1/15/2031		9,833,000	10,193,409
Micron Technology Inc 5.327% 2/6/2029		4,300,000	4,435,881
Micron Technology Inc 5.65% 11/1/2032		7,400,000	7,788,719
Micron Technology Inc 5.8% 1/15/2035		8,600,000	9,098,221
Micron Technology Inc 6.05% 11/1/2035		7,400,000	7,941,699
ON Semiconductor Corp 3.875% 9/1/2028 (b)		500,000	487,417
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)		223,744	244,999
			245,091,816
Software - 0.2%
Crowdstrike Holdings Inc 3% 2/15/2029		655,000	627,398
Elastic NV 4.125% 7/15/2029 (b)		1,510,000	1,456,256
Ellucian Holdings Inc 6.5% 12/1/2029 (b)		200,000	202,730
Fair Isaac Corp 4% 6/15/2028 (b)		1,130,000	1,113,859
Fair Isaac Corp 6% 5/15/2033 (b)		1,020,000	1,048,407
Fiserv Funding ULC 3.5% 6/15/2032	EUR	733,000	840,092
Gen Digital Inc 6.25% 4/1/2033 (b)		565,000	581,402
Oracle Corp 2.875% 3/25/2031		7,473,000	6,776,002
Oracle Corp 4.45% 9/26/2030		10,372,000	10,220,283
Oracle Corp 4.8% 9/26/2032		15,178,000	14,921,556
Oracle Corp 5.2% 9/26/2035		13,817,000	13,539,143
Oracle Corp 5.375% 7/15/2040		135,000	126,012
Oracle Corp 5.875% 9/26/2045		17,411,000	16,417,115
Oracle Corp 5.95% 9/26/2055		19,622,000	18,386,521
Oracle Corp 6.1% 9/26/2065		19,925,000	18,555,550
Roper Technologies Inc 1.4% 9/15/2027		1,724,000	1,646,854
Roper Technologies Inc 1.75% 2/15/2031		3,736,000	3,276,624
Roper Technologies Inc 2% 6/30/2030		4,476,000	4,046,389
Roper Technologies Inc 2.95% 9/15/2029		2,830,000	2,707,282
Roper Technologies Inc 4.45% 9/15/2030		9,052,000	9,102,536
Roper Technologies Inc 4.5% 10/15/2029		6,800,000	6,872,489
Roper Technologies Inc 5.1% 9/15/2035		16,564,000	16,812,108
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		810,000	852,271
			150,128,879
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		360,000	370,690
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		2,115,000	2,246,870
			2,617,560
TOTAL INFORMATION TECHNOLOGY			605,414,174

Materials - 0.1%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		589,519	514,355
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (b)		825,000	824,959
Axalta Coating Systems LLC 3.375% 2/15/2029 (b)		435,000	420,142
Celanese US Holdings LLC 6.5% 4/15/2030		700,000	698,892
Celanese US Holdings LLC 6.665% 7/15/2027 (c)		7,526,000	7,745,323
Celanese US Holdings LLC 6.75% 4/15/2033		950,000	945,430
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		12,251,000	12,663,957
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		15,417,000	15,981,093
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		7,254,000	7,575,729
Chemours Co/The 4.625% 11/15/2029 (b)		775,000	692,304
Chemours Co/The 5.75% 11/15/2028 (b)		1,015,000	985,106
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)		2,309,000	2,346,053
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)		1,819,000	1,738,845
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)		2,599,000	2,344,140
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		210,000	205,132
LSB Industries Inc 6.25% 10/15/2028 (b)		460,000	457,695
Methanex US Operations Inc 6.25% 3/15/2032 (b)		710,000	729,000
Olin Corp 5% 2/1/2030		215,000	211,300
Olin Corp 6.625% 4/1/2033 (b)		630,000	625,792
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		620,000	622,666
WR Grace Holdings LLC 4.875% 6/15/2027 (b)		439,000	434,982
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		320,000	301,244
WR Grace Holdings LLC 6.625% 8/15/2032 (b)		750,000	744,482
			59,808,621
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (b)		1,949,000	1,973,104
CRH America Finance Inc 4.4% 2/9/2031		19,890,000	19,934,985
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		1,005,000	1,043,587
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		805,000	854,390
VM Consolidated Inc 5.5% 4/15/2029 (b)		675,000	674,518
			24,480,584
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		885,000	852,027
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		685,000	637,557
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(e)		315,000	320,474
Ball Corp 2.875% 8/15/2030		965,000	889,793
Ball Corp 3.125% 9/15/2031		955,000	876,683
Ball Corp 5.5% 9/15/2033		625,000	636,769
Ball Corp 6% 6/15/2029		395,000	406,536
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		605,000	610,454
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		275,000	279,210
Crown Americas LLC 5.875% 6/1/2033 (b)		1,440,000	1,474,190
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		395,000	374,069
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		870,000	884,707
Sealed Air Corp 5% 4/15/2029 (b)		210,000	211,466
Sealed Air Corp 6.875% 7/15/2033 (b)		195,000	205,295
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		270,000	274,558
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		515,000	536,311
			9,470,099
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		170,000	180,134
Alumina Pty Ltd 6.375% 9/15/2032 (b)		1,220,000	1,270,076
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		790,000	749,587
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		400,000	410,018
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		1,195,000	1,249,780
Cleveland-Cliffs Inc 7.625% 1/15/2034 (b)		420,000	435,803
Commercial Metals Co 3.875% 2/15/2031		915,000	865,565
Commercial Metals Co 4.375% 3/15/2032		220,000	210,828
Commercial Metals Co 5.75% 11/15/2033 (b)		425,000	434,617
Commercial Metals Co 6% 12/15/2035 (b)		130,000	132,427
Kaiser Aluminum Corp 5.875% 3/1/2034 (b)		215,000	214,290
Novelis Corp 3.875% 8/15/2031 (b)		470,000	428,782
			6,581,907
TOTAL MATERIALS			100,341,211

Real Estate - 0.9%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,837,872
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,215,230
Piedmont Operating Partnership LP 5.625% 1/15/2033		13,500,000	13,601,086
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,648,081
Store Capital LLC 2.7% 12/1/2031		8,095,000	7,154,987
Store Capital LLC 2.75% 11/18/2030		4,066,000	3,710,878
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,366,230
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,829,429
VICI Properties LP 4.75% 4/1/2028		6,305,000	6,374,193
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,851,684
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,475,793
VICI Properties LP 5.125% 5/15/2032		14,187,000	14,309,221
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,477,073
Vornado Realty LP 2.15% 6/1/2026		4,402,000	4,343,078
Vornado Realty LP 3.4% 6/1/2031		12,870,000	11,641,756
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,160,601
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,965,804
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	358,915
			144,321,911
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	7,001,748
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,338,152
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,770,035
Healthcare Realty Holdings LP 3.5% 8/1/2026		1,945,000	1,932,910
Healthpeak OP LLC 4.75% 1/15/2033		22,285,000	22,267,635
National Health Investors Inc 5.35% 2/1/2033		3,761,000	3,743,697
Omega Healthcare Investors Inc 3.25% 4/15/2033		25,514,000	22,748,564
Omega Healthcare Investors Inc 3.375% 2/1/2031		11,878,000	11,089,220
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	8,081,300
Omega Healthcare Investors Inc 4.5% 4/1/2027		716,000	718,437
Omega Healthcare Investors Inc 4.75% 1/15/2028		11,294,000	11,391,081
Ventas Realty LP 2.5% 9/1/2031		25,590,000	23,059,613
Ventas Realty LP 3% 1/15/2030		16,847,000	16,043,999
Ventas Realty LP 4% 3/1/2028		2,553,000	2,546,689
Ventas Realty LP 4.125% 1/15/2026		999,000	998,368
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,259,849
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,770,261
Ventas Realty LP 5.1% 7/15/2032		14,363,000	14,766,280
			178,527,838
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)		945,000	917,296
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)		300,000	306,281
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)		560,000	580,388
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)		440,000	457,234
			2,261,199
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,445,000	1,327,726
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	690,000	792,056
			2,119,782
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,789,216
COPT Defense Properties LP 2% 1/15/2029		7,631,000	7,112,623
COPT Defense Properties LP 2.25% 3/15/2026		3,486,000	3,463,901
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	7,977,308
COPT Defense Properties LP 2.9% 12/1/2033		17,416,000	14,931,343
COPT Defense Properties LP 4.5% 10/15/2030		2,765,000	2,753,780
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,453,765
Hudson Pacific Properties LP 4.65% 4/1/2029		10,668,000	9,819,894
Hudson Pacific Properties LP 5.95% 2/15/2028		17,949,000	17,514,720
Kilroy Realty LP 5.875% 10/15/2035		3,943,000	3,999,910
			74,816,460
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,328,271
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,896,000	1,822,552
Brandywine Operating Partnership LP 8.3% 3/15/2028		16,730,000	17,641,199
Brandywine Operating Partnership LP 8.875% 4/12/2029		22,481,000	24,348,722
CBRE Services Inc 2.5% 4/1/2031		10,225,000	9,310,630
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,634,480
Extra Space Storage LP 4.95% 1/15/2033		10,409,000	10,534,658
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		1,105,000	1,055,681
Tanger Properties LP 2.75% 9/1/2031		16,949,000	15,358,430
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,605,148
Tanger Properties LP 3.875% 7/15/2027		11,191,000	11,122,304
Taylor Morrison Communities Inc 5.75% 1/15/2028 (b)		655,000	669,113
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)		335,000	345,291
			103,776,479
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,325,144
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,573,132
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	8,258,289
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,506,665
American Homes 4 Rent LP 4.95% 6/15/2030		2,538,000	2,592,455
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,575,547
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,521,321
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	13,168,959
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,671,596
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		13,634,000	13,799,248
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	4,070,524
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,835,000
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	9,120,275
UDR Inc 2.1% 8/1/2032		4,480,000	3,847,340
UDR Inc 5.125% 9/1/2034		5,000,000	5,105,193
			97,970,688
Retail REITs - 0.2%
Agree LP 4.8% 10/1/2032		6,806,000	6,904,389
Agree LP 5.6% 6/15/2035		12,659,000	13,337,124
Agree LP 5.625% 6/15/2034		18,770,000	19,721,579
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,349,987
Brixmor Operating Partnership LP 4.125% 5/15/2029		20,383,000	20,283,024
Brixmor Operating Partnership LP 4.125% 6/15/2026		5,362,000	5,358,301
Brixmor Operating Partnership LP 4.85% 2/15/2033		6,561,000	6,582,090
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	7,034,851
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,564,497
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,783,950
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,527,299
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,627,228
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	8,938,422
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		12,448,000	13,095,218
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,563,916
Realty Income Corp 2.85% 12/15/2032		300,000	270,021
Realty Income Corp 3.375% 6/20/2031	EUR	900,000	1,045,683
Regency Centers LP 5.1% 1/15/2035		10,000,000	10,200,238
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,842,902
			180,030,719
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,225,423
American Tower Corp 3.625% 5/30/2032	EUR	1,150,000	1,350,538
American Tower Corp 4.9% 3/15/2030		7,500,000	7,674,684
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,050,000	1,037,395
Millrose Properties Inc 6.375% 8/1/2030 (b)		1,040,000	1,060,933
SBA Communications Corp 3.125% 2/1/2029		2,395,000	2,289,210
			16,638,183
TOTAL REAL ESTATE			800,463,259

Utilities - 0.9%
Electric Utilities - 0.6%
AEP Texas Inc 5.7% 5/15/2034		2,023,000	2,120,900
AEP Texas Inc 5.85% 10/15/2055		12,751,000	12,709,148
AEP Transmission Co LLC 5.375% 6/15/2035		5,000,000	5,202,445
Alabama Power Co 3.05% 3/15/2032		18,116,000	16,851,811
Alabama Power Co 5.1% 4/2/2035		8,723,000	8,959,206
American Electric Power Co Inc 5.8% 3/15/2056 (c)		215,000	213,507
American Electric Power Co Inc 6.05% 3/15/2056 (c)		215,000	214,962
American Transmission Systems Inc 2.65% 1/15/2032 (b)		5,846,000	5,286,152
Clearway Energy Operating LLC 3.75% 2/15/2031 (b)		1,355,000	1,262,537
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		140,000	139,966
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	11,123,281
Cleco Corporate Holdings LLC 3.743% 5/1/2026		19,755,000	19,680,644
Cleco Corporate Holdings LLC 4.973% 5/1/2046		8,304,000	7,286,947
Cleco Power LLC 5.3% 1/15/2036 (b)		5,294,000	5,370,308
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)		5,498,000	5,427,708
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,188,128
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	9,251,192
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,485,551
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,281,391
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,915,821
Consolidated Edison Co of New York Inc 6.3% 8/15/2037		5,000,000	5,601,193
DPL LLC/Ohio 4.35% 4/15/2029		7,785,000	7,641,364
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	8,284,684
Duke Energy Corp 2.45% 6/1/2030		5,890,000	5,462,368
Duke Energy Corp 2.55% 6/15/2031		4,359,000	3,973,132
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,676,598
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,327,505
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,543,506
Duke Energy Corp 4.95% 9/15/2035		3,815,000	3,813,168
Duke Energy Corp 5% 8/15/2052		17,535,000	15,821,418
Duke Energy Corp 6.1% 9/15/2053		8,700,000	9,163,031
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,578,281
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)		7,005,000	6,360,618
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)		11,501,000	10,272,299
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)		2,736,000	2,693,119
Edison International 7.875% 6/15/2054 (c)		534,000	555,394
Edison International 8.125% 6/15/2053 (c)		160,000	165,220
Exelon Corp 2.75% 3/15/2027		269,000	264,221
Exelon Corp 3.35% 3/15/2032		20,066,000	18,826,990
Exelon Corp 4.05% 4/15/2030		4,724,000	4,687,476
Exelon Corp 4.1% 3/15/2052		379,000	295,753
Exelon Corp 5.15% 3/15/2029		6,500,000	6,693,525
Exelon Corp 5.3% 3/15/2033		9,000,000	9,389,462
Exelon Corp 5.45% 3/15/2034		7,200,000	7,537,815
Exelon Corp 5.6% 3/15/2053		6,800,000	6,709,505
FirstEnergy Corp 1.6% 1/15/2026		199,000	198,176
FirstEnergy Corp 2.25% 9/1/2030		5,756,000	5,216,783
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	10,964,065
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,910,485
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)		6,490,000	6,635,361
FirstEnergy Transmission LLC 4.55% 1/15/2030		3,100,000	3,139,262
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)		13,738,000	13,805,791
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,587,392
Georgia Power Co 5.25% 3/15/2034		8,750,000	9,082,276
Hawaiian Electric Co Inc 6% 10/1/2033 (b)		310,000	313,885
Indianapolis Power & Light Co 5.7% 4/1/2054 (b)		5,000,000	5,015,716
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,802,924
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	22,718,262
ITC Holdings Corp 5.65% 5/9/2034 (b)		11,700,000	12,262,409
Monongahela Power Co 5.85% 2/15/2034 (b)		6,875,000	7,324,539
NRG Energy Inc 3.625% 2/15/2031 (b)		1,080,000	1,010,717
NRG Energy Inc 5.25% 6/15/2029 (b)		484,000	486,040
NRG Energy Inc 5.75% 1/15/2028		1,136,000	1,139,150
NRG Energy Inc 5.75% 1/15/2034 (b)		1,065,000	1,073,538
NRG Energy Inc 6% 1/15/2036 (b)		1,490,000	1,513,233
NRG Energy Inc 6.25% 11/1/2034 (b)		1,305,000	1,344,840
Ohio Edison Co 4.95% 12/15/2029 (b)		4,124,000	4,236,756
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	8,409,485
PG&E Corp 5% 7/1/2028		420,000	416,937
PG&E Corp 7.375% 3/15/2055 (c)		1,850,000	1,912,630
Pinnacle West Capital Corp 4.9% 5/15/2028		1,765,000	1,795,304
Pinnacle West Capital Corp 5.15% 5/15/2030		3,419,000	3,534,506
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,511,092
Sierra Pacific Power Co 6.2% 12/15/2055 (c)		1,055,000	1,045,829
Southern Co/The 1.875% 9/15/2081 (c)	EUR	2,400,000	2,694,466
Southern Co/The 3.7% 4/30/2030		9,229,000	9,033,820
Southern Co/The 4.4% 7/1/2046		8,095,000	6,933,196
Southern Co/The 4.85% 3/15/2035		4,650,000	4,631,495
Southern Co/The 5.113% 8/1/2027 (g)		1,724,000	1,750,710
Southern Co/The 5.5% 3/15/2029		7,200,000	7,484,072
Southern Co/The 5.7% 3/15/2034		11,450,000	12,093,370
Tampa Electric Co 6.55% 5/15/2036		280,000	314,804
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	2,051,712
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,536,868
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,994,293
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,311,818
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		630,000	621,988
Vistra Operations Co LLC 5% 7/31/2027 (b)		3,190,000	3,200,214
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,015,000	1,016,227
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		1,525,000	1,619,841
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,297,758
Xcel Energy Inc 4.8% 9/15/2041		311,000	287,180
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		410,000	420,180
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (b)		495,000	503,272
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)		350,000	366,770
			503,880,687
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (b)		1,118,000	974,958
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	2,011,582
Southern Co Gas Capital Corp 5.1% 9/15/2035		7,546,000	7,636,198
			10,622,738
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026		3,793,000	3,773,173
AES Corp/The 2.45% 1/15/2031		75,541,000	68,532,554
AES Corp/The 3.95% 7/15/2030 (b)		21,858,000	21,317,764
Alpha Generation LLC 6.25% 1/15/2034 (b)		595,000	595,934
Alpha Generation LLC 6.75% 10/15/2032 (b)		800,000	823,351
Southern Power Co 4.25% 10/1/2030		7,399,000	7,386,900
Southern Power Co 4.9% 10/1/2035		7,734,000	7,685,576
Sunnova Energy Corp 5.875% (b)(f)(r)		760,000	1,900
Talen Energy Supply LLC 6.25% 2/1/2034 (b)		935,000	952,694
Talen Energy Supply LLC 6.5% 2/1/2036 (b)		980,000	1,013,208
TerraForm Power Operating LLC 5% 1/31/2028 (b)		421,000	420,263
			112,503,317
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	2,036,574
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	158,433
DTE Energy Co 5.2% 4/1/2030		9,729,000	10,061,430
NiSource Inc 1.7% 2/15/2031		3,114,000	2,726,907
NiSource Inc 2.95% 9/1/2029		21,895,000	20,999,217
NiSource Inc 3.6% 5/1/2030		21,588,000	20,996,833
NiSource Inc 4.375% 5/15/2047		3,114,000	2,629,092
NiSource Inc 4.8% 2/15/2044		4,982,000	4,529,402
NiSource Inc 5% 6/15/2052		2,180,000	1,971,376
NiSource Inc 5.25% 2/15/2043		132,000	128,004
NiSource Inc 5.25% 3/30/2028		4,400,000	4,514,096
NiSource Inc 5.35% 4/1/2034		9,500,000	9,844,315
NiSource Inc 5.4% 6/30/2033		5,000,000	5,204,136
NiSource Inc 5.95% 6/15/2041		2,375,000	2,490,243
Public Service Enterprise Group Inc 4.9% 3/15/2030		2,250,000	2,304,699
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,293,566
Puget Energy Inc 4.1% 6/15/2030		7,982,000	7,816,963
Puget Energy Inc 4.224% 3/15/2032		27,701,000	26,596,367
Puget Energy Inc 5.725% 3/15/2035		9,712,000	10,018,645
Sempra 6% 10/15/2039		2,744,000	2,895,044
Sempra 6.375% 4/1/2056 (c)		1,050,000	1,069,626
WEC Energy Group Inc 2.2% 12/15/2028		3,114,000	2,948,096
			148,233,064
TOTAL UTILITIES			775,239,806

TOTAL UNITED STATES			8,389,180,608
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (b)		235,000	242,341
First Quantum Minerals Ltd 8% 3/1/2033 (b)		1,145,000	1,206,004

TOTAL ZAMBIA			1,448,345
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,509,463,635)			10,686,081,419

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (c)		3,553,000	3,667,956
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.8211% (c)(d)(q)		19,859,000	19,936,069
TOTAL CANADA			23,604,025
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(o)(q)	EUR	650,000	683,613
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(o)(q)	EUR	590,000	576,697
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(c)(q)		615,000	660,866
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (c)(o)(q)	EUR	500,000	599,711
Volkswagen International Finance NV 3.875% (c)(o)(q)	EUR	1,500,000	1,740,576
			2,340,287
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (c)(q)		2,550,000	2,573,947
Grand City Properties SA 1.5% (c)(o)(q)	EUR	1,500,000	1,722,510
			4,296,457
TOTAL GERMANY			6,636,744
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(o)(q)	EUR	195,000	230,838
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (c)(d)(o)(q)(r)	EUR	1,385,000	1,159,094

TOTAL SWEDEN			1,389,932
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (c)(d)(f)(o)(q)(r)		4,925,000	1,329,750
UBS Group AG 4.375% (b)(c)(q)		2,239,000	2,062,647
UBS Group AG 4.875% (b)(c)(q)		4,770,000	4,774,497

TOTAL SWITZERLAND			8,166,894
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(q)		1,025,000	1,098,409
Barclays PLC 8.875% (c)(o)(q)	GBP	500,000	707,334
HSBC Holdings PLC 7.05% (c)(q)		815,000	873,541
			2,679,284
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (c)(o)(q)	GBP	670,000	498,488
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(o)(q)	GBP	1,135,000	1,533,692
TOTAL UNITED KINGDOM			4,711,464
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(q)		1,210,000	1,246,106
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (c)(d)(q)		1,030,000	1,033,181
Sunoco LP 7.875% (b)(c)(q)		1,345,000	1,390,189
			3,669,476
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (c)(q)		1,475,000	1,500,519
BW Real Estate Inc 9.5% (b)(c)(q)		410,000	424,737
Citigroup Inc 6.75% (c)(q)		910,000	919,655
Citigroup Inc 6.875% (c)(q)		825,000	846,884
Citigroup Inc 7.125% (c)(q)		770,000	791,611
JPMorgan Chase & Co 6.5% (c)(q)		805,000	840,090
Wells Fargo & Co 7.625% (c)(q)		640,000	691,979
			6,015,475
Capital Markets - 0.0%
Charles Schwab Corp/The 4% (c)(q)		1,030,000	970,248
Goldman Sachs Group Inc/The 6.85% (c)(q)		1,005,000	1,063,564
			2,033,812
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(q)		2,550,000	2,501,897
TOTAL FINANCIALS			10,551,184

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(q)		450,000	452,035
TOTAL UNITED STATES			14,672,695
TOTAL PREFERRED SECURITIES (Cost $61,733,329)			61,102,930

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae 2% 3/1/2052	8,274,186	6,787,109
Fannie Mae 2% 5/1/2052	1,474,095	1,222,984
Fannie Mae 2.5% 1/1/2052	9,752,005	8,391,169
Fannie Mae 2.5% 4/1/2052	10,290,586	8,893,184
Fannie Mae 2.5% 5/1/2052	751,509	648,754
Fannie Mae 2.5% 6/1/2052	22,714,692	19,715,349
Fannie Mae 3% 6/1/2052	596,833	539,542
Fannie Mae 3.5% 12/1/2036	2,040,678	2,003,623
Fannie Mae 3.5% 5/1/2036	1,577,428	1,550,095
Fannie Mae 5.5% 2/1/2055	15,688,338	16,055,599
Fannie Mae 5.5% 9/1/2054	251,628	254,900
Fannie Mae 6.5% 7/1/2054	5,684,523	5,981,814
Fannie Mae 7% 6/1/2054	259,681	276,342
Fannie Mae 7% 7/1/2054	237,103	253,147
Fannie Mae 7% 8/1/2054	388,747	412,837
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	5,568	5,727
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	1,291	1,324
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	602	616
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	2,527	2,597
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	5,105	5,269
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	1,019	1,050
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (c)(d)	2,691	2,768
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	1,056	1,088
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (c)(d)	7,595	7,804
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (c)(d)	1,456	1,498
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (c)(d)	2,361	2,423
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	3,466	3,574
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.555% 7/1/2043 (c)(d)	59,392	61,785
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	6,558	6,828
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (c)(d)	9,470	9,827
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	16,271	16,980
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (c)(d)	1,670	1,718
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	1,627	1,699
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (c)(d)	21,118	22,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (c)(d)	182,472	190,378
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	3,036	3,148
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (c)(d)	3,340	3,491
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	2,916	3,047
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	9,329	9,741
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (c)(d)	11,313	11,705
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	960	993
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	12,888	13,402
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	2,459	2,515
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (c)(d)	8,225	8,427
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (c)(d)	3,473	3,553
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (c)(d)	3,142	3,217
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	69,070,982	60,106,791
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	25,063,663	22,718,882
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	16,028,360	14,513,832
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	4,145,597	3,548,335
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	23,606,827	18,335,548
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,710,616	2,454,489
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,903,081	8,976,618
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,435,726	8,579,524
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	5,081,452	4,606,067
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	446,595	406,070
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	305,762	278,017
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	2,929,828	2,655,734
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,448,920	2,099,181
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	31,465,183	26,697,024
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	44,250	34,549
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,723,653	7,907,529
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	309,873	280,884
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	9,121,089	7,812,630
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	153,220	119,007
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	672,539	609,621
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	665,590	603,322
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	651,858	590,874
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,544,727	2,176,487
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	27,400,727	21,427,856
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	19,033,612	14,783,507
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	859,788	779,352
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	852,204	772,478
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	272,415	246,929
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,600,727	2,222,946
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	922,228	716,299
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,016,967	5,454,062
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	886,670	803,719
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	5,318,610	5,055,551
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	462,406	418,713
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	29,709	23,075
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	13,142,129	11,900,323
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	934,384	846,093
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,786,427	1,404,275
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	66,831	52,075
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	329,888	256,226
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	91,425	83,129
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	11,508,089	10,698,539
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	35,527,828	29,187,006
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	39,311,539	32,553,402
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	203,715	167,803
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,952,310	6,971,846
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,682,457	1,475,965
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	34,331	30,120
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,701,181	7,257,004
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	41,969	34,964
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	29,945,179	24,778,519
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,010,219	17,477,092
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,314,469	6,892,905
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,578,794	2,972,502
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	294,331	272,568
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	45,515,114	40,241,787
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	13,399,651	11,755,944
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	10,671,972	9,361,375
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,910,650	4,058,776
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,953,452	24,048,381
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,320,445	15,188,111
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,062,869	882,806
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	733,739	610,352
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	597,268	492,724
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	40,130,361	37,395,128
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	487,832	452,296
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,680,174	3,251,724
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,709,731	2,402,575
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	3,923,635	3,438,175
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	11,047,875	9,069,203
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	189,992	158,161
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,505,286	10,347,658
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	11,141,806	9,236,838
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,987,007	7,450,455
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,203,515	5,160,317
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,088,603	3,032,727
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	2,173,829	2,018,191
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	655,323	609,428
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	595,624	552,235
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	453,974	422,039
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	449,215	418,456
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	235,207	219,470
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	30,843	27,218
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	104,105	85,753
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,932	10,652
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	16,611,951	13,797,682
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,149,175	953,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	836,357	686,043
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	512,186	425,576
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	574,793	532,024
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	578,534	537,113
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	4,199,307	3,703,681
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	446,810	371,534
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	338,350	281,453
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	192,121	158,252
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	42,787	35,217
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,128,871	12,580,038
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,645,823	11,321,260
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,645,286	8,811,904
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,271,446	8,531,337
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,113,539	5,072,098
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,615,193	3,820,342
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,274,998	3,534,729
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,766,919	3,128,757
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,207,297	1,836,113
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,427,987	1,171,343
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,117,646	927,604
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	773,044	642,323
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	514,107	420,906
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,050,674	930,605
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,510,301	14,363,266
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	510,179	424,705
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	93,467	77,808
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	6,005,354	4,929,797
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	254,145	208,072
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	13,970,800	13,044,763
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	685,203	638,287
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,121,185	10,702,116
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	36,622,949	34,195,444
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	34,542,745	32,253,124
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	24,970,303	23,315,178
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	17,786,406	16,607,458
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	15,529,371	14,500,027
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	742,714	691,395
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	756,698	670,108
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	172,011	151,384
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	434,008	353,565
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	359,928	336,070
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	249,659	231,784
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,809,787	7,775,240
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	39,339,863	32,355,570
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	6,110,899	5,060,360
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	862,391	717,100
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	8,064,615	6,632,845
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,071,428	888,911
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	453,230	373,048
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	141,752	116,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	594,794	555,368
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,441,478	2,015,730
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,508,574	2,201,597
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	3,058,990	2,960,237
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	202,182	195,354
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	161,372	154,463
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	118,813	113,726
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	98,342	94,217
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	91,509	87,472
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	196,747	179,799
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	348,307	312,610
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	101,674	90,993
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	25,928	23,248
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,198	21,707
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,658	12,244
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	55,618,422	48,448,139
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,384,190	2,057,451
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	15,505,918	13,424,532
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,020,229	5,159,447
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,371,047	3,773,387
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	822,309	713,728
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	652,376	566,233
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	614,042	532,962
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	444,678	385,961
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,984,869	2,889,632
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	674,700	653,421
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	589,677	549,228
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	9,330,143	8,115,646
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	981,796	853,076
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	37,847,626	32,436,108
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	5,201,688	4,492,078
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,620,617	1,406,624
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,961,634	1,899,020
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	93,743	88,765
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	12,207,161	11,055,639
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	8,974,404	8,097,957
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,770,957	5,212,296
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,937,780	3,568,101
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,639,001	3,296,653
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,865,126	1,688,272
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	14,030	12,586
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,350,790	37,152,420
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	23,440,542	20,294,078
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	20,905,607	18,047,148
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,974,555	13,790,327
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,481,041	2,994,194
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,481,543	1,290,543
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,447,392	5,269,532
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	13,450,214	13,020,613
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	11,820	10,649
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,250,213	2,805,806
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	18,373	15,861
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,044,535	20,756,885
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,513,944	10,834,176
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,883,723	10,258,842
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	408,818	349,470
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	39,201	33,817
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,646,950	1,594,989
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	267,390	255,194
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	5,377,211	4,880,562
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	9,059,514	8,212,742
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	200,530	179,564
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	174,747	150,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,586,736	6,639,481
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,080,988	920,684
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	992,615	849,449
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	528,870	454,739
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	468,683	406,503
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	7,160,460	6,833,864
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,410,841	6,114,429
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	16,508,692	15,704,123
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,685,094	1,537,227
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	134,989	123,336
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	2,120,368	1,933,977
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	18,345	16,427
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	10,033	8,979
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	16,463,189	14,201,860
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	330,407	286,366
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	16,680,136	14,430,708
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,779,743	3,278,288
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	92,229	79,532
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	90,270	77,222
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	830,464	805,522
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,987,503	2,892,102
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,436,884	6,101,049
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,466,339	6,026,775
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	5,118,062	4,643,913
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,952,927	3,569,939
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	151,588	135,826
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	40,862	36,559
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	23,146	20,775
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	18,698,760	16,364,095
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	25,563,121	22,075,821
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	22,961,301	19,879,167
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,696,533	3,200,341
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,809,186	1,571,990
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,081,474	1,048,986
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,070,241	1,037,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	965,910	936,905
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	925,244	897,089
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	911,785	883,707
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	758,002	735,202
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	376,451	365,874
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	18,647,427	17,756,106
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,755,824	1,602,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,462,206	2,233,858
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,896,466	1,725,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	571,385	516,440
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	232,010	209,784
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	67,952,606	59,064,799
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	46,449,533	40,127,440
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	35,092,284	30,458,552
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,419,171	23,798,629
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,945,084	14,696,993
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,937,096	12,843,375
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	187,111	161,468
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,346,920	5,485,045
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	591,234	511,317
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	326,054	279,026
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,363,449	1,321,455
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	861,848	835,301
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	840,738	815,490
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	3,235,658	2,950,053
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	24,110,592	20,926,928
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,012,023	865,741
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	418,262	405,540
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	465,950	424,398
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,533,642	3,201,143
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,954,450	1,775,051
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,394,902	6,478,532
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,547,407	5,695,137
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,237,143	2,814,755
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	31,764	27,669
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	603,632	585,044
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	526,222	510,399
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,250	4,686
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050 (t)	10,540,893	9,181,970
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	34,933,313	30,058,572
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,151,379	24,223,017
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	26,966,024	23,203,072
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,421,912	2,076,380
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	11,113,165	10,557,661
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	206,573	195,796
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,656,298	6,921,840
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	28,353,045	24,662,351
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,375,514	9,908,992
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	8,471,881	7,326,743
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	813,699	697,609
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	32,817	32,031
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	240,270	234,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	518,326	482,309
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	107,736	100,118
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	71,882	67,098
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,898	61,221
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	62,668	58,308
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,569	48,874
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,198	43,797
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	36,442	33,804
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,502	27,552
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,673	21,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,595	12,706
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,004	10,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,088	9,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,991	9,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,974	9,242
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,743	9,028
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,777	8,135
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,413	7,815
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,165	7,607
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,648	7,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,432	6,911
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,414	6,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,621	3,348
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	43,768	40,857
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	9,097,916	8,164,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,818,529	7,836,989
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,425,981	7,488,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,270,843	1,135,350
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	348,824	312,724
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	35,980	35,141
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	878,949	840,172
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	46,113	42,752
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	388,459	355,540
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	47,114	42,429
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (s)	42,122,130	37,986,609
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	21,431,172	19,286,891
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,638,691	5,955,790
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,241,720	1,209,519
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	48,112	46,936
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,225,576	1,202,936
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	254,947	237,398
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,097	35,344
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	28,016	26,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,257	18,743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,089	8,466
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,077	7,557
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,084	7,500
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,558	7,117
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,005	6,477
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	5,198,887	4,712,834
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,789,293	1,606,911
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	23,922,783	21,678,723
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	23,066,720	20,787,629
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,396,411	16,555,771
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,280,110	12,869,174
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,787,417	10,593,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,755,727	6,892,481
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	255,093	230,367
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	172,474	155,756
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	3,077	3,037
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,829,803	4,730,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,320,262	2,272,200
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	200,044	194,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	149,918	139,698
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,713	62,010
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,457	35,763
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,292	22,596
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,234	22,431
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,776	21,187
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,912	20,380
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,562	19,999
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,232	19,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,338	9,695
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,861	7,312
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,820	6,348
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,085	4,697
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,006	4,654
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,834	4,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,140	2,944
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	19,590,472	17,789,534
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	16,650,546	14,942,961
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	25,443,031	22,865,543
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	9,727,204	8,726,597
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,192,299	5,580,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,491,963	4,042,523
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	488,227	437,242
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,091,310	2,057,427
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,839,898	1,812,778
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	80,529	78,547
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	101,813	99,089
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	846,055	830,838
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	425,924	395,491
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	313,209	290,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	232,100	215,940
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	170,337	158,334
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	148,064	137,532
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	89,038	82,859
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	78,584	72,979
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	64,772	59,913
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,539	38,737
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,853	29,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,664	28,361
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,805	19,275
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,919	10,129
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,693	5,259
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,115	4,761
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,312	2,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,756,742	6,120,819
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,882,093	4,421,080
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	739,694	663,835
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	26,870,648	24,089,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (u)	26,111,146	23,457,815
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	20,156,585	18,007,555
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,798,476	11,497,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,093,456	7,238,145
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,813,826	6,944,114
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,172,297	1,947,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,234	34,277
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	95,365	93,305
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	81,335	79,457
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	304,392	289,441
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	119,767	111,221
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	30,421	28,277
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,645	20,100
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,711	9,011
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,315	6,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,382	5,002
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,601	4,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	32,100	29,547
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	81,936	75,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	32,659	29,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,779,477	2,543,939
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,528,556	8,625,803
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,887,046	4,430,147
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	24,228,448	21,872,431
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	17,988,168	16,154,647
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,716,627	8,711,035
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,850,457	6,976,667
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,300,000	6,601,541
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,866,080	6,101,856
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,193,960	1,990,900
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	30,709	27,434
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	159,565	155,506
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	121,749	118,805
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	46,587	45,461
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	2,947,656	2,868,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	140,935	137,171
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	84,801	78,818
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,455	15,244
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,871	14,741
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,469	13,425
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	346,255	318,860
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	21,816,784	20,193,445
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,673,489	8,757,005
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	20,662,386	18,691,881
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,487,642	6,724,432
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	6,691,765	5,946,943
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,694,411	2,419,772
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	374,292	336,842
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	708,679	691,084
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	376,149	348,353
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	310,070	288,089
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,425	42,103
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,172	26,156
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,361	20,752
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,068	18,625
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,310	10,506
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,993	5,568
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,989	4,606
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,455	44,448
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,683	3,406
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	733,105	663,878
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	88,660	79,734
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	573,337	513,643
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,810	6,277
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,922	4,550
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,910	4,546
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,538	3,266
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	295,683	274,601
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	64,158,296	57,999,626
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,725,557	3,363,277
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,474,746	1,310,601
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	15,461	15,108
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,424,628	2,382,613
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	99,312	95,875
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	407,801	387,305
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	72,092	67,191
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	17,684	16,396
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	729,853	674,566
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,133	15,886
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,605	9,815
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,685	5,300
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,797	19,161
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,635	17,180
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (u)	3,198,013	2,928,007
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,058,976	4,576,518
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	76,787	68,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	27,221,657	24,549,054
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,271,407	1,138,634
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	841,840	757,085
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	14,916,335	13,381,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	13,151,347	11,802,620
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	17,418	17,207
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	365,751	357,309
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	3,568,659	3,495,561
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	47,481	45,768
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	210,340	194,941
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	88,370	81,680
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,122	11,218
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	102,825	94,210
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	91,356	83,616
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	33,582	30,633
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,454,629	1,331,816
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	41,538,020	37,524,750
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,369,831	3,950,363
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	8,505,798	7,678,679
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,809,069	8,861,349
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,204,531	8,257,691
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	5,700,172	5,115,595
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	222,191	217,060
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	34,081	33,287
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	122,772	119,609
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,261,116	5,152,908
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	240,056	223,081
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	38,610	35,713
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,116	28,736
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	14,173	13,136
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,267,024	2,990,171
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,209,378	1,107,271
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	7,738,249	6,876,948
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	801,201	716,530
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,596	4,393
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	52,269	49,455
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	24,622	23,269
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,658	5,429
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	62,916	60,072
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	196,951	187,702
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	27,725	26,474
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,655,743	1,561,274
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,574,140	5,277,007
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,923,246	3,740,062
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,680,920	18,750,784
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,390,513	3,166,339
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,074,465	1,932,767
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	861,888	802,747
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	22,148	20,656
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,222	3,180
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	163,884	161,295
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	8,116	7,783
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	478,891	456,545
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	174,330	166,192
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	112,616	107,895
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	44,694	42,621
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	26,841	25,601
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,577	12,038
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,913	7,534
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	116,784	110,245
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	12,869,967	12,123,598
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	5,223,504	4,946,695
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	472,953	440,796
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	43,165	40,230
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	52,135	49,656
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	27,268	25,926
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	26,187	24,937
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,716	13,967
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,205	8,772
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,757	7,379
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	28,479	27,053
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	7,767	7,322
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	842,905	798,237
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,400,014	3,210,274
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,014,542	2,809,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	2,737,522	2,713,100
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	121,160	115,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,631	36,873
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	14,992	14,279
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	6,569	6,230
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	19,451	18,426
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	16,719,065	15,916,916
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	624,767	589,121
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	141,579	133,502
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	22,907	21,700
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	413,164	391,269
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	247,747	233,225
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	19,884,821	18,489,292
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	8,000,683	7,451,691
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	3,261,493	3,206,917
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	91,242	86,682
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	20,763	19,788
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,621	18,591
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	855,031	809,186
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	107,700	101,925
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,799,599	6,335,148
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,714,574	4,394,015
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	3,018,884	2,812,677
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,734,634	1,619,943
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	36,926	34,256
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	111,698	106,166
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	91,980	87,594
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	859,193	813,393
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	105,822	99,619
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	19,678,890	18,513,052
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	17,429,139	16,227,738
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,358,342	1,268,531
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	33,684	32,129
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,778	15,992
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,503	5,245
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	249,324	237,161
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	188,588	179,233
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	33,370	31,746
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	23,038	21,931
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,320	9,827
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	380,450	359,456
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	8,887,111	8,343,948
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,325,550	2,223,773
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	386,519	365,916
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (u)	70,846,787	66,295,370
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,479,535	2,309,394
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	112,871	105,161
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	303,989	288,913
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	190,291	180,954
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,538	6,193
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,295	3,150
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	106,013	100,064
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	300,637	284,799
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	84,745	80,254
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	732,167	693,138
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	416,342	394,148
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,350,852	2,203,499
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,650,109	1,535,335
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	142,513	132,734
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	240,296	229,306
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,485	10,009
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,047	5,766
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	192,499	183,015
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,239	4,997
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,917,515	1,807,511
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,531,952	1,438,322
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	576,629	567,701
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	192,964	189,977
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	14,517	14,156
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,420	14,697
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	19,359	18,376
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	13,708,493	13,071,687
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,420,398	1,328,703
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,708,337	4,633,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	739,005	727,563
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	206,296	196,831
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	66,257	63,350
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	28,009	26,666
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	236,512	225,822
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	38,186	36,399
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,627	7,255
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,524	12,795
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	146,047	137,851
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	443,034	419,557
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	223,981	211,832
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,884,540	3,647,124
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	27,335,500	25,698,976
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,084,500	1,013,812
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	17,237,690	15,977,303
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	16,992,385	15,847,640
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	24,326	22,604
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	3,248,869	3,198,566
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,213,875	2,178,905
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	116,101	110,759
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	109,961	104,832
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	60,296	57,486
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,514	33,852
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	32,896	31,475
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,458	20,524
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,727	17,848
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,685	10,189
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,252	8,850
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,841,751	1,738,971
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,358,823	3,180,829
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	20,324,475	18,955,254
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	16,049,615	14,958,352
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,948,510	14,879,073
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	6,019,852	5,614,306
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	3,893,425	3,631,132
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	831,311	774,009
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,403	6,141
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	16,601	15,909
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	8,207	8,001
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	414,021	407,880
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	35,813	35,254
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,207	13,989
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,208	11,046
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,697	9,546
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,254	4,192
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,679	3,630
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	840	829
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	516,326	508,605
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	38,227	37,589
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,509	5,403
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,827	1,817
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,543,744	1,518,410
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	39,561	38,632
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	17,971	17,419
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	686,886	663,425
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	37,271	35,742
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	447,320	433,719
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,273	1,255
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	106,885	105,363
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	93,606	92,049
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,788	23,476
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,781	16,538
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,168	11,011
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	450,302	443,150
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	306,323	301,390
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,200	17,874
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,833	5,742
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,755	1,740
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	880,970	866,432
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	50,845	49,666
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	389,748	380,699
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	556,147	547,955
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	137,116	135,294
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	123,378	121,432
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	115,362	113,493
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	109,103	107,422
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	105,414	103,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	105,257	103,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	101,668	100,249
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,431	93,033
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,439	87,866
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,455	81,187
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,709	75,472
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	71,196	70,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,106	54,220
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,944	51,024
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	46,386	45,668
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	46,242	45,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,560	35,915
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,165	30,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,617	12,386
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,000	10,839
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,363	4,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,004	1,980
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	292,884	288,242
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	167,687	165,006
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	144,517	142,154
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,386	6,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	195,261	190,545
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	1,046,484	1,012,376
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	609,895	591,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	77,380	75,051
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	280,907	276,554
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,279	5,196
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,007	4,948
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,565	4,503
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,805	3,756
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,497	3,425
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,162	3,113
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,393	2,359
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	60,575	59,562
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	43,450	42,755
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,507	12,304
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,461	8,325
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	20,368	20,061
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	28,359	27,733
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	26,716	26,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	72,268	70,432
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	345,013	334,630
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	342,418	337,372
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	43,719	43,066
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,516	13,313
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,554	5,464
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,155	4,096
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,768	3,713
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,197	3,147
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	361,487	355,457
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,379	28,936
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	22,847	22,419
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,937	8,833
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,883	3,826
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,490	3,426
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	314,724	306,729
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	94,796	92,477
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	51,568	49,839
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	295,110	286,136
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	63,290	60,516
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,802	9,710
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,468	7,367
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	3,171	3,129
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,340	17,029
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,002	16,739
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,813	9,663
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,518	8,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,585	7,471
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,733	6,614
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,558	3,513
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,382	2,348
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	173,429	170,292
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,651	19,339
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,571	17,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,213	12,953
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,192	10,989
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	51,554	50,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	46,565	45,472
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	8,872,995	8,724,954
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	583,960	570,051
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	37,610	36,678
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	194,081	187,877
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	35,404,449	34,173,047
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	151,165	148,706
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	108,151	106,400
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,077	51,235
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,774	29,244
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,124	21,725
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,053	18,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,679	14,416
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,440	6,325
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,717	2,680
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	50,124	49,113
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	69,230,642	67,685,941
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	48,894,207	48,080,666
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	43,680	42,660
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,870	13,528
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,490	9,257
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	114,881	112,034
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	120,587	117,033
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	77,265	74,988
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	55,316	53,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	11,131	10,803
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	893,219	861,315
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	82,427	79,869
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,119,951	4,075,791
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	570,365	554,805
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	226,921	220,305
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	23,292	22,605
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	50,967,329	49,130,925
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	31,080,187	30,028,325
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	50,047	49,296
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	98,998	96,732
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	616,867	601,195
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	7,257,722	6,973,539
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,950,336	6,678,189
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	9,711	9,510
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	549,368	536,956
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,452,951	1,408,318
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	313,051	304,511
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	89,408	86,633
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,384	3,342
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	26,463	25,935
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,526	9,330
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	7,947	7,782
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	102,297	99,836
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	63,020	61,656
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	62,029	60,472
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	853,487	826,736
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,542,413	2,437,301
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	627,023	620,302
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	16,884	16,619
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,563	8,428
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,116	19,791
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,137	8,966
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,813	7,678
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,190	5,121
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,173	2,140
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	659,546	644,645
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,399	9,175
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	471,090	456,913
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	41,968	40,705
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	778,406	754,252
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	35,457,663	34,146,846
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	14,939	14,845
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,288	1,296
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,350	6,386
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	5,006	5,018
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	150,492	150,065
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,947	20,881
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	765,310	761,462
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	177,337	178,609
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,072	9,136
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,800	7,859
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	12,567	12,656
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	426,608	428,863
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	60,681	60,509
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,498,430	5,496,555
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	9,472	9,538
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,388	5,427
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	50,564	50,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,649	2,669
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,144,497	1,152,525
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	30,685	30,888
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	57,507	57,811
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,669	9,720
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	106,408	107,150
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,855	19,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,694	6,675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	17,180	17,294
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,645	5,678
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	85,797	86,412
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,487	17,609
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,480	17,605
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,967	3,993
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,393	3,417
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,931	2,952
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	96,387	97,014
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,521	7,565
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,967	1,982
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	53,961	53,960
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,709	11,709
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,989,640	9,986,234
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,218,423	1,218,008
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,527,600	6,458,058
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,746,378	1,717,949
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	4,744	4,771
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,019	4,047
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,605	1,617
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	99,467	99,958
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	603,337	607,590
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,500	5,514
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	76,839	76,597
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	34,479	34,371
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,661,949	3,648,112
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	290,205	288,565
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	96,576	97,871
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	33,014	33,238
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,502	11,577
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	610	613
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	7,464	7,516
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	58,787	59,061
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	529,060	532,806
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	78,043	78,599
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	40,734	40,834
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	46,438	46,350
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,401	11,380
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	9,101	9,121
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	86,886	86,612
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,687	17,631
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	591,057	595,110
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	163,570	164,674
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	101,613	102,292
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,845	2,865
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,448	6,489
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	35,825	36,096
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,883	16,979
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,739	29,878
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	58,058	57,948
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	46,997	46,863
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	31,170	31,110
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	25,939	25,889
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,243	13,218
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,988	10,967
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,284,720	2,300,939
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	59,756	59,531
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,370,881	7,474,324
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,288	1,298
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,060	3,082
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	42,780	42,698
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	16,956	16,993
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,820	7,837
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2052	7,750,317	7,675,015
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	49,138	49,797
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	158,595	159,712
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	194,744	195,717
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	50,547	50,735
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	9,732	9,741
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,749	2,757
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	713,352	713,109
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	21,655	21,648
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,039	13,015
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	8,104	8,121
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	215	215
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,569	1,577
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	771	774
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	112,396	113,201
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,150	17,273
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,613	4,647
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,856	2,877
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	637	642
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,509	3,532
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,513	1,523
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	23,783	23,893
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	562,550	562,358
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	227,894	229,511
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	97,441	97,256
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,169	23,310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,471	11,545
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,396	10,459
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,159	8,213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,635	7,687
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,604	3,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,502	3,524
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,829	1,837
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,756	1,767
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	929	934
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	175,433	172,400
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,234	3,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	132,033	133,803
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,134	1,142
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,104	1,111
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,775	4,807
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,092	3,122
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,331,349	3,311,474
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,767,517	3,710,897
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,139	25,299
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,194	12,273
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,634	11,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,209	9,269
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,536	4,566
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,897	3,923
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	59,007	59,427
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	28,672	28,868
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,622	1,634
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	6,387	6,435
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,661	1,672
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	101,276	101,941
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	247,063	248,804
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	15,032	15,146
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	105,092	104,793
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	23,235	23,169
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	9,170,545	9,161,687
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,208	1,221
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	119,527	122,433
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	21,133,079	21,372,187
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,273,056	7,346,254
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	42,977,479	43,477,853
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	163,680	166,752
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	13,271,451	13,454,788
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	13,086,592	13,234,659
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,314,113	8,392,593
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	4,061,991	4,072,407
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,956,033	9,054,566
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	526,338	536,225
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	89,129	90,898
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	2,976,345	3,040,714
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	238,142	239,050
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	4,319	4,391
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	9,162	9,386
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	2,363,688	2,397,080
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	223,986	227,574
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	11,564	11,846
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,008	5,129
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	94,379	94,680
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	34,455	34,584
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,102	10,350
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	3,637,864	3,694,940
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	531,478	541,377
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	187,657	191,126
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	487,528	493,204
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,881	14,218
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,262	7,440
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,392,283	1,413,257
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	19,371	19,696
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,926	2,976
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	186,411	190,132
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	9,868,132	9,983,024
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	15,302	15,677
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	7,190	7,369
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	632,709	632,444
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	173,355	175,374
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,038	2,089
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	22,062	22,600
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	6,043	6,191
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	28,486,886	28,889,317
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,649,052	2,679,024
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,036,276	2,065,043
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,489,113	1,505,961
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	22,353	22,529
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,857,431	1,879,057
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	160,576	163,002
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	397	411
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,083,337	1,102,841
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	9,347,035	9,468,579
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	1,543,632	1,563,704
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	20,322,092	20,929,286
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	20,293,448	20,627,092
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,473,497	4,604,362
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,050,307	3,089,972
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	652,563	661,049
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	167,753	170,354
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	381	394
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	224,374	231,868
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,104,444	1,121,221
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	8,777,979	8,908,719
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	3,107,205	3,161,748
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	671	692
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	226	233
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	6,509,172	6,662,974
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	3,229,957	3,288,108
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,664,508	2,712,478
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,872,313	1,906,022
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	20,541,190	20,808,297
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	7,676,042	7,775,857
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	5,232,777	5,300,821
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	5,940,018	6,021,157
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	7,747,260	7,848,001
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	1,771,307	1,794,340
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	57,483	58,344
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	166,358	168,821
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	17,122,761	17,575,504
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	432,660	438,286
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	17,975,210	18,428,023
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,781,193	6,875,729
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,728,099	6,821,895
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	16,988,279	17,209,186
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,983,488	17,427,241
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	12,167,595	12,485,517
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,454,226	2,524,487
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	13,493,419	13,723,698
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	183,789	186,440
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	166,064	168,625
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	3,378,949	3,432,391
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,282,056	2,319,575
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,042,148	2,068,703
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	266,286	269,749
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	22,606,523	23,190,133
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	14,937,461	15,299,747
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	16,038,677	16,292,345
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	4,899,899	4,963,615
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	444,719	450,502
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	8,391,108	8,631,333
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,232,424	7,326,471
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,304,897	5,471,688
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	160,360	162,446
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	68,156	69,298
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	479	494
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	11,410,788	11,559,168
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	11,351,856	11,538,492
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,574,631	10,712,138
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,054,070	3,093,783
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	199,746	202,526
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (c)(d)	1,282	1,302
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	1,289	1,311
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	1,047	1,065
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	478	485
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	678	691
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	1,178	1,212
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,384	2,511
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	448	471
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	46,159	48,846
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	44,709	47,404
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,639	3,863
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	33,095	34,671
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	17,589	18,449
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,746	2,896
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,506	2,643
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,781	1,881
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	433	453
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	279	295
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	214	226
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	43,038	45,464
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,227,113	1,275,009
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	21,091,164	21,979,269
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	78,776	82,498
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	13,925	14,620
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,004	6,298
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,150	1,215
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	592	626
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,403	7,863
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	25,228,434	26,026,717
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	28,792,073	29,968,456
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	10,799,928	11,258,066
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,144,760	4,328,354
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,710	18,782
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	27,975,073	29,100,591
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,059,279	4,244,160
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	24,117	25,228
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	15,950	16,916
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,333	1,415
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	9,753,047	10,032,671
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	15,531,928	16,181,091
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,372,281	1,410,660
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	880	927
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,770	2,925
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	53,827	57,008
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	29,876,261	30,711,816
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	59,538	61,054
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	22,173,126	23,079,074
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,093	8,481
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,988	2,097
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,137	1,194
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	27,104	28,562
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	18,125,927	18,836,775
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	11,771,512	12,229,479
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	33,083,084	34,008,325
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	33,969,434	35,452,893
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,791	8,202
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,538	3,716
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,617	2,753
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	375	394
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	224	236
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	86	89
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,686	8,151
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	18,604,137	19,295,398
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	101,013	107,050
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,967,170	4,123,991
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	28,305,165	29,282,534
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	27,021,321	28,116,911
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,549,725	19,068,509
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	39,277,697	40,459,037
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	15,318,314	15,988,467
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,667	4,898
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,914	2,011
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,251	1,315
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,125	1,185
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	57	60
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	119,727	125,080
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	42,891,609	44,077,763
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	21,441,852	22,332,997
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	14,769,367	15,365,543
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,342	2,403
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	24,346	25,624
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,176	3,331
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	933	985
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	491	518
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	400	420
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	54	57
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,189	3,379
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	3,154,659	3,277,790
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	7,351,304	7,605,142
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	46,702,081	47,993,613
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	16,701,334	17,435,907
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	14,259,792	15,018,030
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,152,468	6,502,686
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,446	3,675
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	13,569,191	14,251,485
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,956	5,181
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	47,311	49,644
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	501	535
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,305,216	4,541,269
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	183	195
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,075	1,147
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	6,669,631	6,927,359
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	11,165,628	11,798,595
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	151	162
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,976,445	11,560,098
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,676	1,783
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	14,850,838	15,654,428
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	9,903,343	10,276,744
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	9,587,384	10,139,870
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,345	15,006
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,897	3,029
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,927	6,231
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	246	262
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	324,930	339,923
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,339,339	12,804,587
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,312,721	7,680,424
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,265,938	3,443,680
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	9,759,379	10,321,777
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,327,400	5,644,804
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,480	2,644
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	437	466
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	332	354
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	43,522	45,645
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	34,080	35,724
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,066	8,472
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	8,084,669	8,527,948
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,983,031	7,392,530
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	5,418,365	5,737,802
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	183	195
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	10,043,697	10,564,413
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	48,161	50,203
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	308	310
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	10	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	541	567
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	90	95
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	5,980,276	6,336,846
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,814,315	4,045,317
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,293,441	3,496,243
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	229	230
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	12	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	193	203
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	63	67
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	82	87
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	151	161
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	118	124
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	2,147,842	2,280,101
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	33	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	52	54
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	433	454
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	7,387,527	7,854,553
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	568,631	600,980
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	331,611	349,932
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	121,790	129,537
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	166	167
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	83	85
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	472	495
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	209	220
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	94	100
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,612,691	3,831,483
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,594,146	1,679,034
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	514,957	543,481
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	198	208
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	168	177
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	83	87
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	440	462
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	221	232
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	14	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	174	174
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	112	117
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	703	750
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	5,490,133	5,828,202
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	11	10
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,808	2,963
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	177	187
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	87	91
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	27	29
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	87	91
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	234	249
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	160	170
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,805	1,891
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	7,263	7,612
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	129	136
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	119	127
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	748	783
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	490	513
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,511	2,666
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,064	1,115
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	517	544
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	449	478
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	786	824
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1	0
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	190	199
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	63	66
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	151	159
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	56	59
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	346	368
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	330	349
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	81	85
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,291	1,396
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	148,671	158,639
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	358	359
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	252	264
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	87	91
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	101	106
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	91	95
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	32	34
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	273	286
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	33	35
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,460	4,740
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,126	1,195
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	254,797	272,756
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	463	465
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	46	48
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	223	234
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	182	191
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	123	129
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	690	723
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,133	1,191
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	103	108
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	50	53
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	32	34
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	914	973
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	4,320,365	4,580,665
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	183,333	193,863
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	3,426,706	3,644,407
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,817,051	1,938,878
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,196,321	1,273,819
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	218	220
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	297	303
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	274	278
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	140	142
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	103	105
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	251	258
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	818	856
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	106	110
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	182	186
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	109	111
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	91	92
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	56	59
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	227	239
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	96	99
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	134	137
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	73	76
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	402	426
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	100	102
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	342	356
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	171	181
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	381	387
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	138	141
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	219	233
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,287	1,378
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	234	250
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	307	312
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	661	703
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	560	598
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	150	152
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	151	156
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	267	285
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	143	153
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	76	80
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	57	60
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	221	231
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	277	288
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,007	4,099
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	98	103
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,529	3,775
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	241	246
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	218	223
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	282	294
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	153	159
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	898	964
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,594	2,804
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,331	2,483
Freddie Mac Gold Pool 1.5% 1/1/2036	16,228,268	14,710,065
Freddie Mac Gold Pool 1.5% 1/1/2051	23,364,371	18,147,231
Freddie Mac Gold Pool 1.5% 10/1/2035	136,938	124,512
Freddie Mac Gold Pool 1.5% 11/1/2035	6,484,117	5,895,745
Freddie Mac Gold Pool 1.5% 11/1/2035	1,100,840	1,000,949
Freddie Mac Gold Pool 1.5% 11/1/2037	3,150,936	2,853,202
Freddie Mac Gold Pool 1.5% 11/1/2050	749,664	588,593
Freddie Mac Gold Pool 1.5% 12/1/2031	13,004,096	12,327,920
Freddie Mac Gold Pool 1.5% 12/1/2035	9,884,818	8,960,063
Freddie Mac Gold Pool 1.5% 12/1/2036	273,822	247,349
Freddie Mac Gold Pool 1.5% 12/1/2040	1,488,996	1,275,366
Freddie Mac Gold Pool 1.5% 12/1/2050	528,126	414,655
Freddie Mac Gold Pool 1.5% 12/1/2050	138,203	108,638
Freddie Mac Gold Pool 1.5% 2/1/2036	811,822	735,874
Freddie Mac Gold Pool 1.5% 2/1/2041	9,367,075	8,004,753
Freddie Mac Gold Pool 1.5% 2/1/2051	23,760,684	18,455,050
Freddie Mac Gold Pool 1.5% 3/1/2036	513,441	465,407
Freddie Mac Gold Pool 1.5% 3/1/2041	2,601,489	2,223,249
Freddie Mac Gold Pool 1.5% 3/1/2051	14,678,972	11,401,235
Freddie Mac Gold Pool 1.5% 3/1/2051	188,570	148,231
Freddie Mac Gold Pool 1.5% 4/1/2036	6,377,277	5,780,664
Freddie Mac Gold Pool 1.5% 4/1/2041	11,310,168	9,661,157
Freddie Mac Gold Pool 1.5% 4/1/2041	6,188,013	5,280,628
Freddie Mac Gold Pool 1.5% 4/1/2051	265,065,028	205,877,413
Freddie Mac Gold Pool 1.5% 5/1/2036	50,530,641	45,850,720
Freddie Mac Gold Pool 1.5% 5/1/2036	906,368	820,724
Freddie Mac Gold Pool 1.5% 6/1/2036	919,464	832,583
Freddie Mac Gold Pool 1.5% 6/1/2051	463,717	364,519
Freddie Mac Gold Pool 1.5% 8/1/2035	5,162,515	4,694,066
Freddie Mac Gold Pool 1.5% 8/1/2036	558,667	505,878
Freddie Mac Gold Pool 2% 1/1/2051	126,205	104,824
Freddie Mac Gold Pool 2% 1/1/2052	5,073,286	4,205,882
Freddie Mac Gold Pool 2% 1/1/2052	3,163,549	2,630,570
Freddie Mac Gold Pool 2% 1/1/2052	888,678	739,236
Freddie Mac Gold Pool 2% 10/1/2041	1,031,881	905,303
Freddie Mac Gold Pool 2% 10/1/2051	20,963,516	17,346,528
Freddie Mac Gold Pool 2% 10/1/2051	1,535,316	1,272,816
Freddie Mac Gold Pool 2% 10/1/2051	1,514,661	1,258,059
Freddie Mac Gold Pool 2% 11/1/2041	6,571,580	5,763,025
Freddie Mac Gold Pool 2% 11/1/2050	87,764,635	72,100,859
Freddie Mac Gold Pool 2% 11/1/2050	15,498,575	12,911,672
Freddie Mac Gold Pool 2% 11/1/2050	246,319	205,051
Freddie Mac Gold Pool 2% 11/1/2050	27,818	22,914
Freddie Mac Gold Pool 2% 11/1/2051	21,781,189	18,023,121
Freddie Mac Gold Pool 2% 11/1/2051	11,434,422	9,429,399
Freddie Mac Gold Pool 2% 11/1/2051	5,579,008	4,625,139
Freddie Mac Gold Pool 2% 11/1/2051	2,095,127	1,736,913
Freddie Mac Gold Pool 2% 11/1/2051	1,347,451	1,117,070
Freddie Mac Gold Pool 2% 12/1/2035	1,591,468	1,480,012
Freddie Mac Gold Pool 2% 12/1/2051	30,792,021	25,527,362
Freddie Mac Gold Pool 2% 12/1/2051	463,045	384,599
Freddie Mac Gold Pool 2% 12/1/2051	326,954	271,972
Freddie Mac Gold Pool 2% 2/1/2036	854,753	793,556
Freddie Mac Gold Pool 2% 2/1/2036	635,839	591,110
Freddie Mac Gold Pool 2% 2/1/2036	538,754	500,181
Freddie Mac Gold Pool 2% 2/1/2041	4,034,845	3,560,585
Freddie Mac Gold Pool 2% 2/1/2042	2,333,389	2,042,770
Freddie Mac Gold Pool 2% 2/1/2051	65,551,442	54,610,100
Freddie Mac Gold Pool 2% 2/1/2052	43,662,900	36,156,710
Freddie Mac Gold Pool 2% 2/1/2052	34,497,460	28,523,801
Freddie Mac Gold Pool 2% 2/1/2052	10,677,197	8,741,557
Freddie Mac Gold Pool 2% 2/1/2052	4,559,802	3,791,591
Freddie Mac Gold Pool 2% 3/1/2036	471,103	437,373
Freddie Mac Gold Pool 2% 3/1/2036	14,431	13,393
Freddie Mac Gold Pool 2% 3/1/2041	2,460,264	2,179,748
Freddie Mac Gold Pool 2% 3/1/2051	20,239,797	16,646,478
Freddie Mac Gold Pool 2% 3/1/2052	36,198,453	29,636,133
Freddie Mac Gold Pool 2% 3/1/2052	14,255,353	11,755,680
Freddie Mac Gold Pool 2% 4/1/2042	26,128,651	23,057,210
Freddie Mac Gold Pool 2% 4/1/2052	7,364,545	6,073,173
Freddie Mac Gold Pool 2% 5/1/2036	817,802	759,251
Freddie Mac Gold Pool 2% 5/1/2041	2,142,742	1,886,833
Freddie Mac Gold Pool 2% 5/1/2051	53,057,431	44,168,333
Freddie Mac Gold Pool 2% 5/1/2051	3,429,922	2,840,276
Freddie Mac Gold Pool 2% 5/1/2051	2,358,820	1,959,207
Freddie Mac Gold Pool 2% 5/1/2051	1,103,547	908,316
Freddie Mac Gold Pool 2% 6/1/2035	5,441,537	5,080,851
Freddie Mac Gold Pool 2% 6/1/2041	3,568,631	3,140,327
Freddie Mac Gold Pool 2% 6/1/2050	134,195,336	110,496,466
Freddie Mac Gold Pool 2% 6/1/2050	18,236,164	15,163,830
Freddie Mac Gold Pool 2% 7/1/2041	32,448,751	28,582,544
Freddie Mac Gold Pool 2% 7/1/2041	15,980,540	14,052,163
Freddie Mac Gold Pool 2% 7/1/2050	409,997	340,923
Freddie Mac Gold Pool 2% 7/1/2051	1,316,742	1,092,435
Freddie Mac Gold Pool 2% 8/1/2051	3,792,114	3,115,317
Freddie Mac Gold Pool 2% 9/1/2050	54,077,485	44,476,714
Freddie Mac Gold Pool 2% 9/1/2050	4,747,435	3,900,137
Freddie Mac Gold Pool 2% 9/1/2050	906,626	750,766
Freddie Mac Gold Pool 2.5% 1/1/2033	893,975	862,435
Freddie Mac Gold Pool 2.5% 1/1/2033	10,623	10,244
Freddie Mac Gold Pool 2.5% 1/1/2041	773,108	701,996
Freddie Mac Gold Pool 2.5% 1/1/2042	8,800,535	7,935,274
Freddie Mac Gold Pool 2.5% 1/1/2051	23,882	20,609
Freddie Mac Gold Pool 2.5% 1/1/2052	10,618,383	9,193,060
Freddie Mac Gold Pool 2.5% 1/1/2052	239,044	206,584
Freddie Mac Gold Pool 2.5% 1/1/2052	24,998	21,658
Freddie Mac Gold Pool 2.5% 10/1/2031	104,690	101,573
Freddie Mac Gold Pool 2.5% 10/1/2040	4,159,394	3,786,211
Freddie Mac Gold Pool 2.5% 10/1/2041	4,286,364	3,871,619
Freddie Mac Gold Pool 2.5% 10/1/2050	11,613,831	10,058,516
Freddie Mac Gold Pool 2.5% 10/1/2050	11,151,019	9,713,439
Freddie Mac Gold Pool 2.5% 10/1/2051	8,423,764	7,271,969
Freddie Mac Gold Pool 2.5% 11/1/2031	2,546,219	2,464,900
Freddie Mac Gold Pool 2.5% 11/1/2041	17,954,045	16,280,721
Freddie Mac Gold Pool 2.5% 11/1/2041	2,581,586	2,336,716
Freddie Mac Gold Pool 2.5% 11/1/2041	1,635,082	1,483,059
Freddie Mac Gold Pool 2.5% 11/1/2049	265,881	229,527
Freddie Mac Gold Pool 2.5% 11/1/2050	8,772,221	7,624,865
Freddie Mac Gold Pool 2.5% 11/1/2050	8,312,324	7,232,913
Freddie Mac Gold Pool 2.5% 11/1/2050	3,197,667	2,769,438
Freddie Mac Gold Pool 2.5% 11/1/2051	16,467,582	14,303,425
Freddie Mac Gold Pool 2.5% 11/1/2051	2,409,109	2,064,650
Freddie Mac Gold Pool 2.5% 12/1/2041	38,015	34,289
Freddie Mac Gold Pool 2.5% 12/1/2050	2,947,031	2,564,340
Freddie Mac Gold Pool 2.5% 12/1/2051	18,854,109	16,276,155
Freddie Mac Gold Pool 2.5% 12/1/2051	15,702,974	13,555,880
Freddie Mac Gold Pool 2.5% 12/1/2051	5,306,993	4,548,190
Freddie Mac Gold Pool 2.5% 12/1/2051	836,720	726,236
Freddie Mac Gold Pool 2.5% 2/1/2042	3,362,655	3,046,195
Freddie Mac Gold Pool 2.5% 2/1/2050	1,464,255	1,264,045
Freddie Mac Gold Pool 2.5% 2/1/2051	64,874,809	56,389,560
Freddie Mac Gold Pool 2.5% 2/1/2051	72,966	62,967
Freddie Mac Gold Pool 2.5% 3/1/2047	248,886	216,333
Freddie Mac Gold Pool 2.5% 3/1/2050	9,662,552	8,335,336
Freddie Mac Gold Pool 2.5% 3/1/2051	4,027,328	3,475,406
Freddie Mac Gold Pool 2.5% 3/1/2052	50,901,953	43,560,277
Freddie Mac Gold Pool 2.5% 4/1/2042	1,672,013	1,509,343
Freddie Mac Gold Pool 2.5% 4/1/2052 (s)	8,846,743	7,678,581
Freddie Mac Gold Pool 2.5% 4/1/2052	1,357,208	1,161,456
Freddie Mac Gold Pool 2.5% 5/1/2041	20,447,124	18,545,476
Freddie Mac Gold Pool 2.5% 5/1/2041	7,200,625	6,562,230
Freddie Mac Gold Pool 2.5% 5/1/2051	22,475,498	19,325,125
Freddie Mac Gold Pool 2.5% 5/1/2051	10,976,332	9,526,971
Freddie Mac Gold Pool 2.5% 5/1/2051	1,573,996	1,368,127
Freddie Mac Gold Pool 2.5% 6/1/2031	329,117	320,215
Freddie Mac Gold Pool 2.5% 6/1/2031	199,678	193,806
Freddie Mac Gold Pool 2.5% 6/1/2041	1,993,498	1,809,439
Freddie Mac Gold Pool 2.5% 6/1/2052	153,960	131,706
Freddie Mac Gold Pool 2.5% 7/1/2031	340,137	330,138
Freddie Mac Gold Pool 2.5% 7/1/2041	3,745,866	3,413,368
Freddie Mac Gold Pool 2.5% 7/1/2050	21,464,998	18,711,163
Freddie Mac Gold Pool 2.5% 7/1/2050	11,132,966	9,676,838
Freddie Mac Gold Pool 2.5% 7/1/2051	15,012,033	12,982,869
Freddie Mac Gold Pool 2.5% 8/1/2031	573,474	556,394
Freddie Mac Gold Pool 2.5% 8/1/2032	459,813	443,919
Freddie Mac Gold Pool 2.5% 8/1/2041	1,340,453	1,217,265
Freddie Mac Gold Pool 2.5% 8/1/2050	37,464,345	32,587,641
Freddie Mac Gold Pool 2.5% 9/1/2041	2,938,710	2,666,230
Freddie Mac Gold Pool 3% 1/1/2033	101,484	99,132
Freddie Mac Gold Pool 3% 1/1/2033	77,279	75,388
Freddie Mac Gold Pool 3% 1/1/2033	56,529	55,220
Freddie Mac Gold Pool 3% 1/1/2034	40,978	39,993
Freddie Mac Gold Pool 3% 1/1/2043	46,204	43,003
Freddie Mac Gold Pool 3% 1/1/2043	44,741	41,412
Freddie Mac Gold Pool 3% 1/1/2052	15,833,378	14,219,493
Freddie Mac Gold Pool 3% 1/1/2052	5,245,028	4,702,210
Freddie Mac Gold Pool 3% 1/1/2052	5,194,854	4,657,230
Freddie Mac Gold Pool 3% 1/1/2052	1,408,274	1,262,089
Freddie Mac Gold Pool 3% 1/1/2052	667,257	598,201
Freddie Mac Gold Pool 3% 1/1/2052	195,185	174,985
Freddie Mac Gold Pool 3% 10/1/2042	15,925	14,777
Freddie Mac Gold Pool 3% 10/1/2049	12,109,172	10,905,166
Freddie Mac Gold Pool 3% 10/1/2051	20,565,521	18,507,852
Freddie Mac Gold Pool 3% 10/1/2051	1,339,578	1,213,920
Freddie Mac Gold Pool 3% 10/1/2051	268,373	240,012
Freddie Mac Gold Pool 3% 11/1/2042	6,454	6,027
Freddie Mac Gold Pool 3% 11/1/2049	11,451,162	10,380,572
Freddie Mac Gold Pool 3% 11/1/2049	9,748,672	8,852,483
Freddie Mac Gold Pool 3% 11/1/2050	1,218,976	1,094,727
Freddie Mac Gold Pool 3% 11/1/2051	6,792,427	6,080,976
Freddie Mac Gold Pool 3% 11/1/2051	3,699,190	3,318,666
Freddie Mac Gold Pool 3% 11/1/2051	2,914,397	2,614,602
Freddie Mac Gold Pool 3% 11/1/2051	330,515	296,516
Freddie Mac Gold Pool 3% 12/1/2030	639,175	627,212
Freddie Mac Gold Pool 3% 12/1/2032	1,303,765	1,276,953
Freddie Mac Gold Pool 3% 12/1/2032	26,986	26,379
Freddie Mac Gold Pool 3% 12/1/2042	699,350	651,512
Freddie Mac Gold Pool 3% 12/1/2042	58,185	54,193
Freddie Mac Gold Pool 3% 12/1/2042	21,537	20,062
Freddie Mac Gold Pool 3% 12/1/2046	1,395,998	1,279,175
Freddie Mac Gold Pool 3% 12/1/2050	9,960,059	8,944,837
Freddie Mac Gold Pool 3% 12/1/2051	1,095,696	982,301
Freddie Mac Gold Pool 3% 2/1/2033	615,818	604,744
Freddie Mac Gold Pool 3% 2/1/2033	47,114	45,964
Freddie Mac Gold Pool 3% 2/1/2034	5,919	5,761
Freddie Mac Gold Pool 3% 2/1/2037	189,840	181,422
Freddie Mac Gold Pool 3% 2/1/2037	10,590	10,120
Freddie Mac Gold Pool 3% 2/1/2043	49,582	46,343
Freddie Mac Gold Pool 3% 2/1/2043	32,518	30,231
Freddie Mac Gold Pool 3% 2/1/2043	21,778	20,287
Freddie Mac Gold Pool 3% 2/1/2043	11,019	10,221
Freddie Mac Gold Pool 3% 2/1/2050	1,394,137	1,262,490
Freddie Mac Gold Pool 3% 2/1/2052	6,135,998	5,500,972
Freddie Mac Gold Pool 3% 2/1/2052	1,745,221	1,562,423
Freddie Mac Gold Pool 3% 2/1/2052	874,098	782,543
Freddie Mac Gold Pool 3% 2/1/2052	769,473	687,435
Freddie Mac Gold Pool 3% 2/1/2052	750,865	673,156
Freddie Mac Gold Pool 3% 2/1/2052	716,753	642,575
Freddie Mac Gold Pool 3% 2/1/2052	661,495	590,968
Freddie Mac Gold Pool 3% 3/1/2033	181,462	177,222
Freddie Mac Gold Pool 3% 3/1/2043	24,669	22,969
Freddie Mac Gold Pool 3% 3/1/2050	22,013,430	19,824,650
Freddie Mac Gold Pool 3% 3/1/2052	19,687,336	17,637,554
Freddie Mac Gold Pool 3% 3/1/2052	2,613,002	2,342,578
Freddie Mac Gold Pool 3% 3/1/2052	1,748,768	1,581,994
Freddie Mac Gold Pool 3% 3/1/2052	34,812	31,274
Freddie Mac Gold Pool 3% 4/1/2032	11,202	10,984
Freddie Mac Gold Pool 3% 4/1/2032	3,897	3,822
Freddie Mac Gold Pool 3% 4/1/2034	612,423	598,011
Freddie Mac Gold Pool 3% 4/1/2037	2,039,109	1,967,461
Freddie Mac Gold Pool 3% 4/1/2043	9,997	9,313
Freddie Mac Gold Pool 3% 4/1/2046	77,427	70,972
Freddie Mac Gold Pool 3% 4/1/2046	59,030	54,109
Freddie Mac Gold Pool 3% 4/1/2050	22,038,661	19,847,373
Freddie Mac Gold Pool 3% 4/1/2050	2,772,963	2,510,247
Freddie Mac Gold Pool 3% 4/1/2052	2,369,139	2,133,578
Freddie Mac Gold Pool 3% 4/1/2052	2,066,272	1,859,533
Freddie Mac Gold Pool 3% 4/1/2052	1,536,731	1,380,093
Freddie Mac Gold Pool 3% 5/1/2045	30,760	28,227
Freddie Mac Gold Pool 3% 5/1/2046	1,156,865	1,060,415
Freddie Mac Gold Pool 3% 5/1/2046	185,052	169,624
Freddie Mac Gold Pool 3% 5/1/2051	2,755,046	2,477,670
Freddie Mac Gold Pool 3% 5/1/2051	897,036	808,405
Freddie Mac Gold Pool 3% 5/1/2051	631,810	566,422
Freddie Mac Gold Pool 3% 6/1/2031	87,383	85,744
Freddie Mac Gold Pool 3% 6/1/2031	33,243	32,620
Freddie Mac Gold Pool 3% 6/1/2031	19,430	19,056
Freddie Mac Gold Pool 3% 6/1/2031	11,431	11,232
Freddie Mac Gold Pool 3% 6/1/2031	10,659	10,449
Freddie Mac Gold Pool 3% 6/1/2031	8,224	8,061
Freddie Mac Gold Pool 3% 6/1/2031	7,252	7,126
Freddie Mac Gold Pool 3% 6/1/2035	1,191,512	1,157,093
Freddie Mac Gold Pool 3% 6/1/2046	1,144,921	1,049,467
Freddie Mac Gold Pool 3% 6/1/2050	5,549,470	5,023,703
Freddie Mac Gold Pool 3% 6/1/2052	8,599,523	7,709,543
Freddie Mac Gold Pool 3% 6/1/2052	447,732	402,795
Freddie Mac Gold Pool 3% 7/1/2032	19,674	19,256
Freddie Mac Gold Pool 3% 7/1/2045	64,518	59,303
Freddie Mac Gold Pool 3% 7/1/2045	24,082	22,567
Freddie Mac Gold Pool 3% 7/1/2052	15,018,288	13,534,416
Freddie Mac Gold Pool 3% 7/1/2052	9,383,627	8,339,189
Freddie Mac Gold Pool 3% 7/1/2052	7,346,005	6,528,363
Freddie Mac Gold Pool 3% 8/1/2032	24,816	24,294
Freddie Mac Gold Pool 3% 8/1/2032	17,199	16,830
Freddie Mac Gold Pool 3% 8/1/2042	8,916	8,318
Freddie Mac Gold Pool 3% 8/1/2042	6,885	6,402
Freddie Mac Gold Pool 3% 8/1/2045	27,030	24,808
Freddie Mac Gold Pool 3% 8/1/2045	16,209	14,960
Freddie Mac Gold Pool 3% 8/1/2050	17,876,470	16,199,581
Freddie Mac Gold Pool 3% 9/1/2049	156,000	141,854
Freddie Mac Gold Pool 3% 9/1/2051	3,861,233	3,464,040
Freddie Mac Gold Pool 3% 9/1/2051	2,599,372	2,331,983
Freddie Mac Gold Pool 3.5% 1/1/2045	146,690	140,022
Freddie Mac Gold Pool 3.5% 1/1/2046	139,296	131,545
Freddie Mac Gold Pool 3.5% 1/1/2046	43,593	41,199
Freddie Mac Gold Pool 3.5% 1/1/2048	2,028,207	1,904,247
Freddie Mac Gold Pool 3.5% 1/1/2048	1,635,415	1,535,462
Freddie Mac Gold Pool 3.5% 1/1/2048	55,832	52,838
Freddie Mac Gold Pool 3.5% 1/1/2048	40,917	38,736
Freddie Mac Gold Pool 3.5% 10/1/2034	3,336,055	3,281,338
Freddie Mac Gold Pool 3.5% 10/1/2040	50,700	48,507
Freddie Mac Gold Pool 3.5% 10/1/2042	518,994	495,362
Freddie Mac Gold Pool 3.5% 10/1/2042	253,431	241,928
Freddie Mac Gold Pool 3.5% 10/1/2042	30,983	29,582
Freddie Mac Gold Pool 3.5% 10/1/2042	4,240	4,042
Freddie Mac Gold Pool 3.5% 10/1/2047	175,005	165,731
Freddie Mac Gold Pool 3.5% 10/1/2048	2,053,185	1,928,665
Freddie Mac Gold Pool 3.5% 10/1/2049	1,045,719	983,767
Freddie Mac Gold Pool 3.5% 10/1/2051	10,494,286	9,780,747
Freddie Mac Gold Pool 3.5% 10/1/2051	1,293,579	1,209,667
Freddie Mac Gold Pool 3.5% 10/1/2052	662,050	616,622
Freddie Mac Gold Pool 3.5% 11/1/2033	2,184,126	2,150,100
Freddie Mac Gold Pool 3.5% 11/1/2033	1,194,587	1,174,784
Freddie Mac Gold Pool 3.5% 11/1/2040	105,740	101,409
Freddie Mac Gold Pool 3.5% 11/1/2045	16,008	15,148
Freddie Mac Gold Pool 3.5% 11/1/2045	4,175	3,943
Freddie Mac Gold Pool 3.5% 11/1/2047	1,179,588	1,117,078
Freddie Mac Gold Pool 3.5% 11/1/2047	188,569	178,134
Freddie Mac Gold Pool 3.5% 12/1/2033	178,928	176,668
Freddie Mac Gold Pool 3.5% 12/1/2040	101,946	96,910
Freddie Mac Gold Pool 3.5% 12/1/2045	9,992	9,436
Freddie Mac Gold Pool 3.5% 12/1/2046	137,194	129,517
Freddie Mac Gold Pool 3.5% 12/1/2047	275,490	258,955
Freddie Mac Gold Pool 3.5% 12/1/2047	266,831	252,608
Freddie Mac Gold Pool 3.5% 12/1/2048	379,793	356,641
Freddie Mac Gold Pool 3.5% 12/1/2051	8,495,297	7,912,365
Freddie Mac Gold Pool 3.5% 2/1/2034	1,941,931	1,903,485
Freddie Mac Gold Pool 3.5% 2/1/2034	1,704,574	1,683,614
Freddie Mac Gold Pool 3.5% 2/1/2043	7,060,093	6,733,763
Freddie Mac Gold Pool 3.5% 2/1/2043	140,089	133,951
Freddie Mac Gold Pool 3.5% 2/1/2043	55,732	53,452
Freddie Mac Gold Pool 3.5% 2/1/2045	12,231	11,654
Freddie Mac Gold Pool 3.5% 2/1/2048	838,739	788,396
Freddie Mac Gold Pool 3.5% 2/1/2048	488,532	462,338
Freddie Mac Gold Pool 3.5% 2/1/2048	283,138	266,144
Freddie Mac Gold Pool 3.5% 2/1/2052	5,828,431	5,426,674
Freddie Mac Gold Pool 3.5% 2/1/2052	5,739,736	5,360,236
Freddie Mac Gold Pool 3.5% 3/1/2032	1,036,671	1,025,931
Freddie Mac Gold Pool 3.5% 3/1/2045	349,930	331,375
Freddie Mac Gold Pool 3.5% 3/1/2045	89,302	84,720
Freddie Mac Gold Pool 3.5% 3/1/2045	71,118	67,459
Freddie Mac Gold Pool 3.5% 3/1/2045	29,360	28,013
Freddie Mac Gold Pool 3.5% 3/1/2046	6,409,605	6,071,876
Freddie Mac Gold Pool 3.5% 3/1/2046	6,961	6,584
Freddie Mac Gold Pool 3.5% 3/1/2048	329,652	309,866
Freddie Mac Gold Pool 3.5% 3/1/2052	10,094,080	9,418,163
Freddie Mac Gold Pool 3.5% 3/1/2052	9,215,352	8,585,892
Freddie Mac Gold Pool 3.5% 3/1/2052	3,722,920	3,475,604
Freddie Mac Gold Pool 3.5% 4/1/2034	3,395,396	3,351,313
Freddie Mac Gold Pool 3.5% 4/1/2040	125,390	120,331
Freddie Mac Gold Pool 3.5% 4/1/2042	1,285,580	1,232,396
Freddie Mac Gold Pool 3.5% 4/1/2042	11,386	10,895
Freddie Mac Gold Pool 3.5% 4/1/2043	218,201	207,993
Freddie Mac Gold Pool 3.5% 4/1/2043	76,055	72,590
Freddie Mac Gold Pool 3.5% 4/1/2046	387,724	366,754
Freddie Mac Gold Pool 3.5% 4/1/2046	267,993	253,499
Freddie Mac Gold Pool 3.5% 4/1/2046	23,495	22,225
Freddie Mac Gold Pool 3.5% 4/1/2047	5,664,085	5,287,817
Freddie Mac Gold Pool 3.5% 4/1/2048	211,932	200,569
Freddie Mac Gold Pool 3.5% 4/1/2052	14,081,055	13,180,845
Freddie Mac Gold Pool 3.5% 4/1/2052	7,809,213	7,336,809
Freddie Mac Gold Pool 3.5% 4/1/2052	1,530,228	1,423,314
Freddie Mac Gold Pool 3.5% 4/1/2052	1,315,856	1,228,854
Freddie Mac Gold Pool 3.5% 4/1/2052	244,328	226,875
Freddie Mac Gold Pool 3.5% 5/1/2032	163,595	162,093
Freddie Mac Gold Pool 3.5% 5/1/2034	208,362	205,544
Freddie Mac Gold Pool 3.5% 5/1/2040	239,882	230,346
Freddie Mac Gold Pool 3.5% 5/1/2040	42,528	40,825
Freddie Mac Gold Pool 3.5% 5/1/2045	751,049	710,049
Freddie Mac Gold Pool 3.5% 5/1/2045	42,125	39,842
Freddie Mac Gold Pool 3.5% 5/1/2045	22,468	21,276
Freddie Mac Gold Pool 3.5% 5/1/2045	10,145	9,693
Freddie Mac Gold Pool 3.5% 5/1/2045	4,248	4,003
Freddie Mac Gold Pool 3.5% 5/1/2046	2,744,384	2,601,100
Freddie Mac Gold Pool 3.5% 5/1/2046	89,885	85,024
Freddie Mac Gold Pool 3.5% 5/1/2046	22,836	21,580
Freddie Mac Gold Pool 3.5% 5/1/2046	9,002	8,515
Freddie Mac Gold Pool 3.5% 5/1/2046	6,809	6,422
Freddie Mac Gold Pool 3.5% 5/1/2047	6,009,885	5,605,010
Freddie Mac Gold Pool 3.5% 5/1/2047	3,833,840	3,579,156
Freddie Mac Gold Pool 3.5% 5/1/2049	66,719	62,537
Freddie Mac Gold Pool 3.5% 5/1/2052	15,628,979	14,590,736
Freddie Mac Gold Pool 3.5% 5/1/2052	12,665,960	11,828,510
Freddie Mac Gold Pool 3.5% 5/1/2052	436,988	407,139
Freddie Mac Gold Pool 3.5% 6/1/2032	790,235	781,712
Freddie Mac Gold Pool 3.5% 6/1/2040	212,217	204,056
Freddie Mac Gold Pool 3.5% 6/1/2042	5,632	5,386
Freddie Mac Gold Pool 3.5% 6/1/2045 (t)	1,261,394	1,195,377
Freddie Mac Gold Pool 3.5% 6/1/2045	915,850	866,680
Freddie Mac Gold Pool 3.5% 6/1/2045	148,904	141,235
Freddie Mac Gold Pool 3.5% 6/1/2045	67,778	64,299
Freddie Mac Gold Pool 3.5% 6/1/2045	16,044	15,216
Freddie Mac Gold Pool 3.5% 6/1/2048	191,837	180,323
Freddie Mac Gold Pool 3.5% 6/1/2049	147,266	138,863
Freddie Mac Gold Pool 3.5% 6/1/2052	175,517	163,528
Freddie Mac Gold Pool 3.5% 7/1/2032	258,740	255,979
Freddie Mac Gold Pool 3.5% 7/1/2032	68,843	68,093
Freddie Mac Gold Pool 3.5% 7/1/2040	20,170	19,335
Freddie Mac Gold Pool 3.5% 7/1/2042	4,465,635	4,260,786
Freddie Mac Gold Pool 3.5% 7/1/2042	64,186	61,532
Freddie Mac Gold Pool 3.5% 7/1/2046	30,551	28,870
Freddie Mac Gold Pool 3.5% 7/1/2046	12,366	11,690
Freddie Mac Gold Pool 3.5% 7/1/2047	2,829,575	2,680,511
Freddie Mac Gold Pool 3.5% 7/1/2051	4,583,886	4,276,511
Freddie Mac Gold Pool 3.5% 7/1/2052	1,188,113	1,106,958
Freddie Mac Gold Pool 3.5% 8/1/2034	353,910	349,025
Freddie Mac Gold Pool 3.5% 8/1/2038	86,697	84,541
Freddie Mac Gold Pool 3.5% 8/1/2040	137,463	131,907
Freddie Mac Gold Pool 3.5% 8/1/2042	817,699	781,509
Freddie Mac Gold Pool 3.5% 8/1/2042	120,365	114,919
Freddie Mac Gold Pool 3.5% 8/1/2047	4,412,557	4,178,722
Freddie Mac Gold Pool 3.5% 8/1/2047	512,513	485,353
Freddie Mac Gold Pool 3.5% 8/1/2047	346,622	328,253
Freddie Mac Gold Pool 3.5% 8/1/2048	143,793	135,072
Freddie Mac Gold Pool 3.5% 8/1/2048	62,803	59,014
Freddie Mac Gold Pool 3.5% 8/1/2049	17,308,280	16,282,884
Freddie Mac Gold Pool 3.5% 8/1/2051	1,771,787	1,657,408
Freddie Mac Gold Pool 3.5% 9/1/2040	109,908	105,604
Freddie Mac Gold Pool 3.5% 9/1/2042	9,905,513	9,446,034
Freddie Mac Gold Pool 3.5% 9/1/2042	5,635,752	5,371,881
Freddie Mac Gold Pool 3.5% 9/1/2042	1,685	1,606
Freddie Mac Gold Pool 3.5% 9/1/2043	89,255	85,147
Freddie Mac Gold Pool 3.5% 9/1/2046	3,189,532	3,015,909
Freddie Mac Gold Pool 3.5% 9/1/2046	378,066	357,264
Freddie Mac Gold Pool 3.5% 9/1/2047	86,877	82,273
Freddie Mac Gold Pool 3.5% 9/1/2047	82,631	78,252
Freddie Mac Gold Pool 3.5% 9/1/2048	962,226	903,870
Freddie Mac Gold Pool 3.5% 9/1/2048	165,583	155,541
Freddie Mac Gold Pool 3.5% 9/1/2048	141,083	132,526
Freddie Mac Gold Pool 3.5% 9/1/2052	1,787,222	1,664,586
Freddie Mac Gold Pool 4% 1/1/2036	602,944	602,776
Freddie Mac Gold Pool 4% 1/1/2039	119,737	118,693
Freddie Mac Gold Pool 4% 1/1/2041	43,843	43,248
Freddie Mac Gold Pool 4% 1/1/2041	20,675	20,429
Freddie Mac Gold Pool 4% 1/1/2041	5,435	5,354
Freddie Mac Gold Pool 4% 1/1/2042	18,110	17,833
Freddie Mac Gold Pool 4% 1/1/2043	11,677	11,454
Freddie Mac Gold Pool 4% 1/1/2044	35,241	34,505
Freddie Mac Gold Pool 4% 1/1/2044	27,005	26,478
Freddie Mac Gold Pool 4% 1/1/2049	25,134	24,291
Freddie Mac Gold Pool 4% 10/1/2041	352,502	347,279
Freddie Mac Gold Pool 4% 10/1/2041	44,891	44,234
Freddie Mac Gold Pool 4% 10/1/2041	32,387	31,917
Freddie Mac Gold Pool 4% 10/1/2042	17,078	16,784
Freddie Mac Gold Pool 4% 10/1/2042	8,805	8,708
Freddie Mac Gold Pool 4% 10/1/2042	6,143	6,025
Freddie Mac Gold Pool 4% 10/1/2043	87,727	85,987
Freddie Mac Gold Pool 4% 10/1/2043	35,388	34,651
Freddie Mac Gold Pool 4% 10/1/2043	12,604	12,343
Freddie Mac Gold Pool 4% 10/1/2043	11,563	11,359
Freddie Mac Gold Pool 4% 10/1/2044	58,230	56,950
Freddie Mac Gold Pool 4% 10/1/2045	21,874	21,448
Freddie Mac Gold Pool 4% 10/1/2048	1,234,270	1,193,655
Freddie Mac Gold Pool 4% 10/1/2052	941,966	910,086
Freddie Mac Gold Pool 4% 11/1/2040	86,180	84,972
Freddie Mac Gold Pool 4% 11/1/2041	56,168	55,235
Freddie Mac Gold Pool 4% 11/1/2041	6,055	5,997
Freddie Mac Gold Pool 4% 11/1/2041	2,558	2,521
Freddie Mac Gold Pool 4% 11/1/2042	749,997	739,102
Freddie Mac Gold Pool 4% 11/1/2042	655,976	646,051
Freddie Mac Gold Pool 4% 11/1/2042	77,733	76,411
Freddie Mac Gold Pool 4% 11/1/2042	67,328	66,100
Freddie Mac Gold Pool 4% 11/1/2042	39,367	38,698
Freddie Mac Gold Pool 4% 11/1/2042	22,944	22,513
Freddie Mac Gold Pool 4% 11/1/2042	2,186	2,171
Freddie Mac Gold Pool 4% 11/1/2043	29,763	29,252
Freddie Mac Gold Pool 4% 11/1/2047	1,550,166	1,503,318
Freddie Mac Gold Pool 4% 11/1/2048	247,733	240,045
Freddie Mac Gold Pool 4% 11/1/2051	122,802	119,106
Freddie Mac Gold Pool 4% 12/1/2033	669,160	672,542
Freddie Mac Gold Pool 4% 12/1/2040	10,499	10,368
Freddie Mac Gold Pool 4% 12/1/2040	4,408	4,350
Freddie Mac Gold Pool 4% 12/1/2042	3,797,979	3,741,379
Freddie Mac Gold Pool 4% 12/1/2042	33,083	32,484
Freddie Mac Gold Pool 4% 12/1/2042	17,778	17,530
Freddie Mac Gold Pool 4% 12/1/2045	1,699,569	1,670,719
Freddie Mac Gold Pool 4% 12/1/2045	6,002	5,867
Freddie Mac Gold Pool 4% 12/1/2047	11,744,307	11,389,375
Freddie Mac Gold Pool 4% 12/1/2047	816,352	791,680
Freddie Mac Gold Pool 4% 12/1/2048	182,625	176,501
Freddie Mac Gold Pool 4% 2/1/2041	153,238	151,187
Freddie Mac Gold Pool 4% 2/1/2041	5,848	5,762
Freddie Mac Gold Pool 4% 2/1/2042	155,670	153,087
Freddie Mac Gold Pool 4% 2/1/2042	30,041	29,618
Freddie Mac Gold Pool 4% 2/1/2043	59,079	57,993
Freddie Mac Gold Pool 4% 2/1/2043	45,095	44,232
Freddie Mac Gold Pool 4% 2/1/2043	35,352	34,658
Freddie Mac Gold Pool 4% 2/1/2043	19,443	19,064
Freddie Mac Gold Pool 4% 2/1/2044	35,525	34,832
Freddie Mac Gold Pool 4% 2/1/2044	19,476	19,120
Freddie Mac Gold Pool 4% 2/1/2044	18,821	18,417
Freddie Mac Gold Pool 4% 2/1/2045	520,391	509,787
Freddie Mac Gold Pool 4% 2/1/2046	179,444	175,748
Freddie Mac Gold Pool 4% 2/1/2048	503,649	489,373
Freddie Mac Gold Pool 4% 2/1/2048	36,495	35,472
Freddie Mac Gold Pool 4% 2/1/2052	555,847	533,735
Freddie Mac Gold Pool 4% 2/1/2052	67,959	65,893
Freddie Mac Gold Pool 4% 2/1/2052	47,641	46,193
Freddie Mac Gold Pool 4% 2/1/2053	17,040,319	16,415,689
Freddie Mac Gold Pool 4% 2/1/2053	4,148,481	3,996,414
Freddie Mac Gold Pool 4% 3/1/2042	32,190	31,644
Freddie Mac Gold Pool 4% 3/1/2042	31,482	31,014
Freddie Mac Gold Pool 4% 3/1/2042	6,501	6,380
Freddie Mac Gold Pool 4% 3/1/2043	20,009	19,711
Freddie Mac Gold Pool 4% 3/1/2043	11,930	11,699
Freddie Mac Gold Pool 4% 3/1/2044	41,514	40,652
Freddie Mac Gold Pool 4% 3/1/2049	3,484,010	3,367,188
Freddie Mac Gold Pool 4% 3/1/2053	494,580	472,896
Freddie Mac Gold Pool 4% 4/1/2040	800	794
Freddie Mac Gold Pool 4% 4/1/2042	489,537	481,358
Freddie Mac Gold Pool 4% 4/1/2042	306,653	302,036
Freddie Mac Gold Pool 4% 4/1/2042	12,025	11,803
Freddie Mac Gold Pool 4% 4/1/2042	10,943	10,804
Freddie Mac Gold Pool 4% 4/1/2042	8,659	8,546
Freddie Mac Gold Pool 4% 4/1/2042	5,833	5,725
Freddie Mac Gold Pool 4% 4/1/2043	583,962	574,375
Freddie Mac Gold Pool 4% 4/1/2043	31,347	30,800
Freddie Mac Gold Pool 4% 4/1/2043	11,762	11,631
Freddie Mac Gold Pool 4% 4/1/2046	172,344	168,267
Freddie Mac Gold Pool 4% 4/1/2048	168,112	163,347
Freddie Mac Gold Pool 4% 4/1/2048	137,395	133,500
Freddie Mac Gold Pool 4% 4/1/2048	74,420	72,310
Freddie Mac Gold Pool 4% 4/1/2048	28,235	27,435
Freddie Mac Gold Pool 4% 4/1/2048	8,190	7,957
Freddie Mac Gold Pool 4% 4/1/2052	129,341	125,327
Freddie Mac Gold Pool 4% 4/1/2052	96,515	93,521
Freddie Mac Gold Pool 4% 5/1/2033	357,360	357,589
Freddie Mac Gold Pool 4% 5/1/2038	5,087,503	5,054,286
Freddie Mac Gold Pool 4% 5/1/2042	58,371	57,542
Freddie Mac Gold Pool 4% 5/1/2043	41,007	40,213
Freddie Mac Gold Pool 4% 5/1/2043	14,182	13,895
Freddie Mac Gold Pool 4% 5/1/2043	13,955	13,676
Freddie Mac Gold Pool 4% 5/1/2043	12,759	12,503
Freddie Mac Gold Pool 4% 5/1/2043	4,208	4,132
Freddie Mac Gold Pool 4% 5/1/2045	1,260,253	1,241,770
Freddie Mac Gold Pool 4% 5/1/2045	61,483	60,054
Freddie Mac Gold Pool 4% 5/1/2048	968,593	941,439
Freddie Mac Gold Pool 4% 5/1/2050	1,737,629	1,674,478
Freddie Mac Gold Pool 4% 5/1/2052	1,658,737	1,592,233
Freddie Mac Gold Pool 4% 5/1/2053	25,532,570	24,540,796
Freddie Mac Gold Pool 4% 6/1/2038	61,376	60,841
Freddie Mac Gold Pool 4% 6/1/2038	45,564	45,195
Freddie Mac Gold Pool 4% 6/1/2041	15,423	15,182
Freddie Mac Gold Pool 4% 6/1/2041	2,563	2,549
Freddie Mac Gold Pool 4% 6/1/2043	35,593	35,077
Freddie Mac Gold Pool 4% 6/1/2043	21,383	20,959
Freddie Mac Gold Pool 4% 6/1/2045	47,038	46,016
Freddie Mac Gold Pool 4% 6/1/2047	2,992,069	2,913,799
Freddie Mac Gold Pool 4% 6/1/2047	560,551	543,332
Freddie Mac Gold Pool 4% 6/1/2047	220,851	215,350
Freddie Mac Gold Pool 4% 6/1/2048	2,114,182	2,044,613
Freddie Mac Gold Pool 4% 6/1/2052	80,983	78,470
Freddie Mac Gold Pool 4% 7/1/2041	3,336	3,281
Freddie Mac Gold Pool 4% 7/1/2042	668,681	656,818
Freddie Mac Gold Pool 4% 7/1/2043	86,185	84,511
Freddie Mac Gold Pool 4% 7/1/2043	62,719	61,600
Freddie Mac Gold Pool 4% 7/1/2043	34,639	34,020
Freddie Mac Gold Pool 4% 7/1/2043	23,153	22,688
Freddie Mac Gold Pool 4% 7/1/2043	20,093	19,685
Freddie Mac Gold Pool 4% 7/1/2043	19,321	18,927
Freddie Mac Gold Pool 4% 7/1/2043	7,617	7,464
Freddie Mac Gold Pool 4% 7/1/2044	863,990	851,781
Freddie Mac Gold Pool 4% 7/1/2045	133,606	130,644
Freddie Mac Gold Pool 4% 7/1/2052	117,605	113,956
Freddie Mac Gold Pool 4% 8/1/2038	313,819	311,084
Freddie Mac Gold Pool 4% 8/1/2038	235,544	233,491
Freddie Mac Gold Pool 4% 8/1/2043	37,807	37,067
Freddie Mac Gold Pool 4% 8/1/2043	29,980	29,539
Freddie Mac Gold Pool 4% 8/1/2043	21,897	21,594
Freddie Mac Gold Pool 4% 8/1/2043	6,937	6,796
Freddie Mac Gold Pool 4% 8/1/2044	9,344	9,150
Freddie Mac Gold Pool 4% 8/1/2044	9,265	9,108
Freddie Mac Gold Pool 4% 8/1/2048	1,022,513	988,867
Freddie Mac Gold Pool 4% 8/1/2052	59,281	57,441
Freddie Mac Gold Pool 4% 9/1/2041	48,835	48,127
Freddie Mac Gold Pool 4% 9/1/2041	16,033	15,798
Freddie Mac Gold Pool 4% 9/1/2041	14,647	14,407
Freddie Mac Gold Pool 4% 9/1/2041	8,982	8,864
Freddie Mac Gold Pool 4% 9/1/2042	4,889,320	4,807,741
Freddie Mac Gold Pool 4% 9/1/2042	49,014	48,354
Freddie Mac Gold Pool 4% 9/1/2043	58,886	57,791
Freddie Mac Gold Pool 4% 9/1/2043	55,123	54,077
Freddie Mac Gold Pool 4% 9/1/2043	52,885	51,910
Freddie Mac Gold Pool 4% 9/1/2043	48,229	47,246
Freddie Mac Gold Pool 4% 9/1/2043	46,334	45,421
Freddie Mac Gold Pool 4% 9/1/2043	31,668	31,081
Freddie Mac Gold Pool 4% 9/1/2043	16,949	16,595
Freddie Mac Gold Pool 4% 9/1/2043	1,468	1,459
Freddie Mac Gold Pool 4% 9/1/2044	40,799	39,976
Freddie Mac Gold Pool 4% 9/1/2048	1,302,689	1,263,079
Freddie Mac Gold Pool 4% 9/1/2048	256,202	248,412
Freddie Mac Gold Pool 4% 9/1/2051	149,018	144,580
Freddie Mac Gold Pool 4.5% 1/1/2040	14,129	14,247
Freddie Mac Gold Pool 4.5% 1/1/2041	13,660	13,774
Freddie Mac Gold Pool 4.5% 1/1/2041	8,815	8,890
Freddie Mac Gold Pool 4.5% 1/1/2042	433,087	436,672
Freddie Mac Gold Pool 4.5% 1/1/2045	15,957	16,055
Freddie Mac Gold Pool 4.5% 1/1/2047	32,074	32,110
Freddie Mac Gold Pool 4.5% 10/1/2035	1,033	1,042
Freddie Mac Gold Pool 4.5% 10/1/2039	184,003	185,547
Freddie Mac Gold Pool 4.5% 10/1/2039	45,356	45,734
Freddie Mac Gold Pool 4.5% 10/1/2039	7,984	8,051
Freddie Mac Gold Pool 4.5% 10/1/2039	1,772	1,787
Freddie Mac Gold Pool 4.5% 10/1/2040	41,468	41,811
Freddie Mac Gold Pool 4.5% 10/1/2040	25,092	25,294
Freddie Mac Gold Pool 4.5% 10/1/2041	118,526	119,467
Freddie Mac Gold Pool 4.5% 10/1/2043	23,469	23,607
Freddie Mac Gold Pool 4.5% 10/1/2048	88,003	87,745
Freddie Mac Gold Pool 4.5% 10/1/2048	36,209	36,272
Freddie Mac Gold Pool 4.5% 11/1/2031	2,990	2,999
Freddie Mac Gold Pool 4.5% 11/1/2039	1,205	1,216
Freddie Mac Gold Pool 4.5% 11/1/2039	690	695
Freddie Mac Gold Pool 4.5% 11/1/2040	22,655	22,843
Freddie Mac Gold Pool 4.5% 11/1/2040	2,018	2,035
Freddie Mac Gold Pool 4.5% 11/1/2044	123,181	123,974
Freddie Mac Gold Pool 4.5% 11/1/2044	4,915	4,950
Freddie Mac Gold Pool 4.5% 12/1/2039	1,050	1,059
Freddie Mac Gold Pool 4.5% 12/1/2039	362	365
Freddie Mac Gold Pool 4.5% 12/1/2040	17,318	17,457
Freddie Mac Gold Pool 4.5% 12/1/2040	13,131	13,236
Freddie Mac Gold Pool 4.5% 12/1/2040	875	882
Freddie Mac Gold Pool 4.5% 12/1/2044	27,888	28,067
Freddie Mac Gold Pool 4.5% 12/1/2044	4,914	4,949
Freddie Mac Gold Pool 4.5% 12/1/2045	78,460	79,120
Freddie Mac Gold Pool 4.5% 12/1/2046	32,340	32,377
Freddie Mac Gold Pool 4.5% 12/1/2048	1,597,925	1,593,730
Freddie Mac Gold Pool 4.5% 2/1/2037	1,017	1,025
Freddie Mac Gold Pool 4.5% 2/1/2040	2,831	2,855
Freddie Mac Gold Pool 4.5% 2/1/2041	61,394	61,905
Freddie Mac Gold Pool 4.5% 2/1/2041	20,572	20,734
Freddie Mac Gold Pool 4.5% 2/1/2041	19,984	20,139
Freddie Mac Gold Pool 4.5% 2/1/2041	19,675	19,838
Freddie Mac Gold Pool 4.5% 2/1/2041	17,291	17,433
Freddie Mac Gold Pool 4.5% 2/1/2041	16,357	16,494
Freddie Mac Gold Pool 4.5% 2/1/2041	10,574	10,663
Freddie Mac Gold Pool 4.5% 2/1/2041	9,070	9,142
Freddie Mac Gold Pool 4.5% 2/1/2041	7,950	8,016
Freddie Mac Gold Pool 4.5% 2/1/2044	11,419	11,494
Freddie Mac Gold Pool 4.5% 2/1/2047	146,120	146,285
Freddie Mac Gold Pool 4.5% 3/1/2041	167,806	169,189
Freddie Mac Gold Pool 4.5% 3/1/2041	76,192	76,822
Freddie Mac Gold Pool 4.5% 3/1/2041	16,937	17,078
Freddie Mac Gold Pool 4.5% 3/1/2041	16,543	16,680
Freddie Mac Gold Pool 4.5% 3/1/2041	12,744	12,849
Freddie Mac Gold Pool 4.5% 3/1/2041	3,330	3,357
Freddie Mac Gold Pool 4.5% 3/1/2042	1,732	1,746
Freddie Mac Gold Pool 4.5% 3/1/2044	9,356	9,411
Freddie Mac Gold Pool 4.5% 4/1/2041	207,925	209,642
Freddie Mac Gold Pool 4.5% 4/1/2041	26,436	26,640
Freddie Mac Gold Pool 4.5% 4/1/2041	22,843	23,028
Freddie Mac Gold Pool 4.5% 4/1/2041	2,603	2,623
Freddie Mac Gold Pool 4.5% 4/1/2041	875	882
Freddie Mac Gold Pool 4.5% 4/1/2048	386,692	385,472
Freddie Mac Gold Pool 4.5% 5/1/2035	7,037	7,096
Freddie Mac Gold Pool 4.5% 5/1/2039	61,773	62,317
Freddie Mac Gold Pool 4.5% 5/1/2039	14,732	14,857
Freddie Mac Gold Pool 4.5% 5/1/2039	1,252	1,262
Freddie Mac Gold Pool 4.5% 5/1/2040	2,220	2,238
Freddie Mac Gold Pool 4.5% 5/1/2041	28,609	28,837
Freddie Mac Gold Pool 4.5% 5/1/2041	28,411	28,629
Freddie Mac Gold Pool 4.5% 5/1/2041	9,900	9,982
Freddie Mac Gold Pool 4.5% 5/1/2045	137,049	137,845
Freddie Mac Gold Pool 4.5% 5/1/2047	372,178	372,480
Freddie Mac Gold Pool 4.5% 5/1/2047	284,800	285,031
Freddie Mac Gold Pool 4.5% 5/1/2047	128,227	128,331
Freddie Mac Gold Pool 4.5% 6/1/2038	8,624	8,697
Freddie Mac Gold Pool 4.5% 6/1/2039	3,091	3,117
Freddie Mac Gold Pool 4.5% 6/1/2040	4,783	4,823
Freddie Mac Gold Pool 4.5% 6/1/2041	28,076	28,312
Freddie Mac Gold Pool 4.5% 6/1/2041	18,954	19,104
Freddie Mac Gold Pool 4.5% 6/1/2041	18,563	18,719
Freddie Mac Gold Pool 4.5% 6/1/2041	11,887	11,981
Freddie Mac Gold Pool 4.5% 6/1/2041	7,528	7,595
Freddie Mac Gold Pool 4.5% 6/1/2041	7,514	7,575
Freddie Mac Gold Pool 4.5% 6/1/2041	1,934	1,949
Freddie Mac Gold Pool 4.5% 6/1/2047	533,987	534,421
Freddie Mac Gold Pool 4.5% 6/1/2047	84,739	85,020
Freddie Mac Gold Pool 4.5% 7/1/2040	31,213	31,475
Freddie Mac Gold Pool 4.5% 7/1/2040	13,836	13,949
Freddie Mac Gold Pool 4.5% 7/1/2040	12,066	12,166
Freddie Mac Gold Pool 4.5% 7/1/2041	479,421	482,732
Freddie Mac Gold Pool 4.5% 7/1/2041	8,885	8,958
Freddie Mac Gold Pool 4.5% 7/1/2044	2,823	2,839
Freddie Mac Gold Pool 4.5% 7/1/2047	226,158	226,342
Freddie Mac Gold Pool 4.5% 7/1/2047	158,149	158,722
Freddie Mac Gold Pool 4.5% 7/1/2047	68,881	69,110
Freddie Mac Gold Pool 4.5% 7/1/2049	8,997,143	8,980,017
Freddie Mac Gold Pool 4.5% 8/1/2033	3,306	3,331
Freddie Mac Gold Pool 4.5% 8/1/2035	905	912
Freddie Mac Gold Pool 4.5% 8/1/2040	24,089	24,289
Freddie Mac Gold Pool 4.5% 8/1/2040	6,742	6,798
Freddie Mac Gold Pool 4.5% 8/1/2040	1,724	1,738
Freddie Mac Gold Pool 4.5% 8/1/2040	1,085	1,094
Freddie Mac Gold Pool 4.5% 8/1/2041	78,397	79,043
Freddie Mac Gold Pool 4.5% 8/1/2041	12,087	12,187
Freddie Mac Gold Pool 4.5% 8/1/2041	11,061	11,147
Freddie Mac Gold Pool 4.5% 8/1/2041	8,796	8,869
Freddie Mac Gold Pool 4.5% 8/1/2041	395	398
Freddie Mac Gold Pool 4.5% 8/1/2055	10,913,674	10,739,427
Freddie Mac Gold Pool 4.5% 9/1/2039	44,744	45,137
Freddie Mac Gold Pool 4.5% 9/1/2039	4,701	4,740
Freddie Mac Gold Pool 4.5% 9/1/2039	665	671
Freddie Mac Gold Pool 4.5% 9/1/2040	19,705	19,869
Freddie Mac Gold Pool 4.5% 9/1/2041	187,105	188,670
Freddie Mac Gold Pool 4.5% 9/1/2041	104,711	105,576
Freddie Mac Gold Pool 4.5% 9/1/2041	78,724	79,371
Freddie Mac Gold Pool 4.5% 9/1/2041	10,990	11,081
Freddie Mac Gold Pool 4.5% 9/1/2041	2,173	2,191
Freddie Mac Gold Pool 5% 1/1/2035	78,666	80,228
Freddie Mac Gold Pool 5% 1/1/2037	3,643	3,724
Freddie Mac Gold Pool 5% 1/1/2040	35,134	36,005
Freddie Mac Gold Pool 5% 1/1/2041	2,431	2,495
Freddie Mac Gold Pool 5% 1/1/2053	11,223,344	11,325,779
Freddie Mac Gold Pool 5% 10/1/2033	9,297	9,485
Freddie Mac Gold Pool 5% 10/1/2033	6,419	6,543
Freddie Mac Gold Pool 5% 10/1/2033	288	294
Freddie Mac Gold Pool 5% 10/1/2052	17,920,280	18,123,037
Freddie Mac Gold Pool 5% 11/1/2033	19,790	20,164
Freddie Mac Gold Pool 5% 11/1/2035	5,311	5,429
Freddie Mac Gold Pool 5% 11/1/2037	456	466
Freddie Mac Gold Pool 5% 11/1/2040	5,066	5,191
Freddie Mac Gold Pool 5% 11/1/2052	27,869,995	28,176,618
Freddie Mac Gold Pool 5% 11/1/2052	8,029,717	8,140,643
Freddie Mac Gold Pool 5% 11/1/2053	21,226,459	21,539,590
Freddie Mac Gold Pool 5% 11/1/2053	438,180	439,303
Freddie Mac Gold Pool 5% 12/1/2033	6,189	6,316
Freddie Mac Gold Pool 5% 12/1/2033	3,613	3,685
Freddie Mac Gold Pool 5% 12/1/2033	1,131	1,152
Freddie Mac Gold Pool 5% 12/1/2034	7,591	7,749
Freddie Mac Gold Pool 5% 12/1/2035	14,088	14,407
Freddie Mac Gold Pool 5% 12/1/2052 (u)	18,985,890	19,194,770
Freddie Mac Gold Pool 5% 12/1/2052	3,330,166	3,366,804
Freddie Mac Gold Pool 5% 12/1/2052	3,283,335	3,314,328
Freddie Mac Gold Pool 5% 12/1/2052	2,975,472	3,003,559
Freddie Mac Gold Pool 5% 2/1/2035	8,429	8,581
Freddie Mac Gold Pool 5% 2/1/2040	2,661,210	2,692,194
Freddie Mac Gold Pool 5% 2/1/2040	7,801	8,001
Freddie Mac Gold Pool 5% 2/1/2041	5,868	6,022
Freddie Mac Gold Pool 5% 2/1/2041	5,512	5,657
Freddie Mac Gold Pool 5% 3/1/2041	11,233	11,522
Freddie Mac Gold Pool 5% 3/1/2041	11,072	11,363
Freddie Mac Gold Pool 5% 3/1/2041	1,459	1,471
Freddie Mac Gold Pool 5% 4/1/2034	2,982	3,044
Freddie Mac Gold Pool 5% 4/1/2035	21,151	21,580
Freddie Mac Gold Pool 5% 4/1/2035	7,660	7,830
Freddie Mac Gold Pool 5% 4/1/2035	5,420	5,539
Freddie Mac Gold Pool 5% 4/1/2036	45,143	46,143
Freddie Mac Gold Pool 5% 4/1/2040	48,787	50,033
Freddie Mac Gold Pool 5% 4/1/2041	2,460	2,525
Freddie Mac Gold Pool 5% 4/1/2054	2,598,400	2,635,107
Freddie Mac Gold Pool 5% 5/1/2034	3,584	3,655
Freddie Mac Gold Pool 5% 5/1/2034	1,762	1,797
Freddie Mac Gold Pool 5% 5/1/2034	1,325	1,354
Freddie Mac Gold Pool 5% 5/1/2034	276	281
Freddie Mac Gold Pool 5% 5/1/2035	20,471	20,918
Freddie Mac Gold Pool 5% 5/1/2035	501	510
Freddie Mac Gold Pool 5% 5/1/2040	6,825	6,994
Freddie Mac Gold Pool 5% 5/1/2041	9,928	10,189
Freddie Mac Gold Pool 5% 5/1/2052	6,508,608	6,578,181
Freddie Mac Gold Pool 5% 5/1/2052	538,215	546,323
Freddie Mac Gold Pool 5% 6/1/2035	3,754	3,832
Freddie Mac Gold Pool 5% 6/1/2035	1,677	1,714
Freddie Mac Gold Pool 5% 6/1/2038	1,197	1,226
Freddie Mac Gold Pool 5% 6/1/2038	1,113	1,141
Freddie Mac Gold Pool 5% 6/1/2040	29,958	30,713
Freddie Mac Gold Pool 5% 6/1/2040	24,776	25,404
Freddie Mac Gold Pool 5% 6/1/2041	746,000	765,268
Freddie Mac Gold Pool 5% 6/1/2041	12,223	12,545
Freddie Mac Gold Pool 5% 6/1/2052	8,575,721	8,667,390
Freddie Mac Gold Pool 5% 6/1/2052	3,615,634	3,667,842
Freddie Mac Gold Pool 5% 6/1/2052	1,572,939	1,596,634
Freddie Mac Gold Pool 5% 6/1/2053	27,139	27,234
Freddie Mac Gold Pool 5% 7/1/2033	863	865
Freddie Mac Gold Pool 5% 7/1/2035	131,829	134,610
Freddie Mac Gold Pool 5% 7/1/2035	18,048	18,448
Freddie Mac Gold Pool 5% 7/1/2035	995	1,017
Freddie Mac Gold Pool 5% 7/1/2035	198	203
Freddie Mac Gold Pool 5% 7/1/2035	110	112
Freddie Mac Gold Pool 5% 7/1/2040	14,272,682	14,438,854
Freddie Mac Gold Pool 5% 7/1/2040	1,730,735	1,750,886
Freddie Mac Gold Pool 5% 7/1/2040	5,757	5,896
Freddie Mac Gold Pool 5% 7/1/2041	14,259	14,633
Freddie Mac Gold Pool 5% 7/1/2041	13,226	13,573
Freddie Mac Gold Pool 5% 7/1/2041	8,108	8,304
Freddie Mac Gold Pool 5% 7/1/2041	7,727	7,930
Freddie Mac Gold Pool 5% 7/1/2041	5,857	5,958
Freddie Mac Gold Pool 5% 7/1/2041	5,066	5,197
Freddie Mac Gold Pool 5% 7/1/2041	4,227	4,319
Freddie Mac Gold Pool 5% 8/1/2033	2,443	2,492
Freddie Mac Gold Pool 5% 8/1/2033	716	729
Freddie Mac Gold Pool 5% 8/1/2034	32,274	32,934
Freddie Mac Gold Pool 5% 8/1/2035	2,298	2,346
Freddie Mac Gold Pool 5% 8/1/2035	357	365
Freddie Mac Gold Pool 5% 8/1/2036	12,051	12,326
Freddie Mac Gold Pool 5% 8/1/2036	771	788
Freddie Mac Gold Pool 5% 8/1/2040	24,664	25,269
Freddie Mac Gold Pool 5% 8/1/2040	1,338	1,370
Freddie Mac Gold Pool 5% 8/1/2055	10,612,817	10,686,464
Freddie Mac Gold Pool 5% 9/1/2033	7,441	7,585
Freddie Mac Gold Pool 5% 9/1/2035	12,606	12,890
Freddie Mac Gold Pool 5% 9/1/2035	785	802
Freddie Mac Gold Pool 5% 9/1/2035	85	87
Freddie Mac Gold Pool 5% 9/1/2052	6,898,540	6,976,593
Freddie Mac Gold Pool 5% 9/1/2052	2,284,896	2,296,111
Freddie Mac Gold Pool 5% 9/1/2054	1,872,325	1,884,148
Freddie Mac Gold Pool 5.5% 1/1/2055	28,708,536	29,602,190
Freddie Mac Gold Pool 5.5% 1/1/2055	10,924,704	11,196,495
Freddie Mac Gold Pool 5.5% 10/1/2054	18,562,675	19,018,686
Freddie Mac Gold Pool 5.5% 10/1/2054	2,027,786	2,054,154
Freddie Mac Gold Pool 5.5% 10/1/2054	135,015	136,770
Freddie Mac Gold Pool 5.5% 11/1/2054	17,259,908	17,764,821
Freddie Mac Gold Pool 5.5% 12/1/2054 (v)	10,551,921	10,737,144
Freddie Mac Gold Pool 5.5% 12/1/2054	287,954	294,488
Freddie Mac Gold Pool 5.5% 12/1/2054	68,977	69,874
Freddie Mac Gold Pool 5.5% 2/1/2054	2,889,444	2,941,464
Freddie Mac Gold Pool 5.5% 2/1/2054	2,728,192	2,777,309
Freddie Mac Gold Pool 5.5% 2/1/2055	26,405,267	26,748,628
Freddie Mac Gold Pool 5.5% 3/1/2034	43,783	45,414
Freddie Mac Gold Pool 5.5% 3/1/2053 (s)(t)(u)(v)	55,306,426	56,993,466
Freddie Mac Gold Pool 5.5% 3/1/2055	6,671,989	6,758,748
Freddie Mac Gold Pool 5.5% 4/1/2055	60,871,974	61,663,523
Freddie Mac Gold Pool 5.5% 4/1/2055	706,697	718,211
Freddie Mac Gold Pool 5.5% 5/1/2034	308,732	319,297
Freddie Mac Gold Pool 5.5% 5/1/2053	16,929,706	17,350,892
Freddie Mac Gold Pool 5.5% 5/1/2054	11,465,904	11,661,581
Freddie Mac Gold Pool 5.5% 5/1/2054	7,347,425	7,447,789
Freddie Mac Gold Pool 5.5% 5/1/2054	234,873	238,955
Freddie Mac Gold Pool 5.5% 5/1/2055	34,772,540	35,224,705
Freddie Mac Gold Pool 5.5% 5/1/2055	882,340	896,543
Freddie Mac Gold Pool 5.5% 6/1/2054	7,972,015	8,080,910
Freddie Mac Gold Pool 5.5% 6/1/2055	4,967,809	5,051,037
Freddie Mac Gold Pool 5.5% 6/1/2055	3,670,718	3,718,450
Freddie Mac Gold Pool 5.5% 7/1/2035	27,733	28,748
Freddie Mac Gold Pool 5.5% 7/1/2055	50,688	51,347
Freddie Mac Gold Pool 5.5% 8/1/2054	3,286,900	3,329,641
Freddie Mac Gold Pool 5.5% 8/1/2055	19,421,290	19,965,154
Freddie Mac Gold Pool 5.5% 8/1/2055	5,006,335	5,071,435
Freddie Mac Gold Pool 5.5% 9/1/2052	22,062,069	22,631,623
Freddie Mac Gold Pool 5.5% 9/1/2053	20,103,483	20,660,169
Freddie Mac Gold Pool 5.5% 9/1/2054	10,925,738	11,078,054
Freddie Mac Gold Pool 5.5% 9/1/2054	5,452,130	5,523,027
Freddie Mac Gold Pool 5.5% 9/1/2054	4,443,068	4,560,547
Freddie Mac Gold Pool 6% 1/1/2029	102	105
Freddie Mac Gold Pool 6% 1/1/2032	1,828	1,898
Freddie Mac Gold Pool 6% 1/1/2032	1,118	1,161
Freddie Mac Gold Pool 6% 10/1/2032	929	968
Freddie Mac Gold Pool 6% 10/1/2034	1,876	1,943
Freddie Mac Gold Pool 6% 10/1/2054	17,615,114	18,356,850
Freddie Mac Gold Pool 6% 11/1/2028	103	105
Freddie Mac Gold Pool 6% 11/1/2029	85	87
Freddie Mac Gold Pool 6% 11/1/2031	1,213	1,260
Freddie Mac Gold Pool 6% 11/1/2032	10,070	10,467
Freddie Mac Gold Pool 6% 11/1/2038	4,205,759	4,362,029
Freddie Mac Gold Pool 6% 11/1/2052	1,252,978	1,289,293
Freddie Mac Gold Pool 6% 11/1/2053	4,763,131	4,927,601
Freddie Mac Gold Pool 6% 12/1/2032	485	505
Freddie Mac Gold Pool 6% 12/1/2037	28,091	29,851
Freddie Mac Gold Pool 6% 12/1/2037	7,167	7,595
Freddie Mac Gold Pool 6% 12/1/2052	2,647,421	2,752,900
Freddie Mac Gold Pool 6% 2/1/2029	97	100
Freddie Mac Gold Pool 6% 2/1/2029	58	60
Freddie Mac Gold Pool 6% 2/1/2029	27	27
Freddie Mac Gold Pool 6% 2/1/2040	7,341,439	7,653,221
Freddie Mac Gold Pool 6% 2/1/2055	4,927,066	5,134,535
Freddie Mac Gold Pool 6% 3/1/2029	82	84
Freddie Mac Gold Pool 6% 4/1/2029	13	13
Freddie Mac Gold Pool 6% 4/1/2031	936	968
Freddie Mac Gold Pool 6% 4/1/2032	2,712	2,819
Freddie Mac Gold Pool 6% 4/1/2033	3,205	3,336
Freddie Mac Gold Pool 6% 4/1/2054	49,794,296	51,828,787
Freddie Mac Gold Pool 6% 5/1/2029	172	176
Freddie Mac Gold Pool 6% 5/1/2029	35	36
Freddie Mac Gold Pool 6% 5/1/2033	24,486	25,355
Freddie Mac Gold Pool 6% 5/1/2054	28,215,790	29,412,715
Freddie Mac Gold Pool 6% 6/1/2029	424	434
Freddie Mac Gold Pool 6% 6/1/2029	166	170
Freddie Mac Gold Pool 6% 6/1/2029	80	82
Freddie Mac Gold Pool 6% 6/1/2031	321	332
Freddie Mac Gold Pool 6% 7/1/2029	132	135
Freddie Mac Gold Pool 6% 7/1/2029	64	66
Freddie Mac Gold Pool 6% 7/1/2029	43	45
Freddie Mac Gold Pool 6% 7/1/2032	2,410	2,499
Freddie Mac Gold Pool 6% 7/1/2033	3,102	3,239
Freddie Mac Gold Pool 6% 7/1/2037	2,113	2,240
Freddie Mac Gold Pool 6% 7/1/2039	53,575,899	55,566,581
Freddie Mac Gold Pool 6% 8/1/2037	23,647	25,003
Freddie Mac Gold Pool 6% 8/1/2055	52,398,087	54,575,804
Freddie Mac Gold Pool 6% 8/1/2055	38,992,656	40,661,970
Freddie Mac Gold Pool 6% 9/1/2033	22,073	23,017
Freddie Mac Gold Pool 6% 9/1/2036	9,289	9,826
Freddie Mac Gold Pool 6% 9/1/2054 (t)	35,728,092	37,299,518
Freddie Mac Gold Pool 6% 9/1/2054	21,190,269	21,988,182
Freddie Mac Gold Pool 6.5% 1/1/2032	9,590	10,022
Freddie Mac Gold Pool 6.5% 1/1/2054	25,230,793	26,531,001
Freddie Mac Gold Pool 6.5% 1/1/2054	10,323,489	10,863,389
Freddie Mac Gold Pool 6.5% 10/1/2032	9,252	9,714
Freddie Mac Gold Pool 6.5% 10/1/2053	6,085,217	6,398,804
Freddie Mac Gold Pool 6.5% 10/1/2053	5,273,448	5,538,611
Freddie Mac Gold Pool 6.5% 12/1/2053	4,061,957	4,284,673
Freddie Mac Gold Pool 6.5% 2/1/2037	581	607
Freddie Mac Gold Pool 6.5% 3/1/2032	375	393
Freddie Mac Gold Pool 6.5% 3/1/2032	208	219
Freddie Mac Gold Pool 6.5% 3/1/2036	65,909	69,027
Freddie Mac Gold Pool 6.5% 3/1/2037	719	771
Freddie Mac Gold Pool 6.5% 4/1/2032	847	887
Freddie Mac Gold Pool 6.5% 4/1/2032	185	194
Freddie Mac Gold Pool 6.5% 5/1/2031	425	444
Freddie Mac Gold Pool 6.5% 5/1/2033	4,788	4,966
Freddie Mac Gold Pool 6.5% 6/1/2054	30,843,623	32,512,594
Freddie Mac Gold Pool 6.5% 6/1/2054	17,785,647	18,809,179
Freddie Mac Gold Pool 6.5% 7/1/2032	181	190
Freddie Mac Gold Pool 6.5% 8/1/2032	2,691	2,818
Freddie Mac Gold Pool 6.5% 8/1/2032	1,804	1,893
Freddie Mac Gold Pool 6.5% 8/1/2032	1,763	1,850
Freddie Mac Gold Pool 6.5% 9/1/2039	95,693	102,658
Freddie Mac Gold Pool 6.5% 9/1/2053	3,723,410	3,923,722
Freddie Mac Gold Pool 6.5% 9/1/2053	3,344,369	3,514,622
Freddie Mac Gold Pool 6.5% 9/1/2054	21,379,081	22,616,089
Freddie Mac Gold Pool 7% 1/1/2036	4,312	4,564
Freddie Mac Gold Pool 7% 1/1/2053	23,870	25,118
Freddie Mac Gold Pool 7% 1/1/2054 (v)	12,725,919	13,496,624
Freddie Mac Gold Pool 7% 1/1/2054	8,277,565	8,787,277
Freddie Mac Gold Pool 7% 1/1/2054	7,584,398	8,036,613
Freddie Mac Gold Pool 7% 1/1/2054	7,276,942	7,725,038
Freddie Mac Gold Pool 7% 1/1/2054	4,804,651	5,095,629
Freddie Mac Gold Pool 7% 10/1/2053	176,202	185,167
Freddie Mac Gold Pool 7% 11/1/2026	112	113
Freddie Mac Gold Pool 7% 11/1/2034	7,089	7,496
Freddie Mac Gold Pool 7% 11/1/2034	6,516	6,938
Freddie Mac Gold Pool 7% 12/1/2026	200	201
Freddie Mac Gold Pool 7% 12/1/2053	887,609	934,874
Freddie Mac Gold Pool 7% 12/1/2053	623,132	656,489
Freddie Mac Gold Pool 7% 2/1/2054	3,973,008	4,209,896
Freddie Mac Gold Pool 7% 3/1/2054	105,849	112,591
Freddie Mac Gold Pool 7% 4/1/2032	2,235	2,348
Freddie Mac Gold Pool 7% 4/1/2032	1,053	1,116
Freddie Mac Gold Pool 7% 6/1/2054	6,719,810	7,126,775
Freddie Mac Gold Pool 7% 6/1/2054	6,641,191	7,061,035
Freddie Mac Gold Pool 7% 7/1/2029	10,298	10,793
Freddie Mac Gold Pool 7% 7/1/2054	203,580	216,157
Freddie Mac Gold Pool 7% 8/1/2026	480	482
Freddie Mac Gold Pool 7% 8/1/2034	860	925
Freddie Mac Gold Pool 7% 8/1/2054	2,914,711	3,099,885
Freddie Mac Gold Pool 7% 9/1/2026	761	765
Freddie Mac Gold Pool 7% 9/1/2035	17,757	18,824
Freddie Mac Gold Pool 7% 9/1/2054	4,126,593	4,372,639
Freddie Mac Gold Pool 7.5% 1/1/2027	16	17
Freddie Mac Gold Pool 7.5% 11/1/2029	154	161
Freddie Mac Gold Pool 7.5% 11/1/2030	85	90
Freddie Mac Gold Pool 7.5% 2/1/2032	13,068	13,919
Freddie Mac Gold Pool 7.5% 5/1/2031	98	103
Freddie Mac Gold Pool 7.5% 6/1/2027	40	40
Freddie Mac Gold Pool 7.5% 7/1/2034	4,998	5,216
Freddie Mac Gold Pool 7.5% 9/1/2030	537	567
Freddie Mac Gold Pool 7.5% 9/1/2030	34	36
Freddie Mac Gold Pool 7.5% 9/1/2031	360	381
Freddie Mac Gold Pool 8% 11/1/2031	284	299
Freddie Mac Gold Pool 8% 2/1/2030	26	27
Freddie Mac Gold Pool 8% 4/1/2032	38	40
Freddie Mac Gold Pool 8% 7/1/2030	261	276
Freddie Mac Gold Pool 8% 8/1/2030	591	618
Freddie Mac Gold Pool 8% 8/1/2030	21	22
Freddie Mac Gold Pool 8% 8/1/2030	8	8
Freddie Mac Gold Pool 8% 9/1/2030	18	19
Freddie Mac Gold Pool 8.5% 1/1/2028	3	3
Freddie Mac Gold Pool 8.5% 12/1/2027	4	4
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 8/1/2026	10	11
Freddie Mac Gold Pool 8.5% 8/1/2027	193	196
Freddie Mac Gold Pool 8.5% 8/1/2027	8	8
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	26,725,261	27,147,949
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	13,733,654	14,286,199
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,701,465	4,889,149
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	6,252,780	6,607,243
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,585,195	5,905,304
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,788,793	1,899,700
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	18,143,964	19,189,535
Freddie Mac Multifamily Structured pass-thru certificates 5.5% 9/1/2054	6,621,522	6,707,625
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (c)(d)	2,603	2,645
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (c)(d)	13,337	13,587
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (c)(d)	13,545	13,898
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (c)(d)	105,708	109,752
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (c)(d)	24,331	25,311
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (c)(d)	25,955	27,022
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	7,068	7,313
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	3,076	3,213
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	574	599
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	623	650
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	7,837	8,184
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	5,581	5,829
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	7,121	7,437
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (c)(d)	12,093	12,594
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	2,451	2,521
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	5,771	6,021
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	100	102
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	6,039	6,260
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (c)(d)	10,327	10,491
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (c)(d)	13,882	14,128
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (c)(d)	28,810	29,438
Freddie Mac Non Gold Pool 4% 9/1/2040	3,964	3,913
Freddie Mac Non Gold Pool 5% 8/1/2053	7,421,097	7,477,234
Freddie Mac Non Gold Pool 5% 9/1/2054	950,351	958,728
Freddie Mac Non Gold Pool 5.5% 12/1/2054	5,400,984	5,471,216
Freddie Mac Non Gold Pool 5.5% 12/1/2054	4,702,276	4,763,422
Freddie Mac Non Gold Pool 5.5% 2/1/2055	1,423,617	1,442,129
Freddie Mac Non Gold Pool 5.5% 2/1/2055	37,486	37,974
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,279,633	11,577,877
Freddie Mac Non Gold Pool 5.5% 4/1/2055	2,528,371	2,561,249
Freddie Mac Non Gold Pool 5.5% 4/1/2055	226,749	229,697
Freddie Mac Non Gold Pool 5.5% 4/1/2055	73,055	74,005
Freddie Mac Non Gold Pool 5.5% 5/1/2053	7,666,449	7,876,344
Freddie Mac Non Gold Pool 5.5% 6/1/2053	3,757,695	3,855,877
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,438,794	5,579,201
Freddie Mac Non Gold Pool 5.5% 8/1/2053	25,184,275	25,865,914
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,483,203	8,712,810
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,353,122	8,568,766
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (c)(d)	4,144	4,163
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	6,867	6,996
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (c)(d)	7,951	8,137
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	12,834	13,197
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	52	54
Freddie Mac Non Gold Pool 6% 11/1/2054	13,709,734	14,251,675
Freddie Mac Non Gold Pool 6% 6/1/2053	10,431,610	10,840,708
Freddie Mac Non Gold Pool 6% 6/1/2053	10,292,542	10,676,888
Freddie Mac Non Gold Pool 6% 6/1/2053	7,473,005	7,763,740
Freddie Mac Non Gold Pool 6% 6/1/2054	17,324,082	17,992,658
Freddie Mac Non Gold Pool 6% 7/1/2053	10,344,810	10,750,504
Freddie Mac Non Gold Pool 6% 7/1/2053	7,943,762	8,252,812
Freddie Mac Non Gold Pool 6% 9/1/2053	9,193,646	9,511,100
Freddie Mac Non Gold Pool 6.5% 1/1/2055	10,843,787	11,395,818
Ginnie Mae I Pool 2% 11/20/2052	18,766	15,668
Ginnie Mae I Pool 2% 3/20/2053	1,649,353	1,378,477
Ginnie Mae I Pool 2% 5/20/2053	1,147,009	956,573
Ginnie Mae I Pool 2% 6/20/2053	1,410,562	1,177,470
Ginnie Mae I Pool 2% 8/20/2052	17,802	14,933
Ginnie Mae I Pool 2% 9/20/2052	112,490	93,813
Ginnie Mae I Pool 2.5% 1/20/2052	12,300,657	10,597,515
Ginnie Mae I Pool 2.5% 12/20/2051	19,220,205	16,558,988
Ginnie Mae I Pool 2.5% 12/20/2051	10,216,125	8,801,606
Ginnie Mae I Pool 2.5% 12/20/2051	9,224,952	7,944,788
Ginnie Mae I Pool 2.5% 8/20/2051	63,403,846	54,644,803
Ginnie Mae I Pool 2.5% 8/20/2051	16,474,235	14,198,370
Ginnie Mae I Pool 2.5% 8/20/2051	7,846,138	6,762,218
Ginnie Mae I Pool 2.5% 9/20/2051	26,775,691	23,059,979
Ginnie Mae I Pool 2.5% 9/20/2051	16,511,643	14,220,291
Ginnie Mae I Pool 3% 12/15/2042	155,399	143,464
Ginnie Mae I Pool 3% 12/20/2042	222,583	206,146
Ginnie Mae I Pool 3% 2/15/2045	82,790	75,911
Ginnie Mae I Pool 3% 2/15/2045	71,114	65,055
Ginnie Mae I Pool 3% 2/20/2050	3,029,000	2,736,966
Ginnie Mae I Pool 3% 2/20/2050	1,444,290	1,303,237
Ginnie Mae I Pool 3% 3/15/2045	134,033	122,654
Ginnie Mae I Pool 3% 3/20/2043	144,456	133,846
Ginnie Mae I Pool 3% 3/20/2043	59,439	55,112
Ginnie Mae I Pool 3% 4/15/2043	18,372	16,914
Ginnie Mae I Pool 3% 4/15/2043	14,995	13,858
Ginnie Mae I Pool 3% 4/15/2045	51,622	47,194
Ginnie Mae I Pool 3% 4/15/2045	4,254	3,882
Ginnie Mae I Pool 3% 5/15/2042	22,943	21,271
Ginnie Mae I Pool 3% 5/15/2043	18,004	16,448
Ginnie Mae I Pool 3% 5/15/2043	13,923	12,849
Ginnie Mae I Pool 3% 5/15/2043	12,961	11,991
Ginnie Mae I Pool 3% 5/15/2043	5,267	4,846
Ginnie Mae I Pool 3% 5/15/2043	4,714	4,347
Ginnie Mae I Pool 3% 5/15/2045	884	807
Ginnie Mae I Pool 3% 6/15/2042	7,469	6,912
Ginnie Mae I Pool 3% 6/15/2043	25,703	23,804
Ginnie Mae I Pool 3% 6/15/2043	18,668	17,409
Ginnie Mae I Pool 3% 6/15/2043	17,943	16,502
Ginnie Mae I Pool 3% 6/20/2042	34,700	32,330
Ginnie Mae I Pool 3.5% 1/15/2041	5,191	4,948
Ginnie Mae I Pool 3.5% 1/15/2042	69,277	65,619
Ginnie Mae I Pool 3.5% 1/15/2042	52,406	49,742
Ginnie Mae I Pool 3.5% 1/15/2042	712	676
Ginnie Mae I Pool 3.5% 1/15/2043	76,567	72,608
Ginnie Mae I Pool 3.5% 1/15/2043	2,331	2,213
Ginnie Mae I Pool 3.5% 1/20/2048	1,118,410	1,055,547
Ginnie Mae I Pool 3.5% 10/20/2052	10,201,385	9,464,275
Ginnie Mae I Pool 3.5% 11/15/2040	9,168	8,737
Ginnie Mae I Pool 3.5% 11/15/2042	174,120	165,193
Ginnie Mae I Pool 3.5% 12/15/2040	1,928	1,838
Ginnie Mae I Pool 3.5% 12/15/2041	66,960	63,556
Ginnie Mae I Pool 3.5% 12/15/2041	61,487	58,307
Ginnie Mae I Pool 3.5% 12/15/2041	38,056	36,234
Ginnie Mae I Pool 3.5% 12/15/2041	5,932	5,655
Ginnie Mae I Pool 3.5% 12/20/2049	168,157	155,625
Ginnie Mae I Pool 3.5% 12/20/2049	76,814	70,922
Ginnie Mae I Pool 3.5% 12/20/2049	59,670	55,242
Ginnie Mae I Pool 3.5% 12/20/2049	17,941	16,592
Ginnie Mae I Pool 3.5% 2/15/2042	72,846	69,241
Ginnie Mae I Pool 3.5% 2/15/2042	60,192	57,053
Ginnie Mae I Pool 3.5% 2/15/2042	47,289	44,803
Ginnie Mae I Pool 3.5% 2/15/2042	25,241	24,004
Ginnie Mae I Pool 3.5% 2/15/2042	3,184	3,026
Ginnie Mae I Pool 3.5% 2/15/2043	333,976	317,373
Ginnie Mae I Pool 3.5% 2/15/2043	38,880	36,827
Ginnie Mae I Pool 3.5% 2/15/2043	13,993	13,276
Ginnie Mae I Pool 3.5% 2/15/2044	50,940	48,018
Ginnie Mae I Pool 3.5% 2/20/2041	478,392	458,783
Ginnie Mae I Pool 3.5% 2/20/2043	102,611	97,612
Ginnie Mae I Pool 3.5% 3/15/2042	13,593	12,971
Ginnie Mae I Pool 3.5% 3/15/2042	6,251	5,952
Ginnie Mae I Pool 3.5% 3/15/2042	6,118	5,814
Ginnie Mae I Pool 3.5% 3/15/2042	1,761	1,671
Ginnie Mae I Pool 3.5% 3/15/2043	26,294	24,963
Ginnie Mae I Pool 3.5% 3/15/2043	2,540	2,408
Ginnie Mae I Pool 3.5% 3/20/2043	44,053	41,907
Ginnie Mae I Pool 3.5% 4/15/2043	287,399	273,177
Ginnie Mae I Pool 3.5% 4/15/2043	54,279	51,309
Ginnie Mae I Pool 3.5% 5/15/2042	17,153	16,356
Ginnie Mae I Pool 3.5% 5/15/2042	12,860	12,259
Ginnie Mae I Pool 3.5% 5/15/2043	12,057	11,408
Ginnie Mae I Pool 3.5% 5/15/2043	11,136	10,602
Ginnie Mae I Pool 3.5% 5/15/2043	9,802	9,321
Ginnie Mae I Pool 3.5% 5/15/2043	4,330	4,109
Ginnie Mae I Pool 3.5% 5/20/2046	46,647	43,521
Ginnie Mae I Pool 3.5% 5/20/2046	30,784	28,721
Ginnie Mae I Pool 3.5% 5/20/2046	23,362	21,796
Ginnie Mae I Pool 3.5% 5/20/2046	22,584	21,070
Ginnie Mae I Pool 3.5% 5/20/2046	19,912	18,578
Ginnie Mae I Pool 3.5% 5/20/2046	12,417	11,565
Ginnie Mae I Pool 3.5% 6/15/2042	2,407	2,282
Ginnie Mae I Pool 3.5% 6/15/2043	23,491	22,215
Ginnie Mae I Pool 3.5% 6/15/2043	19,449	18,369
Ginnie Mae I Pool 3.5% 6/15/2043	15,485	14,688
Ginnie Mae I Pool 3.5% 6/15/2043	10,022	9,571
Ginnie Mae I Pool 3.5% 6/15/2043	7,940	7,516
Ginnie Mae I Pool 3.5% 6/20/2043	11,354	10,786
Ginnie Mae I Pool 3.5% 6/20/2044	601,677	570,910
Ginnie Mae I Pool 3.5% 6/20/2046	118,280	110,353
Ginnie Mae I Pool 3.5% 6/20/2046	33,447	31,205
Ginnie Mae I Pool 3.5% 6/20/2046	29,278	27,316
Ginnie Mae I Pool 3.5% 6/20/2046	26,873	25,072
Ginnie Mae I Pool 3.5% 6/20/2046	26,033	24,289
Ginnie Mae I Pool 3.5% 6/20/2046	15,725	14,671
Ginnie Mae I Pool 3.5% 6/20/2046	10,684	9,968
Ginnie Mae I Pool 3.5% 7/15/2042	49,112	46,605
Ginnie Mae I Pool 3.5% 7/15/2042	16,672	15,820
Ginnie Mae I Pool 3.5% 7/15/2042	4,265	4,045
Ginnie Mae I Pool 3.5% 7/15/2043	9,073	8,588
Ginnie Mae I Pool 3.5% 7/15/2043	3,011	2,854
Ginnie Mae I Pool 3.5% 7/20/2043	92,001	87,148
Ginnie Mae I Pool 3.5% 7/20/2046	1,123,713	1,048,400
Ginnie Mae I Pool 3.5% 7/20/2052	54,298,099	50,429,898
Ginnie Mae I Pool 3.5% 8/15/2042	4,349	4,123
Ginnie Mae I Pool 3.5% 8/20/2052	32,038,338	29,755,924
Ginnie Mae I Pool 3.5% 9/15/2042	11,939	11,306
Ginnie Mae I Pool 3.5% 9/15/2042	5,666	5,409
Ginnie Mae I Pool 3.5% 9/15/2042	5,679	5,383
Ginnie Mae I Pool 3.5% 9/15/2042	3,247	3,075
Ginnie Mae I Pool 3.5% 9/15/2043	4,594	4,348
Ginnie Mae I Pool 3.5% 9/20/2052	64,742,985	60,130,689
Ginnie Mae I Pool 4% 1/15/2040	12,674	12,405
Ginnie Mae I Pool 4% 1/15/2040	12,188	11,907
Ginnie Mae I Pool 4% 1/15/2041	62,556	61,056
Ginnie Mae I Pool 4% 1/15/2041	2,541	2,480
Ginnie Mae I Pool 4% 1/15/2042	4,800	4,676
Ginnie Mae I Pool 4% 1/15/2043	17,898	17,413
Ginnie Mae I Pool 4% 1/15/2047	43,432	41,806
Ginnie Mae I Pool 4% 1/15/2047	41,921	40,351
Ginnie Mae I Pool 4% 1/15/2047	32,195	30,989
Ginnie Mae I Pool 4% 1/15/2047	15,360	14,785
Ginnie Mae I Pool 4% 10/15/2039	14,986	14,667
Ginnie Mae I Pool 4% 10/15/2040	74,172	72,427
Ginnie Mae I Pool 4% 10/15/2040	71,238	69,554
Ginnie Mae I Pool 4% 10/15/2040	61,813	60,379
Ginnie Mae I Pool 4% 10/15/2040	6,661	6,506
Ginnie Mae I Pool 4% 10/15/2040	5,751	5,618
Ginnie Mae I Pool 4% 10/15/2040	2,751	2,687
Ginnie Mae I Pool 4% 10/15/2041	159,374	155,295
Ginnie Mae I Pool 4% 10/15/2041	62,667	61,125
Ginnie Mae I Pool 4% 10/15/2041	53,047	51,769
Ginnie Mae I Pool 4% 10/15/2041	34,411	33,574
Ginnie Mae I Pool 4% 10/15/2041	27,610	26,907
Ginnie Mae I Pool 4% 10/15/2041	20,264	19,794
Ginnie Mae I Pool 4% 10/15/2041	15,538	15,125
Ginnie Mae I Pool 4% 10/15/2041	10,437	10,176
Ginnie Mae I Pool 4% 10/15/2041	7,705	7,518
Ginnie Mae I Pool 4% 10/15/2041	6,538	6,384
Ginnie Mae I Pool 4% 10/15/2041	4,790	4,673
Ginnie Mae I Pool 4% 10/15/2041	2,468	2,402
Ginnie Mae I Pool 4% 10/20/2042	224,675	218,653
Ginnie Mae I Pool 4% 10/20/2052	67,531,268	64,669,665
Ginnie Mae I Pool 4% 11/15/2039	11,103	10,875
Ginnie Mae I Pool 4% 11/15/2040	17,726	17,299
Ginnie Mae I Pool 4% 11/15/2040	2,155	2,110
Ginnie Mae I Pool 4% 11/15/2041	133,893	130,580
Ginnie Mae I Pool 4% 11/15/2041	20,409	19,875
Ginnie Mae I Pool 4% 11/15/2042	6,028	5,866
Ginnie Mae I Pool 4% 11/20/2042	27,290	26,518
Ginnie Mae I Pool 4% 12/15/2039	35,807	34,989
Ginnie Mae I Pool 4% 12/15/2039	6,282	6,140
Ginnie Mae I Pool 4% 12/15/2040	8,286	8,111
Ginnie Mae I Pool 4% 12/15/2040	6,557	6,398
Ginnie Mae I Pool 4% 12/15/2040	4,286	4,178
Ginnie Mae I Pool 4% 12/15/2040	3,696	3,608
Ginnie Mae I Pool 4% 12/15/2040	2,893	2,820
Ginnie Mae I Pool 4% 12/15/2041	62,386	60,869
Ginnie Mae I Pool 4% 12/15/2041	42,899	41,795
Ginnie Mae I Pool 4% 12/15/2041	21,510	20,963
Ginnie Mae I Pool 4% 12/15/2041	12,429	12,112
Ginnie Mae I Pool 4% 12/15/2041	2,191	2,137
Ginnie Mae I Pool 4% 12/15/2042	3,819	3,720
Ginnie Mae I Pool 4% 12/15/2046	8,347	8,048
Ginnie Mae I Pool 4% 2/15/2040	52,579	51,348
Ginnie Mae I Pool 4% 2/15/2040	31,347	30,646
Ginnie Mae I Pool 4% 2/15/2040	30,586	29,866
Ginnie Mae I Pool 4% 2/15/2041	17,492	17,080
Ginnie Mae I Pool 4% 2/15/2041	9,395	9,155
Ginnie Mae I Pool 4% 2/15/2042	19,291	18,797
Ginnie Mae I Pool 4% 2/15/2042	11,980	11,678
Ginnie Mae I Pool 4% 2/15/2045	57,874	56,129
Ginnie Mae I Pool 4% 3/15/2040	264,419	258,289
Ginnie Mae I Pool 4% 3/15/2041	132,804	129,695
Ginnie Mae I Pool 4% 3/15/2041	5,848	5,711
Ginnie Mae I Pool 4% 3/15/2041	4,995	4,890
Ginnie Mae I Pool 4% 3/15/2042	68,743	66,955
Ginnie Mae I Pool 4% 3/15/2042	10,305	10,028
Ginnie Mae I Pool 4% 3/15/2042	7,622	7,428
Ginnie Mae I Pool 4% 3/20/2044	304,024	294,320
Ginnie Mae I Pool 4% 3/20/2047	742,776	721,224
Ginnie Mae I Pool 4% 4/15/2040	21,426	20,914
Ginnie Mae I Pool 4% 4/15/2040	9,492	9,282
Ginnie Mae I Pool 4% 4/15/2041	4,192	4,092
Ginnie Mae I Pool 4% 4/15/2042	12,613	12,282
Ginnie Mae I Pool 4% 4/15/2043	55,779	54,244
Ginnie Mae I Pool 4% 4/15/2043	2,783	2,713
Ginnie Mae I Pool 4% 4/15/2046	371,544	360,106
Ginnie Mae I Pool 4% 4/20/2048	225,480	216,471
Ginnie Mae I Pool 4% 4/20/2048	206,932	198,665
Ginnie Mae I Pool 4% 5/15/2040	18,683	18,235
Ginnie Mae I Pool 4% 5/15/2041	11,899	11,683
Ginnie Mae I Pool 4% 5/15/2042	1,031	1,023
Ginnie Mae I Pool 4% 5/15/2043	8,348	8,106
Ginnie Mae I Pool 4% 5/15/2045	53,752	52,064
Ginnie Mae I Pool 4% 5/20/2049	87,881	83,930
Ginnie Mae I Pool 4% 6/15/2041	16,475	16,070
Ginnie Mae I Pool 4% 6/15/2041	10,869	10,601
Ginnie Mae I Pool 4% 6/15/2041	4,889	4,762
Ginnie Mae I Pool 4% 6/15/2041	2,761	2,704
Ginnie Mae I Pool 4% 6/15/2042	11,508	11,190
Ginnie Mae I Pool 4% 6/15/2043	2,095	2,041
Ginnie Mae I Pool 4% 6/15/2045	14,405	13,978
Ginnie Mae I Pool 4% 7/15/2039	13,847	13,536
Ginnie Mae I Pool 4% 7/15/2041	6,396	6,237
Ginnie Mae I Pool 4% 7/15/2041	5,255	5,135
Ginnie Mae I Pool 4% 7/15/2041	3,043	2,963
Ginnie Mae I Pool 4% 7/15/2045	39,316	38,071
Ginnie Mae I Pool 4% 7/15/2046	29,154	28,108
Ginnie Mae I Pool 4% 7/15/2046	23,428	22,588
Ginnie Mae I Pool 4% 8/15/2039	9,715	9,505
Ginnie Mae I Pool 4% 8/15/2039	5,966	5,830
Ginnie Mae I Pool 4% 8/15/2039	4,353	4,251
Ginnie Mae I Pool 4% 8/15/2040	3,122	3,051
Ginnie Mae I Pool 4% 8/15/2041	9,248	9,022
Ginnie Mae I Pool 4% 8/15/2041	6,071	5,929
Ginnie Mae I Pool 4% 8/15/2041	1,956	1,912
Ginnie Mae I Pool 4% 8/15/2042	29,946	29,122
Ginnie Mae I Pool 4% 8/15/2043	4,317	4,189
Ginnie Mae I Pool 4% 8/15/2043	1,776	1,724
Ginnie Mae I Pool 4% 9/15/2039	9,149	8,963
Ginnie Mae I Pool 4% 9/15/2040	2,417	2,361
Ginnie Mae I Pool 4% 9/15/2041	62,845	61,272
Ginnie Mae I Pool 4% 9/15/2041	9,019	8,798
Ginnie Mae I Pool 4% 9/15/2041	7,777	7,593
Ginnie Mae I Pool 4% 9/15/2041	3,262	3,175
Ginnie Mae I Pool 4% 9/15/2041	2,415	2,353
Ginnie Mae I Pool 4% 9/15/2041	939	919
Ginnie Mae I Pool 4.5% 10/15/2039	7,131	7,148
Ginnie Mae I Pool 4.5% 10/15/2039	5,069	5,083
Ginnie Mae I Pool 4.5% 10/15/2039	1,236	1,240
Ginnie Mae I Pool 4.5% 11/15/2039	40,605	40,698
Ginnie Mae I Pool 4.5% 11/15/2039	16,470	16,513
Ginnie Mae I Pool 4.5% 11/15/2039	13,566	13,602
Ginnie Mae I Pool 4.5% 11/15/2039	12,114	12,147
Ginnie Mae I Pool 4.5% 11/15/2039	9,850	9,877
Ginnie Mae I Pool 4.5% 11/15/2039	8,933	8,961
Ginnie Mae I Pool 4.5% 11/15/2039	6,165	6,182
Ginnie Mae I Pool 4.5% 11/15/2039	5,000	5,014
Ginnie Mae I Pool 4.5% 11/15/2039	1,004	1,007
Ginnie Mae I Pool 4.5% 11/15/2039	590	592
Ginnie Mae I Pool 4.5% 12/15/2039	11,503	11,540
Ginnie Mae I Pool 4.5% 2/15/2040	33,220	33,311
Ginnie Mae I Pool 4.5% 2/15/2040	31,034	31,096
Ginnie Mae I Pool 4.5% 2/15/2040	26,288	26,364
Ginnie Mae I Pool 4.5% 2/15/2040	17,733	17,782
Ginnie Mae I Pool 4.5% 2/15/2040	12,474	12,513
Ginnie Mae I Pool 4.5% 2/15/2040	9,879	9,906
Ginnie Mae I Pool 4.5% 2/15/2040	9,781	9,808
Ginnie Mae I Pool 4.5% 2/15/2040	6,782	6,803
Ginnie Mae I Pool 4.5% 2/15/2040	1,923	1,928
Ginnie Mae I Pool 4.5% 2/15/2041	7,740	7,754
Ginnie Mae I Pool 4.5% 3/15/2040	110,222	110,529
Ginnie Mae I Pool 4.5% 3/15/2040	10,791	10,819
Ginnie Mae I Pool 4.5% 3/15/2040	5,768	5,784
Ginnie Mae I Pool 4.5% 3/15/2040	5,601	5,617
Ginnie Mae I Pool 4.5% 3/15/2040	3,903	3,914
Ginnie Mae I Pool 4.5% 3/15/2041	192,915	193,353
Ginnie Mae I Pool 4.5% 3/15/2041	4,303	4,315
Ginnie Mae I Pool 4.5% 4/15/2040	34,287	34,387
Ginnie Mae I Pool 4.5% 4/15/2040	17,640	17,678
Ginnie Mae I Pool 4.5% 4/15/2040	13,559	13,591
Ginnie Mae I Pool 4.5% 4/15/2040	7,734	7,752
Ginnie Mae I Pool 4.5% 4/15/2040	3,150	3,156
Ginnie Mae I Pool 4.5% 4/15/2040	3,060	3,066
Ginnie Mae I Pool 4.5% 4/20/2053	86,401,846	85,040,188
Ginnie Mae I Pool 4.5% 5/15/2039	6,293	6,312
Ginnie Mae I Pool 4.5% 5/15/2040	52,576	52,720
Ginnie Mae I Pool 4.5% 5/15/2040	4,157	4,167
Ginnie Mae I Pool 4.5% 5/20/2041	15,610	15,658
Ginnie Mae I Pool 4.5% 6/15/2039	21,501	21,568
Ginnie Mae I Pool 4.5% 6/15/2039	20,110	20,169
Ginnie Mae I Pool 4.5% 6/15/2039	3,887	3,899
Ginnie Mae I Pool 4.5% 6/15/2039	3,184	3,193
Ginnie Mae I Pool 4.5% 6/15/2039	2,679	2,687
Ginnie Mae I Pool 4.5% 6/15/2040	169,275	169,640
Ginnie Mae I Pool 4.5% 6/15/2040	105,414	105,707
Ginnie Mae I Pool 4.5% 6/15/2040	51,771	51,908
Ginnie Mae I Pool 4.5% 6/15/2040	38,136	38,242
Ginnie Mae I Pool 4.5% 6/15/2040	22,597	22,658
Ginnie Mae I Pool 4.5% 6/15/2040	22,345	22,406
Ginnie Mae I Pool 4.5% 6/15/2040	19,253	19,305
Ginnie Mae I Pool 4.5% 6/15/2040	17,872	17,920
Ginnie Mae I Pool 4.5% 6/15/2040	4,981	4,995
Ginnie Mae I Pool 4.5% 6/15/2040	2,768	2,776
Ginnie Mae I Pool 4.5% 6/15/2040	1,844	1,848
Ginnie Mae I Pool 4.5% 6/15/2041	337,934	338,761
Ginnie Mae I Pool 4.5% 6/20/2041	6,417	6,436
Ginnie Mae I Pool 4.5% 7/15/2039	17,467	17,520
Ginnie Mae I Pool 4.5% 7/15/2040	67,116	67,300
Ginnie Mae I Pool 4.5% 7/15/2040	59,699	59,862
Ginnie Mae I Pool 4.5% 7/15/2040	53,417	53,568
Ginnie Mae I Pool 4.5% 7/15/2040	42,179	42,296
Ginnie Mae I Pool 4.5% 7/15/2040	40,405	40,516
Ginnie Mae I Pool 4.5% 7/15/2040	29,349	29,426
Ginnie Mae I Pool 4.5% 7/15/2040	15,350	15,392
Ginnie Mae I Pool 4.5% 7/15/2040	15,167	15,209
Ginnie Mae I Pool 4.5% 7/15/2040	4,974	4,987
Ginnie Mae I Pool 4.5% 7/15/2040	4,254	4,265
Ginnie Mae I Pool 4.5% 7/15/2040	2,925	2,932
Ginnie Mae I Pool 4.5% 7/15/2040	1,191	1,194
Ginnie Mae I Pool 4.5% 7/15/2040	655	656
Ginnie Mae I Pool 4.5% 8/15/2039	191,748	192,307
Ginnie Mae I Pool 4.5% 8/15/2039	111,928	112,256
Ginnie Mae I Pool 4.5% 8/15/2039	90,090	90,358
Ginnie Mae I Pool 4.5% 8/15/2039	36,461	36,565
Ginnie Mae I Pool 4.5% 8/15/2039	22,049	22,112
Ginnie Mae I Pool 4.5% 8/15/2039	16,590	16,640
Ginnie Mae I Pool 4.5% 8/15/2039	2,952	2,961
Ginnie Mae I Pool 4.5% 8/15/2040	16,018	16,061
Ginnie Mae I Pool 4.5% 8/15/2040	1,952	1,956
Ginnie Mae I Pool 4.5% 8/15/2040	1,493	1,497
Ginnie Mae I Pool 4.5% 8/15/2040	1,455	1,460
Ginnie Mae I Pool 4.5% 8/15/2041	4,091	4,103
Ginnie Mae I Pool 4.5% 9/15/2039	33,117	33,212
Ginnie Mae I Pool 4.5% 9/15/2039	16,136	16,184
Ginnie Mae I Pool 4.5% 9/15/2039	6,449	6,467
Ginnie Mae I Pool 4.5% 9/15/2039	6,057	6,075
Ginnie Mae I Pool 4.5% 9/15/2040	5,567	5,582
Ginnie Mae I Pool 4.5% 9/15/2040	2,445	2,451
Ginnie Mae I Pool 5% 1/15/2034	1,265	1,287
Ginnie Mae I Pool 5% 1/15/2040	548	556
Ginnie Mae I Pool 5% 10/15/2033	726	738
Ginnie Mae I Pool 5% 10/15/2034	1,013	1,030
Ginnie Mae I Pool 5% 10/15/2039	12,464	12,728
Ginnie Mae I Pool 5% 10/15/2039	9,505	9,709
Ginnie Mae I Pool 5% 10/15/2039	7,586	7,750
Ginnie Mae I Pool 5% 10/15/2039	4,331	4,423
Ginnie Mae I Pool 5% 10/15/2039	2,536	2,589
Ginnie Mae I Pool 5% 10/20/2054	1,119,519	1,119,998
Ginnie Mae I Pool 5% 11/15/2033	439	446
Ginnie Mae I Pool 5% 11/15/2039	15,508	15,844
Ginnie Mae I Pool 5% 11/15/2039	13,625	13,911
Ginnie Mae I Pool 5% 11/15/2039	5,112	5,222
Ginnie Mae I Pool 5% 11/15/2039	4,837	4,941
Ginnie Mae I Pool 5% 11/15/2039	955	976
Ginnie Mae I Pool 5% 11/15/2040	4,968	5,076
Ginnie Mae I Pool 5% 11/15/2040	1,330	1,360
Ginnie Mae I Pool 5% 12/15/2039	12,129	12,391
Ginnie Mae I Pool 5% 12/15/2039	6,192	6,324
Ginnie Mae I Pool 5% 12/15/2039	5,249	5,364
Ginnie Mae I Pool 5% 2/15/2039	2,246	2,293
Ginnie Mae I Pool 5% 3/15/2041	10,232	10,460
Ginnie Mae I Pool 5% 3/15/2041	3,797	3,879
Ginnie Mae I Pool 5% 4/15/2033	1,227	1,246
Ginnie Mae I Pool 5% 4/15/2039	2,131	2,175
Ginnie Mae I Pool 5% 4/15/2040	115,183	117,673
Ginnie Mae I Pool 5% 4/15/2040	100,084	102,235
Ginnie Mae I Pool 5% 4/15/2040	5,211	5,325
Ginnie Mae I Pool 5% 4/15/2040	5,017	5,126
Ginnie Mae I Pool 5% 4/15/2040	1,799	1,838
Ginnie Mae I Pool 5% 4/15/2041	17,511	17,909
Ginnie Mae I Pool 5% 4/15/2041	3,735	3,819
Ginnie Mae I Pool 5% 4/15/2041	1,667	1,704
Ginnie Mae I Pool 5% 4/20/2048	2,738,571	2,801,011
Ginnie Mae I Pool 5% 5/15/2039	28,620	29,224
Ginnie Mae I Pool 5% 5/15/2039	17,168	17,532
Ginnie Mae I Pool 5% 5/15/2040	5,268	5,383
Ginnie Mae I Pool 5% 5/15/2040	3,181	3,248
Ginnie Mae I Pool 5% 5/15/2040	1,128	1,154
Ginnie Mae I Pool 5% 6/15/2039	1,919	1,960
Ginnie Mae I Pool 5% 6/15/2040	295,107	301,486
Ginnie Mae I Pool 5% 6/15/2040	8,436	8,620
Ginnie Mae I Pool 5% 6/15/2040	4,622	4,724
Ginnie Mae I Pool 5% 6/15/2041	12,357	12,629
Ginnie Mae I Pool 5% 6/15/2041	1,742	1,780
Ginnie Mae I Pool 5% 6/15/2041	1,668	1,703
Ginnie Mae I Pool 5% 7/15/2039	21,496	21,949
Ginnie Mae I Pool 5% 7/15/2039	16,942	17,302
Ginnie Mae I Pool 5% 7/15/2040	13,896	14,198
Ginnie Mae I Pool 5% 7/15/2040	13,803	14,103
Ginnie Mae I Pool 5% 7/15/2040	6,603	6,747
Ginnie Mae I Pool 5% 7/15/2040	5,847	5,975
Ginnie Mae I Pool 5% 7/15/2040	4,712	4,814
Ginnie Mae I Pool 5% 7/15/2040	895	914
Ginnie Mae I Pool 5% 8/15/2039	10,893	11,125
Ginnie Mae I Pool 5% 8/15/2039	9,103	9,297
Ginnie Mae I Pool 5% 8/15/2039	4,170	4,259
Ginnie Mae I Pool 5% 8/15/2039	2,934	2,997
Ginnie Mae I Pool 5% 8/15/2039	1,882	1,922
Ginnie Mae I Pool 5% 8/15/2039	897	915
Ginnie Mae I Pool 5% 8/15/2040	21,891	22,369
Ginnie Mae I Pool 5% 8/15/2040	19,055	19,469
Ginnie Mae I Pool 5% 8/15/2040	16,440	16,799
Ginnie Mae I Pool 5% 8/15/2040	4,960	5,069
Ginnie Mae I Pool 5% 9/15/2039	70,032	71,512
Ginnie Mae I Pool 5% 9/15/2039	14,136	14,438
Ginnie Mae I Pool 5% 9/15/2039	10,220	10,439
Ginnie Mae I Pool 5% 9/15/2039	7,136	7,288
Ginnie Mae I Pool 5% 9/15/2039	4,697	4,797
Ginnie Mae I Pool 5% 9/15/2039	4,308	4,402
Ginnie Mae I Pool 5% 9/15/2039	3,843	3,925
Ginnie Mae I Pool 5% 9/15/2039	2,968	3,032
Ginnie Mae I Pool 5% 9/15/2039	2,530	2,584
Ginnie Mae I Pool 5% 9/15/2039	1,282	1,310
Ginnie Mae I Pool 5% 9/15/2040	10,550	10,778
Ginnie Mae I Pool 5% 9/15/2040	7,859	8,032
Ginnie Mae I Pool 5% 9/15/2040	2,366	2,417
Ginnie Mae I Pool 5% 9/15/2041	194,787	198,956
Ginnie Mae I Pool 5.5% 1/15/2034	154	158
Ginnie Mae I Pool 5.5% 1/15/2039	11,774	12,174
Ginnie Mae I Pool 5.5% 10/15/2035	9,338	9,613
Ginnie Mae I Pool 5.5% 12/15/2038	641	661
Ginnie Mae I Pool 5.5% 3/15/2039	1,850	1,912
Ginnie Mae I Pool 5.5% 3/20/2054	3,921,429	4,025,992
Ginnie Mae I Pool 5.5% 4/15/2034	694	712
Ginnie Mae I Pool 5.5% 5/15/2034	2,536	2,607
Ginnie Mae I Pool 5.5% 5/15/2034	736	756
Ginnie Mae I Pool 5.5% 5/15/2039	6,914	7,149
Ginnie Mae I Pool 5.5% 7/15/2037	674	696
Ginnie Mae I Pool 5.5% 7/15/2038	1,859	1,906
Ginnie Mae I Pool 5.5% 7/15/2039	6,351	6,573
Ginnie Mae I Pool 5.5% 8/15/2033	1,901	1,951
Ginnie Mae I Pool 5.5% 9/15/2039	67,698	70,069
Ginnie Mae I Pool 5.5% 9/15/2039	41,094	42,530
Ginnie Mae I Pool 6% 10/15/2030	2,892	2,981
Ginnie Mae I Pool 6% 10/15/2039	1,716	1,806
Ginnie Mae I Pool 6% 11/15/2039	4,921	5,184
Ginnie Mae I Pool 6% 11/15/2039	2,810	2,960
Ginnie Mae I Pool 6% 11/15/2039	1,867	1,964
Ginnie Mae I Pool 6% 11/15/2039	1,109	1,164
Ginnie Mae I Pool 6% 11/15/2039	942	985
Ginnie Mae I Pool 6% 11/15/2039	728	765
Ginnie Mae I Pool 6% 5/15/2040	150,223	157,601
Ginnie Mae I Pool 6.5% 10/15/2034	6,123	6,507
Ginnie Mae I Pool 6.5% 10/15/2034	3,395	3,592
Ginnie Mae I Pool 6.5% 10/15/2034	821	869
Ginnie Mae I Pool 6.5% 10/15/2035	3,988	4,266
Ginnie Mae I Pool 6.5% 10/15/2036	1,288	1,373
Ginnie Mae I Pool 6.5% 11/15/2034	1,507	1,571
Ginnie Mae I Pool 6.5% 6/15/2037	1,542	1,642
Ginnie Mae I Pool 6.5% 7/15/2035	475	506
Ginnie Mae I Pool 6.5% 8/15/2034	6,790	7,196
Ginnie Mae I Pool 6.5% 8/15/2034	157	164
Ginnie Mae I Pool 6.5% 8/15/2036	1,142	1,217
Ginnie Mae I Pool 6.5% 9/15/2034	2,627	2,784
Ginnie Mae I Pool 7% 1/15/2027	6	6
Ginnie Mae I Pool 7% 1/15/2028	255	258
Ginnie Mae I Pool 7% 1/15/2028	140	140
Ginnie Mae I Pool 7% 1/15/2028	89	90
Ginnie Mae I Pool 7% 1/15/2028	81	82
Ginnie Mae I Pool 7% 1/15/2028	70	72
Ginnie Mae I Pool 7% 1/15/2028	67	68
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	55	55
Ginnie Mae I Pool 7% 1/15/2028	52	53
Ginnie Mae I Pool 7% 1/15/2028	21	21
Ginnie Mae I Pool 7% 1/15/2028	18	18
Ginnie Mae I Pool 7% 1/15/2029	185	189
Ginnie Mae I Pool 7% 1/15/2029	131	134
Ginnie Mae I Pool 7% 1/15/2029	98	100
Ginnie Mae I Pool 7% 1/15/2029	72	74
Ginnie Mae I Pool 7% 1/15/2029	48	49
Ginnie Mae I Pool 7% 1/15/2030	594	608
Ginnie Mae I Pool 7% 1/15/2030	54	55
Ginnie Mae I Pool 7% 1/15/2031	3,878	3,981
Ginnie Mae I Pool 7% 1/15/2031	189	194
Ginnie Mae I Pool 7% 1/15/2032	1,218	1,260
Ginnie Mae I Pool 7% 1/15/2032	265	271
Ginnie Mae I Pool 7% 10/15/2026	26	26
Ginnie Mae I Pool 7% 10/15/2028	1,684	1,712
Ginnie Mae I Pool 7% 10/15/2028	762	767
Ginnie Mae I Pool 7% 10/15/2028	530	540
Ginnie Mae I Pool 7% 10/15/2028	203	203
Ginnie Mae I Pool 7% 10/15/2028	94	96
Ginnie Mae I Pool 7% 10/15/2028	65	66
Ginnie Mae I Pool 7% 10/15/2030	455	470
Ginnie Mae I Pool 7% 10/15/2030	161	165
Ginnie Mae I Pool 7% 10/15/2031	1,047	1,086
Ginnie Mae I Pool 7% 10/15/2031	674	699
Ginnie Mae I Pool 7% 10/15/2031	252	259
Ginnie Mae I Pool 7% 10/15/2031	229	233
Ginnie Mae I Pool 7% 10/15/2031	208	215
Ginnie Mae I Pool 7% 10/15/2031	182	189
Ginnie Mae I Pool 7% 10/15/2031	69	72
Ginnie Mae I Pool 7% 10/15/2032	1,533	1,585
Ginnie Mae I Pool 7% 11/15/2028	301	307
Ginnie Mae I Pool 7% 11/15/2028	231	234
Ginnie Mae I Pool 7% 11/15/2029	517	530
Ginnie Mae I Pool 7% 11/15/2031	596	617
Ginnie Mae I Pool 7% 11/15/2031	589	604
Ginnie Mae I Pool 7% 11/15/2032	563	582
Ginnie Mae I Pool 7% 12/15/2027	107	109
Ginnie Mae I Pool 7% 12/15/2027	17	17
Ginnie Mae I Pool 7% 12/15/2027	16	16
Ginnie Mae I Pool 7% 12/15/2028	2,698	2,752
Ginnie Mae I Pool 7% 12/15/2028	424	433
Ginnie Mae I Pool 7% 12/15/2028	203	207
Ginnie Mae I Pool 7% 12/15/2028	184	188
Ginnie Mae I Pool 7% 12/15/2028	148	150
Ginnie Mae I Pool 7% 12/15/2028	70	71
Ginnie Mae I Pool 7% 12/15/2028	31	31
Ginnie Mae I Pool 7% 12/15/2030	275	283
Ginnie Mae I Pool 7% 12/15/2031	990	1,025
Ginnie Mae I Pool 7% 12/15/2031	470	488
Ginnie Mae I Pool 7% 12/15/2031	46	47
Ginnie Mae I Pool 7% 2/15/2028	2,395	2,430
Ginnie Mae I Pool 7% 2/15/2028	946	956
Ginnie Mae I Pool 7% 2/15/2028	308	313
Ginnie Mae I Pool 7% 2/15/2028	83	84
Ginnie Mae I Pool 7% 2/15/2028	80	81
Ginnie Mae I Pool 7% 2/15/2028	79	80
Ginnie Mae I Pool 7% 2/15/2028	75	75
Ginnie Mae I Pool 7% 2/15/2028	56	57
Ginnie Mae I Pool 7% 2/15/2028	32	32
Ginnie Mae I Pool 7% 2/15/2028	29	30
Ginnie Mae I Pool 7% 2/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2029	40	41
Ginnie Mae I Pool 7% 2/15/2032	1,546	1,605
Ginnie Mae I Pool 7% 2/15/2032	1,038	1,059
Ginnie Mae I Pool 7% 2/15/2032	430	445
Ginnie Mae I Pool 7% 2/15/2032	155	160
Ginnie Mae I Pool 7% 2/15/2032	122	124
Ginnie Mae I Pool 7% 2/15/2032	103	107
Ginnie Mae I Pool 7% 3/15/2028	343	349
Ginnie Mae I Pool 7% 3/15/2028	327	331
Ginnie Mae I Pool 7% 3/15/2028	193	196
Ginnie Mae I Pool 7% 3/15/2028	111	112
Ginnie Mae I Pool 7% 3/15/2028	109	110
Ginnie Mae I Pool 7% 3/15/2028	89	90
Ginnie Mae I Pool 7% 3/15/2028	86	87
Ginnie Mae I Pool 7% 3/15/2028	82	83
Ginnie Mae I Pool 7% 3/15/2028	50	51
Ginnie Mae I Pool 7% 3/15/2028	34	35
Ginnie Mae I Pool 7% 3/15/2028	19	19
Ginnie Mae I Pool 7% 3/15/2029	257	262
Ginnie Mae I Pool 7% 3/15/2029	116	118
Ginnie Mae I Pool 7% 3/15/2029	68	69
Ginnie Mae I Pool 7% 3/15/2029	32	32
Ginnie Mae I Pool 7% 3/15/2029	22	22
Ginnie Mae I Pool 7% 3/15/2029	18	18
Ginnie Mae I Pool 7% 3/15/2031	98	101
Ginnie Mae I Pool 7% 3/15/2031	96	99
Ginnie Mae I Pool 7% 3/15/2031	70	72
Ginnie Mae I Pool 7% 3/15/2031	32	32
Ginnie Mae I Pool 7% 3/15/2032	610	634
Ginnie Mae I Pool 7% 3/15/2032	266	276
Ginnie Mae I Pool 7% 3/15/2032	214	222
Ginnie Mae I Pool 7% 3/15/2032	144	148
Ginnie Mae I Pool 7% 3/15/2032	69	72
Ginnie Mae I Pool 7% 3/15/2032	50	52
Ginnie Mae I Pool 7% 4/15/2028	1,607	1,632
Ginnie Mae I Pool 7% 4/15/2028	240	243
Ginnie Mae I Pool 7% 4/15/2028	173	176
Ginnie Mae I Pool 7% 4/15/2028	109	111
Ginnie Mae I Pool 7% 4/15/2028	84	85
Ginnie Mae I Pool 7% 4/15/2028	65	66
Ginnie Mae I Pool 7% 4/15/2028	43	43
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	3	3
Ginnie Mae I Pool 7% 4/15/2029	176	179
Ginnie Mae I Pool 7% 4/15/2029	62	63
Ginnie Mae I Pool 7% 4/15/2031	295	305
Ginnie Mae I Pool 7% 4/15/2031	170	175
Ginnie Mae I Pool 7% 4/15/2031	71	73
Ginnie Mae I Pool 7% 4/15/2032	961	999
Ginnie Mae I Pool 7% 4/15/2032	496	514
Ginnie Mae I Pool 7% 4/15/2032	474	490
Ginnie Mae I Pool 7% 4/15/2032	344	357
Ginnie Mae I Pool 7% 4/15/2032	146	151
Ginnie Mae I Pool 7% 4/15/2032	130	134
Ginnie Mae I Pool 7% 4/15/2032	122	126
Ginnie Mae I Pool 7% 4/15/2032	102	103
Ginnie Mae I Pool 7% 4/15/2032	79	82
Ginnie Mae I Pool 7% 4/15/2032	38	38
Ginnie Mae I Pool 7% 4/20/2032	16,210	16,886
Ginnie Mae I Pool 7% 5/15/2027	3	3
Ginnie Mae I Pool 7% 5/15/2028	732	742
Ginnie Mae I Pool 7% 5/15/2028	458	465
Ginnie Mae I Pool 7% 5/15/2028	305	308
Ginnie Mae I Pool 7% 5/15/2028	76	77
Ginnie Mae I Pool 7% 5/15/2028	66	67
Ginnie Mae I Pool 7% 5/15/2028	8	8
Ginnie Mae I Pool 7% 5/15/2028	7	7
Ginnie Mae I Pool 7% 5/15/2029	195	200
Ginnie Mae I Pool 7% 5/15/2029	117	119
Ginnie Mae I Pool 7% 5/15/2031	301	308
Ginnie Mae I Pool 7% 5/15/2031	193	197
Ginnie Mae I Pool 7% 5/15/2031	151	157
Ginnie Mae I Pool 7% 5/15/2031	84	86
Ginnie Mae I Pool 7% 5/15/2032	6,602	6,860
Ginnie Mae I Pool 7% 5/15/2032	767	795
Ginnie Mae I Pool 7% 5/15/2032	359	371
Ginnie Mae I Pool 7% 5/15/2032	278	286
Ginnie Mae I Pool 7% 5/15/2032	181	185
Ginnie Mae I Pool 7% 5/15/2032	142	146
Ginnie Mae I Pool 7% 5/15/2032	132	137
Ginnie Mae I Pool 7% 5/15/2032	104	108
Ginnie Mae I Pool 7% 6/15/2028	909	923
Ginnie Mae I Pool 7% 6/15/2028	535	543
Ginnie Mae I Pool 7% 6/15/2028	434	440
Ginnie Mae I Pool 7% 6/15/2028	349	354
Ginnie Mae I Pool 7% 6/15/2028	316	320
Ginnie Mae I Pool 7% 6/15/2028	236	239
Ginnie Mae I Pool 7% 6/15/2028	214	216
Ginnie Mae I Pool 7% 6/15/2028	185	188
Ginnie Mae I Pool 7% 6/15/2028	121	123
Ginnie Mae I Pool 7% 6/15/2028	65	67
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	46	47
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2028	10	10
Ginnie Mae I Pool 7% 6/15/2029	39	40
Ginnie Mae I Pool 7% 6/15/2031	1,713	1,774
Ginnie Mae I Pool 7% 6/15/2031	895	925
Ginnie Mae I Pool 7% 6/15/2031	401	415
Ginnie Mae I Pool 7% 6/15/2032	13,432	13,946
Ginnie Mae I Pool 7% 6/15/2032	13,172	13,691
Ginnie Mae I Pool 7% 6/15/2032	8,493	8,827
Ginnie Mae I Pool 7% 6/15/2032	3,517	3,654
Ginnie Mae I Pool 7% 6/15/2032	3,419	3,551
Ginnie Mae I Pool 7% 6/15/2032	3,299	3,409
Ginnie Mae I Pool 7% 6/15/2032	2,151	2,238
Ginnie Mae I Pool 7% 6/15/2032	2,090	2,166
Ginnie Mae I Pool 7% 6/15/2032	1,205	1,253
Ginnie Mae I Pool 7% 6/15/2032	795	823
Ginnie Mae I Pool 7% 6/15/2032	618	639
Ginnie Mae I Pool 7% 6/15/2032	460	477
Ginnie Mae I Pool 7% 6/15/2032	339	350
Ginnie Mae I Pool 7% 6/15/2032	319	330
Ginnie Mae I Pool 7% 6/15/2032	164	169
Ginnie Mae I Pool 7% 6/15/2032	128	133
Ginnie Mae I Pool 7% 6/15/2032	111	115
Ginnie Mae I Pool 7% 6/15/2032	96	100
Ginnie Mae I Pool 7% 6/15/2032	22	22
Ginnie Mae I Pool 7% 7/15/2028	583	593
Ginnie Mae I Pool 7% 7/15/2028	387	394
Ginnie Mae I Pool 7% 7/15/2028	209	212
Ginnie Mae I Pool 7% 7/15/2028	189	192
Ginnie Mae I Pool 7% 7/15/2028	161	164
Ginnie Mae I Pool 7% 7/15/2028	109	110
Ginnie Mae I Pool 7% 7/15/2028	87	88
Ginnie Mae I Pool 7% 7/15/2028	85	87
Ginnie Mae I Pool 7% 7/15/2028	55	55
Ginnie Mae I Pool 7% 7/15/2028	42	42
Ginnie Mae I Pool 7% 7/15/2028	38	38
Ginnie Mae I Pool 7% 7/15/2028	35	35
Ginnie Mae I Pool 7% 7/15/2028	31	31
Ginnie Mae I Pool 7% 7/15/2028	24	24
Ginnie Mae I Pool 7% 7/15/2028	15	15
Ginnie Mae I Pool 7% 7/15/2029	388	396
Ginnie Mae I Pool 7% 7/15/2029	177	181
Ginnie Mae I Pool 7% 7/15/2029	129	132
Ginnie Mae I Pool 7% 7/15/2029	86	88
Ginnie Mae I Pool 7% 7/15/2029	13	14
Ginnie Mae I Pool 7% 7/15/2030	606	619
Ginnie Mae I Pool 7% 7/15/2031	1,700	1,757
Ginnie Mae I Pool 7% 7/15/2031	662	685
Ginnie Mae I Pool 7% 7/15/2031	417	430
Ginnie Mae I Pool 7% 7/15/2031	266	273
Ginnie Mae I Pool 7% 7/15/2031	168	173
Ginnie Mae I Pool 7% 7/15/2032	5,036	5,228
Ginnie Mae I Pool 7% 7/15/2032	4,556	4,706
Ginnie Mae I Pool 7% 7/15/2032	1,111	1,156
Ginnie Mae I Pool 7% 7/15/2032	799	826
Ginnie Mae I Pool 7% 7/15/2032	334	347
Ginnie Mae I Pool 7% 7/15/2032	270	279
Ginnie Mae I Pool 7% 7/15/2032	191	197
Ginnie Mae I Pool 7% 7/15/2032	112	116
Ginnie Mae I Pool 7% 8/15/2028	375	380
Ginnie Mae I Pool 7% 8/15/2029	31	32
Ginnie Mae I Pool 7% 8/15/2029	17	17
Ginnie Mae I Pool 7% 8/15/2031	161	167
Ginnie Mae I Pool 7% 8/15/2031	93	96
Ginnie Mae I Pool 7% 8/15/2031	87	90
Ginnie Mae I Pool 7% 8/15/2032	1,408	1,456
Ginnie Mae I Pool 7% 8/15/2032	657	682
Ginnie Mae I Pool 7% 8/15/2032	258	266
Ginnie Mae I Pool 7% 8/15/2032	79	81
Ginnie Mae I Pool 7% 8/15/2032	40	41
Ginnie Mae I Pool 7% 9/15/2027	11	12
Ginnie Mae I Pool 7% 9/15/2028	821	836
Ginnie Mae I Pool 7% 9/15/2028	671	682
Ginnie Mae I Pool 7% 9/15/2028	405	412
Ginnie Mae I Pool 7% 9/15/2028	175	178
Ginnie Mae I Pool 7% 9/15/2028	147	148
Ginnie Mae I Pool 7% 9/15/2028	128	129
Ginnie Mae I Pool 7% 9/15/2028	101	102
Ginnie Mae I Pool 7% 9/15/2028	61	61
Ginnie Mae I Pool 7% 9/15/2028	26	26
Ginnie Mae I Pool 7% 9/15/2028	21	21
Ginnie Mae I Pool 7% 9/15/2028	19	19
Ginnie Mae I Pool 7% 9/15/2029	19	19
Ginnie Mae I Pool 7% 9/15/2030	1,232	1,272
Ginnie Mae I Pool 7% 9/15/2031	4,674	4,816
Ginnie Mae I Pool 7% 9/15/2031	1,536	1,591
Ginnie Mae I Pool 7% 9/15/2031	636	658
Ginnie Mae I Pool 7% 9/15/2031	537	556
Ginnie Mae I Pool 7% 9/15/2031	394	408
Ginnie Mae I Pool 7% 9/15/2031	211	219
Ginnie Mae I Pool 7% 9/15/2031	158	163
Ginnie Mae I Pool 7% 9/15/2031	43	45
Ginnie Mae I Pool 7.5% 1/15/2028	114	115
Ginnie Mae I Pool 7.5% 1/15/2031	86	90
Ginnie Mae I Pool 7.5% 1/15/2031	27	29
Ginnie Mae I Pool 7.5% 10/15/2027	260	263
Ginnie Mae I Pool 7.5% 10/15/2027	238	242
Ginnie Mae I Pool 7.5% 10/15/2027	23	23
Ginnie Mae I Pool 7.5% 10/15/2027	12	12
Ginnie Mae I Pool 7.5% 12/15/2026	1	1
Ginnie Mae I Pool 7.5% 12/15/2027	115	118
Ginnie Mae I Pool 7.5% 12/15/2027	90	92
Ginnie Mae I Pool 7.5% 12/15/2027	36	36
Ginnie Mae I Pool 7.5% 12/15/2027	10	11
Ginnie Mae I Pool 7.5% 12/15/2028	69	70
Ginnie Mae I Pool 7.5% 2/15/2027	24	25
Ginnie Mae I Pool 7.5% 3/15/2028	90	92
Ginnie Mae I Pool 7.5% 4/15/2027	80	80
Ginnie Mae I Pool 7.5% 4/15/2027	38	38
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	7	7
Ginnie Mae I Pool 7.5% 5/15/2027	48	48
Ginnie Mae I Pool 7.5% 5/15/2027	2	2
Ginnie Mae I Pool 7.5% 6/15/2027	185	187
Ginnie Mae I Pool 7.5% 6/15/2027	41	42
Ginnie Mae I Pool 7.5% 6/15/2027	19	19
Ginnie Mae I Pool 7.5% 7/15/2027	238	241
Ginnie Mae I Pool 7.5% 7/15/2027	108	109
Ginnie Mae I Pool 7.5% 7/15/2027	105	105
Ginnie Mae I Pool 7.5% 7/15/2027	87	88
Ginnie Mae I Pool 7.5% 7/15/2027	34	34
Ginnie Mae I Pool 7.5% 7/15/2027	11	11
Ginnie Mae I Pool 7.5% 7/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2028	471	482
Ginnie Mae I Pool 7.5% 7/15/2029	799	828
Ginnie Mae I Pool 7.5% 7/15/2029	78	80
Ginnie Mae I Pool 7.5% 8/15/2027	134	136
Ginnie Mae I Pool 7.5% 8/15/2027	47	48
Ginnie Mae I Pool 7.5% 8/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2027	16	16
Ginnie Mae I Pool 7.5% 8/15/2027	11	11
Ginnie Mae I Pool 7.5% 8/15/2028	241	247
Ginnie Mae I Pool 7.5% 8/15/2028	39	40
Ginnie Mae I Pool 7.5% 9/15/2027	281	286
Ginnie Mae I Pool 7.5% 9/15/2027	25	26
Ginnie Mae I Pool 7.5% 9/15/2027	15	15
Ginnie Mae I Pool 7.5% 9/15/2027	4	4
Ginnie Mae I Pool 7.5% 9/15/2028	285	292
Ginnie Mae I Pool 7.5% 9/15/2028	49	50
Ginnie Mae I Pool 7.5% 9/15/2031	717	746
Ginnie Mae I Pool 8% 1/15/2028	169	172
Ginnie Mae I Pool 8% 11/15/2027	34	34
Ginnie Mae I Pool 8% 12/15/2027	168	170
Ginnie Mae I Pool 8% 12/15/2027	58	59
Ginnie Mae I Pool 8% 12/15/2027	47	47
Ginnie Mae I Pool 8% 7/15/2027	54	55
Ginnie Mae I Pool 8% 8/15/2027	19	19
Ginnie Mae I Pool 8% 8/15/2027	15	15
Ginnie Mae I Pool 8.5% 1/15/2031	825	858
Ginnie Mae I Pool 8.5% 10/15/2028	113	114
Ginnie Mae I Pool 8.5% 11/15/2027	60	61
Ginnie Mae I Pool 8.5% 11/15/2027	16	16
Ginnie Mae I Pool 8.5% 12/15/2029	47	48
Ginnie Mae I Pool 8.5% 7/15/2030	68	70
Ginnie Mae I Pool 8.5% 8/15/2029	55	57
Ginnie Mae II Pool 2% 1/20/2051	234,982,248	195,968,404
Ginnie Mae II Pool 2% 1/20/2052	27,469,746	22,908,974
Ginnie Mae II Pool 2% 1/20/2054	363,666	303,287
Ginnie Mae II Pool 2% 1/20/2054	298,382	249,075
Ginnie Mae II Pool 2% 10/20/2050	140,832,989	117,512,257
Ginnie Mae II Pool 2% 10/20/2051	497,869	415,053
Ginnie Mae II Pool 2% 11/20/2050	44,180,050	36,872,498
Ginnie Mae II Pool 2% 11/20/2051	3,926,347	3,273,233
Ginnie Mae II Pool 2% 11/20/2053	1,082,965	903,161
Ginnie Mae II Pool 2% 12/1/2055 (e)	237,000,000	197,487,644
Ginnie Mae II Pool 2% 12/20/2050	60,203,643	50,203,396
Ginnie Mae II Pool 2% 12/20/2051	1,694,567	1,413,220
Ginnie Mae II Pool 2% 2/20/2051	10,027,934	8,360,265
Ginnie Mae II Pool 2% 2/20/2052	195,905,586	163,379,597
Ginnie Mae II Pool 2% 3/20/2051	2,965,979	2,473,541
Ginnie Mae II Pool 2% 3/20/2052	105,698,278	88,149,309
Ginnie Mae II Pool 2% 4/20/2051	3,968,434	3,308,319
Ginnie Mae II Pool 2% 4/20/2052	99,018,939	82,578,933
Ginnie Mae II Pool 2% 5/20/2051	107,210	89,376
Ginnie Mae II Pool 2% 6/20/2051	456,364	380,452
Ginnie Mae II Pool 2% 6/20/2054	392,530	327,174
Ginnie Mae II Pool 2% 7/20/2051	2,456,354	2,047,761
Ginnie Mae II Pool 2% 7/20/2053	1,209,431	1,009,576
Ginnie Mae II Pool 2% 7/20/2054	751,251	626,169
Ginnie Mae II Pool 2% 8/20/2051	955,490	796,553
Ginnie Mae II Pool 2% 8/20/2053	530,309	442,014
Ginnie Mae II Pool 2% 9/20/2050	75,863,014	63,386,097
Ginnie Mae II Pool 2% 9/20/2051	686,821	572,574
Ginnie Mae II Pool 2.5% 1/20/2052	8,702,080	7,558,382
Ginnie Mae II Pool 2.5% 11/20/2047	43,828	38,567
Ginnie Mae II Pool 2.5% 12/1/2055 (e)	225,725,000	195,922,257
Ginnie Mae II Pool 2.5% 12/20/2051	28,141,387	24,442,818
Ginnie Mae II Pool 2.5% 2/20/2052	1,568,161	1,362,183
Ginnie Mae II Pool 2.5% 3/20/2052	40,583,213	35,252,608
Ginnie Mae II Pool 2.5% 4/20/2052	249,178	216,488
Ginnie Mae II Pool 2.5% 5/20/2052	69,951,853	60,774,604
Ginnie Mae II Pool 2.5% 6/20/2051	14,005,058	12,162,211
Ginnie Mae II Pool 2.5% 7/20/2051	43,072,550	37,404,874
Ginnie Mae II Pool 2.5% 8/20/2051	141,924,973	123,249,861
Ginnie Mae II Pool 3% 1/20/2032	4,387,686	4,293,677
Ginnie Mae II Pool 3% 1/20/2043	1,076,074	1,001,193
Ginnie Mae II Pool 3% 10/20/2031	1,424,644	1,394,785
Ginnie Mae II Pool 3% 10/20/2043	82,492	76,552
Ginnie Mae II Pool 3% 11/20/2031	1,543,755	1,510,674
Ginnie Mae II Pool 3% 12/1/2055 (e)	24,200,000	21,834,828
Ginnie Mae II Pool 3% 12/20/2031	2,312,796	2,263,784
Ginnie Mae II Pool 3% 12/20/2042	89,712	83,467
Ginnie Mae II Pool 3% 12/20/2046	18,635,111	17,059,741
Ginnie Mae II Pool 3% 2/20/2031	185,074	181,555
Ginnie Mae II Pool 3% 3/20/2031	371,569	364,411
Ginnie Mae II Pool 3% 3/20/2050	11,330,459	10,255,763
Ginnie Mae II Pool 3% 4/20/2031	1,386,768	1,360,051
Ginnie Mae II Pool 3% 4/20/2052	170,717,322	154,124,623
Ginnie Mae II Pool 3% 5/20/2031	2,980,412	2,922,252
Ginnie Mae II Pool 3% 5/20/2052	191,626,469	173,001,526
Ginnie Mae II Pool 3% 7/20/2031	39,343	38,547
Ginnie Mae II Pool 3% 8/20/2031	456,085	446,743
Ginnie Mae II Pool 3% 8/20/2042	12,474	11,617
Ginnie Mae II Pool 3% 9/20/2031	184,536	180,712
Ginnie Mae II Pool 3% 9/20/2043	3,691	3,424
Ginnie Mae II Pool 3.5% 1/20/2044	39,449	37,444
Ginnie Mae II Pool 3.5% 10/20/2043	42,467	40,342
Ginnie Mae II Pool 3.5% 10/20/2045	2,118,039	2,000,397
Ginnie Mae II Pool 3.5% 11/20/2041	285,143	272,199
Ginnie Mae II Pool 3.5% 11/20/2045	56,717	53,557
Ginnie Mae II Pool 3.5% 12/20/2040	223,983	214,331
Ginnie Mae II Pool 3.5% 12/20/2041	296,172	282,730
Ginnie Mae II Pool 3.5% 12/20/2043	43,572	41,365
Ginnie Mae II Pool 3.5% 12/20/2045	1,176,161	1,110,427
Ginnie Mae II Pool 3.5% 12/20/2047	20,907	19,597
Ginnie Mae II Pool 3.5% 2/20/2043	199,762	190,118
Ginnie Mae II Pool 3.5% 2/20/2044	2,371	2,250
Ginnie Mae II Pool 3.5% 2/20/2046	729,323	686,368
Ginnie Mae II Pool 3.5% 3/20/2043	7,095	6,751
Ginnie Mae II Pool 3.5% 3/20/2044	16,475	15,631
Ginnie Mae II Pool 3.5% 3/20/2045	121,792	115,208
Ginnie Mae II Pool 3.5% 3/20/2046	11,928	11,225
Ginnie Mae II Pool 3.5% 4/20/2043	129,622	123,314
Ginnie Mae II Pool 3.5% 4/20/2045	116,777	110,443
Ginnie Mae II Pool 3.5% 5/20/2043	3,270,985	3,097,612
Ginnie Mae II Pool 3.5% 5/20/2045	8,351	7,895
Ginnie Mae II Pool 3.5% 5/20/2046	45,674	42,612
Ginnie Mae II Pool 3.5% 5/20/2046	11,597	10,820
Ginnie Mae II Pool 3.5% 6/20/2043	301,388	286,598
Ginnie Mae II Pool 3.5% 7/20/2045	204,928	193,665
Ginnie Mae II Pool 3.5% 7/20/2047	9,975	9,366
Ginnie Mae II Pool 3.5% 7/20/2049	35,416,688	33,009,809
Ginnie Mae II Pool 3.5% 8/20/2043	27,620	26,252
Ginnie Mae II Pool 3.5% 8/20/2045	84,317	79,666
Ginnie Mae II Pool 3.5% 8/20/2047	3,029,389	2,841,502
Ginnie Mae II Pool 3.5% 9/20/2040	113,416	108,446
Ginnie Mae II Pool 3.5% 9/20/2043	1,267,366	1,204,025
Ginnie Mae II Pool 3.5% 9/20/2045	34,200	32,313
Ginnie Mae II Pool 3.5% 9/20/2046	1,366,349	1,285,876
Ginnie Mae II Pool 4% 1/20/2041	492,078	481,935
Ginnie Mae II Pool 4% 1/20/2042	54,777	53,573
Ginnie Mae II Pool 4% 1/20/2045	1,102,975	1,073,358
Ginnie Mae II Pool 4% 1/20/2046	24,515	23,807
Ginnie Mae II Pool 4% 10/20/2040	229,607	224,913
Ginnie Mae II Pool 4% 10/20/2041	1,041,401	1,018,893
Ginnie Mae II Pool 4% 10/20/2044	625,707	608,979
Ginnie Mae II Pool 4% 10/20/2045	3,868	3,758
Ginnie Mae II Pool 4% 10/20/2055	865,793	821,530
Ginnie Mae II Pool 4% 11/20/2040	768,240	752,390
Ginnie Mae II Pool 4% 11/20/2041	32,478	31,769
Ginnie Mae II Pool 4% 11/20/2042	5,747,226	5,614,087
Ginnie Mae II Pool 4% 11/20/2044	1,352,448	1,316,128
Ginnie Mae II Pool 4% 12/20/2044	36,530	35,549
Ginnie Mae II Pool 4% 12/20/2045	31,728	30,823
Ginnie Mae II Pool 4% 2/20/2041	24,403	23,897
Ginnie Mae II Pool 4% 2/20/2045	1,157,262	1,126,324
Ginnie Mae II Pool 4% 3/20/2041	68,990	67,560
Ginnie Mae II Pool 4% 3/20/2047	2,290,532	2,224,072
Ginnie Mae II Pool 4% 4/20/2042	197,978	193,548
Ginnie Mae II Pool 4% 4/20/2047	17,152,283	16,633,167
Ginnie Mae II Pool 4% 5/20/2046	824,514	801,879
Ginnie Mae II Pool 4% 6/20/2042	2,852	2,787
Ginnie Mae II Pool 4% 6/20/2045	1,467,759	1,427,094
Ginnie Mae II Pool 4% 6/20/2055	31,893	30,262
Ginnie Mae II Pool 4% 7/20/2033	978	967
Ginnie Mae II Pool 4% 7/20/2044	80,627	78,510
Ginnie Mae II Pool 4% 7/20/2045	6,198,110	6,024,240
Ginnie Mae II Pool 4% 8/20/2041	8,216	8,039
Ginnie Mae II Pool 4% 8/20/2043	115,557	112,732
Ginnie Mae II Pool 4% 8/20/2044	87,326	85,023
Ginnie Mae II Pool 4% 8/20/2045	1,710,134	1,661,770
Ginnie Mae II Pool 4% 8/20/2048	2,805,234	2,710,690
Ginnie Mae II Pool 4% 9/20/2040	310,282	303,929
Ginnie Mae II Pool 4% 9/20/2045	3,667	3,563
Ginnie Mae II Pool 4.5% 1/20/2041	67,679	67,889
Ginnie Mae II Pool 4.5% 1/20/2045	20,825	20,859
Ginnie Mae II Pool 4.5% 1/20/2055	4,047,143	3,961,545
Ginnie Mae II Pool 4.5% 10/20/2039	10,214	10,079
Ginnie Mae II Pool 4.5% 10/20/2040	143,933	142,000
Ginnie Mae II Pool 4.5% 10/20/2040	14,449	14,494
Ginnie Mae II Pool 4.5% 10/20/2044	17,887	17,915
Ginnie Mae II Pool 4.5% 11/20/2039	23,013	23,089
Ginnie Mae II Pool 4.5% 11/20/2040	60,424	59,567
Ginnie Mae II Pool 4.5% 11/20/2040	36,511	36,626
Ginnie Mae II Pool 4.5% 11/20/2041	8,748	8,774
Ginnie Mae II Pool 4.5% 11/20/2054	177,600,497	174,024,582
Ginnie Mae II Pool 4.5% 12/20/2039	56,995	56,248
Ginnie Mae II Pool 4.5% 12/20/2040	28,836	28,428
Ginnie Mae II Pool 4.5% 2/20/2041	260,605	261,410
Ginnie Mae II Pool 4.5% 2/20/2041	2,482	2,447
Ginnie Mae II Pool 4.5% 2/20/2042	11,629	11,663
Ginnie Mae II Pool 4.5% 2/20/2055	6,826,912	6,682,521
Ginnie Mae II Pool 4.5% 3/20/2036	5,030	5,049
Ginnie Mae II Pool 4.5% 3/20/2041	17,642	17,696
Ginnie Mae II Pool 4.5% 3/20/2046	51,449	51,537
Ginnie Mae II Pool 4.5% 4/20/2035	105,437	105,834
Ginnie Mae II Pool 4.5% 4/20/2040	27,038	26,667
Ginnie Mae II Pool 4.5% 4/20/2041	147,164	147,616
Ginnie Mae II Pool 4.5% 5/20/2040	18,674	18,735
Ginnie Mae II Pool 4.5% 5/20/2041	746,919	749,210
Ginnie Mae II Pool 4.5% 5/20/2042	152,893	153,359
Ginnie Mae II Pool 4.5% 5/20/2043	4,451	4,465
Ginnie Mae II Pool 4.5% 5/20/2046	28,589	28,637
Ginnie Mae II Pool 4.5% 6/20/2033	3,681	3,692
Ginnie Mae II Pool 4.5% 6/20/2039	11,257	11,113
Ginnie Mae II Pool 4.5% 6/20/2040	26,244	25,903
Ginnie Mae II Pool 4.5% 6/20/2041	487,040	488,507
Ginnie Mae II Pool 4.5% 6/20/2043	9,105	9,134
Ginnie Mae II Pool 4.5% 6/20/2044	18,421	18,467
Ginnie Mae II Pool 4.5% 7/20/2039	2,283	2,269
Ginnie Mae II Pool 4.5% 7/20/2040	28,851	28,943
Ginnie Mae II Pool 4.5% 7/20/2040	2,308	2,278
Ginnie Mae II Pool 4.5% 8/20/2040	3,216	3,226
Ginnie Mae II Pool 4.5% 9/20/2039	42,816	42,959
Ginnie Mae II Pool 4.5% 9/20/2040	159,260	159,762
Ginnie Mae II Pool 4.5% 9/20/2046	7,585	7,605
Ginnie Mae II Pool 5% 1/1/2056 (e)	111,125,000	110,881,914
Ginnie Mae II Pool 5% 1/20/2054	787,270	789,821
Ginnie Mae II Pool 5% 1/20/2055	91,312,894	91,323,450
Ginnie Mae II Pool 5% 11/20/2054	76,435,178	76,467,900
Ginnie Mae II Pool 5% 12/1/2055 (e)	222,250,000	222,006,903
Ginnie Mae II Pool 5% 12/20/2054	13,713,362	13,714,947
Ginnie Mae II Pool 5% 12/20/2054	4,135,417	4,147,526
Ginnie Mae II Pool 5% 2/20/2054	46,896	47,048
Ginnie Mae II Pool 5% 6/20/2048	2,540,962	2,591,281
Ginnie Mae II Pool 5% 9/20/2033	106,900	108,546
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	450,575,000	454,746,333
Ginnie Mae II Pool 5.5% 1/20/2055	3,356,929	3,444,342
Ginnie Mae II Pool 5.5% 1/20/2055	294,327	297,508
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	603,875,000	610,008,075
Ginnie Mae II Pool 5.5% 12/20/2054	12,029,896	12,163,642
Ginnie Mae II Pool 5.5% 12/20/2054	4,020,886	4,133,128
Ginnie Mae II Pool 5.5% 2/20/2055	944,846	954,687
Ginnie Mae II Pool 5.5% 6/20/2055	2,902,570	2,934,160
Ginnie Mae II Pool 5.5% 7/20/2055	6,078,560	6,146,615
Ginnie Mae II Pool 5.5% 8/20/2054	13,347,702	13,495,057
Ginnie Mae II Pool 6% 1/1/2056 (e)	490,250,000	499,729,425
Ginnie Mae II Pool 6% 11/20/2031	2,974	3,070
Ginnie Mae II Pool 6% 12/1/2055 (e)	1,116,950,000	1,138,154,626
Ginnie Mae II Pool 6% 12/20/2054	47,265,010	48,165,924
Ginnie Mae II Pool 6% 2/1/2056 (e)	301,725,000	307,346,982
Ginnie Mae II Pool 6% 5/20/2032	13,779	14,267
Ginnie Mae II Pool 6% 5/20/2055	10,563,667	10,771,622
Ginnie Mae II Pool 6.5% 1/20/2032	127	132
Ginnie Mae II Pool 6.5% 11/20/2031	517	538
Ginnie Mae II Pool 6.5% 3/20/2031	653	677
Ginnie Mae II Pool 6.5% 4/20/2031	79	82
Ginnie Mae II Pool 6.5% 5/20/2055	72,607,613	74,852,887
Ginnie Mae II Pool 6.5% 6/20/2031	75	77
Ginnie Mae II Pool 6.5% 7/20/2031	96	100
Ginnie Mae II Pool 6.5% 8/20/2031	91	94
Ginnie Mae II Pool 7% 2/20/2032	4,968	5,181
Ginnie Mae II Pool 7% 3/20/2032	2,457	2,565
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	658,500,000	536,291,685
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	1,362,725,000	1,109,343,320
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	82,850,000	70,532,533
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	165,700,000	141,026,243
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	61,075,000	54,247,004
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (e)	9,000,000	8,322,890
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	18,000,000	16,650,000
Uniform Mortgage Backed Securities 4% 1/1/2056 (e)	1,700,000	1,618,984
Uniform Mortgage Backed Securities 4% 12/1/2055 (e)	3,400,000	3,239,031
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	313,125,000	306,287,634
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	547,100,000	535,602,365
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	226,875,000	229,498,242
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	102,175,000	101,983,422
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (e)	201,175,000	203,556,087
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (e)	294,650,000	298,379,149
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	884,200,000	905,234,322
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	1,408,975,000	1,442,768,421
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	320,100,000	331,741,141
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	638,900,000	661,810,571
TOTAL UNITED STATES		21,806,215,266
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,949,768,471)		21,806,215,266

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (n) (Cost $602,717,747)	62,910,327	616,521,203

U.S. Treasury Obligations - 14.0%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 2/15/2041	3.79	7,454,500	5,311,622
US Treasury Bonds 2% 11/15/2041	3.83	19,304,500	13,746,161
US Treasury Bonds 2.25% 2/15/2052	2.99 to 3.67	70,500,000	44,175,410
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	560,250
US Treasury Bonds 2.375% 5/15/2051	2.35 to 2.40	488,726,000	317,900,990
US Treasury Bonds 2.875% 5/15/2052	2.96 to 3.67	409,400,000	295,055,857
US Treasury Bonds 3.625% 2/15/2053	3.73 to 3.90	244,816,000	204,239,660
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,749,973
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	177,678,000	158,626,199
US Treasury Bonds 4.125% 8/15/2044	4.70	1,300,000	1,218,801
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.10	424,900,000	387,472,285
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.79	166,600,000	155,139,743
US Treasury Bonds 4.25% 8/15/2054	4.51 to 4.64	152,050,000	141,602,502
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	348,980
US Treasury Bonds 4.5% 11/15/2054	4.56 to 4.82	75,198,700	73,036,737
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,939,439
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	191,130,000	191,204,659
US Treasury Bonds 4.625% 11/15/2045	4.61	2,242,000	2,240,248
US Treasury Bonds 4.625% 11/15/2055	4.67	26,800,000	26,607,375
US Treasury Bonds 4.625% 2/15/2055 (v)	4.78 to 4.95	155,995,900	154,716,047
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.72	1,535,000	1,539,317
US Treasury Bonds 4.625% 5/15/2054	4.55 to 4.65	54,200,000	53,729,984
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	121,218,750
US Treasury Bonds 4.75% 5/15/2055	4.91 to 5.00	104,793,100	106,053,892
US Treasury Bonds 4.75% 8/15/2055	4.69 to 4.98	401,040,000	406,053,001
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.87	20,028,000	20,653,875
US Treasury Bonds 5% 5/15/2045	4.89	18,650,000	19,550,445
US Treasury Bonds 6.25% 5/15/2030 (t)	4.41 to 4.46	5,440,000	6,033,938
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	73,122,893	71,411,874
US Treasury Notes 2.75% 8/15/2032	3.61 to 4.16	125,847,100	118,271,695
US Treasury Notes 3.375% 11/30/2027	3.49	43,319,500	43,221,354
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.97	221,200,000	214,702,250
US Treasury Notes 3.375% 9/15/2027	3.48	5,630,000	5,615,265
US Treasury Notes 3.5% 1/31/2030	3.85 to 4.12	71,800,000	71,612,086
US Treasury Notes 3.5% 11/15/2028	3.49	61,127,200	61,141,527
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.34	260,524,000	255,405,110
US Treasury Notes 3.5% 4/30/2030	3.75	143,600,000	143,140,032
US Treasury Notes 3.625% 3/31/2030	3.46 to 3.75	77,300,000	77,444,938
US Treasury Notes 3.625% 8/15/2028	3.55 to 3.60	153,949,000	154,478,200
US Treasury Notes 3.625% 8/31/2027	3.59	17,610,900	17,639,105
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.74	164,793,000	164,960,367
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.49	385,800,000	384,443,674
US Treasury Notes 3.75% 4/15/2028	3.69	60,280,000	60,626,139
US Treasury Notes 3.75% 5/31/2030	3.93 to 4.00	210,000,000	211,427,345
US Treasury Notes 3.75% 8/15/2027	3.89	2,290,000	2,298,140
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	51,900,000	52,080,433
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	117,825,400	118,824,154
US Treasury Notes 3.875% 4/30/2030	3.87 to 4.00	27,500,000	27,829,785
US Treasury Notes 3.875% 6/30/2030	3.93 to 3.98	224,000,000	226,703,749
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.90	104,833,500	105,030,063
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	1,052,750,000	1,048,599,744
US Treasury Notes 3.875% 9/30/2032	3.78 to 3.93	117,259,900	117,901,165
US Treasury Notes 4% 1/31/2029	3.87	4,350,000	4,412,531
US Treasury Notes 4% 2/15/2034	4.19 to 4.67	39,379,200	39,689,926
US Treasury Notes 4% 2/28/2030	3.51 to 3.52	215,900,000	219,501,145
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	204,580,000	207,584,769
US Treasury Notes 4% 6/30/2032	4.12 to 4.17	82,300,000	83,460,558
US Treasury Notes 4% 7/31/2032	4.01 to 4.15	359,120,000	364,015,815
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,124,664
US Treasury Notes 4.125% 11/15/2032 (s)	3.86	44,733,000	45,653,871
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,342,430
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	112,462,109
US Treasury Notes 4.125% 3/31/2032	3.88	85,700,000	87,564,644
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.23	338,481,000	345,779,090
US Treasury Notes 4.125% 7/31/2031 (s)	3.75 to 4.03	653,225,000	668,144,398
US Treasury Notes 4.125% 8/31/2030	3.72 to 4.64	178,534,000	182,564,962
US Treasury Notes 4.25% 1/15/2028	3.99 to 4.40	43,000,500	43,650,547
US Treasury Notes 4.25% 1/31/2030	3.71 to 4.48	49,495,300	50,788,751
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.63	535,086,000	547,083,634
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,351,121
US Treasury Notes 4.25% 2/28/2031	3.64 to 4.69	76,182,300	78,405,276
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.48	170,412,200	173,926,952
US Treasury Notes 4.25% 6/30/2031	4.45	2,500,000	2,573,340
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.28	331,231,300	337,648,906
US Treasury Notes 4.375% 1/31/2032	4.56	75,950,000	78,652,752
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,442,711
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	109,003,115
US Treasury Notes 4.5% 11/15/2033	3.92 to 4.45	573,600,000	598,627,780
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	111,026,250
US Treasury Notes 4.5% 5/31/2029	4.37	190,000	196,019
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	272,085,400	285,849,003
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	4,210,000	4,357,679
US Treasury Notes 4.625% 5/31/2031	3.59 to 4.50	68,208,500	71,467,055
US Treasury Notes 4.625% 9/30/2028	4.70 to 4.95	85,074,500	87,659,967
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	156,000,000	162,983,437
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	97,300,000	98,835,516
US Treasury Notes 4.875% 10/31/2030	4.48 to 4.91	205,200,000	216,774,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,224,021,863)			12,094,139,620

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	4.02	1,167,102,451	1,167,335,872
Fidelity Investments Money Market Government Portfolio - Institutional Class (n)(y)	3.90	299,371,780	299,371,780
TOTAL MONEY MARKET FUNDS (Cost $1,466,707,613)			1,466,707,652

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/1/2029	67,400,000	2,364,699
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	10,100,000	319,307
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	67,800,000	2,198,989
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	13,900,000	439,117
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,330,000	112,672
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	108,700,000	3,339,501
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	68,910,000	2,062,291
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	11,680,000	348,420
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	81,400,000	2,492,092
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	7,980,000	255,472
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	10,870,000	328,896
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	71,330,000	2,227,170
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	35,000,000	432,307
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	64,790,000	966,278
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	87,870,000	1,504,569
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	21,280,000	379,117
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	79,420,000	2,780,018
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	90,100,000	3,156,572
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	88,000,000	2,478,839
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	37,810,000	1,323,417
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	61,280,000	2,107,601
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.953% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/1/2030	9,000,000	302,938
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	51,100,000	323,605
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	88,530,000	3,130,424
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	12,340,000	229,586

TOTAL PUT SWAPTIONS			35,603,897
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/1/2029	67,400,000	1,753,553
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	10,100,000	319,665
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	67,800,000	2,085,975
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	13,900,000	443,690
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,330,000	468,933
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	108,700,000	3,991,541
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	68,910,000	2,610,057
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	11,680,000	443,564
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	81,400,000	2,989,889
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	7,980,000	278,906
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	10,870,000	408,945
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	71,330,000	2,594,647
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	35,000,000	1,182,266
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	64,790,000	1,997,270
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	87,870,000	2,595,073
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	21,280,000	642,068
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	79,420,000	2,527,282
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	90,100,000	2,860,817
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	88,000,000	1,793,246
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	37,810,000	1,199,305
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	61,280,000	1,986,221
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.953% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/1/2030	9,000,000	306,017
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	51,100,000	476,862
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	88,530,000	2,850,916
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	12,340,000	187,651

TOTAL CALL SWAPTIONS			38,994,359
TOTAL PURCHASED SWAPTIONS (Cost $85,991,693)			74,598,256

TOTAL INVESTMENT IN SECURITIES - 112.6% (Cost $98,918,057,130)	97,362,602,061
NET OTHER ASSETS (LIABILITIES) - (12.6)%	(10,852,634,186)
NET ASSETS - 100.0%	86,509,967,875

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(222,250,000)	(222,006,903)
Ginnie Mae II Pool 5.5% 12/1/2055	(603,875,000)	(610,008,075)
Ginnie Mae II Pool 6% 1/1/2056	(185,100,000)	(188,679,075)
Ginnie Mae II Pool 6% 12/1/2055	(1,116,950,000)	(1,138,154,626)
Uniform Mortgage Backed Securities 2% 12/1/2055	(1,216,400,000)	(990,225,625)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(165,700,000)	(141,026,243)
Uniform Mortgage Backed Securities 3% 12/1/2055	(2,900,000)	(2,575,789)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(18,000,000)	(16,650,000)
Uniform Mortgage Backed Securities 4% 12/1/2055	(3,400,000)	(3,239,031)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(16,800,000)	(16,433,157)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(547,100,000)	(535,602,365)
Uniform Mortgage Backed Securities 5% 12/1/2040	(9,700,000)	(9,812,156)
Uniform Mortgage Backed Securities 5% 12/1/2055	(50,950,000)	(50,854,469)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(276,175,000)	(279,670,326)
Uniform Mortgage Backed Securities 6% 12/1/2055	(1,329,250,000)	(1,361,131,264)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(638,900,000)	(661,810,571)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(6,227,879,675)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,217,426,743)		(6,227,879,675)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	19	12/15/2025	1,391,162	(21,117)	(21,117)
CBOT 10Y US Treasury Notes Contracts (United States)	259	3/20/2026	29,356,031	134,778	134,778
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	701	3/20/2026	81,469,344	554,179	554,179
CBOT 2Y US Treasury Notes Contracts (United States)	12,066	3/31/2026	2,520,002,953	1,107,091	1,107,091
CBOT 5Y US Treasury Notes Contracts (United States)	574	3/31/2026	63,000,984	165,003	165,003
CBOT US Treasury Long Bond Contracts (United States)	1,204	3/20/2026	141,432,375	913,227	913,227
CBOT US Treasury Ultra Bond Contracts (United States)	10	3/20/2026	1,210,313	11,933	11,933
Eurex Euro-Bund Contracts (Germany)	7	12/8/2025	1,046,821	400	400
TMX 10Y Canadian Bond Contracts (Canada)	54	3/20/2026	4,752,556	19,418	19,418

TOTAL PURCHASED					2,884,912

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	2,381	3/20/2026	269,871,469	(1,168,050)	(1,168,050)
CBOT 5Y US Treasury Notes Contracts (United States)	2,151	3/31/2026	236,089,055	(626,957)	(626,957)
CBOT US Treasury Ultra Bond Contracts (United States)	24	3/20/2026	2,904,750	(7,126)	(7,126)
ICE Long GILT Futures (United Kingdom)	28	3/27/2026	3,394,284	(28,871)	(28,871)

TOTAL SOLD					(1,831,004)

TOTAL FUTURES CONTRACTS					1,053,908
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	6,505,000	USD	7,555,042	BNP Paribas SA	12/11/2025	(3,069)
EUR	571,000	USD	662,905	BNP Paribas SA	12/11/2025	(3)
EUR	1,003,000	USD	1,155,187	BNP Paribas SA	12/11/2025	9,244
USD	1,378,370	AUD	2,120,000	JPMorgan Chase Bank NA	12/11/2025	(10,661)
USD	827,541	AUD	1,281,000	JPMorgan Chase Bank NA	12/11/2025	(11,774)
USD	6,276,567	CAD	8,823,000	JPMorgan Chase Bank NA	12/11/2025	(40,260)
USD	165,208,747	EUR	143,478,000	BNP Paribas SA	12/11/2025	(1,361,885)
USD	1,698,516	GBP	1,292,000	JPMorgan Chase Bank NA	12/11/2025	(11,710)
USD	43,674,501	GBP	33,470,000	JPMorgan Chase Bank NA	12/11/2025	(629,873)
USD	7,003,848	JPY	1,090,650,000	BNP Paribas SA	12/11/2025	14,280
USD	2,628,615	JPY	404,050,000	Goldman Sachs Bank USA	12/11/2025	39,210
USD	6,396,791	JPY	999,100,000	JPMorgan Chase Bank NA	12/11/2025	(6,067)
USD	1,056,708	JPY	161,550,000	JPMorgan Chase Bank NA	12/11/2025	21,395

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,991,173)
Unrealized Appreciation						84,129
Unrealized Depreciation						(2,075,302)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,700,000	(41,603)	30,519	(11,084)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,800,000	(13,814)	3,962	(9,852)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	42,450	(42,592)	(142)
BMW Finance NV 0.75% 7/13/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,550,000	(106,816)	86,548	(20,268)
Generali 4.125% 5/4/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,150,000	(13,546)	5,918	(7,628)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	30,631	(29,206)	1,425
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		2,500,000	382,882	(370,170)	12,712
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,800,000	275,675	(285,122)	(9,447)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	227,668	(95,112)	132,556
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	189,723	(75,441)	114,282
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	237,154	(94,301)	142,853
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	9,486	(3,880)	5,606
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	66,403	(26,761)	39,642
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	265,613	(107,046)	158,567
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	37,945	(14,367)	23,578
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	189,723	(97,881)	91,842
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	313,044	(347,933)	(34,889)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,300,000	407,905	(316,634)	91,271
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	313,044	(235,461)	77,583
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		1,700,000	161,265	(138,982)	22,283
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,750,000	2,847	(20,960)	(18,113)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(84,083)	(295,109)	(379,192)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(30,162)	(87,761)	(117,923)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(12,277)	(24,151)	(36,428)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(78,165)	(114,357)	(192,522)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(71,011)	(167,343)	(238,354)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,370,000	237,694	(333,928)	(96,234)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		280,000	48,580	(70,948)	(22,368)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,080,000	187,379	(297,544)	(110,165)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		230,000	39,905	(64,012)	(24,107)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,430,000	248,104	(415,320)	(167,216)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		10,000	1,735	(2,754)	(1,019)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		240,000	41,640	(66,090)	(24,450)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,146,000	198,830	(273,033)	(74,203)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	38,170	(52,674)	(14,504)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		876,000	151,985	(196,931)	(44,946)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	100,630	(143,109)	(42,479)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	190,849	(291,417)	(100,568)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	32,965	(43,303)	(10,338)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	86,750	(110,896)	(24,146)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		700,000	121,450	(113,658)	7,792
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	17,350	(15,880)	1,470
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	242,899	(238,881)	4,018
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,800,000	(9,448)	8,489	(959)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,400,000	(1,350)	1,348	(2)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,300,000	(6,355)	(20,810)	(27,165)
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		28,000,000	(15,747)	4,776	(10,971)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	50,121	(19,721)	30,400
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		600,000	100,243	(42,227)	58,016
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		2,800,000	467,800	(412,147)	55,653
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,150,000	192,132	(167,143)	24,989
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	350,850	(299,334)	51,516
Societe Generale SA 5.25% 9/6/2032		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	7,167	(22,828)	(15,661)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	2,100,000	(11,502)	576	(10,926)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,000	7	(9)	(2)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		8,098,309	57,722	(76,411)	(18,689)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		14,996,869	106,892	(131,980)	(25,088)
UniCredit SpA 5.375% 4/16/2034		12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,900,000	(4,163)	(11,908)	(16,071)
Deutsche Bank AG 5.625% 5/19/2031		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	16,467	(27,857)	(11,390)
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	2,130,000	(536,058)	497,791	(38,267)

TOTAL BUY PROTECTION								5,453,674	(6,313,396)	(859,722)
Sell Protection
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly		2,800,000	(396,200)	357,723	(38,477)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,400,000	(73,173)	117,193	44,020
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		23,400,000	(317,084)	565,529	248,445
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(17,616)	31,396	13,780
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(9,485)	14,073	4,588
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,000,000	(81,304)	122,016	40,712
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,200,000	(151,767)	187,569	35,802
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(6,775)	7,908	1,133
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(9,485)	10,860	1,375
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,050,000	(95,532)	109,377	13,845
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,355)	1,324	(31)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,300,000	(302,178)	344,309	42,131
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,500,000	(115,180)	156,707	41,527
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,400,000	(18,971)	25,078	6,107
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		11,300,000	(153,122)	275,209	122,087
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		9,800,000	(132,796)	263,346	130,550
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(40,652)	90,808	50,156
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(39,297)	49,239	9,942
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,200,000	(111,115)	139,329	28,214
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		50,000,000	(677,530)	677,166	(364)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		7,300,000	(94,292)	94,596	304
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly		5,648,821	(8,576)	145,271	136,695
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly		10,417,826	(15,816)	100,404	84,588
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly		7,448,446	(11,308)	98,366	87,058
CMBX AAA Series 12 Index	NR	8/17/2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	11,334	8,355	19,689
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	130,628	649,619	780,247
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	145,069	741,929	886,998
CMBX AAA Series 16 Index	NR	4/17/2065	Goldman Sachs & Co LLC	0.5%	Monthly		1,000	(7)	12	5

TOTAL SELL PROTECTION								(2,593,585)	5,384,711	2,791,126
TOTAL CREDIT DEFAULT SWAPS								2,860,089	(928,685)	1,931,404

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	1,388,232,000	2,829,198	0	2,829,198
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	1,335,041,000	5,269,766	0	5,269,766
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	367,201,000	1,826,062	0	1,826,062
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	88,413,000	480,469	0	480,469
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2034	105,000	1,109	0	1,109
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	9,470,000	5,959	0	5,959
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2037	106,000	1,427	0	1,427
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2040	105,000	1,701	0	1,701
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	9,522,000	192,165	0	192,165
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2055	3,223,000	(83,923)	0	(83,923)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2030	2,570,000	16,485	0	16,485
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	81,650,000	11,235	0	11,235
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2026	105,000	(189)	0	(189)
TOTAL INTEREST RATE SWAPS							10,551,464	0	10,551,464

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,036,635,307 or 8.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing.
(n)	Affiliated fund.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $191,441,570 or 0.2% of net assets.

(p)	Zero coupon bond which is issued at a discount.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Non-income producing - Security is in default.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,001,016.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $13,341,490.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $66,546,137.
(v)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,118,864.

(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,524,758,697	5,382,246,394	5,739,668,274	26,614,130	(944)	(1)	1,167,335,872	1,167,102,451	2.0%
Fidelity Securities Lending Cash Central Fund	-	380,960,155	380,960,155	12,482	-	-	-	-	0.0%
Total	1,524,758,697	5,763,206,549	6,120,628,429	26,626,612	(944)	(1)	1,167,335,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	1,073,870,624	296,884,529	-	46,879,335	-	(4,632,215)	1,366,122,938	149,958,610
Fidelity Investments Money Market Government Portfolio - Institutional Class	713,198,600	5,941,695,300	6,355,522,120	21,078,974	-	-	299,371,780	299,371,780
Fidelity New Markets Income Fund - Class Z	1,252,117,564	390,247,739	-	40,235,897	-	127,860,119	1,770,225,422	128,556,676
Fidelity Real Estate Income Fund - Class Z	1,390,043,301	238,657,641	-	38,657,640	-	26,913,538	1,655,614,480	134,931,905
Fidelity SAI Enhanced Core Bond Fund	949,992,434	779,200,351	50,000,000	29,191,489	(194,930)	35,693,711	1,714,691,566	168,271,989
Fidelity SAI High Income Fund	303,057,509	214,182,408	-	14,175,896	-	12,917,947	530,157,864	55,982,879
Fidelity SAI Inflation-Protected Bond Index Fund	393,317,240	159,081,627	-	9,081,630	-	10,138,805	562,537,672	54,404,030
Fidelity SAI Intermediate Treasury Bond Index Fund	3,228,169,963	712,377,144	-	62,362,812	-	104,924,758	4,045,471,865	403,739,707
Fidelity SAI International Credit Fund	1,327,258,977	501,177,750	-	26,177,750	-	40,588,674	1,869,025,401	170,999,579
Fidelity SAI Long-Term Treasury Bond Index Fund	2,222,866,450	71,822,987	-	46,819,997	-	109,353,390	2,404,042,827	346,903,727
Fidelity SAI Municipal Income Fund	77,338,879	102,657,097	-	2,655,876	-	5,333,626	185,329,602	18,644,829
Fidelity SAI Short-Term Bond Fund	500,517,008	112,016,248	-	12,016,989	-	3,987,947	616,521,203	62,910,327
Fidelity SAI Short-Term Treasury Bond Index Fund	231,217,323	130,712,353	75,000,000	5,712,703	711,643	3,225,403	290,866,722	28,713,398
Fidelity SAI Total Bond Fund	17,173,076,332	1,231,447,981	-	406,454,443	-	516,883,270	18,921,407,583	2,049,989,987
Fidelity SAI U.S. Treasury Bond Index Fund	5,412,977,406	124,523,505	75,000,000	74,526,529	(6,959,614)	150,916,392	5,606,457,689	623,632,668
Fidelity Sustainability Bond Index Fund	24,251,662	474,594	-	474,660	-	689,444	25,415,700	2,683,812
Fidelity U.S. Bond Index Fund	727,788,008	1,024,316,134	354,595,626	24,271,398	306,451	37,214,671	1,435,029,638	135,125,201
	37,001,059,280	12,031,475,388	6,910,117,746	860,774,018	(6,136,450)	1,182,009,480	43,298,289,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,455,977,854	-	3,455,903,948	73,906

Bank Loan Obligations
Communication Services	745,785	-	745,785	-
Consumer Discretionary	6,769,054	-	6,769,054	-
Consumer Staples	501,713	-	501,713	-
Energy	1,566,612	-	1,566,612	-
Financials	2,874,639	-	2,874,639	-
Health Care	2,948,053	-	2,833,635	114,418
Industrials	1,085,427	-	1,085,427	-
Information Technology	5,642,056	-	5,642,056	-
Materials	5,603,386	-	5,603,386	-
Utilities	272,965	-	272,965	-

Bank Notes
Financials	10,130,247	-	10,130,247	-

Collateralized Mortgage Obligations	1,841,886,684	-	1,841,886,628	56

Commercial Mortgage Securities	2,754,994,070	-	2,747,330,493	7,663,577

Common Stocks
Communication Services	90,840	-	-	90,840
Health Care	265,543	-	-	265,543

Fixed-Income Funds	42,382,396,969	42,382,396,969	-	-

Foreign Government and Government Agency Obligations	66,512,984	-	66,512,984	-

Municipal Securities
Electric Utilities	1,121,391	-	1,121,391	-
General Obligations	15,849,443	-	15,849,443	-

Non-Convertible Corporate Bonds
Communication Services	727,446,479	-	727,446,479	-
Consumer Discretionary	386,248,210	-	386,248,210	-
Consumer Staples	316,048,621	-	316,048,621	-
Energy	1,095,161,858	-	1,095,161,858	-
Financials	4,567,393,501	-	4,567,393,501	-
Health Care	470,303,638	-	470,303,638	-
Industrials	588,709,735	-	588,709,735	-
Information Technology	653,964,709	-	653,964,709	-
Materials	161,136,883	-	161,136,883	-
Real Estate	823,816,724	-	823,700,689	116,035
Utilities	895,851,061	-	895,849,161	1,900

Preferred Securities
Consumer Discretionary	2,340,287	-	2,340,287	-
Energy	7,337,432	-	7,337,432	-
Financials	41,994,297	-	40,664,547	1,329,750
Industrials	498,488	-	498,488	-
Real Estate	6,946,699	-	6,946,699	-
Utilities	1,985,727	-	1,985,727	-

U.S. Government Agency - Mortgage Securities	21,806,215,266	-	21,806,215,266	-

Short-Term Funds	616,521,203	616,521,203	-	-

U.S. Treasury Obligations	12,094,139,620	-	12,094,139,620	-

Money Market Funds	1,466,707,652	1,466,707,652	-	-

Purchased Swaptions	74,598,256	-	74,598,256	-
Total Investments in Securities:	97,362,602,061	44,465,625,824	52,887,320,212	9,656,025
Derivative Instruments:

Assets
Futures Contracts	2,906,029	2,906,029	-	-
Forward Foreign Currency Contracts	84,129	-	84,129	-
Swaps	17,412,381	-	17,412,381	-
Total Assets	20,402,539	2,906,029	17,496,510	-

Liabilities
Futures Contracts	(1,852,121)	(1,852,121)	-	-
Forward Foreign Currency Contracts	(2,075,302)	-	(2,075,302)	-
Swaps	(4,000,828)	-	(4,000,828)	-
Total Liabilities	(7,928,251)	(1,852,121)	(6,076,130)	-
Total Derivative Instruments:	12,474,288	1,053,908	11,420,380	-
Other Financial Instruments:

TBA Sale Commitments	(6,227,879,675)	-	(6,227,879,675)	-
Total Other Financial Instruments:	(6,227,879,675)	-	(6,227,879,675)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	6,776,805	(3,916,716)
Total Credit Risk	6,776,805	(3,916,716)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	84,129	(2,075,302)
Total Foreign Exchange Risk	84,129	(2,075,302)
Interest Rate Risk
Futures Contracts (c)	2,906,029	(1,852,121)
Purchased Swaptions (d)	74,598,256	-
Swaps (e)	10,635,576	(84,112)
Total Interest Rate Risk	88,139,861	(1,936,233)
Total Value of Derivatives	95,000,795	(7,928,251)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $52,956,607,128)	$52,896,976,237
Fidelity Central Funds (cost $1,167,335,833)	1,167,335,872
Other affiliated issuers (cost $44,794,114,169)	43,298,289,952

Total Investment in Securities (cost $98,918,057,130)		$97,362,602,061
Cash		2,792,456
Foreign currency held at value (cost $761,652)		766,142
Receivable for investments sold		175,737,816
Receivable for TBA sale commitments		6,217,426,743
Unrealized appreciation on forward foreign currency contracts		84,129
Receivable for swaps		94,596
Receivable for fund shares sold		102,488,535
Dividends receivable		68,598
Interest receivable		296,860,595
Distributions receivable from Fidelity Central Funds		3,461,475
Receivable for daily variation margin on centrally cleared swaps		2,136,530
Bi-lateral OTC swaps, at value		6,776,805
Prepaid expenses		48,767
Other receivables		104,342
Total assets		104,171,449,590
Liabilities
Payable for investments purchased
Regular delivery	$641,633,237
Delayed delivery	10,744,759,072
TBA sale commitments, at value	6,227,879,675
Unrealized depreciation on forward foreign currency contracts	2,075,302
Payable for fund shares redeemed	35,742,627
Distributions payable	734,424
Bi-lateral OTC swaps, at value	3,916,716
Accrued management fee	2,892,235
Payable for daily variation margin on futures contracts	725,211
Other payables and accrued expenses	1,123,216
Total liabilities		17,661,481,715
Net Assets		$86,509,967,875
Net Assets consist of:
Paid in capital		$91,174,438,580
Total accumulated earnings (loss)		(4,664,470,705)
Net Assets		$86,509,967,875
Net Asset Value, offering price and redemption price per share ($86,509,967,875 ÷ 9,256,242,452 shares)		$9.35
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,342,335
Affiliated issuers		860,287,366
Interest		954,183,991
Income from Fidelity Central Funds (including $12,482 from security lending)		26,626,612
Total income		1,843,440,304
Expenses
Management fee	$121,304,993
Custodian fees and expenses	240,955
Independent trustees' fees and expenses	176,492
Registration fees	700,974
Audit fees	43,977
Legal	43,932
Miscellaneous	435,890
Total expenses before reductions	122,947,213
Expense reductions	(104,474,951)
Total expenses after reductions		18,472,262
Net Investment income (loss)		1,824,968,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	96,654,081
Fidelity Central Funds	(944)
Other affiliated issuers	(6,136,450)
Forward foreign currency contracts	(1,134,542)
Foreign currency transactions	2,239,934
Futures contracts	(7,871,629)
Swaps	(23,130,350)
Written options	594,012
Capital gain distributions from underlying funds:
Affiliated issuers	486,652
Total net realized gain (loss)		61,700,764
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,115,563,740
Fidelity Central Funds	(1)
Other affiliated issuers	1,182,009,480
Forward foreign currency contracts	(1,802,406)
Assets and liabilities in foreign currencies	(108,338)
Futures contracts	4,940,841
Swaps	6,530,201
Written options	(349,144)
TBA sale commitments	(5,989,091)
Total change in net unrealized appreciation (depreciation)		2,300,795,282
Net gain (loss)		2,362,496,046
Net increase (decrease) in net assets resulting from operations		$4,187,464,088
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,824,968,042	$3,069,715,159
Net realized gain (loss)	61,700,764	(468,310,024)
Change in net unrealized appreciation (depreciation)	2,300,795,282	1,422,666,395
Net increase (decrease) in net assets resulting from operations	4,187,464,088	4,024,071,530
Distributions to shareholders	(1,720,569,582)	(3,009,252,564)

Share transactions
Proceeds from sales of shares	16,806,876,213	28,164,158,990
Reinvestment of distributions	1,715,925,350	3,001,116,963
Cost of shares redeemed	(10,372,731,375)	(22,786,532,589)

Net increase (decrease) in net assets resulting from share transactions	8,150,070,188	8,378,743,364
Total increase (decrease) in net assets	10,616,964,694	9,393,562,330

Net Assets
Beginning of period	75,893,003,181	66,499,440,851
End of period	$86,509,967,875	$75,893,003,181

Other Information
Shares
Sold	1,824,903,750	3,085,248,744
Issued in reinvestment of distributions	185,470,263	328,550,937
Redeemed	(1,120,575,175)	(2,490,122,610)
Net increase (decrease)	889,798,838	923,677,071

Financial Highlights
Strategic Advisers® Fidelity® Core Income Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$8.93	$9.09	$9.60	$10.60	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.201	.401	.378	.322	.222	.239
Net realized and unrealized gain (loss)	.269	.132	(.175)	(.519)	(.993)	.106
Total from investment operations	.470	.533	.203	(.197)	(.771)	.345
Distributions from net investment income	(.190)	(.393)	(.363)	(.313)	(.223)	(.245)
Distributions from net realized gain	-	-	-	-	(.006)	(.450)
Total distributions	(.190)	(.393)	(.363)	(.313)	(.229)	(.695)
Net asset value, end of period	$9.35	$9.07	$8.93	$9.09	$9.60	$10.60
Total Return C,D	5.22%	6.03%	2.30%	(2.02)%	(7.41)%	3.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.30%	.30%	.30%	.30%	.31%
Expenses net of fee waivers, if any	.04 % G	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions, if any	.04% G	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	4.36% G	4.40%	4.23%	3.52%	2.14%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$86,509,968	$75,893,003	$66,499,441	$64,361,426	$47,891,014	$35,955,537
Portfolio turnover rate H	160 % G	206%	207%	202%	201%	191%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$104,375

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,613,184,093
Gross unrealized depreciation	(3,079,802,975)
Net unrealized appreciation (depreciation)	$(1,466,618,882)
Tax cost	$98,830,320,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(898,343,033)
Long-term	(2,432,124,614)
Total capital loss carryforward	$(3,330,467,647)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Core Income Fund
Credit Risk
Swaps	(2,928,042)	3,123,278
Total Credit Risk	(2,928,042)	3,123,278
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,134,542)	(1,802,406)
Total Foreign Exchange Risk	(1,134,542)	(1,802,406)
Interest Rate Risk
Futures Contracts	(7,871,629)	4,940,841
Purchased Options	(1,738,555)	(9,460,344)
Written Options	594,012	(349,144)
Swaps	(20,202,308)	3,406,923
Total Interest Rate Risk	(29,218,480)	(1,461,724)
Totals	(33,281,064)	(140,852)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	49,299,786,182	43,404,990,137

5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized gain of $110,469,109 on the Fund's redemptions of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Inflation-Protected Bond Index Fund	237,483,980	2,544,993	25,563,399
Fidelity Short-Term Treasury Bond Index Fund	130,000,683	7,987,613	12,488,058
Fidelity Intermediate Treasury Bond Index Fund	2,528,810,977	99,936,503	252,881,098

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Core Income Fund	45,538
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity Core Income Fund	1,294
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $ 104,459,869.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,082.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
Fidelity New Markets Income Fund	33%
Fidelity Real Estate Income Fund	29%
Fidelity SAI High Income Fund	17%
Fidelity SAI International Credit Fund	100%
Fidelity SAI Long-Term Treasury Bond Index Fund	41%
Fidelity SAI Short-Term Bond Fund	17%
Fidelity SAI Total Bond Fund	86%
Fidelity SAI U.S. Treasury Bond Index Fund	63%
Fidelity SAI Short-Term Treasury Bond Index Fund	100%
Fidelity SAI Enhanced Core Bond Fund	86%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Core Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreement with FIAM LLC (FIAM or the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the Sub-Adviser and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based  on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the mandates in the fund's Sub-Advisory Agreement provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contract would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887940.107
COI-SANN-0126
Strategic Advisers® Municipal Bond Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Municipal Bond Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-ML13 Class XCA, 0.9645% 7/25/2036 (b)(c)	9,282,470	412,223
Non-state Specific - 0.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-ML16 Class AUS, 4.6328% 7/25/2038 (c)	745,562	774,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML21 Class AUS, 4.519% 8/25/2041 (c)	2,810,975	2,916,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML22 Class AUS, 4.6858% 10/25/2040 (c)	2,554,326	2,648,641
Frete Trust Series 2021-ML12 Class XUS, 1.3052% 7/25/2041 (b)(c)	3,283,428	292,339
TOTAL NON-STATE SPECIFIC		6,631,871
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,990,378)		7,044,094

Fixed-Income Funds - 28.5%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	82,396,021	800,889,323
American High-Income Municipal Bond Fund Class F-2	9,888,589	151,888,727
BlackRock National Municipal Fund Investor A Shares	24,364,620	244,133,494
DWS Managed Municipal Bond Fund - Class S	37,348,935	300,285,438
DWS Strategic High Yield Tax-Free Fund - Class S	88,574	934,452
Eaton Vance National Municipal Income Fund Class I	26,185,421	239,072,895
Fidelity SAI Enhanced Municipal Income Fund (d)	16,719,572	169,870,848
Franklin Federal Tax Free Income Fund Class R6	58,569,220	633,133,266
iShares National Muni Bond ETF	2,638,146	283,416,025
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	60,845,822	661,394,087
Vanguard Tax-Exempt Bond Index Fund ETF	5,671,752	286,536,911
TOTAL FIXED-INCOME FUNDS (Cost $3,710,099,588)		3,771,555,466

Municipal Securities - 68.3%
	Principal Amount (a)	Value ($)
Alabama - 2.6%
Education - 0.1%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	1,625,000	1,766,395
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2041	2,500,000	2,775,530
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	670,000	715,988
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2042	1,040,000	1,089,044
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	15,000	14,967
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	50,000	49,195
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	65,000	63,122
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	70,000	67,304
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	125,000	119,270
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	95,000	89,494
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	310,000	280,318
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	210,000	182,597
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	125,000	105,513
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,200,000	1,157,775
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,295,000	1,319,102
Jacksonville Public Educational Building Authority Series 2023 A, 5.25% 8/1/2053 (Assured Guaranty Inc Insured)	600,000	615,838
Jacksonville Public Educational Building Authority Series 2023 A, 5.5% 8/1/2058 (Assured Guaranty Inc Insured)	500,000	519,978
Jacksonville Public Educational Building Authority Series 2024 A, 5% 8/1/2056 (Build America Mutual Assurance Co Insured)	885,000	900,354
Montgomery Ala Edl Bldg Auth Higher Ed Rev Series 2016A, 5% 10/1/2043	300,000	281,561
University North AL Rev Series 2019 B, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	320,000	334,676
University South AL Univ Rev Series 2019 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	525,000	535,429
University South AL Univ Rev Series 2024 A, 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	820,000	889,874
University South AL Univ Rev Series 2024 A, 5% 4/1/2042 (Build America Mutual Assurance Co Insured)	800,000	859,558
University South AL Univ Rev Series 2024 A, 5% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,265,000	1,347,000
University South AL Univ Rev Series 2024 A, 5% 4/1/2044 (Build America Mutual Assurance Co Insured)	900,000	951,097
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	905,000	952,659
		17,983,638
Electric Utilities - 0.0%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	5,235,000	5,695,867
General Obligations - 2.1%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	1,000,000	1,052,197
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	3,570,000	3,605,031
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (c)	4,500,000	4,637,884
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (c)	1,840,000	1,992,267
Black Belt Energy Gas Dist Alagas Prepay Rev Series 2019 A 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	6,740,000	6,740,000
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (c)	16,565,000	17,891,374
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (c)	4,125,000	4,473,967
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	9,155,000	9,686,435
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	10,470,000	11,067,363
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	5,415,000	5,446,646
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 3.14% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)(e)	1,000,000	990,947
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	3,280,000	3,311,645
Black Belt Energy Gas District Series 2022 B 2, 3.43% tender 4/1/2053 (c)	5,285,000	5,219,259
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (c)	3,645,000	3,831,889
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	13,230,000	14,018,284
Black Belt Energy Gas District Series 2023C, 5.5% tender 10/1/2054 (c)	6,500,000	7,179,860
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	3,015,000	3,258,615
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	2,000,000	2,152,079
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	2,500,000	2,741,346
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (c)	3,380,000	3,493,036
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,500,000	2,588,005
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2035 (Pacific Life Insurance Co Guaranteed)	1,750,000	1,900,021
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	5,750,000	6,229,972
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (c)	1,000,000	1,092,907
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 B2, 4.853% tender 4/1/2054 (c)	3,000,000	3,054,385
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (c)	2,005,000	2,217,707
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (c)	8,730,000	9,491,237
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	1,560,000	1,683,965
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025B, 5% 9/1/2033	3,500,000	3,628,756
Jefferson County AL Gen. Oblig. 5% 4/1/2026	355,000	357,600
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	545,000	591,685
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	14,065,000	14,827,943
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2031 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,609,009
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2032	1,250,000	1,352,144
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (c)	3,750,000	4,055,799
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	75,000	76,119
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	55,000	55,962
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	50,000	50,867
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (c)	9,855,000	10,049,692
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (c)	1,415,000	1,520,476
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,500,000	1,521,601
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	4,265,000	4,436,266
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp Guaranteed) (c)	4,835,000	5,114,361
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,060,000	2,190,112
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (c)	4,975,000	5,340,621
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	13,405,000	14,214,312
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	14,465,000	15,762,152
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	2,000,000	2,088,505
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	8,065,000	8,837,921
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	28,895,000	31,097,900
		269,828,126
Health Care - 0.0%
DCH Hlth Care Auth AL Hlth Care Fac Rev Series 2015, 5% 6/1/2033	165,000	165,179
Huntsville Redstone AL Sp Care Series 2007, 5.5% 1/1/2028 (f)	520,000	371,150
Huntsville Redstone AL Sp Care Series 2007, 5.5% 1/1/2043 (f)	405,000	289,069
Huntsville Redstone AL Sp Care Series 2008A, 6.875% 1/1/2043 (f)	280,000	199,850
Huntsville Redstone AL Sp Care Series 2011A, 7.5% 1/1/2047 (f)	500,000	356,875
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	2,270,000	1,744,138
		3,126,261
Housing - 0.0%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2024B, 6% 4/1/2055	1,505,000	1,647,795
Industrial Development - 0.1%
Baldwin County Industrial Development Authority Series 2025A, 5% tender 6/1/2055 (c)(g)(h)	3,315,000	3,388,562
Hoover Industrial Development Board (U S Steel Corp Proj.) Series 2019, 5.75% 10/1/2049 (g)	1,655,000	1,677,357
Hoover Industrial Development Board Series 2020, 6.375% tender 11/1/2050 (c)(g)	195,000	214,673
Tuscaloosa Cnty Ala Indl Dev Auth Gulf Opportunity Zone Series 2019A, 5.25% 5/1/2044 (h)	8,550,000	8,569,835
		13,850,427
Other - 0.1%
Mobile County Industrial Development Authority Series 2024 A, 5% 6/1/2054 (g)	3,175,000	3,078,206
Mobile County Industrial Development Authority Series 2024 B, 4.75% 12/1/2054 (g)	4,325,000	4,034,218
Southeast Energy Authority A Cooperative District 5% 11/1/2035 (Deutsche Bank AG Guaranteed)	1,505,000	1,594,189
		8,706,613
Resource Recovery - 0.0%
Baldwin County Industrial Development Authority Series 2025 B, 4.625% tender 6/1/2055 (c)(g)(h)	345,000	347,368
Special Tax - 0.0%
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2042	550,000	593,708
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2052	2,620,000	2,716,256
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 4.75% 7/1/2064	240,000	240,100
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 5.25% 7/1/2064	235,000	243,975
Stadium Trace Vlg Impt Dist Dev Incentive Antic Bonds Series 2021, 3.625% 3/1/2036	300,000	274,595
		4,068,634
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2035 (Build America Mutual Assurance Co Insured)	60,000	61,917
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2036 (Build America Mutual Assurance Co Insured)	225,000	230,733
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2038 (Build America Mutual Assurance Co Insured)	335,000	339,258
		631,908
Water & Sewer - 0.2%
Jefferson Cnty AL Swr Rev 5.25% 10/1/2045	2,000,000	2,109,048
Jefferson Cnty AL Swr Rev 5.25% 10/1/2049	4,500,000	4,676,783
Jefferson Cnty AL Swr Rev 5.5% 10/1/2053	11,225,000	11,821,591
Prichard Ala Wtrwks & Swr Brdwtr & Swr Rev Series 2019, 4% 11/1/2049 (i)	200,000	130,000
		18,737,422
TOTAL ALABAMA		344,624,059
Alaska - 0.1%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2017 A, 5.5% 10/1/2042	1,790,000	1,824,411
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2052 (g)	525,000	539,511
Anchorage AK Gen. Oblig. Series B, 5% 9/1/2026	1,250,000	1,251,276
		3,615,198
Health Care - 0.0%
Alaska Indl Dev & Expt Auth Rev Series 2014, 5% 4/1/2032	500,000	501,211
Alaska Indl Dev & Expt Auth Rev Series 2019 A, 4% 10/1/2049	700,000	622,220
		1,123,431
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	415,000	407,427
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	690,000	725,414
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	425,000	427,621
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	70,000	74,058
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	65,000	67,899
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	965,000	1,028,667
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	50,000	51,667
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	85,000	89,690
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	725,000	780,516
		3,652,959
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2047 (g)	420,000	434,738
Special Tax - 0.0%
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2037	480,000	507,954
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2038	365,000	384,875
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2039	240,000	252,451
		1,145,280
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2034	240,000	241,260
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2035	600,000	599,389
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2037	685,000	670,586
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2040	325,000	306,076
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2050	905,000	759,615
		2,576,926
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2027 (g)	500,000	518,175
Alaska Railroad Corp Series 2025, 6% 10/1/2050 (Assured Guaranty Inc Insured) (g)	1,625,000	1,772,108
Municipality of Anchorage AK Series 2020 A, 5% 12/1/2050 (g)	1,375,000	1,398,443
		3,688,726
TOTAL ALASKA		16,237,258
Arizona - 1.1%
Education - 0.3%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	80,000	84,475
Arizona Indl Dev Auth Ed Rev 4.5% 7/1/2054	690,000	590,192
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2043 (h)	35,000	34,649
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2053 (h)	120,000	112,747
Arizona Indl Dev Auth Ed Rev 5.375% 7/1/2053 (h)	120,000	114,662
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (h)	120,000	115,759
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (h)	105,000	101,590
Arizona Indl Dev Auth Ed Rev 6.875% 2/1/2065 (h)	2,000,000	2,001,520
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.125% 7/1/2037 (h)	210,000	210,457
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.25% 7/1/2047 (h)	160,000	154,750
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2037 (h)	145,000	145,573
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2047 (h)	235,000	219,926
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2051 (h)	810,000	741,996
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2037	210,000	213,670
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2047	865,000	868,532
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2052	635,000	636,211
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2037 (h)	35,000	35,138
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2047 (h)	35,000	32,755
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2051 (h)	65,000	59,543
Arizona Indl Dev Auth Ed Rev Series 2017, 6% 7/1/2047 (h)	325,000	330,087
Arizona Indl Dev Auth Ed Rev Series 2017A, 5% 7/1/2047	315,000	313,480
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.25% 7/1/2037 (h)	420,000	421,590
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.5% 7/1/2052 (h)	1,550,000	1,452,150
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2037 (h)	250,000	250,088
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2042 (h)	250,000	238,773
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2048	435,000	431,929
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2052	260,000	253,984
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2039	185,000	185,526
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2049	500,000	461,688
Arizona Indl Dev Auth Ed Rev Series 2019, 5% 7/1/2049 (h)	610,000	540,055
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2040 (h)	130,000	118,528
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2050 (h)	225,000	180,580
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2046	300,000	224,656
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2052	350,000	244,027
Arizona Indl Dev Auth Ed Rev Series 2021A, 4% 7/1/2051	250,000	209,036
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2047	650,000	651,909
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2057	330,000	327,363
Arizona Indl Dev Auth Ed Rev Series 2025 A, 5% 7/1/2050	1,045,000	1,034,568
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2019 A, 4% 11/1/2049	250,000	218,575
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2036	230,000	230,468
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2038	125,000	122,519
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2039	160,000	156,198
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2040	170,000	163,537
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	425,000	384,952
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2038	2,000,000	1,960,304
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2051	790,000	680,990
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2022A, 4.25% 11/1/2052	740,000	662,312
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2023A, 5.25% 11/1/2053	2,000,000	2,041,707
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2024 A, 5% 11/1/2049	150,000	151,740
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2024 A, 5% 11/1/2054	680,000	684,322
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)(i)	135,000	135,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)(i)	135,000	135,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)(i)	60,000	60,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)(i)	55,000	55,000
Arizona St Univ Revs 4% 7/1/2053	2,790,000	2,574,331
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	70,000	78,499
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	70,000	77,967
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	55,000	61,058
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	825,000	904,935
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	1,325,000	1,445,502
Arizona St Univ Revs Series 2023A, 5.5% 7/1/2048	1,000,000	1,084,167
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2019 A, 3% 7/1/2035 (g)	135,000	129,060
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2021 A, 2.125% 7/1/2033 (g)	270,000	230,384
LA Paz Cnty Ariz Indl Dev Auth Ed Fac Lease Rev Series 2018 A, 5% 2/15/2038	140,000	142,125
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2037	70,000	71,169
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2048	145,000	145,382
Maricopa Cnty AZ Ind Dev Au Ed Series 2017A, 5% 7/1/2052	240,000	240,240
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2039	170,000	174,425
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2049	430,000	430,014
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2054	145,000	143,459
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2039 (h)	180,000	183,187
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2049 (h)	95,000	91,709
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2054 (h)	435,000	414,616
Maricopa Cnty AZ Ind Dev Au Ed Series 2025A, 5.25% 7/1/2045	2,750,000	2,774,558
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2035 (h)	175,000	175,092
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2045 (h)	195,000	190,101
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2035 (h)	100,000	100,022
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2045 (h)	120,000	114,072
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2035 (h)	25,000	25,005
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2036	145,000	144,694
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2041	115,000	114,769
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046	505,000	497,893
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (h)	370,000	348,497
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (h)	130,000	125,443
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	225,000	224,207
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	665,000	653,401
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	585,000	570,083
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	475,000	458,393
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2037	105,000	106,134
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,085,000	1,085,061
Pima Cnty AZ Indl Dev Auth E Series 2015, 5.625% 6/15/2045 (h)	300,000	299,992
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2041 (h)	50,000	43,531
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2051 (h)	75,000	58,109
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2057 (h)	65,000	48,978
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2041 (h)	510,000	444,514
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2051 (h)	2,150,000	1,670,597
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2057 (h)	335,000	252,426
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev 5% 6/15/2059 (h)	455,000	403,855
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2023, 5.5% 6/15/2047 (h)	1,500,000	1,488,747
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2024, 5% 6/15/2054 (h)	1,750,000	1,574,654
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2025, 6.25% 6/15/2050	1,100,000	1,104,186
		45,906,029
Electric Utilities - 0.0%
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series 2012 A, 4.5% 8/1/2042	455,000	454,986
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series B, 3.6% 4/1/2040	350,000	326,434
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	1,000,000	1,076,129
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	3,230,000	3,437,187
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2045	1,000,000	1,083,417
		6,378,153
General Obligations - 0.0%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,740,000	1,636,376
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,215,000	1,191,167
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 4.25% 6/1/2047 (Assured Guaranty Inc Insured)	175,000	171,563
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 5% 6/1/2053 (Assured Guaranty Inc Insured)	1,185,000	1,221,549
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	150,000	157,113
Navajo Nation Series 2015 A 144A, 5.5% 12/1/2030 (h)	1,260,000	1,261,479
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,055,000	2,229,539
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2028 (Citigroup Inc Guaranteed)	2,890,000	3,033,194
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	1,080,000	1,160,412
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	45,000	46,615
		12,109,007
Health Care - 0.2%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (c)(e)	2,035,000	1,991,704
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2015 C, 2.85% 1/1/2046 VRDN (c)	1,300,000	1,300,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	85,000	85,714
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	965,000	857,189
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	990,000	1,054,414
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.85% 2/1/2048, LOC TD Bank NA VRDN (c)	1,710,000	1,710,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	25,000	25,370
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	25,000	25,332
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	20,000	20,218
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	25,000	25,037
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	926,456
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	10,000	10,823
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	15,000	16,218
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	25,000	26,945
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	20,000	21,532
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	45,000	45,160
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	50,000	45,940
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	350,000	300,029
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2042	770,000	773,150
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2048	850,000	840,582
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	705,000	612,071
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	640,000	652,658
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	2,605,000	1,973,726
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017A, 4% 1/1/2041	1,165,000	1,131,184
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,545,000	1,154,867
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (h)	595,000	605,850
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (h)	1,430,000	1,455,904
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	350,000	291,629
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	995,000	1,002,247
Tempe AZ Indl Dev Auth Rev (Mirabella at ASU Inc Proj.) Series 2017A, 6.125% 10/1/2052 (h)	435,000	280,549
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2050	325,000	294,505
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2054	365,000	326,156
Tempe AZ Indl Dev Auth Rev Series 2025A, 5.625% 12/1/2060	1,650,000	1,653,226
		21,536,385
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	850,283	841,429
Arizona Indl Dev Auth Student Hsg Rev Series 2019A, 5% 6/1/2049 (Build America Mutual Assurance Co Insured)	235,000	237,277
Arizona Indl Dev Auth Student Hsg Rev Series 2019A, 5% 6/1/2054 (Build America Mutual Assurance Co Insured)	130,000	130,839
Maricopa Cnty & Phoenix AZ Indl Dev Auths Mtg Rev Series 2024B, 6% 3/1/2055	1,215,000	1,335,169
		2,544,714
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(g)	9,765,000	9,926,106
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (c)	2,750,000	2,761,622
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (c)(g)	1,600,000	1,603,425
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (c)(g)	1,000,000	1,016,351
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (c)(g)	6,650,000	6,749,342
Maricopa Cnty AZ Pollution Ctl Series 2010 B, 0.875% tender 6/1/2043 (c)	165,000	160,798
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2041 (h)	510,000	377,295
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2051 (h)	1,695,000	1,088,554
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4.15% 12/1/2057 (h)	635,000	395,322
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 B, 5.75% 12/15/2057 (h)	745,000	532,659
Pinal County Industrial Development Authority Series 2021 A, 5.5% 10/1/2033 (g)(h)(j)	400,000	420,502
		25,031,976
Other - 0.0%
Arizona Industrial Development Authority Series 2025, 6.75% 12/1/2055 (g)(h)	1,635,000	1,679,465
Estrella Mtn Ranch Cmnty Facs Dist Ariz 5.8% 7/1/2049 (k)	900,000	900,108
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.75% 11/15/2042 (h)	250,000	271,704
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.875% 11/15/2052 (h)	715,000	766,835
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 7% 11/15/2057 (h)	320,000	344,006
		3,962,118
Resource Recovery - 0.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (c)(g)	7,000,000	6,999,838
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	455,000	471,340
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (j)	280,000	343,124
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2042	395,000	407,962
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2047	480,000	490,151
		1,712,577
Transportation - 0.1%
Arizona Indl Dev Auth Rev Series 2020, 5% 2/1/2026	600,000	602,380
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,135,000	2,185,683
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	60,000	64,443
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	75,000	80,391
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	35,000	37,094
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	30,000	31,682
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	45,000	47,378
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	30,000	31,500
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	305,000	315,933
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	225,000	233,132
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (g)	210,000	214,400
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (g)	160,000	163,070
Phoenix AZ Cvc Imp Crp Apr Rev Series 2017 A, 5% 7/1/2047 (g)	885,000	888,092
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2037 (g)	740,000	763,683
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2038 (g)	740,000	761,715
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	425,000	438,074
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (g)	1,730,000	1,827,163
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (g)	135,000	138,490
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	425,000	439,315
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	110,000	113,587
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	110,000	113,436
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	485,000	499,313
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	305,000	313,457
		10,303,411
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 4% 7/15/2040	4,000,000	4,099,850
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	500,000	521,271
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	990,000	1,037,933
Phoenix Arizona Civic Imp Wtr Series 2016 A, 5% 7/1/2039	9,630,000	9,709,430
		15,368,484
TOTAL ARIZONA		151,852,692
Arkansas - 0.3%
Education - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Provident Properties Proj.) Series 2020 B 1, 5% 9/1/2039	100,000	102,703
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4% 7/1/2028	45,000	44,714
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2033	90,000	90,004
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2039	5,000	4,781
Arkansas St Dev Fin Auth Tobacco Settlement Rev (University AR Univ Rev Proj.) 0% 7/1/2046 (Ambac Assurance Corp Insured) (l)	1,065,000	380,670
		622,872
General Obligations - 0.1%
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.375% 2/1/2047	500,000	338,538
Little Rock AR School Dist Series A, 3% 2/1/2050	4,325,000	3,242,378
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	500,000	309,707
Nashville Ark Sch Dist No 1 2% 4/1/2037	735,000	585,541
Nashville Ark Sch Dist No 1 2% 4/1/2038	750,000	581,440
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2041	285,000	205,720
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 12/1/2042	295,000	209,857
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 6/1/2043	1,750,000	1,184,886
North Little Rock School District No 1 2% 2/1/2042	2,000,000	1,404,956
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	240,000	158,900
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2042	2,095,000	1,426,493
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,195,000	741,575
Van Buren Ark Sch Dist No 042 2% 2/1/2041	1,080,000	769,215
		11,159,206
Health Care - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, AR Proj.) Series 2020 B 1, 5% 9/1/2037	125,000	129,435
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, Ar Proj.) Series 2020B 2, 5% tender 9/1/2044 (c)	260,000	266,224
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2028	430,000	444,940
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2029	365,000	382,100
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2040	110,000	112,284
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3% 7/1/2032	35,000	27,771
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3.125% 7/1/2036	100,000	72,680
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4% 7/1/2052	165,000	116,505
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4.25% 7/1/2041	35,000	30,570
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	261,533
Arkansas St Dev Fin Auth Hosp Rev Series 2015A, 5% 2/1/2035	130,000	130,043
Arkansas St Dev Fin Auth Hosp Rev Series 2015C, 5% 2/1/2035	170,000	170,056
Arkansas St Dev Fin Auth Hosp Rev Series 2017, 5% 2/1/2038	355,000	359,094
Pulaski County Public Facilities Board Series 2014, 5% 12/1/2042	320,000	320,180
		2,823,415
Housing - 0.0%
Arkansas St Dfa Sfmly Mtg Rev 4.65% 7/1/2050	900,000	891,225
Arkansas St Dfa Sfmly Mtg Rev 4.7% 7/1/2055	890,000	892,068
		1,783,293
Industrial Development - 0.2%
Arkansas Dev Fin Auth Indl Dev Rev (Big River Steel LLC Proj.) Series 2019, 4.5% 9/1/2049 (g)(h)	4,550,000	4,407,053
Arkansas Dev Fin Auth Indl Dev Rev Series 2020 A, 4.75% 9/1/2049 (g)(h)	1,255,000	1,225,052
Arkansas Dev Fin Auth Indl Dev Rev Series 2023 A, 6.875% 7/1/2048 (g)(h)	2,500,000	2,690,783
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2022, 5.45% 9/1/2052 (g)	1,620,000	1,626,017
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2023, 5.7% 5/1/2053 (g)	4,500,000	4,588,924
		14,537,829
Other - 0.0%
Fort Smith Ark Sch Dist No 100 Series B, 2.75% 2/1/2043	2,200,000	1,687,570
West Memphis Ark Sch Dist No 4 2.75% 2/1/2037	1,185,000	1,074,046
West Memphis Ark Sch Dist No 4 2.75% 2/1/2038	1,220,000	1,084,620
		3,846,236
Water & Sewer - 0.0%
Osceola AR Solid Waste Disp Rev 5.5% tender 4/1/2036 (c)(g)	2,000,000	2,000,496
TOTAL ARKANSAS		36,773,347
California - 5.9%
Education - 0.2%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	170,000	177,094
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	75,000	76,987
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	120,000	124,626
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	170,000	174,909
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 3% 5/15/2051 (Build America Mutual Assurance Co Insured)	250,000	190,033
California Community College Financing Authority Student Housing Rev Series 2018, 5.25% 5/1/2048	1,000,000	1,011,639
California Mun Fin Auth Charter Sch Rev Series 2025 A, 4.375% 7/1/2035 (k)	940,000	942,188
California Mun Fin Auth Charter Sch Rev Series 2025 A, 5.5% 7/1/2065 (k)	1,500,000	1,432,505
California Mun Fin Auth Charter Sch Rev Series A, 5% 7/1/2046 (h)	670,000	622,470
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2046 (h)	250,000	241,049
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2015A, 5.5% 11/1/2045 (h)	250,000	249,995
California Mun Fin Auth Sch Fac Rev 5.75% 5/1/2054 (h)	435,000	437,512
California Mun Fin Auth Sch Fac Rev 5.875% 5/1/2059 (h)	390,000	394,211
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	2,075,000	2,144,759
California Mun Fn Auth Rev (William Jessup University Proj.) Series 2019, 5% 8/1/2039 (h)	455,000	341,493
California Pub Fin Auth Rev Series 2019 A, 6.25% 7/1/2054 (h)	250,000	257,519
California Pub Fin Auth Rev Series 2019B, 7.5% 7/1/2036 (h)	225,000	229,760
California Sch Fin Auth Sch Fac Rev Series 2020 A, 4% 7/1/2050 (h)	735,000	628,737
California Sch Fin Auth Sch Fac Rev Series A, 5% 7/1/2045 (h)	285,000	285,049
California School Finance Authority Series 2021 A, 4% 6/1/2061 (h)	250,000	162,532
California School Finance Authority Series 2021 A, 4% 8/1/2051 (h)	150,000	125,943
California School Finance Authority Series 2021 A, 4% 8/1/2061 (h)	240,000	194,448
California School Finance Authority Series 2021A, 4% 6/1/2051 (h)	250,000	196,872
California School Finance Authority Series 2022A, 5% 7/1/2042 (h)	2,125,000	2,094,132
California School Finance Authority Series 2022A, 5% 7/1/2042 (h)	500,000	498,264
California School Finance Authority Series 2022A, 5% 7/1/2052 (h)	1,045,000	961,947
California School Finance Authority Series 2022A, 5.125% 7/1/2062 (h)	1,000,000	909,059
California School Finance Authority Series 2023, 5.5% 8/1/2043 (h)	550,000	559,931
California School Finance Authority Series 2024 A, 5% 6/1/2054 (h)	1,475,000	1,312,280
California School Finance Authority Series 2024 A, 5% 6/1/2054 (h)	850,000	789,709
California St Univ Rev Series 2017A, 5% 11/1/2042	500,000	510,342
California St Univ Rev Series 2020C, 3% 11/1/2040	1,100,000	991,682
California St Univ Rev Series 2020C, 4% 11/1/2045	750,000	735,955
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 3.5% 11/1/2027 (h)	430,000	425,774
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (h)	100,000	101,832
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2041 (h)	200,000	200,191
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	55,000	55,470
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	55,000	55,479
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	55,000	55,479
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	70,000	70,593
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	85,000	85,688
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	1,205,000	1,210,508
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2037	1,000,000	1,019,576
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,180,000	1,185,771
University CA Revs 5% 5/15/2036	90,000	92,908
University CA Revs Series 2016AR, 5% 5/15/2041	1,500,000	1,505,266
University CA Revs Series 2016K, 5% 5/15/2035	1,445,000	1,455,681
University CA Revs Series 2018 O, 5.5% 5/15/2058	4,425,000	4,556,789
		32,082,636
Electric Utilities - 0.6%
California Statewide Community Development Authority Poll Cont Rev (Southern California Edison Co Proj.) Series 2010 A, 1.75% 9/1/2029	300,000	280,609
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2030	325,000	356,389
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2031	740,000	815,850
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	5,225,000	5,354,341
Los Angeles CA Wtr & Pwr Rev 6.574% 7/1/2045	3,455,000	3,760,115
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	480,000	480,085
Los Angeles CA Wtr & Pwr Rev Series 2017A, 5% 7/1/2042	1,805,000	1,824,377
Los Angeles CA Wtr & Pwr Rev Series 2017B, 5% 7/1/2039	2,655,000	2,695,827
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2037	1,165,000	1,194,760
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2038	240,000	245,694
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2042	3,135,000	3,183,758
Los Angeles CA Wtr & Pwr Rev Series 2018 D, 5% 7/1/2034	1,395,000	1,463,238
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2028	1,870,000	1,975,122
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	1,000,000	1,062,581
Los Angeles CA Wtr & Pwr Rev Series 2019 C, 5% 7/1/2049	350,000	356,570
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2029	25,000	26,923
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	1,000,000	1,028,075
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2030	1,730,000	1,844,670
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2035	850,000	897,796
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5.25% 7/1/2049	1,135,000	1,161,614
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	3,455,000	3,534,286
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2040	255,000	271,870
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2033	1,745,000	1,961,069
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2043	1,020,000	1,076,953
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	1,465,000	1,617,870
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2053	750,000	775,334
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	15,000	16,853
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2037	900,000	1,011,251
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	4,340,000	4,825,291
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,125,000	2,431,722
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	2,585,000	2,938,956
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured)	2,000,000	2,086,043
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,562,213
Middle Fork Project Finance Authority 5% 4/1/2026	130,000	130,649
Modesto CA Irr Dist Fing Au Rv CME Term SOFR 3 month Index + 0.58%, 3.55% 9/1/2027 (National Public Finance Guarantee Corporation Insured) (c)(e)	600,000	599,206
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2034	1,505,000	1,722,424
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	720,000	815,770
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2038	1,675,000	1,886,906
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2039	645,000	720,855
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2040	1,900,000	2,090,761
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	1,000,000	1,056,571
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2023 1A, 5% 7/1/2048	2,970,000	3,087,343
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2036	890,000	1,011,214
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2053	1,525,000	1,582,111
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5.25% 7/1/2049	4,000,000	4,238,771
		73,060,686
Escrowed/Pre-Refunded - 0.0%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	25,000	26,598
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	2,380,000	2,831,482
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	1,015,000	1,207,544
Oceanside Calif Uni Sch Dist 0% 8/1/2027 (Escrowed to Maturity) (l)	35,000	33,412
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Escrowed to Maturity) (l)	35,000	31,596
Oceanside Calif Uni Sch Dist 0% 8/1/2030 (Escrowed to Maturity) (l)	35,000	30,756
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (l)	40,000	38,185
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (l)	15,000	14,319
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2029 (Escrowed to Maturity) (l)	55,000	49,652
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2030 (Escrowed to Maturity) (l)	45,000	39,543
		4,303,087
General Obligations - 1.9%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (l)	475,000	439,893
Allan-Hancock Joint Ccd Gen. Oblig. Series 2012 C, 0% 8/1/2044 (j)	1,500,000	1,148,421
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	1,200,000	920,728
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	11,405,000	11,995,364
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,000,000	1,056,149
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (c)	9,400,000	10,108,470
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (c)	11,490,000	12,066,791
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (c)	500,000	534,789
California Community Choice Financing Authority Series 2021 A, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	2,040,000	2,070,162
California Community Choice Financing Authority Series 2021 B 2, 3.24% tender 2/1/2052 (c)	1,000,000	942,970
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (c)	3,280,000	3,339,732
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (c)	2,390,000	2,442,038
California Community Choice Financing Authority Series 2023 D, 5.5% tender 5/1/2054 (c)	2,500,000	2,646,610
California Community Choice Financing Authority Series 2023 E 1, 5% tender 2/1/2054 (c)	5,165,000	5,516,911
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (c)	5,850,000	6,418,492
California Community Choice Financing Authority Series 2023C, 5.25% tender 1/1/2054 (Deutsche Bank AG Guaranteed) (c)	18,625,000	19,829,703
California Community Choice Financing Authority Series 2023E 2, U.S. SOFR Index + 1.67%, 4.323% tender 2/1/2054 (c)(e)	2,500,000	2,507,444
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (c)	2,500,000	2,676,764
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (c)	5,525,000	6,095,421
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,500,000	3,717,896
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	3,250,000	3,411,013
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	4,680,000	4,971,710
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (c)	6,605,000	7,246,510
California Community Choice Financing Authority Series 2025C, 5% 10/1/2033 (American General Life Insurance Co Guaranteed)	4,000,000	4,420,522
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,895,000	4,146,263
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (c)	11,970,000	12,575,301
California Community Choice Financing Authority U.S. SOFR Index + 1.95%, 4.603% tender 12/1/2053 (c)(e)	3,250,000	3,292,091
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2018A, 5% 6/1/2048	1,685,000	1,712,089
California St Pub Wks Brd Lse 5% 8/1/2031	450,000	511,818
California St Pub Wks Brd Lse 5% 8/1/2032	130,000	147,563
California St Pub Wks Brd Lse 5% 8/1/2034	840,000	945,348
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 4% 9/2/2029	135,000	138,146
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2044	1,000,000	1,023,260
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2049	70,000	71,194
Carlsbad CA Unified School Dis Series A, 3% 8/1/2042	725,000	616,723
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	250,000	201,587
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	1,740,000	1,307,147
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	1,550,000	1,720,010
Chino Valley CA Uni Sch Dist Series 2020 B, 3.375% 8/1/2050 (Assured Guaranty Inc Insured)	10,690,000	8,831,635
City of Fresno Unified School Series B, 3% 8/1/2043	1,470,000	1,196,666
College of The Sequoias Tulare Area Impt Dist No 3 Calif Gen. Oblig. Series E, 3% 8/1/2051	455,000	346,774
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	750,000	612,174
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (l)	225,000	190,845
Indio CA Pub Fing Auth Lease Rev Series 2022A, 4.5% 11/1/2052 (Build America Mutual Assurance Co Insured)	1,115,000	1,130,553
Inglewood CA Uni Sch Dist 5.5% 8/1/2040	1,750,000	2,067,432
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	1,500,000	1,706,270
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (l)	600,000	551,368
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (l)	605,000	524,068
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	2,700,000	2,166,072
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2029 (Merrill Lynch & Co Inc Guaranteed)	600,000	644,439
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	900,000	1,070,505
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	20,000	20,106
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	720,000	839,983
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	1,620,000	1,916,115
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	690,000	807,447
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	925,000	979,356
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	305,000	322,958
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	3,135,000	3,856,236
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	1,750,000	2,152,604
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	310,000	381,317
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	6,980,000	8,515,314
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,810,000	2,208,126
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,205,000	1,470,051
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2046	380,000	300,259
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2050	235,000	178,683
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (l)	550,000	496,475
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	1,385,000	1,393,621
Moreno Valley CA Uni Sch Dist Series C, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	250,000	202,274
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	105,000	110,465
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	735,000	792,184
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	85,000	90,863
Northern CA Gas Auth No 1 Gas Proj Rev CME Term SOFR 3 month Index + 0.72%, 3.565% 7/1/2027 (c)(e)	795,000	796,303
Novato CA Uni Sch Dist Series 2019B, 3% 8/1/2041	840,000	743,502
Oakland CA Uni Sch Dist Alameda Cnty Series 2023A, 5.25% 8/1/2048 (Assured Guaranty Inc Insured)	2,535,000	2,725,147
Ocean View School District/Orange County CA Series C, 3% 8/1/2047 (Assured Guaranty Inc Insured)	750,000	598,786
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (l)	655,000	591,257
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	205,000	160,075
Poway CA Unified Sch Dist 0% 8/1/2032 (l)	790,000	652,085
Poway CA Unified Sch Dist 0% 8/1/2033 (l)	245,000	194,931
Poway CA Unified Sch Dist 0% 8/1/2037 (l)	1,395,000	940,595
Poway CA Unified Sch Dist 0% 8/1/2038 (l)	3,365,000	2,164,791
Poway CA Unified Sch Dist 0% 8/1/2039 (l)	3,300,000	2,025,413
Poway CA Unified Sch Dist 0% 8/1/2041 (l)	750,000	413,533
Poway CA Unified Sch Dist 0% 8/1/2046 (l)	140,000	55,880
Richmond CA Jt Pwrs Fing Au Rv (Richmond CA Proj.) Series 2019, 5% 11/1/2036 (Assured Guaranty Inc Insured)	580,000	621,067
Roseville CA Nat Gas Fing Auth Gas Rev 5% 2/15/2027	965,000	987,546
Sacramento CA City Uni Sch Dis 5.5% 8/1/2052 (Build America Mutual Assurance Co Insured)	2,675,000	2,810,536
Sacramento CA City Uni Sch Dis Series 2025C, 5.5% 8/1/2054 (Assured Guaranty Inc Insured)	2,000,000	2,187,744
San Bernardino CA City Usd Ctfs Partn (San Bernadino Cty Un Sch Dist Proj.) Series 2019, 5% 10/1/2038 (Assured Guaranty Inc Insured)	420,000	439,191
San Diego CA Comm Coll Dist 0% 8/1/2035 (l)	170,000	126,369
San Diego CA Uni Sch Dist 0% 7/1/2034 (l)	515,000	400,353
San Diego CA Uni Sch Dist 0% 7/1/2037 (l)	285,000	194,017
San Diego CA Uni Sch Dist 0% 7/1/2041 (j)	1,350,000	1,433,418
San Diego CA Uni Sch Dist 0% 7/1/2047 (j)	1,200,000	978,493
San Diego CA Uni Sch Dist Series 2020 D2, 3% 7/1/2037	590,000	573,481
San Diego CA Uni Sch Dist Series I, 5% 7/1/2041	250,000	256,609
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (c)	2,550,000	2,906,386
San Marcos Unified School District 0% 8/1/2047 (l)	1,530,000	597,176
San Mateo CA Unified Sch Dist 0% 9/1/2041 (j)	1,750,000	1,899,220
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2018 A, 5% 7/15/2043	1,270,000	1,316,011
Sanger Calif Uni Sch Dist Ctfs Partn 5% 6/1/2052 (Assured Guaranty Inc Insured)	65,000	65,008
Santa Ana Calif Uni Sch Dist 0% 8/1/2047 (Assured Guaranty Inc Insured) (l)	600,000	208,226
Santa Monica-Malibu Uni Sch Dist CA Series B, 3% 8/1/2044	750,000	617,144
Southwestern Cmnty College Dist CA Gen. Oblig. Series 2021 D, 3% 8/1/2041	1,740,000	1,526,294
State of California 7.6% 11/1/2040	2,530,000	3,147,959
State of California Gen. Oblig. 4% 11/1/2037	1,375,000	1,422,143
State of California Gen. Oblig. 5% 10/1/2045	2,250,000	2,414,170
State of California Gen. Oblig. 5% 11/1/2042	3,155,000	3,439,859
State of California Gen. Oblig. 5% 3/1/2037	3,685,000	4,320,668
State of California Gen. Oblig. 5% 8/1/2031	2,135,000	2,429,505
State of California Gen. Oblig. 5% 9/1/2032	340,000	386,258
State of California Gen. Oblig. 5.25% 10/1/2050	2,850,000	3,068,103
State of California Gen. Oblig. 5.25% 12/1/2033	20,000	20,034
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	270,000	274,943
State of California Gen. Oblig. Series 2017, 4% 8/1/2036	2,500,000	2,510,255
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	155,000	176,976
State of California Gen. Oblig. Series CU, 5.5% 12/1/2052	1,380,000	1,449,757
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2042 (Assured Guaranty Inc Insured) (l)	300,000	152,814
Sunnyvale CA Sch Dist Series 2019 C, 3% 9/1/2044	1,250,000	1,041,791
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2047	625,000	492,990
Twin Rivers Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (l)	750,000	614,397
Val Verde CA Uni Sch Dist Series 2021 F, 3% 8/1/2047 (Assured Guaranty Inc Insured)	1,570,000	1,251,252
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	545,000	548,396
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,000,000	1,092,471
Yosemite CA Cmnty College Dist Gen. Oblig. Series 2010D, 0% 8/1/2042 (j)	3,420,000	2,992,063
		258,459,672
Health Care - 0.3%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2028	250,000	250,569
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2033	480,000	480,935
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 2.125% 11/1/2041	2,250,000	1,660,126
California Health Facilities Financing Authority (City of Hope Natl Med Ctr, CA Proj.) Series 2019, 5% 11/15/2049	1,805,000	1,812,334
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2045	250,000	234,398
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	1,725,000	1,575,780
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	1,320,000	1,497,349
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) Series 2017A, 5% 11/15/2056	360,000	363,114
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2041	1,000,000	980,850
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2052 (Assured Guaranty Inc Insured)	1,610,000	1,658,809
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	355,000	357,470
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2041	330,000	331,192
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5.25% 11/1/2047	760,000	760,667
California Mun Fin Auth Rev Series 2017A, 5% 2/1/2042	370,000	372,749
California Mun Fn Auth Rev 5.69% 9/1/2035	1,724,000	1,783,638
California Mun Fn Auth Rev Series 2025A, 5.75% 12/1/2055	1,000,000	1,044,831
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2037	105,000	105,634
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2047	105,000	104,234
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	85,000	85,331
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2036 (h)	290,000	291,230
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2046 (h)	105,000	96,354
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2056 (h)	550,000	483,536
California Statewide Communities Development Authority (Methodist Hosp of Southn Ca,Ca Proj.) Series 2018, 5% 1/1/2048	350,000	355,238
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2034	210,000	218,044
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2035	315,000	326,638
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(i)	26,024	0
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.25% 8/15/2052 (Assured Guaranty Inc Insured)	1,265,000	1,299,386
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.375% 8/15/2057 (Assured Guaranty Inc Insured)	690,000	712,458
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 2.5% 4/1/2051	1,500,000	988,860
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.25% 12/1/2044	560,000	561,534
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.5% 12/1/2054	2,920,000	2,926,665
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2027 (h)	420,000	423,717
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2046 (h)	1,415,000	1,415,484
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5.25% 12/1/2056 (h)	6,305,000	6,305,301
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.25% 12/1/2048 (h)	250,000	251,036
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.5% 12/1/2058 (h)	4,875,000	4,897,527
City of Oroville CA (Oroville Calif Hosp Rev Proj.) Series 2019, 5.25% 4/1/2054	385,000	284,552
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 3.5% 5/15/2054	1,950,000	1,635,655
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	30,000	30,532
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	60,000	61,083
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	50,000	50,678
West Contra Costa Healthcare District Series 2021, 3% 7/1/2042	300,000	255,993
		39,331,511
Housing - 0.5%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2051	460,000	466,027
California Community Housing Agency Series 2019 A, 5% 8/1/2049 (h)	3,180,000	2,928,324
California Community Housing Agency Series 2020 A, 5% 2/1/2050 (h)	1,150,000	745,637
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (h)	7,850,000	5,929,517
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (h)	5,400,000	3,603,760
California Community Housing Agency Series 2021 A1, 4% 2/1/2056 (h)	250,000	206,559
California Community Housing Agency Series 2021 A2, 4% 8/1/2050 (h)	2,625,000	2,067,388
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-1 CA Proj.) Series 1 Class A, 4.25% 1/15/2035	670,180	693,398
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,049,546	1,042,729
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	10,455,640	10,805,937
California Hsg Fin Agy Mun Ctfs Series 1 Class X, 0.798% 11/20/2035 (c)	14,029,957	583,462
California Hsg Fin Agy Mun Ctfs Series 3 Class X, 0.792% 8/20/2036 (c)	5,012,662	222,460
California Mun Fin Auth Multifamily Hsg Rev Series 2021 A, 4% 11/1/2036 (h)	410,000	390,994
California Mun Fin Auth Mun Ctfs Series 1 Class A1, 3.5371% 2/20/2041 (c)	2,489,131	2,330,730
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 4.325% 11/20/2040 (c)	1,500,000	1,503,695
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5% 7/1/2029 (h)	130,000	132,508
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2039 (h)	100,000	101,877
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2049 (h)	380,000	379,199
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2052 (h)	165,000	162,318
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 3% 12/1/2056 (h)	450,000	297,399
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 4% 8/1/2056 (h)	655,000	562,921
CMFA Spl Fin Agy VII Essential Hsg Rev Series 2021 A 2, 4% 8/1/2047 (h)	1,780,000	1,629,141
CMFA Spl Fin Agy XII Essential Hsg Rev Series 2022 A 1, 3.25% 2/1/2057 (h)	240,000	173,139
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 1, 3% 7/1/2045 (h)	2,000,000	1,574,261
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3% 12/1/2056 (h)	200,000	142,509
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.125% 7/1/2056 (h)	1,715,000	1,117,284
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.25% 5/1/2057 (h)	250,000	177,970
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 10/1/2056 (h)	1,875,000	1,556,281
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 6/1/2058 (h)	250,000	197,962
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 7/1/2056 (h)	1,000,000	815,996
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A, 4% 8/1/2056 (h)	400,000	358,972
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A2, 4% 7/1/2056 (h)	2,319,888	1,793,573
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 1, 2.65% 12/1/2046 (h)	1,855,000	1,572,520
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 2, 3.125% 8/1/2056 (h)	600,000	452,122
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 2, 4% 9/1/2056 (h)	3,150,000	2,260,241
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021B, 4% 3/1/2057 (h)	1,915,000	1,415,893
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2045 (h)	1,800,000	1,715,543
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2061 (h)	3,730,000	3,365,464
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 B, 0% 7/1/2061 (h)(j)	2,605,000	1,269,206
		56,744,916
Lease Revenue - 0.0%
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2051	105,000	89,982
Other - 0.2%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2048	750,000	761,447
California Community Choice Financing Authority Series 2024F, 5% tender 2/1/2055 (c)	1,500,000	1,638,463
California Health Facilities Financing Authority Series 2024 B, 5% 11/15/2043	1,150,000	1,179,088
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	2,335,000	2,166,214
California Mun Fn Auth Rev Series 2025A, 5% 11/1/2035 (h)	250,000	265,561
California Mun Fn Auth Rev Series 2025A, 5.625% 11/1/2054 (h)	500,000	509,312
California Municipal Finance Authority Series 2025A, 5.5% 1/1/2060 (h)	700,000	691,548
California Public Finance Authority 6.75% 7/1/2065 (h)	4,360,000	4,664,538
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev 5.25% 9/2/2043	1,300,000	1,335,050
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2041	640,000	613,228
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2051	755,000	656,891
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2041	230,000	219,118
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2051	140,000	121,807
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2041	450,000	413,794
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022 A 1, 5% 9/2/2052	1,525,000	1,542,079
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022B, 5% 9/2/2052	500,000	505,600
California Statewide Community Development Authority Rev Series 2025A, 5% 7/1/2055	20,000	21,048
California Stwide Cmnty Mf Rev 3.95% tender 4/1/2060 (c)(h)	2,500,000	2,159,519
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 2, 4% 8/1/2045 (h)	835,000	735,461
CMFA Spl Fin Agy XII Essential Hsg Rev 4.375% 8/1/2049 (h)	455,000	387,808
Golden State Connect Authority 6.5% 12/1/2060 (h)(k)	750,000	725,805
Los Angeles Hsg-A Series 2024A, 4.5% 7/1/2046	1,775,000	1,746,869
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5% 6/15/2026 (Build America Mutual Assurance Co Insured)	1,220,000	1,237,848
Santa Cruz CA City High Sch Dist Series C, 2% 8/1/2036	720,000	610,983
		24,909,079
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (c)(g)	4,860,000	4,880,321
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.1% tender 12/1/2044 (c)(g)	230,000	229,981
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (c)(g)	910,000	880,068
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.8% tender 10/1/2045 (c)(g)	1,550,000	1,550,000
		7,540,370
Special Tax - 0.2%
California Mun Fin Auth Spl Tax Rev Series 2021, 4% 9/1/2051	1,000,000	858,543
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2044	910,000	932,249
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2049	785,000	804,246
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2054	750,000	759,439
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2028	35,000	35,224
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2029	40,000	40,355
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2030	45,000	45,599
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2031	35,000	35,575
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2031	85,000	85,028
Inland Valley Development Agency Series 2014A, 5.25% 9/1/2037	1,215,000	1,224,233
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2027	45,000	45,132
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2028	60,000	60,175
Irvine Calif Uni Sch Dist Spl Series 2017 D, 5% 3/1/2057	770,000	773,493
Ladera Ranch CFD Series 2022, 5% 8/15/2047	2,500,000	2,567,437
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2038	1,445,000	1,526,454
Peninsula Corridor Joint Powers Brd Measure RR Sales Tax Rev Series 2022 A, 5% 6/1/2047	750,000	792,402
River Islands Pub Fing Auth CA Spl Tax 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	425,000	449,694
River Islands Pub Fing Auth CA Spl Tax Series 2022A 1, 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	1,840,000	1,946,912
River Islands Pub Fing Auth CA Spl Tax Series 2023, 5.5% 9/1/2048	1,250,000	1,297,473
Riverside Cnty CA Transn Commn Series 2016A, 2% 6/1/2029	430,000	410,919
Riverside Cnty CA Transn Commn Series 2017B, 5% 6/1/2038	1,710,000	1,779,226
Sacramento CA Area Fld Ctl Agy Series 2016A, 5% 10/1/2036	500,000	508,210
Sacramento CA Spl Tax 5.25% 9/1/2042 (h)	1,065,000	1,093,086
Sacramento CA Spl Tax 5.25% 9/1/2047 (h)	1,060,000	1,070,833
Sacramento CA Spl Tax Series 2021, 4% 9/1/2041	295,000	287,252
Sacramento CA Spl Tax Series 2021, 4% 9/1/2046	805,000	730,558
San Diego Cnty CA Regl Trnst Comm Sales Tax Rev Series 2016A, 5% 4/1/2048	2,820,000	2,830,165
San Francisco CA City & Cnty Redev Agcy Tax Allocation (Mission Bay South Rda Proj.) Series 2014A, 5% 8/1/2043	70,000	70,037
San Francisco Calif City & Cnty Spl Tax Dist No 2020-1 Series 2023 B, 5.75% 9/1/2053 (h)	510,000	538,232
West Sacramento CA Fin Spl Tax Series A, 5% 9/1/2034 (Assured Guaranty Inc Insured)	280,000	315,240
		23,913,421
Tobacco Bonds - 0.1%
California Stwde Fing Auth Tobacco Settlement Rev Series 2002 A, 6% 5/1/2043	210,000	214,398
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2051	700,000	700,938
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	3,345,000	3,066,949
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (l)	102,090,000	10,945,477
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2036 (l)	2,000,000	977,042
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (h)(l)	17,305,000	1,081,236
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (l)	9,000,000	697,121
Tobacco Securitization South CA Tobacco Settlement Rev 0% 6/1/2046 (l)	2,065,000	409,518
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	55,000	56,779
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	85,000	89,521
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	55,000	58,964
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 A CLASS 1, 5% 6/1/2048	770,000	771,216
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 B 2 CL 2, 0% 6/1/2054 (l)	500,000	103,065
		19,172,224
Transportation - 1.5%
Alameda Corridor CA Tran Auth Rev 0% 10/1/2036 (National Public Finance Guarantee Corporation Insured) (l)	4,000,000	2,726,217
Alameda Corridor CA Tran Auth Rev 5% 10/1/2034	1,625,000	1,650,631
Alameda Corridor CA Tran Auth Rev 5% 10/1/2037	540,000	547,064
Alameda Corridor CA Tran Auth Rev Series 2022 A, 0% 10/1/2048 (j)	2,000,000	1,146,840
Alameda Corridor CA Tran Auth Rev Series 2022 C, 0% 10/1/2052 (Assured Guaranty Inc Insured) (j)	3,180,000	1,808,766
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (l)	1,445,000	407,916
Bay Area Toll Auth CA Bridge Rev Series 2001A, 4.04% tender 4/1/2036 (c)	6,505,000	6,518,387
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 4.125% 7/1/2041 (Assured Guaranty Inc Insured) (g)	1,000,000	994,019
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2032 (g)	1,000,000	1,110,193
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2034 (g)	750,000	843,031
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (g)	705,000	787,584
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 4% 12/31/2047 (g)	3,900,000	3,422,055
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2036 (g)	1,260,000	1,284,012
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2043 (g)	10,415,000	10,475,758
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2047 (g)	2,335,000	2,342,431
California Municipal Finance Authority (United Airlines Holdings Inc Proj.) Series 2019, 4% 7/15/2029 (g)	540,000	544,150
Foothill/Estrn Transn CA Toll 4% 1/15/2043	250,000	251,063
Foothill/Estrn Transn CA Toll Series 2013 B 2, 3.5% 1/15/2053 (c)	450,000	388,055
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	3,191,000	3,091,544
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	1,414,000	1,381,175
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured) (g)	1,000,000	1,107,795
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	34,626
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	28,742
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	22,886
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	20,000	22,745
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	30,000	33,899
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	20,000	22,463
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	35,000	39,105
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	34,626
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	28,742
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	22,886
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	50,000	56,862
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	45,000	50,849
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	30,000	33,518
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (g)	2,000,000	1,964,347
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (g)	2,600,000	2,609,337
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (g)	2,150,000	2,200,200
Los Angeles CA Dept Arpts Rev 5.25% 5/15/2043 (g)	1,500,000	1,626,046
Los Angeles CA Dept Arpts Rev 5.5% 5/15/2055 (g)	1,250,000	1,340,435
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2044 (g)	3,555,000	3,603,424
Los Angeles CA Dept Arpts Rev Series 2018 A, 5.25% 5/15/2038 (g)	375,000	389,120
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2044 (g)	1,565,000	1,580,401
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (g)	725,000	751,916
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (g)	850,000	769,711
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (g)	385,000	407,509
Los Angeles CA Dept Arpts Rev Series 2020C, 4% 5/15/2050 (g)	750,000	676,148
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2037 (g)	770,000	818,102
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2036 (g)	365,000	395,552
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2037 (g)	270,000	291,005
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2038 (g)	595,000	637,972
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2039 (g)	885,000	944,644
Los Angeles CA Dept Arpts Rev Series 2021 D, 4% 5/15/2040 (g)	1,000,000	994,790
Los Angeles CA Dept Arpts Rev Series 2022 G, 4% 5/15/2047 (g)	2,000,000	1,851,426
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2047 (g)	500,000	513,828
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2036 (g)	400,000	449,290
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2040 (g)	300,000	328,657
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2047 (g)	2,925,000	3,097,303
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2041 (g)	2,000,000	1,964,347
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2037	560,000	569,659
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2038	2,150,000	2,175,540
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	1,960,000	1,792,472
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2037 (g)	590,000	609,618
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (g)	1,055,000	1,155,801
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (g)	1,965,000	2,099,505
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2041 (g)	355,000	345,450
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2046 (g)	405,000	373,385
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2056 (g)	805,000	714,078
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (g)	505,000	516,825
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2051 (g)	505,000	513,096
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2053 (g)	1,400,000	1,438,225
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (g)	1,500,000	1,732,131
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (g)	670,000	767,363
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (g)	2,350,000	2,551,548
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.5% 7/1/2055 (g)	2,075,000	2,233,388
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (g)	860,000	903,521
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (g)	360,000	364,540
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (g)	2,215,000	2,234,839
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	2,245,000	2,306,881
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (g)	2,990,000	3,136,686
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (g)	2,005,000	2,142,842
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2048 (g)	1,085,000	1,094,001
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (g)	1,750,000	1,751,431
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (g)	1,500,000	1,505,720
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5.25% 5/1/2042 (g)	2,000,000	2,024,820
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (g)	2,100,000	2,127,768
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 1/1/2037 (g)	280,000	292,238
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	9,525,000	9,623,833
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2031 (g)	1,775,000	1,961,930
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2034 (g)	1,650,000	1,796,887
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2035 (g)	2,410,000	2,614,628
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2033 (g)	4,750,000	5,362,113
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2042 (g)	2,110,000	2,306,430
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2043 (g)	1,570,000	1,702,450
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (g)	5,050,000	5,463,482
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2040 (g)	2,500,000	2,759,371
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2041 (g)	3,500,000	3,826,316
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (g)	1,500,000	1,623,407
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (g)	5,120,000	5,503,128
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (g)	500,000	532,586
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (g)	1,920,000	2,016,233
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (g)	13,080,000	14,891,228
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.5% 5/1/2055 (g)	10,350,000	11,128,976
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2038 (g)	915,000	954,660
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2039 (g)	1,045,000	1,087,055
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2040 (g)	485,000	501,773
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2045 (g)	2,000,000	2,032,233
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (g)	4,955,000	5,005,864
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (g)	1,400,000	1,410,398
		197,044,497
Water & Sewer - 0.3%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2041	1,165,000	1,192,943
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2043	10,000,000	10,077,148
California Pollution Control Financing Authority Series 2019, 5% 11/21/2045 (h)	1,930,000	1,953,860
California Pollution Control Financing Authority Series 2019, 5% 7/1/2029 (h)	255,000	262,619
California Pollution Control Financing Authority Series 2019, 5% 7/1/2039 (h)	1,760,000	1,808,736
City of Los Angeles CA Wastewater System Revenue Series 2018A, 5% 6/1/2048	2,025,000	2,076,338
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2043	1,000,000	1,055,836
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 6.603% 7/1/2050	7,250,000	7,911,105
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2043	1,100,000	1,169,424
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2041	1,500,000	1,648,800
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2043	3,000,000	3,230,468
Richmond Calif Wastewater Rev Series 2017A, 5.25% 8/1/2047	1,400,000	1,427,875
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2048	750,000	812,598
San Diego County Water Authority 5% 5/1/2047	1,780,000	1,895,335
Southern Calif Wtr Replenishment Dist Fing Auth Replenishment Assmt Rev Series 2018, 5% 8/1/2048	3,615,000	3,712,251
		40,235,336
TOTAL CALIFORNIA		776,887,417
California,New Hampshire - 0.0%
Housing - 0.0%
National Fin Auth NH Hosp Rev Series 4 Class BCA, 3.81% 7/20/2040 (c)	625,000	576,400
Colorado - 1.8%
Education - 0.2%
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2047	1,180,000	1,193,843
Colorado Edl & Cultural Fac Auth Rev Series 2012, 5% 7/15/2037	115,000	115,144
Colorado Edl & Cultural Fac Auth Rev Series 2013, 5% 6/1/2029	190,000	190,234
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 11/15/2031	395,000	396,840
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2030	85,000	85,099
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2034	105,000	105,265
Colorado Edl & Cultural Fac Auth Rev Series 2017 A, 5% 3/1/2043	890,000	903,604
Colorado Edl & Cultural Fac Auth Rev Series 2018 A, 4% 12/1/2048	730,000	652,720
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2038	65,000	66,502
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2048	75,000	75,253
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2053	80,000	80,064
Colorado Edl & Cultural Fac Auth Rev Series A, 5% 12/1/2038	215,000	215,127
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2052	300,000	260,952
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2056	300,000	257,883
Colorado Edl & Cultural Facs Auth Rev 5.25% 12/1/2052	1,825,000	1,894,135
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2040	370,000	381,355
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2050	765,000	769,011
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2055	1,130,000	1,134,214
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2050	100,000	86,895
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2055	185,000	157,502
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2040	755,000	773,473
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2050	3,870,000	3,863,869
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2055	305,000	302,628
Colorado Edl & Cultural Facs Auth Rev Series 2021A, 4% 12/1/2041	355,000	343,236
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.25% 7/1/2043	1,745,000	1,652,393
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.5% 7/1/2058	1,470,000	1,347,809
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5% 1/15/2044	570,000	597,932
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.75% 4/1/2059 (h)	550,000	536,366
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.8% 4/1/2054 (h)	600,000	593,054
Colorado Edl & Cultural Facs Auth Rev Series 2025A, 5.25% 12/1/2045	700,000	706,060
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (c)	675,000	666,392
		20,404,854
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	635,000	649,401
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	1,205,000	1,217,789
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2046	2,500,000	2,384,066
Colorado Springs Colo Utils Series 2022B, 5.25% 11/15/2052	1,000,000	1,056,550
Colorado Springs Colo Utils Series 2024A, 5.25% 11/15/2054	500,000	534,966
Public Auth For CO Energy Nat Gas Pur Rev 6.25% 11/15/2028 (Merrill Lynch & Co Inc Guaranteed)	715,000	755,961
		6,598,733
General Obligations - 0.3%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	3,110,000	3,775,347
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	3,080,000	3,429,080
Adams Cnty Colo Sch Dist No Oo1 Series 2017, 5.25% 12/1/2040	1,000,000	1,010,437
Cherry Creek CO Sch Dist No 5 Series 2017 B, 2.3% 12/15/2028	1,000,000	974,846
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2022, 6% 12/15/2040	4,940,000	5,738,352
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 A, 5% 12/1/2054 (Assured Guaranty Inc Insured)	920,000	930,096
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.5% 12/15/2044 (Assured Guaranty Inc Insured)	700,000	693,441
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.75% 12/15/2054 (Assured Guaranty Inc Insured)	1,315,000	1,316,239
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	130,000	134,573
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	3,295,000	3,152,336
Colorado St Bldg Excellent Schs Today Ctfs Partn Series 2017 J, 5.25% 3/15/2042	1,500,000	1,522,755
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2047	2,350,000	2,609,248
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,090,000	5,630,846
Public Auth For CO Energy Nat Gas Pur Rev 6.5% 11/15/2038	2,785,000	3,402,852
Sterling Ranch Cmnty Auth Brd CO Spl Assmt Rev 5.625% 12/1/2043	648,000	665,613
		34,986,061
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	8,305,000	7,523,104
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2038	2,550,000	2,583,920
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	1,000,000	939,671
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,770,000	1,873,799
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,750,000	2,713,652
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	1,690,000	1,519,123
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2034	1,750,000	2,046,871
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2039	2,355,000	2,618,491
Colorado Health Facilities Authority (Advent Health Proj.) Series A, 5% 11/15/2041	1,475,000	1,481,976
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2052	2,680,000	2,764,341
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.5% 11/1/2047	2,225,000	2,352,630
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	6,350,000	5,762,283
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,975,000	1,548,557
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	8,615,000	7,542,280
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,041,242
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2038	2,790,000	2,894,162
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	504,745
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (c)	50,000	50,155
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5.25% 12/1/2054	1,000,000	1,035,231
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2036	250,000	254,995
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2037	1,975,000	2,007,310
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	95,000	96,843
Colorado Health Facilities Authority Series 2018 A 1, 5% 9/15/2048	1,195,000	1,103,915
Colorado Health Facilities Authority Series 2018 A, 5% 12/1/2048	350,000	346,595
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2044	1,350,000	1,241,792
Colorado Health Facilities Authority Series 2019 A 2, 3.25% 8/1/2049	400,000	314,749
Colorado Health Facilities Authority Series 2020, 4% 10/1/2035	160,000	160,920
Colorado Health Facilities Authority Series 2020, 4% 10/1/2037	95,000	94,208
Colorado Health Facilities Authority Series 2020, 4% 10/1/2038	70,000	68,735
Colorado Health Facilities Authority Series 2020, 4% 10/1/2039	70,000	68,952
Colorado Health Facilities Authority Series 2020, 4% 10/1/2040	60,000	58,932
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2031	50,000	50,980
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2032	60,000	61,029
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2033	60,000	60,694
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2034	65,000	65,495
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2035	65,000	65,237
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2036	70,000	69,530
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2041	115,000	107,292
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2048	180,000	153,133
Colorado Health Facs Auth Rev Series 2013, 8% 8/1/2043	1,340,000	849,182
Colorado Health Facs Auth Rev Series A, 5.75% 12/1/2035 (h)	215,000	166,583
Colorado Health Facs Auth Rev Series A, 6.125% 12/1/2045 (h)	950,000	686,274
Colorado Health Facs Auth Rev Series A, 6.25% 12/1/2050 (h)	790,000	554,523
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	165,000	160,306
Denver CO Hlth Hsp Ath Hlcr Rv Series 2025A, 5.125% 12/1/2050	375,000	380,259
Denver CO Hlth Hsp Ath Hlcr Rv Series A, 5.25% 12/1/2045	255,000	255,093
Fruita Colo Healthcare Rev 5.5% 1/1/2048 (h)	350,000	339,503
		58,639,292
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	185,000	186,635
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	440,000	444,137
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 B, 3% 5/1/2051	665,000	655,160
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022 CL 1 B, 3.25% 5/1/2052	1,105,000	1,092,110
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2023 D, 5.75% 5/1/2053	3,795,000	4,008,041
Gunnison County Housing Authority Series 2025, 5.125% 6/1/2055 (Build America Mutual Assurance Co Insured)	1,260,000	1,304,433
		7,690,516
Lease Revenue - 0.1%
Adams & Arapahoe Joint School District 28j Aurora Series 2025, 5.5% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,840,000	1,982,555
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2036	2,115,000	2,518,212
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2041	6,000,000	6,913,077
Denver Co City & Cnty Ctfs Ptn Series 2018A, 5.375% 6/1/2043	2,000,000	2,012,164
		13,426,008
Other - 0.2%
Adams 12 Five Star Schs Colo Series 2025, 5.25% 12/15/2038	1,620,000	1,873,055
Canyons Metropolitan District No 5 Series 2024B, 6.5% 12/15/2054	600,000	601,245
City Center West Residential Metropolitan District No 2 Series 2025, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	198,000	214,655
City Center West Residential Metropolitan District No 2 Series 2025, 5.5% 12/1/2045 (Assured Guaranty Inc Insured)	400,000	429,296
City Center West Residential Metropolitan District No 2 Series 2025, 5.75% 12/1/2049 (Assured Guaranty Inc Insured)	780,000	839,746
Colorado Edl & Cultural Facs Auth Rev 6.875% 2/1/2059 (h)	3,365,000	3,540,631
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2045	420,000	426,950
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2050	570,000	570,168
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2055	385,000	381,741
Colorado Health Facilities Authority Series 2025A, 5.25% 5/15/2048	165,000	167,123
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (c)	850,000	854,578
Foster Farm Business Improvement District Gen. Oblig. Series 2025A, 0% 12/1/2055 (h)(j)	2,500,000	1,756,043
Hogback Met Dist Colo Series 2021 A, 5% 12/1/2051	500,000	470,113
Johnstown Plaza Met Dist Colo Series 2022, 4.25% 12/1/2046	649,000	574,428
Lakes At Centerra Met Dist No2 Colo Series 2024A, 5% 12/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,523,814
Mesa Cnty Colo Sch Dist No 50 Series 2024, 5.5% 12/1/2049	1,600,000	1,734,676
Middle-Income Housing Authority Series 2025A, 4.5% 7/1/2035	1,080,000	1,105,263
Palisade Metropolitan District No 2 0% 12/15/2054 (h)(j)	700,000	666,801
Parterre Metropolitan District No 5 5.875% 12/1/2045	500,000	523,365
Pinnacle Farms Metropolitan District No 1 6.5% 12/1/2055 (h)	1,900,000	1,953,017
Redtail Ridge Metropolitan District 0% 12/1/2032 (l)	2,225,000	1,387,089
St Vrain Lakes Metropolitan District No 4 Series 2024A, 0% 9/20/2054 (h)(j)	1,000,000	705,391
Sterling Ranch Community Authority Board Series 2024A, 5.75% 12/1/2054 (h)	600,000	605,090
Vail Home Partners Corp Series 2025, 5.875% 10/1/2055 (h)	1,375,000	1,401,139
Villages Castle Rock Met Dist CO No 6 Series 2021A, 4.125% 12/1/2051 (h)	700,000	628,861
Whispering Pines Metropolitan District No 1 Series 2023, 5% 12/1/2052 (Assured Guaranty Inc Insured)	255,000	261,006
		25,195,284
Special Tax - 0.2%
Berthoud-Heritage Metropolitan District No 1 Series 2019, 5.625% 12/1/2048	1,215,000	1,195,264
Citadel On Colfax Business Impt Dist Colo Spl Rev & Tax Supported Series 2020 A, 5.35% 12/1/2050	250,000	238,994
Colorado Intl Ctr Metro Dist No 14 Series 2018, 5.875% 12/1/2046	990,000	990,789
Copper Ridge Met Dist Colo Taxincrement & Sales Tax Supported Rev Series 2019, 5% 12/1/2039	500,000	501,159
Denver Colo City & Cnty Dedicated Tax Rev Series 2018 A 1, 5% 8/1/2048	5,500,000	5,519,914
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2040	345,000	346,464
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	501,827
Jones District Community Authority Board Series 2020 A, 0% 12/1/2050 (j)	500,000	487,371
Painted Prairie Met Dist No 2 Series 2018, 5.25% 12/1/2048	500,000	477,943
Park Creek Met Dist Colo Rev 4% 12/1/2037 (Assured Guaranty Inc Insured)	250,000	253,509
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	1,125,000	1,125,001
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2030	310,000	315,921
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2031	350,000	356,407
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2032	370,000	376,444
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2033	375,000	381,086
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2034	305,000	309,589
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2035	345,000	349,681
Peak Met Dist No 1 Colo Series 2021A, 5% 12/1/2051 (h)	500,000	427,475
Pueblo CO Urban Renewal Auth Tax Increment Rev Series 2021 A, 4.75% 12/1/2045 (h)	820,000	778,787
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2036	500,000	482,072
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2051	1,250,000	1,043,419
Regional Transn Dist CO Sales Series 2013A, 5% 11/1/2031	1,560,000	1,771,128
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2036	585,000	594,297
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2046	2,475,000	2,491,572
Riverwalk Met Dist No 2 Colo Spl Rev Series 2022 A, 5% 12/1/2052	890,000	767,286
Southern Ute Indian Tribe of Southern Ute Indian Reservn Colo Gen. Oblig. 5% 4/1/2035 (h)	2,300,000	2,517,985
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	192,943
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	457,000	463,537
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	9,000	9,189
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	127,000	129,635
		25,396,688
Transportation - 0.3%
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2047	3,670,000	3,666,007
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2051	2,625,000	2,605,033
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2056	3,260,000	3,243,297
Denver CO City & Cnty Arpt 5.75% 11/15/2038 (g)	500,000	564,844
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (g)	575,000	641,552
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (g)	420,000	428,497
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (g)	355,000	369,665
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (g)	945,000	1,031,612
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (g)	1,370,000	1,549,880
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	605,000	627,628
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	500,000	562,059
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (g)	2,715,000	2,807,650
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2047 (g)	740,000	685,392
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2053 (g)	695,000	629,221
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2047 (g)	500,000	513,408
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (g)	1,075,000	1,222,796
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (g)	920,000	1,026,482
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2040 (g)	2,650,000	2,925,119
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2042 (g)	1,250,000	1,356,956
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2032 (g)	1,000,000	1,115,441
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2035 (g)	2,500,000	2,828,632
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2036 (g)	750,000	842,258
Denver CO City & Cnty Arpt Series 2023B, 5.5% 11/15/2042 (g)	765,000	832,487
Denver CO United Air Lines Series 2017, 5% 10/1/2032 (g)	4,525,000	4,529,922
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	1,695,000	1,836,349
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 3% 7/15/2037	240,000	217,961
		38,660,148
Water & Sewer - 0.1%
Colorado Wtr Res & Pwr Dev Auth Wtr Res Auth 5% 9/1/2055 (AGM Group Holdings Inc Insured), (Assured Guaranty Inc Insured)	205,000	212,703
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	1,850,000	1,974,361
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2042	1,000,000	850,759
Denver CO City & Cnty Brd Wtr Series 2020 A, 3% 9/15/2047	1,200,000	921,455
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	4,065,000	4,275,729
		8,235,007
TOTAL COLORADO		239,232,591
Connecticut - 0.7%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	70,000	70,301
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	75,000	75,111
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,390,000	1,231,351
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	795,000	768,382
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,280,000	1,204,816
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	185,000	171,889
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	55,000	58,619
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	85,000	90,174
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	85,000	89,834
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	65,000	68,475
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	35,000	38,116
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	25,000	27,161
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	35,000	37,896
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	55,000	59,327
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,100,000	950,796
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2044	1,335,000	1,064,947
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,255,000	944,788
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	30,000	30,322
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	30,000	30,209
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	15,000	15,076
Connecticut St Hr Ed Supp Loan Series 2019 B, 3.25% 11/15/2035 (g)	140,000	128,574
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	65,000	65,486
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	60,000	60,721
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	40,000	41,288
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	80,000	82,467
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	50,000	51,549
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	60,000	61,685
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	65,000	66,778
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	20,000	20,511
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	85,000	87,030
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	425,000	431,687
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	1,475,000	1,425,303
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2048	250,000	234,782
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	60,000	61,186
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	155,000	158,946
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	120,000	123,021
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,075,000	1,101,050
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	70,000	71,553
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	245,000	249,805
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	1,390,000	1,414,607
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	140,000	142,146
		13,107,765
General Obligations - 0.1%
Connecticut St Gen. Oblig. 5% 6/15/2032	150,000	171,447
Connecticut St Gen. Oblig. 5% 6/15/2040	300,000	327,420
Connecticut St Gen. Oblig. 5% 9/15/2028	705,000	751,508
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	40,000	40,359
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	535,000	556,029
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,300,000	1,240,148
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	645,000	591,155
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	755,000	673,373
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,330,000	1,509,365
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2032	1,750,000	1,993,201
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	1,850,000	2,125,046
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	15,000	15,453
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	905,000	914,994
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	645,000	658,867
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	130,000	133,610
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	2,340,000	2,610,581
West Haven CT Series 2020, 4% 3/15/2040 (Build America Mutual Assurance Co Insured)	160,000	161,399
		14,473,955
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (h)(i)	845,000	464,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (h)(i)	490,000	269,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (h)(i)	1,125,000	618,750
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	170,000	168,171
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	940,000	917,929
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	235,000	220,460
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,207,186
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	195,000	196,698
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	1,400,000	1,391,580
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	100,000	109,648
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2046 (h)	190,000	182,095
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2053 (h)	230,000	213,818
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2031	555,000	558,953
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2032	580,000	583,892
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2033	365,000	367,293
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2034	255,000	256,414
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2043	2,340,000	2,308,426
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	1,325,000	1,205,187
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2040	1,265,000	1,245,462
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2050	1,330,000	1,178,820
		13,665,032
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	35,000	35,270
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	580,000	571,118
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2023 B, 5.75% 11/15/2053	1,345,000	1,428,069
		2,034,457
Other - 0.1%
Connecticut St Health & Edl Facs Auth Revenue Series A 1, 5% 7/1/2044	1,700,000	1,673,915
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2024 D D 1, 4.8% 11/15/2054	1,150,000	1,161,952
Mohegan Tribal Finance Authority Series 2015, 7% 2/1/2045 (h)	1,960,000	1,975,397
New Canaan Conn Hsg Auth Multifamily Hsg Rev 4% 12/1/2034	3,000,000	3,098,250
Norwalk Conn Hsg Auth Multifamily Tax Exempt Bonds Series 05FN Class PT, 4.4% 9/1/2042	555,000	567,759
Stamford CT Housing Auth 4.75% 10/1/2032	1,705,000	1,757,119
Stamford CT Housing Auth Series 2025 D, 4.25% 10/1/2030	775,000	782,496
		11,016,888
Special Tax - 0.3%
Connecticut St Gen. Oblig. 3% 1/15/2042	4,000,000	3,426,982
Connecticut St Spl Tax Oblig 4% 5/1/2040	3,250,000	3,300,265
Connecticut St Spl Tax Oblig 5% 1/1/2038	1,865,000	1,930,545
Connecticut St Spl Tax Oblig 5.25% 7/1/2040	4,000,000	4,461,500
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	1,495,000	1,575,204
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2035	1,025,000	1,116,438
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,445,000	5,154,603
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,670,000	6,229,293
Great Pond Impt Dist CT Spl Oblig Rev 5.5% 10/1/2042 (h)	555,000	571,076
Great Pond Impt Dist CT Spl Oblig Rev 5.75% 10/1/2052 (h)	1,290,000	1,321,929
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (h)	490,000	495,790
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (h)	1,820,000	1,845,368
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (h)	1,365,000	1,173,809
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (h)	120,000	125,505
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (h)	660,000	704,700
		33,433,007
Transportation - 0.0%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (g)	410,000	363,097
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 5% 7/1/2049 (g)	480,000	483,159
		846,256
TOTAL CONNECTICUT		88,577,360
Delaware - 0.3%
Education - 0.0%
Delaware St Econ Dev Auth Rev Series A, 5% 9/1/2046	100,000	100,123
Delaware St Economic Dev Auth Charter Sch Rev 4% 9/1/2051	400,000	337,258
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 4% 9/1/2030	35,000	35,382
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2040	185,000	189,390
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2050	245,000	245,174
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 3% 6/1/2032	300,000	274,650
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2052	130,000	97,870
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2057	1,140,000	831,599
		2,111,446
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	706,000	761,574
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	706,000	776,626
		1,538,200
Health Care - 0.1%
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2018 B, 5% 11/15/2048	2,495,000	2,468,209
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2037	140,000	142,419
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2043	1,700,000	1,687,294
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2048	2,500,000	2,433,852
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2050	930,000	898,201
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2045	2,785,000	2,860,221
Delaware St Hlth Facs Auth Rev Series 2018, 4.375% 6/1/2048	350,000	323,282
Sussex Cnty DE Rev Series 2016, 5% 1/1/2036	1,220,000	1,224,166
		12,037,644
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2024 C, 4.6% 7/1/2049	1,720,000	1,703,112
Delaware State Hsg Auth Rev Series 2025 A, 5.75% 1/1/2056	1,985,000	2,170,076
Delaware State Hsg Auth Rev Series 2025B, 6% 1/1/2056	1,975,000	2,194,873
Delaware State Hsg Auth Rev Series 2025C, 6% 1/1/2056	500,000	552,819
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2032	35,000	35,461
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2040	160,000	160,738
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2048	415,000	394,513
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2053	910,000	845,152
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2058	1,470,000	1,346,831
		9,403,575
Other - 0.1%
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2023B, 5.25% 11/15/2053	3,330,000	3,348,860
Delaware State Housing Authority Series 2023, 4.65% 1/1/2041	5,050,842	5,341,418
		8,690,278
Special Tax - 0.0%
Bridgeville DE Spl Oblig Series 2024, 5.25% 7/1/2044 (h)	375,000	379,425
Delaware Trans Auth Tran Sys Rev 3% 7/1/2043	3,000,000	2,582,165
		2,961,590
Transportation - 0.0%
Delaware Trans Auth US 301 Rev 5% 6/1/2055 (DE TT Trust 301 Project Guaranteed)	3,313,000	3,313,187
Delaware Trans Auth US 301 Rev Series 2015, 5% 6/1/2045	740,000	740,128
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2034	590,000	643,791
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2035	590,000	640,927
		5,338,033
TOTAL DELAWARE		42,080,766
District Of Columbia - 0.5%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	55,000	55,791
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	60,000	61,704
District Columbia Rev Series 2016A, 5% 6/1/2036	420,000	421,633
District Columbia Rev Series 2016A, 5% 6/1/2041	275,000	275,378
District Columbia Rev Series 2016A, 5% 6/1/2046	405,000	404,434
District Columbia Rev Series 2017 B, 5% 7/1/2042	2,230,000	2,247,640
District Columbia Rev Series 2017 B, 5% 7/1/2048	1,735,000	1,736,541
District Columbia Rev Series 2019, 4% 7/1/2039	1,020,000	988,862
District Columbia Rev Series 2019, 4% 7/1/2049	95,000	81,014
District Columbia Rev Series 2020, 5% 6/1/2055	300,000	281,946
District Columbia Rev Series 2024A, 6% 6/1/2058	550,000	552,280
District Columbia Univ Rev Series 2017, 5% 4/1/2035	640,000	653,852
District of Columbia (Provident Group-Howard Properties LLC Proj.) Series 2013, 5% 10/1/2045	490,000	460,338
District of Columbia Series 2013, 5% 10/1/2030	545,000	545,062
District of Columbia Series 2013, 5% 10/1/2035	960,000	960,035
		9,726,510
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	130,000	134,353
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	30,000	30,508
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	920,000	935,699
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	920,000	967,164
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	1,220,000	1,309,995
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	2,820,000	3,073,906
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,260,000	2,436,967
		8,888,592
Health Care - 0.1%
District Columbia Rev (Medstar Health Inc Proj.) 2.75% 8/15/2038, LOC TD Bank NA VRDN (c)	11,000,000	11,000,001
District Columbia Rev Series 2017A, 4.125% 7/1/2027	105,000	105,138
District Columbia Rev Series 2017A, 5% 7/1/2032	535,000	542,619
District Columbia Rev Series 2017A, 5% 7/1/2037	555,000	559,221
District Columbia Rev Series 2017A, 5% 7/1/2042	1,055,000	1,051,500
District Columbia Rev Series 2017A, 5% 7/1/2052	2,115,000	1,961,084
		15,219,563
Other - 0.1%
District Columbia Hsg Fin Agy Multifamily Series 2024FN Class PT, 4.8% 6/1/2045	390,085	403,536
District Columbia Income Tax Rev 5% 6/1/2045	8,250,000	8,869,891
District Columbia Rev 5.125% 1/1/2035	130,000	120,974
District Columbia Rev 5.25% 1/1/2039	85,000	75,888
		9,470,289
Special Tax - 0.1%
District Columbia Income Tax Rev Series 2022A, 5.5% 7/1/2047	1,000,000	1,078,466
District Columbia Income Tax Rev Series 2023 A, 5.25% 5/1/2048	6,095,000	6,514,390
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	3,025,000	3,267,975
District Columbia Tax Incremental Rev Series 2021 A, 0% 6/1/2031 (h)(j)	100,000	96,500
District Columbia Tax Incremental Rev Series 2021 A, 0% 6/1/2046 (h)(j)	500,000	403,379
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2041 (h)(j)	400,000	253,668
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2049 (h)(j)	875,000	537,499
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	3,825,000	4,010,560
Washington Metropolitan Area Transit Authority Series 2023 A, 5.5% 7/15/2051	3,100,000	3,315,104
		19,477,541
Tobacco Bonds - 0.0%
DC Tob Settlement Fing Corp Series 2006 A, 0% 6/15/2046 (l)	22,030,000	5,163,343
DC Tob Settlement Fing Corp Series 2006 B, 0% 6/15/2046 (l)	3,230,000	699,376
		5,862,719
TOTAL DISTRICT OF COLUMBIA		68,645,214
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	255,000	263,248
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	1,500,000	1,622,792
Washington Metropolitan Area Transit Authority Series 2023 A, 4.125% 7/15/2047	2,785,000	2,675,930
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,520,000	4,675,101
		9,237,071
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		9,237,071
District Of Columbia,Virginia - 0.5%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (j)	1,270,000	1,309,610
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (g)	540,000	559,727
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	810,000	839,433
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	270,000	285,554
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (g)	1,005,000	1,040,267
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (g)	175,000	180,909
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (g)	270,000	278,376
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (g)	135,000	138,998
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (g)	305,000	312,986
Metropolitan Wash DC Arpts Ath 5% 10/1/2042 (g)	1,000,000	1,009,792
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2028 (g)	1,685,000	1,782,068
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2035 (g)	250,000	264,619
Metropolitan Wash DC Arpts Ath Series 2020 A, 4% 10/1/2038 (g)	1,800,000	1,803,777
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (g)	1,375,000	1,329,859
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2031 (g)	1,000,000	1,104,056
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2032 (g)	3,000,000	3,348,293
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (g)	4,000,000	4,164,652
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (g)	3,400,000	3,646,954
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2030 (g)	3,400,000	3,709,171
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2049 (g)	2,500,000	2,611,284
Metropolitan Wash DC Arpts Ath Series 2024A, 5.5% 10/1/2054 (g)	3,675,000	3,875,507
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2043 (g)	6,115,000	6,767,577
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (g)	1,530,000	1,680,032
Metropolitan Wash DC Arpts Ath Series A, 5% 10/1/2032 (g)	250,000	253,349
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev (Mwaa Dulles Toll 2nd Sr Lien Proj.) 0% 10/1/2040 (l)	705,000	367,699
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2038 (l)	1,405,000	829,377
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2049	395,000	355,866
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2053 (Assured Guaranty Inc Insured)	550,000	487,399
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	480,000	485,858
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2044 (j)	4,605,000	4,912,846
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2009B, 0% 10/1/2039 (l)	280,000	156,111
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	505,000	536,744
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	635,000	673,250
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	70,000	74,025
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	110,000	116,070
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	110,000	115,297
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	95,000	99,003
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	5,015,000	5,131,076
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	2,760,000	2,005,363
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	8,400,000	7,431,947
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	250,000	216,303
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	5,635,000	5,010,497
		69,991,971
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		71,301,581
Florida - 3.1%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	760,000	810,330
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	100,000	106,424
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2032	100,000	106,051
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2033	100,000	105,607
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	190,000	199,942
Cap Proj Fin Auth FL Student Hsg Rev Series 2024 A 1, 5% 6/1/2054 (h)	1,000,000	940,203
Capital Projs Fin Auth Fla Edlfacs Rev Series 2024, 5% 6/15/2054 (h)	625,000	576,375
Capital Trust Agency Inc Series 2020 A, 4% 8/1/2030	15,000	15,048
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2040	30,000	30,298
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2055	100,000	95,379
Capital Trust Authority Series 2024A, 5% 6/1/2064 (h)	625,000	553,491
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2042	890,000	965,850
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,360,000	1,428,541
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2047	250,000	243,986
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2052	235,000	224,991
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2056	345,000	327,886
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2045 (h)	650,000	672,418
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2055 (h)	650,000	659,589
Florida Dev Fin Corp Edl Facs Rev Series 2016 A, 4.75% 7/15/2036 (h)	350,000	345,313
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2040 (h)	105,000	100,629
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2050 (h)	210,000	183,214
Florida Dev Fin Corp Edl Facs Rev Series 2020A, 5% 6/15/2055	1,450,000	1,379,048
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2035	30,000	29,196
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2045	55,000	46,317
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2051 (h)	135,000	110,855
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2055	80,000	63,142
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 2/1/2057	1,460,000	1,384,794
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2042	915,000	914,396
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2051	825,000	790,445
Florida Dev Fin Corp Edl Facs Rev Series 2025A, 6.125% 6/15/2050 (h)	1,300,000	1,339,654
Florida Dev Fin Corp Edl Facs Rev Series A, 6.125% 6/15/2047 (h)	250,000	246,030
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (h)	495,000	478,392
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2037	240,000	233,843
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2038	335,000	323,166
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2039	400,000	381,527
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2044	625,000	559,947
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	35,000	35,969
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	195,000	205,255
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2033	270,000	282,134
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	225,000	234,435
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2036	170,000	175,647
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) 5% 6/1/2048 (h)	3,480,000	3,042,440
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.5% 6/1/2033 (h)	705,000	687,605
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.75% 6/1/2038 (h)	1,720,000	1,622,014
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	300,000	251,398
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 5% 3/1/2047	250,000	244,331
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	270,000	194,194
Florida Loc Govt Fin Commn Edl Facs Rev Series 2025A, 6.25% 6/15/2055 (h)	2,005,000	2,052,011
Jacksonville FL Edl Facs Rev (Jacksonville University Proj.) Series 2018B, 5% 6/1/2053 (h)	2,550,000	2,164,926
Miami-Dade Cnty Fla Indl Dev Auth Edl Facs Rev Series 2025, 6.25% 6/1/2055 (h)	750,000	759,077
Pinellas FL Ed Fac Series 2018A, 5% 12/15/2048 (h)	250,000	244,889
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	860,000	860,366
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	405,000	413,892
Volusia Cnty FL Edl Fac Ath Rv Series 2017, 5% 10/15/2047	665,000	671,318
		31,114,218
Electric Utilities - 0.1%
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2042	985,000	1,072,352
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2044	4,500,000	4,804,172
Florida St Mun Pwr Agy Rev 5% 10/1/2028	20,000	21,256
Ft Pierce Series 2022A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	965,000	892,420
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	280,000	290,192
Okaloosa FL Gas Dist Gas Sys Rev Series 2024B, 5.25% 10/1/2044 (Assured Guaranty Inc Insured)	1,140,000	1,240,507
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	800,000	818,185
		9,139,084
Escrowed/Pre-Refunded - 0.0%
County of Osceola FL Series 2014B 2, 6% 10/1/2036 (Pre-refunded to 10/1/2031 at 100) (j)	300,000	351,214
Orlando-Orange County Expressway Authority Series 2016 B, 5% 7/1/2034 (Pre-refunded to 7/1/2026 at 100)	530,000	537,437
		888,651
General Obligations - 0.1%
Bellalago Edl Facs Benefits Dist Fla Cap Impt Rev Series 2014, 4.375% 5/1/2030	220,000	220,171
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	325,000	328,459
Broward County FL School District Series 2022, 5% 7/1/2046	1,800,000	1,902,765
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,150,000	1,245,350
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	160,000	161,768
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	20,000	20,404
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	15,000	15,656
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	25,000	27,180
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	20,000	22,185
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	20,000	22,804
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	30,000	31,952
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2027	255,000	264,731
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	130,000	137,795
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	1,775,000	1,788,045
Miami-Dade Cnty FL Sch Dist Series 2022A, 5% 3/15/2035 (Build America Mutual Assurance Co Insured)	1,300,000	1,456,051
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.375% 7/1/2040	2,075,000	1,622,433
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series 2021A 1, 4% 10/1/2045 (Assured Guaranty Inc Insured) (g)	1,325,000	1,261,650
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	130,000	136,881
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	30,000	30,205
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	605,000	609,452
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	110,000	110,736
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	950,000	955,494
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	120,000	120,453
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	125,000	125,472
		12,618,092
Health Care - 0.6%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2040	140,000	132,238
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2046	190,000	160,362
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) 5% 12/1/2035	210,000	220,543
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 4% 12/1/2049	3,840,000	3,435,806
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2036	360,000	376,928
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2037	475,000	495,825
Alachua Cnty FL Hlth Fac Rev Series 2014, 6% 11/15/2034 (f)(i)	248,154	3,722
Alachua Cnty FL Hlth Fac Rev Series 2014, 6.375% 11/15/2049 (f)(i)	412,556	6,188
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	55,000	55,149
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	130,000	145,134
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	4,120,000	3,799,247
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	45,000	47,369
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	3,180,000	3,222,146
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	60,000	60,565
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,045,000	1,075,797
County of Pasco FL (H Lee Moffitt Cancer Ctr Proj.) Series 2023 A, 5.75% 9/1/2054 (Assured Guaranty Inc Insured)	4,180,000	4,494,008
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	705,000	631,592
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	3,875,000	3,328,731
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2036 (h)	170,000	158,684
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2041 (h)	100,000	85,729
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2046 (h)	105,000	81,904
Florida Dev Fin Corp Sr Living Rev Series 2021, 5% 6/1/2051 (h)	3,390,000	3,098,732
Florida Development Finance Corp Series 2022A, 4% 2/1/2046 (Assured Guaranty Inc Insured)	1,385,000	1,270,253
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	400,000	354,678
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	300,000	253,378
Florida Development Finance Corp Series 2022A, 5% 2/1/2052	195,000	189,180
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	120,000	120,749
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 3, 2.8% 11/15/2033 VRDN (c)	245,000	245,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2020C, 2.75% 11/1/2038, LOC TD Bank NA VRDN (c)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.5% 11/15/2054	2,240,000	2,405,016
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2050	525,000	477,381
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2055	3,455,000	2,933,080
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	155,000	159,372
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2044	440,000	441,826
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2049	445,000	436,170
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	65,000	65,420
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	405,000	420,082
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	205,000	208,599
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	85,000	85,065
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	310,000	224,341
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	1,565,000	1,579,016
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	500,000	500,552
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2053	3,000,000	3,060,747
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2039	1,355,000	1,367,148
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	3,000,000	2,635,752
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	4,015,000	4,201,174
Orange Cnty FL Health Facs Auth Rev Series 2022, 4% 10/1/2052	1,180,000	1,059,436
Orange Cnty FL Health Facs Auth Rev Series 2023A, 4% 8/1/2047	1,065,000	933,588
Orange Cnty FL Health Facs Auth Rev Series 2025A, 4.5% 10/1/2056	1,500,000	1,458,092
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2018 A, 5% 11/15/2045	1,180,000	1,180,552
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2020B, 5% 11/15/2042	190,000	192,588
Palm Beach Cnty FL Health Facs Series 2020 A, 5% 6/1/2055	305,000	281,024
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2031	120,000	119,804
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2036	690,000	663,893
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2041	375,000	333,843
Palm Beach Cnty FL Health Facs Series 2022, 4.25% 6/1/2056	2,995,000	2,422,126
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,915,000	7,019,459
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2047	2,105,000	2,127,521
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	270,000	264,908
Pompano Beach Fla Rev Series 2020, 4% 9/1/2040	40,000	37,263
Pompano Beach Fla Rev Series 2020, 4% 9/1/2050	1,130,000	917,829
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2051	1,065,000	857,019
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2056	1,465,000	1,148,056
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2037	195,000	195,925
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2042	225,000	224,479
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2047	450,000	423,587
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2052	950,000	864,996
Sarasota Cnty Public Hosp Board (Sarasota Memorial Hospital, FL Proj.) 5.5% 7/1/2028 (National Public Finance Guarantee Corporation Insured)	630,000	654,840
Seminole County Industrial Development Authority Series 2019A, 5.5% 11/15/2049	945,000	870,173
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	2,430,000	2,242,392
South Broward Hosp Dist FL Rev Series 2018, 4% 5/1/2048	875,000	823,708
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051	2,600,000	1,866,532
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,500,000	1,097,800
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	5,960,000	5,330,410
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	270,000	279,497
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	285,000	295,466
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	85,000	88,061
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	565,000	582,238
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2027	20,000	19,788
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2028	20,000	19,698
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2029	20,000	19,613
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2030	20,000	19,576
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2031	20,000	19,498
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2036	100,000	93,719
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2041	75,000	65,630
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2046	75,000	60,189
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2050	70,000	53,540
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	80,000	80,086
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	60,000	60,044
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	135,000	135,038
		87,653,902
Housing - 0.0%
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2036	965,000	1,020,744
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2038	965,000	1,006,762
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2039	600,000	624,078
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	340,000	341,346
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	820,000	809,543
Florida Hsg Fin Corp Rev Series 2021 2, 3% 7/1/2052	1,075,000	1,057,952
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025A, 4.88% 3/1/2046	1,375,000	1,380,803
		6,241,228
Industrial Development - 0.0%
Florida Dev Fin Corp Solid Waste Disp Rev Series 2023, 6.125% tender 7/1/2032 (c)(g)(h)	3,300,000	3,318,683
Other - 0.6%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2025 A, 5.75% 10/1/2053	4,785,000	4,997,454
Antillia Cmnty Dev Dist Fla Spl Assmt 5.875% 5/1/2054	875,000	891,717
Ave Maria Stewardship Cmnty Dist FL Cap Impt Rev 5.6% 5/1/2056	490,000	490,595
Avenir Community Development District 5.375% 5/1/2043	565,000	568,345
Avenir Community Development District 5.625% 5/1/2054	640,000	642,600
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5% 5/1/2044 (h)	365,000	366,469
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5.25% 5/1/2055 (h)	500,000	503,051
Braddock Lakes Community Development District 5.55% 5/1/2045	300,000	300,328
Braddock Lakes Community Development District 5.75% 5/1/2055	575,000	574,423
Brevard Cnty FL Hsg Rev Bonds 4.45% 1/1/2040	2,666,981	2,761,203
Cap Proj Fin Auth FL Student Hsg Rev Series 2023 A 1, 5% 11/1/2058	350,000	331,551
Capital Projects Finance Authority/Fl Series 2025 A, 7.25% 1/1/2055 (h)	1,300,000	1,359,444
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2041 (h)	380,000	328,244
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2051 (h)	530,000	392,772
Capital Tr Auth Fla Edl Facs Rev 5% 7/1/2045 (h)	1,400,000	1,362,367
Capital Tr Auth Fla Edl Facs Rev 5.125% 6/15/2050 (h)	500,000	458,210
Capital Tr Auth Fla Edl Facs Rev 5.375% 7/1/2065 (h)	235,000	229,191
Coastal Ridge Community Development District 6% 5/1/2055	700,000	720,922
Collier Cnty Fla Health Facs Auth Residential Care Fac Rev Series 2022, 4% 5/1/2052	1,400,000	1,184,842
Collier County Industrial Development Authority Series 2013A, 7.75% 5/15/2035 (f)(h)(i)	130,496	0
Collier County Industrial Development Authority Series 2013A, 8.125% 5/15/2044 (f)(h)(i)	201,337	0
County of Okaloosa FL Series 2025, 5.5% 5/15/2045 (h)	435,000	441,934
County of Okaloosa FL Series 2025, 5.75% 5/15/2055 (h)	675,000	685,611
County of Okaloosa FL Series 2025, 5.75% 5/15/2060 (h)	425,000	429,953
East Nassau Stewardship Dist Fla Spl Assmt Rev 6% 5/1/2045	1,750,000	1,816,903
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 3.4% 11/1/2041	425,000	357,704
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 4% 11/1/2051	370,000	308,511
Everest Gmr Cmnty Dev Dist FL Spl Assmt Rev Series 2023, 6.2% 5/1/2054	1,000,000	1,030,052
Firelight Community Development District 5.9% 5/1/2045	650,000	673,504
Firethorn Community Development District 5.6% 5/1/2055	225,000	225,205
Florida Local Government Finance Commissio 6.63% 11/15/2045 (h)	2,370,000	2,503,032
Florida Local Government Finance Commissio 6.88% 11/15/2064 (h)	700,000	732,080
Gainesville Fla Indl Dev Rev (Gainesville Jewish Student Foundation Inc Proj.) 2.75% 5/1/2033, LOC TD Bank NA VRDN (c)	150,000	149,999
Golden Gem Cmnty Dev Dist FL Spl Assmt Rev 6% 5/1/2055	1,000,000	1,017,324
Harbor Reserve Community Development District 5.75% 5/1/2056	555,000	553,188
Hickory Tree Community Development District 5.15% 5/1/2044	1,000,000	1,000,277
Hobe-St Lucie Conservancy Dist 5.6% 5/1/2044	775,000	798,782
JEA FL Wtr & Swr Sys Rev Series 2025A, 5% 10/1/2041	800,000	880,591
Kd52 Community Development District No 1 6.125% 5/1/2056	2,100,000	2,110,674
Kingston One Community Development District 6% 5/1/2057	2,000,000	2,058,213
Lakes of Sarasota Cmnty Dev Dist Fla Impt Rev 5.3% 5/1/2044	425,000	425,110
Lakes of Sarasota Community Development District 2 5.2% 5/1/2035	555,000	573,201
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 5.8% 5/1/2045	700,000	727,530
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6% 5/1/2056	1,050,000	1,088,714
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6.3% 5/1/2054	655,000	691,150
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev 3% 5/1/2031	350,000	331,442
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev Series 2021 A2, 3.125% 5/1/2031	290,000	276,368
Lee Cnty FL Ida Hlth Care Rev 4.75% 11/15/2029	235,000	236,376
Lee Cnty FL Ida Hlth Care Rev Series 2024 A, 5.25% 11/15/2054	805,000	808,863
Lee Cnty FL Ida Hlth Care Rev Series 2024B 2, 4.375% 11/15/2029	180,000	180,813
Lee Cnty FL Ida Hlth Care Rev Series 2024C, 5% 11/15/2054	2,365,000	2,284,670
Ltc Ranch West Residential Cmnty Dev Dist Spl Assmt Rev Fla 4.85% 5/1/2031	120,000	122,273
Malabar Springs Community Development District 5.5% 5/1/2054	395,000	389,586
Manatee Cnty Fla Rev Series 2023, 5.5% 10/1/2053	2,975,000	3,242,622
Miami-Dade Cnty FL Edl Fac Rev Series 2024 B, 5.25% 4/1/2044	2,000,000	2,170,933
Middleton Community Development District A 4.75% 5/1/2055	100,000	94,741
Midtown Miami Cmnty Dev Dst FL Series 2014A, 5% 5/1/2037	45,000	45,020
Mirada FL Cmnty Dev Dist Cap Impt Rev 6% 5/1/2055	695,000	705,188
New Port Corners Community Development District 5.5% 6/15/2055 (h)	950,000	950,847
North Ar-1 Pasco Cmnty Dev Dist Fla Cap Impt Rev 4% 5/1/2051	1,385,000	1,160,438
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2054	865,000	855,093
Palm Beach Cnty FL Edl Facs Auth Series 2024, 5% 10/1/2043	1,375,000	1,390,183
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 5.85% 5/1/2045	400,000	411,813
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 6.1% 5/1/2055	1,000,000	1,028,287
Radiance Community Development District 6.4% 5/1/2056 (h)	1,145,000	1,183,756
Seminole Palms Cmnty Dev Dist FL Spl Assmt 4.45% 5/1/2031 (h)	255,000	257,299
Seminole Palms Cmnty Dev Dist FL Spl Assmt 5.5% 5/1/2055 (h)	190,000	186,013
Shadowlawn Cmnty Dev Dist FL Spl Assmt Rev 5.85% 5/1/2054	570,000	571,599
Southern Grove Cmnty Dev Dist No 5 Fla Spl Assmt Series 2021, 4% 5/1/2048	750,000	637,055
St Lucie Cnty Fla Hsg Fin Auth Multifamily Hsg Rev Series 2024, 4.45% 1/1/2041	2,990,000	3,117,877
Two Rivs West Cmnty Dev Dist Fla Spl Assmt 5.625% 5/1/2044	500,000	512,413
V-Dana Cmnty Dev Dist Fla Splassmt 5.375% 5/1/2045	750,000	756,624
V-Dana Cmnty Dev Dist Fla Splassmt 5.55% 5/1/2055	1,250,000	1,256,605
Venice Fla Retirement Cmnty Rev Series 2024 B 2, 4.5% 1/1/2030 (h)	800,000	801,480
Venice Fla Retirement Cmnty Rev Series 2024A, 5.5% 1/1/2055 (h)	1,000,000	980,040
Venice Fla Retirement Cmnty Rev Series 2024A, 5.625% 1/1/2060 (h)	365,000	361,469
Viera Stewardship Dist FL Spl Assmt Rev 5.5% 5/1/2054	1,560,000	1,575,374
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.375% 5/1/2042	2,200,000	2,271,221
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.5% 5/1/2053	1,015,000	1,033,370
West Vlgs Impt Dist Fla Rev 5.625% 5/1/2054	570,000	573,326
Westside Haines City Cmnty Dev Dist FL Spl Assmt 5.75% 5/1/2044	400,000	409,744
Westview North Cmnty Dev Dist FL Spl Assmt Series 2022, 6% 6/15/2052	500,000	522,821
Westview South Cmnty Dev Dist FL Spl Assmt 5.6% 5/1/2053	765,000	779,513
		74,216,125
Resource Recovery - 0.0%
Florida Dev Fin Corp Solid Waste Disp Rev Series 2024A, 4.375% tender 10/1/2054 (c)(g)(h)	2,775,000	2,814,057
Special Tax - 0.2%
Boggy Creek Improvement District Series 2013, 5.125% 5/1/2043	1,140,000	1,140,099
Capital Region Cmnty Dev Dist FL Rev Series 2018 A 1, 5.125% 5/1/2039	130,000	132,102
Celebration Pointe Community Development District Series 2014, 5.125% 5/1/2045 (i)	130,000	104,000
Celebration Pointe Community Development District Series 2017, 5% 5/1/2032 (i)	135,000	108,000
Celebration Pointe Community Development District Series 2021, 3% 5/1/2031 (i)	55,000	44,000
Celebration Pointe Community Development District Series 2021, 3.375% 5/1/2041 (i)	200,000	160,000
Celebration Pointe Community Development District Series 2021, 4% 5/1/2053 (i)	810,000	648,000
Cityplace Cmnty Dev Dist Fla Spl Assmt Rev Series 2012, 5% 5/1/2026	160,000	161,028
County of Pasco FL Series 2023 A, 5% 9/1/2048 (Assured Guaranty Inc Insured)	1,210,000	1,240,953
Crossings Flmg Cmty Dv Dis FL Series A 1, 4.5% 5/1/2030	40,000	40,003
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.3% 5/1/2039	145,000	149,481
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.4% 5/1/2049	180,000	182,304
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023A 1, 5% 9/1/2027	10,000,000	10,153,544
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2015, 4.875% 5/1/2035	25,000	25,001
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2015, 4.875% 5/1/2045	35,000	34,228
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5% 5/1/2036	250,000	251,124
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5.125% 5/1/2046	400,000	400,178
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.25% 5/1/2037	500,000	507,840
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.375% 5/1/2047	1,185,000	1,191,154
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.3% 5/1/2039	140,000	142,968
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.45% 5/1/2048	240,000	243,201
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	160,000	163,933
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	450,000	452,863
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 3% 7/1/2037	1,000,000	952,343
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2029	45,000	45,031
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2037	25,000	25,011
Reunion East Cmnty Dev Dist FL Spl Assmt Series 2002A 2, 7.375% 5/1/2033 (f)(i)	205,000	1
Sawyers Landing Cmnty Dev Dist FL Spl Assmt Rev Series 2021, 4.125% 5/1/2041	430,000	404,980
Sterling Hill Cmnty Dev Dist FL Cap Impt Rev Series 2003 B, 5.5% (f)(i)	9,503	3,896
Tampa FL Tax Alloc 0% 9/1/2034 (l)	305,000	221,578
Tampa FL Tax Alloc 0% 9/1/2035 (l)	165,000	114,526
Tampa FL Tax Alloc 0% 9/1/2036 (l)	255,000	168,485
Tampa FL Tax Alloc 0% 9/1/2037 (l)	685,000	429,794
Tampa FL Tax Alloc 0% 9/1/2038 (l)	230,000	136,892
Tampa FL Tax Alloc 0% 9/1/2039 (l)	220,000	124,209
Tampa FL Tax Alloc 0% 9/1/2040 (l)	290,000	153,791
Tampa FL Tax Alloc 0% 9/1/2041 (l)	165,000	82,036
Tampa FL Tax Alloc 0% 9/1/2042 (l)	165,000	76,607
Tampa FL Tax Alloc 0% 9/1/2045 (l)	120,000	45,916
Tampa FL Tax Alloc 0% 9/1/2049 (l)	1,835,000	559,303
Tampa Sports Auth Rev Series 1995, 6.1% 10/1/2026	45,000	45,846
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 3.125% 5/1/2041	100,000	83,075
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 4% 5/1/2053	290,000	234,854
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.2% 5/1/2039 (h)	500,000	496,907
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (h)	100,000	103,333
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5% 5/1/2043 (h)	1,110,000	1,126,422
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5.25% 5/1/2054 (h)	2,490,000	2,498,431
Village Cmnty Dev Dist No 8 Fla Spl Assmt Rev Series 2020, 3.5% 5/1/2040 (Assured Guaranty Inc Insured)	945,000	929,988
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2034	1,650,000	1,758,025
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2035	1,600,000	1,702,615
		30,199,899
Transportation - 1.1%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (g)	365,000	365,526
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (g)	120,000	121,825
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (g)	120,000	123,906
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (g)	325,000	336,558
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (g)	90,000	92,929
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (g)	425,000	438,185
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (g)	160,000	164,711
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (g)	155,000	159,250
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (g)	185,000	189,579
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (g)	245,000	250,352
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (g)	270,000	275,350
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (g)	2,650,000	2,673,624
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (g)	805,000	806,962
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2028 (g)	360,000	379,432
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2038 (g)	640,000	669,895
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (g)	960,000	1,001,759
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2044 (g)	745,000	759,837
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (g)	1,695,000	1,712,738
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2040 (g)	3,175,000	3,176,379
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2045 (g)	5,300,000	5,270,120
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2032 (g)	2,500,000	2,641,588
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2033 (g)	2,075,000	2,186,218
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (g)	2,000,000	2,061,730
Capital Tr Agy FL Rev Series A, 5.35% 7/1/2029	870,000	871,131
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (g)	13,020,000	12,979,472
Florida St Dept Transn Tpk Rev Series 2019 B, 3% 7/1/2049	500,000	374,600
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2051	850,000	632,079
Florida St Dept Transn Tpk Rev Series 2024 C, 4% 7/1/2054	4,920,000	4,493,734
Florida St Dept Transn Tpk Rev Series 2024D, 4% 7/1/2050	3,105,000	2,928,527
Greater Orlando Aviation Auth 5% 10/1/2031 (g)	1,050,000	1,082,607
Greater Orlando Aviation Auth 5% 10/1/2032 (g)	295,000	303,833
Greater Orlando Aviation Auth 5% 10/1/2034 (g)	730,000	750,014
Greater Orlando Aviation Auth 5% 10/1/2037 (g)	760,000	776,411
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (g)	210,000	213,629
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (g)	120,000	124,427
Greater Orlando Aviation Auth Series 2017A, 4% 10/1/2047 (g)	2,000,000	1,806,099
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (g)	55,000	57,029
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2042 (g)	1,145,000	1,157,418
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2047 (g)	900,000	903,760
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2035 (g)	500,000	507,258
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2034 (g)	2,500,000	2,638,702
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (g)	5,920,000	5,958,645
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2044 (g)	2,045,000	2,175,940
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2048 (g)	6,760,000	7,079,857
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2049 (g)	505,000	529,822
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	95,000	99,547
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	130,000	133,564
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2049 (g)	2,750,000	2,936,737
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (g)	4,250,000	4,505,934
Hillsborough Cnty FL Aviation Series 2018E, 5% 10/1/2043 (g)	1,275,000	1,292,874
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2030 (g)	240,000	250,799
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2031 (g)	255,000	267,363
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2046 (g)	1,475,000	1,493,027
Lee Cnty FL Airport 5% 10/1/2046 (g)	1,010,000	1,026,270
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2049 (g)	865,000	897,956
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2054 (Assured Guaranty Inc Insured) (g)	2,280,000	2,369,720
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2054 (Assured Guaranty Inc Insured) (g)	980,000	1,018,564
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	90,000	91,981
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	130,000	131,551
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	1,590,000	1,595,538
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	175,000	178,085
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	210,000	213,581
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (g)	160,000	160,171
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	120,000	132,028
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (g)	725,000	733,713
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	3,440,000	3,465,274
Miami-Dade Cnty Fla Aviat Rev 5.25% 10/1/2050 (g)	1,460,000	1,517,388
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (g)	1,600,000	1,685,681
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2031 (g)	1,250,000	1,375,859
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2033 (g)	1,500,000	1,673,758
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (g)	3,125,000	3,498,203
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	140,000	140,179
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	185,000	185,789
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	55,000	55,084
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	125,000	125,184
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	55,000	55,076
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	525,000	529,798
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	445,000	448,835
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2047 (g)	3,000,000	3,042,546
Miami-Dade Cnty Fla Seaport Rev 5.25% 10/1/2052 (g)	10,435,000	10,666,772
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2039	130,000	133,515
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 5% 7/1/2042	1,545,000	1,577,826
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured)	235,000	248,366
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	230,000	241,420
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	255,000	262,384
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	235,000	240,183
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	195,000	198,643
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured)	190,000	212,828
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured)	170,000	189,542
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 1, 5% 10/1/2044	810,000	820,650
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2035 (l)	115,000	76,350
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2036 (l)	140,000	88,564
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2037 (l)	50,000	30,096
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2038 (l)	160,000	91,069
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2039 (l)	195,000	104,961
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2040 (l)	210,000	105,934
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2041 (l)	230,000	108,427
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2042 (l)	185,000	81,180
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (g)	120,000	121,860
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (g)	125,000	126,841
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (g)	225,000	228,172
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (g)	160,000	162,093
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (g)	245,000	247,878
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (g)	525,000	530,832
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (g)	545,000	550,773
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (g)	575,000	580,624
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (g)	1,000,000	1,058,293
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2055 (g)	1,330,000	1,399,044
		132,016,224
Water & Sewer - 0.2%
Cape Coral FL Wtr & Swr Rev 4% 10/1/2042	2,835,000	2,808,200
Cape Coral FL Wtr & Swr Rev Series 2017, 5% 10/1/2039	1,205,000	1,239,274
Cape Coral FL Wtr & Swr Rev Series 2023, 5.25% 10/1/2048 (Build America Mutual Assurance Co Insured)	1,000,000	1,072,703
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2021 A, 4% 10/1/2051 (g)(h)	500,000	419,009
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2025, 5.875% 10/1/2045 (g)	500,000	520,860
Fort Myers Fla Util Rev Series 2019 A, 4% 10/1/2049	700,000	651,144
Hillsborough Cnty FL Util Ref Series 2016, 3% 8/1/2040	1,000,000	875,548
JEA FL Wtr & Swr Sys Rev 5.25% 10/1/2055	4,175,000	4,478,881
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	1,370,000	1,479,904
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	750,000	685,961
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2048	810,000	745,394
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	495,000	551,028
Peace Rvr/Manasota R Wtr Sp FL Series 2025B, 5.25% 10/1/2050	1,455,000	1,558,151
Sarasota Cnty FL Util Sys Rev Series 2022, 5.25% 10/1/2052	1,750,000	1,852,435
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	1,000,000	1,058,440
Wildwood Utility Dependent District Series 2023, 5.5% 10/1/2053 (Assured Guaranty Inc Insured)	2,250,000	2,414,844
		22,411,776
TOTAL FLORIDA		412,631,939
Georgia - 2.7%
Education - 0.1%
Atlanta GA Dev Auth Studnt Hsg Rev 6% 7/1/2055 (h)	7,080,000	7,305,922
Cobb Cnty GA Dev Auth Student Hsg Rev Series C, 5% 7/15/2030	130,000	130,075
Cobb Cnty GA Dev Auth Student Hsg Rev Series C, 5% 7/15/2033	230,000	230,108
DE Kalb Cnty GA Dev Auth Rev Series 2024 A, 5% 6/1/2045	245,000	245,032
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	340,000	315,749
Gainesville & Hall Cnty GA Dev Auth Rev Series 2025, 5.75% 6/1/2055	1,355,000	1,378,743
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2034	265,000	281,594
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2035	240,000	254,407
Macon Bibb Cnty GA Uda Series 2017 A, 5% 6/15/2027 (h)	15,000	15,093
Macon Bibb Cnty GA Uda Series 2017 A, 5.75% 6/15/2037 (h)	220,000	223,189
Macon Bibb Cnty GA Uda Series 2017 A, 5.875% 6/15/2047 (h)	350,000	351,084
Macon Bibb Cnty GA Uda Series 2017 A, 6% 6/15/2052 (h)	215,000	215,661
Marietta GA Dev Auth Rev (Life University Proj.) 5% 11/1/2047 (h)	1,550,000	1,338,199
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2027 (h)	290,000	288,282
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2037 (h)	395,000	376,363
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 5% 10/1/2038	865,000	872,970
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	705,000	719,700
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	25,000	25,688
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	390,000	423,567
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	40,000	44,193
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	490,000	532,435
		15,568,054
Electric Utilities - 0.4%
Bainbridge GA Comb Utils Rev Series 2021, 4% 12/1/2051 (Build America Mutual Assurance Co Insured)	1,315,000	1,219,880
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	1,000,000	1,003,276
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (c)	1,890,000	1,214,343
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	600,000	565,973
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017C, 4.125% 11/1/2045	4,295,000	4,051,424
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (c)	3,275,000	3,322,041
Georgia Mun Elec Auth Pwr Rev (Vogtle J Proj.) Series 2019 A, 5% 1/1/2056	410,000	409,817
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	775,000	792,762
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	465,000	472,445
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	705,000	711,388
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	430,000	433,896
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	500,000	502,030
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	360,000	359,995
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	255,000	239,141
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	160,000	150,049
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,460,000	1,320,938
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	214,986
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	214,986
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	80,000	80,161
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	1,950,000	1,974,158
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	50,000	53,091
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	365,000	396,545
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	50,000	53,069
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	705,000	761,557
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	415,000	448,293
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	105,000	110,981
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	625,000	672,698
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	440,000	473,579
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	50,000	52,750
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	65,000	68,348
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	60,000	62,724
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	65,000	67,636
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	80,000	82,912
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	265,000	268,613
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	400,000	401,400
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Inc Insured)	575,000	579,142
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2053 (Assured Guaranty Inc Insured)	2,300,000	2,356,097
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2064 (Assured Guaranty Inc Insured)	1,125,000	1,142,211
Georgia Mun Elec Auth Pwr Rev 5.25% 7/1/2064	1,800,000	1,868,595
Georgia Mun Elec Auth Pwr Rev 5.5% 7/1/2064	1,990,000	2,041,190
Georgia Mun Elec Auth Pwr Rev Series 2018 A, 5% 1/1/2026	205,000	205,383
Georgia Mun Elec Auth Pwr Rev Series 2018 A, 5% 1/1/2028	105,000	110,032
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	550,000	506,371
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2039	2,500,000	2,576,936
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2049	480,000	480,913
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,950,000	1,795,317
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,395,000	1,247,606
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2045	470,000	481,690
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2050	540,000	549,120
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2052 (Assured Guaranty Inc Insured)	2,325,000	2,379,533
Georgia Mun Elec Auth Pwr Rev Series 2022A, 5% 7/1/2052	2,250,000	2,281,068
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2054 (Build America Mutual Assurance Co Insured)	1,650,000	1,732,740
Georgia Mun Elec Auth Pwr Rev Series HH, 5% 1/1/2026	1,070,000	1,072,003
Georgia Mun Elec Auth Pwr Rev Series HH, 5% 1/1/2027	605,000	620,109
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2031 (Macquarie Group Ltd Guaranteed)	2,410,000	2,521,244
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2034 (Macquarie Group Ltd Guaranteed)	730,000	766,310
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2037 (Macquarie Group Ltd Guaranteed)	375,000	409,002
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	865,000	880,995
		51,831,492
General Obligations - 1.2%
Atlanta GA Gen. Oblig. 5% 12/1/2042	3,025,000	3,250,223
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2042	300,000	250,314
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2050 (Georgia St Guaranteed)	2,500,000	1,887,376
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2026	2,590,000	2,631,631
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2027	750,000	777,012
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2028	370,000	390,602
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	10,270,000	10,473,553
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	36,705,000	37,123,397
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (c)	600,000	647,778
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (c)	7,700,000	8,146,310
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	6,455,000	7,025,503
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	250,000	249,533
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2032 (Macquarie Group Ltd Guaranteed)	740,000	773,696
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (c)	955,000	961,255
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (c)	13,870,000	14,251,665
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	3,825,000	4,013,566
Main Street Natural Gas Inc Series 2023 E SUB E2, 4.353% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada) (c)	1,500,000	1,550,219
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (c)	1,000,000	1,060,556
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (c)	15,305,000	16,332,342
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (c)	13,250,000	14,077,243
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (c)	1,235,000	1,329,215
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (c)	4,180,000	4,511,441
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (c)	16,530,000	17,834,562
		149,548,992
Health Care - 0.5%
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.5% 1/1/2029 (f)(i)	505,000	287,850
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.75% 1/1/2035 (f)(i)	3,105,000	1,769,850
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 7% 1/1/2040 (f)(i)	2,910,000	1,658,700
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053	2,345,000	2,420,030
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053 (Assured Guaranty Inc Insured)	2,500,000	2,603,675
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	4,360,000	4,211,029
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	4,285,000	3,904,257
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2020 A, 5% 4/1/2050	1,360,000	1,381,947
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	2,000,000	1,760,795
Columbia County Hospital Authority/GA Series 2023 A, 5.75% 4/1/2053	1,530,000	1,652,703
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (c)	1,200,000	1,268,792
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,210,000	4,318,864
Dalton Whitfield County Joint Development Authority (Hamilton Health Care Sys Inc Proj.) Series 2017, 4% 8/15/2048	600,000	549,091
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	75,000	80,530
Fulton Cnty GA Dev Auth Hosp Rev (Wellstar Health System Inc Proj.) Series 2020 A, 4% 4/1/2050	1,510,000	1,353,582
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2042	1,455,000	1,469,989
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2047	5,500,000	5,529,378
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	70,000	74,287
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	896,558
Fulton Cnty GA Res Care Fac Series 2019 A, 5% 4/1/2047 (h)	335,000	320,529
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2041 (h)	420,000	382,892
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2051 (h)	1,845,000	1,480,589
Fulton County Residential Care Facilities for the Elderly Authority Series 2016, 5% 7/1/2036	550,000	552,501
Fulton County Residential Care Facilities for the Elderly Authority Series 2016, 5% 7/1/2042	1,395,000	1,396,534
Gainesville & Hall Cnty GA Dev Series 2016, 5% 11/15/2033	590,000	596,859
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	5,845,000	4,469,081
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 2.5% 2/15/2051	1,500,000	964,100
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 4% 2/15/2051	1,000,000	882,906
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2042	850,000	858,797
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	1,065,000	1,071,704
Gainesville & Hall Cnty GA Hsp Ath Rev Series B, 5.5% 2/15/2042	1,625,000	1,662,097
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	270,000	236,966
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2036	55,000	54,041
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2037	40,000	38,842
Glynn Brunswick Mem Hosp Auth GA Rev Series 2020, 4% 8/1/2035	45,000	44,668
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	770,000	744,568
Griffin-Spalding Cnty GA Hosp Rev Series 2017, 5% 4/1/2037	440,000	448,051
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	15,000	15,105
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	10,000	10,282
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	25,000	26,270
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	20,000	21,407
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	15,000	16,343
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	20,000	22,150
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	15,000	16,820
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	275,000	276,147
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,285,000	1,219,141
		55,021,297
Housing - 0.0%
Bibb Cnty GA Develop Auth Rev Series 2019, 4% 6/1/2044	180,000	170,733
Georgia Hsg & Fin Auth Rev Series 2017 A, 4% 12/1/2047	55,000	55,019
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.55% 12/1/2042	3,110,000	2,902,943
		3,128,695
Industrial Development - 0.2%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 3.625% 1/1/2031 (h)	505,000	489,587
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2036 (h)	710,000	726,551
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2054 (h)	6,260,000	5,959,294
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	390,000	363,678
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2036	1,330,000	1,325,455
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2054	6,355,000	5,332,707
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.125% 6/1/2050	1,455,000	1,458,320
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (h)	915,000	933,764
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (h)	4,220,000	4,212,263
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (h)	6,015,000	6,048,816
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025C, 5% 6/1/2058 (Assured Guaranty Inc Insured)	765,000	787,689
		27,638,124
Other - 0.0%
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2040	670,000	670,741
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2044	3,245,000	3,246,096
DE Kalb Cnty GA Hsg Auth Mfhr Series 2024, 4.125% 12/1/2034	965,000	971,021
Fulton Cnty GA Dev Auth Rev Series 2019A, 5% 3/15/2044	1,085,000	1,099,685
Fulton Cnty GA Dev Auth Series 2015A, 5% 3/15/2036	775,000	778,704
Georgia St Gen. Oblig. Series 2023 A, 4% 7/1/2042	2,250,000	2,279,569
Private Colgs & Unvs Ath GA Rv Series 2025 A, 5.25% 9/1/2042	2,500,000	2,806,802
		11,852,618
Special Tax - 0.1%
Atlanta GA Dev Auth Rev 0% 12/15/2048 (h)(j)	4,753,000	4,259,116
Atlanta GA Dev Auth Rev Series 2024A 1, 5% 4/1/2034 (h)	900,000	917,308
Atlanta GA Dev Auth Rev Series 2024A 2, 5.5% 4/1/2039 (h)	1,295,000	1,332,354
Atlanta GA Urban Redev Agy Rev 2.875% 7/1/2031 (h)	165,000	160,512
Atlanta GA Urban Redev Agy Rev 3.625% 7/1/2042 (h)	1,190,000	1,080,009
Atlanta GA Urban Redev Agy Rev 3.875% 7/1/2051 (h)	430,000	378,511
Atlanta GA Urban Redev Agy Rev Series 2021, 2.375% 7/1/2026 (h)	140,000	139,405
Cobb-Marietta GA Coliseum & Exhib Hall Rev 5.625% 10/1/2026 (National Public Finance Guarantee Corporation Insured)	40,000	40,782
Metro Atlanta Rapid Tran Sales Series 2024 B, 5% 7/1/2045	1,180,000	1,263,321
		9,571,318
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2035 (g)	2,590,000	2,621,548
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (g)	850,000	853,684
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2038 (g)	500,000	500,393
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2039 (g)	1,065,000	1,061,901
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2033 (g)	500,000	561,643
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (g)	1,435,000	1,541,831
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2041 (g)	4,400,000	4,772,332
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (g)	600,000	644,783
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2044 (g)	1,750,000	1,853,332
Atlanta GA Arpt Rev Series 2019 B, 5% 7/1/2044 (g)	2,090,000	2,132,626
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (g)	2,800,000	3,032,070
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (g)	1,000,000	1,073,082
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2044 (g)	500,000	532,750
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2045 (g)	2,500,000	2,653,250
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2050 (g)	1,295,000	1,354,069
Georgia Port Authority Series 2022, 5% 7/1/2047	3,475,000	3,639,316
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,415,000	1,556,943
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	2,120,000	2,327,909
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2049	2,190,000	1,672,426
		34,385,888
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	750,000	751,459
Atlanta GA Wtr & Wastewtr Rev 5.5% 11/1/2027 (National Public Finance Guarantee Corporation Insured)	100,000	103,957
		855,416
TOTAL GEORGIA		359,401,894
Guam - 0.1%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2038	1,000,000	1,067,831
Guam Power Auth. 5% 10/1/2043	200,000	206,121
		1,273,952
General Obligations - 0.0%
Guam Govt Dept Ed Ctfs Partn Series 2020 A, 5% 2/1/2040	300,000	303,154
Special Tax - 0.1%
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2036	1,580,000	1,600,260
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2042	805,000	773,277
Guam Govt Business Privilege Tax Rev Series 2021 F, 5% 1/1/2029	240,000	253,081
		2,626,618
Transportation - 0.0%
Guam Intl Arpt Auth Rev Series 2023 A, 5.25% 10/1/2030 (g)	1,500,000	1,608,105
Guam Intl Arpt Auth Rev Series 2023 A, 5.375% 10/1/2040 (g)	525,000	562,258
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2039 (g)	200,000	215,680
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2041 (g)	200,000	210,925
		2,596,968
Water & Sewer - 0.0%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2016, 5% 1/1/2046	450,000	450,309
TOTAL GUAM		7,251,001
Hawaii - 0.2%
Education - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2018, 6% 7/1/2028 (h)	1,000,000	1,020,943
Electric Utilities - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev 3.5% 10/1/2049 (g)	1,900,000	1,562,447
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	65,000	66,201
Special Tax - 0.0%
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2019, 5% 5/15/2049	250,000	245,430
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 4.375% 5/15/2042	250,000	232,554
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 5% 5/15/2051	550,000	535,989
		1,013,973
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2043 (g)	3,150,000	3,317,673
Hawaii St Arpts Sys Rev 5% 7/1/2049	2,000,000	2,138,670
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (g)	3,815,000	4,087,819
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (g)	155,000	162,878
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (g)	185,000	194,256
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (g)	175,000	183,496
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (g)	185,000	193,263
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (g)	185,000	192,915
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2043 (g)	1,770,000	1,797,525
Hawaii St Arpts Sys Rev Series 2022 A, 4% 7/1/2040 (g)	250,000	247,328
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2047 (g)	1,000,000	1,021,572
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2051 (g)	1,375,000	1,397,318
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (g)	150,000	152,122
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	60,000	61,332
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	70,000	71,212
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	60,000	60,731
		15,280,110
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	1,000,000	1,152,304
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series A, 3% 7/1/2041	2,700,000	2,331,424
		3,483,728
TOTAL HAWAII		22,427,402
Idaho - 0.1%
Education - 0.0%
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2022 A, 4% 5/1/2057	300,000	251,848
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2023A, 5.75% 5/1/2048	525,000	549,220
		801,068
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 2.85% 3/1/2060, LOC TD Bank NA VRDN (c)	2,500,000	2,500,000
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	555,000	557,736
Other - 0.0%
Avimor Community Infrastructure District No 1 5.5% 9/1/2053 (h)	1,361,000	1,372,809
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2024 A, 4.75% 5/1/2054	395,000	382,384
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2053 (h)	1,500,000	1,539,608
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2054 (h)	500,000	515,426
		3,810,227
Resource Recovery - 0.0%
Power Cnty Idaho Indl Dev Corp Solid Waste Disp Rev Series 1999, 6.45% 8/1/2032 (g)	640,000	642,379
Special Tax - 0.1%
Idaho Housing & Finance Association Series 2023A, 5.25% 8/15/2048	2,400,000	2,576,515
Spring Valley Community Infrastructure District No 1 Series 2021, 3.75% 9/1/2051 (h)	5,027,000	4,799,318
		7,375,833
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	190,000	205,237
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	65,000	71,387
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	40,000	44,738
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	80,000	89,784
		411,146
TOTAL IDAHO		16,098,389
Illinois - 5.7%
Education - 0.2%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	225,000	235,880
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	505,000	529,577
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2035	630,000	650,753
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	320,000	329,077
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	410,000	417,633
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	150,000	151,851
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	110,000	111,288
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	130,000	131,431
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	150,000	151,421
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	85,000	85,408
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	120,000	120,358
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	120,000	121,847
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	120,000	121,842
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	85,000	86,146
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	375,000	347,167
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	1,020,000	926,303
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	55,000	48,671
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	10,000	10,195
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	50,000	50,030
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	210,000	210,433
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	245,000	240,325
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	295,000	290,831
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	190,000	184,906
Illinois Fin Auth Rev Series 2019 A, 3% 7/1/2035 (g)	70,000	64,867
Illinois Fin Auth Rev Series A, 5% 12/1/2037	350,000	334,595
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2028	40,000	40,666
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2037	100,000	100,662
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2047	1,410,000	1,369,169
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2050	1,050,000	1,002,893
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	15,000	15,539
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	15,000	15,830
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	10,000	10,727
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	16,060
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	30,000	32,032
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	15,000	15,921
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	15,000	15,854
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	20,000	21,054
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	20,000	20,977
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	35,000	36,594
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	305,000	312,657
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	370,000	376,503
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	390,000	395,834
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2042	1,970,000	2,034,849
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,820,000	1,858,624
Illinois Finance Authority Rev 5.125% 11/1/2055 (h)	680,000	563,594
Illinois Finance Authority Rev Series 2021 A, 2.25% 7/1/2033 (g)	115,000	99,222
Illinois Finance Authority Rev Series 2021 B, 7% 11/1/2037 (h)	210,000	210,592
Illinois Finance Authority Rev Series 2021, 4% 10/1/2032 (h)	680,000	669,966
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033 (h)	1,065,000	1,041,263
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033	170,000	150,579
Illinois Finance Authority Rev Series 2021, 4% 10/1/2034 (h)	890,000	863,448
Illinois Finance Authority Rev Series 2021, 5% 10/1/2031	240,000	232,038
Illinois Finance Authority Rev Series 2023A, 5.25% 8/1/2038 (h)	300,000	318,817
Illinois Finance Authority Rev Series 2023A, 5.5% 8/1/2043 (h)	360,000	376,941
Illinois Finance Authority Rev Series 2025A, 4.25% 7/1/2041	2,570,000	2,611,633
Illinois St Univ Revs Series 2018 A, 5% 4/1/2031 (Assured Guaranty Inc Insured)	180,000	188,470
Illinois St Univ Revs Series 2018 A, 5% 4/1/2033 (Assured Guaranty Inc Insured)	120,000	125,087
Illinois St Univ Revs Series 2018 A, 5% 4/1/2036 (Assured Guaranty Inc Insured)	180,000	186,490
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	85,000	85,967
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	85,000	85,289
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	55,000	54,297
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	955,000	1,012,565
Romeoville IL Rev Series 2015, 5% 10/1/2042	360,000	354,521
Southern IL Univ Revs Series 2021A, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	135,000	138,045
Southern IL Univ Revs Series 2021A, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	210,000	212,185
Upper Illinois River Valley Development Authority Series 2017 A, 5% 12/1/2032 (h)	515,000	515,841
Upper Illinois River Valley Development Authority Series 2017 A, 5.25% 12/1/2047 (h)	1,135,000	1,029,686
Upper Illinois River Valley Development Authority Series 2025A, 6% 12/1/2055 (h)	825,000	830,091
		25,601,907
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2041	1,000,000	1,007,557
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2027 (Escrowed to Maturity) (l)	385,000	372,384
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	5,000	5,132
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	140,000	141,930
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	20,000	20,369
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	95,000	97,874
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	30,000	30,908
Illinois Finance Authority Rev 5% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	260,000	267,865
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	335,000	338,781
		1,275,243
General Obligations - 2.3%
Bridgeview Ill Gen. Oblig. Series 2005, 5.14% 12/1/2036	1,960,000	1,840,665
Bridgeview Ill Gen. Oblig. Series 2015A, 5.625% 12/1/2041	250,000	250,024
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	5,000	5,028
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	55,000	55,893
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	40,000	41,087
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	100,000	103,752
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	65,000	67,475
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	80,000	82,915
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	65,000	66,621
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	85,000	86,884
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	100,000	101,951
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	45,000	46,943
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	40,000	41,643
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	55,000	57,350
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	105,000	109,072
Chicago IL Board of Education Series 2016, 6% 4/1/2046	8,945,000	9,034,494
Chicago IL Board of Education Series 2017, 5% 4/1/2036	215,000	217,241
Chicago IL Board of Education Series 2017, 5% 4/1/2037	210,000	211,724
Chicago IL Board of Education Series 2018, 5% 4/1/2038	290,000	293,389
Chicago IL Board of Education Series 2018, 5% 4/1/2042	1,060,000	1,053,980
Chicago IL Board of Education Series 2018, 5% 4/1/2046	350,000	334,201
Chicago IL Brd Ed 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (l)	2,750,000	2,651,233
Chicago IL Brd Ed 0% 12/1/2027 (Financial Guaranty Ins CO Insured) (l)	2,180,000	2,022,001
Chicago IL Brd Ed 0% 12/1/2027 (Financial Guaranty Ins CO Insured) (l)	300,000	278,257
Chicago IL Brd Ed 0% 12/1/2029 (l)	700,000	601,028
Chicago IL Brd Ed 0% 12/1/2029 (Assured Guaranty Inc Insured) (l)	1,995,000	1,729,828
Chicago IL Brd Ed 0% 12/1/2030 (l)	400,000	330,226
Chicago IL Brd Ed 0% 12/1/2030 (National Public Finance Guarantee Corporation Insured) (l)	305,000	251,797
Chicago IL Brd Ed 5% 12/1/2025	580,000	580,000
Chicago IL Brd Ed 5% 12/1/2025	560,000	560,000
Chicago IL Brd Ed 5% 12/1/2030	310,000	314,099
Chicago IL Brd Ed 5% 12/1/2046	1,425,000	1,279,625
Chicago IL Brd Ed 5.25% 12/1/2035	130,000	130,001
Chicago IL Brd Ed 5.5% 12/1/2026 (Assured Guaranty Inc Insured), (Financial Guaranty Ins CO Insured)	340,000	346,739
Chicago IL Brd Ed 5.5% 12/1/2029 (Ambac Assurance Corp Insured)	165,000	174,744
Chicago IL Brd Ed 5.5% 12/1/2030 (Ambac Assurance Corp Insured)	120,000	128,676
Chicago IL Brd Ed 5.5% 12/1/2031 (Ambac Assurance Corp Insured)	330,000	357,493
Chicago IL Brd Ed Series 2012A, 5% 12/1/2042	1,325,000	1,240,553
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	1,955,000	1,955,000
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2034	195,000	194,959
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2044	600,000	549,174
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	480,000	477,873
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,520,000	3,160,898
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	70,000	69,999
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	70,000	70,458
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,250,000	1,289,763
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	575,000	585,788
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	250,000	254,314
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	835,000	847,696
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	100,543
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	100,000	103,330
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	70,000	69,245
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035 (Assured Guaranty Inc Insured)	100,000	102,969
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2032 (Assured Guaranty Inc Insured)	2,500,000	2,596,874
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	405,000	412,599
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,040,000	1,060,636
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	175,000	179,265
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	465,000	471,964
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,090,000	1,094,595
Chicago IL Brd Ed Series 2021A, 5% 12/1/2035	2,500,000	2,498,229
Chicago IL Brd Ed Series 2021A, 5% 12/1/2036	195,000	194,136
Chicago IL Brd Ed Series 2021A, 5% 12/1/2037	750,000	744,191
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	250,000	245,577
Chicago IL Brd Ed Series 2021A, 5% 12/1/2039	2,690,000	2,630,453
Chicago IL Brd Ed Series 2021A, 5% 12/1/2040	2,015,000	1,942,860
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	350,000	357,193
Chicago IL Brd Ed Series 2021B, 5% 12/1/2036	615,000	612,274
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	3,485,000	2,638,951
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	500,000	389,929
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2043	7,015,000	6,514,334
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	5,685,000	5,068,339
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,535,000	1,447,496
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,880,000	2,671,414
Chicago IL Brd Ed Series 2023A, 5.875% 12/1/2047	2,135,000	2,143,021
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	1,705,000	1,717,182
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	6,300,000	6,455,152
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,100,000	3,223,403
Chicago IL Brd Ed Series D, 5% 12/1/2031	475,000	480,074
Chicago IL Gen. Oblig. 5.25% 1/1/2038	10,840,000	11,240,975
Chicago IL Gen. Oblig. 5.5% 1/1/2040	600,000	622,028
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2038	500,000	500,094
Chicago IL Gen. Oblig. Series 2017 A, 6% 1/1/2038	1,000,000	1,021,103
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038 (m)	6,500,000	6,628,853
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040 (m)	175,000	175,606
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2044 (m)	1,135,000	1,082,253
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	3,065,000	3,176,078
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2049 (m)	1,675,000	1,652,602
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	230,000	230,206
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,485,000	1,501,550
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	2,310,000	2,381,659
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	4,310,000	4,487,077
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	530,000	509,414
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	95,000	99,737
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,245,000	5,495,634
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	705,000	732,234
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	82,000	82,207
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2037	250,000	234,116
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	110,000	101,274
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	8,580,000	9,010,810
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,760,000	7,168,589
Chicago Ill Pk Dist Gen. Oblig. Series 2021 C, 4% 1/1/2035	890,000	899,554
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. 5% 12/1/2047 (Build America Mutual Assurance Co Insured)	2,060,000	2,069,799
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	235,000	258,227
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	155,000	169,824
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	1,475,000	1,610,474
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	690,000	704,932
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	340,000	346,497
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	445,000	453,483
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	2,400,000	2,437,566
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	285,000	288,497
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	290,000	296,656
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	145,000	150,028
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	205,000	178,309
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	215,000	182,148
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	85,000	89,372
Cook Cnty Ill High Sch Dist No 209 Proviso Twp Series 2018B, 4% 12/1/2038 (Assured Guaranty Inc Insured)	905,000	909,789
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2020, 3% 1/1/2037	1,885,000	1,771,702
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	35,000	35,830
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	875,000	888,585
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	480,000	494,282
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	300,000	313,399
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	590,000	626,365
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	480,000	500,747
Illinois St Gen. Oblig. 5% 2/1/2027	7,130,000	7,293,770
Illinois St Gen. Oblig. 5% 2/1/2029	315,000	322,009
Illinois St Gen. Oblig. 5% 3/1/2029	205,000	218,242
Illinois St Gen. Oblig. 5% 3/1/2032	230,000	256,060
Illinois St Gen. Oblig. 5.5% 1/1/2028	320,000	336,771
Illinois St Gen. Oblig. 5.5% 1/1/2031	110,000	123,560
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2028	1,000,000	1,001,646
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	600,000	600,879
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2034	625,000	644,390
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2027	450,000	467,901
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	3,305,000	3,423,433
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,600,000	1,629,718
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	14,385,000	14,936,405
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	3,550,000	3,682,705
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	105,000	110,840
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2030	1,170,000	1,234,079
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2031	295,000	310,598
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2039	725,000	742,244
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	1,475,000	1,538,221
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	65,000	66,114
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2031	765,000	805,449
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	795,000	835,024
Illinois St Gen. Oblig. Series 2019 B, 4% 11/1/2033	1,475,000	1,501,355
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2041	700,000	664,503
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	1,695,000	1,804,487
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	1,695,000	1,864,115
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	105,000	116,897
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	250,000	275,370
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	4,815,000	5,233,308
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	205,000	223,973
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	4,100,000	4,415,589
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	8,200,000	8,618,006
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	315,000	320,337
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2037	1,500,000	1,488,958
Illinois St Gen. Oblig. Series JUNE 2016, 4% 6/1/2041	1,900,000	1,857,684
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2038	1,705,000	1,686,766
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2040	1,300,000	1,251,375
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	20,000	21,931
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	65,000	70,977
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,560,000	2,781,584
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	965,000	1,042,774
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	455,000	488,753
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	40,000	42,689
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,995,000	8,157,465
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2026	475,000	479,961
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,655,000	1,767,877
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,925,000	4,135,089
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	5,590,000	6,038,675
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	2,120,000	2,260,351
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	2,605,000	2,739,821
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	5,120,000	5,482,340
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	485,000	531,759
Illinois St Gen. Oblig. Series MAY 2024 B, 4.25% 5/1/2046	2,500,000	2,359,391
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	1,940,000	2,181,776
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	1,485,000	1,618,586
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	1,295,000	1,391,254
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	200,000	208,133
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	200,000	207,384
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	3,250,000	3,369,110
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.5% 11/1/2039	400,000	401,020
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2028	425,000	432,744
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2033	445,000	451,936
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	475,000	487,848
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	280,000	295,507
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2041	350,000	332,698
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	6,985,000	7,722,420
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	2,975,000	3,340,241
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	30,000	31,146
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	40,000	41,373
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	15,000	15,416
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	20,000	20,333
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	65,000	66,055
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	35,000	35,373
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2039 (Assured Guaranty Inc Insured)	175,000	176,489
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	155,000	155,621
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	60,000	62,162
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	605,000	607,284
Lake Cnty IL Cmnty High Sch Dist No 115 Lake Forest Series 2023, 4.25% 11/1/2043	2,170,000	2,202,484
Madison Cnty IL Cmnty Unit Sch Dist No 7 Edwardsville Series 2017, 5% 12/1/2028 (Build America Mutual Assurance Co Insured)	160,000	160,216
Madison Cnty IL Cmnty Unit Sch Dist No 7 Edwardsville Series 2017, 5% 12/1/2029 (Build America Mutual Assurance Co Insured)	165,000	165,217
Rosemont Ill Gen. Oblig. Series 2016 A, 5% 12/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,310,963
Schaumburg IL Gen. Oblig. Series 2013A, 4% 12/1/2041	5,300,000	5,300,464
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,270,000	2,400,000
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2044 (Assured Guaranty Inc Insured)	820,000	850,873
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (l)	790,000	769,953
		305,627,243
Health Care - 0.4%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2050	2,155,000	1,883,741
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	250,000	214,914
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	945,000	967,738
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	630,000	645,663
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	625,000	628,260
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5% 2/15/2037 (f)	267,534	8,026
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5.125% 2/15/2045 (f)	267,534	8,026
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) 5% 12/1/2046	1,970,000	1,973,733
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	25,000	25,027
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	270,000	272,672
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	285,000	287,435
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	85,000	88,825
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2047	3,705,000	3,353,025
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,755,000	4,471,294
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	195,000	195,184
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	150,000	151,212
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	350,000	350,712
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 5% 3/1/2047	2,135,000	2,146,558
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5% 5/15/2033	835,000	802,656
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.125% 5/15/2038	1,550,000	1,421,041
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2042	280,000	244,184
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2054	1,690,000	1,326,455
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2043, LOC TD Bank NA VRDN (c)	1,700,000	1,700,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2044, LOC TD Bank NA VRDN (c)	3,900,000	3,900,000
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	170,000	174,085
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	250,000	241,894
Illinois Fin Auth Rev Series 2008A 1, 4% 11/1/2030	470,000	481,302
Illinois Fin Auth Rev Series 2015, 6.125% 11/15/2035	365,000	365,199
Illinois Fin Auth Rev Series 2015, 6.375% 11/15/2043	565,000	565,125
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2037	545,000	548,948
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2047	220,000	211,172
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	185,000	185,454
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,671
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	460,000	470,428
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	505,000	515,137
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	455,000	460,476
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,985,000	3,173,142
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2039	930,000	918,048
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2040	500,000	489,935
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	2,075,000	2,095,342
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,195,000	1,601,943
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	4,750,000	3,391,376
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	5,570,000	4,838,767
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	10,000,000	10,277,481
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	3,500,000	3,563,836
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2043	400,000	402,816
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2048	250,000	251,094
		62,304,052
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2018A, 4.5% 10/1/2048	395,000	398,948
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	120,000	120,071
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021A, 3% 4/1/2051	400,000	393,860
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	345,000	320,562
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	2,155,000	2,117,710
Illinois Housing Development Authority 6.25% 10/1/2052	420,000	449,597
Illinois Housing Development Authority Series 2023 A, 4.8% 10/1/2043	2,725,000	2,780,836
Illinois Housing Development Authority Series 2023 A, 4.9% 4/1/2047	710,000	722,548
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	1,000,000	1,047,953
Illinois Housing Development Authority Series 2024 A, 6% 10/1/2054	910,000	983,574
Illinois Housing Development Authority Series 2025 G, 6.25% 4/1/2056	1,750,000	1,995,076
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	1,251,906	1,158,836
		12,489,571
Industrial Development - 0.0%
Illinois Dev Fin Auth Envirn Facs Rev (CITGO Petroleum Corp Proj.) Series 2002, 8% 6/1/2032 (g)	245,000	245,324
Illinois Finance Authority Rev 5% 10/1/2044 (h)	650,000	644,498
Illinois Finance Authority Rev 5% 10/1/2049 (h)	800,000	779,030
		1,668,852
Lease Revenue - 0.0%
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2042	350,000	334,394
Illinois St Gen. Oblig. Series OCT 2020 C, 4.25% 10/1/2045	800,000	768,800
Northern Ill Univ Ctfs Partn Series 2024, 5.5% 4/1/2049 (Build America Mutual Assurance Co Insured)	1,500,000	1,582,100
Rock Island County Public Building Commission Gen. Oblig. Series 2016, 5% 12/1/2036 (Assured Guaranty Inc Insured)	500,000	506,468
		3,191,762
Other - 0.1%
Aurora IL Gen. Oblig. Series 2025A, 4% 12/30/2043	1,810,000	1,744,711
City of Marion IL Sales Tax Revenue 6.375% 6/1/2045	600,000	600,284
Cook County Community Unit School District No 401 Elmwood Park Series 2021, 4% 12/1/2025	1,500,000	1,500,000
Illinois Finance Authority Rev 6% 10/1/2045 (h)	700,000	713,568
Illinois Finance Authority Rev 6.125% 10/1/2050 (h)	375,000	381,442
Illinois Finance Authority Rev 6.125% 5/15/2035	1,045,000	1,123,656
Illinois Finance Authority Rev 6.125% 5/15/2036	1,215,000	1,303,957
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2032	135,000	137,640
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2033	145,000	147,605
Illinois Finance Authority Rev Series 2022, 5% 3/1/2034	90,000	92,866
Illinois Finance Authority Rev Series 2022, 5% 3/1/2038	110,000	110,791
Illinois Finance Authority Rev Series 2022, 5% 3/1/2042	70,000	67,316
Illinois Finance Authority Rev Series 2022, 5% 3/1/2047	125,000	116,818
Illinois Finance Authority Rev Series 2022, 5% 3/1/2052	110,000	99,979
Illinois Finance Authority Rev Series 2025, 5.75% 10/1/2045 (h)	425,000	424,159
Illinois Finance Authority Rev Series 2025, 6% 10/1/2050 (h)	325,000	325,649
Illinois Housing Development Authority Series 2024 C, 4.7% 10/1/2044	1,895,000	1,927,600
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	3,680,000	2,975,455
Lake Cnty Ill Cmnty Cons Sch Dist No 102 Aptakisic-Tripp Series 2023, 5.25% 5/1/2043	2,635,000	2,808,203
Northeastern Ill Univ Ctfs 5.75% 7/1/2045	305,000	328,352
Regional Transn Auth IL Series 2025A, 5% 6/1/2037	355,000	404,091
Springfield IL Elec Rev 3% 3/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	1,904,538
Will Cnty Ill Sch Dist No 086 Joliet Series 2024, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	455,000	427,652
Will Cnty Ill Sch Dist No 114 Manhattan Series 2022, 5.5% 1/1/2049 (Build America Mutual Assurance Co Insured)	300,000	320,680
		19,987,012
Special Tax - 1.5%
Bridgeview Fin Corp Ill Salestax Rev Series 2017 A, 5% 12/1/2042	350,000	350,273
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	1,670,000	1,707,879
Chicago IL Board of Education Series 2017, 5% 4/1/2042	380,000	377,842
Chicago IL Board of Education Series 2017, 5% 4/1/2046	920,000	878,470
Chicago IL Board of Education Series 2023, 5% 4/1/2045	2,295,000	2,302,252
Chicago IL Board of Education Series 2023, 5.75% 4/1/2048	8,300,000	8,743,077
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2038	475,000	425,599
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2039	1,000,000	881,955
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2040	265,000	228,786
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	1,965,000	1,656,667
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	1,205,000	1,090,692
Chicago Ill Tran Auth Sales Tax Rcpts Rev 5% 12/1/2057	2,115,000	2,148,563
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2017, 5% 12/1/2051	2,370,000	2,378,163
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,635,000	1,512,084
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2055	675,000	601,060
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	390,000	401,100
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2055	360,000	362,808
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	7,805,000	8,652,717
Cook Cnty Ill Sales Tax Rev Series 2018, 4% 11/15/2037	750,000	755,119
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2040	665,000	659,276
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2041	905,000	887,492
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	1,150,000	1,222,403
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2045	2,290,000	2,413,212
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2046	3,600,000	3,777,285
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	1,920,000	1,843,906
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	402,067
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2045 (Assured Guaranty Inc Insured)	250,000	239,792
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (l)	3,840,000	3,246,154
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2032 (National Public Finance Guarantee Corporation Insured) (l)	11,400,000	8,926,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (l)	11,815,000	8,880,732
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (l)	50,000	34,428
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (l)	215,000	140,892
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (l)	8,240,000	5,399,787
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (National Public Finance Guarantee Corporation Insured) (l)	500,000	311,150
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (l)	420,000	248,042
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (l)	1,235,000	692,091
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (l)	1,040,000	551,983
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (l)	775,000	388,252
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2050 (l)	1,200,000	351,094
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (l)	3,925,000	1,087,815
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (l)	810,000	746,340
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2034 (National Public Finance Guarantee Corporation Insured) (l)	1,600,000	1,178,509
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (l)	3,750,000	2,643,779
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (l)	625,000	419,949
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (l)	5,000,000	3,359,592
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (l)	200,000	127,748
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (l)	1,000,000	606,341
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (l)	455,000	261,842
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (l)	555,000	300,837
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (l)	410,000	209,872
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (l)	12,710,000	5,828,964
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (l)	250,000	107,655
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (l)	9,890,000	4,033,198
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (l)	5,625,000	2,166,832
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (l)	1,190,000	434,334
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	3,390,000	3,171,766
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	4,650,000	4,073,815
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	16,800,000	14,252,646
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	1,805,000	1,838,179
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	9,740,000	9,681,895
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1998 B, 5.5% 6/15/2029	905,000	946,807
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2040 (Assured Guaranty Inc Insured) (l)	1,300,000	702,283
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 A, 0% 12/15/2056 (l)	1,090,000	243,381
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2054 (Build America Mutual Assurance Co Insured) (l)	3,050,000	754,376
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (l)	4,250,000	948,964
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	120,000	120,085
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	405,000	412,947
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	40,000	41,447
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	110,000	113,992
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	80,000	82,834
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	50,000	51,684
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	50,000	51,463
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 0% 12/15/2056 (Build America Mutual Assurance Co Insured) (l)	1,100,000	245,614
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 5% 6/15/2057	3,255,000	3,197,871
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	5,725,000	4,911,660
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 5% 12/15/2045	105,000	105,466
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 0% 12/15/2052 (Assured Guaranty Inc Insured) (l)	800,000	219,000
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 5% 6/15/2053	895,000	882,838
Regional Transn Auth IL 5.5% 6/1/2027	720,000	739,834
Regional Transn Auth IL 6% 7/1/2029 (National Public Finance Guarantee Corporation Insured)	4,235,000	4,506,638
Regional Transn Auth IL 6% 7/1/2033 (Financial Guaranty Ins CO Insured)	590,000	682,474
Regional Transn Auth IL Series 2016 A, 4% 6/1/2046	2,190,000	2,009,516
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2034 (m)	851,000	900,538
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2048 (Build America Mutual Assurance Co Insured)	5,640,000	5,753,177
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2033	1,000,000	1,067,846
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	2,410,000	2,633,548
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2036	1,690,000	1,842,189
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,330,000	10,225,358
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,076,510
Sangamon County Water Reclamation District Gen. Oblig. Series 2019 A, 4% 1/1/2049	400,000	367,061
Schaumburg Cook & Dupage Counties IL 6.125% 12/30/2038 (h)	500,000	502,192
Village of Bellwood IL Series 2024, 5% 12/1/2038	825,000	866,547
Village of Bellwood IL Series 2024, 5% 12/1/2039	220,000	230,075
Village of Lincolnwood Il Series B, 5.75% 12/1/2043 (h)	1,200,000	1,217,240
		181,257,503
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2040 (g)	2,805,000	2,967,651
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (g)	1,025,000	1,099,274
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (g)	245,000	245,408
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	235,000	235,228
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2046	660,000	661,183
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	2,500,000	2,535,943
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	1,900,000	1,938,174
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (g)	365,000	371,707
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (g)	305,000	310,451
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	75,000	76,758
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	430,000	439,948
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	75,000	76,735
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (g)	330,000	335,735
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	265,000	265,379
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	80,000	81,820
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	405,000	405,556
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (g)	495,000	502,829
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	85,000	86,799
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	395,000	403,094
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (g)	365,000	370,524
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (g)	450,000	456,059
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	145,000	152,744
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	90,000	91,741
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	1,395,000	1,420,277
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	245,000	247,976
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	245,000	247,976
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	210,000	220,496
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	125,000	127,114
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (g)	40,000	40,819
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (g)	50,000	51,052
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	735,000	746,681
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	90,000	90,816
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (g)	2,500,000	2,347,630
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (g)	3,680,000	3,814,666
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2038 (g)	2,880,000	2,975,804
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (g)	2,415,000	2,488,217
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (g)	705,000	705,938
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (g)	690,000	689,984
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	45,000	45,261
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2037 (g)	1,000,000	1,068,439
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2038 (g)	1,000,000	1,062,119
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2039 (g)	1,400,000	1,479,155
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2041 (g)	2,000,000	2,080,972
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (g)	4,235,000	4,124,097
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.625% 1/1/2053 (g)	2,325,000	2,270,734
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (g)	3,950,000	4,102,219
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2055 (g)	3,240,000	3,356,617
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	785,000	863,741
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	605,000	644,870
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (g)	795,000	874,929
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (g)	1,780,000	1,916,512
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (g)	730,000	775,600
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (g)	1,000,000	1,033,777
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2053 (g)	1,500,000	1,570,692
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2059 (g)	2,075,000	2,157,231
Chicago IL O'Hare Intl Arpt Rev Series 2024 B, 5.5% 1/1/2059	4,500,000	4,833,581
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (g)	750,000	841,176
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (g)	760,000	833,491
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2039 (g)	2,250,000	2,449,404
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (g)	1,285,000	1,415,768
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2028 (g)	2,000,000	2,072,053
Chicago IL O'Hare Intl Arpt Rev Series 2025 A, 5.25% 1/1/2042 (g)	1,000,000	1,079,007
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2035	540,000	540,677
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2041	360,000	360,202
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2036	1,500,000	1,501,744
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	2,320,000	2,333,126
Chicago IL O'Hare Intl Arpt Rev Series G, 5% 1/1/2047 (g)	395,000	395,290
Chicago IL O'Hare Intl Arpt Rev Series G, 5% 1/1/2052 (g)	365,000	364,985
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2033 (g)	155,000	159,879
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	320,000	325,595
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (g)	1,180,000	1,174,913
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (g)	1,400,000	1,560,005
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2041 (g)	1,640,000	1,788,098
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (c)(g)(h)	6,060,000	6,249,896
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (c)(g)(h)	4,690,000	4,836,965
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	1,250,000	1,250,898
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	910,000	911,559
Illinois St Toll Hwy Auth Hwy Rev Series 2014C, 5% 1/1/2037	1,475,000	1,476,555
Illinois St Toll Hwy Auth Hwy Rev Series 2015A, 5% 1/1/2037	700,000	700,738
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	5,425,000	5,544,875
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2040	1,445,000	1,511,541
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	425,000	437,616
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	65,000	70,038
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	805,000	855,817
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	2,135,000	2,254,918
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	7,155,000	7,418,345
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2029 (Build America Mutual Assurance Co Insured)	140,000	142,527
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2030 (Build America Mutual Assurance Co Insured)	180,000	183,552
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2032 (Build America Mutual Assurance Co Insured)	250,000	253,184
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2034 (Build America Mutual Assurance Co Insured)	370,000	374,429
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2036 (Build America Mutual Assurance Co Insured)	425,000	427,957
		118,683,555
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,750,000	1,832,968
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2058 (Assured Guaranty Inc Insured)	3,000,000	3,134,572
Chicago IL Wastewater Transmission Rev Series 2023A, 5.5% 1/1/2062 (Assured Guaranty Inc Insured)	3,050,000	3,221,244
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2026	500,000	500,791
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2027	600,000	612,777
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2028	600,000	625,264
Chicago IL Wastewater Transmission Rev Series A, 5% 1/1/2047	385,000	387,496
Chicago IL Wastewater Transmission Rev Series A, 5.25% 1/1/2042 (Assured Guaranty Inc Insured)	1,400,000	1,417,941
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2036	970,000	989,029
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2038	240,000	244,125
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2032 (Assured Guaranty Inc Insured)	240,000	248,322
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2034 (Assured Guaranty Inc Insured)	1,445,000	1,493,227
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2037 (Assured Guaranty Inc Insured)	575,000	589,980
Chicago IL Wtr Rev Series 2017, 5% 11/1/2029	240,000	249,542
Chicago IL Wtr Rev Series 2023 A, 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	3,720,000	3,900,474
Grand Prairie Water Commission Series 2025, 5.25% 1/1/2055	750,000	783,322
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	405,000	415,299
		20,646,373
TOTAL ILLINOIS		753,740,630
Indiana - 0.8%
Education - 0.0%
Ball State University Indiana Series S, 4% 7/1/2036	435,000	442,661
Indiana Fin Auth Edl Facs Rev 5.75% 6/1/2048	1,630,000	1,757,668
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2028	50,000	50,829
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2033	35,000	35,462
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2043	855,000	866,912
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2053	890,000	883,266
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5.125% 6/1/2058	1,700,000	1,702,458
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev 4.5% 6/1/2039 (g)	25,000	25,000
Purdue University Series DD, 5% 7/1/2034	145,000	153,218
Purdue University Series DD, 5% 7/1/2035	285,000	300,516
Purdue University Series DD, 5% 7/1/2036	310,000	326,000
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	125,000	116,994
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	125,000	130,033
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,290,000	1,322,214
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	680,000	686,804
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	60,000	63,317
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	50,000	53,400
St Joseph Cnty Ind Edl Fac Rev Series 1996, 6.5% 3/1/2026	210,000	212,011
		9,128,763
Electric Utilities - 0.1%
Indiana Fin Auth Midwestern Disaster Relief Revenue Ohio Vly Elec Corp (Ohio Valley Electric Corp Proj.) Series 2012 A, 4.25% 11/1/2030	3,095,000	3,192,935
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	225,000	235,311
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	110,000	114,504
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2043 (Assured Guaranty Inc Insured)	2,250,000	2,418,913
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (c)	210,000	207,976
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (c)(g)	945,000	936,510
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.75% 10/1/2040 VRDN (c)	3,600,000	3,600,000
		10,706,149
Escrowed/Pre-Refunded - 0.0%
Indiana St Fin Auth Rev Series D, 5% 8/1/2036 (Pre-refunded to 8/1/2026 at 100)	1,605,000	1,630,750
General Obligations - 0.0%
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 1/15/2040	1,500,000	1,603,216
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 7/15/2039	1,205,000	1,087,222
Noblesville Ind Multi Sch Bldg Corp 3% 7/15/2039	705,000	643,191
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,895,000	2,182,066
		5,515,695
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	360,000	336,857
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	755,000	790,107
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,660,000	1,724,726
Indiana Fin Auth Health Fac Rev Series 2017 A, 5% 8/15/2051	1,270,000	1,281,086
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.5% 3/1/2044	650,000	684,368
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.75% 3/1/2054	1,635,000	1,720,296
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	2,270,000	2,048,765
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2041	1,250,000	1,352,743
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	1,000,000	1,028,670
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2044	1,800,000	1,964,559
Indiana Fin Auth Health Sys Rev Series 2023B 2, 5% tender 10/1/2060 (c)	1,630,000	1,764,851
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (c)	1,000,000	997,968
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	25,000	26,603
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	80,000	86,821
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	20,000	22,138
Indiana Fin Auth Hosp Rev Series 2020 A, 4% 7/1/2045	1,205,000	1,127,452
Indiana Fin Auth Hosp Rev Series 2022, 4.25% 1/1/2047 (Assured Guaranty Inc Insured)	535,000	512,302
Indiana Fin Auth Hosp Rev Series 2024A, 5.5% 9/15/2039	700,000	759,525
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025A 1, 5% 11/15/2043 (k)	1,000,000	1,071,417
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	160,000	162,569
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	185,000	188,036
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	185,000	187,857
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	170,000	172,616
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	100,000	101,522
Indiana St Fin Auth Rev Series 2018A, 5% 11/15/2053	650,000	622,762
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (h)	480,000	416,773
		21,153,389
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	815,000	799,491
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	260,000	256,318
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	10,000	9,968
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	80,000	80,030
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	20,000	20,879
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	20,000	21,255
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	20,000	21,086
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	15,000	16,088
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2020 B 1, 3.25% 7/1/2049	175,000	173,867
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2024 C 1, 4.7% 7/1/2049	3,030,000	3,060,268
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2025 C 1, 4.85% 7/1/2045	2,000,000	2,034,871
		6,494,121
Industrial Development - 0.1%
City of Valparaiso IN Series 2024, 4.5% 1/1/2034 (g)(h)	950,000	979,525
City of Valparaiso IN Series 2024, 5% 1/1/2054 (g)(h)	3,235,000	3,210,148
Indiana St Fin Auth Environmental Rev Series 2021 A, 4.125% 12/1/2026	1,945,000	1,944,836
Indiana St Fin Auth Pollution Ctl Rev (Ohio Valley Electric Corp Proj.) Series 2010 B, 2.5% 11/1/2030	385,000	368,710
Mount Vernon Ind Environmentalimpt Rev Series 2015, 4.25% tender 9/1/2055 (c)(g)	250,000	252,930
Warrick Cnty Ind Environmental Impt Rev Series 2015, 4.25% tender 9/1/2055 (c)(g)	250,000	252,930
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (c)(g)	1,600,000	1,617,093
Whiting Ind Environmental Facs Series 2015, 4.4% tender 11/1/2045 (BP PLC Guaranteed) (c)(g)	2,775,000	2,930,745
		11,556,917
Lease Revenue - 0.0%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 1/15/2063 (Build America Mutual Assurance Co Insured)	4,110,000	4,568,365
Other - 0.1%
Indiana Fin Auth Edl Facs Rev Series 2022A, 5.5% 7/1/2052	5,600,000	5,720,328
Indiana Fin Auth Student Hsg Rev 5.625% 7/1/2050	500,000	483,789
Indiana Fin Auth Student Hsg Rev Series 2024A, 5% 7/1/2059	725,000	726,396
Indiana Finance Authority 5.5% 10/1/2055	1,600,000	1,724,631
Indiana St Fin Auth Rev Series 2025 A, 5.25% 3/1/2050	960,000	961,012
Indiana St Fin Auth Rev Series 2025B, 5% 5/1/2040	940,000	964,809
		10,580,965
Resource Recovery - 0.0%
East Chicago Ind Solid Waste Disp Rev Series 1998, 5.5% 9/1/2028 (g)	245,000	239,210
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	995,000	1,014,594
Indianapolis IN Loc Pub Impt Bd Bank Series 2023D, 6% 2/1/2048	1,250,000	1,398,462
Indianapolis IN Loc Pub Impt Bd Bank Series 2023E, 6.125% 3/1/2057	375,000	394,748
Indianapolis IN Loc Pub Impt Bd Bank Series 2023F 1, 5.25% 3/1/2067 (Build America Mutual Assurance Co Insured)	2,005,000	2,085,724
		4,893,528
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (g)	120,000	120,306
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (g)	120,000	120,224
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (g)	150,000	150,256
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (g)	340,000	340,437
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2028 (g)	3,695,000	3,842,520
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (g)	125,000	125,221
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025 B 2, 5.25% 1/1/2045 (g)	1,475,000	1,559,526
Northern Indiana Commuter Transportation District Series 2016, 5% 7/1/2041	600,000	600,317
		6,858,807
Water & Sewer - 0.2%
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2047 (Build America Mutual Assurance Co Insured)	300,000	313,843
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,375,000	1,430,342
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2023A, 5% 10/1/2033	1,400,000	1,616,464
Indiana Finance Authority 5.25% 10/1/2047	1,900,000	1,996,653
Indiana Finance Authority Series 2016 A, 5% 10/1/2046	2,800,000	2,807,527
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,235,000	1,309,486
Indiana Finance Authority Series 2023A, 5% 10/1/2035	1,100,000	1,254,982
Indiana Finance Authority Series 2023A, 5% 10/1/2036	1,000,000	1,132,470
Indiana Finance Authority Series 2023A, 5% 10/1/2037	625,000	702,513
Indiana Finance Authority Series 2023A, 5% 10/1/2039	1,000,000	1,105,613
		13,669,893
TOTAL INDIANA		106,996,552
Iowa - 0.1%
Education - 0.0%
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2045	650,000	572,835
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2050	120,000	101,954
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	1,895,000	1,997,750
Iowa Higher Ed Ln Auth Rev 5% 10/1/2047	180,000	181,706
Iowa Higher Ed Ln Auth Rev Series 2022, 4.75% 10/1/2042	170,000	171,410
Iowa Higher Ed Ln Auth Rev Series 2022, 5.375% 10/1/2052	200,000	203,852
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (g)	1,342,000	1,382,908
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (g)	740,000	777,726
Iowa Student Ln Liquidity Corp Series 2019 B, 3% 12/1/2039 (g)	20,000	19,469
Iowa Student Ln Liquidity Corp Series 2019 C, 3.5% 12/1/2044 (g)	1,250,000	991,538
Iowa Student Ln Liquidity Corp Series 2024 C, 5% 12/1/2054 (g)	295,000	286,217
		6,687,365
Escrowed/Pre-Refunded - 0.0%
Iowa Fin Auth Midwestern Disaster Area Rev Series 2022, 5% 12/1/2050 (Pre-refunded to 12/1/2032 at 100)	1,130,000	1,298,713
General Obligations - 0.0%
Coralville Iowa Series 2017B, 4.25% 5/1/2037	150,000	134,319
Waukee IA Cmnty Sch Dist 2% 6/1/2037	1,000,000	807,189
		941,508
Health Care - 0.0%
Iowa Fin Auth Health Facs Rev Series 2025, 5.75% 12/1/2055	650,000	681,209
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	205,000	208,301
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2033	165,000	166,551
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2038	130,000	130,578
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2048	240,000	226,116
Iowa Financial Auth Sr Living Fac Rev Series 2025, 5.75% 10/1/2055	380,000	386,076
		1,798,831
Housing - 0.0%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2018 A, 4% 7/1/2047	50,000	50,122
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 A, 3% 1/1/2047	460,000	452,813
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 B, 2% 7/1/2036	1,100,000	912,700
Iowa Fin Auth Single Family Mtg Rev Series 2020 A, 3.75% 1/1/2050	520,000	520,199
		1,935,834
Other - 0.0%
Coralville Iowa 5% 5/1/2042	300,000	298,769
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	705,000	714,632
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	705,000	706,708
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	1,155,000	1,129,169
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,290,000	1,099,424
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	635,000	688,127
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021B 2 CL 2, 0% 6/1/2065 (l)	6,535,000	976,842
		5,314,902
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2035	365,000	313,105
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2038	390,000	307,969
		621,074
TOTAL IOWA		18,896,996
Kansas - 0.2%
Education - 0.0%
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2039	1,050,000	1,051,429
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2044	725,000	725,940
		1,777,369
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	480,000	480,273
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2045	725,000	725,195
		1,205,468
General Obligations - 0.0%
Lyon Cnty Kans Uni Sch Dist No 253 Emporia 4% 9/1/2039	640,000	643,633
Lyon Cnty Kans Uni Sch Dist No 253 Emporia Series 2019, 4% 9/1/2033	110,000	111,633
Sedgwick Cnty KS Usd #266 Series 2019 A, 4% 9/1/2031	240,000	244,920
Sedgwick Cnty KS Usd #266 Series 2019 A, 4% 9/1/2032	180,000	183,308
		1,183,494
Health Care - 0.0%
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2036	275,000	266,587
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2041	300,000	272,669
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2030	175,000	177,315
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2032	160,000	162,095
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2039	165,000	165,746
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 5% 9/1/2048	2,870,000	2,905,194
Wichita Kans Health Care Facs Rev Series 2018 I, 4.625% 5/15/2041	30,000	27,258
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2033	230,000	230,767
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2038	365,000	358,452
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2047	150,000	129,825
		4,695,908
Lease Revenue - 0.0%
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2032	215,000	224,235
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2033	230,000	239,374
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2034	240,000	249,226
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2036	265,000	273,772
		986,607
Other - 0.0%
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2055 (k)	1,050,000	1,054,253
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2060 (k)	1,900,000	1,897,264
Topeka Kans Health Care Facs Rev 6.25% 12/1/2042	340,000	351,170
Topeka Kans Health Care Facs Rev 6.5% 12/1/2052	630,000	640,984
		3,943,671
Special Tax - 0.2%
City of Overland Park KS 6.5% 11/15/2042 (h)	4,850,000	5,099,967
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	7,515,000	8,712,173
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2038	295,000	302,658
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2044	495,000	496,357
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2049	975,000	958,001
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series 2015, 0% 9/1/2034 (h)(l)	2,100,000	1,180,956
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series A, 5.75% 9/1/2032	780,000	747,702
Wyandotte County-Kansas City Unified Government Series 2018, 4.5% 6/1/2040	65,000	65,066
		17,562,880
TOTAL KANSAS		31,355,397
Kentucky - 0.7%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	115,000	117,150
Campbellsville KY Indl Bldg Rev Series 2017, 5% 3/1/2039	300,000	291,993
Columbia KY Edl Dev Rev Series 2019, 5% 12/1/2033	300,000	305,297
Kentucky Higher Ed Student Ln Corp Student Ln Rev Series 2019B 1, 5% 6/1/2036 (g)	1,380,000	1,431,833
Kentucky State University Series 2021, 4% 11/1/2051 (Build America Mutual Assurance Co Insured)	45,000	41,571
		2,187,844
Electric Utilities - 0.0%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (c)	500,000	491,062
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2019 A, 4% 9/1/2045	750,000	662,470
Louisville/Jefferson Cnty KY Metro Govt Polluction Ctl Rev Series 2005 A, 1.75% tender 2/1/2035 (c)	1,385,000	1,369,467
Trimble Cnty KY Pollutn Ctl (Louisville Gas & Electric Co Proj.) Series 2016 A, 1.3% tender 9/1/2044 (c)(g)	2,500,000	2,373,872
		4,896,871
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	3,755,000	3,927,635
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	4,615,000	4,899,584
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (c)	3,435,000	3,491,155
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (c)	6,810,000	6,825,015
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 2, U.S. SOFR Index + 1.2%, 3.887% tender 8/1/2052 (c)(e)	1,950,000	1,960,831
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (c)	7,970,000	8,645,219
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% tender 1/1/2055 (BP PLC Guaranteed) (c)	3,600,000	3,870,964
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (c)	1,500,000	1,598,135
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	125,000	126,229
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	65,000	68,555
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	765,000	805,667
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	70,000	73,713
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	30,000	31,579
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	190,000	199,753
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	170,000	178,431
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	190,000	199,126
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	115,000	120,251
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	100,000	104,388
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	255,000	265,083
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	80,000	81,501
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	25,000	25,384
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	65,000	65,773
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	80,000	80,720
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	35,000	35,235
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	285,000	303,232
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	120,000	127,696
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	70,000	71,437
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2035	2,250,000	2,607,207
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	1,410,000	1,578,067
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2024A, 5% 7/1/2027	2,250,000	2,329,515
		44,697,080
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	170,000	171,079
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2035	135,000	134,823
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	50,000	49,575
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	35,000	34,610
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2038	195,000	191,548
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	175,000	181,542
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	100,000	106,765
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	65,000	65,093
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,110,000	1,010,733
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,590,000	2,586,092
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	55,000	58,278
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,260,000	1,271,957
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.375% 11/15/2042	635,000	546,549
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.5% 11/15/2045	230,000	193,150
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.25% 11/15/2046	590,000	422,759
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.375% 11/15/2051	820,000	575,642
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	150,000	154,865
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	75,000	77,327
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	85,000	87,422
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	900,000	918,226
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 5% 8/15/2046	570,000	576,519
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) 5.25% 6/1/2050	3,405,000	3,404,962
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	5,000	5,003
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	5,000	5,005
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	5,000	5,005
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	5,000	5,005
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	5,000	5,005
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2037	2,180,000	2,196,301
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2041	1,995,000	2,004,508
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2045	3,320,000	3,324,520
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	2,005,000	2,023,760
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2046	995,000	820,168
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2051	520,000	411,181
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 4% 10/1/2039	240,000	235,417
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	245,000	248,326
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	1,525,000	1,608,529
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	360,000	378,104
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	505,000	538,791
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	420,000	426,127
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 5% 10/1/2026	360,000	365,774
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	3,785,000	3,015,611
		30,441,656
Other - 0.0%
Boyle Cnty KY Edl Facs Rev Series 2023A, 5.25% 6/1/2049	700,000	724,259
Resource Recovery - 0.0%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2006 B, 2.125% 10/1/2034 (g)	1,540,000	1,318,975
City of Henderson KY Series 2022 A, 4.45% 1/1/2042 (g)(h)	300,000	295,848
City of Henderson KY Series 2022 A, 4.7% 1/1/2052 (g)(h)	1,785,000	1,699,491
City of Henderson KY Series 2022B, 4.45% 1/1/2042 (g)(h)	1,010,000	996,023
City of Henderson KY Series 2022B, 4.7% 1/1/2052 (g)(h)	495,000	471,287
		4,781,624
Special Tax - 0.0%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2045 (Assured Guaranty Inc Insured)	940,000	951,398
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	190,000	190,000
		1,141,398
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	195,000	195,353
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	185,000	185,326
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	185,000	185,320
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	75,000	75,123
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	45,000	47,191
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	45,000	47,055
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	125,000	128,050
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	160,000	162,980
		1,026,398
TOTAL KENTUCKY		89,897,130
Louisiana - 0.5%
Education - 0.0%
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.5% 6/15/2038 (h)	335,000	336,345
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.625% 6/15/2048 (h)	395,000	382,010
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2018, 5% 10/1/2048 (Assured Guaranty Inc Insured)	545,000	547,389
Louisiana Pub Facs Auth Rev (Loyola University, LA Proj.) Series 2017, 5.25% 10/1/2046 (j)	2,110,000	2,125,878
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	245,000	250,332
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	240,000	245,116
Louisiana Pub Facs Rev (Loyola University, LA Proj.) Series 2021, 4% 10/1/2041	235,000	215,568
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2045	1,045,000	1,074,605
Louisiana Pub Facs Rev Series 2025, 6.15% 6/15/2055 (h)	1,500,000	1,526,226
		6,703,469
General Obligations - 0.0%
Shreveport LA Gen. Oblig. Series 2024, 5% 3/1/2054 (Assured Guaranty Inc Insured)	3,235,000	3,319,205
Health Care - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dev Auth Retirement Facs Rev Series 2019A, 5% 1/1/2049	595,000	459,540
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6% 11/15/2035	120,000	120,039
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6.25% 11/15/2045	765,000	763,079
Louisiana Loc Govt Environmental Facs & Cmnty Series A, 5.625% 6/1/2045	930,000	741,844
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	2,190,000	1,572,619
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	300,000	300,076
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	95,000	101,328
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	75,000	79,697
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	90,000	95,304
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	55,000	56,558
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	250,000	190,580
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	750,000	723,770
		5,204,434
Housing - 0.1%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	680,000	732,517
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2019 A, 5% 7/1/2029 (h)	80,000	79,927
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2019 A, 5% 7/1/2039 (h)	255,000	239,330
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2019 A, 5% 7/1/2054 (h)	410,000	337,647
Louisiana Pub Facs Auth Lease Series 2016 A, 5% 7/1/2046	1,145,000	1,146,370
Louisiana Pub Facs Rev Series 2020 A 1, 5.1% 1/1/2057 (h)	1,980,000	1,497,771
Louisiana Pub Facs Rev Series 2020 A 1, 5.375% 1/1/2040 (h)	860,000	700,079
Louisiana Pub Facs Rev Series 2020 A 1, 5.5% 1/1/2050 (h)	590,000	451,858
		5,185,499
Industrial Development - 0.2%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2017, 3.5% 11/1/2032	1,000,000	983,271
Louisiana St Offshore Term Auth Deepwtr Prot Rev Series 2013A, 4.2% tender 9/1/2033 (c)	1,000,000	1,016,792
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2008, 6.1% tender 6/1/2038 (c)(h)	740,000	812,231
St James Parish LA Rev (Nustar Logistics LP Proj.) Series 2010, 6.35% 7/1/2040 (h)	750,000	815,986
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2010B, 6.1% tender 12/1/2040 (c)(h)	975,000	1,071,561
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	2,000,000	2,008,988
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (c)	1,790,000	1,780,875
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (c)	2,380,000	2,365,483
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (c)	4,075,000	4,083,763
		14,938,950
Other - 0.0%
Capital Area Finance Authority 6.5% 4/1/2054	2,045,000	2,279,025
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2051 (Assured Guaranty Inc Insured) (g)	410,000	437,408
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2054 (Assured Guaranty Inc Insured) (g)	530,000	564,191
		3,280,624
Resource Recovery - 0.0%
LA Pfa Swd Rev Series 2023, 6.75% tender 10/1/2053 (c)(g)(h)	2,800,000	2,964,851
Special Tax - 0.0%
Lafayette Parish LA Sch Brd 4% 4/1/2048	1,900,000	1,792,268
Lafayette Parish LA Sch Brd 4% 4/1/2053	1,900,000	1,751,471
Louisiana St Gas & Fuel Tax Rv 2.85% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (c)	150,000	150,000
		3,693,739
Transportation - 0.2%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (g)	4,000,000	3,811,312
Louisiana Pub Facs Rev Series 2024, 5.5% 9/1/2054 (g)	500,000	511,013
Louisiana Pub Facs Rev Series 2024, 5.75% 9/1/2064 (g)	3,810,000	3,960,218
New Orleans Aviation Board Series 2018A, 5% 10/1/2048 (Assured Guaranty Inc Insured)	255,000	258,697
New Orleans LA Aviation Board 5% 1/1/2027 (g)	60,000	61,227
New Orleans LA Aviation Board 5% 1/1/2027 (g)	50,000	51,022
New Orleans LA Aviation Board 5% 1/1/2028 (g)	90,000	91,461
New Orleans LA Aviation Board 5% 1/1/2028 (g)	30,000	30,487
New Orleans LA Aviation Board 5% 1/1/2031 (g)	80,000	81,207
New Orleans LA Aviation Board 5% 1/1/2032 (g)	50,000	50,682
New Orleans LA Aviation Board 5% 1/1/2033 (g)	125,000	126,615
New Orleans LA Aviation Board 5% 1/1/2033 (g)	85,000	86,098
New Orleans LA Aviation Board 5% 1/1/2034 (g)	150,000	151,798
New Orleans LA Aviation Board 5% 1/1/2034 (g)	25,000	25,300
New Orleans LA Aviation Board 5% 1/1/2035 (g)	50,000	50,565
New Orleans LA Aviation Board 5% 1/1/2036 (g)	115,000	116,170
New Orleans LA Aviation Board 5% 1/1/2037 (g)	705,000	711,324
New Orleans LA Aviation Board 5% 1/1/2037 (g)	185,000	186,659
New Orleans LA Aviation Board 5% 1/1/2038 (g)	365,000	367,838
New Orleans LA Aviation Board Series 2017 A, 5% 1/1/2043	550,000	553,633
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (g)	1,080,000	1,081,065
		12,364,391
Water & Sewer - 0.0%
East Baton Rouge LA Swr Commn Series 2021A, 1.3% tender 2/1/2041 (c)	2,010,000	1,888,732
Shreveport LA Wtr & Swr Rev Series 2017A, 5% 12/1/2041 (Assured Guaranty Inc Insured)	565,000	576,318
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2044 (Assured Guaranty Inc Insured)	210,000	195,922
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2049 (Assured Guaranty Inc Insured)	265,000	239,162
		2,900,134
TOTAL LOUISIANA		60,555,296
Maine - 0.1%
Education - 0.0%
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2028 (Assured Guaranty Inc Insured) (g)	105,000	109,613
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2029 (Assured Guaranty Inc Insured) (g)	105,000	110,273
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2030 (Assured Guaranty Inc Insured) (g)	105,000	111,609
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2038 (Assured Guaranty Inc Insured) (g)	960,000	964,676
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2039 (Assured Guaranty Inc Insured) (g)	860,000	862,011
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 5% 12/1/2045 (Assured Guaranty Inc Insured) (g)	300,000	302,569
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2051	1,000,000	863,826
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	85,000	86,054
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	60,000	60,637
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	125,000	125,899
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	40,000	40,446
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	65,000	66,781
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	50,000	51,393
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	140,000	143,740
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	90,000	92,223
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	1,485,000	1,570,914
		5,562,664
General Obligations - 0.0%
Auburn ME 2.25% 11/1/2039	2,640,000	2,010,181
Brunswick ME 2.375% 11/1/2037	330,000	282,990
		2,293,171
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	65,000	68,651
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	60,000	63,304
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	110,000	115,387
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	155,000	162,169
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	180,000	187,802
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	170,000	176,922
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	125,000	129,691
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2036	315,000	321,766
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2037	255,000	257,801
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2038	265,000	266,612
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2039	330,000	330,761
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2040	465,000	465,047
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2050	1,660,000	1,503,199
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	350,000	297,786
		4,346,898
Housing - 0.0%
Maine Hsg Auth Mtg Series 2020 C, 4% 11/15/2050	335,000	336,543
Other - 0.0%
Maine Fin Auth Rev Series 2025, 5.5% 7/1/2055	1,355,000	1,444,444
Resource Recovery - 0.0%
Maine Fin Auth Solid Waste Dis Series 2024, 4.625% tender 12/1/2047 (c)(g)(h)	1,005,000	1,012,959
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	40,000	42,224
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	55,000	57,978
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	60,000	63,109
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	110,000	115,317
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	30,000	30,556
		309,184
TOTAL MAINE		15,305,863
Maryland - 1.0%
Education - 0.1%
Frederick Cnty MD Edl Facs Rev Series 2017 A, 5% 9/1/2045 (h)	1,200,000	1,049,489
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	240,000	240,659
Maryland Economic Dev Corp St Series 2020, 5% 7/1/2056	1,900,000	1,905,969
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2038	500,000	486,182
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,050,000	928,511
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	2,345,000	2,011,961
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,020,000	859,290
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	125,000	130,905
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	20,000	21,396
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	320,000	339,339
Maryland Health & Higher Educational Facilities Authority Series 2023, 5.25% 7/1/2033 (h)	400,000	412,526
University MD Sys Auxiliary Fac & Tuition Series 2024 A, 4% 4/1/2043	1,160,000	1,156,041
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	315,000	319,350
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	335,000	339,615
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	355,000	359,944
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	375,000	380,140
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	110,000	111,460
		11,052,777
General Obligations - 0.1%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	2,540,000	2,421,525
Anne Arundel Cnty MD Gen. Oblig. Series 2023, 5% 10/1/2046	2,195,000	2,329,764
Anne Arundel Cnty MD Gen. Oblig. Series 2024, 4% 10/1/2053	500,000	477,871
City of Baltimore MD 5% 6/1/2051	600,000	601,373
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	1,250,000	1,007,298
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,050,000	5,242,643
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,195,000	1,232,124
Montgomery Cnty MD Gen. Oblig. Series 2021 A, 2% 8/1/2041	3,000,000	2,184,000
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	1,740,000	1,814,984
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2026	1,000,000	1,007,092
Washington Suburban Sanitary Dist MD 4% 6/1/2045	1,475,000	1,471,285
Washington Suburban Sanitary Dist MD Series 2016 SECOND, 5% 6/1/2038	2,485,000	2,504,167
Washington Suburban Sanitary Dist MD Series 2025, 4% 6/1/2051	4,000,000	3,843,137
		26,137,263
Health Care - 0.3%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	250,000	228,235
City of Rockville MD (Ingleside At King Farm Proj.) Series 2017 A-2, 5% 11/1/2035	140,000	141,015
City of Rockville MD (Ingleside At King Farm Proj.) Series B, 5% 11/1/2042	1,280,000	1,238,542
City of Rockville MD Series 2017 B, 4.25% 11/1/2037	75,000	70,663
City of Rockville MD Series 2017 B, 4.5% 11/1/2043	275,000	246,395
City of Rockville MD Series 2017 B, 5% 11/1/2047	935,000	857,801
City of Rockville MD Series A 1, 5% 11/1/2031	210,000	212,632
City of Rockville MD Series A 2, 5% 11/1/2029	70,000	70,909
City of Rockville MD Series A 2, 5% 11/1/2031	85,000	86,065
City of Rockville MD Series A 2, 5% 11/1/2032	70,000	70,805
City of Rockville MD Series A-1, 5% 11/1/2037	315,000	316,152
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	2,815,000	2,037,299
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	1,670,000	1,799,119
Maryland Health & Higher Educational Facilities Authority Series 2021 B, 4% 1/1/2051	700,000	642,771
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2055 (Assured Guaranty Inc Insured)	1,980,000	2,044,244
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2015, 5% 7/1/2047	2,610,000	2,610,502
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 5% 8/15/2033	1,325,000	1,326,754
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 5% 5/15/2045	1,550,000	1,558,478
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	255,000	244,856
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2032	85,000	85,937
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	215,000	217,280
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	255,000	257,604
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	225,000	227,184
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2036	210,000	211,947
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2036	2,475,000	2,520,280
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2046	4,680,000	4,729,738
Maryland St Hlth & HI Ed Facs Series 2017 B, 5% 7/1/2038	1,030,000	1,044,898
Montgomery Cnty MD Econ Dev Series 2018 A, 5.375% 7/1/2048	915,000	808,706
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2026	245,000	245,189
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2027	255,000	256,097
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2030	285,000	289,678
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2031	155,000	157,884
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2036	985,000	986,214
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2042	2,010,000	1,897,936
		29,739,809
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	65,000	64,783
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	45,000	46,663
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	5,000	5,275
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	780,000	845,519
Maryland Community Development Administration Series 2018 A, 4.5% 9/1/2048	385,000	389,896
Maryland Department of Housing & Community Development Series 2025 G, 6.25% 9/1/2056	900,000	1,025,052
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2029 (h)	335,000	335,274
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2033 (h)	360,000	360,225
Maryland Economic Dev Corp St Series 2016, 5% 6/1/2035 (Assured Guaranty Inc Insured)	645,000	649,985
		3,722,672
Industrial Development - 0.0%
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2027	210,000	211,897
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2028	280,000	285,283
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2033	1,750,000	1,783,897
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2036	85,000	86,307
Maryland St Econ Dev Corp Econ Series 2022A, 5% 12/31/2042	1,000,000	1,032,431
Maryland St Econ Dev Corp Econ Series 2022A, 5.25% 6/30/2053	1,500,000	1,535,839
Maryland St Econ Dev Corp Rev Series 2006B, 4.1% tender 10/1/2036 (c)	800,000	823,147
		5,758,801
Other - 0.0%
Maryland Economic Dev Corp St Series 2024, 5.125% 7/1/2059 (Assured Guaranty Inc Insured)	725,000	742,141
Maryland Economic Dev Corp St Series 2024, 5.25% 7/1/2064 (Assured Guaranty Inc Insured)	990,000	1,018,085
Westminster MD Proj Rev Series 2014A, 6.25% 7/1/2044	510,000	510,100
		2,270,326
Special Tax - 0.3%
Baltimore Hotel Corp Series 2017, 5% 9/1/2026	100,000	100,708
Baltimore Hotel Corp Series 2017, 5% 9/1/2033	210,000	212,929
Baltimore Hotel Corp Series 2017, 5% 9/1/2034	765,000	774,967
Baltimore Hotel Corp Series 2017, 5% 9/1/2036	870,000	878,632
Baltimore Hotel Corp Series 2017, 5% 9/1/2039	500,000	502,692
Baltimore Hotel Corp Series 2017, 5% 9/1/2042	1,135,000	1,136,283
Baltimore Hotel Corp Series 2017, 5% 9/1/2046	3,685,000	3,640,230
Brunswick MD Spl Oblig Series 2019, 4% 7/1/2029	65,000	64,720
Brunswick MD Spl Oblig Series 2019, 5% 7/1/2036	84,000	85,534
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	330,000	333,095
County of Frederick MD Series 2020 B, 4.625% 7/1/2043 (h)	455,000	444,041
Howard Cnty MD Spl Oblig Series 2017 A, 4.5% 2/15/2047 (h)	235,000	219,748
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2038	35,000	32,161
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2048	115,000	92,888
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2058	340,000	257,698
Maryland Econ Dev Corp Pkg Facs Rev Series 2018A, 5% 6/1/2058	715,000	717,471
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	485,000	459,129
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	1,090,000	930,121
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	1,000,000	939,207
Maryland St Dept Transn Cons Series 2021 B, 5% 12/1/2025	1,075,000	1,075,000
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	530,000	556,144
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2035	1,180,000	1,235,126
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2042	1,710,000	1,754,136
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2051 (l)	1,355,000	407,943
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2052 (l)	2,040,000	584,325
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2053 (l)	1,010,000	275,216
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2054 (l)	1,490,000	386,104
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2055 (l)	925,000	227,910
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	555,000	521,289
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	160,000	167,844
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	135,000	139,417
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	145,000	148,488
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2047	1,665,000	1,553,113
		20,854,309
Transportation - 0.2%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (g)	7,355,000	7,309,218
Maryland Economic Development Corp Series 2022 A, 5% 11/12/2028 (g)	2,750,000	2,768,932
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2047 (g)	1,165,000	1,171,578
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2052 (g)	1,000,000	998,304
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (g)	1,270,000	1,131,297
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (g)	5,015,000	5,116,267
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2049 (Assured Guaranty Inc Insured) (g)	3,300,000	3,486,306
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2054 (Assured Guaranty Inc Insured) (g)	500,000	525,185
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2037 (g)	640,000	643,910
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2038 (g)	575,000	576,309
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	140,000	142,995
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2028	210,000	217,714
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	530,000	549,685
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	145,000	150,126
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,085,000	1,118,210
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	315,000	336,176
Maryland Trans Auth Psngr Fac Chrg Rev Series 2019, 3% 6/1/2036 (g)	1,220,000	1,114,525
Prince George's County Revenue Authority Series 2016, 4.75% 7/1/2036 (h)	245,000	245,099
Prince George's County Revenue Authority Series 2016, 5% 7/1/2046 (h)	350,000	350,004
		27,951,840
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2019 A, 4% 7/1/2049	1,385,000	1,292,270
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	1,415,000	1,343,002
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	1,555,000	1,591,656
Baltimore MD Proj Rev Series 2014C, 5% 7/1/2033	945,000	946,223
Baltimore MD Proj Rev Series C, 5% 7/1/2031	635,000	635,810
		5,808,961
TOTAL MARYLAND		133,296,758
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2039	1,000,000	1,016,598
Massachusetts - 1.6%
Education - 0.3%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,180,000	4,703,722
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,070,000	2,164,016
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,315,000	2,025,291
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,055,000	2,602,587
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	35,000	35,840
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	30,000	30,959
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	1,110,000	894,413
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2017 B, 5% 9/1/2042	2,135,000	2,168,121
Massachusetts Development Finance Agency Series 2017 B, 5% 7/1/2042	580,000	573,822
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (g)	475,000	486,536
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (g)	500,000	533,595
Massachusetts Ed Ln Auth Ed Ln 4.25% 7/1/2046 (g)	1,880,000	1,704,521
Massachusetts Ed Ln Auth Ed Ln 5% 7/1/2054 (g)	1,470,000	1,437,142
Massachusetts Ed Ln Auth Ed Ln Series 2018 C, 4.125% 7/1/2046 (g)	2,180,000	1,904,121
Massachusetts Ed Ln Auth Ed Ln Series 2019 B, 3% 7/1/2035 (g)	50,000	49,713
Massachusetts Ed Ln Auth Ed Ln Series 2019C, 3.75% 7/1/2047 (g)	2,430,000	2,012,476
Massachusetts Ed Ln Auth Ed Ln Series 2020 B, 2.625% 7/1/2036 (g)	15,000	14,735
Massachusetts Ed Ln Auth Ed Ln Series 2021 C, 3% 7/1/2051 (g)	950,000	656,648
Massachusetts Ed Ln Auth Ed Ln Series 2021B, 2% 7/1/2037 (g)	65,000	53,880
Massachusetts Ed Ln Auth Ed Ln Series 2022C, 4.125% 7/1/2052 (g)	2,210,000	1,868,280
Massachusetts Ed Ln Auth Ed Ln Series 2025 B, 5.5% 7/1/2055 (g)	1,805,000	1,839,448
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	4,335,000	4,364,199
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	120,000	122,036
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	185,000	188,055
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	200,000	203,245
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 5% 10/1/2046	1,205,000	1,207,848
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5.25% 1/1/2042	50,000	50,166
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	155,000	157,944
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) 4% 10/1/2046	165,000	134,504
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	750,000	716,990
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	255,000	255,572
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2048	2,100,000	1,983,438
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	125,000	126,269
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	125,000	126,266
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	135,000	136,342
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	65,000	65,643
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	150,000	151,418
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	155,000	156,336
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	75,000	75,587
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2046	240,000	234,189
Massachusetts St Dev Fin Agy Rev Series 2015, 5% 5/1/2041	300,000	300,058
Massachusetts St Dev Fin Agy Rev Series 2016, 5% 1/1/2040	530,000	532,151
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 4.25% 7/1/2034 (h)	500,000	508,741
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (h)	120,000	118,979
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2054 (h)	2,625,000	2,500,362
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	1,270,000	1,315,304
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	3,305,000	3,392,328
		46,883,836
Electric Utilities - 0.0%
Massachusetts Municipal Wholesale Electric Co Series 2021 A, 4% 7/1/2046	480,000	456,414
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5% 1/1/2049	705,000	719,682
Massachusetts St Gen. Oblig. 5% 4/1/2043	2,000,000	2,190,387
Massachusetts St Gen. Oblig. 5% 4/1/2047	4,595,000	4,883,615
Massachusetts St Gen. Oblig. 5% 7/1/2032	1,250,000	1,437,921
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	1,205,000	1,232,622
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	1,125,000	1,170,713
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	220,000	226,514
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	2,000,000	1,549,410
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	2,335,000	1,774,613
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	3,150,000	2,392,879
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	2,000,000	1,536,532
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,100,000	2,438,842
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2045	5,150,000	5,504,414
Massachusetts St Gen. Oblig. Series 2025 C, 5% 6/1/2043	7,500,000	8,224,965
Somerville MA Series 2020, 2.125% 10/15/2039	1,125,000	904,440
Stoneham Mass Series 2022, 2.25% 1/15/2040	500,000	397,468
Stoneham Mass Series 2022, 2.25% 1/15/2041	3,630,000	2,795,596
Worcester MA Gen. Oblig. Series 2022, 3% 2/1/2037 (Assured Guaranty Inc Insured)	250,000	236,888
		39,617,501
Health Care - 0.5%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (h)	7,475,000	7,474,700
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	1,850,000	1,868,146
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	70,000	70,800
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	85,000	87,711
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2031	240,000	257,144
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	240,000	256,423
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 4.375% 7/1/2052	1,600,000	1,458,201
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 5.25% 7/1/2052	3,450,000	3,469,071
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 2.8% 3/1/2048, LOC TD Bank NA VRDN (c)	2,400,000	2,400,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.8% 3/1/2048, LOC TD Bank NA VRDN (c)	1,800,000	1,800,000
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2039	395,000	396,799
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2044	465,000	460,146
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 4% 10/1/2045 (Assured Guaranty Inc Insured)	400,000	368,108
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2032 (Assured Guaranty Inc Insured)	180,000	198,010
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2033 (Assured Guaranty Inc Insured)	110,000	120,177
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	680,000	611,481
Massachusetts Development Finance Agency 4% 9/1/2048	335,000	285,934
Massachusetts Development Finance Agency 5.25% 1/1/2050	655,000	608,629
Massachusetts Development Finance Agency Series 2018 J 1, 5% 7/1/2048	640,000	649,056
Massachusetts Development Finance Agency Series 2018, 5% 11/15/2038 (h)	380,000	391,603
Massachusetts Development Finance Agency Series 2018, 5.125% 11/15/2046 (h)	920,000	931,646
Massachusetts Development Finance Agency Series 2019 A, 4% 7/1/2044	475,000	411,834
Massachusetts Development Finance Agency Series 2021, 5% 7/1/2041 (h)	300,000	276,125
Massachusetts Development Finance Agency Series 2022, 5.125% 1/1/2040	405,000	405,607
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	270,000	281,844
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	510,000	530,287
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2047 (h)	475,000	471,292
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2057 (h)	4,315,000	4,168,611
Massachusetts St Dev Fin Agy Rev (Tufts Medicine Proj.) Series 2013G, 5% 7/1/2037	570,000	567,080
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	205,000	207,073
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	275,000	277,600
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2046	465,000	463,238
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2050 (Assured Guaranty Inc Insured)	6,795,000	7,308,835
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	7,150,000	7,778,300
Massachusetts St Dev Fin Agy Rv Series N, 5.5% 7/1/2055	2,795,000	3,019,211
		50,330,722
Housing - 0.0%
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2048	350,000	318,222
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2054	600,000	530,253
Massachusetts Housing Finance Agency Series 2020C 1, 2.45% 12/1/2045	1,800,000	1,296,736
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 210, 3% 12/1/2036 (g)	960,000	850,196
Massachusetts St Hsg Fin Agy Series 218, 2.4% 6/1/2044	600,000	441,270
		3,436,677
Other - 0.0%
Marlborough Mass Series 2020, 2.125% 5/15/2035	1,465,000	1,324,116
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2045	320,000	327,476
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	225,000	227,260
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2055	210,000	211,167
Massachusetts St Dev Fin Agy Rv Series 2025, 5.5% 6/1/2050	1,000,000	1,078,821
		3,168,840
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax 5% 7/1/2040	2,000,000	2,077,852
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2031 (l)	2,570,000	2,160,861
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	2,640,000	2,949,723
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	1,140,000	1,211,446
Mass Bay Tran Auth Sls Tax Series 2024 B, 5.25% 7/1/2054	4,400,000	4,702,626
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	3,900,000	4,073,781
Massachusetts St Transn Fd Rev Series 2025A, 5% 6/1/2055	4,000,000	4,199,470
		21,375,759
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2035 (g)	105,000	110,897
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2036 (g)	210,000	220,990
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2037 (g)	305,000	319,765
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (g)	1,050,000	1,060,351
Massachusetts St Port Auth Rev 5% 7/1/2041 (g)	4,915,000	5,120,799
Massachusetts St Port Auth Rev 5% 7/1/2046 (g)	2,680,000	2,732,950
Massachusetts St Port Auth Rev 5% 7/1/2051 (g)	6,355,000	6,449,459
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	255,000	257,976
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	130,000	131,466
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	190,000	191,681
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (g)	1,005,000	1,060,511
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (g)	1,000,000	1,052,224
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (g)	170,000	178,230
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (g)	835,000	872,160
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2038 (g)	1,045,000	1,087,695
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (g)	1,700,000	1,764,122
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (g)	1,355,000	1,398,776
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (g)	2,895,000	3,094,863
Massachusetts St Port Auth Rev Series B, 4% 7/1/2046 (g)	2,500,000	2,297,339
		29,402,254
Water & Sewer - 0.1%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	3,000,000	2,603,798
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2034	1,800,000	2,080,036
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2035	1,200,000	1,380,947
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	1,965,000	2,132,511
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2032	3,000,000	3,453,798
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2035	3,000,000	3,588,268
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2040	2,710,000	2,712,680
		17,952,038
TOTAL MASSACHUSETTS		212,624,041
Michigan - 1.2%
Education - 0.2%
Detroit Svc Learning Academy Mich Pub Sch Academy Rev Series 2021, 4% 7/1/2041	250,000	216,466
Ivywood Classical Academy Mich Series 2023, 5.875% 1/1/2044	1,970,000	1,954,482
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	425,000	424,646
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	425,000	420,058
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	355,000	344,740
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2046	250,000	222,028
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2017, 5.25% 2/1/2032	250,000	251,874
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2039	1,500,000	1,573,424
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.375% 11/1/2043	1,000,000	1,023,800
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.5% 11/1/2048	5,300,000	5,401,017
Michigan Finance Authority Series 2015, 5% 12/1/2045	300,000	279,677
Northern MI Univ Revs Series 2025A, 5.5% 6/1/2050	975,000	1,061,095
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	35,000	37,428
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	40,000	42,719
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	40,000	42,612
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	45,000	47,807
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	45,000	47,732
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	50,000	52,868
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	60,000	63,211
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	85,000	89,271
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	60,000	62,850
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	720,000	750,907
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	760,000	790,300
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	1,485,000	1,525,834
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	2,400,000	2,437,247
University MI Univ Revs Series 2020 A, 4% 4/1/2045	1,060,000	1,050,293
University MI Univ Revs Series 2020 A, 5% 4/1/2050	255,000	264,429
		20,478,815
Electric Utilities - 0.0%
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 4.375% 2/28/2054	335,000	320,888
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.5% 2/28/2057	2,405,000	2,519,698
		2,840,586
General Obligations - 0.1%
Detroit MI Gen. Oblig. 5% 4/1/2027	235,000	240,266
Detroit MI Gen. Oblig. 5% 4/1/2037	295,000	302,703
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2032	175,000	190,605
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2034	95,000	102,895
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	130,000	139,839
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	290,000	309,184
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2040	205,000	216,252
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2045	145,000	149,607
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2050	295,000	302,385
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	500,000	506,512
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	50,000	50,297
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,250,000	1,380,591
Detroit Mich Sch Dist Series 2020 A, 5% 5/1/2036	210,000	224,841
Detroit Mich Sch Dist Series 2020 A, 5% 5/1/2037	230,000	245,866
Four Lakes Special Assessment District Series 2025, 5.25% 6/1/2050	6,700,000	7,022,225
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2051 (g)	265,000	269,579
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	60,000	61,277
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 4% 10/15/2052	370,000	339,497
Portage MI Pub Schs 5% 11/1/2030	345,000	348,022
Portage MI Pub Schs 5% 11/1/2031	305,000	307,469
Portage MI Pub Schs 5% 11/1/2033	55,000	55,377
Portage MI Pub Schs 5% 11/1/2036	100,000	100,502
Portage MI Pub Schs 5% 11/1/2037	55,000	55,242
		12,921,033
Health Care - 0.2%
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2037	140,000	140,810
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2041	800,000	794,321
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2047	2,235,000	2,107,932
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	70,000	65,386
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	25,000	25,069
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	40,000	40,686
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	60,000	61,679
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2032	300,000	302,189
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2037	165,000	164,030
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2047	390,000	340,971
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2052	165,000	140,209
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6% 11/1/2050 (k)	240,000	237,938
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6.125% 11/1/2060 (k)	4,230,000	4,208,962
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,625,000	1,164,764
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	225,000	224,733
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	365,000	314,669
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	950,000	967,927
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	520,000	525,868
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	55,000	56,086
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2037	1,030,000	1,045,998
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 4% 11/15/2050	1,085,000	972,456
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 1.2% tender 10/15/2030 (c)	540,000	510,416
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (c)	680,000	642,746
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015B, 5% 5/15/2035	1,475,000	1,476,553
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,500,000	4,229,950
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	410,000	431,239
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2038	590,000	618,186
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2039	2,950,000	3,074,453
Michigan Fin Auth Rev (Trinity Health Corp Proj.) Series 2016 MI, 4% 12/1/2045	1,000,000	923,688
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2030	210,000	216,885
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2031	425,000	438,598
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	50,000	44,540
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2022 MI A, 5% 12/1/2032	1,705,000	1,905,451
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	1,715,000	1,227,460
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	540,000	562,809
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	175,000	182,077
		30,387,734
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	215,000	214,182
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 4.7% 12/1/2043	750,000	763,896
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,710,000	1,187,604
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2023 A, 5.15% 10/1/2058	2,945,000	3,020,875
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.75% 10/1/2059	5,480,000	5,458,051
Michigan Hsg Dev Auth Rent Hsg Rev Series 2022A, 4.35% 10/1/2047	1,500,000	1,470,203
		12,114,811
Industrial Development - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev Series 2018, 4.125% 6/30/2035 (Assured Guaranty Inc Insured) (g)	1,030,000	1,037,066
Other - 0.0%
Kentwood Mich Economic Dev Series 2019, 5% 11/15/2041	250,000	250,251
Michigan Finance Authority Series 2025, 5.5% 12/1/2045	2,635,000	2,850,291
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 3.75% 4/1/2027	1,415,000	1,415,037
		4,515,579
Special Tax - 0.1%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	120,000	124,581
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	125,000	129,472
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	350,000	318,886
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	485,000	496,471
Michigan St Trunk Line Fd 4% 11/15/2037	2,500,000	2,571,877
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	1,500,000	1,459,413
Michigan St Trunk Line Fd Series 2023, 5.25% 11/15/2049	1,500,000	1,607,664
Michigan St Trunk Line Fd Series 2023, 5.5% 11/15/2049	4,500,000	4,898,465
		11,606,829
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	715,000	620,102
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	30,000	30,607
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B, 0% 6/1/2045 (l)	1,700,000	474,671
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B1 CL2, 5% 6/1/2049	95,000	94,581
Michigan Fin Auth Rev Series 2020 B 2 CL2, 0% 6/1/2065 (l)	10,950,000	1,118,368
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2046 (l)	10,005,000	1,369,847
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2052 (l)	3,830,000	477,887
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2058 (l)	5,030,000	110,791
		4,296,854
Transportation - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (g)	1,855,000	1,856,662
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2048 (g)	1,715,000	1,682,439
Wayne Cnty MI Arpt Rev Series 2017C, 5% 12/1/2037 (Assured Guaranty Inc Insured) (g)(h)	2,950,000	3,012,655
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	150,000	151,924
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	145,000	146,786
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Inc Insured)	150,000	151,489
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	35,000	36,568
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (g)	75,000	77,406
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (g)	85,000	87,772
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (g)	100,000	102,475
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (g)	80,000	81,875
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	70,000	71,826
Wayne Cnty Mich Arpt Auth Rev Series 2014C, 5% 12/1/2039 (g)	100,000	100,023
Wayne Cnty Mich Arpt Auth Rev Series 2014C, 5% 12/1/2044 (g)	215,000	215,050
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (g)	705,000	710,630
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (g)	565,000	591,752
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (g)	3,000,000	3,162,545
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (g)	2,615,000	2,871,447
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	20,000	20,774
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	85,000	88,189
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	80,000	82,835
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	30,000	30,929
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (g)	65,000	66,992
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (g)	75,000	77,094
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (g)	80,000	82,068
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (g)	100,000	102,124
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (g)	120,000	121,171
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	90,000	90,022
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	75,000	75,019
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	130,000	130,032
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2040 (Assured Guaranty Inc Insured)	1,515,000	1,515,378
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	85,000	85,021
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	85,000	85,021
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	110,000	110,027
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	182,274
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	30,000	31,288
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	40,000	41,556
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	45,000	46,721
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	45,000	46,662
		18,222,521
Water & Sewer - 0.4%
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2047	3,225,000	3,432,964
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2052	1,170,000	1,237,950
Great Lakes Sewer Auth Mich Series 2023 C, 5.25% 7/1/2048	1,375,000	1,478,419
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	6,435,000	7,438,455
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	1,055,000	1,066,114
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2047	3,000,000	3,193,455
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.5% 7/1/2052	4,130,000	4,409,086
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2048	2,250,000	2,419,232
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2038	3,000,000	3,405,089
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2041	3,405,000	3,841,293
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series A, 5% 7/1/2046	4,265,000	4,287,799
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series B, 5% 7/1/2046	2,725,000	2,735,814
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2036	670,000	677,135
		39,622,805
TOTAL MICHIGAN		158,044,633
Minnesota - 0.3%
Education - 0.0%
Bethel Minn Charter Sch Lease Rev Series 2024, 5% 7/1/2059	750,000	697,062
Deephaven Minn Charter Sch Lease Rev 6.125% 6/15/2061 (h)	1,200,000	1,102,254
Ham Lake Minn Charter Sch Lease Rev Series 2016 A, 5% 11/1/2047	250,000	237,744
Minneapolis Minn Charter Sch Lease Rev Series 2017 A, 5% 12/1/2047 (h)	300,000	265,415
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	95,000	65,306
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	55,000	56,963
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	90,000	93,197
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	40,000	41,284
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	50,000	51,487
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	260,000	254,989
Minnesota St Office of Higher Ed Rev Series 2020, 2.65% 11/1/2038 (g)	485,000	449,556
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	35,000	35,000
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2041	120,000	101,067
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2051	95,000	70,284
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2056	80,000	56,920
Woodbury Minn Charter Sch Lease Rev Series 2025 A, 6% 7/1/2065	1,025,000	1,015,650
		4,594,178
Escrowed/Pre-Refunded - 0.0%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn Series 2019 A, 4.2% 3/1/2034 (Pre-refunded to 3/1/2027 at 100)	65,000	66,161
General Obligations - 0.2%
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.25% 2/1/2036	750,000	646,934
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.5% 2/1/2038	1,735,000	1,466,290
Hennepin Cnty Minn Gen. Oblig. Series 2020 C, 5% 12/15/2025	2,405,000	2,407,153
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	75,000	75,231
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	135,000	136,838
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	145,000	146,148
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	95,000	95,292
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	110,000	108,798
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2038	1,780,000	1,533,334
Sauk Rapids Minn Isd No 47 Series 2020A, 2.375% 2/1/2036 (Minnesota St Guaranteed)	2,720,000	2,401,717
Washington Cnty Minn Gen. Oblig. Series 2017 A, 2.25% 2/1/2028	1,000,000	977,811
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	645,000	647,126
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	675,000	676,748
White Bear Lk MN Indpt SD 624 Series 2020A, 2.5% 2/1/2039	1,345,000	1,088,098
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2043	750,000	624,076
		13,031,594
Health Care - 0.1%
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2052	250,000	259,552
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	540,000	548,435
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	680,000	686,830
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2043	595,000	580,704
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	700,000	653,982
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5% 2/15/2053	900,000	907,379
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5.25% 2/15/2053	1,775,000	1,789,123
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2031	215,000	207,486
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2036	355,000	325,915
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	145,000	122,141
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	1,000,000	1,039,174
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	550,000	550,028
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	230,000	209,722
		7,880,471
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,159,288	975,616
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	395,000	417,730
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	895,000	967,583
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	940,000	1,017,530
		3,378,459
Lease Revenue - 0.0%
Rum River Special Education Cooperative Series 2025A, 5% 2/1/2040	385,000	396,214
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	30,000	30,684
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2055 (h)	750,000	704,755
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2063 (h)	1,000,000	928,456
		1,663,895
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2041	320,000	324,070
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2046	640,000	644,804
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2028 (g)	630,000	655,800
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (g)	645,000	705,322
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (g)	1,580,000	1,707,775
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (g)	1,310,000	1,363,600
		5,401,371
TOTAL MINNESOTA		36,412,343
Mississippi - 0.1%
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Rev Series 2021, 2.375% 6/1/2044	300,000	193,775
General Obligations - 0.1%
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2048	2,820,000	2,673,194
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2053	2,145,000	1,992,301
Mississippi Dev Bank Spl Oblg Series 2019, 5% 3/1/2048	850,000	860,468
		5,525,963
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (Baptist Memorial Hlth Car Corp Proj.) Series A, 5% 9/1/2046	405,000	405,028
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	40,000	40,581
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	65,000	68,216
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (c)	40,000	40,782
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2035	255,000	269,437
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2039	180,000	186,450
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2039	160,000	158,933
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2040	90,000	88,716
		1,258,143
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	510,000	526,945
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	40,000	42,105
Mississippi Home Corp Single Family Mtg Rev Series 2018 A, 4% 12/1/2044	110,000	110,606
Mississippi Home Corp Single Family Mtg Rev Series 2024 C, 5% 12/1/2039	1,125,000	1,222,494
		1,902,150
Industrial Development - 0.0%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev 2.9% 11/1/2035 VRDN (c)	300,000	300,000
Warren Cnty Miss Gulf Opportunity Zone 4% 9/1/2032	400,000	411,335
Warren Cnty Miss Gulf Opportunity Zone 4.2% 5/1/2034	2,750,000	2,842,206
		3,553,541
Lease Revenue - 0.0%
County of Warren MS Series 2023, 6% 9/1/2053 (Build America Mutual Assurance Co Insured)	1,020,000	1,111,217
Other - 0.0%
Mississippi Home Corp Multifam Series 06FN Class PT, 4.55% 4/1/2042	1,000,000	1,034,432
Special Tax - 0.0%
Mississippi Dev Bank Series 2010A, 5.25% 1/1/2034	125,000	140,147
Mississippi Dev Bank Spl Obl Series 2020, 5% 9/1/2026	205,000	206,887
		347,034
Water & Sewer - 0.0%
Mississippi Dev Bank Spl Oblig Series 2013, 6.75% 12/1/2030 (Assured Guaranty Inc Insured)	240,000	243,544
Mississippi Dev Bank Spl Oblig Series 2013, 6.875% 12/1/2040 (Assured Guaranty Inc Insured)	105,000	106,723
		350,267
TOTAL MISSISSIPPI		15,276,522
Missouri - 0.5%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 2.8% 10/1/2035, LOC Wells Fargo Bank NA VRDN (c)	300,000	300,000
Missouri Hlth & Edl Facs Rev Series 2019A, 5% 6/15/2045	250,000	242,838
		542,838
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5.25% 12/1/2058	3,750,000	3,951,280
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City Missouri Proj.) Series 2019 B, 5% 3/1/2037 (g)	1,085,000	1,126,058
Kearney MO Gen. Oblig. 2% 3/1/2040	1,450,000	1,060,415
Platte Cnty MO Sch Dist Park Hill Series 2017, 3.3% 3/1/2035	2,015,000	1,987,707
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2049 (Assured Guaranty Inc Insured)	635,000	649,483
		8,774,943
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	240,000	229,740
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	80,000	81,925
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	85,000	87,107
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	200,000	204,894
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	390,000	397,033
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2037	280,000	280,308
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2042	240,000	229,559
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2017 D, 4% tender 1/1/2058 (c)	1,560,000	1,422,602
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	140,000	140,010
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	140,000	140,017
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	175,000	175,019
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	675,000	713,645
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2053	2,000,000	1,450,718
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	1,400,000	1,226,784
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2023, 5% 12/1/2052	1,400,000	1,456,932
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	1,065,000	952,418
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2054	970,000	848,872
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2014F, 2.9% 6/1/2044 VRDN (c)	200,000	200,000
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2018A, 4% 11/15/2048	1,060,000	981,327
Missouri Hlth & Edl Facs Rev Series 2019A, 4% 2/15/2044	490,000	461,760
Missouri Hlth & Edl Facs Rev Series 2023, 5.5% 12/1/2048	4,505,000	4,841,266
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	675,000	677,236
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2035	155,000	155,221
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2046	915,000	893,898
Missouri St Health & Edl Facs Series 2021, 4% 2/1/2042	250,000	226,785
Phelps Cnty MO Hosp Rev Series 2025, 5.75% 12/1/2045	1,045,000	1,133,074
Phelps Cnty MO Hosp Rev Series 2025, 6% 12/1/2055	1,975,000	2,124,080
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2030	165,000	165,025
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2035	95,000	94,819
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5.125% 8/15/2045	295,000	262,018
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	2,140,000	2,081,955
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5% 9/1/2038	890,000	903,861
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,085,000	3,052,390
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5% 12/1/2035	280,000	279,996
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5.125% 12/1/2045	545,000	504,563
		29,076,857
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	65,000	65,292
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,210,000	1,189,973
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,130,000	1,267,293
Missouri St Hsg Dev Com Sf Mtg 2.25% 11/1/2040	2,070,000	1,604,815
Missouri St Hsg Dev Com Sf Mtg 4.25% 5/1/2049	330,000	332,329
Missouri St Hsg Dev Com Sf Mtg Series 2019A, 4.25% 5/1/2047	280,000	282,181
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	1,775,000	1,827,612
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 6% 5/1/2056	2,500,000	2,766,955
		9,336,450
Industrial Development - 0.0%
Kansas City MO Ld Clearance Redev Auth Proj Rev Series 2018 B, 5% 2/1/2040 (h)	300,000	301,327
St Louis MO Indl Dev Auth Fing Rev Series A, 3.875% 11/15/2029	135,000	130,358
St Louis MO Indl Dev Auth Fing Rev Series A, 4.375% 11/15/2035	710,000	664,909
St Louis MO Indl Dev Auth Fing Rev Series A, 4.75% 11/15/2047	1,095,000	958,018
		2,054,612
Lease Revenue - 0.0%
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2036	255,000	250,786
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2037	80,000	77,571
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2041	100,000	91,214
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2051	290,000	236,356
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev Series 2022C, 5% 6/1/2041	1,750,000	1,759,186
		2,415,113
Other - 0.0%
Maryland Heights MO Indl Dev Auth Rev Series 2018 A, 5% 3/15/2049	250,000	190,830
Missouri Dev Fin Brd Infrastructure Fac Rev 5.5% 12/1/2050	1,050,000	1,117,979
Missouri St Env Imp Env Impt Series 1998C, 2.75% 9/1/2033	1,000,000	933,341
Normandy Schs Collaborative Mont Executive Governing Brd St Louis Cnty 2% 3/1/2041	1,400,000	998,382
Platte Cnty MO Reorg Sch Dist No R 3 Series 2025, 6.25% 3/1/2042	1,005,000	1,189,381
Poplar Bluff MO Regl Transn Dev Dist Transn Sales Tax Rev Series 2023B, 4% 12/1/2037	295,000	292,807
Taney Cnty MO Indl Dev Auth Sales Tax Rev Series 2023, 6% 10/1/2049 (h)	775,000	776,073
		5,498,793
Resource Recovery - 0.0%
Missouri St Env Imp Env Impt Series 1998 A, 2.9% 9/1/2033	1,070,000	998,206
Missouri St Env Imp Env Impt Series 1998 B, 2.9% 9/1/2033	1,000,000	932,902
		1,931,108
Special Tax - 0.0%
Conley Rd Transn Dev Dist MO Transn Sales Tax Rev Series 2017, 5.375% 5/1/2047	245,000	245,035
Plaza at Noah's Ark Community Improvement District Series 2021, 3% 5/1/2030	65,000	62,068
Plaza at Noah's Ark Community Improvement District Series 2021, 3.125% 5/1/2035	45,000	40,539
St Louis MO Indl Dev Auth Tax Increment & Spl Dist Rev Series 2024A, 5.75% 6/15/2054	305,000	309,347
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (Missouri St Proj.) 5.375% 6/1/2043	2,060,000	2,066,116
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (St Louis MO Proj.) 5.125% 6/1/2046	685,000	673,372
		3,396,477
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (g)	355,000	367,214
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (g)	3,170,000	3,199,078
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2055 (Assured Guaranty Inc Insured) (g)	1,210,000	1,214,958
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	350,000	355,236
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	80,000	81,552
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	65,000	65,876
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	155,000	159,846
St Louis MO Arpt Rev Series 2024B, 5.25% 7/1/2054 (Assured Guaranty Inc Insured) (g)	480,000	498,465
		5,942,225
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	15,000	15,029
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	30,000	31,486
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	25,000	26,154
Kansas City MO Wtr Rev 4% 12/1/2032	45,000	47,809
Kansas City MO Wtr Rev 4% 12/1/2034	25,000	26,405
Kansas City MO Wtr Rev 4% 12/1/2036	45,000	46,846
Kansas City MO Wtr Rev 4% 12/1/2037	30,000	31,000
Kansas City MO Wtr Rev 4% 12/1/2039	70,000	71,658
Kansas City MO Wtr Rev 4% 12/1/2040	30,000	30,538
Kansas City MO Wtr Rev 5% 12/1/2028	35,000	37,513
Kansas City MO Wtr Rev 5% 12/1/2029	20,000	21,896
Kansas City MO Wtr Rev 5% 12/1/2030	40,000	44,737
Kansas City MO Wtr Rev 5% 12/1/2035	40,000	43,915
Kansas City MO Wtr Rev Series 2017 A, 4% 12/1/2041	390,000	387,066
		862,052
TOTAL MISSOURI		69,831,468
Montana - 0.1%
Education - 0.0%
Montana St Brd Regents Higher Ed Rev Series 2022, 5.25% 11/15/2052 (Assured Guaranty Inc Insured)	1,000,000	1,050,970
Health Care - 0.1%
City of Kalispell MT Series 2017 A, 5.25% 5/15/2037	95,000	95,474
City of Kalispell MT Series 2017 A, 5.25% 5/15/2047	1,020,000	948,591
City of Kalispell MT Series 2017 A, 5.25% 5/15/2052	1,060,000	963,810
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	1,750,000	1,275,529
Montana Facility Finance Authority Series 2018 B, 5% 7/1/2048	300,000	302,495
		3,585,899
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	55,000	55,330
Industrial Development - 0.0%
Forsyth MT Pollution Ctl Rev Series 2023, 3.875% 7/1/2028	560,000	568,574
Other - 0.0%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (h)	305,000	202,791
Gallatin Cnty Mont Indl Dev Rev 0% 10/15/2055 (h)(j)	275,000	230,749
Montana St Brd Hsg Single Family Mtg 6.25% 6/1/2054	985,000	1,063,462
		1,497,002
TOTAL MONTANA		6,757,775
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	45,000	45,536
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	120,000	121,307
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	85,000	87,226
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	785,000	565,698
		819,767
Electric Utilities - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2031	345,000	370,100
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2033	2,970,000	3,237,768
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2034	180,000	197,664
Lincoln NE Series 2018, 5% 9/1/2031	110,000	113,009
Lincoln NE Series 2018, 5% 9/1/2032	210,000	215,337
Lincoln NE Series 2018, 5% 9/1/2033	125,000	128,089
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	95,000	95,137
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	55,000	55,072
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	300,000	300,297
Nebraska Pub Pwr Dist Rev Series D, 5% 1/1/2046	965,000	965,113
Omaha Public Power District Series 2021 B, 4% 2/1/2046	2,000,000	1,903,856
Omaha Public Power District Series 2022 A, 5% 2/1/2047	3,250,000	3,380,117
Omaha Public Power District Series 2022 A, 5.25% 2/1/2052	1,050,000	1,100,736
Omaha Public Power District Series 2024 A, 5.5% 2/1/2054	2,000,000	2,155,643
		14,217,938
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (g)	25,000	25,016
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (g)	80,000	81,509
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (g)	110,000	112,075
		218,600
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2036 (Goldman Sachs Group Inc/The Guaranteed)	985,000	1,083,487
Central Plains Energy Proj NE Gas Proj Rev Series 2022 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	4,255,000	4,476,263
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (c)	6,950,000	7,441,730
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (c)	6,700,000	7,206,052
Douglas Cnty Neb Sch Dist 001 Series 2021, 1.75% 12/15/2037	1,000,000	771,322
Douglas Cnty Neb Sch Dist 001 Series 2021, 2% 12/15/2043	2,035,000	1,406,863
		22,385,717
Health Care - 0.0%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 4% 11/15/2050	240,000	216,727
Douglas Cnty NE Hosp Auth #2 5.5% 11/1/2049	3,410,000	3,689,875
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2037	255,000	256,555
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2039	290,000	292,040
		4,455,197
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (g)	130,000	130,126
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (g)	100,000	99,843
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	35,000	34,843
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2024 C, 4.55% 9/1/2044	1,000,000	1,006,926
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2024 C, 4.7% 9/1/2049	1,250,000	1,263,274
Nebraska Invt Fin Auth Sfh Rev Series 2020 C, 2% 9/1/2035	2,000,000	1,701,126
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	645,000	719,559
		4,955,697
Other - 0.0%
Sarpy Cnty Neb Gen. Oblig. 1.75% 6/1/2037	2,770,000	2,162,741
Sarpy Cnty Neb Gen. Oblig. Series 2021, 1.625% 6/1/2035	2,655,000	2,174,762
		4,337,503
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (g)	25,000	25,020
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (g)	95,000	96,942
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (g)	65,000	66,258
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (g)	105,000	106,847
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (g)	55,000	55,891
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (g)	55,000	55,753
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (g)	135,000	136,616
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (g)	35,000	35,378
		578,705
TOTAL NEBRASKA		51,969,124
Nevada - 0.4%
Education - 0.0%
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2038 (h)	270,000	269,997
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2048 (h)	1,015,000	936,313
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5% 12/15/2035 (h)	130,000	130,018
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5.125% 12/15/2045 (h)	160,000	152,609
		1,488,937
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (c)(g)	485,000	495,760
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (c)(g)	355,000	362,875
		858,635
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 5/1/2048	4,820,000	4,910,890
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	15,000	15,184
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2037 (Assured Guaranty Inc Insured)	190,000	194,043
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2039 (Assured Guaranty Inc Insured)	420,000	424,993
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	2,275,000	2,127,111
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	9,090,000	7,772,555
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	2,955,000	3,171,941
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	1,050,000	953,828
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	1,735,000	1,480,189
		21,050,734
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	150,000	152,615
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	370,000	372,642
		525,257
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,225,000	4,140,558
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	55,000	55,216
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	115,000	115,458
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	370,000	363,713
		4,674,945
Other - 0.0%
City of Sparks NV Special Improvement District No 1 5% 6/1/2044	400,000	403,194
Las Vegas Nev Spl Impt Dist No817 5.5% 6/1/2038	400,000	430,097
Washoe Cnty Nev Sch Dist Series 2020A, 3% 10/1/2040	1,000,000	885,572
		1,718,863
Special Tax - 0.2%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	5,000,000	4,566,066
Las Vegas Convention & Visitors Authority Series 2018 B, 5% 7/1/2043	4,185,000	4,283,012
Las Vegas Convention & Visitors Authority Series 2019B, 5% 7/1/2033	620,000	664,440
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2030	60,000	60,422
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2040	1,580,000	1,583,704
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2045	1,870,000	1,870,086
Reno Nev Cap Impt Rev Series 2019 A1, 4% 6/1/2046 (Assured Guaranty Inc Insured)	250,000	237,759
Reno Nev Sales Tax Rev Series 2018 B, 4% 6/1/2048 (Assured Guaranty Inc Insured)	95,000	88,927
Reno Nev Sales Tax Rev Series 2018 B, 4.125% 6/1/2058 (Assured Guaranty Inc Insured)	120,000	113,068
Reno Nev Sales Tax Rev Series 2018 C, 0% 7/1/2058 (h)(l)	3,000,000	488,738
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	250,000	252,003
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	170,000	170,112
		14,378,337
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	1,445,000	1,464,627
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (g)	2,290,000	2,317,770
		3,782,397
TOTAL NEVADA		48,478,105
New Hampshire - 1.1%
Education - 0.0%
National Fin Auth NH Hosp Rev Series 2023A, 5.25% 6/1/2051 (Build America Mutual Assurance Co Insured)	930,000	976,901
Electric Utilities - 0.3%
National Fin Auth N H Util Rev Series 2024 A, 6.89% 4/1/2034 (h)	6,870,000	7,306,744
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 12/1/2035	6,500,000	7,286,752
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 6/1/2055	6,250,000	6,307,183
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5.5% 6/1/2050	5,065,000	5,341,769
		26,242,448
General Obligations - 0.0%
National Fin Auth NH Special Rev 4.875% 12/1/2033 (h)	572,000	570,897
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.25% 12/1/2035 (h)	1,447,000	1,441,374
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.375% 12/1/2031 (h)	955,000	953,423
Portsmouth NH Gen. Oblig. 1.75% 4/1/2036	1,345,000	1,084,839
		4,050,533
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,755,000	1,287,318
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	465,000	471,564
National Fin Auth NH Lease Rent Rev 8.33% 5/15/2034	305,000	317,918
National Fin Auth NH Lease Rent Rev Series 2023 B, 9.58% 12/15/2038	430,000	439,221
National Fin Auth NH Lease Rent Rev Series 2023A, 5.88% 12/15/2038	7,150,000	7,371,650
National Fin Auth NH Lease Rent Rev Series 2024A, 5% 5/15/2034 (h)	4,220,000	4,332,388
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	503,019
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.25% 7/1/2039 (h)	220,000	221,235
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.625% 7/1/2046 (h)	125,000	125,269
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.75% 7/1/2054 (h)	1,235,000	1,235,664
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	150,000	156,590
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	130,000	135,615
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	120,000	125,218
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	75,000	78,235
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	15,000	15,630
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	190,000	197,338
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	155,000	160,752
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	110,000	113,791
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	135,000	139,326
New Hampshire Health and Education Facilities Authority Act (Hillside Vge-Prospect Woodward Hm Proj.) 6.125% 7/1/2037 (f)(h)(i)	149,960	0
New Hampshire Health and Education Facilities Authority Act (Hillside Vge-Prospect Woodward Hm Proj.) 6.125% 7/1/2052 (f)(h)(i)	368,652	0
New Hampshire Health and Education Facilities Authority Act (Hillside Vge-Prospect Woodward Hm Proj.) 6.25% 7/1/2042 (f)(h)(i)	224,940	0
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	425,000	442,551
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	650,000	675,856
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	115,000	117,614
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	360,000	356,671
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	170,000	172,441
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	290,000	293,621
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2036	115,000	116,040
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2040	585,000	588,490
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2046	860,000	860,716
		21,051,741
Housing - 0.6%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,163,099	5,252,793
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,507,931	2,550,432
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	8,697,625	8,395,041
National Fin Auth NH Hosp Rev Series 1 Class A, 4.25% 7/1/2051	2,982,260	2,977,661
National Fin Auth NH Hosp Rev Series 2 Class A, 3.625% 8/20/2039	2,102,855	2,015,227
National Fin Auth NH Hosp Rev Series 2 Class A1, 4.216% 11/20/2042 (c)	4,987,390	4,842,744
National Fin Auth NH Hosp Rev Series 2 Class A2, 4.216% 11/20/2042 (c)	2,140,830	2,020,173
National Fin Auth NH Hosp Rev Series 3 Class A, 4.0338% 10/1/2051 (c)	2,786,720	2,753,535
National Fin Auth NH Hosp Rev Series 4 Class AUS, 4.06% 11/20/2039 (c)	3,467,000	3,483,471
National Fin Auth NH Hosp Rev Series 4 Class BUS, 4.182% 5/20/2042 (c)	1,578,979	1,424,662
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	9,819,905	9,717,800
New Hampshire Housing Finance Authority Series 2025E, 6.25% 7/1/2056	1,405,000	1,596,262
New Hampshire St Hsg Fin Auth Multi-Family Hsg Series 2024 1, 4.45% 7/1/2044	3,510,000	3,566,566
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2023 D, 6.5% 7/1/2055	7,005,000	7,634,731
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	2,500,000	2,838,301
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025C, 6.5% 7/1/2056	2,000,000	2,277,556
		63,346,955
Lease Revenue - 0.0%
National Fin Auth NH Special Rev 0% 12/15/2033 (h)(l)	1,350,000	826,767
Other - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Class A, 4.15% tender 10/20/2040 (c)	622,461	619,977
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 1 Class A1, 4.75% tender 6/20/2041 (c)	2,346,643	2,420,373
National Fin Auth NH Hosp Rev Series 1 Class A1, 4.086% 1/20/2041 (c)	2,520,382	2,500,244
National Fin Auth NH Hosp Rev Series 1 Class A2, 4.168% 1/20/2041 (c)	795,387	746,691
National Fin Auth NH Hosp Rev Series 2021, 4% 1/1/2041	225,000	207,619
National Fin Auth NH Hosp Rev Series 3 Class A1, 4.7948% 2/20/2041 (c)	7,370,176	7,695,144
National Fin Auth NH Hosp Rev Series 3 Class A2, 4.7948% 2/20/2041 (c)	2,602,929	2,612,502
National Fin Auth NH Rev Series 2020 B, 3.75% tender 7/1/2045 (c)(g)(h)	1,195,000	982,550
National Fin Auth NH Rev Series 2023C, 11% 12/15/2038	235,000	239,794
		18,024,894
Pooled Loans - 0.0%
National Fin Auth NH Special Rev Series 2024, 0% 12/1/2034 (h)(l)	5,975,000	3,353,740
Resource Recovery - 0.0%
National Fin Auth NH Rev Series 2018 B, 4.625% 11/1/2042 (h)	470,000	419,630
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 4, 4% tender 8/1/2038 (c)(g)	5,995,000	6,000,402
		6,420,032
TOTAL NEW HAMPSHIRE		144,294,011
New Jersey - 2.8%
Education - 0.3%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	125,000	126,521
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	305,000	308,604
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	150,000	151,681
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	160,000	161,729
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2052 (h)	435,000	428,637
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2062 (h)	480,000	464,281
Camden County Improvement Authority/The 6% 6/15/2042	60,000	63,612
Camden County Improvement Authority/The 6% 6/15/2047	165,000	172,814
Camden County Improvement Authority/The 6% 6/15/2052	155,000	161,541
Camden County Improvement Authority/The 6% 6/15/2062	510,000	529,227
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2050 (h)	300,000	255,458
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2060 (h)	250,000	204,780
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2020 A, 4% 8/1/2060 (h)	250,000	204,756
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2046	275,000	250,117
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2056	365,000	314,758
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,115,988
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,150,000	1,233,864
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (g)	645,000	654,915
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (g)	510,000	510,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (g)	740,000	751,375
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (g)	5,050,000	5,127,627
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (g)	220,000	213,456
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	310,000	310,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (g)	405,000	417,828
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (g)	705,000	738,640
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (g)	495,000	502,609
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (g)	85,000	89,055
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (g)	115,000	121,433
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (g)	305,000	319,554
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (g)	300,000	316,782
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (g)	1,250,000	1,336,938
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2033 (g)	10,750,000	11,723,622
Higher Ed Student Assistance Auth NJ Student Ln Rev 4% 12/1/2041 (g)	2,340,000	2,324,197
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2020B, 3.5% 12/1/2039 (g)	820,000	792,576
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 B, 2.5% 12/1/2040 (g)	340,000	319,758
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 C, 3.25% 12/1/2051 (g)	185,000	133,867
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 4.25% 12/1/2045 (g)	4,105,000	4,083,751
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 C, 5.25% 12/1/2054 (g)	255,000	256,973
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1C, 5.5% 12/1/2055 (g)	505,000	515,603
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	5,000	5,157
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	5,000	5,153
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5% 6/15/2037 (g)	175,000	175,042
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5.125% 6/15/2043 (g)	245,000	244,987
New Jersey Economic Dev Auth Sch Rev Series 2019 A, 5% 6/15/2049 (h)	100,000	94,757
New Jersey Economic Dev Auth Sch Rev Series 2025, 5% 11/1/2045	255,000	257,994
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	845,000	860,338
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	145,000	146,294
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	255,000	257,277
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	295,000	297,485
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,200,000	1,353,913
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,125,000	1,240,950
Rutgers St Univ NJ Series 2016M, 5% 5/1/2033	965,000	972,533
		43,620,807
Electric Utilities - 0.0%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (c)(g)	500,000	505,952
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr CO Inc Proj.) Series 2020 E, 0.85% 12/1/2025 (g)	415,000	415,000
		920,952
Escrowed/Pre-Refunded - 0.1%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	140,000	143,509
New Jersey Trans Trust Fund Auth 5.5% 6/15/2050 (Pre-refunded to 12/15/2032 at 100)	7,815,000	9,325,568
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050 (Pre-refunded to 12/15/2028 at 100)	1,205,000	1,295,476
		10,764,553
General Obligations - 1.4%
Edison Twp NJ Gen. Oblig. 2% 3/15/2036	950,000	791,645
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 4% 10/1/2033	590,000	620,449
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	75,000	76,868
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	75,000	76,533
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	65,000	65,845
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	40,000	42,280
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	190,000	183,618
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2036	300,000	320,384
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	805,000	829,773
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,905,000	1,834,359
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	45,000	46,550
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	60,000	61,505
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	55,000	55,445
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	55,000	54,751
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,790,000	1,691,530
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	590,000	542,595
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	1,775,000	1,921,308
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	2,075,000	2,208,349
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	60,000	66,332
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	10,000	10,983
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 11/1/2047	1,905,000	2,005,193
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	500,000	576,328
New Jersey Economic Dev Auth Rev 4% 11/1/2038	295,000	297,802
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	65,000	65,819
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	35,000	36,908
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2043	810,000	830,307
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2033	1,555,000	1,618,589
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2042	1,675,000	1,708,340
New Jersey St Gen. Oblig. 2% 6/1/2032	2,110,000	1,926,434
New Jersey St Gen. Oblig. 2% 6/1/2034	1,020,000	888,855
New Jersey St Gen. Oblig. 2% 6/1/2037	2,400,000	1,928,431
New Jersey St Gen. Oblig. 4% 6/1/2031	2,000,000	2,140,076
New Jersey St Gen. Oblig. 5% 6/1/2028	65,000	68,820
New Jersey St Gen. Oblig. 5% 6/1/2040	1,500,000	1,590,941
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (l)	2,150,000	2,023,477
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (l)	1,360,000	1,241,087
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (l)	1,000,000	857,598
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (l)	110,000	91,315
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (l)	2,565,000	2,129,308
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (l)	710,000	571,594
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (l)	3,460,000	2,680,011
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (l)	4,100,000	3,051,345
New Jersey Trans Trust Fund Auth 0% 12/15/2035 (l)	795,000	561,083
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (l)	2,075,000	1,397,117
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (l)	4,500,000	2,884,275
New Jersey Trans Trust Fund Auth 4% 12/15/2039	120,000	120,072
New Jersey Trans Trust Fund Auth 4% 6/15/2034	440,000	458,346
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,000,000	1,027,346
New Jersey Trans Trust Fund Auth 4% 6/15/2036	670,000	686,806
New Jersey Trans Trust Fund Auth 4% 6/15/2037	1,120,000	1,139,833
New Jersey Trans Trust Fund Auth 4% 6/15/2038	555,000	561,180
New Jersey Trans Trust Fund Auth 4% 6/15/2040	250,000	248,583
New Jersey Trans Trust Fund Auth 4% 6/15/2045	10,035,000	9,589,519
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,975,000	4,575,275
New Jersey Trans Trust Fund Auth 5% 12/15/2025	855,000	855,681
New Jersey Trans Trust Fund Auth 5% 12/15/2026	1,000,000	1,024,366
New Jersey Trans Trust Fund Auth 5% 6/15/2032	200,000	222,518
New Jersey Trans Trust Fund Auth 5% 6/15/2033	3,085,000	3,419,459
New Jersey Trans Trust Fund Auth 5% 6/15/2033	345,000	382,403
New Jersey Trans Trust Fund Auth 5% 6/15/2034	320,000	353,241
New Jersey Trans Trust Fund Auth 5% 6/15/2035	225,000	245,287
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,500,000	2,856,434
New Jersey Trans Trust Fund Auth 5% 6/15/2036	75,000	81,333
New Jersey Trans Trust Fund Auth 5% 6/15/2037	170,000	183,377
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,500,000	1,648,597
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,075,000	1,153,759
New Jersey Trans Trust Fund Auth 5% 6/15/2039	725,000	774,076
New Jersey Trans Trust Fund Auth 5% 6/15/2040	9,600,000	10,588,604
New Jersey Trans Trust Fund Auth 5% 6/15/2040	225,000	238,842
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,946,994
New Jersey Trans Trust Fund Auth 5% 6/15/2044	6,805,000	7,240,413
New Jersey Trans Trust Fund Auth 5% 6/15/2055	4,500,000	4,675,794
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	1,500,000	1,666,333
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	1,750,000	1,807,260
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,190,000	3,378,990
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	2,350,000	2,476,396
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	6,730,000	7,096,927
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (l)	6,000,000	3,705,670
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	300,000	303,144
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	205,000	217,553
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	85,000	89,777
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,870,000	1,899,242
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	205,000	206,192
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	335,000	320,433
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	500,000	459,827
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	3,035,000	3,217,373
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2044	2,170,000	2,219,389
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	170,000	174,202
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	1,045,000	1,057,284
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	745,000	736,741
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	3,250,000	3,180,158
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	675,000	653,287
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	4,525,000	4,276,075
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	2,885,000	2,653,200
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	1,150,000	1,240,442
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	4,030,000	4,427,166
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	305,000	340,477
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	1,665,000	1,883,350
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	955,000	1,075,551
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	35,000	39,006
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,495,000	1,655,121
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	190,000	208,947
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	250,000	273,194
New Jersey Trans Trust Fund Auth Series 2023A, 4.25% 6/15/2040	2,025,000	2,041,637
New Jersey Trans Trust Fund Auth Series 2023A, 5% 6/15/2037	3,000,000	3,339,551
New Jersey Trans Trust Fund Auth Series 2023AA, 4.25% 6/15/2044	495,000	482,960
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2040	3,480,000	3,786,697
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2032	445,000	466,387
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2037	645,000	668,429
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2042 (g)	1,705,000	1,724,290
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2048 (g)	700,000	701,393
		171,120,344
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (h)	130,000	101,267
New Jersey Econom Dev Auth Rev Series 2014, 4.875% 1/1/2029	120,000	120,213
New Jersey Econom Dev Auth Rev Series 2014, 5% 1/1/2034	280,000	280,031
New Jersey Econom Dev Auth Rev Series 2014, 5.25% 1/1/2044	685,000	647,156
New Jersey Econom Dev Auth Rev Series 2018, 5% 1/1/2039	495,000	498,127
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (f)(h)	157,287	111,144
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,520,000	1,392,190
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 5% 7/1/2037	420,000	431,135
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (c)	110,000	111,459
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 4% 7/1/2036	530,000	530,251
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 5% 7/1/2043	3,425,000	3,442,748
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	3,000,000	2,290,871
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	470,000	409,050
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	75,000	75,469
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	45,000	45,544
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	175,000	177,161
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2039	3,790,000	3,821,998
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	90,000	91,077
New Jersey Health Care (University Hospital NJ Proj.) Series 2015A, 5% 7/1/2046 (Assured Guaranty Inc Insured)	1,205,000	1,205,424
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 4% 7/1/2035	140,000	142,792
		15,925,107
Housing - 0.0%
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2030	510,000	510,027
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2035	335,000	334,999
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2048	2,190,000	2,097,579
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 3% 10/1/2052	1,510,000	1,478,103
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 4.75% 10/1/2040	750,000	781,435
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	875,000	902,610
		6,104,753
Lease Revenue - 0.0%
New Jersey Eda St Lease Rev Series 2018 C, 5% 6/15/2042	720,000	734,331
Other - 0.0%
New Jersey Eda Wtr Facs Rev Series 2020 D, 1.1% tender 11/1/2029 (c)(g)	3,145,000	2,948,099
New Jersey Housing & Mortgage Finance Agency Series 2025A, 4.8% 11/1/2045	750,000	763,622
		3,711,721
Resource Recovery - 0.0%
Union Cnty NJ Impt Auth Solid Waste Disp Rev Series 2019, 6.75% 12/1/2041 (g)(h)	440,909	264,546
Special Tax - 0.0%
New Brunswick NJ Pkg Auth Rev Series 2016A, 5% 9/1/2039	965,000	975,879
New Brunswick NJ Pkg Auth Rev Series 2017, 5% 9/1/2042	540,000	551,057
		1,526,936
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	65,000	68,342
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2030	750,000	786,184
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2032	640,000	667,421
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2033	2,265,000	2,354,852
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2034	640,000	662,433
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	12,415,000	12,337,097
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	2,205,000	2,211,494
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	15,150,000	14,707,146
		33,794,969
Transportation - 0.6%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2028 (g)	100,000	100,169
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2031 (Assured Guaranty Inc Insured) (g)	595,000	596,122
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (g)	1,600,000	1,602,685
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2039 (Assured Guaranty Inc Insured) (g)	360,000	360,519
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 7/1/2042 (Assured Guaranty Inc Insured) (g)	715,000	715,753
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.375% 1/1/2043 (g)	1,945,000	1,946,755
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.5% 1/1/2027 (g)	100,000	100,206
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.625% 1/1/2052 (g)	3,240,000	3,242,602
New Jersey Economic Development Authority Series 2025, 6.375% 1/1/2035 (g)(h)	1,780,000	1,846,359
New Jersey Economic Development Authority Series 2025, 6.625% 1/1/2045 (g)(h)	500,000	519,122
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,385,000	3,417,715
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	470,000	474,990
New Jersey Turnpike Authority 5% 1/1/2028	495,000	506,554
New Jersey Turnpike Authority 5% 1/1/2030	2,550,000	2,784,423
New Jersey Turnpike Authority 5% 1/1/2046	1,500,000	1,578,761
New Jersey Turnpike Authority 5% 1/1/2048	1,205,000	1,232,812
New Jersey Turnpike Authority 5.25% 1/1/2052	8,600,000	9,123,484
New Jersey Turnpike Authority Series 2005 D 3, 5.25% 1/1/2026	1,095,000	1,097,386
New Jersey Turnpike Authority Series 2017G, 5% 1/1/2036	5,365,000	5,577,325
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2042	3,000,000	2,994,651
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,000,000	2,166,232
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,100,000	2,255,392
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,800,000	2,987,539
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	4,250,000	4,520,148
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	860,000	987,100
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	1,875,000	2,010,669
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	7,105,000	7,685,314
New Jersy Ec Dv Ath Spl Fac Rv (Continental Airlines Corp Proj.) 5.25% 9/15/2029 (g)	1,040,000	1,041,349
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (g)	4,240,000	4,302,945
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2047 (g)	3,835,000	3,835,980
New Jersy Ec Dv Ath Spl Fac Rv (UAL 1991 Equipment Trust CDE Proj.) Series A, 5.625% 11/15/2030 (g)	445,000	445,768
New Jersy Ec Dv Ath Spl Fac Rv (UAL 1991 Equipment Trust CDE Proj.) Series B, 5.625% 11/15/2030 (g)	4,925,000	4,933,502
New Jersy Ec Dv Ath Spl Fac Rv Series 2003, 5.5% 6/1/2033 (g)	1,205,000	1,207,608
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	815,000	816,278
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	150,000	161,884
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	350,000	361,376
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	500,000	501,882
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	500,000	552,629
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2041	1,355,000	1,436,851
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5.25% 11/1/2052 (Build America Mutual Assurance Co Insured)	740,000	775,328
		82,804,167
Water & Sewer - 0.0%
New Jersey Eda Wtr Facs Rev Series 2019 A, 2.2% tender 10/1/2039 (c)(g)	2,500,000	2,357,720
TOTAL NEW JERSEY		373,650,906
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 4% 7/15/2045 (g)	305,000	281,977
Port Auth NY & NJ 4% 7/15/2050 (g)	760,000	683,908
Port Auth NY & NJ 4% 7/15/2055 (g)	3,870,000	3,421,379
Port Auth NY & NJ 5% 1/15/2047 (g)	3,000,000	3,068,804
Port Auth NY & NJ 5% 1/15/2052 (g)	725,000	736,611
Port Auth NY & NJ 5% 10/15/2032 (g)	2,375,000	2,649,866
Port Auth NY & NJ 5% 9/15/2032 (g)	5,335,000	5,545,301
Port Auth NY & NJ Series 218, 4% 11/1/2041 (g)	1,000,000	979,328
Port Auth NY & NJ Series 218, 4% 11/1/2047 (g)	5,000,000	4,546,877
Port Auth NY & NJ Series 223, 4% 7/15/2038 (g)	595,000	596,420
Port Auth NY & NJ Series 223, 4% 7/15/2046 (g)	7,460,000	6,848,571
Port Auth NY & NJ Series 226, 5% 10/15/2039 (g)	470,000	497,997
Port Auth NY & NJ Series 226, 5% 10/15/2040 (g)	725,000	763,886
Port Auth NY & NJ Series 226, 5% 10/15/2041 (g)	420,000	440,807
Port Auth NY & NJ Series 231, 5.5% 8/1/2042 (g)	250,000	272,065
Port Auth NY & NJ Series 231, 5.5% 8/1/2047 (g)	4,730,000	5,023,916
Port Auth NY & NJ Series 234, 5.25% 8/1/2047 (g)	2,100,000	2,194,293
Port Auth NY & NJ Series 238, 5% 7/15/2038 (g)	945,000	1,024,502
Port Auth NY & NJ Series 238, 5% 7/15/2039 (g)	575,000	619,745
Port Auth NY & NJ Series 238, 5% 7/15/2040 (g)	505,000	538,086
Port Auth NY & NJ Series 242, 5% 12/1/2030 (g)	1,000,000	1,092,041
Port Auth NY & NJ Series 242, 5% 12/1/2035 (g)	500,000	553,781
		42,380,161
TOTAL NEW JERSEY,NEW YORK		42,380,161
New Mexico - 0.1%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (g)	2,280,000	2,302,573
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (g)	1,075,000	1,098,678
		3,401,251
General Obligations - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (c)	10,180,000	10,898,245
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 2.85% 8/1/2034 VRDN (c)	1,500,000	1,500,000
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	170,000	174,144
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	90,000	90,560
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	95,000	92,358
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	215,000	200,597
Santa Fe New Mexico Retirement Fac Rev Series 2012, 5% 5/15/2042	30,000	29,868
		2,087,527
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	95,000	95,348
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	195,000	195,081
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2022A, 3% 3/1/2053	2,610,000	2,562,025
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	20,000	20,081
New Mexico Mtg Fin Auth Series 2018 C, 4% 1/1/2049	210,000	210,510
		3,083,045
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	65,000	65,830
TOTAL NEW MEXICO		19,535,898
New York - 7.3%
Education - 0.3%
Build NYC Resource Corp 5.25% 7/1/2057	440,000	443,128
Build NYC Resource Corp 5.25% 7/1/2062	545,000	547,363
Build NYC Resource Corp 5.75% 6/1/2052 (h)	600,000	595,506
Build NYC Resource Corp Series 2015, 5.5% 9/1/2045 (h)	3,875,000	3,828,494
Build NYC Resource Corp Series 2021 A, 5% 12/1/2041 (h)	115,000	110,243
Build NYC Resource Corp Series 2021 A, 5% 12/1/2051 (h)	910,000	813,911
Build NYC Resource Corp Series 2021 A, 5% 12/1/2055 (h)	100,000	87,657
Build NYC Resource Corp Series 2021 A, 5% 6/1/2051 (h)	350,000	283,158
Build NYC Resource Corp Series 2021 A, 5% 6/15/2051 (h)	2,910,000	2,726,460
Build NYC Resource Corp Series 2022 A, 5% 7/1/2052	80,000	77,923
Build NYC Resource Corp Series 2022B, 5% 7/1/2062	595,000	568,052
Build NYC Resource Corp Series 2023A, 4.75% 6/15/2058	725,000	650,013
Dutchess Cnty NY Loc Dev Corp Rev Series 2020 A, 5% 7/1/2045	400,000	399,203
Hempstead Town NY Loc Dev Corp Ed Rev Series 2021 A, 4.6% 2/1/2051	500,000	386,901
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	150,000	151,397
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	150,000	151,240
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	140,000	142,474
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	765,000	775,023
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2024A, 5.5% 7/1/2054	7,675,000	8,314,295
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	40,000	43,761
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	80,000	87,120
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	50,000	53,773
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	105,000	111,568
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	65,000	68,153
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	65,000	67,610
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	70,000	72,244
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	270,000	282,605
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	345,000	349,069
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	565,000	566,755
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	355,000	380,858
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	630,000	666,336
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	105,000	104,545
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	110,000	109,158
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	55,000	51,850
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	85,000	79,853
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	190,000	177,605
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	200,000	185,432
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	105,000	96,440
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	5,705,000	4,734,045
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	340,000	355,285
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	960,000	972,604
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,485,000	2,439,570
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 4% 12/1/2049	2,250,000	2,020,056
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	120,000	120,545
Onondaga NY Civic Dev Corp Series 2015, 5% 7/1/2045	1,725,000	1,725,028
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	1,895,000	1,921,931
Schenectady County Capital Resource Corp Series 2022, 5.25% 7/1/2052	145,000	151,320
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	240,000	256,956
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2039	800,000	842,916
		40,147,432
Electric Utilities - 0.2%
Genesee County Funding Corp/The (Monroe Rrh Energy Proj.) Series 2025A, 5.25% 12/1/2050 (k)	410,000	421,882
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (c)	1,510,000	1,490,222
Long Island Pwr Auth NY Elec 5.25% 9/1/2050	2,635,000	2,822,480
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	30,000	31,169
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	110,000	113,884
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	65,000	67,155
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2042	195,000	199,552
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (c)	1,500,000	1,525,167
New York St Energy Rda Pcr Series 2004B, 4% 5/15/2032 (g)	2,595,000	2,652,842
New York St Pwr Auth Green Transmission Proj Rev Series 2022A, 4% 11/15/2047 (Assured Guaranty Inc Insured)	420,000	393,074
New York St Pwr Auth Green Transmission Proj Rev Series 2023 A, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	1,395,000	1,548,431
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.8% 11/1/2039, LOC Mizuho Bank Ltd VRDN (c)(g)	10,600,000	10,600,000
Utility Debt Securitization Authority Series 2015, 5% 12/15/2037	3,670,000	3,673,225
		25,539,083
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2020 A, 5% 10/1/2030 (Pre-refunded to 10/1/2028 at 100)	5,000	5,326
General Obligations - 0.5%
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	205,000	221,644
City of Long Beach NY Gen. Oblig. 4.625% 7/15/2052 (Build America Mutual Assurance Co Insured)	2,230,000	2,240,825
City of New York NY 5.25% 2/1/2045	3,000,000	3,226,308
City of New York NY Gen. Oblig. 5% 3/1/2043	1,000,000	1,042,136
City of New York NY Gen. Oblig. 5% 8/1/2027	1,575,000	1,637,800
City of New York NY Gen. Oblig. 5% 8/1/2047	3,365,000	3,446,676
City of New York NY Gen. Oblig. Series 2013 A 3, 2.85% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	9,100,000	9,100,000
City of New York NY Gen. Oblig. Series 2015 F6, 2.85% 6/1/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	3,900,000	3,900,000
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2041	745,000	752,243
City of New York NY Gen. Oblig. Series 2018 B 1, 5.25% 10/1/2033	1,300,000	1,355,733
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2042	1,475,000	1,513,897
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2039	1,130,000	1,188,678
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	705,000	716,236
City of New York NY Gen. Oblig. Series FISCAL 2018 E, 2.85% 3/1/2048 (Liquidity Facility TD Bank NA) VRDN (c)	2,385,000	2,385,000
City of New York NY Gen. Oblig. Series FISCAL 2020 A SUB A1, 3% 8/1/2036	1,950,000	1,859,686
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 5% 3/1/2043	2,000,000	2,067,974
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2042	690,000	716,310
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 4.25% 5/1/2040	695,000	700,777
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2044	925,000	993,567
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2046	625,000	665,455
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.85% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (c)	3,900,000	3,900,000
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 4% 4/1/2042	3,000,000	2,933,792
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2042	3,460,000	3,721,717
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,405,000	3,618,432
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	17,250,000	18,479,256
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	2,400,000	1,823,526
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,235,000	2,334,823
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2043	1,475,000	1,510,867
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2045	1,000,000	1,019,910
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	3,000,000	2,255,621
		81,328,889
Health Care - 0.2%
Albany NY Cap Resrce Corp Rev (Albany Medical Center, NY Proj.) Series 2025A, 5.5% 5/1/2055	715,000	770,172
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2036 (Assured Guaranty Inc Insured)	380,000	356,651
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2037 (Assured Guaranty Inc Insured)	320,000	294,587
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 4% 4/1/2034 (Assured Guaranty Inc Insured)	210,000	215,851
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 4% 4/1/2038 (Assured Guaranty Inc Insured)	265,000	267,279
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 4% 4/1/2039 (Assured Guaranty Inc Insured)	285,000	285,946
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2019B, 4% 7/1/2049	1,000,000	879,254
Huntington NY Loc Dev Corp Rev Series 2021 B, 4% 7/1/2027	80,000	78,535
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) 4% 11/1/2047	555,000	422,005
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) Series 2017A, 5% 11/1/2037	500,000	500,824
Jefferson County Civic Facility Development Corp Series 2017A, 4% 11/1/2032	100,000	96,439
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (h)	100,000	99,999
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (h)	2,200,000	2,223,050
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2030 (h)	200,000	202,269
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2031 (h)	200,000	202,115
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2034 (h)	200,000	201,084
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2036 (h)	200,000	197,803
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2037 (h)	700,000	679,959
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 B, 4% 7/1/2051	3,000,000	2,753,055
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	250,000	212,515
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	310,000	330,728
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	2,500,000	1,907,470
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	250,000	223,548
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (c)	40,000	40,059
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	800,000	814,848
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.5% 10/1/2054	1,705,000	1,831,877
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 4% 5/1/2045	1,185,000	1,105,918
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) Series 2015, 5% 12/1/2040 (h)	1,200,000	1,141,863
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	610,000	508,680
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	325,000	293,591
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	55,000	56,448
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,000,000	917,975
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Inc Insured)	35,000	35,000
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	105,000	105,318
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	85,000	90,993
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	300,000	227,042
Rockland County Economic Assistance Corp 7.5% 11/1/2055	1,350,000	1,457,668
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (h)	150,000	140,339
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (h)	625,000	476,092
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	455,000	469,211
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2051	500,000	512,119
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2048 (Assured Guaranty Inc Insured)	805,000	877,435
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	1,000,000	1,088,223
		25,591,837
Housing - 0.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2014G, 3.9% 5/1/2045	925,000	853,116
New York City Housing Development Corp Series 2018 K, 3.95% 11/1/2043	1,000,000	966,196
New York City Housing Development Corp Series 2019 A1, 4.15% 11/1/2038	1,975,000	1,972,128
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (c)	1,500,000	1,318,182
New York City Housing Development Corp Series 2025 C 2, 3.75% tender 5/1/2065 (c)	1,050,000	1,064,135
New York NY City Hsg Dev Corp Rev Series 2023 A, 4.8% 2/1/2053	4,345,000	4,352,132
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (c)	3,290,000	3,165,788
New York St Hsg Fin Agy Rev 2.68% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (c)	300,000	299,999
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	880,000	667,965
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,200,000	830,468
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	2,315,000	2,309,928
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2022 G, 4.85% 11/1/2053	1,940,000	1,948,126
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (g)	60,000	59,713
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.3% 10/1/2040	750,000	591,699
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.25% 10/1/2047	750,000	605,582
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.3% 10/1/2047	750,000	610,683
		21,615,840
Industrial Development - 0.3%
Build Nyc Resource Corp NY Solid Waste Disp Rev Series 2014, 5% 1/1/2035 (g)(h)	440,000	440,381
Glen Cove NY Loc Economic Assistance Corp Rev Series A, 5% 1/1/2056	1,255,000	1,028,549
Glen Cove NY Loc Economic Assistance Corp Rev Series B, 0% 1/1/2045 (l)	6,200,000	1,791,733
Glen Cove NY Loc Economic Assistance Corp Rev Series C, 5.625% 1/1/2055 (j)	2,395,000	2,179,709
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	4,090,000	4,068,546
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	1,800,000	1,705,091
New York Liberty Dev Corp 3% 2/15/2042	4,000,000	3,472,203
New York Liberty Dev Corp Series 2019 CL 3, 2.8% 9/15/2069	840,000	785,619
New York Liberty Dev Corp Series 2021, 3% 2/15/2042	3,020,000	2,601,646
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	1,325,000	1,289,961
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	750,000	733,762
New York Liberty Dev Corp Series 2022 A CL1, 3% 9/15/2043	2,350,000	1,943,518
New York Liberty Dev Corp Series 2022 A CL1, 3.125% 9/15/2050	650,000	492,416
New York Liberty Dev Corp Series CLASS 1, 5% 11/15/2044 (h)	8,505,000	8,504,979
New York Liberty Dev Corp Series CLASS 2, 5.15% 11/15/2034 (h)	1,840,000	1,841,751
New York Liberty Dev Corp Series CLASS 2, 5.375% 11/15/2040 (h)	6,065,000	6,064,977
New York Liberty Dev Corp Series CLASS 3, 7.25% 11/15/2044 (h)	2,000,000	2,001,468
Schenectady County Capital Resource Corp Series 2025 A, 5.5% 1/1/2057	455,000	485,051
		41,431,360
Lease Revenue - 0.1%
New York Liberty Dev Corp Series 2021A, 2.75% 11/15/2041	1,660,000	1,325,247
New York Liberty Dev Corp Series 2021A, 2.875% 11/15/2046	5,000,000	3,673,022
New York Liberty Dev Corp Series 2021A, 2.875% 11/15/2046	1,500,000	1,113,017
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2053	2,200,000	2,011,558
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 3% 3/15/2040	1,000,000	890,703
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 4% 3/15/2037	1,125,000	1,148,099
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 4% 3/15/2038	1,000,000	1,015,588
		11,177,234
Other - 0.1%
Monroe Cnty N Y Indl Dev Agy Multifamily Tax-Exempt Mtg-Bkdbds Series 2022A, 4.84% 11/1/2040	4,642,092	4,916,335
Nassau Cnty NY Indl Dev Agy Continuing Care Retirement Cmnty Rev Series 2021 B, 5% (c)(f)(i)	3,260,000	32
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	2,630,000	2,962,580
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 2024 CL F Class F, 5.25% 12/15/2031	1,676,470	1,726,426
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 8SPR Class E, 4.375% 12/15/2043	1,888,890	1,930,325
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, Ny Proj.) 2.83% 7/1/2039 VRDN (c)	500,000	500,000
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 10/1/2036	3,080,000	3,340,422
New York Transportation Development Corp 5% 12/1/2040 (g)	250,000	263,590
Onondaga NY Civic Dev Corp 5.25% 12/1/2045	1,150,000	1,263,061
Riverhead IDA Economic Job Development Corp Series 2023, 4.5% 2/1/2041	4,679,441	4,890,265
State of New York Mortgage Agency 4.65% 10/1/2050	575,000	572,403
Westchester County Local Development Corp Series 2022B, 5% 1/1/2051	500,000	500,400
		22,865,839
Resource Recovery - 0.0%
New York St Env Fac Corp Swdr Series 2020 R 1, 4.25% tender 9/1/2050 (c)(g)(h)	250,000	251,800
New York St Env Fac Corp Swdr Series 2020 R 2, 5.125% tender 9/1/2050 (c)(g)(h)	1,150,000	1,199,319
		1,451,119
Special Tax - 2.7%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	200,000	205,434
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	1,445,000	1,481,741
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	950,000	969,817
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	4,575,000	5,167,830
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	2,510,000	2,607,108
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2045	2,000,000	2,155,940
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	9,155,000	9,768,639
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	850,000	921,993
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	2,500,000	2,700,617
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	3,835,000	4,196,924
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2041	5,570,000	6,051,235
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2042	5,000,000	5,374,223
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5.25% 2/1/2053	1,745,000	1,833,108
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB A 1, 5.25% 5/1/2047	2,000,000	2,142,399
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024 C, 5.25% 5/1/2048	2,000,000	2,111,359
New York City Transitional Finance Authority 5.5% 11/1/2049	2,335,000	2,531,865
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	2,250,000	1,729,663
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2040 (Assured Guaranty Inc Insured)	845,000	745,656
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	500,000	372,686
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045	615,000	573,665
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045 (Assured Guaranty Inc Insured)	1,265,000	1,205,404
New York NY City Ida Rev Series 2020 A, 3% 3/1/2049	450,000	336,460
New York NY City Transitional Fin Auth Rev 2.85% 8/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	800,000	800,000
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	440,000	448,428
New York NY City Transitional Fin Auth Rev 4% 11/1/2042	1,300,000	1,273,915
New York NY City Transitional Fin Auth Rev 4% 8/1/2045	1,885,000	1,796,338
New York NY City Transitional Fin Auth Rev 5.5% 11/1/2045	2,985,000	3,215,273
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2042	5,120,000	5,201,947
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	1,530,000	1,569,347
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2047	5,000,000	5,155,231
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	110,000	115,920
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	2,050,000	2,150,522
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2038	1,475,000	1,540,010
New York NY City Transitional Fin Auth Rev Series C 3, 5% 5/1/2041	4,200,000	4,334,893
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	1,000,000	766,757
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2041	2,200,000	2,187,220
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	425,000	434,866
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2039	745,000	752,615
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2045	845,000	796,314
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2034	210,000	217,040
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2046	2,965,000	2,816,351
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2049	575,000	532,027
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2039	1,475,000	1,490,077
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	1,100,000	1,054,100
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2045	2,135,000	2,011,990
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 4% 11/1/2038	790,000	800,766
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2040	5,440,000	5,647,122
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 4% 2/1/2041	1,635,000	1,623,124
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2047	2,485,000	2,562,150
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2040	2,000,000	2,208,496
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2039	2,000,000	2,196,411
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	11,945,000	13,046,955
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	1,875,000	1,959,113
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2035	1,785,000	1,812,429
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2040	5,000,000	5,097,570
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	2,410,000	2,470,477
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	465,000	483,544
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E GROUP 3, 5% 3/15/2043	6,275,000	6,467,521
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	495,000	508,596
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	6,475,000	7,294,879
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,220,000	2,586,722
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,360,000	2,707,589
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2045	700,000	747,031
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2055	10,000,000	10,438,767
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,432,832
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	260,000	240,643
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2049	2,000,000	1,837,263
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	65,000	66,829
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,295,000	2,466,412
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	1,000,000	1,008,991
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2040	4,085,000	4,104,916
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2047	7,485,000	6,931,870
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2045	2,450,000	2,518,818
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	1,750,000	1,594,698
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	2,500,000	2,529,352
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,890,000	5,610,032
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	2,745,000	2,777,228
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2040	2,535,000	2,546,774
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	3,430,000	3,551,447
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	3,000,000	2,747,113
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,245,000	7,126,113
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2041	1,000,000	1,095,805
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	2,875,000	3,123,185
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 3% 3/15/2041	1,000,000	865,525
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2042	3,925,000	3,855,456
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2043	3,440,000	3,337,069
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2045	3,155,000	2,943,823
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	2,165,000	2,289,270
New York State Dormitory Authority Series 2017B GRP 3, 5% 2/15/2041	2,265,000	2,311,499
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2048	1,750,000	1,325,072
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2042	2,135,000	2,097,171
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	2,175,000	2,004,713
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2047	1,475,000	1,521,380
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2039	1,280,000	1,293,199
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	80,000	75,338
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	505,000	465,462
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	4,685,000	4,474,836
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	6,525,000	6,144,818
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2043	10,000,000	10,583,554
New York State Urban Development Corp Series 2020E, 4% 3/15/2043	350,000	339,110
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2040	1,035,000	1,163,615
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2043	2,500,000	2,707,570
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2049	15,000,000	15,626,310
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	2,000,000	1,493,181
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	3,405,000	3,626,905
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2050	300,000	222,067
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	280,000	280,346
NY Mta Dedicated Tax Fund 5% 11/15/2047	1,805,000	1,818,839
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (l)	355,000	286,062
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2045	250,000	260,373
NY Mta Dedicated Tax Fund Series 2024 B 1, 4% 11/15/2054	6,000,000	5,551,355
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2050	2,800,000	2,924,622
NY Payroll Mobility Tax 5% 3/15/2027	4,000,000	4,126,408
NY Payroll Mobility Tax 5% 5/15/2051	12,490,000	12,879,733
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	115,000	102,850
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	3,000,000	2,209,840
NY Payroll Mobility Tax Series 2022 D 2, 4.5% 5/15/2047	845,000	850,576
NY Payroll Mobility Tax Series 2022 D 2, 5.5% 5/15/2052	4,000,000	4,257,103
NY Payroll Mobility Tax Series 2022 SUB D 2, 5.25% 5/15/2047	4,100,000	4,323,566
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2052	1,700,000	1,906,706
Oneida Indian Nation NY Tax Rev Series 2024B, 6% 9/1/2043 (h)	1,200,000	1,293,213
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2028 (g)	355,000	300,768
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2029 (g)	520,000	426,333
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2030 (g)	395,000	316,711
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2031 (g)	490,000	386,875
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2032 (g)	910,000	709,317
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2033 (g)	805,000	621,550
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2034 (g)	720,000	551,714
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2035 (g)	960,000	731,066
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2036 (g)	310,000	234,858
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	2,000,000	2,074,292
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2053	1,500,000	1,546,444
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024A 1, 5.25% 5/15/2064	4,000,000	4,194,181
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2041	1,130,000	1,264,764
		348,011,938
Tobacco Bonds - 0.0%
Erie Cnty NY Tobacco Securitization Corp 0% 6/1/2047 (l)	2,500,000	522,543
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (l)	2,700,000	242,694
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	3,000,000	3,061,221
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2033	1,100,000	1,121,922
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2041	1,075,000	1,077,644
		6,026,024
Transportation - 2.2%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2050 (g)	1,060,000	1,107,257
Metropolitan Transn Auth NY Rv 4% 11/15/2046	11,005,000	10,160,517
Metropolitan Transn Auth NY Rv 4% 11/15/2047	130,000	119,481
Metropolitan Transn Auth NY Rv 5.25% 11/15/2026 (Assured Guaranty Inc Insured)	1,180,000	1,207,657
Metropolitan Transn Auth NY Rv Series 2015 A 2, 5% tender 11/15/2045 (c)	2,195,000	2,375,095
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	250,000	254,927
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (l)	125,000	110,516
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (l)	315,000	240,379
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	1,140,000	1,194,636
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	130,000	135,368
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	785,000	785,638
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	1,035,000	1,080,389
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	95,000	99,367
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2042	2,300,000	2,365,736
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2046	750,000	683,615
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2050 (Assured Guaranty Inc Insured)	450,000	407,073
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	250,000	223,095
Metropolitan Transn Auth NY Rv Series 2020 A 1, 5% 11/15/2049	2,750,000	2,799,379
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5.25% 11/15/2055	600,000	617,179
Metropolitan Transn Auth NY Rv Series 2020 D, 4% 11/15/2050	2,600,000	2,357,921
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2044	2,650,000	2,722,342
Metropolitan Transn Auth NY Rv Series 2020 E, 4% 11/15/2045	2,550,000	2,343,246
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2033	540,000	589,605
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2045	900,000	826,618
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	250,000	227,872
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	650,000	585,429
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	1,750,000	1,842,725
Metropolitan Transn Auth NY Rv Series A 2, 5% 11/15/2027	250,000	254,927
Metropolitan Transn Auth NY Rv Series C 2, 4% 11/15/2038	360,000	358,677
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051 (Build America Mutual Assurance Co Insured)	250,000	183,431
New York NY City Indl Dev Agy Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012A, 5% 7/1/2028 (g)	290,000	290,045
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2046	2,760,000	2,760,420
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	3,400,000	3,420,371
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	1,465,000	1,375,480
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2050	250,000	228,003
New York St Twy Auth Gen Rev Series O, 3% 1/1/2051	1,500,000	1,103,627
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 10/31/2046 (g)	3,885,000	3,486,336
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 4/30/2053 (g)	825,000	709,050
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 4% 1/1/2036 (g)	280,000	272,682
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (g)	4,000,000	4,067,474
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (g)	435,000	448,569
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2031 (g)	1,735,000	1,789,591
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (g)	3,510,000	3,610,144
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (g)	260,000	266,699
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (g)	885,000	904,269
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2036 (g)	710,000	721,728
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (g)	3,535,000	3,331,018
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (g)	2,610,000	2,724,375
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (g)	4,190,000	4,250,735
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 5.625% 4/1/2040 (g)	4,535,000	4,763,548
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (g)	3,800,000	4,193,654
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2039 (g)	105,000	103,287
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (g)	1,380,000	1,288,508
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2036 (g)	5,000	5,241
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	480,000	475,255
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	375,000	409,343
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	480,000	518,273
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	290,000	309,974
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2030 (g)	2,000,000	2,154,323
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	995,000	1,089,334
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	2,795,000	3,045,582
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	1,935,000	2,100,972
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	845,000	911,719
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	575,000	616,225
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	1,535,000	1,633,993
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (g)	3,720,000	3,936,160
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (g)	4,800,000	5,053,170
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (g)	2,410,000	2,518,631
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (g)	2,190,000	2,272,739
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (g)	1,345,000	1,382,974
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (g)	1,625,000	1,636,960
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (g)	500,000	506,049
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (g)	2,455,000	2,471,751
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2060 (g)	1,100,000	1,064,709
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (g)	15,815,000	15,893,809
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2060 (Assured Guaranty Inc Insured) (g)	3,230,000	3,298,554
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (g)	9,655,000	9,684,228
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2042 (Assured Guaranty Inc Insured) (g)	2,890,000	3,059,612
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (g)	11,540,000	11,703,172
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2054 (g)	11,655,000	12,117,883
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (g)(j)	2,355,000	1,536,750
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (g)	2,500,000	2,382,790
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (g)	12,695,000	12,904,792
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (g)	7,055,000	7,236,844
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2060 (g)	8,590,000	8,773,857
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2033 (g)	2,600,000	2,588,219
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2035 (Assured Guaranty Inc Insured) (g)	2,950,000	2,941,864
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2034 (g)	520,000	520,335
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (g)	1,525,000	1,525,118
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2046 (g)	12,910,000	12,859,517
New York Transportation Development Corp 5% 12/1/2027 (g)	750,000	778,768
New York Transportation Development Corp 5% 12/1/2028 (g)	750,000	792,820
New York Transportation Development Corp 5% 12/1/2029 (g)	400,000	430,107
New York Transportation Development Corp Series 2016, 5% 8/1/2026 (g)	460,000	460,117
New York Transportation Development Corp Series 2016, 5% 8/1/2031 (g)	2,635,000	2,636,282
New York Transportation Development Corp Series 2020, 5.25% 8/1/2031 (g)	420,000	435,511
New York Transportation Development Corp Series 2020, 5.375% 8/1/2036 (g)	1,405,000	1,467,557
New York Transportation Development Corp Series 2021, 2.25% 8/1/2026 (g)	35,000	34,773
New York Transportation Development Corp Series 2025, 6% 6/30/2050 (Assured Guaranty Inc Insured) (g)	3,250,000	3,518,993
New York Transportation Development Corp Series 2025, 6% 6/30/2055 (g)	1,675,000	1,785,744
New York Transportation Development Corp Series 2025, 6% 6/30/2059 (g)	6,400,000	6,800,240
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2048	500,000	381,202
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2051	1,950,000	1,445,886
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2043	750,000	728,454
Port Auth NY & NJ Series 226, 5% 10/15/2038 (g)	635,000	675,532
Port Auth NY & NJ Series 231, 5.5% 8/1/2040 (g)	1,510,000	1,668,340
Triborough Brdg & Tunl NY Revs 4% 11/15/2056	3,000,000	2,731,301
Triborough Brdg & Tunl NY Revs 5% 11/15/2051	1,400,000	1,438,208
Triborough Brdg & Tunl NY Revs Series 2017 C 2, 5% 11/15/2042	2,480,000	2,538,767
Triborough Brdg & Tunl NY Revs Series 2018 A, 5% 11/15/2043	1,000,000	1,026,865
Triborough Brdg & Tunl NY Revs Series 2020 A, 5% 11/15/2049	3,710,000	3,826,755
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2037	750,000	770,082
		263,882,735
Water & Sewer - 0.6%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 3% 6/15/2038	915,000	855,859
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2043	300,000	325,886
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2052	1,060,000	1,099,814
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2052	11,150,000	11,817,072
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2055	2,000,000	2,122,978
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	1,565,000	1,860,825
New York NY Cty Muni Wtr Fin Auth Series 2018 CC 1, 5% 6/15/2048	2,000,000	2,027,385
New York NY Cty Muni Wtr Fin Auth Series 2018 DD (DD 2), 5% 6/15/2038	8,795,000	9,106,158
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2040	5,000,000	5,151,346
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,365,000	5,544,672
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 4% 6/15/2036	1,285,000	1,317,264
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 4% 6/15/2039	2,185,000	2,212,377
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	9,100,000	9,588,613
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 4% 6/15/2051	5,540,000	5,092,664
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 3% 6/15/2044	2,415,000	1,933,206
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 4% 6/15/2045	1,750,000	1,665,235
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 5% 6/15/2044	750,000	792,377
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 DD, 4.125% 6/15/2046	2,000,000	1,917,833
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	2,910,000	3,076,609
		67,508,173
TOTAL NEW YORK		956,582,829
Non-state Specific - 0.0%
Housing - 0.0%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series M046 Class A, 2.625% 6/15/2035 (Liquidity Facility Freddie Mac Non Gold Pool) VRDN (c)(h)	3,470,000	3,114,746
Other - 0.0%
Affordable Hsg Opportunities Tr Series AH 01 1CL A, 3.528% 5/1/2039 (h)	2,295,000	1,958,474
TOTAL NON-STATE SPECIFIC		5,073,220
North Carolina - 0.6%
Education - 0.0%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	210,000	216,560
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 0% 6/1/2027 VRDN (c)	1,555,000	1,555,000
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (g)	325,000	338,247
		2,109,807
General Obligations - 0.0%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	55,000	55,743
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	980,000	1,007,361
Pender Cnty NC Series 2024, 3% 3/1/2041	2,145,000	1,905,800
Pender Cnty NC Series 2024, 3% 3/1/2042	1,700,000	1,477,936
Union Cnty NC Gen. Oblig. 2.5% 9/1/2036	590,000	538,690
		4,985,530
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	335,000	329,679
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	95,000	88,519
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	3,235,000	2,663,115
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	665,000	590,433
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2040	195,000	199,523
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2045	185,000	185,495
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2050	115,000	114,008
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,130,000	922,770
North Carolina Med Care Commn Health Care Facs Rev (Vidant Health Proj.) Series 2015, 5% 6/1/2040	3,730,000	3,732,579
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (c)	2,190,000	2,185,319
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	80,000	84,840
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	80,000	85,021
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	60,000	63,570
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	45,000	47,585
North Carolina Med Care Commn Health Care Facs Rev Series 2021 A, 4% 3/1/2029	55,000	55,082
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2036	445,000	437,932
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2042	730,000	667,906
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.625% 10/1/2055	360,000	363,573
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2054	340,000	338,670
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5% 10/1/2050 (k)	1,000,000	996,565
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5.125% 10/1/2056 (k)	215,000	215,244
North Carolina Med Care Retirement Fac Rev Series 2015, 4.7% 7/1/2037	385,000	343,492
North Carolina Med Care Retirement Fac Rev Series 2015, 4.875% 7/1/2040	755,000	657,695
North Carolina Med Care Retirement Fac Rev Series 2015, 5% 7/1/2045	625,000	520,709
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2035	295,000	295,086
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2037	130,000	130,013
North Carolina Med Care Retirement Fac Rev Series 2015, 5.375% 10/1/2045	1,655,000	1,564,280
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2031	245,000	246,386
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2037	220,000	220,224
North Carolina Med Care Retirement Fac Rev Series 2017 A, 5% 7/1/2047	165,000	135,330
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 1/1/2049	175,000	173,038
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2039	420,000	425,010
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2044	615,000	598,227
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2049	295,000	279,152
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 1/1/2052	370,000	303,321
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2041	150,000	137,025
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2046	300,000	251,475
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2051	555,000	443,995
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2027	320,000	321,004
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2031	265,000	259,899
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2033	290,000	279,844
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,775,000	4,956,394
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,995,000	2,162,679
		29,071,706
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,425,000	1,536,557
NC Hsg Fin Agy Homeownership Rev 4.8% 1/1/2055	1,800,000	1,802,761
NC Hsg Fin Agy Homeownership Rev 5% 7/1/2047	320,000	330,530
NC Hsg Fin Agy Homeownership Rev 6% 7/1/2053	1,240,000	1,312,425
NC Hsg Fin Agy Homeownership Rev Series 39 B, 4% 7/1/2048	355,000	356,164
NC Hsg Fin Agy Homeownership Rev Series 44, 4% 7/1/2050	155,000	155,804
NC Hsg Fin Agy Homeownership Rev Series 53 A, 6.25% 1/1/2055	2,290,000	2,475,864
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	1,000,000	1,124,105
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 4.55% 7/1/2045	1,345,000	1,340,116
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,750,000	1,994,981
North Carolina Hsg Fin Agy Series 42, 4% 1/1/2050	360,000	360,794
		12,790,101
Other - 0.1%
Apex NC Gen. Oblig. Series 2020 B, 2% 6/1/2034	1,490,000	1,337,261
Charlotte NC Gen. Oblig. Series 2021 A, 2% 6/1/2039	2,400,000	1,898,487
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2038	5,655,000	4,621,652
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2039	1,000,000	796,004
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2030	500,000	501,294
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2041	150,000	138,907
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2047	135,000	114,100
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2051	135,000	109,279
North Carolina Med Care Retirement Fac Rev Series 2024 A, 5% 10/1/2044	180,000	182,176
North Carolina Med Care Retirement Fac Rev Series 2024B, 5% 9/1/2049	500,000	487,106
North Carolina Med Care Retirement Fac Rev Series 2025 A, 5.25% 1/1/2055	400,000	401,413
North Carolina Med Care Retirement Fac Rev Series 2025, 5.25% 12/1/2050	1,720,000	1,767,234
		12,354,913
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2019A, 4% 7/1/2044	400,000	393,917
Charlotte NC Arpt Rev Series 2019B, 4% 7/1/2044 (g)	550,000	514,435
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	185,000	191,628
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	185,000	190,795
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	110,000	113,179
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	425,000	435,790
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (g)	10,000	10,116
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (g)	25,000	25,758
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (g)	20,000	20,613
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (g)	30,000	30,924
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (g)	30,000	30,910
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (g)	60,000	61,765
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (g)	60,000	61,668
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (g)	65,000	66,681
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (g)	65,000	66,571
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (g)	45,000	46,027
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (g)	40,000	40,844
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (g)	45,000	45,870
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (g)	145,000	146,368
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	175,000	177,482
Greater Asheville Regional Airport Authority Series 2022A, 5.5% 7/1/2047 (Assured Guaranty Inc Insured) (g)	4,170,000	4,377,153
Greater Asheville Regional Airport Authority Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured) (g)	190,000	196,087
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	2,495,000	2,124,756
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	180,000	160,611
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	850,000	872,457
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	315,000	322,112
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	2,575,000	2,613,996
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	300,000	305,856
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2031 (Assured Guaranty Inc Insured)	340,000	347,302
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2032	265,000	270,680
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2040	3,255,000	3,364,680
North Carolina Turnpike Authority Series A, 5% 7/1/2042	595,000	597,810
North Carolina Turnpike Authority Series A, 5% 7/1/2047	920,000	922,232
North Carolina Turnpike Authority Series A, 5% 7/1/2051	3,535,000	3,541,463
North Carolina Turnpike Authority Series A, 5% 7/1/2054	435,000	435,845
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (g)	265,000	286,455
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (g)	210,000	226,500
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2033 (g)	210,000	225,848
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2035 (g)	295,000	315,372
		24,178,556
TOTAL NORTH CAROLINA		85,490,613
North Dakota - 0.2%
Education - 0.0%
North Dakota St Brd Higher Ed Hsg & Auxiliary Facs Rev Series 2019 A, 4% 4/1/2039 (Assured Guaranty Inc Insured)	495,000	499,985
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,395,000	1,691,001
		2,190,986
General Obligations - 0.0%
Cass Cnty ND Jt Wtr Res Dist Gen. Oblig. Series 2024A, 3.45% 4/1/2027	1,750,000	1,750,813
Horace ND Gen. Oblig. Series 2024 C, 4.5% 5/1/2039	270,000	275,941
Horace ND Gen. Oblig. Series 2024 C, 4.75% 5/1/2044	400,000	399,223
		2,425,977
Health Care - 0.2%
Cass Cnty ND Catholic Health Series 2018 B, 5.25% 2/15/2053	400,000	403,183
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2046 (Assured Guaranty Inc Insured)	5,650,000	4,339,175
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	1,295,000	1,279,450
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	1,095,000	1,072,848
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	970,000	941,529
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	885,000	849,580
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	1,325,000	1,404,369
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	1,590,000	1,683,488
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,029,122
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2053 (Assured Guaranty Inc Insured)	3,715,000	3,798,586
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2034	830,000	835,392
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2038	770,000	770,771
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2048	40,000	38,176
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2053	1,340,000	1,254,703
		19,700,372
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	455,000	448,606
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.45% 7/1/2037	850,000	827,103
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.65% 7/1/2042	1,350,000	1,263,604
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2020 B, 2.5% 7/1/2044	1,390,000	1,042,829
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,510,000	1,480,408
		5,062,550
TOTAL NORTH DAKOTA		29,379,885
Ohio - 2.0%
Education - 0.1%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,145,000	1,221,861
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,205,000	1,292,254
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,270,000	1,351,348
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,340,000	1,414,074
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	45,000	43,795
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	170,000	183,452
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	290,000	301,869
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	100,000	90,431
Ohio St Higher Ed Fac Comm (Tiffin University, OH Proj.) Series 2019, 4% 11/1/2049	300,000	231,645
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2036	240,000	249,217
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) Series 2018 B, 5% 12/1/2034	130,000	135,628
Ohio St Higher Ed Fac Comm Series 2016, 5% 11/1/2041	640,000	644,715
Ohio St Higher Ed Fac Comm Series 2022, 5.125% 12/1/2042	305,000	313,288
Ohio St Higher Ed Fac Comm Series 2022, 5.375% 12/1/2052	485,000	493,608
Ohio St Univ Gen Rcpts Series 2023C, 5.25% 12/1/2046	10,000,000	10,795,208
Toledo-Lucas Cnty Ohio Port Auth Student Hsg Rev Series A, 5% 7/1/2046	350,000	328,526
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	100,000	107,956
		19,198,875
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2016 A, 5% 2/15/2041	2,080,000	2,090,303
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	1,675,000	1,700,451
American Mun Pwr Solar 5% 2/15/2039	55,000	57,492
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	85,000	89,163
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	179,644
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005A, 3.75% 1/1/2029 (g)	3,345,000	3,353,442
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (g)	1,330,000	1,330,263
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2007 B, 2.5% tender 11/1/2042 (c)(g)	360,000	343,023
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014 B, 2.6% tender 6/1/2041 (c)(g)	985,000	943,729
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (c)(g)	1,975,000	2,006,462
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022B, 4% tender 9/1/2030 (c)	835,000	845,879
		12,939,851
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,085,000	3,163,343
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	25,000	27,932
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	5,000	5,055
		3,196,330
General Obligations - 0.2%
Brunswick Ohio City Sch Dist Series 2023, 5.25% 12/1/2053 (Build America Mutual Assurance Co Insured)	1,165,000	1,222,473
Brunswick Ohio City Sch Dist Series 2023, 5.5% 12/1/2060 (Build America Mutual Assurance Co Insured)	2,160,000	2,290,606
Columbus OH City Sch Dist 5% 12/1/2029	255,000	257,705
Columbus OH City Sch Dist 5% 12/1/2032	50,000	50,542
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2046 (Build America Mutual Assurance Co Insured)	2,250,000	1,752,920
Indian Creek Ohio Loc Sch Dist Series 2018 A, 5% 11/1/2045	320,000	327,155
North Canton Ohio Sch Dist Series 2020, 2.375% 11/1/2050	2,490,000	1,550,237
State of Ohio Gen. Oblig. 5% 3/1/2042	5,645,000	6,261,544
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2030	2,545,000	2,554,607
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	630,000	679,474
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	855,000	941,817
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	1,140,000	1,227,301
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	950,000	1,044,580
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	1,425,000	1,538,204
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	1,425,000	1,571,019
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	470,000	506,908
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	570,000	627,878
Worthington Ohio City Sch Dist Series 2023, 5.5% 12/1/2054	4,750,000	5,080,939
		29,485,909
Health Care - 0.4%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	2,825,000	2,826,070
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	245,000	248,674
Cleveland-Cuyahoga Cnty Ohio Port Auth Economic Dev Rev Series 2017A, 5% 12/1/2042	300,000	298,845
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 4.75% 2/15/2047	865,000	791,894
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2042	840,000	839,991
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	1,425,000	1,360,884
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2057	770,000	706,425
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.25% 2/15/2047	890,000	870,438
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2052	6,615,000	6,578,319
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2057	3,810,000	3,776,154
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	5,000	5,001
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	5,000	5,001
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	5,000	5,001
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	280,000	253,321
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 2.85% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	200,000	200,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2018A, 4% 5/15/2047	880,000	822,228
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	1,410,000	1,417,632
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2019 CC, 5% 11/15/2049	2,850,000	3,111,076
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	55,000	56,596
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2036	440,000	440,283
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2016, 5% 1/1/2046	1,240,000	1,212,325
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.75% 1/1/2053	610,000	629,997
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	495,000	505,305
Hamilton Cnty Ohio Health Care Rev Series 2017A, 5% 1/1/2052	295,000	281,348
Marion Cnty OH Health Care Rev Series 2019, 5% 12/1/2039	230,000	193,471
Marion Cnty OH Health Care Rev Series 2019, 5.125% 12/1/2049	255,000	193,414
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2049	2,100,000	2,118,431
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	370,000	325,862
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	2,005,000	1,905,961
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2051	800,000	716,416
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	990,000	1,073,236
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2038	485,000	476,634
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2045	225,000	196,942
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 5% 11/15/2034	210,000	220,437
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	270,000	271,365
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	705,000	700,190
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2036	135,000	134,675
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2038	130,000	127,375
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	125,000	118,538
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,150,000	1,670,116
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	2,675,000	2,438,542
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 E, 4% 1/15/2041	320,000	313,429
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2038	150,000	150,097
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2039	280,000	279,168
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2050	2,170,000	1,889,639
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	2,360,000	2,380,460
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	990,000	991,794
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	760,000	795,048
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	10,000	10,455
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	30,000	30,000
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	40,000	40,709
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	125,000	125,402
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	340,000	340,858
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	105,000	105,314
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	480,000	492,657
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	660,000	685,340
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	700,000	735,213
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	740,000	788,127
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	790,000	849,780
		51,127,903
Housing - 0.0%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2043	240,000	242,792
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2053	1,370,000	1,371,849
Cleveland-Cuyahoga County OH Port Authority Series 2019, 4% 8/1/2044	450,000	421,766
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025A, 6.05% 1/1/2046 (h)(k)	475,000	475,663
Cuyahoga Metropolitan Housing Authority Series 2021, 2% 12/1/2031	620,000	560,098
Ohio Housing Finance Agency Series 2025B, 6.5% 3/1/2056	1,000,000	1,140,436
Ohio Hsg Fin Agy Mf Hsg Rev Series 2017, 5.45% 1/1/2038 (h)	250,000	250,230
Ohio Hsg Fin Agy Mf Hsg Rev Series 2024, 6% 1/1/2045 (h)	675,000	676,235
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	65,000	65,622
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.8% 9/1/2048	2,135,000	2,184,558
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.9% 9/1/2053	1,020,000	1,032,197
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,070,000	1,168,564
		9,590,010
Industrial Development - 0.1%
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021 B, 4.5% 12/1/2055 (h)	100,000	84,848
Ohio Air Quality Development Authority Series 2017, 4.25% 1/15/2038 (g)(h)	100,000	100,135
Ohio Air Quality Development Authority Series 2017, 4.5% 1/15/2048 (g)(h)	950,000	888,091
Ohio Air Quality Development Authority Series 2019, 5% 7/1/2049 (g)(h)	6,950,000	6,325,631
		7,398,705
Lease Revenue - 0.1%
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2050	670,000	692,972
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2054	600,000	619,526
Gahanna-Jefferson City Schdist Ohio Ctfs Partn Series 2025, 5.5% 12/1/2050	425,000	441,215
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2049 (Build America Mutual Assurance Co Insured)	2,145,000	2,262,978
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2054 (Build America Mutual Assurance Co Insured)	3,855,000	4,052,321
Yellow Springs Ohio Exmp Vlg Sch Dist Ctfs Partn Series 2024, 5.25% 12/1/2049 (Build America Mutual Assurance Co Insured)	910,000	953,822
		9,022,834
Other - 0.2%
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2058 (Build America Mutual Assurance Co Insured)	1,290,000	1,370,562
City of Norwood OH 4.375% 12/1/2030	300,000	302,374
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	295,000	257,915
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2040	85,000	85,205
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2041	105,000	103,932
Columbus Metropolitan Housing Authority Series 2024, 4% 12/1/2034	1,345,000	1,351,801
Columbus Ohio Met Hsg Auth Affordable Hsg Rev Series 2024, 4.625% 8/1/2042	145,000	145,996
Columbus-Franklin Cnty Ohio Fin Auth Dev Rev Series 2025 A, 5.25% 5/15/2045	340,000	355,857
Dayton-Montgomery County Port Authority Series 2025A, 6.625% 1/1/2045 (h)	825,000	858,297
Greene County Port Authority Series 2024B, 5% 5/15/2059	1,890,000	1,790,475
Margaretta Local School District Series 2025, 5.5% 10/1/2047 (Build America Mutual Assurance Co Insured)	1,185,000	1,254,370
Ohio Housing Finance Agency 6.25% 3/1/2056	995,000	1,098,206
Ohio Hsg Fin Agy Mf Hsg Rev 5.7% 8/1/2043 (h)	1,175,000	1,216,416
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025 A, 6.5% 1/1/2045 (h)	1,325,000	1,357,104
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.25% 1/1/2045 (h)	1,450,000	1,485,553
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.375% 1/1/2045 (h)	1,000,000	1,032,651
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	850,000	858,611
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	750,000	757,597
Port Gtr Cincinnati Dev Auth Ohio Multifamily Hsg Rev Series 2025 A, 6.5% 1/1/2045 (h)	1,000,000	1,034,304
Shaker Heights OH City Sch Dst Series 2024, 5.25% 12/15/2054	2,000,000	2,123,427
Summit Cnty Ohio Dev Fin Authpkg Sys Rev Series 2023, 6% 12/1/2058	1,670,000	1,774,310
Toledo-Lucas Cnty Ohio Port Auth Pkg Sys Rev Series 2021, 4% 1/1/2057	350,000	284,602
Warren Cnty OH Health Care Fac 5% 7/1/2049	975,000	979,190
West Central Ohio Port Authority Series 2025A, 5.5% 12/1/2055	680,000	692,741
		22,571,496
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	110,000	114,580
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	70,000	72,531
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	85,000	87,822
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021A, 4% 12/1/2055 (h)	175,000	141,195
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	775,000	790,850
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	1,165,000	1,183,741
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,015,000	2,015,804
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	2,955,000	2,879,075
Port Gtr Cinci Dev Auth OH Rev Series 2024 C, 5.25% 12/1/2053 (Assured Guaranty Inc Insured)	285,000	299,445
Port Gtr Cinci Dev Auth OH Rev Series 2024B, 4.375% 12/1/2058 (Assured Guaranty Inc Insured)	1,445,000	1,400,729
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,200,000	1,171,831
		10,157,603
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020 B 2 CL 2, 5% 6/1/2055	38,880,000	32,739,375
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	5,440,000	3,867,496
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	720,000	702,479
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	240,000	231,182
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	6,575,000	5,709,472
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,230,000	3,458,885
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,650,000	1,773,341
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	5,475,000	5,848,755
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	70,000	74,118
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	705,000	741,687
		55,146,790
Transportation - 0.2%
Cleveland OH Arpt Sys Rev Series 2018 B, 5% 1/1/2048	1,750,000	1,765,889
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (g)	2,110,000	2,314,657
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (g)	8,345,000	8,770,464
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (g)	4,935,000	5,165,271
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (g)	950,000	1,009,219
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2055 (g)	8,545,000	9,039,069
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	1,415,000	1,547,609
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	1,270,000	1,418,215
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	90,000	102,249
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 12/31/2039 (g)	565,000	564,990
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 6/30/2053 (g)	400,000	396,720
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (l)	645,000	330,780
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	585,000	649,005
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured) (k)	2,890,000	2,937,202
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2060 (k)	600,000	605,525
		36,616,864
Water & Sewer - 0.0%
Marysville OH Wtr Sys Mtg Rev Series 2020, 3% 12/1/2049 (Build America Mutual Assurance Co Insured)	3,055,000	2,315,028
TOTAL OHIO		268,768,198
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Cnty Okla Fin Auth Charter Sch Lease Rev Series 2024, 6% 6/15/2044 (h)	1,000,000	975,147
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	25,000	25,181
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	570,000	540,227
		1,540,555
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2024 A, 5% 6/1/2041	740,000	811,177
General Obligations - 0.0%
Lincoln Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2016, 5% 9/1/2028	750,000	759,445
Health Care - 0.2%
Norman OK Reg Hos Auth Hos Rev Series 2019, 4% 9/1/2045	1,165,000	802,130
Norman OK Reg Hos Auth Hos Rev Series 2019, 5% 9/1/2045	730,000	613,076
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) 5.45% 8/15/2028	1,602,000	1,592,041
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5% 8/15/2038	240,000	243,571
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.25% 8/15/2043	80,000	80,564
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.5% 8/15/2057	3,945,000	3,952,472
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.25% 8/15/2048	1,490,000	1,485,784
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.5% 8/15/2052	2,110,000	2,118,203
Oklahoma Cnty Okla Fin Ath Rev Series 2023 B, 5.875% 12/1/2047	1,404,574	763,042
Oklahoma Cnty Okla Fin Ath Rev Series 2023 C, 2% 12/1/2047	289,013	14,520
Oklahoma Dev Fin Auth Rev Series 2015, 5% 7/1/2042	25,000	23,343
Payne Cnty Okla Economic Dev Auth Rev Series A, 6.875% 11/1/2046 (f)(i)	455,845	1,914
Tulsa Okla Tulsa Indl Auth Rev Series 2017, 5.25% 11/15/2045	1,455,000	1,455,177
		13,145,837
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	190,000	208,016
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2018A, 4.75% 9/1/2048	185,000	187,383
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2019A, 4% 9/1/2049	435,000	436,471
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 6.25% 3/1/2057	1,000,000	1,138,372
Tulsa Cnty OK Hfa Sfmr Series 2025A, 5.75% 7/1/2056	4,000,000	4,407,780
		6,378,022
Other - 0.0%
Jenks Okla Gen. Oblig. Series 2020, 2% 11/1/2035	1,065,000	886,248
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	170,000	170,257
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	60,000	60,076
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	245,000	245,116
		475,449
Transportation - 0.2%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (g)	275,000	276,538
Oklahoma St Tpk Auth Tpk Rev 5.5% 1/1/2054	4,375,000	4,754,394
Oklahoma St Tpk Auth Tpk Rev Series 2023, 4.5% 1/1/2053	1,650,000	1,657,406
Oklahoma St Tpk Auth Tpk Rev Series 2023, 5.5% 1/1/2053	7,175,000	7,633,146
Tulsa Okla Minicipal Airport Series 2001B, 5.5% 12/1/2035 (g)	1,550,000	1,551,080
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2035 (g)	2,650,000	3,055,763
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2040 (g)	240,000	269,411
		19,197,738
Water & Sewer - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	3,435,000	3,655,742
TOTAL OKLAHOMA		46,850,213
Oregon - 0.5%
Education - 0.0%
Oregon State Facilities Authority Series 2025A, 6% 6/15/2065 (h)	635,000	643,839
General Obligations - 0.3%
Benton & Lane Cntys Ore Sch Dist No 7-J Alsea 3% 6/15/2045 (Oregon St Guaranteed)	525,000	404,021
Multnomah Cnty OR Sch Dist 40 Series B, 5.5% 6/15/2053	875,000	949,844
Oregon St 5.25% 6/1/2043	1,685,000	1,884,518
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (l)	120,000	71,506
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2045 (g)	1,745,000	1,848,626
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (g)	560,000	597,521
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2037 (Oregon St Guaranteed) (l)	8,000,000	5,044,279
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2038 (Oregon St Guaranteed) (l)	5,000,000	2,986,258
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (l)	5,000,000	2,827,374
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2040 (Oregon St Guaranteed) (l)	5,000,000	2,659,148
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (l)	1,250,000	626,428
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (l)	5,775,000	3,293,288
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	60,000	61,976
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	170,000	174,798
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	170,000	174,205
		23,603,790
Health Care - 0.1%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2032	135,000	135,773
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2037	70,000	70,138
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2047	195,000	182,339
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2052	210,000	191,786
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,000,000	742,842
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	320,000	283,482
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	85,000	90,900
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	235,000	249,008
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	725,000	743,421
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2041	630,000	558,136
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2051	470,000	363,430
Oregon St Facs Auth Lease Rent Rev 4.9% 9/15/2035	3,545,000	3,744,544
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	675,000	730,935
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2016 A, 5% 6/1/2046	2,655,000	2,661,559
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	1,325,000	1,345,808
Oregon St Facs Auth Rev Series 2016 A, 5% 10/1/2046	675,000	675,117
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	2,605,000	1,898,706
Salem OR Hosp Fac Auth Rev Series 2022, 4% 5/15/2047	525,000	441,970
Yamhill Cnty Ore Hosp Auth Rev Series 2016A, 5% 11/15/2046	185,000	164,778
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2036	145,000	146,211
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2046	365,000	325,103
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2051	155,000	133,667
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2056	895,000	757,699
		16,637,352
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Multifamily Rev Series 2024K 1, 4.33% 11/1/2043	577,000	583,439
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	485,000	423,014
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	925,000	928,309
		1,934,762
Industrial Development - 0.0%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (c)	3,500,000	3,525,114
Other - 0.0%
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2042	800,000	844,965
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2043	1,500,000	1,577,733
		2,422,698
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	310,000	343,775
Oregon St Dept Admin Lottery 5.25% 4/1/2045	2,565,000	2,832,376
		3,176,151
Transportation - 0.1%
Port of Portland Arpt Rev 4% 7/1/2039 (g)	1,475,000	1,469,179
Port of Portland Arpt Rev 4% 7/1/2050 (g)	1,580,000	1,409,108
Port of Portland Arpt Rev 5% 7/1/2028 (g)	265,000	278,948
Port of Portland Arpt Rev 5% 7/1/2041 (g)	4,240,000	4,473,761
Port of Portland Arpt Rev 5% 7/1/2045 (g)	3,595,000	3,666,361
Port of Portland Arpt Rev 5% 7/1/2052 (g)	3,555,000	3,608,675
Port of Portland Arpt Rev Series THIRTY A, 5.25% 7/1/2054 (g)	1,365,000	1,418,487
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2042 (g)	1,170,000	1,176,879
Port of Portland Arpt Rev Series TWENTY NINE, 5.5% 7/1/2048 (g)	1,750,000	1,857,684
		19,359,082
TOTAL OREGON		71,302,788
Pennsylvania - 2.9%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)	430,000	206,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)	935,000	448,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)	1,040,000	499,200
Allegheny Cnty PA Indl Dev Auth Regl Asset Dist Sales Tax Rev Series 2013, 6% 7/15/2038	230,000	223,123
Allentown Commercial and Industrial Development Authority Series 2023, 5.75% 6/15/2043	270,000	278,416
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2038	250,000	247,758
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2043	650,000	617,123
Chester Cnty PA Indl Dev Auth Series 2017 A, 4.75% 12/15/2037	235,000	237,126
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2047	110,000	107,039
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2051	135,000	128,569
Chester Cnty PA Indl Dev Auth Series 2022, 5.875% 10/15/2047 (h)	1,560,000	1,543,447
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2049 (h)	300,000	265,945
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2054 (h)	645,000	558,012
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5% 10/15/2034 (h)	200,000	161,497
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5.125% 10/15/2041 (h)	350,000	246,646
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 5.875% 10/15/2040 (h)	300,000	232,079
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 6.25% 10/15/2053 (h)	400,000	288,344
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (h)	160,000	146,598
Huntingdon Cnty PA Gen Auth Rev Series 2016 OO2, 5% 5/1/2046	200,000	191,575
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	20,000	20,017
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	40,000	40,633
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2033	125,000	127,564
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2049	170,000	158,080
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2032	95,000	97,167
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2044	275,000	263,531
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 4.5% 6/1/2043 (g)	145,000	147,128
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2034 (g)	850,000	906,797
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2046 (g)	1,046,000	1,041,958
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5.5% 6/1/2052 (g)	1,216,000	1,234,858
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 2.625% 6/1/2042 (g)	190,000	171,758
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 5% 6/1/2030 (g)	50,000	52,574
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 4% 6/1/2044 (g)	1,775,000	1,751,028
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023B, 5% 6/1/2050 (g)	1,275,000	1,239,906
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 4.125% 6/1/2045 (g)	2,527,000	2,485,564
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1C, 5% 6/1/2051 (g)	1,380,000	1,346,968
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	60,000	60,318
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	55,000	55,287
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	55,000	55,275
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	150,000	150,708
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	105,000	105,416
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	150,000	152,467
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	190,000	192,728
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2039	50,000	52,028
Pennsylvania St Higher Edl Rev (Indiana Univ(Pa) Fndtn St Hsg Proj.) Series 2007 A, CME Term SOFR 3 month Index + 0.65%, 3.495% 7/1/2039 (Assured Guaranty Inc Insured), (Syncora Guarantee Inc Insured) (c)(e)	1,180,000	1,089,133
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	85,000	85,011
Pennsylvania St Univ Series 2025A, 5% 9/1/2042	3,905,000	4,295,014
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.25% 6/15/2052	100,000	95,774
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.375% 6/15/2057	145,000	140,178
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020 B, 4.875% 12/15/2035 (c)(h)	400,000	400,534
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020, 5% 6/15/2050 (h)	1,000,000	919,775
Philadelphia PA Auth For Indl Dev Revs Series 2016 A, 5.375% 8/1/2051	325,000	325,257
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.625% 8/1/2036	65,000	65,322
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.75% 8/1/2046	245,000	245,312
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 6% 8/1/2051	225,000	225,336
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,750,000	1,808,105
Scranton-Lackawanna PA Health & Welfare Auth Rev (Marywood University Proj.) 5% 6/1/2046	250,000	211,926
Southcentral PA Gen Auth Rev Series 2018 A, 6.5% 7/15/2048 (h)	350,000	354,983
		28,799,115
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2049	2,945,000	3,131,336
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	130,000	125,431
		3,256,767
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	195,000	208,849
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (Pre-refunded to 9/15/2026 at 100) (h)	35,000	35,553
		244,402
General Obligations - 0.2%
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2036	225,000	229,299
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2037	105,000	106,688
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2038	105,000	106,575
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2041	530,000	532,972
Canon-Mcmillan SD Series 2019, 4% 6/1/2046	625,000	602,198
Canon-Mcmillan SD Series 2019, 4% 6/1/2048	925,000	874,424
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	3,585,000	2,621,671
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,230,000	1,337,670
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	3,175,000	3,372,560
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2031	480,000	503,404
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	420,000	440,579
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	885,000	924,164
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	45,000	45,510
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	1,235,000	1,249,009
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	670,000	706,055
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	110,000	118,213
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	190,000	207,814
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	40,000	41,589
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	45,000	46,642
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	40,000	41,380
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	110,000	112,657
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2033 (Assured Guaranty Inc Insured)	1,500,000	1,456,667
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	75,000	76,138
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	90,000	96,802
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	145,000	155,518
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	175,000	187,204
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	720,000	767,222
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	685,000	726,939
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	540,000	572,030
Philadelphia PA Sch Dist 4% 9/1/2035	1,135,000	1,161,148
Philadelphia PA Sch Dist 4% 9/1/2036	110,000	112,157
Philadelphia PA Sch Dist 5% 9/1/2026	130,000	132,233
Philadelphia PA Sch Dist 5% 9/1/2026	90,000	91,546
Philadelphia PA Sch Dist 5% 9/1/2026	70,000	71,202
Philadelphia PA Sch Dist 5% 9/1/2027	1,180,000	1,199,354
Philadelphia PA Sch Dist 5% 9/1/2028	1,700,000	1,723,170
Philadelphia PA Sch Dist 5% 9/1/2028	985,000	998,425
Philadelphia PA Sch Dist 5% 9/1/2029	1,300,000	1,317,136
Philadelphia PA Sch Dist 5% 9/1/2030	1,050,000	1,130,030
Philadelphia PA Sch Dist 5% 9/1/2031	830,000	893,461
Philadelphia PA Sch Dist 5% 9/1/2032	65,000	69,811
Philadelphia PA Sch Dist 5% 9/1/2033	385,000	410,861
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	115,000	123,654
Philadelphia PA Sch Dist 5% 9/1/2034	80,000	83,801
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	480,000	515,022
Philadelphia PA Sch Dist 5% 9/1/2035	55,000	57,488
Philadelphia PA Sch Dist 5% 9/1/2037	135,000	141,103
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	95,000	97,220
Philadelphia PA Sch Dist Series 2023 A, 5.5% 9/1/2048	2,755,000	2,942,443
Philadelphia PA Sch Dist Series A, 5% 9/1/2030	650,000	651,152
Philadelphia PA Sch Dist Series A, 5% 9/1/2035	290,000	290,493
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	635,000	650,096
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	825,000	835,138
Philadelphia PA Sch Dist Series F, 5% 9/1/2038	50,000	50,333
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	195,000	195,322
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2031	845,000	860,601
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	1,530,000	1,556,431
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	2,530,000	2,570,457
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	270,000	275,199
Trinity Area Sch Dist PA 4% 11/1/2051	320,000	295,052
Upper Darby PA Sch Dis Series 2021 A, 4% 4/1/2046	125,000	119,461
		39,880,593
Health Care - 0.8%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2044	1,405,000	1,305,308
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	140,000	142,197
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2037	1,085,000	1,096,218
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2039	1,325,000	1,304,847
Alleg Cnty PA Dev Auth Series 2018A, 4% 4/1/2044	3,065,000	2,909,621
Alleg Cnty PA Dev Auth Series 2021 B, 5% 10/15/2028	430,000	455,326
Berks Cnty PA Mun Auth Rev 0% 6/30/2044 (j)	6,079,000	4,193,990
Berks Cnty PA Mun Auth Rev 5% 6/30/2039	6,163,000	5,546,967
Berks Cnty PA Mun Auth Rev Series 2024 A 1, 8% 6/30/2034	787,000	792,139
Berks Cnty PA Mun Auth Rev Series 2024 A 2, 6% 6/30/2034	528,000	568,095
Bucks Cnty PA Ida Hosp Rev (Grand View Hospital, PA Proj.) Series 2021, 4% 7/1/2051	300,000	251,628
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	190,000	176,101
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2050	955,000	827,325
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2035	1,180,000	1,179,975
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2039	670,000	640,197
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2019, 5% 12/1/2051	195,000	151,282
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 4% 11/1/2035	240,000	241,910
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2037	480,000	479,184
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2049	910,000	816,942
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2036 (h)	555,000	552,789
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2040 (h)	1,945,000	1,859,739
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2041 (h)	590,000	554,138
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	130,000	131,282
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	215,000	217,039
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	110,000	102,649
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	790,000	805,569
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (h)	1,490,000	1,642,462
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	305,000	293,128
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	315,000	296,516
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	605,000	552,159
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	150,000	150,721
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	260,000	262,930
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	190,000	192,060
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	200,000	202,245
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	270,000	273,411
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	185,000	187,338
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	190,000	192,303
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	210,000	211,605
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	610,000	612,290
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	730,000	732,005
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2038	295,000	295,424
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2043	170,000	161,569
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2048	185,000	168,064
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2053	195,000	170,638
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2046	3,615,000	3,652,329
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	50,000	50,190
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.25% 7/1/2035	35,000	35,011
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.5% 7/1/2045	140,000	136,546
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	255,000	247,369
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	110,000	111,219
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	4,195,000	3,685,079
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	120,000	121,406
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	130,000	133,942
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	135,000	141,823
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	120,000	121,232
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	120,000	121,324
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	120,000	121,382
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	185,000	182,366
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	325,000	318,991
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	245,000	239,684
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	10,000	9,661
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	1,255,000	1,173,733
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	795,000	701,307
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	60,000	59,003
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	555,000	540,215
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 4% 9/1/2049	490,000	438,942
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2032	560,000	589,860
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2033	425,000	446,895
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2034	810,000	849,228
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2037	740,000	770,608
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2043	710,000	723,944
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	110,000	109,538
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	70,000	69,437
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	725,000	677,646
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2049	650,000	583,984
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2051	805,000	711,783
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	145,000	154,524
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	650,000	482,422
Montgomery Cnty PA Higher Ed & Health Auth Rev 4% 9/1/2049	1,200,000	1,082,893
Montgomery Cnty PA Higher Ed & Health Auth Rev Series 2017, 4% 12/1/2048	415,000	345,190
Montgomery Cnty PA Ida Rev Series 2015, 5% 1/1/2030	210,000	210,072
Montgomery Cnty PA Ida Rev Series 2015, 5.25% 1/1/2040	490,000	490,020
Montgomery Cnty PA Ida Rev Series 2015, 5.375% 1/1/2050	3,045,000	2,848,559
Montgomery Cnty PA Ida Rev Series 2020C, 5% 11/15/2045	815,000	815,621
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	90,000	90,815
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	1,950,000	1,713,740
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5.25% 8/15/2053 (Assured Guaranty Inc Insured)	3,440,000	3,639,533
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	970,000	975,025
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	735,000	771,017
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	440,000	449,648
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	1,435,000	1,453,859
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2039	1,500,000	1,480,353
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 4% 2/15/2042	1,000,000	940,956
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2048	2,000,000	1,782,796
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2053	1,960,000	1,723,187
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5% 11/1/2051 (Assured Guaranty Inc Insured)	2,000,000	2,069,728
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,066,541
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2017 A, 4% 8/15/2042	1,260,000	1,224,372
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	2,305,000	2,325,720
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2037	615,000	615,674
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2042	710,000	685,949
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2049	355,000	321,037
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2028	705,000	718,506
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2030	140,000	142,612
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	435,000	405,839
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	2,170,000	1,935,074
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	1,205,000	1,221,342
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	55,000	56,176
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	180,000	184,764
West Shore Area Authority Series 2015A, 5% 7/1/2030	95,000	95,020
West Shore Area Authority Series 2015A, 5% 7/1/2035	90,000	89,795
		86,383,381
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	1,205,000	1,170,062
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	885,000	864,091
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (g)	945,000	964,773
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	75,000	74,862
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	1,215,000	1,182,103
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 139 A, 4.25% 10/1/2052	500,000	506,993
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 10/1/2030 (g)	295,000	312,892
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2030 (g)	515,000	544,016
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5.75% 10/1/2053	10,680,000	11,307,012
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2021 135 A, 3% 10/1/2051	660,000	653,905
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 144A, 6% 10/1/2054	1,570,000	1,694,303
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 4.8% 10/1/2040	2,500,000	2,602,361
Philadelphia PA Auth Indl Mrf Series 2017 CLASS I, 5% 12/1/2037	410,000	418,701
Philadelphia PA Auth Indl Mrf Series CLASS III, 5.5% 12/1/2058 (Pre-refunded to 12/1/2026 at 100) (h)	105,000	107,578
		22,403,652
Industrial Development - 0.0%
Allentown Neighborhood Improvement Zone Development Authority 6% 5/1/2042 (h)	250,000	261,774
Beaver Cnty PA Economic Dev Auth Rev Gen. Oblig. Series 2020, 4% 11/15/2035	485,000	492,450
Beaver Cnty PA Economic Dev Auth Rev Gen. Oblig. Series 2020, 4% 11/15/2036	180,000	181,884
Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Series 2023 A, 4.1% tender 4/1/2053 (c)	1,475,000	1,513,526
		2,449,634
Lease Revenue - 0.0%
Philadelphia Housing Authority Series 2025A, 5.25% 3/1/2045	2,000,000	2,092,601
Other - 0.3%
Adams County General Authority Series 2024A, 5% 6/1/2059	550,000	518,590
Allentown Commercial and Industrial Development Authority 5% 7/1/2059 (h)	355,000	330,973
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2025, 5.25% 6/1/2055	330,000	332,596
Cumberland Cnty PA Mun Auth Rv 4% 1/1/2033	115,000	113,325
Cumberland Cnty PA Mun Auth Rv 5% 1/1/2038	835,000	835,259
Erie PA Higher Ed Bldg Auth Rev 5% 5/1/2048	500,000	476,503
Interboro Sch Dist PA Delaware Cnty Series 2024, 5.5% 8/15/2063	200,000	214,329
Lehigh Cnty PA Gen Purp Auth Revs Series 2024, 5.25% 2/1/2049	565,000	570,059
Maxatawny Twp PA Mun Auth Rev 4.5% 1/1/2045	545,000	502,762
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2039	60,000	61,432
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2040	205,000	208,917
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2041	150,000	151,628
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2042	155,000	155,552
Montgomery Cnty PA Ida Rev 5% 11/15/2055	1,000,000	971,427
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 6/30/2048 (g)	13,590,000	14,220,763
Pennsylvania Econ Dev Fing Auth Private Activity Rev 6% 6/30/2061 (g)	4,925,000	5,223,689
Pennsylvania Econ Dev Sld Wst Series 2025, 5.45% tender 1/1/2051 (c)(g)(h)	2,280,000	2,435,716
Pennsylvania Higher Educational Facilities Authority Series 2024B 2, 5.5% 11/1/2054	1,000,000	1,063,623
Pennsylvania Hsg Fin Agy Multifamily Hsg Rev Series 2023A, 5.55% 11/1/2042	648,403	728,466
Philadelphia PA Auth For Indl Dev Revs 5% 3/15/2045 (f)(h)(i)	93,049	18,610
Philadelphia PA Auth For Indl Dev Revs 5% 3/15/2045 (Pre-refunded to 3/15/2028 at 100) (h)	25,000	26,317
Philadelphia PA Auth For Indl Dev Univ Rev 5.5% 11/1/2060	1,915,000	2,003,053
Philadelphia PA Auth For Indl Dev Univ Rev Series 2025, 5.125% 9/1/2045	500,000	510,455
South Western Sch Dist PA York Cnty Series 2022, 4.25% 11/15/2049	3,000,000	2,889,759
		34,563,803
Pooled Loans - 0.0%
Delaware Valley Regl Fin Auth PA Local Gov Rev 3 month U.S. LIBOR + 0.75%, 3.72% 6/1/2037 (c)(e)	1,560,000	1,463,248
Resource Recovery - 0.0%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (c)(g)	990,000	1,000,818
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2009, 0.95% tender 12/1/2033 (c)	250,000	242,971
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (c)(g)	5,000,000	5,004,711
		6,248,500
Special Tax - 0.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2027 (h)	685,000	695,581
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2032 (h)	490,000	498,358
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2042 (h)	1,765,000	1,772,207
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5% 5/1/2042 (h)	1,350,000	1,359,227
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.125% 5/1/2032 (h)	350,000	357,514
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.375% 5/1/2042 (h)	1,660,000	1,679,360
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2028	25,000	25,939
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2030	25,000	26,651
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2042	2,420,000	2,500,901
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5.25% 5/1/2042 (h)	1,900,000	1,940,795
Allentown Neighborhood Improvement Zone Development Authority Series 2024, 5% 5/1/2042 (h)	2,120,000	2,170,590
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2035 (l)	320,000	227,945
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2036 (l)	340,000	230,176
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2038 (l)	335,000	203,611
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2039 (l)	370,000	213,046
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2040 (l)	355,000	190,559
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2041 (l)	340,000	171,822
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2043 (l)	310,000	137,990
Pennsylvania Economic Development Fing Parking System Rev Series 2013B 2, 0% 1/1/2042 (l)	325,000	154,111
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2037 (l)	325,000	208,385
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2046 (l)	745,000	287,428
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2047 (l)	775,000	283,654
Pennsylvania Economic Development Fing Parking System Rev Series B 3, 0% 1/1/2049 (l)	1,555,000	324,165
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2018A, 5.25% 12/1/2044	1,990,000	2,058,293
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	65,000	67,072
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	30,000	30,838
Scranton PA Redev Auth Gtd Lease Rev Series A, 5% 11/15/2028	155,000	155,080
Washington Cnty PA Redev Auth Rev Series 2018, 5% 7/1/2035	15,000	15,069
		17,986,367
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (g)	1,000,000	864,795
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (g)	3,980,000	3,986,967
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	830,000	848,273
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	700,000	710,329
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2048 (Assured Guaranty Inc Insured) (g)	5,815,000	6,131,157
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (g)	11,325,000	11,837,748
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2050 (Assured Guaranty Inc Insured) (g)	2,545,000	2,695,908
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2055 (g)	2,060,000	2,171,323
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (g)	355,000	342,722
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2038 (g)	4,365,000	4,381,261
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (g)	4,770,000	4,851,563
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (g)	14,250,000	14,483,268
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 12/31/2062 (Assured Guaranty Inc Insured) (g)	5,000,000	5,309,021
Pennsylvania Turnpike Commission 4% 12/1/2050	500,000	463,680
Pennsylvania Turnpike Commission 4% 12/1/2051	725,000	663,682
Pennsylvania Turnpike Commission 5% 12/1/2027	530,000	555,232
Pennsylvania Turnpike Commission 5% 12/1/2028	510,000	546,159
Pennsylvania Turnpike Commission 5% 12/1/2045	3,500,000	3,774,157
Pennsylvania Turnpike Commission 5% 12/1/2047	2,005,000	2,145,550
Pennsylvania Turnpike Commission 5.25% 12/1/2052	925,000	979,040
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2025 B, 5% 12/1/2053	5,100,000	5,343,273
Pennsylvania Turnpike Commission Series 2017 A, 5.5% 12/1/2046	3,350,000	3,394,634
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2041	690,000	707,480
Pennsylvania Turnpike Commission Series 2018 A 2, 5% 12/1/2048	2,590,000	2,649,474
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,775,000	1,644,880
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	1,095,000	1,183,933
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2045	4,015,000	4,198,773
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	320,000	298,158
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,420,000	1,291,001
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2046	950,000	902,480
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2042	600,000	613,606
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2047	960,000	975,474
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	2,935,000	2,979,386
Philadelphia PA Airport Rev 5% 7/1/2026 (g)	365,000	369,172
Philadelphia PA Airport Rev 5% 7/1/2026	120,000	121,637
Philadelphia PA Airport Rev 5% 7/1/2027 (g)	305,000	314,011
Philadelphia PA Airport Rev 5% 7/1/2027	100,000	103,709
Philadelphia PA Airport Rev 5% 7/1/2028 (g)	365,000	376,194
Philadelphia PA Airport Rev 5% 7/1/2028	30,000	31,066
Philadelphia PA Airport Rev 5% 7/1/2029 (g)	270,000	278,319
Philadelphia PA Airport Rev 5% 7/1/2029	30,000	31,038
Philadelphia PA Airport Rev 5% 7/1/2030	30,000	31,027
Philadelphia PA Airport Rev 5% 7/1/2031	35,000	36,167
Philadelphia PA Airport Rev 5% 7/1/2032 (g)	365,000	374,747
Philadelphia PA Airport Rev 5% 7/1/2032	30,000	30,975
Philadelphia PA Airport Rev 5% 7/1/2033 (g)	900,000	922,568
Philadelphia PA Airport Rev 5% 7/1/2033	35,000	36,096
Philadelphia PA Airport Rev 5% 7/1/2034 (g)	535,000	547,851
Philadelphia PA Airport Rev 5% 7/1/2042 (g)	2,385,000	2,404,950
Philadelphia PA Airport Rev 5% 7/1/2047 (g)	1,545,000	1,546,898
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (g)	4,065,000	4,111,458
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (g)	12,490,000	12,858,998
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (g)	1,325,000	1,390,351
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (g)	2,650,000	2,886,896
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (g)	1,425,000	1,545,780
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (g)	2,400,000	2,426,721
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (g)	1,610,000	1,771,017
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (g)	300,000	303,347
		128,775,380
Water & Sewer - 0.1%
Bucks Cnty PA Wtr & Swr Auth Swr Sys Rev 5.25% 12/1/2047 (Assured Guaranty Inc Insured)	465,000	495,165
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	120,000	124,071
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	190,000	201,235
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	120,000	127,160
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	55,000	57,659
Lehigh County Authority Series 2013B, 0% 12/1/2036 (l)	2,580,000	1,714,305
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2043	1,205,000	1,239,543
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2045	1,000,000	1,039,867
Philadelphia PA Wtr & Wastewtr Series 2022C, 5.5% 6/1/2047	2,985,000	3,214,438
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	480,000	507,523
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	30,000	31,079
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	110,000	125,503
Pittsburgh PA Wtr & Swr Auth Series 2023 A, 4.25% 9/1/2053 (Assured Guaranty Inc Insured)	740,000	706,838
		9,584,386
TOTAL PENNSYLVANIA		384,131,829
Puerto Rico - 2.3%
Education - 0.0%
Puerto Rico Indl Tourist Edl Med & Envir Fing Auth (University of Puerto Rico Rev Proj.) 5% 7/1/2033 (National Public Finance Guarantee Corporation Insured)	435,000	435,114
Electric Utilities - 0.2%
Puerto Rico Elec Pwr Auth Pwr 4.25% 7/1/2027 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	295,000	292,147
Puerto Rico Elec Pwr Auth Pwr 4.75% 7/1/2026 (f)	60,000	39,900
Puerto Rico Elec Pwr Auth Pwr 5% (f)	1,170,000	778,050
Puerto Rico Elec Pwr Auth Pwr 5% (f)	850,000	565,250
Puerto Rico Elec Pwr Auth Pwr 5% (f)	595,000	395,675
Puerto Rico Elec Pwr Auth Pwr 5% (f)	350,000	232,750
Puerto Rico Elec Pwr Auth Pwr 5% (f)	155,000	103,075
Puerto Rico Elec Pwr Auth Pwr 5% (f)	65,000	43,225
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2025 (f)	195,000	129,675
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2026 (f)	240,000	159,600
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2027 (f)	670,000	445,550
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2028 (f)	425,000	282,625
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2028 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	90,000	90,003
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2029 (f)	2,530,000	1,682,451
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2032 (f)	1,045,000	694,925
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2037 (f)	1,320,000	877,800
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2042 (f)	1,385,000	921,025
Puerto Rico Elec Pwr Auth Pwr 5.05% 7/1/2042 (f)	60,000	39,900
Puerto Rico Elec Pwr Auth Pwr 5.25% (f)	700,000	465,500
Puerto Rico Elec Pwr Auth Pwr 5.25% (f)	475,000	315,875
Puerto Rico Elec Pwr Auth Pwr 5.25% (f)	80,000	53,200
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2025 (f)	15,000	9,975
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2026 (f)	680,000	452,200
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2026 (f)	280,000	186,200
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2027 (f)	1,230,000	817,950
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2027 (f)	205,000	136,325
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2027 (f)	55,000	36,575
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2028 (f)	545,000	362,425
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2029 (f)	705,000	468,825
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2033 (f)	1,165,000	774,725
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2035 (f)	640,000	425,600
Puerto Rico Elec Pwr Auth Pwr 5.25% 7/1/2040 (f)	1,745,000	1,160,425
Puerto Rico Elec Pwr Auth Pwr 5.5% (f)	130,000	86,450
Puerto Rico Elec Pwr Auth Pwr 5.5% 7/1/2038 (f)	1,250,000	831,250
Puerto Rico Elec Pwr Auth Pwr 5.75% 7/1/2036 (f)	355,000	236,075
Puerto Rico Elec Pwr Auth Pwr CME Term SOFR 3 month Index + 0.52%, 3.359% 7/1/2029 (Assured Guaranty Inc Insured) (c)(e)	335,000	324,033
Puerto Rico Elec Pwr Auth Pwr Rev 4.75% 7/1/2033	155,000	151,650
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2026	495,000	495,561
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2029	625,000	629,861
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2030	655,000	661,384
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2034	95,000	96,079
Puerto Rico Elec Pwr Auth Pwr Rev Series 2013A, 7.25% 7/1/2030 (f)	1,000,000	665,000
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 6.75% 7/1/2036 (f)	2,305,000	1,532,825
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 7% 7/1/2043 (f)	250,000	166,250
Puerto Rico Elec Pwr Auth Pwr Series BBB, 5.4% 7/1/2028 (f)	250,000	166,250
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% (f)	115,000	76,475
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% 7/1/2027 (f)	50,000	33,250
Puerto Rico Elec Pwr Auth Pwr Series EEE, 5.95% 7/1/2030 (f)	950,000	631,750
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.05% 7/1/2032 (f)	300,000	199,500
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.25% 7/1/2040 (f)	250,000	166,250
Puerto Rico Elec Pwr Auth Pwr Series SS, 4.375% 7/1/2030 (Assured Guaranty Inc Insured)	95,000	93,130
Puerto Rico Elec Pwr Auth Pwr Series TT, 5% 7/1/2026	5,000	4,996
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 3.7% (f)	35,000	23,275
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 4.75% 7/1/2027 (f)	50,000	33,250
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 5% 7/1/2028 (f)	50,000	33,250
		20,777,220
General Obligations - 0.6%
Puerto Rico Comwlth 0% 11/1/2051 (c)	14,363,579	8,366,785
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (l)	10,530,725	7,579,898
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	10,485,896	10,470,656
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	7,364,757	7,308,397
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	10,479,211	10,063,003
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2041	6,128,018	5,659,109
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2046	7,016,858	6,233,683
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	4,483,652	4,585,892
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	6,265,770	6,649,841
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	5,593,928	6,158,346
		73,075,610
Other - 0.0%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (c)	21,039,376	13,465,201
Puerto Rico Elec Pwr Auth Pwr 6.125% 7/1/2040 (f)	1,600,000	1,064,000
		14,529,201
Special Tax - 1.0%
Gdb Debt Recovery Auth of Comwlth Puerto Rico 7.5% 8/20/2040	9,975,410	9,700,528
Puerto Rico Comwlth 0% 11/1/2051 (c)	17,846,192	11,644,640
Puerto Rico Comwlth 0% 11/1/2051 (c)	1,742,207	840,615
Puerto Rico Comwlth 0% 11/1/2051 (c)	1,250,000	334,375
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2027 (l)	2,169,000	2,055,711
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2033 (l)	7,395,000	5,602,799
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (l)	37,410,000	12,691,335
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2051 (l)	41,325,000	10,246,137
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.5% 7/1/2034	84,000	84,022
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	3,123,000	3,110,149
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.75% 7/1/2053	34,700,000	32,958,932
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	18,590,000	18,080,894
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	11,306,000	11,007,686
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	2,334,000	2,272,416
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.536% 7/1/2053	448,000	407,693
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.784% 7/1/2058	6,794,000	6,398,377
		127,436,309
Tobacco Bonds - 0.0%
Children's Trust Fund Tobacco Settlement 0% 5/15/2050 (l)	2,100,000	432,157
Children's Trust Fund Tobacco Settlement 0% 5/15/2057 (l)	1,400,000	42,192
Children's Trust Fund Tobacco Settlement 5.625% 5/15/2043	1,330,000	1,351,918
		1,826,267
Water & Sewer - 0.5%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (h)	5,880,000	6,086,320
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2047 (h)	20,090,000	19,748,442
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (h)	760,000	793,761
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (h)	5,250,000	4,810,046
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2047 (h)	3,885,000	3,315,503
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2029 (h)	1,560,000	1,612,716
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (h)	935,000	976,535
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (h)	7,465,000	7,721,291
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021C, 3.5% 7/1/2026 (h)	425,000	416,665
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (h)	8,780,000	8,044,229
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2047 (h)	780,000	665,661
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (h)	775,000	793,413
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2029 (h)	540,000	558,248
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2033 (h)	4,360,000	4,572,822
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (h)	9,555,000	9,934,058
		70,049,710
TOTAL PUERTO RICO		308,129,431
Rhode Island - 0.2%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,093,360
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,870,000	2,994,314
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,295,000	3,398,321
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2021 B, 4% 11/1/2037	140,000	141,990
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2021 B, 4% 11/1/2038	145,000	146,502
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2021 B, 4% 11/1/2039	180,000	181,126
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2021 B, 4% 11/1/2040	190,000	190,271
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev Series 2009B, 5.25% 9/15/2029 (Assured Guaranty Inc Insured)	195,000	195,440
Rhode Island St Student Ln 3.5% 12/1/2034 (g)	420,000	417,028
Rhode Island St Student Ln 4.125% 12/1/2041 (g)	960,000	944,862
Rhode Island St Student Ln 5% 12/1/2028 (g)	1,200,000	1,255,163
Rhode Island St Student Ln Series 2020 A, 3.625% 12/1/2037 (g)	810,000	798,266
Rhode Island St Student Ln Series 2021 A, 2.25% 12/1/2039 (g)	315,000	274,549
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (g)	185,000	193,504
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2029 (g)	145,000	153,000
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (g)	135,000	143,244
Rhode Island St Student Ln Series 2023 A, 4.125% 12/1/2042 (g)	1,515,000	1,487,745
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (g)	2,355,000	2,498,805
Rhode Island St Student Ln Series 2024 A, 4.125% 12/1/2043 (g)	1,775,000	1,729,170
Rhode Island St Student Ln Series 2024B, 4.125% 12/1/2043 (g)	885,000	857,243
		19,093,903
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2043 (Assured Guaranty Inc Insured)	380,000	409,850
Rhode Island Health and Educational Building Corp 4.125% 5/15/2054	1,100,000	1,050,436
		1,460,286
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	270,000	271,012
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	705,000	706,266
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2034	385,000	386,657
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	965,000	966,692
		2,330,627
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	210,000	209,176
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	955,000	943,613
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	110,000	110,378
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 77 A, 4.25% 4/1/2051	1,780,000	1,804,922
		3,068,089
Other - 0.0%
Rhode Island Health & Edl Bldg Corp Rev Series 2025 B, 5.625% 7/1/2065 (Assured Guaranty Inc Insured)	700,000	721,580
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	500,000	505,233
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2055 (Assured Guaranty Inc Insured)	3,945,000	3,971,250
		5,198,063
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI 0% 6/1/2052 (l)	3,300,000	482,284
TOTAL RHODE ISLAND		31,633,252
South Carolina - 0.8%
Education - 0.0%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	200,000	186,525
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2021 A, 4% 6/1/2036 (h)	100,000	87,021
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2025 A, 7.25% 8/15/2065 (h)	1,200,000	1,191,975
South Carolina Student Ln Corp Rev Series 2020A, 2.641% 12/1/2026	1,705,000	1,678,523
South Carolina Student Ln Corp Rev Series 2020A, 2.771% 12/1/2027	790,000	767,924
South Carolina Student Ln Corp Rev Series 2020A, 2.923% 12/1/2028	585,000	562,787
South Carolina Student Ln Corp Rev Series 2020A, 2.993% 12/1/2029	380,000	361,269
South Carolina Student Ln Corp Rev Series 2020A, 3.043% 12/1/2030	120,000	112,660
South Carolina Student Ln Corp Rev Series 2020A, 3.593% 12/1/2039	330,000	320,745
		5,269,429
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 4% 12/1/2029	66,000	68,745
South Carolina St Svc Auth Rev 4% 12/1/2046	250,000	238,953
South Carolina St Svc Auth Rev 4% 12/1/2047	315,000	299,151
South Carolina St Svc Auth Rev 4% 12/1/2048	250,000	236,188
South Carolina St Svc Auth Rev 4% 12/1/2054	250,000	230,914
South Carolina St Svc Auth Rev 5% 12/1/2036	2,250,000	2,475,593
South Carolina St Svc Auth Rev 5% 12/1/2052 (Assured Guaranty Inc Insured)	2,800,000	2,877,763
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	500,000	528,632
South Carolina St Svc Auth Rev 5.5% 12/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,368,540
South Carolina St Svc Auth Rev Series 2015 E, 5.25% 12/1/2055	745,000	745,250
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	365,000	368,902
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,148
South Carolina St Svc Auth Rev Series 2021A, 4% 12/1/2036	2,000,000	2,034,722
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	1,000,000	1,039,905
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2055 (Build America Mutual Assurance Co Insured)	250,000	230,595
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	3,480,000	3,852,607
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,090,000	1,152,520
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,505,000	1,615,093
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	375,000	357,629
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,787,986
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	555,000	580,272
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,020,000	6,327,270
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	135,000	137,858
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	205,000	208,683
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	305,000	310,135
		31,089,054
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (c)	1,005,000	1,095,220
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (c)	4,725,000	5,124,639
Patriots Energy Group Financing Agency Series SUB 2023 B 3, U.S. SOFR Index x 0%, 4.553% 2/1/2054 (c)(e)	1,500,000	1,562,669
		7,782,528
Health Care - 0.2%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	155,000	158,317
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2017, 5% 11/1/2028	135,000	140,355
Medical University Hospital Authority Series 2025, 5.25% 11/15/2050 (k)	360,000	371,956
Medical University Hospital Authority Series 2025, 5.25% 11/15/2054 (k)	1,795,000	1,841,814
South Carolina Jobs Econ Dev Series 2017, 5.25% 11/15/2047	350,000	344,463
South Carolina Jobs Econ Dev Series CR 086, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100) (c)(h)	3,000,000	3,042,454
South Carolina Jobs Eda Hlth 5.5% 12/1/2045	570,000	575,060
South Carolina Jobs Eda Hlth 5.75% 12/1/2060	1,300,000	1,292,390
South Carolina Jobs Eda Hosp (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2044	1,310,000	1,226,924
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	810,000	862,069
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev Series 2024 A, 4% 11/1/2042	1,675,000	1,639,398
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2018 A, 5% 5/1/2048	1,425,000	1,438,212
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5.25% 2/1/2053	750,000	792,870
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018 A, 5% 5/1/2035	640,000	667,294
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018B, 2.85% 5/1/2048, LOC TD Bank NA VRDN (c)	700,000	700,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	240,000	254,744
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	965,000	1,021,916
South Carolina Jobs-Economic Dev Auth Hosp Rev Series 2016, 5.25% 7/1/2047	4,095,000	4,010,402
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2047	555,000	525,618
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2052	305,000	282,193
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2018A, 5% 4/1/2048	210,000	197,774
South Carolina Jobs-Economoc Dev Auth Retirement Cmnty Rev Series 2018 C, 5% 11/15/2047	570,000	565,232
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	1,975,000	1,801,752
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	985,000	995,305
Spartanburg Cnty SC Regl Health Svcs Hosp Rev Series 2020 A, 4% 4/15/2045 (Assured Guaranty Inc Insured)	230,000	219,881
		24,968,393
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	235,000	236,536
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022 B, 5% 1/1/2052	2,520,000	2,617,460
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	15,000	15,941
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	30,000	32,361
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	30,000	32,855
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	30,000	32,176
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	30,000	32,649
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	30,000	33,087
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	655,000	715,219
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025A, 6.5% 7/1/2055	1,235,000	1,401,285
South Carolina Hsg Fin Dev Aut 6.5% 7/1/2055	1,000,000	1,140,213
		6,289,782
Other - 0.0%
County of Horry SC Hospitality Fee & Local Accommodations Fee Revenue Series 2022, 4.5% 9/1/2052	3,500,000	3,501,095
South Carolina Jobs Econ Dev 4% tender 3/1/2062 (c)	410,000	418,105
South Carolina Jobs Econ Dev 5.375% 4/1/2056 (k)	215,000	215,080
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.5% 10/1/2045	230,000	231,183
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.625% 10/1/2060	575,000	565,953
		4,931,416
Special Tax - 0.0%
City of North Charleston SC Series 2017 A, 5% 10/1/2040	825,000	831,639
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2041 (g)	1,000,000	1,086,439
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2042 (g)	1,400,000	1,505,542
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2043 (g)	1,400,000	1,491,935
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (g)	3,465,000	3,623,933
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2032 (l)	4,475,728	3,189,851
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2042 (l)	6,087,835	2,120,949
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 7/22/2051 (l)	14,525,889	2,317,466
South Carolina St Ports Auth Series 2018, 5% 7/1/2037 (g)	180,000	185,742
South Carolina St Ports Auth Series 2018, 5% 7/1/2038 (g)	385,000	396,259
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (g)	965,000	977,324
South Carolina St Ports Auth Series 2018, 5% 7/1/2048 (g)	665,000	670,008
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2035 (g)	725,000	732,033
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2037 (g)	1,125,000	1,130,849
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2039 (g)	1,115,000	1,116,012
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2044 (g)	1,705,000	1,732,199
		22,276,541
TOTAL SOUTH CAROLINA		103,438,782
South Dakota - 0.1%
Health Care - 0.1%
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2028	200,000	200,076
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2030	215,000	215,295
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2032	195,000	195,207
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2042	280,000	261,722
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	35,000	35,440
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	35,000	36,240
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	70,000	72,445
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	45,000	46,543
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	80,000	82,780
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	40,000	41,101
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2017, 5% 9/1/2040	670,000	680,839
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,465,000	1,178,488
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (c)	2,450,000	2,716,340
South Dakota St Hlth & Edl Fac Series 2024A, 4.25% 7/1/2049	4,400,000	4,270,617
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	4,250,000	4,494,157
		14,527,290
Housing - 0.0%
South Dakota Housing Development Authority Series 2022 B, 3% 11/1/2052	685,000	673,301
South Dakota Hsg Dev Aut Series 2024C, 6.25% 11/1/2055	980,000	1,097,110
South Dakota Hsg Dev Aut Series 2025 C, 6.25% 11/1/2056	500,000	555,549
		2,325,960
Water & Sewer - 0.0%
South Dakota Conservan Dist Rv Series 2025A, 5% 8/1/2055	1,500,000	1,584,605
TOTAL SOUTH DAKOTA		18,437,855
Tennessee - 1.0%
Education - 0.1%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	450,000	462,296
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2054 (Build America Mutual Assurance Co Insured)	1,200,000	1,235,840
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2059 (Build America Mutual Assurance Co Insured)	1,540,000	1,579,062
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.25% 7/1/2064 (Build America Mutual Assurance Co Insured)	500,000	514,700
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2064 (Build America Mutual Assurance Co Insured)	895,000	911,783
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,865,000	1,805,189
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2035	1,000,000	1,112,869
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2036	1,055,000	1,164,921
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2041	1,000,000	1,061,659
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2042	1,315,000	1,384,274
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2053	1,000,000	1,034,911
		12,267,504
Electric Utilities - 0.1%
Clarksville TN Wtr Swr and Gas Rev Series 2021 A, 4% 2/1/2051	4,000,000	3,726,944
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2042	2,240,000	2,451,696
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,340,000	1,453,371
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	5,900,000	6,367,180
Tennergy Corp Tenn Gas Revenue 5.5% tender 10/1/2053 (c)	5,150,000	5,576,153
		19,575,344
General Obligations - 0.4%
Coffee Cnty Tenn Gen. Oblig. Series 2021 C, 3% 6/1/2044	1,240,000	975,141
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (l)	120,000	93,400
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2033 (l)	170,000	126,259
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2037 (l)	150,000	90,595
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2038 (l)	125,000	71,260
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (c)	4,260,000	4,499,954
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	525,000	565,851
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	5,000,000	5,172,626
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	1,695,000	1,715,764
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	22,725,000	24,699,622
		38,010,472
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,680,000	1,518,707
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	50,000	52,062
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	710,000	716,738
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2036	960,000	993,409
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	40,000	40,758
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	25,000	25,800
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	1,375,000	1,398,837
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev Series 2016 A, 5% 1/1/2042	1,495,000	1,509,464
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2020 A, 5% 9/1/2030	1,230,000	1,273,750
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2030	165,000	167,694
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2036	595,000	600,568
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2020 A, 5% 9/1/2040	3,525,000	3,579,142
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	460,000	462,836
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5% 12/1/2034	70,000	69,941
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2044	165,000	151,834
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2049	470,000	414,835
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	70,000	71,861
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	70,000	71,583
		13,119,819
Housing - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev Series 2015, 5% 10/1/2035	535,000	535,192
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,180,000	1,164,753
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	585,000	574,958
Tennessee Housing Development Agency Series 2018 1, 4% 1/1/2043	140,000	140,248
Tennessee Housing Development Agency Series 2018 3, 4.25% 7/1/2049	135,000	135,673
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	190,000	164,423
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	230,000	183,799
Tennessee Housing Development Agency Series 2019 1, 3.75% 7/1/2039	180,000	178,560
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	440,000	384,080
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	315,000	314,734
		3,776,420
Industrial Development - 0.0%
Industrial Development Board of The City of Kingsport Tennessee/The Series 2024, 5.25% tender 12/1/2054 (c)(g)(h)	1,150,000	1,131,407
Lease Revenue - 0.0%
Tennessee St Gen. Oblig. Series 2023 A, 5% 5/1/2042	1,245,000	1,353,436
Other - 0.0%
Cleveland Tenn Health & Edl Facs Brd Multifamily Hsg Rev Series 2024, 4.2% 5/1/2040	623,000	622,762
Metro Gov Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multifamily Tax Series 2022 A FN, 4.75% 2/1/2048	2,287,883	2,292,129
Rutherford Cnty TN Gen. Oblig. 1.875% 4/1/2039	750,000	571,723
Shelby County Health & Educational Facilities Board Series 2024 A 1, 5% 6/1/2044 (h)	400,000	391,893
		3,878,507
Special Tax - 0.1%
Hamilton County & Chattanooga Sports Authority Series 2024A, 6% 12/1/2055	645,000	733,160
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	3,050,000	3,192,282
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,750,000	1,825,581
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	1,205,000	1,258,727
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,395,000	1,453,337
		8,463,087
Transportation - 0.2%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (g)	565,000	576,096
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2035 (g)	825,000	887,521
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2036 (g)	870,000	930,883
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2037 (g)	910,000	968,281
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2038 (g)	960,000	1,016,177
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2039 (g)	1,005,000	1,059,038
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2040 (g)	415,000	433,923
Metro Nashville Arpt Auth Rev 5.5% 7/1/2037 (g)	1,500,000	1,675,130
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (g)	1,000,000	1,086,190
Metro Nashville Arpt Auth Rev 5.5% 7/1/2052 (g)	5,235,000	5,490,788
Metro Nashville Arpt Auth Rev Series 2019 B, 4% 7/1/2049 (g)	2,500,000	2,240,015
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (g)	435,000	447,511
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2035 (g)	360,000	381,677
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (g)	2,325,000	2,431,774
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (g)	885,000	898,798
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (g)	2,355,000	2,375,079
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	1,285,000	1,216,021
		24,114,902
Water & Sewer - 0.0%
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	500,000	425,333
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2046	650,000	494,583
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2017 B, 5% 7/1/2046	950,000	962,888
		1,882,804
TOTAL TENNESSEE		127,573,702
Texas - 5.6%
Education - 0.5%
Arlington Higher Education Finance Corp (Riverwalk Ed Fndtion Inc Proj.) 5% 8/15/2047 (Permanent Sch Fund of Texas Guaranteed)	785,000	814,330
Arlington Higher Education Finance Corp 4% 8/15/2041	2,400,000	2,403,721
Arlington Higher Education Finance Corp 5% 8/15/2048	1,000,000	907,312
Arlington Higher Education Finance Corp Series 2017 A, 5% 12/1/2047	565,000	570,680
Arlington Higher Education Finance Corp Series 2020 A, 3% 8/15/2050	2,000,000	1,487,559
Arlington Tex Higher Ed Fin Corp Ed Rev 4.25% 8/15/2047	1,730,000	1,681,954
Arlington Tex Higher Ed Fin Corp Ed Rev 5.625% 6/15/2045 (h)	800,000	813,507
Arlington Tex Higher Ed Fin Corp Ed Rev 5.75% 6/15/2055 (h)	970,000	979,647
Arlington Tex Higher Ed Fin Corp Ed Rev 5.875% 6/15/2065 (h)	2,050,000	2,075,356
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2023, 5% 8/15/2048	2,700,000	2,821,047
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 4.875% 6/15/2059 (h)	1,280,000	1,145,448
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 5% 6/15/2064 (h)	595,000	534,477
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024A, 5% 8/15/2049	1,000,000	975,825
Board of Regents of the University of Texas System 5% 8/15/2042	1,800,000	1,989,892
Board of Regents of the University of Texas System Series 2019 B, 5% 8/15/2049	1,355,000	1,525,866
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	2,000,000	1,678,954
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	2,120,000	2,396,866
Board of Regents of the University of Texas System Series 2024B, 4% 8/15/2054	4,000,000	3,690,496
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1A, 2.35% 4/1/2040 (g)	10,000	9,933
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1B, 3% 4/1/2040 (g)	190,000	156,817
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2021 1A, 3.414% 4/1/2040	10,000	9,957
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2023 1A, 5.125% 4/1/2043 (g)	2,130,000	2,234,314
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2024 1A, 4% 4/1/2045 (g)	1,300,000	1,193,058
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2022A, 4% 8/15/2047	250,000	225,182
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,375,000	2,550,134
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	870,000	911,135
Clifton Higher Education Finance Corp Series 2022, 4.25% 8/15/2052	750,000	707,141
Clifton Higher Education Finance Corp Series 2024 A, 5.75% 6/15/2044 (h)	575,000	545,032
Clifton Higher Education Finance Corp Series 2024A, 4.125% 8/15/2049	200,000	190,684
Clifton Higher Education Finance Corp Series 2024A, 4.25% 8/15/2053	1,200,000	1,135,572
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2038	4,000,000	4,411,033
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2055	1,835,000	1,892,151
Danbury Tex Higher Ed Auth Inc Ed Rev Series 2019 A, 4% 8/15/2049	115,000	84,814
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	50,000	44,296
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	170,000	134,239
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	688,581
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	330,000	317,166
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2040 (h)	300,000	277,553
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2050 (h)	300,000	267,912
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2041 (h)	325,000	282,131
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2056 (h)	350,000	261,306
New Hope Cultural Ed Facs Fin Corp Tex Edl Fac Rev Series A 1, 5% 4/1/2046	1,325,000	1,325,610
New Hope Cultural Education Facilities Corp Series 2014A, 5% 4/1/2029	675,000	675,150
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	90,000	90,488
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	100,000	100,542
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	115,000	115,633
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2031	225,000	223,545
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2041	405,000	358,342
Newark Higher Ed Fin Corp Tex Rev Series 2022, 4% 6/15/2052	370,000	337,521
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) 5.5% 10/1/2046	355,000	355,254
San Antonio TX Ed Facs Corp Rv (Univ of The Incarnate Word Proj.) Series 2021 A, 4% 4/1/2051	250,000	198,455
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	55,000	56,856
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	40,000	41,319
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	150,000	153,250
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	120,000	122,347
Texas St Univ Sys Fing Rev 4% 3/15/2034	125,000	127,937
Texas St Univ Sys Fing Rev 4% 3/15/2035	110,000	112,296
Texas Technical College Sys Fing Rev 5.5% 8/1/2042 (Assured Guaranty Inc Insured)	1,655,000	1,818,409
Texas Technical College Sys Fing Rev 5.75% 8/1/2047 (Assured Guaranty Inc Insured)	580,000	630,637
Texas Technical College Sys Fing Rev 6% 8/1/2054 (Assured Guaranty Inc Insured)	555,000	607,415
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	365,000	366,345
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	255,000	262,172
University TX Perm Univ Fd Series 2022A, 4% 7/1/2042	1,300,000	1,288,174
Washington Cnty TX Jr College Dist Rev Series 2019, 3.25% 10/1/2040 (Build America Mutual Assurance Co Insured)	1,180,000	1,040,678
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	765,000	518,322
		57,949,775
Electric Utilities - 0.2%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2041 (k)	1,250,000	1,374,014
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2042 (k)	1,500,000	1,629,738
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2043 (k)	1,250,000	1,344,156
City of Greenville TX Electric System Revenue Series 2024, 5.25% 2/15/2049 (Build America Mutual Assurance Co Insured)	2,200,000	2,304,475
Garland Tex Elec Util Sys Rev 4% 3/1/2046	100,000	91,683
Garland Tex Elec Util Sys Rev 4% 3/1/2051	125,000	111,901
Garland Tex Elec Util Sys Rev Series 2023, 4.25% 3/1/2048 (Assured Guaranty Inc Insured)	1,655,000	1,585,566
Harris Cnty Houston Tex Sports Auth Rev Series SR LIEN 2001G, 0% 11/15/2041 (l)	1,000,000	410,995
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2031	195,000	203,302
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2033	1,940,000	2,014,841
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	890,000	899,487
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	1,060,000	1,096,242
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	145,000	152,806
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	250,000	262,269
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	120,000	125,347
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	95,000	96,829
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	110,000	111,305
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5.25% 5/15/2054 (Assured Guaranty Inc Insured)	2,530,000	2,661,223
Lower Colorado River Authority Series 2023, 5.5% 5/15/2048 (Assured Guaranty Inc Insured)	1,000,000	1,067,949
Lower Colorado River Authority Series 2025, 5% 5/15/2050	1,000,000	1,032,961
Lubbock TX Elec Lt & Pwr Sys Rev Series 2021, 4% 4/15/2046	1,350,000	1,260,929
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) Series 2001A, 2.6% 11/1/2029	1,205,000	1,163,177
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (c)	690,000	690,000
San Antonio TX Elec & Gas Rev 5% 2/1/2032	70,000	72,439
San Antonio TX Elec & Gas Rev 5% 2/1/2034	85,000	87,685
San Antonio TX Elec & Gas Rev 5.718% 2/1/2041	2,000,000	2,011,648
San Antonio TX Elec & Gas Rev Series 2024 B, 5% 2/1/2043	2,710,000	2,873,776
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2054	1,710,000	1,807,293
Texas Mun Gas Acquisition & Supply Corp II Gas Supply Rev Series 2012C, 3.528% 9/15/2027 (c)	4,090,000	4,092,107
Texas Mun Pwr Agy Rv Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	1,670,000	1,357,341
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	967,430
Texas Mun Pwr Agy Rv Series 2025, 5.5% 9/1/2050	790,000	847,377
		35,808,291
Escrowed/Pre-Refunded - 0.0%
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042 (Pre-refunded to 8/15/2026 at 100)	20,000	20,193
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052 (Pre-refunded to 2/15/2032 at 100)	50,000	53,947
Pearland Tex Indpt Sch Dist Series 2016, 5.25% 2/15/2032 (Pre-refunded to 2/15/2026 at 100)	135,000	135,684
		209,824
General Obligations - 1.4%
Aldine TX Indpt Sch Dist Series 2024, 4% 2/15/2054	1,325,000	1,218,850
Anna Tex Indpt Sch Dist Series 2023, 4.125% 2/15/2053	205,000	194,402
Austin TX Cmnty College Dist Gen. Oblig. 5.25% 8/1/2053	4,000,000	4,237,419
Belton TX Isd Series 2022, 4% 2/15/2052	605,000	562,703
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	625,000	543,728
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2041	1,400,000	1,501,676
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2042	1,000,000	1,067,055
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2048	1,000,000	1,044,117
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	2,200,000	2,202,639
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2041	1,600,000	1,387,678
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	1,100,000	822,878
Brock TX Indpt Sch Dist Series 2023, 4% 8/15/2048	2,025,000	1,909,585
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	525,000	464,700
Caney Creek Tex Mun Util Distutil Sys Rev Gen. Oblig. 2.75% 3/1/2042	705,000	526,930
Cedar Park TX Gen. Oblig. 1.125% 2/15/2032	1,570,000	1,340,393
Celina Tex Gen. Oblig. Series 2021, 1.75% 9/1/2035	3,340,000	2,745,943
Chambers Cnty TX Justice Ctr Pub Facs Corp Lease Rev Series 2024, 5.5% 6/1/2055	3,020,000	3,207,412
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,000,000	840,029
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,020,000	806,959
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	475,000	453,335
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,840,000	1,724,152
Comal Tex Indpt Sch Dist Series 2022, 3% 2/1/2040	2,500,000	2,256,459
Conroe TX Isd Series 2022, 3% 2/15/2041	5,000,000	4,442,522
Crowley Independent School District Series 2023, 5.25% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	3,505,000	3,700,293
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2050	595,000	443,512
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	5,640,000	6,202,671
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,205,000	1,320,582
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,145,000	1,254,826
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,705,000	1,915,976
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2042	1,595,000	1,746,152
Denton Independent School District Series 2020, 1.8% 8/15/2037	1,250,000	974,669
Denton Independent School District Series 2023, 5% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,250,000	5,499,397
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	2,215,000	1,857,201
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2026	135,000	136,152
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2027	210,000	214,134
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2028	225,000	231,998
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2029	145,000	150,912
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2030	170,000	178,824
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2031	230,000	241,087
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	920,000	935,417
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042	1,870,000	1,845,227
Forney TX Indpt Sch Dis Series 2019, 5% 2/15/2049	395,000	398,412
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (c)	1,180,000	1,156,558
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	2,500,000	2,545,359
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	365,000	344,066
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2038	1,475,000	1,149,485
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2041	1,000,000	702,625
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052	1,030,000	954,984
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2040 (Build America Mutual Assurance Co Insured)	1,285,000	1,038,287
Harris Cnty Tex Mun Util Distno 171 Contract Rev Gen. Oblig. Series 2025, 4.125% 12/1/2052 (Assured Guaranty Inc Insured)	1,500,000	1,366,863
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	1,200,000	1,278,402
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	1,200,000	1,304,631
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (l)	605,000	557,311
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2046 (Assured Guaranty Inc Insured)	530,000	396,278
Harris County Hospital District Gen. Oblig. 5.5% 2/15/2050	1,500,000	1,636,118
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	225,000	175,491
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,429,129
Hidalgo Cnty Tex Gen. Oblig. Series 2018 A, 4% 8/15/2043	1,250,000	1,229,793
Houston TX Gen. Oblig. 4.125% 3/1/2051	1,500,000	1,406,839
Houston TX Gen. Oblig. 5% 3/1/2032	240,000	246,710
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,311,622
Joshua Tex Indpt Sch Dist Series 2024, 4% 8/15/2049	1,800,000	1,688,412
Judson TX Indpt Sch Dist Series 2024, 4% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,375,440
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,198,144
Katy TX Ind Sch Dist Series 2025, 5.3% 2/15/2054	2,000,000	2,158,147
Lamar TX Isd Series 2023, 4% 2/15/2048	2,095,000	1,965,843
Lamar TX Isd Series 2023, 4% 2/15/2053	1,465,000	1,352,409
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,500,000	1,609,031
Leander Independent School District Series 2025 A, 0% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed) (l)	1,000,000	782,555
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (l)	1,145,000	823,436
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,833,428
Longview Tex Indpt Sch Dist Series 2024, 4% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,809,940
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,390,000	1,112,922
Mansfield TX Gen. Oblig. 2.375% 2/15/2037	1,450,000	1,274,460
Mansfield TX Indpt Sch Dist Series 2024, 4% 2/15/2049	1,800,000	1,711,014
Mckinney Tex Gen. Oblig. 2.5% 8/15/2036	2,130,000	1,920,440
Medina Valley Tex Indpt Sch Dist Series 2023, 4% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	7,000,000	6,397,833
Midland TX Indpt Sch Dist Series 2024, 5% 2/15/2047	1,250,000	1,310,529
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	4,492,107
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2048	1,000,000	1,052,392
Northside TX Indpt Sch Dist Series 2018, 3.35% 8/15/2036	1,340,000	1,336,287
Northside TX Indpt Sch Dist Series 2018, 3.45% 8/15/2037	750,000	744,835
Pampa TX Indpt Sch Dist Series 2024, 4.125% 8/15/2058	590,000	552,807
Pasadena TX Indpt Sch Dist Series 2015B, 3.23% tender 2/15/2044 (Permanent Sch Fund of Texas Guaranteed) (c)	2,525,000	2,533,494
Pearland Tex Indpt Sch Dist Series 2016, 5.25% 2/15/2032	665,000	668,368
Pflugerville TX Gen. Oblig. Series 2017, 4% 8/1/2042	1,000,000	988,540
Plano Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,284,751
Rockwall TX Indpt Sch Dist Series 2023, 4% 2/15/2053	590,000	541,834
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2052 (Permanent Sch Fund of Texas Guaranteed)	1,285,000	1,330,658
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	3,000,000	2,093,545
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2053	250,000	259,370
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,394,772
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 4.25% 8/15/2053	1,160,000	1,105,476
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 6.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	3,575,000	3,640,727
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (c)	1,500,000	1,606,400
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (c)	7,670,000	8,710,765
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2025 (Macquarie Group Ltd Guaranteed)	595,000	595,432
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2026 (Macquarie Group Ltd Guaranteed)	1,155,000	1,176,747
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2028 (Macquarie Group Ltd Guaranteed)	250,000	261,558
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2031 (Macquarie Group Ltd Guaranteed)	815,000	880,620
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2032 (Macquarie Group Ltd Guaranteed)	1,780,000	1,928,369
Texas State Gen. Oblig. Series 2013 B, 4% 8/1/2026 (g)	2,000,000	2,001,947
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2038	4,300,000	4,309,664
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2032 (g)	1,130,000	1,145,001
Texas State Gen. Oblig. Series 2023A, 4.125% 8/1/2046 (g)	5,000,000	4,773,178
Tomball TX Indpt Sch Dist 5% 2/15/2048	250,000	261,419
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2040	750,000	677,295
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2041	1,460,000	1,287,676
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (l)	600,000	480,782
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (l)	250,000	201,803
Wharton TX Indpt Sch Dist 2% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	942,968
White Settlement TX Indpt Sch Dist Series 2022, 4% 8/15/2052	540,000	491,648
Wilmer Tex Gen. Oblig. Series 2020, 4% 9/1/2040 (Build America Mutual Assurance Co Insured)	2,730,000	2,720,997
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5.25% 8/15/2054 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	4,771,097
		183,548,869
Health Care - 0.4%
Bexar CO TX Health Fac Dev Crp Series 2016, 4% 7/15/2036	645,000	612,133
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2028	195,000	195,053
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2029	500,000	500,141
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2030	240,000	240,071
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2040	965,000	964,952
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2045	935,000	885,858
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5.25% 12/1/2035	290,000	290,089
El Paso Cty TX Hospital Series 2024, 4.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	260,000	247,709
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2016 A, 5% 7/1/2039	5,000,000	5,038,461
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2022A, 4.125% 7/1/2052	2,125,000	1,928,106
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	160,000	160,139
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, Tx Proj.) Series 2015 2, 2.75% 10/1/2045, LOC TD Bank NA VRDN (c)(e)	3,675,000	3,675,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 4% 10/1/2042	2,410,000	2,347,930
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2013 A, 5% 1/1/2043	70,000	69,548
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	55,000	55,476
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	230,000	231,902
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	120,000	120,867
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	60,000	60,390
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	95,000	95,529
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	140,000	140,508
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	330,000	330,330
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	2,335,000	2,277,968
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	90,000	93,165
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	245,000	253,783
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2025 A, 5.5% 8/15/2049	1,775,000	1,932,348
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2025 A, 5.25% 8/15/2041	2,020,000	2,262,858
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5% 10/1/2039	210,000	207,763
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5.25% 10/1/2049	1,365,000	1,285,075
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018 A, 5.5% 7/1/2054	1,760,000	1,470,307
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2031	140,000	140,782
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2032	65,000	65,338
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2033	220,000	220,925
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2034	140,000	140,541
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2035	295,000	295,917
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2021B, 2% 11/15/2061 (c)(i)	1,384,908	595,538
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2055	215,000	212,648
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2060	915,000	890,675
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.375% 11/15/2036	70,000	67,355
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2046	140,000	122,264
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2052	140,000	117,660
New Hope Cultural Ed Facs Fin Corp Tex Sr Living Rev Series 2019 A 1, 5% 12/1/2039	455,000	455,426
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series A, 5% 11/15/2037	675,000	679,028
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	1,665,000	1,669,579
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2046	810,000	780,375
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	245,000	245,164
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015, 5% 11/15/2035	290,000	290,130
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015A, 5% 11/15/2045 (f)(i)	1,881,800	188
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017 A, 6.625% 11/15/2037	260,000	264,972
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017, 5.25% 11/15/2047 (f)(i)	228,532	21
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2024, 5.75% 12/1/2054	2,195,834	1,893,415
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series A, 5% 11/15/2028	170,000	171,738
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	2,625,000	2,704,032
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 4.125% 12/1/2054	1,250,000	1,172,282
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2041	480,000	477,258
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	80,000	77,751
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,085,000	978,935
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	190,000	168,197
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	35,000	38,658
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	180,000	192,780
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (c)	1,100,000	1,222,296
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 A, 5% 11/15/2049	1,000,000	1,042,302
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2022 A, 4% 7/1/2053	2,455,000	2,174,409
Woodloch Health Facs Dev Corp Tex Sr Hsg Rev Series A 1, 6.75% 12/1/2051 (f)(h)(i)	450,115	0
Woodloch Health Facs Dev Corp Tex Sr Hsg Rev Series B, 10% 12/1/2051 (f)(i)	205,000	0
		47,542,038
Housing - 0.1%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 10FN Class PT, 4.35% 10/1/2041	760,000	785,087
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2018A 1, 5% 7/1/2058 (Assured Guaranty Inc Insured)	800,000	800,176
New Hope Cultural Education Facilities Corp Series 2020 A, 5% 7/1/2057	1,405,000	909,867
Tarrant County Housing Finance Corp Series MTEB Class A, 2.587% 3/1/2041	993,725	795,509
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,795,000	3,060,022
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	2,815,000	2,904,322
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 6.25% 1/1/2056	2,000,000	2,240,328
Texas St Affrdble Hsg Corp Single Family Mtg Rev 5.5% 9/1/2053	3,405,000	3,576,567
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	585,000	581,833
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 6% 3/1/2053	1,865,000	2,030,266
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	515,000	518,630
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2022 A, 5.5% 9/1/2052	1,135,000	1,203,022
		19,405,629
Industrial Development - 0.1%
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 A, 3.625% 7/1/2026 (g)(h)	650,000	634,915
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 B, 6.5% 7/1/2026 (h)	550,000	533,135
Fort Bend Cnty TX Indl Dev Corp (NRG Energy Inc Proj.) Series 2012 B, 4.75% 11/1/2042	705,000	705,057
Gulf Coast Industrial Development Authority (Exxon Capital Ventures Inc Proj.) Series 2012, 2.85% 11/1/2041 (Exxon Mobil Corp Guaranteed) VRDN (c)	1,300,000	1,300,000
Gulf Coast TX Ida Sld Wst Rev (CITGO Petroleum Corp Proj.) Series 1998, 8% 4/1/2028 (g)	1,205,000	1,206,462
Matagorda Cnty TX Nav Dist No1 Series 2008 2, 4% 6/1/2030	845,000	845,257
Mission Tex Economic Dev Corp Rev Series 2018, 4.625% 10/1/2031 (g)(h)	4,565,000	4,578,018
Mission TX Economic Dev Corp Solid Waste Disp Rev Series 2025, 5% tender 12/1/2064 (c)(g)	2,815,000	2,925,112
Port of Beaumont Navigation District Series 2021 A, 2.75% 1/1/2036 (g)(h)	100,000	82,198
Port of Beaumont Navigation District Series 2021 A, 3% 1/1/2050 (g)(h)	985,000	663,350
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (h)	2,660,000	2,669,818
Port of Beaumont Navigation District Series 2024A, 5% 1/1/2039 (g)(h)	750,000	736,011
Port of Beaumont Navigation District Series 2024A, 5.125% 1/1/2044 (g)(h)	275,000	267,653
		17,146,986
Lease Revenue - 0.1%
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2028	125,000	125,973
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2029	150,000	151,218
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2030	390,000	393,125
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2031	630,000	635,200
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2032	470,000	473,660
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2034	885,000	890,530
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2032	315,000	316,789
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2034	490,000	492,031
Conroe Local Government Corp Series 2021 A, 2.5% 10/1/2031	100,000	90,429
Conroe Local Government Corp Series 2021 A, 4% 10/1/2050	810,000	635,818
Conroe Local Government Corp Series 2021B, 5% 10/1/2050 (h)	245,000	197,538
Conroe TX Loc Gov Corp Hotel Rev Series 2021 C, 4% 10/1/2046	70,000	64,520
Texas State Gen. Oblig. 5.5% 8/1/2029 (g)	2,985,000	3,027,397
		7,494,228
Other - 0.8%
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 09FN Class PT, 4.45% 3/1/2043	430,000	437,243
Brazoria Cnty Tex Mun Util Dist No 28 Gen. Oblig. Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	790,000	605,781
Brazoria County Municipal Utility District No 39 Gen. Oblig. Series 2020, 2.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	640,000	439,583
Bridgestone Mun Util Dist Tex Gen. Oblig. Series 2019, 3% 5/1/2039 (Assured Guaranty Inc Insured)	250,000	208,395
Castleberry TX Isd Series 2024B, 4% 2/15/2049	1,200,000	1,127,290
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2048	1,245,000	1,213,686
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2052	505,000	489,198
Celina Tex Spl Assmt Rev 4.375% 9/1/2031 (h)	147,000	149,600
Celina Tex Spl Assmt Rev 5.125% 9/1/2044 (h)	340,000	346,043
Celina Tex Spl Assmt Rev 5.375% 9/1/2053 (h)	250,000	254,733
Celina Tex Spl Assmt Rev 5.5% 9/1/2045 (h)	300,000	301,271
Celina Tex Spl Assmt Rev 5.625% 9/1/2055 (h)	600,000	596,135
Chambers Cnty Tex Impt Dist No1 Gen. Oblig. Series 2020A, 2.75% 9/1/2045	2,100,000	1,485,683
Cimarron TX Mun Util Dist Gen. Oblig. Series 2015, 3.25% 3/1/2035 (Build America Mutual Assurance Co Insured)	395,000	381,643
City of Irving TX Series 2019, 5% 8/15/2038	50,000	50,794
City of Irving TX Series 2019, 5% 8/15/2043	90,000	88,890
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.125% 9/1/2045 (h)	600,000	589,165
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.375% 9/1/2055 (h)	850,000	840,666
Comal Cnty Tex Wtr Ctl & Imptdist No 6 Gen. Oblig. 3% 3/1/2044 (Build America Mutual Assurance Co Insured)	1,020,000	783,769
County of Denton TX 5.625% 12/31/2055 (h)	1,120,000	1,157,654
County of Denton TX 5.875% 12/31/2045 (h)	475,000	490,759
County of Denton TX 6.125% 12/31/2055 (h)	750,000	776,947
Dayton Tex Spl Assmt Rev 5.5% 9/1/2055 (h)	900,000	894,777
Denton Cnty Tex Fresh Wtr Supply Dist No 10 Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,000,022
East Montgomery Cnty Mun Util Dist No 3 TX Gen. Oblig. 4.375% 8/15/2045 (Build America Mutual Assurance Co Insured)	1,325,000	1,288,945
Elgin TX Indpt Sch Dist Series 2024, 4% 8/1/2049	4,200,000	3,944,450
Ep Cimarron Ventanas Pfc Residential Dev Rev Tex Series 2024, 4.125% 12/1/2039	535,000	538,055
Ep Essential Housing Wf Pfc 4.25% 12/1/2034	2,685,000	2,714,800
Ep LA Privada Pfc 4.5% 6/1/2040	1,320,000	1,350,831
Fort Bend Cnty Tex Fresh Wtr Supply Dist No 1 Gen. Oblig. 3% 8/15/2043 (Build America Mutual Assurance Co Insured)	780,000	629,451
Fort Bend Cnty Tex Levee Imptdist No 15 Gen. Oblig. Series 2020, 2.25% 9/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,300,955
Fort Bend Cnty Tex Mun Util Dist No 165 Gen. Oblig. Series 2017 A, 3.125% 9/1/2035 (Assured Guaranty Inc Insured)	350,000	330,126
Fort Bend Cnty Tex Mun Util Dist No 57 Gen. Oblig. Series 2021, 2% 4/1/2040 (Assured Guaranty Inc Insured)	1,075,000	746,479
Fort Bend County Municipal Utility District No 131 Gen. Oblig. Series 2019, 3.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,230,000	1,121,992
Fort Worth Tex Spl Tax Rev Series 2025, 5.5% 3/1/2050	745,000	790,603
Friendswood Tex 7% 9/15/2054	675,000	680,635
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. 4.5% 6/1/2044 (Assured Guaranty Inc Insured)	1,550,000	1,528,836
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. Series 2019, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	255,000	210,581
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2041 (Assured Guaranty Inc Insured) (l)	190,000	91,351
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2046 (Assured Guaranty Inc Insured) (l)	880,000	317,206
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2019, 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,295,000	1,031,216
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2021, 2% 9/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,112,062
Harris Cnty Tex Mun Util Dist457 Gen. Oblig. Series 2021, 2.75% 3/1/2042 (Build America Mutual Assurance Co Insured)	330,000	248,826
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2043	2,825,000	3,018,052
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2044	2,875,000	3,055,092
Harris County Municipal Utility District No 165 Gen. Oblig. Series 2019, 2.5% 3/1/2039 (Assured Guaranty Inc Insured)	625,000	487,332
Harris County Municipal Utility District No 82 Gen. Oblig. 3% 12/1/2043 (Assured Guaranty Inc Insured)	3,275,000	2,584,005
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2017, 3.375% 9/1/2037 (Assured Guaranty Inc Insured)	305,000	288,382
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 9/1/2038 (Build America Mutual Assurance Co Insured)	245,000	219,170
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2022, 3% 3/1/2042 (Build America Mutual Assurance Co Insured)	750,000	616,885
Kaufman Cnty Tex Fresh Wtr Supply Dist No 4a Gen. Oblig. Series 2022, 4.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	1,575,000	1,541,211
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. Series 2023, 4% 9/1/2048 (Build America Mutual Assurance Co Insured)	1,350,000	1,239,917
Lavon Tex Spl Assmt Rev 5% 9/15/2044 (h)	429,000	431,006
Lavon Tex Spl Assmt Rev 5.375% 9/15/2052 (h)	391,000	391,741
Melissa Tex Indpt Sch Dist Series 2024, 4% 2/1/2054	1,750,000	1,612,533
Mesquite Housing Finance Corp/The Series 2024A, 4.53% 2/1/2044	963,212	980,148
Metrocare Svcs Tex Rev 5.25% 11/1/2065	2,200,000	2,270,012
Montgomery Cnty Tex Mun Util Dist No 105 Gen. Oblig. Series 2020, 2.125% 9/1/2039 (Build America Mutual Assurance Co Insured)	500,000	364,730
Montgomery Cnty Tex Mun Util Dist No 112 Series 2014, 3.625% 10/1/2034 (Build America Mutual Assurance Co Insured)	340,000	339,417
Montgomery Cnty Tex Mun Util Dist No 113 Gen. Oblig. Series 2019 A, 3% 9/1/2039 (Build America Mutual Assurance Co Insured)	325,000	276,967
Montgomery Cnty Tex Mun Util Dist No 119 Gen. Oblig. Series 2019 B, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,150,000	912,995
Montgomery Cnty Tex Mun Util Dist No 142 Gen. Oblig. Series 2021, 2.5% 9/1/2038 (Build America Mutual Assurance Co Insured)	330,000	268,687
Mount Houston Rd Mun Util Dist TX Gen. Oblig. Series 2017, 3.25% 3/1/2036 (Assured Guaranty Inc Insured)	500,000	491,732
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev 4.625% 10/1/2030	1,070,000	1,074,593
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 11/1/2060	715,000	692,137
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.25% 7/1/2032	1,250,000	1,261,260
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 6.75% 7/1/2044	650,000	665,555
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 7.125% 7/1/2056	350,000	356,673
New Hope Cultural Education Facilities Corp 5% 4/1/2046	2,200,000	2,200,068
Newark Higher Ed Fin Corp Tex Rev 5.25% 8/15/2060	855,000	900,489
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.125% 3/1/2048 (Assured Guaranty Inc Insured)	1,340,000	1,217,962
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.25% 3/1/2046 (Assured Guaranty Inc Insured)	1,230,000	1,154,437
Northwest Harris Cnty Mun Util Dist No 10 TX Gen. Oblig. 2.625% 4/1/2039 (Build America Mutual Assurance Co Insured)	595,000	474,774
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2019A, 3% 3/1/2043 (Assured Guaranty Inc Insured)	1,425,000	1,152,385
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2020, 3% 3/1/2042 (Assured Guaranty Inc Insured)	1,325,000	1,086,592
Northwest Harris Cnty Mun Util Dist No 5 Tex Gen. Oblig. Series 2019, 3% 5/1/2043 (Assured Guaranty Inc Insured)	1,420,000	1,143,012
Peaster Tex Indpt Sch Dist 3% 8/15/2051	710,000	537,241
Pecan Grove Mun Util Dist Tex Gen. Oblig. Series 2019 A, 2.75% 9/1/2040 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,085,000	869,076
Pflugerville TX Gen. Oblig. Series 2023, 4% 8/1/2049	815,000	759,271
Princeton Tex Spl Assmt Rev 5% 9/1/2044 (h)	600,000	589,059
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 07FN Class PT, 4.55% 3/1/2043	920,000	941,726
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 11FN Class PT, 4.45% 4/1/2043	505,000	512,875
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 2024A, 4.43% 4/1/2043	2,160,000	2,141,064
Seagoville Tex Spl Assmt Rev 6.25% 9/15/2054 (h)	1,000,000	998,598
Sienna Plantation Levee Impt Dist Tex Fort Bend Cnty Gen. Oblig. Series 2020, 2.125% 9/1/2042 (Assured Guaranty Inc Insured)	1,140,000	805,574
Sienna Plantation Mun Util Dist No 10 Tex Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	475,000	355,280
Southeast Williamson Cnty Texmun Util Dist No 1 Gen. Oblig. Series 2019, 3% 9/1/2037 (Build America Mutual Assurance Co Insured)	320,000	283,242
Spring Tex Indpt Sch Dist Series 2025, 5.25% 8/15/2045	1,500,000	1,644,471
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2024, 5% 10/1/2049	380,000	375,714
Texas Municipal Gas Acquisition & Supply Corp V 5% tender 1/1/2055 (c)	14,900,000	16,428,420
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2036 (Build America Mutual Assurance Co Insured)	500,000	561,657
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2037 (Build America Mutual Assurance Co Insured)	230,000	256,380
West Ranch Mgmt Dist Tex Gen. Oblig. Series 2020, 2.75% 9/1/2040 (Build America Mutual Assurance Co Insured)	315,000	245,187
Whitesboro Tex Indpt Sch Dist Series 2024, 4% 2/15/2054	2,000,000	1,842,774
Wylie Tex Indpt Sch Dist Taylor Cnty Series 2024, 5% 2/15/2049	1,175,000	1,220,115
		100,824,802
Special Tax - 0.2%
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2043 (Assured Guaranty Inc Insured)	2,085,000	2,128,065
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2048 (Assured Guaranty Inc Insured)	1,760,000	1,788,245
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2033	440,000	443,109
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2026	410,000	410,114
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2028	135,000	135,766
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2029	160,000	160,962
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2030	95,000	95,561
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2029	435,000	436,948
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2031	245,000	246,034
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2032	200,000	200,766
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2033	200,000	200,624
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2036	625,000	625,639
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2038	500,000	500,437
Dallas Tex Spl Tax Rev Series 2023, 6.25% tender 8/15/2053 (c)(h)	1,580,000	1,580,944
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,155,000	878,299
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	80,000	82,827
East Montgomery Cnty Impt Dist Sales Tax Rev Tex Series 2024, 5.25% 8/15/2049 (Assured Guaranty Inc Insured)	4,260,000	4,527,912
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2043 (Assured Guaranty Inc Insured)	200,000	211,106
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2044 (Assured Guaranty Inc Insured)	725,000	759,632
Harris County Houston Texas Sports Authority 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (l)	1,200,000	599,906
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2041	195,000	181,022
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2031	250,000	250,350
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	50,000	52,668
Iowa Colony Dev Auth Tex Tax Increment Contract Rev Series 2021, 2.5% 4/1/2041	485,000	344,372
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,530,000	1,567,778
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2049 (Assured Guaranty Inc Insured)	3,195,000	3,248,376
Mesquite Tex Spl Assmt Rev 5.75% 9/1/2055 (h)(k)	1,300,000	1,300,889
Port Arthur TX Gen. Oblig. Series 2021, 4% 2/15/2039 (Build America Mutual Assurance Co Insured)	60,000	60,200
Port Arthur TX Gen. Oblig. Series 2021, 4% 2/15/2040 (Build America Mutual Assurance Co Insured)	70,000	69,084
Port Arthur TX Gen. Oblig. Series 2021, 4% 2/15/2041 (Build America Mutual Assurance Co Insured)	70,000	68,442
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2037 (Build America Mutual Assurance Co Insured)	40,000	40,400
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2038 (Build America Mutual Assurance Co Insured)	35,000	35,246
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2041 (Build America Mutual Assurance Co Insured)	40,000	39,493
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2038	1,205,000	1,220,462
Via Metropolitan Transit Advanced Transportation District Series 2024, 4% 8/1/2054	2,000,000	1,850,016
		26,341,694
Transportation - 1.5%
Austin Tex Airport Sys 5% 11/15/2026 (g)	1,505,000	1,507,926
Austin Tex Airport Sys 5% 11/15/2044 (g)	2,050,000	2,053,985
Austin Tex Airport Sys Series 2014, 5% 11/15/2039 (g)	1,685,000	1,688,276
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (g)	120,000	122,053
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (g)	2,425,000	2,464,284
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (g)	150,000	152,010
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (g)	150,000	151,666
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (g)	255,000	257,560
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (g)	175,000	176,570
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2041 (g)	705,000	708,787
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2032 (g)	1,700,000	1,800,540
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2036 (g)	1,150,000	1,207,669
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2044 (g)	845,000	858,065
Austin Tex Airport Sys Series 2022, 5% 11/15/2039 (g)	1,260,000	1,342,115
Austin Tex Airport Sys Series 2022, 5% 11/15/2052 (g)	825,000	838,068
Austin Tex Airport Sys Series 2022, 5.25% 11/15/2047 (g)	965,000	1,002,212
Central Texas Turnpike Series 2024 B, 5% tender 8/15/2042 (c)	1,000,000	1,076,587
Central Texas Turnpike Series 2024 C, 5% 8/15/2042	3,100,000	3,332,784
Central TX Regl Mobility Auth Rev 4% 1/1/2051	1,205,000	1,096,086
Central TX Regl Mobility Auth Rev 5% 1/1/2030	65,000	70,406
Central TX Regl Mobility Auth Rev 5% 1/1/2032	80,000	88,114
Central TX Regl Mobility Auth Rev 5% 1/1/2039	85,000	90,942
Central TX Regl Mobility Auth Rev 5% 1/1/2046	225,000	231,894
Central TX Regl Mobility Auth Rev Series 2016, 4% 1/1/2041	250,000	250,253
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	220,000	224,893
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	20,000	20,616
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	15,000	15,425
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	15,000	15,363
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	20,000	20,397
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	30,000	30,467
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	40,000	40,470
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	15,000	15,061
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	15,000	15,370
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	15,000	15,697
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	55,000	58,589
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	25,000	27,089
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	15,000	16,267
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	15,000	16,275
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	20,000	21,605
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	100,000	102,758
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2045	1,070,000	994,648
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	165,000	165,303
City of Houston TX Airport System Revenue 4% 7/1/2037 (g)	420,000	420,854
City of Houston TX Airport System Revenue 4% 7/1/2039 (g)	1,000,000	990,894
City of Houston TX Airport System Revenue 4% 7/1/2041 (g)	480,000	457,590
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2036 (g)	325,000	336,326
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2037 (g)	630,000	650,162
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (g)	3,080,000	3,140,575
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (g)	245,000	256,892
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (g)	260,000	271,820
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (g)	1,070,000	1,118,149
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (g)	1,315,000	1,372,074
City of Houston TX Airport System Revenue Series 2018, 5% 7/15/2028 (g)	1,785,000	1,835,550
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	105,000	110,901
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	140,000	147,791
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	125,000	131,930
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	110,000	115,948
City of Houston TX Airport System Revenue Series 2020 B 2, 5% 7/15/2027 (g)	190,000	193,277
City of Houston TX Airport System Revenue Series 2020A, 5% 7/1/2027 (g)	140,000	142,354
City of Houston TX Airport System Revenue Series 2021 B 1, 4% 7/15/2041 (g)	2,310,000	2,100,404
City of Houston TX Airport System Revenue Series 2021A, 4% 7/1/2041 (g)	1,495,000	1,359,596
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (g)	3,050,000	3,232,568
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (g)	1,770,000	1,833,790
City of Houston TX Airport System Revenue Series 2024B, 5.25% 7/15/2034 (g)	325,000	351,900
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2037 (g)	2,100,000	2,285,420
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2039 (g)	3,700,000	3,975,482
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2043 (g)	4,375,000	4,803,294
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2044 (g)	2,000,000	2,178,980
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2055 (g)	3,385,000	3,597,334
City of Houston TX Airport System Revenue Series B 1, 5% 7/15/2030 (g)	995,000	995,385
City of Houston TX Airport System Revenue Series B 1, 5% 7/15/2035 (g)	2,085,000	2,085,808
Dallas Fort Worth International Airport Series 2020 A, 4% 11/1/2034	3,550,000	3,675,504
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	280,000	289,899
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	250,000	255,946
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (g)	11,105,000	12,474,169
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (g)	2,750,000	3,038,634
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (g)	1,750,000	1,914,385
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (g)	3,200,000	3,463,838
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2038 (g)	270,000	288,995
Galveston TX Wharves & Terminal Revenue Series 2024 A, 5.25% 8/1/2036 (g)	785,000	852,654
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	280,000	292,030
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	560,000	582,447
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	305,000	312,941
Grand Parkway Transportation Corp Series 2013 B, 5.45% 10/1/2034 (j)	1,205,000	1,291,492
Grand Parkway Transportation Corp Series 2013 B, 5.85% 10/1/2047 (j)	1,480,000	1,564,583
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,600,000	2,435,182
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,160,000	2,002,057
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	110,000	115,102
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	1,445,000	1,481,452
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 4% 8/15/2049	3,815,000	3,542,636
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2038	1,000,000	974,180
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2039	500,000	481,448
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2040	85,000	80,481
Love Field Arpt Modernization Corp Tex Spl Facs Rev (Southwest Airlines Co Proj.) 5% 11/1/2028 (g)	520,000	520,269
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (g)	120,000	120,161
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (g)	260,000	260,371
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (g)	405,000	405,584
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (g)	245,000	245,331
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (g)	450,000	450,478
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (g)	120,000	122,054
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (g)	120,000	122,048
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (g)	210,000	213,619
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (g)	150,000	152,431
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (g)	120,000	121,864
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (g)	270,000	273,879
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (g)	315,000	319,056
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (g)	290,000	293,528
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (g)	120,000	121,394
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (g)	170,000	171,643
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2032	25,000	25,033
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2033	105,000	105,133
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2034	110,000	110,135
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2035	280,000	280,321
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2036	415,000	415,443
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2038	305,000	305,270
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2043	905,000	905,437
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2048	1,595,000	1,595,371
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (l)	845,000	770,092
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (l)	6,810,000	5,018,277
North TX Twy Auth Rev 4% 1/1/2033	130,000	134,300
North TX Twy Auth Rev 4% 1/1/2039	1,205,000	1,204,968
North TX Twy Auth Rev 5% 1/1/2030	70,000	70,091
North TX Twy Auth Rev 5% 1/1/2030	50,000	50,096
North TX Twy Auth Rev 5% 1/1/2031	120,000	120,164
North TX Twy Auth Rev 5% 1/1/2031	90,000	90,116
North TX Twy Auth Rev 5% 1/1/2033	145,000	148,417
North TX Twy Auth Rev 5% 1/1/2033	85,000	86,920
North TX Twy Auth Rev 5% 1/1/2034	365,000	420,934
North TX Twy Auth Rev 5% 1/1/2034	240,000	245,454
North TX Twy Auth Rev 5% 1/1/2035	345,000	352,568
North TX Twy Auth Rev 5% 1/1/2036	150,000	150,288
North TX Twy Auth Rev 5% 1/1/2037	1,740,000	1,774,022
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	1,500,000	1,505,688
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	3,205,000	3,211,341
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2046	700,000	546,864
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2051	1,585,000	1,172,100
North TX Twy Auth Rev Series 2022A, 4.125% 1/1/2039	450,000	458,708
North TX Twy Auth Rev Series 2022A, 5% 1/1/2040	2,900,000	3,123,197
North TX Twy Auth Rev Series 2022A, 5.25% 1/1/2038	1,300,000	1,440,058
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,655,000	5,086,788
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	645,000	700,953
North TX Twy Auth Rev Series 2024B, 5% 1/1/2037	2,855,000	3,199,521
North TX Twy Auth Rev Series A, 5% 1/1/2039	4,225,000	4,357,158
North TX Twy Auth Rev Series A, 5% 1/1/2043	4,000,000	4,088,500
Port Freeport TX 4% 6/1/2044 (g)	1,750,000	1,540,325
Port of Beaumont Navigation District Series 2020A, 3.625% 1/1/2035 (g)(h)	1,490,000	1,387,976
Port of Beaumont Navigation District Series 2020A, 4% 1/1/2050 (g)(h)	1,940,000	1,491,640
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2035	880,000	889,280
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	115,000	115,504
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	225,000	224,429
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	125,000	123,406
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	110,000	107,490
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	270,000	273,768
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	555,000	559,140
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	410,000	410,541
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	135,000	133,976
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	1,270,000	1,247,781
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	1,060,000	1,022,464
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (g)	8,045,000	7,851,922
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (g)	530,000	561,345
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (g)	450,000	477,007
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (g)	380,000	402,400
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (g)	455,000	482,562
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2040 (g)	1,000,000	1,055,079
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2041 (g)	1,000,000	1,050,858
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2042 (g)	3,775,000	3,940,996
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2038	1,000,000	990,238
Texas Private Activity Bd Surface Transn Corp Rev Series 2023, 5.5% 12/31/2058 (g)	4,905,000	5,111,992
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2039 (Texas State Guaranteed) (l)	80,000	43,038
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2040 (Texas State Guaranteed) (l)	80,000	40,503
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (l)	95,000	45,329
Texas Transportation Commission Series 2019A, 0% 8/1/2042 (l)	215,000	96,900
Texas Transportation Commission Series 2019A, 0% 8/1/2043 (l)	175,000	74,685
Texas Transportation Commission Series 2019A, 5% 8/1/2057	875,000	887,685
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	7,490,000	8,194,442
Texas Transportation Finance Corp Series 2025A, 5.25% 10/1/2055	3,250,000	3,477,674
		197,784,059
Water & Sewer - 0.3%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,620,000	1,772,200
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	3,375,000	3,434,168
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,135,000	962,466
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2032	2,000,000	1,817,670
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2039	3,450,000	2,720,706
Greater Texoma Util Auth Tex Contrct Rev Series 2023 A, 4.375% 10/1/2053 (Build America Mutual Assurance Co Insured)	1,000,000	962,885
Houston TX Util Sys Rev 4% 11/15/2043	2,470,000	2,405,027
Houston TX Util Sys Rev 4% 11/15/2049	2,470,000	2,253,139
Houston TX Util Sys Rev 5% 11/15/2045	2,470,000	2,570,017
Houston TX Util Sys Rev Series 2014D, 5% 11/15/2044	725,000	725,038
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	25,000	25,569
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	100,000	106,780
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2039	1,100,000	1,205,885
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2037	965,000	764,842
San Antonio Tex Riv Auth Wastewater Sys Rev Series 2021, 3% 1/1/2046	1,975,000	1,547,800
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	1,505,000	1,554,157
San Antonio TX Wtr Rev Series 2022B, 5.25% 5/15/2052	5,000,000	5,294,058
San Antonio TX Wtr Rev Series 2023A, 5.25% 5/15/2052	2,250,000	2,397,559
Texas Wtr Dev Brd Series 2018A, 4% 4/15/2048	1,005,000	951,194
Texas Wtr Dev Brd Series 2022, 5% 10/15/2047	1,500,000	1,564,786
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	4,000,000	4,172,850
Texas Wtr Dev Brd Series 2023 A, 5.25% 10/15/2051	1,500,000	1,589,575
West Harris Cnty TX Regl Wtr Series 2019, 4% 12/15/2049	905,000	839,467
West Harris Cnty TX Regl Wtr Series 2021, 3.5% 12/15/2046 (Build America Mutual Assurance Co Insured)	920,000	788,039
		42,425,877
TOTAL TEXAS		736,482,072
Utah - 1.2%
Education - 0.0%
University UT Univ Revs Series 2023 B, 5.25% 8/1/2053	1,225,000	1,298,763
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2045	625,000	572,287
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2050	250,000	222,716
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2037	210,000	210,910
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2042	1,165,000	1,167,158
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2047	905,000	905,805
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2043	275,000	276,856
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2048	290,000	290,998
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2019A, 5% 4/15/2049	390,000	392,650
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2020A, 4% 10/15/2054	300,000	256,420
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2025, 5% 4/15/2060	720,000	717,541
		6,312,104
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2034	1,625,000	1,787,965
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2035	320,000	350,418
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2043	1,500,000	1,566,483
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	985,000	1,044,092
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2043	2,500,000	2,667,457
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2044	4,500,000	4,776,358
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2045	1,750,000	1,852,772
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2044	2,035,000	2,146,096
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2034	300,000	305,592
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2040	350,000	351,195
Utah Infrastructure Agy Telecommunication Rev Series 2018 A, 5.375% 10/15/2040	350,000	355,019
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2030	490,000	495,031
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2034	240,000	240,464
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2039	420,000	404,220
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2042	250,000	231,779
Utah Infrastructure Agy Telecommunication Rev Series 2021, 3% 10/15/2045	490,000	359,458
		18,934,399
General Obligations - 0.0%
Black Desert Public Infrastructure District Gen. Oblig. Series 2021 A, 4% 3/1/2051 (h)	500,000	412,058
Panorama Public Infrastructure District No 1 Gen. Oblig. Series 2025A, 6.25% 3/1/2055 (h)	1,165,000	1,171,879
Weber Sch Dist Utah 2.25% 6/15/2034	545,000	498,456
		2,082,393
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	2,500,000	2,508,194
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	4,500,000	4,526,055
		7,034,249
Housing - 0.0%
UT Hsg Corp Multifamily Rev Series 2024 A, 4.69% 2/1/2045	1,500,000	1,541,074
Utah Hsg Corp Series 2019 I(G2), 4% 9/21/2049	117,663	114,887
Utah Hsg Corp Series 2019G(G2), 4.5% 7/21/2049	123,414	122,620
Utah Hsg Corp Series 2019H (G2), 4.5% 8/21/2049	74,620	74,138
Utah Hsg Corp Series 2020 B G2, 3.5% 2/21/2050	189,677	173,946
Utah Hsg Corp Series 2021 J G2, 2.5% 9/21/2051	2,410,520	2,084,423
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	321,992	259,008
Utah Hsg Corp Series 2022G G2, 5% 7/21/2052	594,499	610,402
Utah Hsg Corp Series 2022H G2, 5% 8/21/2052	1,028,566	1,033,130
Utah Hsg Corp Single Family Mtg Rev Series 2025H, 5.15% 1/1/2049	1,590,000	1,646,652
		7,660,280
Other - 0.1%
Black Desert Pub Infrastructure Dist Utah Spl Assmt 5.625% 12/1/2053 (h)	4,850,000	4,903,456
Firefly Pub Infrastructure Dist No 1 Utah Gen. Oblig. Series 2024A 1, 6.625% 3/1/2054 (h)	500,000	514,996
Firefly Pub Infrastructure Dist No 1 Utah Spl Assmt 5.625% 12/1/2043 (h)	500,000	506,700
Ogden City School District 1.75% 6/15/2035	500,000	407,449
Ridges Estates Infrastructure Financing District 6.25% 12/1/2053 (h)	1,325,000	1,371,547
Skyridge Pegasus Infrastructure Financing District 5.25% 12/1/2044 (h)	1,316,795	1,302,793
Tech Ridge Public Infrastructure District 6.25% 12/1/2054 (h)	3,600,000	3,739,078
Utah Infrastructure Agy Telecommunication Rev Series 2022, 5% 10/15/2046	460,000	459,205
Utah Infrastructure Agy Telecommunication Rev Series 2023, 6% 10/15/2047	650,000	706,269
Wakara Ridge Public Infrastructure District 5.625% 12/1/2054 (h)	998,876	1,022,983
Wood Ranch Pub Infrastructure Dist UT Spl Assmt 5.625% 12/1/2053 (h)	1,300,000	1,315,396
		16,249,872
Special Tax - 0.4%
Downtown Revitalization Public Infrastructure District 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	2,380,000	2,580,014
Downtown Revitalization Public Infrastructure District Series 2025 A, 5% 6/1/2038 (Assured Guaranty Inc Insured)	550,000	584,524
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2042 (Assured Guaranty Inc Insured)	750,000	825,283
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	3,330,000	3,609,853
Downtown Revitalization Public Infrastructure District Series 2025 B, 5.5% 6/1/2055 (Assured Guaranty Inc Insured)	2,795,000	3,009,473
Downtown Revitalization Public Infrastructure District Series 2025C, 5% 7/15/2035 (h)	475,000	478,556
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025 A 2, 0% 6/1/2055 (h)(j)	700,000	594,976
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (h)	575,000	605,456
Mida Golf & Equestrian Ctr Pub Infrastructure Dist Utah Gen. Oblig. Series 2021, 4.625% 6/1/2057 (h)	500,000	416,573
Mida Mountain Veterans Program Public Infrastructure District Series 2024, 5.2% 6/1/2054 (h)	500,000	498,034
Mida Mountain Village Public Infrastructure District Series 2020A, 5% 8/1/2050 (h)	250,000	246,779
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (h)	2,750,000	2,740,892
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (h)	1,850,000	1,905,622
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021 A 2, 4% 6/1/2052	1,805,000	1,509,690
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021A 1, 4% 6/1/2052	1,075,000	908,749
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (j)	500,000	402,325
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	1,000,000	1,033,337
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	10,149,000	10,586,332
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev 4.125% 6/1/2041 (h)	1,000,000	958,420
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev Series 2021, 4.375% 6/1/2052 (h)	1,520,000	1,400,831
Utah Tran Auth Sales Tax Rev Series 2025, 5% 12/15/2043	1,950,000	2,135,834
Verk Industrial Regional Public Infrastructure District Series 2025, 6.625% 9/1/2047 (h)	1,000,000	1,049,463
		38,081,016
Transportation - 0.5%
Salt Lake City UT Arpt Rev 4% 7/1/2041 (g)	1,250,000	1,209,441
Salt Lake City UT Arpt Rev 5% 7/1/2032 (g)	1,250,000	1,371,272
Salt Lake City UT Arpt Rev 5% 7/1/2046	470,000	486,868
Salt Lake City UT Arpt Rev 5% 7/1/2051	1,880,000	1,929,649
Salt Lake City UT Arpt Rev 5% 7/1/2051 (g)	1,000,000	1,010,158
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (g)	515,000	530,618
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (g)	450,000	463,866
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (g)	335,000	344,634
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (g)	640,000	657,922
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (g)	485,000	497,615
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (g)	485,000	496,446
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (g)	1,810,000	1,849,604
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (g)	2,500,000	2,549,901
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (g)	7,980,000	8,057,692
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2047 (g)	3,000,000	3,010,481
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	90,000	92,724
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	85,000	87,456
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	85,000	87,309
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	55,000	56,395
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2047	380,000	383,983
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (g)	1,170,000	1,218,876
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2037 (g)	7,500,000	7,741,897
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2043 (g)	1,000,000	1,012,869
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (g)	1,250,000	1,268,267
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (g)	1,490,000	1,641,928
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (g)	1,375,000	1,506,407
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (g)	2,000,000	2,150,245
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (g)	2,500,000	2,641,367
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2048 (g)	1,500,000	1,562,599
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2053 (g)	4,500,000	4,630,341
Salt Lake City UT Arpt Rev Series 2023A, 5.5% 7/1/2053 (g)	3,350,000	3,510,606
Salt Lake City UT Arpt Rev Series 2025A, 5.5% 7/1/2050 (g)	4,000,000	4,257,102
		58,316,538
TOTAL UTAH		154,670,851
Vermont - 0.1%
Education - 0.1%
Univ of VT Agr College Series 2019 A, 5% 10/1/2049	600,000	613,939
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	695,000	605,246
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	845,000	690,293
Vermont St Stud Assit Corp 2.375% 6/15/2039 (g)	140,000	128,641
Vermont St Stud Assit Corp 3.375% 6/15/2036 (g)	730,000	693,998
Vermont St Stud Assit Corp 5% 6/15/2028 (g)	705,000	726,278
Vermont St Stud Assit Corp 5% 6/15/2029 (g)	105,000	109,337
Vermont St Stud Assit Corp 5% 6/15/2031 (g)	120,000	128,425
Vermont St Stud Assit Corp Series 2018A, 3.625% 6/15/2029 (g)	35,000	34,943
Vermont St Stud Assit Corp Series 2018A, 3.75% 6/15/2030 (g)	35,000	34,918
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2033 (g)	35,000	34,855
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2034 (g)	35,000	34,854
Vermont St Stud Assit Corp Series 2018B, 4.375% 6/15/2046 (g)	160,000	143,058
Vermont St Stud Assit Corp Series 2019 A, 3% 6/15/2035 (g)	855,000	826,925
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (g)	705,000	718,997
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (g)	1,200,000	1,239,911
Vermont St Stud Assit Corp Series 2019 B, 4% 6/15/2047 (g)	265,000	223,647
Vermont St Stud Assit Corp Series 2022A, 4.375% 6/15/2040 (g)	255,000	249,761
Vermont St Stud Assit Corp Series 2024 A, 4% 6/15/2035 (g)	395,000	390,973
Vermont St Stud Assit Corp Series 2024 A, 5.25% 6/15/2034 (g)	700,000	759,856
		8,388,855
General Obligations - 0.0%
Burlington VT Gen. Oblig. Series 2021 A, 3% 11/1/2041	420,000	368,394
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	44,000	44,018
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	680,000	664,873
Vermont Hsg Fin Agy 6% 11/1/2053	619,000	672,051
		1,380,942
Other - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev 4.375% tender 6/1/2052 (c)(g)(h)	245,000	246,964
Vermont Edl & Hlth Bldgs Fin Agy Series 2023, 5.25% 10/1/2052 (h)	275,000	229,755
		476,719
Resource Recovery - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev Series 2013, 4.625% tender 4/1/2036 (c)(g)(h)	220,000	222,565
TOTAL VERMONT		10,837,475
Virgin Islands - 0.2%
Special Tax - 0.2%
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2026	365,000	368,545
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2030	3,250,000	3,391,465
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2032	4,385,000	4,630,885
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2039	11,005,000	11,417,618
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2012A, 5% 10/1/2032	500,000	500,094
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2030 (h)	500,000	500,129
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2039 (h)	300,000	299,996
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014C, 5% 10/1/2039	1,500,000	1,504,330
		22,613,062
TOTAL VIRGIN ISLANDS		22,613,062
Virginia - 1.3%
Education - 0.1%
Farmville VA Indl Dev Auth Edl Facs Rev (Longwood Housing Foundation LLC Proj.) Series 2020 A, 5% 1/1/2059	350,000	309,025
Lynchburg VA Economic Dev Authrev Series 2018, 5% 9/1/2048	250,000	246,556
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	30,000	30,568
Roanoke VA Economic Dev Auth Edl Facs Rev Series 2018A, 4% 9/1/2048	300,000	242,560
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	20,000	19,205
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	15,000	14,243
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	20,000	18,573
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	50,000	42,759
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	20,000	20,089
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	20,000	20,400
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	30,000	30,907
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	35,000	36,487
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	65,000	62,337
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5% 4/1/2040	1,000,000	1,030,871
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2030 (h)	665,000	613,817
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2035 (h)	200,000	170,896
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2045 (h)	440,000	333,889
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5% 7/1/2045 (h)	1,360,000	1,032,022
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2030 (h)	380,000	354,423
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2035 (h)	405,000	353,009
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2042	6,375,000	6,396,148
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 4.125% 7/1/2058 (Assured Guaranty Inc Insured)	3,100,000	2,926,182
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	205,000	217,452
		14,522,418
Escrowed/Pre-Refunded - 0.0%
Hampton Rds VA Transn Accountability Commn Rev Series 2018 A, 5.5% 7/1/2057 (Pre-refunded to 1/1/2028 at 100)	2,965,000	3,146,004
General Obligations - 0.3%
Alexandria VA Gen. Oblig. Series 2021A, 1.875% 12/15/2037	4,085,000	3,173,896
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2038	4,160,000	3,282,243
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2039	605,000	464,980
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2040	1,000,000	744,601
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	65,000	71,825
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	75,000	82,433
Fairfax Cnty VA Series 2022A, 2% 10/1/2041	7,000,000	5,089,399
Isle Wight Cnty VA Gen. Oblig. Series 2017 B, 4% 7/1/2042	850,000	851,497
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	535,960
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	4,345,000	4,553,759
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	6,250,000	6,532,649
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	130,000	135,860
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	110,000	114,802
Virginia Comwlth Transn Brd Tr Series 2019, 3% 5/15/2037	4,000,000	3,779,870
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	1,625,000	1,661,965
Virginia St Pub Sch Auth Sch Fing (Virginia St Proj.) Series 2017 B, 2.25% 8/1/2029	1,205,000	1,163,138
		32,238,877
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 3.75% 7/1/2050	1,640,000	1,380,737
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2038	205,000	208,924
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2045	1,180,000	1,127,768
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	240,000	247,919
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2036	480,000	515,989
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (c)	4,900,000	5,306,661
Henrico Cnty VA Eco Dev Auth Res Care Fac Rev Series 2022A, 5% 10/1/2052	780,000	783,939
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 4.75% 7/1/2053 (Assured Guaranty Inc Insured)	1,500,000	1,518,305
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	750,000	781,990
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,310,000	920,212
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 4% 1/1/2055	1,065,000	911,382
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (c)	745,000	786,959
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018B, 4% 11/1/2048	2,655,000	2,447,909
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2035	565,000	565,181
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2046	725,000	677,902
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2035	880,000	880,568
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2046	600,000	591,656
Norfolk VA Redev & Hsg Auth Series A, 5% 1/1/2049	455,000	416,946
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,145,000	872,130
Rockingham Cnty VA Economic Dev Auth Haelth Care Facs Rev (Sentara Hospital Proj.) Series 2021 A, 3% 11/1/2046	2,755,000	2,192,677
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	100,000	99,431
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	110,000	110,027
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	185,000	186,838
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	55,000	55,565
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	80,000	80,860
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	100,000	100,957
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	270,000	272,461
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	665,000	670,761
Virginia Comwlth Univ Health Sys Auth Rev Series A, 4% 7/1/2040	2,805,000	2,819,525
Virginia Small Business Fing Auth Healthcare Facs Rev (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2049	2,460,000	2,204,316
Virginia Small Business Fing Auth Residential Care Fac Rev (Lifespire of VA Proj.) 5.5% 12/1/2054	300,000	307,422
Virginia Small Business Fing Auth Residential Care Fac Rev Series 2017 C, 5% 6/1/2052	685,000	640,743
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2045	400,000	360,496
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2051	250,000	216,055
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2033	400,000	420,505
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2035	655,000	686,994
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	185,000	185,257
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	185,000	185,243
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	260,000	260,115
		32,999,325
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Series 2019, 5% 10/1/2035	830,000	879,348
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2048	300,000	276,019
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2055	900,000	801,653
Virginia St Hsg Dev Auth Mtg Series 2023 E SUB E 2, 4.6% 10/1/2054	3,000,000	2,984,353
		4,941,373
Industrial Development - 0.0%
Arlington Cnty VA Indl Dev Auth Rev Series 2017, 5% 2/15/2043	400,000	407,121
Williamsburg VA Economic Dev Auth Dining Lease Rev Series 2023 B, 4.375% 7/1/2063	1,025,000	986,837
		1,393,958
Other - 0.1%
Arlington Cnty VA Ida Hosp Fac 3.75% 7/1/2050	750,000	652,444
James City Cnty VA Economic Dev Auth Residential Care Fac Rev Series 2024 C 1, 5.75% 12/1/2028	70,000	70,000
Lynchburg VA Gen. Oblig. Series 2020, 2.375% 8/1/2039	1,035,000	858,016
Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig Series 2018, 4.5% 9/1/2045 (h)	205,000	190,692
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 5.75% 9/1/2033	2,580,000	2,872,184
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 6.5% 9/1/2043	3,145,000	3,461,661
Virginia Housing Development Authority 4.7% 7/1/2055	1,300,000	1,303,020
Virginia St Hsg Dev Autho 4.9% 10/1/2050	810,000	817,567
Virginia St Hsg Dev Autho 4.95% 10/1/2055	690,000	695,258
Virginia St Hsg Dev Autho 5.15% 11/1/2052	1,350,000	1,386,416
		12,307,258
Resource Recovery - 0.0%
Charles City Cnty VA Indl Dev Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.45% tender 4/1/2027 (c)(g)	85,000	82,251
Tobacco Bonds - 0.0%
Tobacco Settlement Fing Corp V 5% 6/1/2047	1,355,000	1,123,005
Tobacco Settlement Fing Corp V 6.706% 6/1/2046	1,060,000	803,681
Tobacco Settlement Fing Corp V Series 2007C, 0% 6/1/2047 (l)	6,265,000	1,602,375
		3,529,061
Transportation - 0.5%
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,265,000	1,271,898
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2046	4,380,000	4,387,764
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2051	2,535,000	2,537,755
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2041 (Pre-refunded to 7/1/2026 at 100) (g)	1,530,000	1,546,571
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2045 (Pre-refunded to 7/1/2026 at 100) (g)	2,345,000	2,370,399
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2049 (g)	3,560,000	3,472,745
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2052 (g)	2,800,000	2,717,997
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2056 (g)	2,680,000	2,576,761
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2041 (g)	215,000	203,795
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2048 (g)	10,010,000	8,848,320
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (g)	600,000	588,890
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2036 (g)	335,000	356,839
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2032 (g)	2,300,000	2,490,634
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (g)	820,000	884,488
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2037 (g)	365,000	385,119
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (g)	1,000,000	822,646
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (g)	2,635,000	2,667,237
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (g)	2,015,000	2,007,186
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (g)	2,935,000	2,910,912
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (g)	1,180,000	1,161,429
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (g)	4,000,000	3,878,290
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2032 (g)	785,000	803,030
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (g)	1,740,000	1,756,282
Virginia Small Business Fing Auth Rev 5% 12/31/2047 (g)	4,235,000	4,255,647
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2042 (g)	1,000,000	1,023,546
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2052 (g)	2,490,000	2,498,497
		58,424,677
Water & Sewer - 0.0%
Newport News VA Wtr Rev 2% 7/15/2040	3,075,000	2,302,909
TOTAL VIRGINIA		165,888,111
Washington - 1.6%
Education - 0.0%
Washington St Higher Ed Facs (Gonzaga University Proj.) 4% 4/1/2041	630,000	627,758
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,180,000	1,632,901
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	260,000	261,978
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	270,000	272,026
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	130,000	131,495
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	185,000	185,884
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	330,000	331,285
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	415,000	416,202
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.25% 7/1/2059 (h)	2,920,000	3,151,277
		7,010,806
Electric Utilities - 0.0%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (l)	85,000	78,765
Douglas Cnty WA Pub Util Dist No 1 Wells Series 2022B, 5% 9/1/2047	2,000,000	2,076,378
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	700,000	754,990
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2035 (Bonneville Power Administration Guaranteed)	750,000	817,441
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	2,360,000	2,365,855
Pend Oreille Cnty Wash Pub Util Dist No 001 Box Canyon Series 2018, 5% 1/1/2048	300,000	302,058
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	55,000	55,977
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	55,000	55,913
		6,507,377
General Obligations - 0.5%
Adams County Public Hospital District No 2 Gen. Oblig. Series 2014, 5.125% 12/1/2044	375,000	361,863
Fircrest Properties (State of Washington Proj.) Series 2024, 5.5% 6/1/2049	2,500,000	2,708,650
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2033	400,000	409,738
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2038	510,000	515,488
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2048	985,000	919,239
King County WA Gen. Oblig. Series 2017, 4% 7/1/2033	2,500,000	2,540,369
Pierce Cnty WA Sch Dst No 10 Tacoma Series 2020B, 4% 12/1/2042 (State of Washington Guaranteed)	1,500,000	1,482,380
State of Washington Gen. Oblig. 5% 6/1/2033	1,000,000	1,157,935
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2027	55,000	55,857
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2039	6,010,000	6,066,089
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	545,000	559,846
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	30,000	30,764
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	4,435,000	4,639,014
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2036	2,675,000	2,950,689
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2035	7,700,000	8,551,731
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	5,000,000	5,311,514
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,500,000	1,693,501
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2038	1,140,000	1,278,903
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2041	1,150,000	1,258,344
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,230,000	1,343,316
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	55,000	55,793
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	300,000	304,391
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	2,050,000	2,137,781
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	1,425,000	1,472,356
State of Washington Gen. Oblig. Series R 2025 D, 5% 8/1/2039	1,750,000	1,996,631
Tacoma Wash Gen. Oblig. Series 2021 A, 3% 12/1/2035	1,025,000	988,425
Whidbey Island Wash Pub Hosp Dist Series 2013, 5.375% 12/1/2039	400,000	373,314
		51,163,921
Health Care - 0.3%
Jefferson Cnty Wash Pub Hosp Dist No 2 Hosp Rev Series 2023A, 6.875% 12/1/2053	1,500,000	1,571,781
Skagit Cnty Wash Pub Hosp Dist No 1 Rev Series 2024, 5.5% 12/1/2041	500,000	531,992
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036 (k)	405,000	403,892
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046 (k)	1,125,000	1,118,483
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056 (k)	5,125,000	5,111,436
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061 (k)	4,595,000	4,550,066
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (h)	295,000	271,047
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2048 (h)	405,000	297,321
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2053 (h)	100,000	69,850
WA St Hsg Fin Commission Series 2019A, 5% 1/1/2055 (h)	2,350,000	2,132,993
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2041 (h)	350,000	283,514
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2051 (h)	300,000	205,517
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2057 (h)	300,000	196,390
WA St Hsg Fin Commission Series A, 5% 1/1/2046 (h)	455,000	430,715
WA St Hsg Fin Commission Series A, 5% 1/1/2051 (h)	1,735,000	1,593,132
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	15,000	15,197
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	105,000	108,339
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	125,000	128,506
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	55,000	56,516
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	5,150,000	4,886,458
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	30,000	30,642
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	105,000	110,703
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	55,000	57,268
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	160,000	168,008
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	65,000	67,222
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	504,745
Washington St Health Care Facs Auth Rev (Commonspirit Health Proj.) Series 2019 B 3, 5% tender 8/1/2049 (c)	6,400,000	6,419,806
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	130,000	137,790
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	1,240,000	1,272,665
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2050	530,000	537,975
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	3,705,000	3,770,250
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	215,000	204,482
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	185,000	189,028
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	230,000	236,165
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	115,000	117,988
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	105,000	107,768
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	180,000	184,714
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	245,000	251,154
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	345,000	353,146
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	230,000	235,163
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	130,000	132,717
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	125,000	127,384
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	1,715,000	1,725,214
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	370,000	350,441
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	65,000	68,770
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	85,000	89,895
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	60,000	63,349
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	140,000	147,511
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2037	365,000	371,212
Washington St Health Care Facs Auth Rev Series 2019 A 1, 4% 8/1/2044	180,000	163,133
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	1,000,000	1,066,828
		43,226,281
Housing - 0.1%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	45,000	46,032
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	400,000	401,911
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	255,000	259,516
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	510,000	536,951
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,760,000	1,735,056
Washington St Hsg Fin Comm (Lihtc 2021-1 WA Proj.) Series 1 Class A, 3.5% 12/20/2035	4,571,772	4,438,537
Washington St Hsg Fin Comm 2% 12/1/2036	2,500,000	2,057,982
Washington St Hsg Fin Comm 2.65% 12/1/2040	1,000,000	816,343
Washington St Hsg Fin Comm Series 1 Class A, 3.375% 4/20/2037	3,428,935	3,241,678
		13,534,006
Industrial Development - 0.0%
Washington Economic Development Finance Authority Series 2020 A, 5.625% 12/1/2040 (g)(h)	250,000	255,284
Lease Revenue - 0.0%
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2030	1,500,000	1,648,399
Other - 0.2%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	2,700,000	2,675,366
Grant Cnty Wash Pub Hosp Dist No 1 Gen. Oblig. Series 2023, 5.125% 12/1/2048	250,000	253,002
Pasco Wash Loc Impt Dist 5.375% 8/1/2042	2,055,000	2,237,128
Vancouver Housing Authority Series 2024B, 4.5% 10/1/2042	220,000	224,703
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2043	260,000	263,527
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2048	230,000	228,761
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 09FN Class PT, 4.55% 8/1/2043	240,000	244,134
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2049	1,710,000	1,762,021
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2059	3,660,000	3,719,475
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5% 7/1/2045 (Build America Mutual Assurance Co Insured) (h)	2,375,000	2,411,760
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured) (h)	4,195,000	4,263,812
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.5% 7/1/2050 (h)	3,760,000	3,795,625
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.75% 7/1/2060 (h)	600,000	612,299
Washington State Housing Finance Commission Series 1 Class A, 4.2206% 3/1/2050 (c)	1,985,743	1,945,846
Washington State Housing Finance Commission Series 1 Class A1, 3.9501% 8/20/2063 (c)	1,571,341	1,510,639
Washington State Housing Finance Commission Series 1 Class A2, 3.9501% 8/20/2063 (c)	1,346,864	1,279,479
Whatcom Cnty Wash Pub Util Dist No 001 5.5% 12/1/2041 (Build America Mutual Assurance Co Insured) (g)	285,000	311,227
		27,738,804
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2046	2,000,000	2,293,592
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	75,000	75,577
State of Washington Gen. Oblig. Series 2026A, 5% 8/1/2043	750,000	818,623
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	485,000	424,202
Washington St Convention Ctr Pub Facs Dist Series 2018, 5% 7/1/2058	250,000	249,953
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2043	500,000	405,369
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058	250,000	173,047
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	5,615,000	3,886,631
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	650,000	520,191
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2058	400,000	267,635
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	8,980,000	9,251,399
		18,366,219
Transportation - 0.4%
Port Seattle WA Rev 5% 2/1/2028	110,000	110,415
Port Seattle WA Rev Series 2018A, 5% 5/1/2030 (g)	920,000	943,956
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (g)	1,190,000	1,103,491
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (g)	5,300,000	5,580,166
Port Seattle WA Rev Series 2019, 5% 4/1/2038 (g)	2,135,000	2,223,910
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (g)	6,525,000	6,635,900
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (g)	1,535,000	1,556,385
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (g)	950,000	981,090
Port Seattle WA Rev Series 2021C, 5% 8/1/2038 (g)	1,300,000	1,389,000
Port Seattle WA Rev Series 2022B, 4% 8/1/2047 (g)	320,000	287,568
Port Seattle WA Rev Series 2022B, 5% 8/1/2040 (g)	2,000,000	2,129,503
Port Seattle WA Rev Series 2022B, 5% 8/1/2041 (g)	1,000,000	1,056,041
Port Seattle WA Rev Series 2022B, 5.5% 8/1/2047 (g)	1,625,000	1,717,518
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2043 (g)	5,000,000	5,425,180
Port Seattle WA Rev Series B, 5% 10/1/2028 (g)	425,000	427,452
Port Seattle WA Rev Series B, 5% 10/1/2030 (g)	245,000	246,356
Port Seattle WA Rev Series C, 5% 5/1/2042 (g)	2,050,000	2,065,936
		33,879,867
Water & Sewer - 0.0%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	2,760,000	2,760,109
TOTAL WASHINGTON		206,091,073
West Virginia - 0.3%
Education - 0.0%
Glenville St College WVA Brd Governors Rev Series 2017, 5.25% 6/1/2047	500,000	432,427
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (c)	635,000	641,710
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	200,000	202,931
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	160,000	162,778
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	105,000	106,979
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	700,000	658,937
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.375% 9/1/2053 (Assured Guaranty Inc Insured)	5,080,000	5,381,438
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.5% 9/1/2048 (Assured Guaranty Inc Insured)	5,810,000	6,248,556
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	1,000,000	1,092,947
West Virginia St Hosp Fin Auth Hosp Rev 4% 1/1/2037	300,000	299,155
West Virginia St Hosp Fin Auth Hosp Rev 4% 6/1/2051	1,495,000	1,376,618
West Virginia St Hosp Fin Auth Hosp Rev 4.125% 1/1/2047	450,000	409,702
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	2,260,000	2,272,291
West Virginia St Hosp Fin Auth Hosp Rev Series 2019A, 5% 9/1/2038	175,000	179,846
West Virginia St Hosp Fin Auth Hosp Rev Series 2019A, 5% 9/1/2039	50,000	51,210
		18,443,388
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.75% 11/1/2038	125,000	125,163
West Virginia St Hsg Dev Fd Series 2021 A, 2% 11/1/2036	1,325,000	1,094,494
West Virginia St Hsg Dev Fd Series 2024B, 3.8% 11/1/2029	1,000,000	1,018,111
		2,237,768
Industrial Development - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 4.625% tender 4/15/2055 (c)(g)	1,955,000	1,984,502
Other - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 5.45% tender 1/1/2055 (c)(g)(h)	780,000	833,328
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2010A, 0.625% tender 12/1/2038 (c)	710,000	709,340
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2013A, 3% tender 6/1/2037 (c)(g)	975,000	964,266
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (c)(g)	3,560,000	3,576,759
		5,250,365
Special Tax - 0.1%
City of Huntington WV Series 2024, 5.125% 6/1/2039	440,000	447,467
City of Huntington WV Series 2024, 5.625% 5/1/2050	475,000	475,397
City of Huntington WV Series 2024A, 5% 6/1/2039	450,000	454,114
City of Huntington WV Series 2024A, 5.5% 6/1/2049	450,000	450,428
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.5% 6/1/2037 (h)	445,000	451,211
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.75% 6/1/2043 (h)	445,000	449,780
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 A, 4.125% 6/1/2043 (h)	560,000	495,639
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 B, 4.875% 6/1/2043 (h)	750,000	740,204
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2023 A, 7% 6/1/2043 (h)	735,000	770,928
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5% 6/1/2033 (h)	860,000	898,193
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5.75% 6/1/2043 (h)	1,140,000	1,204,767
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 6% 6/1/2053 (h)	1,710,000	1,800,929
Ohio Cnty WV Cnty Commn Tax increment Rev Series 2024, 5.25% 6/1/2044	90,000	91,792
		8,730,849
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	705,000	713,141
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	705,000	729,467
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	1,060,000	1,121,044
		2,563,652
Water & Sewer - 0.0%
West Virginia St Wtr Dev Auth Series 2016 A II, 5% 11/1/2033	140,000	142,103
TOTAL WEST VIRGINIA		41,260,092
Wisconsin - 1.6%
Education - 0.2%
Public Fin Auth WI Ed Rev 5% 6/15/2042	130,000	129,917
Public Fin Auth WI Ed Rev 5.25% 6/15/2052	190,000	185,984
Public Fin Auth WI Ed Rev 5.375% 6/15/2057	180,000	178,492
Public Fin Auth WI Ed Rev 5.5% 6/15/2062	285,000	284,951
Public Fin Auth WI Ed Rev 6.25% 6/15/2048 (h)	705,000	691,605
Public Fin Auth WI Ed Rev Series 2017 A, 5.125% 6/15/2047 (h)	370,000	316,025
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2037	115,000	115,039
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2047	280,000	269,382
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2052	605,000	571,791
Public Fin Auth WI Ed Rev Series 2019 A, 4% 6/15/2029 (h)	90,000	86,983
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2039 (h)	140,000	130,203
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2049 (h)	245,000	203,158
Public Fin Auth WI Ed Rev Series 2022 A, 5% 1/1/2042 (h)	500,000	454,020
Public Fin Auth WI Ed Rev Series 2024A, 4.5% 7/15/2049 (h)	200,000	175,209
Public Fin Auth WI Ed Rev Series 2025 A, 6.45% 4/1/2060 (h)	1,000,000	958,747
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2045 (h)	440,000	454,175
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2055 (h)	500,000	511,796
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (h)	410,000	411,256
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (h)	295,000	273,920
Public Fin Auth WI Revenue (Ultimate Medical Academy Proj.) 5% 10/1/2039 (h)	700,000	712,954
Public Fin Auth WI Revenue Series 2015, 5.875% 4/1/2045	400,000	399,992
Public Fin Auth WI Revenue Series 2020 A 1, 5% 1/1/2055 (h)	1,100,000	933,313
Public Fin Auth WI Revenue Series 2020 B, 0% 1/1/2060 (h)(l)	1,100,000	98,090
Public Fin Auth WI Revenue Series 2022, 4% 4/1/2032 (h)	410,000	403,209
Public Fin Auth WI Revenue Series 2023, 5.5% 7/1/2039 (g)	935,000	992,083
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 4% 7/1/2030 (h)	55,000	53,943
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2040 (h)	100,000	96,840
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2055 (h)	205,000	175,600
Public Fin Auth Wis Charter Sch Rev Series 2023 A, 6.75% 7/1/2058 (h)	175,000	181,720
Public Fin Auth Wis Charter Sch Rev Series 2024A, 4.25% 6/15/2034	1,000,000	1,021,466
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2036 (h)	400,000	382,073
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2041 (h)	360,000	320,349
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2051 (h)	1,240,000	950,727
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2056 (h)	590,000	439,030
Public Fin Auth Wis Edl Fac Rev (Guilford College Proj.) Series 2016, 5.5% 1/1/2047	300,000	272,624
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	755,000	766,360
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,015,000	2,015,192
Public Fin Auth Wis Edl Fac Rev 4% 3/1/2027 (h)	795,000	782,707
Public Fin Auth Wis Edl Fac Rev Series 2024, 5% 2/1/2054	400,000	393,408
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2039	40,000	40,731
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2049	250,000	245,661
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2053	85,000	82,521
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2042	235,000	229,956
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2047	125,000	116,641
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	1,895,133	1,987,242
Public Fin Auth Wis Sr Living Rev (Ultimate Medical Academy Proj.) Series 2019A, 4% 1/1/2046	650,000	532,343
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	35,000	35,587
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	285,000	307,875
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	600,000	645,552
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 4.75% 3/15/2043	130,000	127,194
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 5% 3/15/2053	130,000	126,217
		22,271,853
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,545,000	1,624,252
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (h)	15,000	16,346
Wisconsin Rapids School District 1.6% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	515,000	501,118
Wisconsin Rapids School District Series 2021, 2% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	215,000	209,204
		726,668
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	810,000	637,297
Howard Suamico WI Scd Series 2021, 2% 3/1/2041 (Pre-refunded to 3/1/2028 at 100)	875,000	862,980
Kohler Wis Sch Dist 2% 3/1/2038	585,000	455,332
Public Fin Auth WI Revenue Gen. Oblig. Series 2025, 0% 12/15/2039 (h)	1,445,000	559,177
Public Fin Auth WI Revenue Series 2024, 5.5% 12/15/2032 (h)	577,006	575,038
Public Fin Auth WI Revenue Series 2025, 0% 12/15/2042 (h)(l)	13,750,000	4,197,196
Sun Prairie WI Area Sch Dist 2% 3/1/2041	1,000,000	731,985
Waunakee Wis Cmnty Sch Dist 3.25% 4/1/2028	345,000	345,020
Westosha Cent High Sch Dist Wis 2% 3/1/2040	1,490,000	1,078,542
Wisconsin Rapids School District Series 2021, 2% 4/1/2031	470,000	413,759
		9,856,326
Health Care - 0.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	960,000	897,693
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	420,000	450,203
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2038	600,000	633,108
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2026	975,000	985,097
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	3,345,000	3,530,683
Public Fin Auth WI Hosp Rev (Southeastern General Hosp, NC Proj.) Series 2021 A, 4% 2/1/2051	180,000	139,760
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	460,000	467,703
Public Fin Auth WI Hosp Rev Series 2019A, 4% 10/1/2049	1,680,000	1,531,221
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,150,000	844,681
Public Fin Auth WI Revenue 4% 1/1/2047	100,000	89,507
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2030 (h)	150,000	150,075
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2038 (h)	290,000	290,077
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2040	300,000	305,357
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2045	725,000	721,272
Public Fin Auth WI Revenue Series 2022, 4% 1/1/2052	105,000	90,461
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2037 (h)	1,160,000	1,179,838
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2052 (h)	1,140,000	1,018,120
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 4% 10/1/2052	2,030,000	1,816,871
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	2,000,000	2,034,594
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (h)	1,520,000	1,507,126
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (h)	805,000	767,405
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (h)	1,370,000	1,280,742
Public Fin Auth Wis Retirement Fac Rev Series 2021, 4% 12/1/2056	500,000	404,121
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2041	50,000	47,893
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2046	65,000	57,268
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2051	195,000	165,224
Public Fin Auth Wis Retirementcmntys Rev Series 2019A, 5% 11/15/2049	350,000	345,428
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	635,000	647,790
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (h)	190,000	191,811
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (h)	490,000	494,432
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (h)	475,000	476,308
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (h)	1,015,000	985,035
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (h)	935,000	887,144
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	220,000	205,896
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 2.85% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	2,000,000	2,000,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2.8% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (c)	1,000,000	1,000,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2021 B, 4% 4/1/2051	2,890,000	2,621,963
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	605,000	608,558
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	20,000	21,651
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	20,000	21,633
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	20,000	21,572
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	20,000	21,486
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	20,000	21,440
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	30,000	32,013
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2022A, 4% 4/1/2040	4,510,000	4,491,531
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	5,465,000	4,958,352
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	25,000	25,235
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	30,000	30,132
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2049	400,000	401,072
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	290,000	291,149
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2020A, 4% 2/15/2037 (Assured Guaranty Inc Insured)	230,000	234,809
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	250,000	251,826
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	10,000	10,334
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	355,000	357,423
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	385,000	358,335
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2054	1,745,000	1,561,858
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2042	625,000	591,079
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2050	810,000	731,800
Wisconsin Health & Educational Facilities Authority Series 2017 C, 5% 2/15/2047	170,000	170,528
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2042	750,000	721,829
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2037	155,000	155,129
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2041	235,000	226,219
Wisconsin Health & Educational Facilities Authority Series 2020A, 4% 2/15/2036 (Assured Guaranty Inc Insured)	255,000	261,502
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 4% 8/15/2046	730,000	665,835
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	885,000	788,073
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	460,000	402,736
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	2,260,000	2,228,012
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	505,000	530,353
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	875,000	924,571
Wisconsin St Health & Edl Facs Auth Rev 5.5% 12/1/2052	3,070,000	3,284,598
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2037	665,000	643,980
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2047	1,145,000	951,938
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2057	1,400,000	1,087,245
		59,347,743
Housing - 0.1%
Public Fin Auth Wis Multifamily Hsg Rev Series 2024, 6.25% 2/1/2039 (h)	975,000	990,028
Public Fin Auth Wis Student Hsg Rev 4% 7/1/2061 (h)	1,300,000	974,299
Public Fin Auth Wis Student Hsg Rev 5.25% 7/1/2061 (h)	980,000	817,932
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2036 (Assured Guaranty Inc Insured)	105,000	108,572
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2048 (Assured Guaranty Inc Insured)	1,280,000	1,282,304
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2053 (Assured Guaranty Inc Insured)	760,000	760,000
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2058 (Assured Guaranty Inc Insured)	1,315,000	1,310,221
Public Fin Auth Wis Student Hsg Rev Series 2019A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	80,000	80,825
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2045 (Assured Guaranty Inc Insured)	170,000	160,553
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2050 (Assured Guaranty Inc Insured)	145,000	132,216
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2055 (Assured Guaranty Inc Insured)	165,000	147,546
Public Fin Auth Wis Student Hsg Rev Series 2021 A 1, 4% 7/1/2051 (h)	575,000	453,243
Public Fin Auth Wis Student Hsg Rev Series 2021 A2, 5.35% 7/1/2040 (h)	300,000	246,524
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	35,000	34,368
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2023 A, 5% 3/1/2049	5,765,000	5,950,977
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev 5% 9/1/2039	1,000,000	1,090,639
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2025A, 4.75% 9/1/2040	4,110,000	4,282,995
		18,823,242
Industrial Development - 0.1%
Public Fin Auth WI Proj Rev Series A 2, 7% 1/1/2050 (h)	550,000	586,565
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (h)(i)	8,170,000	5,719,000
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (h)(i)	1,870,000	1,421,200
Public Fin Auth WI Revenue Series 2024, 5% 7/15/2030 (h)	249,611	250,067
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2042	795,000	819,363
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2052	2,030,000	2,034,915
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2062	1,755,000	1,740,102
Public Finance Authority Series 2016B, 5% 12/1/2025 (g)	1,140,000	1,140,001
Public Finance Authority Series 2016C, 4.3% 11/1/2030 (g)	705,000	703,077
Public Finance Authority Series 2016D, 4.05% 11/1/2030	350,000	346,737
		14,761,027
Lease Revenue - 0.0%
Public Fin Auth WI Ltd Oblig Grnt Rev Series B, 5.625% (f)(h)(i)	1,105,000	994,500
Other - 0.3%
Barron Wis Area Sch Dist 2% 3/1/2035 (Build America Mutual Assurance Co Insured)	540,000	454,424
Public Fin Auth WI Affordable Hsg Multifamily Ctfs 7.125% 7/25/2034 (h)	1,515,000	1,578,051
Public Fin Auth WI Ltd Oblig Grnt Rev Series A, 6.25% 8/1/2027 (f)(h)(i)	2,275,000	1,820,000
Public Fin Auth WI Proj Rev 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,775,000	1,877,312
Public Fin Auth WI Proj Rev 5.375% 7/1/2047 (Build America Mutual Assurance Co Insured)	1,350,000	1,411,296
Public Fin Auth WI Proj Rev 5.5% 7/1/2052 (Build America Mutual Assurance Co Insured)	1,490,000	1,562,557
Public Fin Auth WI Proj Rev 5.625% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,140,000	1,202,860
Public Fin Auth WI Revenue 0% 12/15/2037 (h)(l)	765,000	390,633
Public Fin Auth WI Revenue 5.25% 7/1/2044	1,545,000	1,629,023
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2050	810,000	822,233
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2055	1,920,000	1,940,609
Public Fin Auth Wis Edl Fac Rev Series 2025B, 6% 6/1/2028 (h)	1,000,000	1,008,008
Public Fin Auth Wis Multifamily Affordable Hsg Ctfs Series 2024 1 CL B 1, 6.81% 4/28/2036 (h)	2,225,000	2,292,312
Public Fin Auth Wis Multifamily Hsg Rev Series 2025, 4.5% tender 7/1/2067 (c)	3,550,000	3,700,813
Public Fin Auth Wis Student Hsg Rev 5% 5/1/2060 (h)	250,000	156,636
Public Fin Auth Wis Student Hsg Rev 5% 6/1/2030	600,000	626,485
Public Fin Auth Wis Student Hsg Rev 5.25% 6/1/2045	695,000	706,138
Public Fin Auth Wis Student Hsg Rev 5.25% 6/15/2055	825,000	846,676
Public Fin Auth Wis Student Hsg Rev 5.5% 6/15/2055	135,000	138,712
Public Fin Auth Wis Student Hsg Rev 9% 5/1/2071 (h)	150,000	72,649
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2053 (h)	300,000	302,527
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2063 (h)	4,810,000	4,820,982
Public Fin Auth Wis Student Hsg Rev Series 2024 A, 5.25% 6/1/2054	700,000	709,990
Public Fin Auth Wis Student Hsg Rev Series 2025 A, 5.5% 6/1/2055	600,000	612,176
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5% 6/15/2035	595,000	617,022
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5.5% 6/15/2045	500,000	500,057
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5% 6/15/2039	400,000	431,581
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5% 6/15/2030	185,000	195,309
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2035	300,000	328,611
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2045	400,000	410,064
Wisconsin Health & Edl Facs Auth Sr Living Rev Series 2024, 6% 7/1/2060	3,570,000	3,598,526
Wisconsin Hsg & Eda Hsg Rev Series 2021 A, 2.05% 11/1/2036	1,000,000	819,617
Wisconsin Hsg & Eda Hsg Rev Series 2025A, 5.05% 11/1/2055	1,200,000	1,216,138
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2036	105,000	102,173
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2041	105,000	96,377
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2045	90,000	76,920
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 6% 10/1/2044	300,000	315,956
		39,391,453
Special Tax - 0.1%
Howard Suamico WI Scd 2% 3/1/2040 (Pre-refunded to 3/1/2028 at 100)	500,000	493,131
Mount Pleasant Wis Tax Increment Rev Series 2018 A, 5% 4/1/2043	420,000	431,225
Mount Pleasant Wis Tax Increment Rev Series 2018 A, 5% 4/1/2048	2,890,000	2,925,425
Public Fin Auth WI Revenue Series 2021, 4% 9/30/2051 (g)	750,000	621,763
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (l)	140,000	111,389
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (l)	135,000	103,089
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (l)	125,000	91,552
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2035 (Assured Guaranty Inc Insured) (l)	160,000	112,035
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2036 (Assured Guaranty Inc Insured) (l)	155,000	103,462
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2037 (Assured Guaranty Inc Insured) (l)	155,000	98,413
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2038 (Assured Guaranty Inc Insured) (l)	160,000	96,198
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2039 (Assured Guaranty Inc Insured) (l)	150,000	85,341
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2040 (Assured Guaranty Inc Insured) (l)	35,000	18,714
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2032 (Assured Guaranty Inc Insured) (l)	135,000	107,411
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2033 (Assured Guaranty Inc Insured) (l)	210,000	160,360
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2034 (Assured Guaranty Inc Insured) (l)	200,000	146,484
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2035 (Assured Guaranty Inc Insured) (l)	300,000	210,065
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2036 (Assured Guaranty Inc Insured) (l)	310,000	206,924
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2037 (Assured Guaranty Inc Insured) (l)	505,000	320,634
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2038 (Assured Guaranty Inc Insured) (l)	545,000	327,676
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2039 (Assured Guaranty Inc Insured) (l)	595,000	338,520
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2040 (Assured Guaranty Inc Insured) (l)	255,000	136,342
		7,246,153
Transportation - 0.3%
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5% 7/1/2042 (g)	385,000	385,077
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5.25% 7/1/2028 (g)	765,000	765,627
Public Fin Auth Wis Spl Fac Rev Series 2021, 4% 7/1/2041 (g)	500,000	456,559
Public Fin Auth Wis Spl Fac Rev Series 2021, 4.25% 7/1/2054 (g)	3,285,000	2,729,289
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.5% 9/1/2030 (g)(h)	100,000	104,579
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.75% 9/1/2035 (g)(h)	125,000	131,015
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 6.25% 9/1/2046 (g)(h)	415,000	429,872
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (g)	13,940,000	14,456,177
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 6/30/2060 (g)	10,210,000	10,611,439
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 12/31/2065 (g)	8,180,000	9,043,904
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (g)	3,300,000	3,645,883
		42,759,421
Water & Sewer - 0.0%
Waukesha Wis Sew Sys Rev Series 2022 G, 4% 5/1/2042	250,000	251,816
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2.125% 5/1/2040	220,000	162,208
		414,024
TOTAL WISCONSIN		218,216,662
Wyoming - 0.0%
Health Care - 0.0%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	250,000	250,045
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	35,000	35,002
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	755,000	751,076
		786,078
TOTAL WYOMING		1,036,123
TOTAL MUNICIPAL SECURITIES (Cost $8,974,111,422)		9,048,040,706

Non-Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
Howard University 4.756% 10/1/2051	300,000	248,232
Repower South Berkeley LLC 0% 2/1/2045 (l)(o)	632,871	0
Toledo Hospital/The 6.015% 11/15/2048	600,000	589,500
Toll Road Investors Partnership II LP 0% 2/15/2026 (h)(n)	1,295,000	1,278,104
Toll Road Investors Partnership II LP 0% 2/15/2027 (h)(l)	181,000	169,320
Toll Road Investors Partnership II LP 0% 2/15/2028 (h)(l)	528,000	455,168
Toll Road Investors Partnership II LP 0% 2/15/2033 (h)(l)	790,000	469,783
Toll Road Investors Partnership II LP 0% 2/15/2043 (h)(i)(n)	4,816,466	1,661,681
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,725,155)		4,871,788

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (d)(p)	3.90	264,032,316	264,032,316
Fidelity Municipal Cash Central Fund (q)(r)	2.89	8,563,865	8,565,578
Fidelity SAI Municipal Money Market Fund (d)(p)	2.85	2,767	2,767
Invesco Government & Agency Portfolio Institutional Class (p)	0.00	34,482,377	34,482,377
TOTAL MONEY MARKET FUNDS (Cost $307,083,039)			307,083,038

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $13,003,009,582)	13,138,595,092
NET OTHER ASSETS (LIABILITIES) - 0.8%	109,097,162
NET ASSETS - 100.0%	13,247,692,254

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	110	3/20/2026	12,784,063	7,969	7,969
CBOT US Treasury Long Bond Contracts (United States)	565	3/20/2026	66,369,844	87,314	87,314

TOTAL FUTURES CONTRACTS					95,283
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $660,812,620 or 5.0% of net assets.

(i)	Level 3 security.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Zero coupon bond which is issued at a discount.
(m)	A portion of the security sold on a delayed delivery basis.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(p)	The rate quoted is the annualized seven-day yield of the fund at period end.
(q)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Repower South Berkeley LLC 0% 2/1/2045	9/29/2025	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51,812,262	190,701,540	233,948,224	275,475	-	-	8,565,578	8,563,865	0.3%
Total	51,812,262	190,701,540	233,948,224	275,475	-	-	8,565,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Class I	-	151,725	151,725	705	-	-	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	260,308,898	699,494,851	695,771,433	6,298,474	-	-	264,032,316	264,032,316
Fidelity SAI Enhanced Municipal Income Fund	29,933,769	138,190,353	-	1,189,702	-	1,746,726	169,870,848	16,719,572
Fidelity SAI Municipal Money Market Fund	2,731	36	-	36	-	-	2,767	2,767
	290,245,398	837,836,965	695,923,158	7,488,917	-	1,746,726	433,905,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Commercial Mortgage Securities	7,044,094	-	7,044,094	-

Fixed-Income Funds	3,771,555,466	3,771,555,466	-	-

Municipal Securities
Education	631,595,288	-	631,210,288	385,000
Electric Utilities	396,591,732	-	396,591,732	-
Escrowed/Pre-Refunded	29,283,922	-	29,283,922	-
General Obligations	2,058,743,531	-	2,058,743,531	-
Health Care	1,144,374,951	-	1,138,697,980	5,676,971
Housing	405,679,048	-	405,679,048	-
Industrial Development	216,992,329	-	209,852,129	7,140,200
Lease Revenue	61,529,598	-	60,535,098	994,500
Other	597,794,979	-	595,956,337	1,838,642
Pooled Loans	4,816,988	-	4,816,988	-
Resource Recovery	49,213,142	-	49,213,142	-
Special Tax	1,093,102,313	-	1,092,034,416	1,067,897
Tobacco Bonds	138,029,020	-	138,029,020	-
Transportation	1,799,033,274	-	1,799,033,274	-
Water & Sewer	421,260,591	-	421,130,591	130,000

Non-Convertible Corporate Bonds	4,871,788	-	3,210,107	1,661,681

Money Market Funds	307,083,038	307,083,038	-	-
Total Investments in Securities:	13,138,595,092	4,078,638,504	9,041,061,697	18,894,891
Derivative Instruments:

Assets
Futures Contracts	95,283	95,283	-	-
Total Assets	95,283	95,283	-	-
Total Derivative Instruments:	95,283	95,283	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	95,283	-
Total Interest Rate Risk	95,283	-
Total Value of Derivatives	95,283	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,562,076,781)	$12,696,123,583
Fidelity Central Funds (cost $8,565,578)	8,565,578
Other affiliated issuers (cost $432,367,223)	433,905,931

Total Investment in Securities (cost $13,003,009,582)		$13,138,595,092
Segregated cash with brokers for derivative instruments		2,374,026
Cash		100,000
Receivable for investments sold
Regular delivery		39,522,533
Delayed delivery		14,949,619
Receivable for fund shares sold		5,174,065
Dividends receivable		747,536
Interest receivable		128,764,644
Distributions receivable from Fidelity Central Funds		35,551
Receivable for daily variation margin on futures contracts		234,219
Prepaid expenses		8,158
Other receivables		17,179
Total assets		13,330,522,622
Liabilities
Payable for investments purchased on a delayed delivery basis	$37,181,583
Payable for fund shares redeemed	2,585,688
Distributions payable	42,112,373
Accrued management fee	802,340
Other payables and accrued expenses	148,384
Total liabilities		82,830,368
Net Assets		$13,247,692,254
Net Assets consist of:
Paid in capital		$14,359,442,910
Total accumulated earnings (loss)		(1,111,750,656)
Net Assets		$13,247,692,254
Net Asset Value, offering price and redemption price per share ($13,247,692,254 ÷ 1,494,344,541 shares)		$8.87
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$64,109,866
Affiliated issuers		7,488,844
Interest		195,178,007
Income from Fidelity Central Funds		275,475
Total income		267,052,192
Expenses
Management fee	$20,901,835
Custodian fees and expenses	47,083
Independent trustees' fees and expenses	27,173
Registration fees	26,755
Audit fees	41,032
Legal	6,963
Miscellaneous	23,473
Total expenses before reductions	21,074,314
Expense reductions	(16,159,150)
Total expenses after reductions		4,915,164
Net Investment income (loss)		262,137,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,730,453)
Futures contracts	(2,945,003)
Capital gain distributions from underlying funds:
Affiliated issuers	73
Total net realized gain (loss)		(27,675,383)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	439,615,574
Affiliated issuers	1,746,726
Futures contracts	417,377
Total change in net unrealized appreciation (depreciation)		441,779,677
Net gain (loss)		414,104,294
Net increase (decrease) in net assets resulting from operations		$676,241,322
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,137,028	$462,606,860
Net realized gain (loss)	(27,675,383)	(10,161,686)
Change in net unrealized appreciation (depreciation)	441,779,677	(217,146,452)
Net increase (decrease) in net assets resulting from operations	676,241,322	235,298,722
Distributions to shareholders	(254,543,196)	(451,781,323)

Share transactions
Proceeds from sales of shares	2,590,763,359	3,464,930,928
Reinvestment of distributions	9,510	17,322
Cost of shares redeemed	(1,860,860,583)	(3,408,167,124)

Net increase (decrease) in net assets resulting from share transactions	729,912,286	56,781,126
Total increase (decrease) in net assets	1,151,610,412	(159,701,475)

Net Assets
Beginning of period	12,096,081,842	12,255,783,317
End of period	$13,247,692,254	$12,096,081,842

Other Information
Shares
Sold	300,050,730	396,077,647
Issued in reinvestment of distributions	1,096	1,960
Redeemed	(215,979,927)	(386,624,431)
Net increase (decrease)	84,071,899	9,455,176

Financial Highlights
Strategic Advisers® Municipal Bond Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.58	$8.75	$8.73	$9.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.178	.346	.328	.293	.202
Net realized and unrealized gain (loss)	.285	(.178)	.015	(.305)	(.984)
Total from investment operations	.463	.168	.343	(.012)	(.782)
Distributions from net investment income	(.173)	(.338)	(.323)	(.288)	(.187)
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.173)	(.338)	(.323)	(.288)	(.188)
Net asset value, end of period	$8.87	$8.58	$8.75	$8.73	$9.03
Total Return D,E	5.46%	1.87%	4.00%	(.07)%	(7.92)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33% H	.34%	.33%	.34%	.31% H
Expenses net of fee waivers, if any	.08 % H	.09%	.08%	.09%	.06% H
Expenses net of all reductions, if any	.08% H	.09%	.08%	.09%	.06% H
Net investment income (loss)	4.10% H	3.91%	3.76%	3.35%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,247,692	$12,096,082	$12,255,783	$12,995,342	$11,160,697
Portfolio turnover rate I	27 % H	35%	48%	117%	134% H

AFor the period June 17, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Municipal Bond Fund	$17,175

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$276,202,099
Gross unrealized depreciation	(141,339,340)
Net unrealized appreciation (depreciation)	$134,862,759
Tax cost	$13,003,827,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(875,202,991)
Long-term	(347,026,119)
Total capital loss carryforward	$(1,222,229,110)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	2,465,633,732	1,721,875,399
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Delaware Investments Fund Advisers (through November 21, 2025), FIAM LLC (an affiliate of the investment adviser), Mackay Shields LLC, Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. and Western Asset Management Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Municipal Bond Fund	329

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Municipal Bond Fund	-	3,667,984	655
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Municipal Bond Fund	7,093
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $15,962,646. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $172,864.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $23,640.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Delaware Investments Fund Advisers (DIFA), FIAM LLC, MacKay Shields LLC (MacKay), Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc., and Western Asset Management Company, LLC (Western) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the existing fee schedules to the Sub-Advisory Agreements with MacKay, MFS and Western which resulted in the same or lower fees at all asset levels (each an Amendment and collectively, the Amendments). The Board also noted that no other contract terms are impacted by the Amendments. Finally, the Board approved a prospective new sub-advisory agreement with Nomura Investments Fund Advisers (NIFA) (New NIFA Sub-Advisory Agreement) to take effect upon consummation of a transaction that is expected to result in a change of control of DIFA and a name change to NIFA. The Board noted that the other terms of the New NIFA Sub-Advisory Agreement are not materially different from those of the existing sub-advisory agreement with DIFA. The Board also noted that the New NIFA Sub-Advisory Agreement would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts, approve the Amendments, and approve the New NIFA Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments and the New NIFA Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments and the New NIFA Sub-Advisory Agreement are in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments and the New NIFA Sub-Advisory Agreement do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments and the New NIFA Sub-Advisory Agreement should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments and the New NIFA Sub-Advisory Agreement do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9903615.104
SAM-SANN-0126
Strategic Advisers® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Alternatives Fund
Consolidated Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 74.8%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	14,542,932	173,788,035
AGF U.S. Market Neutral Anti-Beta Fund	1,944,444	28,933,327
American Beacon AHL Managed Futures Strategy Fund Investor Class	3,888,533	38,418,707
BlackRock Global Equity Market Neutral Fund A Shares	18,596,203	265,739,738
BlackRock Systematic Multi-Strategy Fund Investor A Shares	16,259,586	170,075,268
Federated Hermes MDT Market Neutral Fund A Shares	9,338,753	196,767,524
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (b)	5,220,558	49,490,888
Fidelity SAI Alternative Risk Premia Strategy Fund (b)	563	5,491
Fidelity SAI Convertible Arbitrage Fund (b)	41,005,617	473,614,882
First Trust Merger Arbitrage Fund Class I	4,710,826	52,525,706
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	57,327,882
John Hancock Diversified Macro Fund Class A	567	4,768
Stone Ridge Diversified Alternatives Fund Class I	21,228,382	227,568,259
The Merger Fund Class A	8,140,501	150,436,457
TOTAL ALTERNATIVE FUNDS (Cost $1,768,977,721)		1,884,696,932

Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
SYMP Series 2025-32A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4187% 10/23/2035 (c)(d)(e)		250,000	250,021
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-1A Class A, U.S. SOFR Index + 0.59%, 4.834% 10/15/2029 (c)(d)(e)		500,000	499,801
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Agl Clo 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 5% 12/2/2034 (c)(d)(e)		300,000	299,999
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (c)(d)(e)		250,000	250,255
Kkr Clo 16 Ltd Series 2025-16 Class A1R3, CME Term SOFR 3 month Index + 1.14%, 0% 10/20/2034 (c)(d)(e)		250,000	250,000
Kkr Clo Trust Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.9927% 7/20/2034 (c)(d)(e)		250,000	250,109
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.1644% 7/20/2034 (c)(d)(e)		300,000	300,109
Madison Park Funding Xlix Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.9344% 10/19/2034 (c)(d)(e)		300,000	299,920
Marble Point Clo Xxii Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.078% 7/25/2034 (c)(d)(e)		250,000	250,175
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 5.1533% 10/16/2036 (c)(d)(e)		151,758	151,760
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.1544% 4/20/2034 (c)(d)(e)		500,000	500,411
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.138% 1/25/2032 (c)(d)(e)		707,951	708,702
Symphony Clo Xxix Ltd Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4331% 10/15/2035 (c)(d)(e)		250,000	250,025
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.078% 10/25/2032 (c)(d)(e)		194,653	194,712
Wellfleet Clo Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0545% 7/15/2034 (c)(d)(e)		250,000	249,975
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			3,956,152
IRELAND - 0.0%
Cumulus Static Clo Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.264% 11/15/2033 (c)(d)(e)	EUR	220,908	256,550
LUXEMBOURG - 0.0%
Fact SA Series 2024-1 Class A, 1 month EURIBOR + 0.65%, 2.549% 9/22/2031 (c)(d)(f)	EUR	345,086	401,094
UNITED STATES - 0.0%
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (e)		121,057	121,089
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)		627,219	628,597
SCCU Auto Receivables Trust Series 2024-1A Class A2, 5.45% 12/15/2027 (e)		70,963	71,031
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (e)		258,366	259,089
TOTAL UNITED STATES			1,079,806
TOTAL ASSET-BACKED SECURITIES (Cost $6,416,506)			6,443,424

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Mortgage House Rmbs Osmium Series 2024-2 Class A1L, 1 month Australian Financial Market Rate + 1.3%, 4.8498% 3/15/2056 (c)(d)	AUD	263,963	173,637
Orde Trust Series 2025-1 Class A1L, 1 month Australian Financial Market Rate + 1.15%, 4.6999% 6/11/2056 (c)(d)	AUD	861,182	565,919
TOTAL AUSTRALIA			739,556
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2554% 12/25/2050 (c)(d)		58,429	58,754
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.0418% 8/25/2054 (c)(d)		219,333	220,005
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 6/25/2054 (c)(d)		214,509	215,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 5.3146% 8/15/2048 (c)(d)		56,791	56,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.0418% 8/25/2054 (c)(d)		282,361	283,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 12/25/2054 (c)(d)		210,211	210,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9718% 11/25/2054 (c)(d)		226,285	226,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5567 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 8/25/2055 (c)(d)		279,494	280,519
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 4.9704% 2/20/2067 (c)(d)		636,362	637,468
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1989% 5/20/2073 (c)(d)		159,186	160,519
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9989% 7/20/2074 (c)(d)		387,506	389,688
TOTAL UNITED STATES			2,739,735
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,463,647)			3,479,291

Fixed-Income Funds - 11.0%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $221,013,008)	23,068,236	276,818,835

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (g) (Cost $36,038)	BRL	200,000	35,788

Non-Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.4568% 8/3/2026 (c)(d)	700,000	701,076
FINLAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 5.0368% 2/2/2029 (c)(d)(e)	800,000	814,232
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 5.0793% 10/16/2028 (c)(d)(e)	200,000	200,853
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (c)(d)(e)	700,000	702,030
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	500,000	497,992
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.162% 4/3/2026 (e)	200,000	197,972
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.4149% 7/13/2026 (c)(d)	500,000	503,230
TOTAL JAPAN		701,202
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.63% 8/28/2026 (c)(d)	700,000	701,819
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (f)	600,000	613,180
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT International Finance PLC 1.668% 3/25/2026	300,000	297,614
Financials - 0.0%
Banks - 0.0%
Barclays PLC 4.375% 1/12/2026	200,000	200,006
TOTAL UNITED KINGDOM		497,620
UNITED STATES - 0.4%
Communication Services - 0.0%
Media - 0.0%
TCA Cable TV Inc 3.35% 9/15/2026 (e)	500,000	496,725
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (e)	300,000	300,697
Consumer Staples - 0.0%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	200,000	198,721
Financials - 0.2%
Banks - 0.0%
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	250,000	250,492
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	800,000	793,954
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 5.8% 3/5/2027	300,000	303,603
Financial Services - 0.0%
Global Payments Inc 1.2% 3/1/2026	800,000	793,726
Insurance - 0.2%
Jackson National Life Global Funding 4.9% 1/13/2027 (e)	150,000	151,165
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.6693% 1/16/2026 (c)(d)(e)	1,000,000	1,000,529
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.5651% 7/22/2026 (c)(d)(e)	200,000	200,222
		1,351,916
TOTAL FINANCIALS		3,493,691

Health Care - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc 5.25% 6/15/2026	200,000	200,154
Life Sciences Tools & Services - 0.0%
Illumina Inc 5.8% 12/12/2025	622,000	622,157
TOTAL HEALTH CARE		822,311

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 2.75% 2/1/2026	200,000	199,420
Materials - 0.0%
Containers & Packaging - 0.0%
Berry Global Inc 1.57% 1/15/2026	500,000	498,305
Utilities - 0.2%
Electric Utilities - 0.2%
Eversource Energy 4.75% 5/15/2026	400,000	401,145
Pacific Gas and Electric Co 3.15% 1/1/2026	500,000	499,333
Southern California Edison Co 4.4% 9/6/2026	500,000	500,689
		1,401,167
TOTAL UNITED STATES		7,411,037
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,797,018)		12,841,041

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
BNP Paribas, SA 4%, dated 12/1/2025 due 12/2/2025 (h)	13,901,544	13,900,000
Repurchase Agreements*	19,806,600	19,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,700,000)		33,700,000

U.S. Government Agency - Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
Ginnie Mae II Pool 6% 12/1/2055 (j)	13,900,000	14,163,884
Uniform Mortgage Backed Securities 5% 1/1/2041 (j)	700,000	708,121
Uniform Mortgage Backed Securities 5% 12/1/2040 (j)	5,700,000	5,765,906
Uniform Mortgage Backed Securities 6% 12/1/2055 (j)	6,000,000	6,143,906
Uniform Mortgage Backed Securities 6% 1/1/2056 (j)	800,000	819,031
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (j)	1,400,000	1,450,203
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (j)	1,400,000	1,450,914
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,447,625)		30,501,965

Certificates of Deposit - 0.0%
		Yield (%) (k)	Principal Amount (a)	Value ($)
MUFG Bank Ltd/Sydney 3 month Australia Bank Bill Rate + 0.87%, 4.5225% 2/17/2026 (c)(d)	AUD	4.50	500,000	327,965
Sumitomo Mitsui Banking Corp/Sydney 3 month Australia Bank Bill Rate + 0.85%, 4.4912% 2/20/2026 (c)(d)	AUD	4.47	400,000	262,366
TOTAL CERTIFICATES OF DEPOSIT (Cost $577,661)				590,331

U.S. Treasury Obligations - 0.1%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.87 to 3.89	900,000	896,956
US Treasury Bills 0% 1/29/2026	3.82	100,000	99,376
US Treasury Bills 0% 1/6/2026	3.86	100,000	99,620
US Treasury Bills 0% 1/8/2026	3.88 to 3.90	500,000	497,994
US Treasury Bills 0% 12/11/2025	3.88	100,000	99,891
US Treasury Bills 0% 12/23/2025	3.87 to 3.89	400,000	399,047
US Treasury Bills 0% 12/26/2025	3.90	300,000	299,189
US Treasury Bills 0% 2/10/2026 (l)	3.77 to 3.85	107,000	106,220
US Treasury Bills 0% 2/12/2026	3.83	100,000	99,251
US Treasury Bills 0% 2/17/2026	3.82	400,000	396,803
US Treasury Bills 0% 2/24/2026 (l)	3.83	180,000	178,433
US Treasury Bills 0% 2/3/2026 (l)	3.84 to 3.85	46,000	45,693
US Treasury Bills 0% 2/5/2026	3.80	200,000	198,627
US Treasury Bills 0% 3/10/2026 (l)	3.81	234,000	231,617
US Treasury Bills 0% 3/3/2026 (l)	3.77	72,000	71,320
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,719,792)			3,720,037

Money Market Funds - 9.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.02	1,741,781	1,742,130
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(i)	3.90	56,165,365	56,165,365
State Street Institutional U.S. Government Money Market Fund Investor Class (i)	3.86	272,177	272,177
State Street Institutional U.S. Government Money Market Fund Premier Class (i)	3.94	172,860,312	172,860,312
TOTAL MONEY MARKET FUNDS (Cost $231,039,984)			231,039,984

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	50	34,245,450	6,290	12/19/2025	43,250
S&P 500 Index	Chicago Board Options Exchange	45	30,820,905	6,250	1/16/2026	120,600
S&P 500 Index	Chicago Board Options Exchange	87	59,587,083	4,200	10/16/2026	344,520
S&P 500 Index	Chicago Board Options Exchange	88	60,271,992	4,300	9/18/2026	337,480
S&P 500 Index	Chicago Board Options Exchange	44	30,135,996	6,400	2/20/2026	320,100
S&P 500 Index	Chicago Board Options Exchange	78	53,422,902	4,200	11/20/2026	351,000

						1,516,950
TOTAL PURCHASED OPTIONS (Cost $2,825,765)						1,516,950

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $2,315,014,765)	2,485,384,578
NET OTHER ASSETS (LIABILITIES) - 1.4%	35,415,337
NET ASSETS - 100.0%	2,520,799,915

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 12/1/2055	(11,800,000)	(12,024,016)
Uniform Mortgage Backed Securities 5% 1/1/2041	(700,000)	(708,121)
Uniform Mortgage Backed Securities 5% 12/1/2040	(3,800,000)	(3,843,938)
Uniform Mortgage Backed Securities 6% 12/1/2055	(6,000,000)	(6,143,906)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(1,400,000)	(1,450,203)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(24,170,184)

TOTAL TBA SALE COMMITMENTS (Proceeds $24,124,915)		(24,170,184)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Contracts (United States)	33	3/13/2026	1,890,900	39,176	39,176
CBOT Soybean Meal Contracts (United States)	36	3/13/2026	1,167,120	6,478	6,478
CEC Copper Contracts (United States)	31	3/27/2026	4,085,800	155,090	155,090
CEC Copper Contracts (United States)	1	5/27/2026	132,938	1,923	1,923
CEC Gold Bullion Contracts (United States)	4	2/25/2026	1,701,960	55,166	55,166
CEC Gold Bullion Contracts (United States)	84	2/25/2026	35,741,160	770,819	770,819
CEC Silver Bullion Contracts (United States)	4	3/27/2026	1,143,260	116,147	116,147
CME Cattle Feeder Contracts (United States)	1	5/21/2026	157,288	5,323	5,323
CME Cattle Feeder Contracts (United States)	6	3/26/2026	953,550	4,485	4,485
CME Cattle Feeder Contracts (United States)	15	1/29/2026	2,429,813	25,264	25,264
CME Cattle Feeder Contracts (United States)	2	4/30/2026	316,625	(655)	(655)
CME Live Cattle Contracts (United States)	17	12/31/2025	1,465,910	(43,641)	(43,641)
CME Live Cattle Contracts (United States)	2	2/27/2026	174,280	(24,827)	(24,827)
CME Live Cattle Contracts (United States)	22	2/27/2026	1,917,080	(22,993)	(22,993)
CME Live Cattle Contracts (United States)	15	4/30/2026	1,317,300	13,384	13,384
CME Live Cattle Contracts (United States)	8	6/30/2026	686,080	13,801	13,801
ICE Brent Crude Oil Contracts (United Kingdom)	115	12/30/2025	7,173,700	(107,700)	(107,700)
ICE Brent Crude Oil Contracts (United Kingdom)	3	2/27/2026	185,190	(3,073)	(3,073)
ICE Brent Crude Oil Contracts (United Kingdom)	52	1/30/2026	3,222,440	(64,259)	(64,259)
ICE Coffee C Contracts (United States)	9	3/19/2026	1,286,550	11,593	11,593
ICE Coffee C Contracts (United States)	1	3/19/2026	142,950	(1,315)	(1,315)
ICE Coffee Robusta Contracts (United Kingdom)	1	5/22/2026	43,350	(941)	(941)
ICE Coffee Robusta Contracts (United Kingdom)	12	3/25/2026	529,560	3,385	3,385
ICE Coffee Robusta Contracts (United Kingdom)	2	1/26/2026	91,300	2,862	2,862
ICE Coffee Robusta Contracts (United Kingdom)	13	1/26/2026	593,450	53,984	53,984
ICE Cotton No 2 Contracts (United States)	2	5/6/2026	65,920	(2,030)	(2,030)
ICE Cotton No 2 Contracts (United States)	33	3/9/2026	1,067,715	(14,873)	(14,873)
ICE Cotton No 2 Contracts (United States)	1	7/9/2026	33,480	(403)	(403)
ICE ENDEX Carbon Emission Contracts (Netherlands)	20	12/15/2025	1,932,215	134,644	134,644
ICE ENDEX Natural Gas Contracts (Netherlands)	20	12/30/2025	497,555	(44,974)	(44,974)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	2/26/2026	123,092	(9,844)	(9,844)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	1/29/2026	112,519	(15,783)	(15,783)
ICE Frozen Concentrate Orange Juice Contracts (United States)	3	1/9/2026	70,223	(15,878)	(15,878)
ICE Frozen Concentrate Orange Juice Contracts (United States)	1	3/11/2026	23,775	327	327
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	7	12/11/2025	480,025	34,667	34,667
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	16	1/12/2026	1,071,600	(28,543)	(28,543)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	11	2/12/2026	726,550	(35,971)	(35,971)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	4	2/12/2026	264,200	(12,005)	(12,005)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	1	3/12/2026	65,150	(2,751)	(2,751)
ICE Natural Gas Contracts (United Kingdom)	5	12/30/2025	154,475	(9,007)	(9,007)
ICE WTI Crude Contracts (United Kingdom)	16	12/18/2025	936,800	(17,088)	(17,088)
ICE WTI Crude Contracts (United Kingdom)	11	1/16/2026	641,190	(1,922)	(1,922)
ICE WTI Crude Contracts (United Kingdom)	10	2/19/2026	580,900	(9,101)	(9,101)
ICE WTI Crude Contracts (United Kingdom)	2	3/19/2026	116,000	(2,682)	(2,682)
LME Aluminum Contracts (United Kingdom)	6	12/15/2025	428,867	14,694	14,694
LME Aluminum Contracts (United Kingdom)	23	1/19/2026	1,646,662	48,268	48,268
LME Lead Contracts (United Kingdom)	14	1/19/2026	687,145	(34,701)	(34,701)
LME Nickel Contracts (United Kingdom)	5	1/19/2026	442,486	(11,619)	(11,619)
LME Zinc Contracts (United Kingdom)	14	12/15/2025	1,082,911	41,987	41,987
LME Zinc Contracts (United Kingdom)	18	1/19/2026	1,391,292	11,405	11,405
LME Zinc Contracts (United Kingdom)	5	2/16/2026	383,451	2,832	2,832
LME Zinc Contracts (United Kingdom)	2	3/16/2026	152,764	9	9
NYMEX Gasoline RBOB Contracts (United States)	20	12/31/2025	1,530,060	(44,751)	(44,751)
NYMEX Gasoline RBOB Contracts (United States)	9	2/27/2026	694,197	(20,095)	(20,095)
NYMEX Gasoline RBOB Contracts (United States)	1	2/27/2026	77,133	(4,030)	(4,030)
NYMEX Gasoline RBOB Contracts (United States)	6	1/30/2026	458,262	1,135	1,135
NYMEX Gasoline RBOB Contracts (United States)	1	3/31/2026	85,453	(405)	(405)
NYMEX Heating Oil Contracts (United States)	13	12/31/2025	1,257,493	(18,908)	(18,908)
NYMEX Heating Oil Contracts (United States)	9	2/27/2026	843,772	(33,337)	(33,337)
NYMEX Heating Oil Contracts (United States)	4	2/27/2026	375,010	(14,061)	(14,061)
NYMEX Heating Oil Contracts (United States)	4	1/30/2026	381,158	(9,604)	(9,604)
NYMEX Natural Gas Contracts (United States)	5	2/25/2026	191,150	(5,003)	(5,003)
NYMEX Palladium Bullion Contracts (United States)	6	3/27/2026	903,780	50,230	50,230
NYMEX Platinum Bullion Contracts (United States)	9	1/28/2026	758,250	108,310	108,310
NYMEX WTI Crude Contracts (United States)	171	12/19/2025	10,012,050	(180,850)	(180,850)
NYMEX WTI Crude Contracts (United States)	40	1/20/2026	2,331,600	(27,485)	(27,485)
NYMEX WTI Crude Contracts (United States)	18	2/20/2026	1,045,620	(17,624)	(17,624)
SGX Iron Ore Contracts (Singapore)	41	1/30/2026	419,020	4,802	4,802

TOTAL COMMODITY CONTRACTS					817,458

Equity Contracts
CBOE VIX Index Contracts (United States)	155	12/17/2025	2,831,649	(251,785)	(251,785)
CBOE VIX Index Contracts (United States)	22	2/18/2026	458,443	(17,148)	(17,148)
CBOE VIX Index Contracts (United States)	80	1/21/2026	1,589,360	(87,536)	(87,536)
CME E-Mini Nasdaq 100 Index Contracts (United States)	33	12/19/2025	16,818,120	619,452	619,452
CME E-Mini S&P 500 Index Contracts (United States)	119	12/19/2025	40,814,025	1,188,959	1,188,959
Eurex DAX Contracts (Germany)	49	12/19/2025	33,926,661	350,822	350,822
Eurex Euro STOXX Bank Index Contracts (Germany)	63	12/19/2025	890,748	29,778	29,778
Eurex SMI Contracts (Germany)	69	12/19/2025	11,043,780	651,163	651,163
Euronext CAC 40 Index Contracts (France)	1	12/19/2025	94,302	1,462	1,462
FTSE/JSE Top 40 Index Contracts (South Africa)	22	12/18/2025	1,332,465	47,831	47,831
HKEX Hang Seng Index Contracts (Hong Kong)	38	12/30/2025	2,228,806	(9,824)	(9,824)
HKEX Hang Seng Index Contracts (Hong Kong)	24	12/30/2025	3,991,189	(11,006)	(11,006)
ICE Financial Times 100 Index Contracts (United Kingdom)	6	12/19/2025	774,047	32,811	32,811
ICE MSCI Emerging Markets Index Contracts (United States)	51	12/19/2025	3,512,880	87,457	87,457
IDEM FTSE MIB Index Contracts (Italy)	30	12/19/2025	7,554,749	146,900	146,900
KRX KOSPI 200 Index Contracts (South Korea)	93	12/11/2025	8,806,914	1,532,074	1,532,074
MEFF IBEX 35 Index Contracts (Spain)	7	12/19/2025	1,330,644	29,315	29,315
NSE Nifty 50 Index Contracts (India)	68	12/30/2025	3,588,632	11,352	11,352
OMXS30 Index Contracts (Sweden)	45	12/19/2025	1,331,723	42,646	42,646
OSE TOPIX Contracts (Japan)	65	12/11/2025	14,062,770	1,005,340	1,005,340
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	52	12/30/2025	4,732,520	139,312	139,312
SGX MSCI Singapore Index Contracts (Singapore)	150	12/30/2025	5,129,645	33,867	33,867
SGX Nikkei 225 Index Contracts (Singapore)	5	12/11/2025	805,112	92,618	92,618
SGX-DC FTSE China A50 Index Contracts (Singapore)	1,237	12/30/2025	18,636,642	135,673	135,673
TME S&P/TSX 60 Index Contracts (Canada)	57	12/18/2025	15,000,408	717,650	717,650
WSE WIG 20 Index Contracts (Poland)	47	12/19/2025	775,831	19,361	19,361

TOTAL EQUITY CONTRACTS					6,538,544

Foreign Exchange Contracts
CME Euro Contracts (United States)	19	12/15/2025	2,758,639	(12,771)	(12,771)
CME Euro/CZK Cross-Currency Rate Contracts (United States)	11	12/15/2025	2,110,630	25,616	25,616
CME Euro/HUF Cross-Currency Rate Contracts (United States)	40	12/15/2025	3,645,634	141,622	141,622
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	33	12/15/2025	4,517,637	44,777	44,777
CME Japanese Yen Contracts (United States)	924	12/15/2025	74,041,275	(1,309,845)	(1,309,845)
CME Mexican Peso Contracts (United States)	519	12/15/2025	14,160,915	348,524	348,524
CME South African Rand Contracts (United States)	105	12/15/2025	3,064,688	86,916	86,916
CME United Kingdom Pound Contracts (United States)	943	12/15/2025	78,003,781	(1,144,104)	(1,144,104)
KRX US Dollar Contracts (South Korea)	203	12/15/2025	2,031,992	4,432	4,432

TOTAL FOREIGN EXCHANGE CONTRACTS					(1,814,833)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	10	3/11/2027	6,489,573	(9,113)	(9,113)
ASX 3Y Australia Treasury Bond Contracts (Australia)	97	12/15/2025	6,728,431	(79,313)	(79,313)
ASX 90 Day Bill Contract (Australia)	25	9/10/2026	16,227,897	(17,566)	(17,566)
ASX 90 Day Bill Contract (Australia)	22	12/10/2026	14,278,805	(20,464)	(20,464)
ASX 90 Day Bill Contract (Australia)	43	6/11/2026	27,914,711	(25,052)	(25,052)
ASX 90 Day Bill Contract (Australia)	52	3/12/2026	33,760,625	(23,552)	(23,552)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	13	3/20/2026	1,510,844	12,670	12,670
CBOT 2Y US Treasury Notes Contracts (United States)	8	3/31/2026	1,670,813	1,615	1,615
CBOT US Treasury Ultra Bond Contracts (United States)	100	3/20/2026	12,103,125	33,747	33,747
CME 3M US SOFR Index Contracts (United States)	12	3/16/2027	2,908,650	(312)	(312)
Eurex Deutschland Italian Republic Contracts (Germany)	5	3/6/2026	623,920	(6)	(6)
Eurex Euro-BTP Contracts (Germany)	404	12/8/2025	56,895,998	1,144,272	1,144,272
Eurex Euro-Bobl Contracts (Germany)	123	12/8/2025	16,834,184	(24,709)	(24,709)
Eurex Euro-Bund Contracts (Germany)	169	12/8/2025	25,273,258	177,292	177,292
Eurex Euro-OAT Contracts (Germany)	60	12/8/2025	8,552,940	169,152	169,152
Eurex Short Euro-BTP Contracts (Germany)	147	12/8/2025	18,446,449	22,797	22,797
ICE 3M SONIA Index Contracts (United States)	49	3/16/2027	15,672,922	12,650	12,650
ICE Long GILT Futures (United Kingdom)	81	3/27/2026	9,819,180	85,966	85,966
TMX 10Y Canadian Bond Contracts (Canada)	70	3/20/2026	6,160,721	15,187	15,187
TMX 5Y Canadian Bond Contracts (Canada)	5	3/20/2026	409,496	214	214

TOTAL INTEREST RATE CONTRACTS					1,475,475

TOTAL PURCHASED					7,016,644

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	83	3/13/2026	1,858,163	(57,391)	(57,391)
CBOT Corn Contracts (United States)	192	3/13/2026	4,298,400	(59,760)	(59,760)
CBOT Corn Contracts (United States)	28	5/14/2026	638,050	4,919	4,919
CBOT Corn Contracts (United States)	29	7/14/2026	668,813	(1,346)	(1,346)
CBOT Corn Contracts (United States)	5	9/14/2026	114,125	(1,612)	(1,612)
CBOT Corn Contracts (United States)	23	12/14/2026	538,488	(6,094)	(6,094)
CBOT KC Hard Red Winter Wheat Contracts (United States)	7	3/13/2026	184,625	2,121	2,121
CBOT KC Hard Red Winter Wheat Contracts (United States)	141	3/13/2026	3,718,875	89,978	89,978
CBOT KC Hard Red Winter Wheat Contracts (United States)	51	5/14/2026	1,374,450	19,900	19,900
CBOT KC Hard Red Winter Wheat Contracts (United States)	36	7/14/2026	991,800	6,174	6,174
CBOT Soybean Contracts (United States)	25	3/13/2026	1,432,500	(70,274)	(70,274)
CBOT Soybean Contracts (United States)	12	5/14/2026	693,150	(25,717)	(25,717)
CBOT Soybean Contracts (United States)	12	7/14/2026	698,100	(32,380)	(32,380)
CBOT Soybean Meal Contracts (United States)	28	3/13/2026	907,760	(13,929)	(13,929)
CBOT Soybean Meal Contracts (United States)	31	1/14/2026	987,970	(49,586)	(49,586)
CBOT Soybean Meal Contracts (United States)	8	5/14/2026	263,680	(16,540)	(16,540)
CBOT Soybean Meal Contracts (United States)	12	7/14/2026	401,760	(12,200)	(12,200)
CBOT Soybean Meal Contracts (United States)	2	8/14/2026	67,080	(3,265)	(3,265)
CBOT Soybean Oil Contracts (United States)	12	3/13/2026	378,360	(14,234)	(14,234)
CBOT Soybean Oil Contracts (United States)	18	3/13/2026	567,540	(10,862)	(10,862)
CBOT Soybean Oil Contracts (United States)	34	1/14/2026	1,061,820	(11,874)	(11,874)
CBOT Soybean Oil Contracts (United States)	12	5/14/2026	380,448	(9,708)	(9,708)
CBOT Soybean Oil Contracts (United States)	6	7/14/2026	190,548	(5,127)	(5,127)
CBOT Soybean Oil Contracts (United States)	1	8/14/2026	31,602	(770)	(770)
CBOT Soybeans Contracts (United States)	82	1/14/2026	4,664,775	(270,177)	(270,177)
CBOT Wheat Contracts (United States)	2	3/13/2026	53,850	(703)	(703)
CBOT Wheat Contracts (United States)	61	3/13/2026	1,642,425	33,762	33,762
CBOT Wheat Contracts (United States)	22	5/14/2026	601,425	6,408	6,408
CBOT Wheat Contracts (United States)	8	7/14/2026	222,000	2,330	2,330
CBOT Wheat Contracts (United States)	1	9/14/2026	28,388	(452)	(452)
CEC Silver Bullion Contracts (United States)	100	3/27/2026	28,581,500	(2,964,877)	(2,964,877)
CME Lean Hogs Contracts (United States)	4	12/12/2025	128,960	14,630	14,630
CME Lean Hogs Contracts (United States)	2	6/12/2026	77,400	2,455	2,455
CME Lean Hogs Contracts (United States)	14	2/13/2026	453,600	(3,791)	(3,791)
CME Lean Hogs Contracts (United States)	23	2/13/2026	745,200	49,514	49,514
CME Lean Hogs Contracts (United States)	8	4/15/2026	271,680	19,191	19,191
EEX Phelix DE Baseload Contracts (Germany)	2	12/29/2025	484,705	(3,716)	(3,716)
Euronext MATIF Rapeseed Contracts (France)	4	1/30/2026	112,148	(854)	(854)
Euronext MATIF Rapeseed Contracts (France)	30	4/30/2026	833,276	1,362	1,362
Euronext MATIF Rapeseed Contracts (France)	1	10/30/2026	27,181	126	126
Euronext MATIF Rapeseed Contracts (France)	3	7/31/2026	80,804	492	492
Euronext MATIF Wheat Contracts (France)	91	3/10/2026	992,563	11,431	11,431
Euronext MATIF Wheat Contracts (France)	238	3/10/2026	2,595,935	153,202	153,202
Euronext MATIF Wheat Contracts (France)	23	9/10/2026	264,212	11,840	11,840
Euronext MATIF Wheat Contracts (France)	18	12/10/2026	214,085	4,142	4,142
Euronext MATIF Wheat Contracts (France)	59	5/11/2026	655,511	37,563	37,563
ICE Brent Crude Oil Contracts (United Kingdom)	6	2/27/2026	370,380	12,203	12,203
ICE Canola Contracts (United States)	20	3/13/2026	190,060	(212)	(212)
ICE Canola Contracts (United States)	22	1/14/2026	204,879	(252)	(252)
ICE Canola Contracts (United States)	1	5/14/2026	9,652	(175)	(175)
ICE Cocoa Contracts (United Kingdom)	1	5/13/2026	54,033	7,255	7,255
ICE Cocoa Contracts (United States)	2	5/13/2026	110,220	3,885	3,885
ICE Cocoa Contracts (United States)	7	3/16/2026	377,029	53,860	53,860
ICE Cocoa Contracts (United States)	4	3/16/2026	215,445	27,730	27,730
ICE Cocoa Contracts (United States)	5	3/16/2026	275,200	67,349	67,349
ICE Cocoa Contracts (United States)	5	3/16/2026	275,200	33,587	33,587
ICE Cotton No 2 Contracts (United States)	17	3/9/2026	550,035	4,843	4,843
ICE ENDEX Carbon Emission Contracts (Netherlands)	5	12/15/2025	483,054	(34,137)	(34,137)
ICE ENDEX Natural Gas Contracts (Netherlands)	30	2/26/2026	738,552	77,979	77,979
ICE Natural Gas Contracts (United Kingdom)	30	12/30/2025	926,851	89,657	89,657
ICE Sugar No 11 Contracts (United States)	86	2/27/2026	1,465,027	110,026	110,026
ICE Sugar No 11 Contracts (United States)	80	2/27/2026	1,362,816	160,507	160,507
ICE Sugar No 11 Contracts (United States)	28	4/30/2026	461,933	43,497	43,497
ICE Sugar No 11 Contracts (United States)	4	6/30/2026	65,766	1,883	1,883
ICE White Sugar Contracts (United Kingdom)	23	2/13/2026	500,825	(28,465)	(28,465)
ICE White Sugar Contracts (United Kingdom)	24	2/13/2026	522,600	9,110	9,110
ICE White Sugar Contracts (United Kingdom)	5	4/15/2026	107,700	(986)	(986)
ICE White Sugar Contracts (United Kingdom)	1	7/16/2026	21,285	(721)	(721)
LME Aluminum Contracts (United Kingdom)	12	1/19/2026	859,128	(27,239)	(27,239)
LME Aluminum Contracts (United Kingdom)	6	12/15/2025	428,867	(12,242)	(12,242)
LME Lead Contracts (United Kingdom)	26	1/19/2026	1,276,126	5,078	5,078
LME Lead Contracts (United Kingdom)	10	3/16/2026	496,588	(35)	(35)
LME Nickel Contracts (United Kingdom)	2	1/19/2026	176,994	3,842	3,842
LME Zinc Contracts (United Kingdom)	14	12/15/2025	1,082,911	(2,977)	(2,977)
LME Zinc Contracts (United Kingdom)	7	1/19/2026	541,058	(5,307)	(5,307)
LME Zinc Contracts (United Kingdom)	2	2/16/2026	153,381	(1,023)	(1,023)
LME Zinc Contracts (United Kingdom)	1	3/16/2026	76,382	(88)	(88)
NYMEX Natural Gas Contracts (United States)	197	12/29/2025	9,554,500	(393,018)	(393,018)
NYMEX Natural Gas Contracts (United States)	11	2/25/2026	420,530	3,448	3,448
NYMEX Natural Gas Contracts (United States)	10	3/27/2026	369,900	1,400	1,400
NYMEX Natural Gas Contracts (United States)	18	1/28/2026	795,240	(16,265)	(16,265)
NYMEX Natural Gas Contracts (United States)	3	4/28/2026	111,570	2,034	2,034
NYMEX Palladium Bullion Contracts (United States)	13	3/27/2026	1,958,190	(111,024)	(111,024)
NYMEX Platinum Bullion Contracts (United States)	89	1/28/2026	7,498,250	(851,780)	(851,780)
NYMEX Platinum Bullion Contracts (United States)	2	4/28/2026	170,440	(13,199)	(13,199)
NYMEX WTI Crude Contracts (United States)	13	2/20/2026	755,170	24,443	24,443

TOTAL COMMODITY CONTRACTS					(3,931,228)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	9	12/18/2025	1,271,253	10,232	10,232
BIST 30 Index Contracts (Turkey)	284	12/31/2025	817,361	13,735	13,735
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	5	12/19/2025	1,193,575	(17,688)	(17,688)
CME E-Mini Russell 2000 Index Contracts (United States)	147	12/19/2025	18,412,485	(558,613)	(558,613)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	12	12/19/2025	3,977,280	16,120	16,120
Eurex Euro STOXX 50 Contracts (Germany)	86	12/19/2025	5,662,090	(197,300)	(197,300)
Euronext CAC 40 Index Contracts (France)	66	12/19/2025	6,223,909	(93,633)	(93,633)
FTSE/JSE Top 40 Index Contracts (South Africa)	57	12/18/2025	3,452,296	(153,499)	(153,499)
HKEX Hang Seng Index Contracts (Hong Kong)	3	12/30/2025	175,958	233	233
ICE Financial Times 100 Index Contracts (United Kingdom)	115	12/19/2025	14,835,897	(560,310)	(560,310)
MEFF IBEX 35 Index Contracts (Spain)	21	12/19/2025	3,991,932	(110,182)	(110,182)
OSE Nikkei 225 Index Contracts (Japan)	82	12/11/2025	2,637,880	(349,663)	(349,663)
OSE Nikkei 225 Index Contracts (Japan)	9	12/11/2025	2,895,234	(345,157)	(345,157)
SGX Nikkei 225 Index Contracts (Singapore)	5	12/11/2025	805,112	(111,671)	(111,671)

TOTAL EQUITY CONTRACTS					(2,457,396)

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	650	12/15/2025	42,594,500	336,059	336,059
CME Canadian Dollar Contracts (United States)	473	12/16/2025	33,878,625	422,066	422,066
CME Euro Contracts (United States)	255	12/15/2025	37,011,656	502,297	502,297
CME Euro/SEK Cross-Currency Rate Contracts (United States)	2	12/15/2025	290,086	1,510	1,510
CME Israel Sheckel Contracts (United States)	21	12/15/2025	6,448,890	(93,867)	(93,867)
CME New Zealand Dollar Contracts (United States)	158	12/15/2025	9,073,150	327,035	327,035
CME Swiss Franc Contracts (United States)	237	12/15/2025	36,948,300	596,882	596,882

TOTAL FOREIGN EXCHANGE CONTRACTS					2,091,982

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	195	12/15/2025	14,277,713	217,475	217,475
ASX 3Y Australia Treasury Bond Contracts (Australia)	46	12/15/2025	3,190,802	15,840	15,840
CBOT 10Y US Treasury Notes Contracts (United States)	176	3/20/2026	19,948,500	(20,636)	(20,636)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	54	3/20/2026	6,275,813	(17,233)	(17,233)
CBOT 2Y US Treasury Notes Contracts (United States)	713	3/31/2026	148,911,164	39,117	39,117
CBOT 5Y US Treasury Notes Contracts (United States)	413	3/31/2026	45,329,977	(35,404)	(35,404)
CBOT US Treasury Long Bond Contracts (United States)	89	3/20/2026	10,454,719	(28,646)	(28,646)
CME 3M US SOFR Index Contracts (United States)	329	9/15/2026	79,531,638	(29,742)	(29,742)
CME 3M US SOFR Index Contracts (United States)	297	12/15/2026	71,925,975	(64,679)	(64,679)
CME 3M US SOFR Index Contracts (United States)	293	6/16/2026	70,649,625	20,540	20,540
CME 3M US SOFR Index Contracts (United States)	270	9/14/2027	65,461,500	(88,586)	(88,586)
CME 3M US SOFR Index Contracts (United States)	287	6/15/2027	69,586,738	(87,063)	(87,063)
CME 3M US SOFR Index Contracts (United States)	432	3/16/2027	104,711,400	(89,228)	(89,228)
CME US SOFR Index Contracts (United States)	249	12/14/2027	60,354,488	(59,616)	(59,616)
CME US SOFR Index Contracts (United States)	231	3/14/2028	55,968,413	61,000	61,000
Eurex Euro-Buxl Contracts (Germany)	66	12/8/2025	8,715,157	(59,780)	(59,780)
Eurex Euro-Schatz Contracts (Germany)	246	12/8/2025	30,535,596	35,485	35,485
Eurex Euro-Schatz Contracts (Germany)	82	3/6/2026	10,178,532	850	850
ICE 3M EURIBOR Index Contracts (United States)	37	9/14/2026	10,519,646	6,467	6,467
ICE 3M EURIBOR Index Contracts (United States)	51	12/14/2026	14,496,354	(7,538)	(7,538)
ICE 3M EURIBOR Index Contracts (United States)	44	6/15/2026	12,509,849	668	668
ICE 3M EURIBOR Index Contracts (United States)	52	3/16/2026	14,779,842	16,467	16,467
ICE 3M EURIBOR Index Contracts (United States)	14	9/13/2027	3,973,706	2,393	2,393
ICE 3M EURIBOR Index Contracts (United States)	10	12/13/2027	2,836,766	990	990
ICE 3M EURIBOR Index Contracts (United States)	20	6/14/2027	5,679,623	1,819	1,819
ICE 3M EURIBOR Index Contracts (United States)	54	3/15/2027	15,342,815	(12,646)	(12,646)
ICE 3M SONIA Index Contracts (United States)	50	9/15/2026	15,980,368	(14,350)	(14,350)
ICE 3M SONIA Index Contracts (United States)	53	12/15/2026	16,949,714	(18,732)	(18,732)
ICE 3M SONIA Index Contracts (United States)	47	6/16/2026	15,001,327	(7,733)	(7,733)
ICE 3M SONIA Index Contracts (United States)	56	3/16/2027	17,911,911	(23,998)	(23,998)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	87	12/16/2025	6,738,000	291,706	291,706
KRX 3Y Korea Treasury Bond Contracts (South Korea)	36	12/16/2025	2,589,441	32,403	32,403
OSE 10Y Japan Treasury Bond Contracts (Japan)	33	12/15/2025	28,547,678	366,762	366,762
TME 3M CORRA Contracts (Canada)	14	9/15/2026	2,450,338	(4,857)	(4,857)
TME 3M CORRA Contracts (Canada)	13	12/15/2026	2,274,384	(4,350)	(4,350)
TME 3M CORRA Contracts (Canada)	12	6/16/2026	2,099,860	(3,907)	(3,907)
TME 3M CORRA Contracts (Canada)	7	6/15/2027	1,222,727	(812)	(812)
TME 3M CORRA Contracts (Canada)	12	3/16/2027	2,097,928	(3,206)	(3,206)
TMX 2Y Canadian Bond Contracts (Canada)	22	3/20/2026	1,667,416	(671)	(671)

TOTAL INTEREST RATE CONTRACTS					426,569

TOTAL SOLD					(3,870,073)

TOTAL FUTURES CONTRACTS					3,146,571
The notional amount of futures purchased as a percentage of Net Assets is 30.7%
The notional amount of futures sold as a percentage of Net Assets is 55.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,152,879	USD	749,158	BNP Paribas SA	12/2/2025	6,151
AUD	1,060,121	USD	692,545	JPMorgan Chase Bank NA	12/2/2025	1,993
AUD	95,000	USD	61,860	Morgan Stanley	12/2/2025	379
AUD	1,900,000	USD	1,262,651	Barclays Bank PLC	12/17/2025	(17,698)
AUD	500,000	USD	334,253	Canadian Imperial Bank of Commerce	12/17/2025	(6,634)
BRL	17,016,977	USD	3,142,041	Goldman Sachs Bank USA	12/2/2025	45,943
BRL	50	USD	9	Goldman Sachs Bank USA	12/2/2025	0
BRL	93,273	USD	17,311	Goldman Sachs Bank USA	12/2/2025	163
BRL	2,670,000	USD	500,000	Citibank NA	12/17/2025	(1,479)
BRL	9,107,891	USD	1,700,000	Citibank NA	12/17/2025	554
BRL	17,469,405	USD	3,152,810	Goldman Sachs Bank USA	3/3/2026	53,463
CAD	4,678,962	USD	3,317,002	Citibank NA	12/2/2025	31,213
CHF	361,654	USD	451,523	Bank of America NA	12/2/2025	(1,200)
CHF	1,011,997	USD	1,300,000	Morgan Stanley	12/17/2025	(37,284)
CHF	359,334	USD	448,202	Goldman Sachs Bank USA	1/14/2026	1,670
CLP	34,657,269	USD	37,000	BNP Paribas SA	12/17/2025	350
CLP	94,180,437	USD	99,000	BNP Paribas SA	12/17/2025	2,498
CLP	568,843,244	USD	598,000	BNP Paribas SA	12/17/2025	15,041
CLP	555,300,000	USD	600,000	Bank of America NA	12/17/2025	(1,555)
CLP	573,348,000	USD	600,000	Barclays Bank PLC	12/17/2025	17,895
CLP	936,195	USD	1,000	Citibank NA	12/17/2025	9
CLP	192,493,518	USD	200,000	Citibank NA	12/17/2025	7,450
CLP	1,077,032,500	USD	1,150,000	Citibank NA	12/17/2025	10,715
CLP	14,164,500	USD	15,000	Citibank NA	12/17/2025	265
CLP	1,049,173,600	USD	1,103,000	State Street Bank & Trust Co	12/17/2025	27,691
CLP	11,238,000	USD	12,000	UBS AG	12/17/2025	111
CLP	552,591,000	USD	585,000	UBS AG	12/17/2025	10,526
CLP	2,270,949,526	USD	2,437,504	Citibank NA	3/18/2026	10,561
CLP	2,453,008,737	USD	2,636,510	UBS AG	3/18/2026	7,814
CNY	6,362,074	USD	900,000	Barclays Bank PLC	12/17/2025	123
CNY	4,935,709	USD	700,000	Canadian Imperial Bank of Commerce	12/17/2025	(1,683)
COP	1,252,112,933	USD	318,009	Citibank NA	12/9/2025	15,074
COP	7,550,252	USD	1,936	Barclays Bank PLC	12/17/2025	71
COP	1,573,716,000	USD	400,000	Barclays Bank PLC	12/17/2025	18,250
COP	762,095,673	USD	205,361	UBS AG	12/17/2025	(2,818)
COP	13,117,856,132	USD	3,336,026	UBS AG	1/26/2026	132,269
COP	1,601,709,838	USD	411,671	Citibank NA	2/9/2026	10,953
COP	1,274,510,603	USD	324,463	UBS AG	3/5/2026	10,612
CZK	3,867,000	USD	187,607	Bank of America NA	12/17/2025	(1,960)
CZK	8,328,730	USD	400,000	Deutsche Bank AG	12/17/2025	(155)
CZK	702,000	USD	33,693	JPMorgan Chase Bank NA	12/17/2025	9
CZK	7,296,157	USD	354,686	Morgan Stanley	12/17/2025	(4,413)
CZK	17,637,584	USD	853,459	Morgan Stanley	12/17/2025	(6,715)
EUR	15,000	USD	17,368	BNP Paribas SA	12/2/2025	37
EUR	20,000	USD	23,168	BNP Paribas SA	12/2/2025	39
EUR	24,000	USD	27,897	BNP Paribas SA	12/2/2025	(48)
EUR	14,000	USD	16,223	BNP Paribas SA	12/2/2025	22
EUR	5,000	USD	5,772	BNP Paribas SA	12/2/2025	30
EUR	14,000	USD	16,130	BNP Paribas SA	12/2/2025	115
EUR	13,000	USD	15,050	Bank of America NA	12/2/2025	34
EUR	10,000	USD	11,521	Bank of America NA	12/2/2025	82
EUR	17,000	USD	19,599	Bank of America NA	12/2/2025	127
EUR	32,000	USD	37,059	Bank of America NA	12/2/2025	72
EUR	8,000	USD	9,226	Bank of America NA	12/2/2025	57
EUR	106,039	USD	122,824	Barclays Bank PLC	12/2/2025	217
EUR	4,000	USD	4,648	Citibank NA	12/2/2025	(7)
EUR	750,000	USD	893,183	Barclays Bank PLC	12/17/2025	(22,171)
EUR	26,009	USD	30,198	Barclays Bank PLC	1/14/2026	54
EUR	16,000	USD	18,550	Citibank NA	1/14/2026	60
GBP	15,657	USD	20,869	BNP Paribas SA	12/2/2025	(143)
GBP	18,000	USD	23,597	BNP Paribas SA	12/2/2025	230
GBP	11,000	USD	14,428	BNP Paribas SA	12/2/2025	133
GBP	234,083	USD	312,294	Bank of America NA	12/2/2025	(2,438)
GBP	13,000	USD	17,080	Bank of America NA	12/2/2025	128
GBP	8,000	USD	10,465	Bank of America NA	12/2/2025	125
GBP	29,000	USD	37,942	Barclays Bank PLC	12/2/2025	445
GBP	11,000	USD	14,469	Citibank NA	12/2/2025	91
GBP	19,000	USD	24,877	JPMorgan Chase Bank NA	12/2/2025	273
GBP	15,000	USD	19,675	NatWest Markets PLC	12/2/2025	181
GBP	428,695	USD	571,819	State Street Bank & Trust Co	12/2/2025	(4,355)
GBP	18,000	USD	23,633	State Street Bank & Trust Co	12/2/2025	193
GBP	1,562,500	USD	2,135,425	Barclays Bank PLC	12/17/2025	(67,133)
GBP	30,875	USD	40,650	Bank of America NA	1/14/2026	219
GBP	369,373	USD	482,960	Barclays Bank PLC	1/14/2026	5,978
GBP	183,680	USD	240,164	Barclays Bank PLC	1/14/2026	2,973
GBP	24,127	USD	31,546	Barclays Bank PLC	1/14/2026	391
GBP	11,998	USD	15,688	Barclays Bank PLC	1/14/2026	194
GBP	11,000	USD	14,557	Citibank NA	1/14/2026	4
HUF	198,522,650	USD	600,000	BNP Paribas SA	12/17/2025	3,430
HUF	621,811,091	USD	1,872,330	BNP Paribas SA	12/17/2025	17,728
HUF	285,744,022	USD	861,000	BNP Paribas SA	12/17/2025	7,548
HUF	145,769,950	USD	439,000	Barclays Bank PLC	12/17/2025	4,082
HUF	441,602,620	USD	1,334,074	UBS AG	12/17/2025	8,221
HUF	6,754,000	USD	20,287	UBS AG	12/17/2025	242
IDR	5,032,950,000	USD	300,000	BNP Paribas SA	12/17/2025	2,148
ILS	1,642,695	USD	500,000	BNP Paribas SA	12/17/2025	4,498
ILS	3,174,581	USD	982,569	Goldman Sachs Bank USA	1/15/2026	(7,245)
ILS	5,182,635	USD	1,590,065	JPMorgan Chase Bank NA	1/15/2026	2,191
INR	59,232,827	USD	671,157	BNP Paribas SA	12/17/2025	(8,790)
INR	46,671,052	USD	528,843	BNP Paribas SA	12/17/2025	(6,947)
JPY	11,100,000	USD	72,463	Bank of America NA	12/2/2025	(1,403)
JPY	813,209,809	USD	5,200,216	Morgan Stanley	12/2/2025	5,826
JPY	739,173,227	USD	5,100,000	Deutsche Bank AG	12/17/2025	(359,573)
KRW	2,585,618,386	USD	1,888,000	BNP Paribas SA	12/17/2025	(124,678)
KRW	426,566,451	USD	312,000	Morgan Stanley	12/17/2025	(21,093)
MXN	11,224,786	USD	600,000	BNP Paribas SA	12/17/2025	12,367
MXN	4,124,403	USD	222,000	BNP Paribas SA	12/17/2025	3,006
MXN	8,876,724	USD	478,000	BNP Paribas SA	12/17/2025	6,269
MXN	1,094,000	USD	58,555	Bank of America NA	12/17/2025	1,128
MXN	29,429,776	USD	1,600,000	Citibank NA	12/17/2025	5,539
MXN	351,098	USD	18,967	JPMorgan Chase Bank NA	12/17/2025	187
MXN	74,201,538	USD	3,939,138	UBS AG	12/17/2025	108,921
MXN	75,955,692	USD	4,089,972	Deutsche Bank AG	1/29/2026	34,208
MYR	8,326,804	USD	1,985,409	Barclays Bank PLC	12/17/2025	30,670
MYR	3,766,434	USD	900,000	Morgan Stanley	12/17/2025	11,926
NOK	13,200,793	USD	1,312,643	State Street Bank & Trust Co	12/2/2025	(7,972)
NOK	3,922,042	USD	400,000	BNP Paribas SA	12/17/2025	(12,389)
NOK	3,945,917	USD	400,000	BNP Paribas SA	12/17/2025	(10,029)
NOK	13,170,654	USD	1,287,757	JPMorgan Chase Bank NA	1/14/2026	13,745
NZD	2,979,814	USD	1,690,145	BNP Paribas SA	12/2/2025	20,120
NZD	1,218,226	USD	698,336	Citibank NA	12/2/2025	865
NZD	4,200,000	USD	2,509,818	JPMorgan Chase Bank NA	12/17/2025	(97,482)
PEN	1,797,596	USD	485,640	Citibank NA	12/5/2025	48,917
PEN	899,041	USD	242,820	Citibank NA	12/5/2025	24,531
PEN	6,375,035	USD	1,787,828	Citibank NA	5/26/2026	98,303
PEN	2,725,803	USD	796,879	Citibank NA	11/30/2026	9,453
PHP	60,716,459	USD	1,057,498	UBS AG	12/15/2025	(22,315)
PHP	74,675,571	USD	1,301,007	UBS AG	12/15/2025	(27,829)
PLN	2,510,304	USD	700,000	BNP Paribas SA	12/17/2025	(12,246)
PLN	3,637,706	USD	1,000,000	BNP Paribas SA	12/17/2025	(3,368)
PLN	23,028	USD	6,300	BNP Paribas SA	1/16/2026	7
PLN	11,954,158	USD	3,246,736	BNP Paribas SA	1/16/2026	27,434
PLN	7,018,028	USD	1,915,296	Bank of America NA	1/16/2026	6,898
PLN	7,176,649	USD	1,953,053	JPMorgan Chase Bank NA	1/16/2026	12,587
SEK	265,000	USD	27,779	BNP Paribas SA	12/2/2025	290
SEK	11,231,289	USD	1,198,311	Bank of America NA	12/2/2025	(8,701)
SEK	325,000	USD	34,110	Citibank NA	12/2/2025	314
SEK	5,570,180	USD	600,000	Barclays Bank PLC	12/17/2025	(9,437)
SEK	11,131,437	USD	1,177,182	State Street Bank & Trust Co	1/14/2026	5,004
SGD	2,295,768	USD	1,768,697	Morgan Stanley	12/2/2025	2,935
SGD	1,900,003	USD	1,500,000	Deutsche Bank AG	12/17/2025	(32,038)
THB	31,613,874	USD	1,002,283	Citibank NA	12/8/2025	(17,540)
THB	11,143,488	USD	347,000	BNP Paribas SA	12/17/2025	374
THB	20,958,035	USD	653,000	Deutsche Bank AG	12/17/2025	322
THB	31,586	USD	977	Citibank NA	1/21/2026	11
THB	67,295,893	USD	2,077,989	Goldman Sachs Bank USA	1/21/2026	25,393
TRY	53,617	USD	1,262	Barclays Bank PLC	12/1/2025	0
TRY	643,493	USD	14,249	Barclays Bank PLC	1/16/2026	343
TRY	290,862	USD	6,424	Barclays Bank PLC	2/4/2026	74
TRY	440,461	USD	9,702	Barclays Bank PLC	2/9/2026	103
TWD	837,055	USD	27,019	Citibank NA	12/19/2025	(310)
USD	88,352	AUD	135,000	BNP Paribas SA	12/2/2025	(93)
USD	1,421,831	AUD	2,173,000	Bank of America NA	12/2/2025	(1,810)
USD	1,094,224	AUD	1,700,000	BNP Paribas SA	12/17/2025	(19,682)
USD	1,162,256	AUD	1,800,000	Morgan Stanley	12/17/2025	(17,173)
USD	749,387	AUD	1,152,879	BNP Paribas SA	1/14/2026	(6,163)
USD	692,770	AUD	1,060,121	JPMorgan Chase Bank NA	1/14/2026	(1,991)
USD	3,152,810	BRL	17,110,300	Goldman Sachs Bank USA	12/2/2025	(52,657)
USD	1,800,000	BRL	10,067,846	BNP Paribas SA	12/17/2025	(79,789)
USD	200,000	BRL	1,082,674	UBS AG	12/17/2025	(2,148)
USD	17,311	BRL	95,236	Goldman Sachs Bank USA	3/3/2026	(168)
USD	17,971	BRL	100,000	Goldman Sachs Bank USA	4/2/2026	(256)
USD	17,996	BRL	100,000	Goldman Sachs Bank USA	4/2/2026	(230)
USD	3,291,823	CAD	4,575,716	BNP Paribas SA	12/2/2025	17,490
USD	6,106	CAD	8,553	Bank of America NA	12/2/2025	(15)
USD	71,272	CAD	100,000	Barclays Bank PLC	12/2/2025	(287)
USD	1,200,000	CAD	1,674,708	BNP Paribas SA	12/17/2025	590
USD	400,000	CAD	563,806	Goldman Sachs Bank USA	12/17/2025	(3,793)
USD	2,300,000	CAD	3,193,910	Morgan Stanley	12/17/2025	12,551
USD	3,317,002	CAD	4,668,846	Citibank NA	1/14/2026	(31,641)
USD	448,202	CHF	361,161	Goldman Sachs Bank USA	12/2/2025	(1,507)
USD	2,600,000	CHF	2,095,930	Barclays Bank PLC	12/17/2025	(15,190)
USD	1,200,000	CHF	957,378	Morgan Stanley	12/17/2025	5,434
USD	2,437,687	CLP	2,270,949,526	Citibank NA	12/17/2025	(9,708)
USD	2,636,680	CLP	2,453,008,737	UBS AG	12/17/2025	(6,920)
USD	1,935,937	CLP	1,870,463,495	Citibank NA	3/18/2026	(80,408)
USD	900,000	CNY	6,402,825	Morgan Stanley	12/17/2025	(5,889)
USD	109,156	CNY	775,668	Deutsche Bank AG	12/19/2025	(603)
USD	513,572	CNY	3,638,773	Goldman Sachs Bank USA	12/19/2025	(1,325)
USD	93,636	CNY	665,857	JPMorgan Chase Bank NA	12/19/2025	(585)
USD	96,603	CNY	686,506	JPMorgan Chase Bank NA	12/19/2025	(540)
USD	324,463	COP	1,258,592,442	UBS AG	12/9/2025	(10,344)
USD	411,671	COP	1,590,285,961	Citibank NA	12/17/2025	(10,982)
USD	200,000	COP	749,860,000	JPMorgan Chase Bank NA	12/17/2025	708
USD	1,446,411	COP	5,685,350,687	UBS AG	1/22/2026	(57,603)
USD	205,361	COP	769,006,080	UBS AG	2/18/2026	2,724
USD	400,000	CZK	8,443,222	Citibank NA	12/17/2025	(5,342)
USD	200,000	CZK	4,188,245	Deutsche Bank AG	12/17/2025	(1,069)
USD	111,285	EUR	95,991	BNP Paribas SA	12/2/2025	(98)
USD	122,933	EUR	106,039	BNP Paribas SA	12/2/2025	(109)
USD	24,383	EUR	21,000	Bank of America NA	12/2/2025	16
USD	30,126	EUR	26,009	Barclays Bank PLC	12/2/2025	(53)
USD	18,506	EUR	16,000	Citibank NA	12/1/2025	(60)
USD	38,250	EUR	33,000	Citibank NA	12/2/2025	(41)
USD	1,006,327	EUR	875,000	BNP Paribas SA	12/17/2025	(9,853)
USD	875,741	EUR	750,000	BNP Paribas SA	12/17/2025	4,730
USD	1,306,403	EUR	1,125,000	Morgan Stanley	12/17/2025	(114)
USD	123,115	EUR	106,039	Barclays Bank PLC	1/14/2026	(221)
USD	147,425	GBP	112,000	Bank of America NA	12/2/2025	(829)
USD	40,650	GBP	30,875	Bank of America NA	12/2/2025	(219)
USD	482,953	GBP	369,373	Barclays Bank PLC	12/2/2025	(5,986)
USD	240,161	GBP	183,680	Barclays Bank PLC	12/2/2025	(2,977)
USD	15,687	GBP	11,998	Barclays Bank PLC	12/2/2025	(194)
USD	71,674	GBP	55,000	Barclays Bank PLC	12/2/2025	(1,130)
USD	31,546	GBP	24,127	Barclays Bank PLC	12/2/2025	(391)
USD	11,914	GBP	9,000	State Street Bank & Trust Co	12/2/2025	1
USD	817,881	GBP	625,000	BNP Paribas SA	12/17/2025	(9,436)
USD	2,415,782	GBP	1,812,500	Barclays Bank PLC	12/17/2025	16,563
USD	1,317,241	GBP	1,000,000	Barclays Bank PLC	12/17/2025	(6,466)
USD	14,557	GBP	11,000	Citibank NA	12/2/2025	(4)
USD	1,548,812	GBP	1,187,500	Citibank NA	12/17/2025	(23,089)
USD	1,466,647	GBP	1,125,000	Citibank NA	12/17/2025	(22,523)
USD	2,092,844	GBP	1,562,500	Morgan Stanley	12/17/2025	24,552
USD	360,000	HUF	122,487,162	BNP Paribas SA	12/17/2025	(12,312)
USD	1,837,000	HUF	625,494,903	BNP Paribas SA	12/17/2025	(64,255)
USD	50,709	HUF	16,808,000	Deutsche Bank AG	12/17/2025	(381)
USD	3,000	HUF	1,021,720	JPMorgan Chase Bank NA	12/17/2025	(106)
USD	1,096,677	HUF	366,483,063	JPMorgan Chase Bank NA	12/17/2025	(17,285)
USD	375,398	IDR	6,248,427,570	BNP Paribas SA	12/17/2025	279
USD	300,000	IDR	4,952,680,500	BNP Paribas SA	12/17/2025	2,671
USD	454,793	IDR	7,651,551,130	BNP Paribas SA	12/17/2025	(4,560)
USD	564,990	IDR	9,412,072,362	BNP Paribas SA	12/17/2025	(54)
USD	470,240	IDR	7,902,148,080	Citibank NA	12/17/2025	(4,158)
USD	453,815	IDR	7,587,786,800	Goldman Sachs Bank USA	12/17/2025	(1,710)
USD	500,000	INR	44,121,400	BNP Paribas SA	12/17/2025	6,615
USD	347,584	INR	30,957,221	Citibank NA	1/30/2026	2,312
USD	141,740	INR	12,629,955	Citibank NA	1/30/2026	876
USD	241,971	INR	21,572,441	Citibank NA	1/30/2026	1,369
USD	505,148	INR	44,926,855	Citibank NA	1/30/2026	4,070
USD	466,272	INR	41,535,510	Citibank NA	1/30/2026	3,018
USD	471,479	INR	42,006,657	Citibank NA	1/30/2026	2,970
USD	480,790	INR	42,786,944	Deutsche Bank AG	1/30/2026	3,578
USD	338,049	INR	30,131,660	Deutsche Bank AG	1/30/2026	1,984
USD	346,063	INR	30,818,294	JPMorgan Chase Bank NA	1/30/2026	2,340
USD	5,422,958	JPY	822,967,457	Bank of America NA	12/2/2025	154,449
USD	7,038	JPY	1,082,342	Morgan Stanley	12/2/2025	109
USD	1,200,000	JPY	181,810,531	BNP Paribas SA	12/17/2025	34,022
USD	1,600,000	JPY	245,584,320	Barclays Bank PLC	12/17/2025	25,031
USD	2,600,000	JPY	386,056,108	Morgan Stanley	12/17/2025	124,165
USD	1,700,000	JPY	257,789,029	Morgan Stanley	12/17/2025	46,761
USD	5,200,216	JPY	809,679,902	Morgan Stanley	1/14/2026	(7,239)
USD	1,600,000	KRW	2,232,160,766	BNP Paribas SA	12/17/2025	77,727
USD	600,000	KRW	857,244,329	BNP Paribas SA	12/17/2025	15,383
USD	236,000	KRW	331,657,880	Deutsche Bank AG	12/17/2025	9,818
USD	364,000	KRW	511,445,844	JPMorgan Chase Bank NA	12/17/2025	15,208
USD	1,266,541	KRW	1,848,136,359	Bank of America NA	1/8/2026	4,687
USD	768,137	KRW	1,124,452,710	Deutsche Bank AG	1/8/2026	393
USD	500,000	MXN	9,244,139	Citibank NA	12/17/2025	(4,313)
USD	3,200,000	MXN	59,780,691	Citibank NA	12/17/2025	(61,331)
USD	4,089,972	MXN	75,603,137	Deutsche Bank AG	12/17/2025	(34,551)
USD	608,517	MXN	11,335,453	JPMorgan Chase Bank NA	12/17/2025	(9,888)
USD	200,000	MXN	3,688,007	Morgan Stanley	12/17/2025	(1,199)
USD	18,967	MXN	352,767	JPMorgan Chase Bank NA	1/30/2026	(185)
USD	188,028	MYR	789,718	Barclays Bank PLC	12/17/2025	(3,178)
USD	306,368	MYR	1,283,835	Barclays Bank PLC	12/17/2025	(4,473)
USD	366,566	MYR	1,540,788	Barclays Bank PLC	12/17/2025	(6,488)
USD	351,911	MYR	1,476,619	Goldman Sachs Bank USA	12/17/2025	(5,607)
USD	187,580	MYR	787,451	Morgan Stanley	12/17/2025	(3,077)
USD	1,287,757	NOK	13,168,814	JPMorgan Chase Bank NA	12/2/2025	(13,754)
USD	1,000,000	NOK	10,217,172	BNP Paribas SA	12/17/2025	(9,752)
USD	1,600,000	NOK	16,320,936	BNP Paribas SA	12/17/2025	(12,980)
USD	2,406,258	NZD	4,198,040	Morgan Stanley	12/2/2025	(3,207)
USD	1,019,124	NZD	1,800,000	BNP Paribas SA	12/17/2025	(14,734)
USD	928,400	NZD	1,600,000	BNP Paribas SA	12/17/2025	9,415
USD	1,027,915	NZD	1,800,000	BNP Paribas SA	12/17/2025	(5,943)
USD	1,799,621	NZD	3,100,000	Morgan Stanley	12/17/2025	19,088
USD	1,693,214	NZD	2,979,814	BNP Paribas SA	1/14/2026	(20,372)
USD	699,607	NZD	1,218,226	Citibank NA	1/14/2026	(952)
USD	796,879	PEN	2,691,059	Citibank NA	12/5/2025	(3,371)
USD	1,101,480	PEN	3,802,971	Citibank NA	7/16/2026	(23,493)
USD	2,398,783	PHP	137,502,818	Citibank NA	12/15/2025	54,435
USD	841,000	PHP	48,997,484	BNP Paribas SA	12/17/2025	5,657
USD	59,000	PHP	3,438,694	BNP Paribas SA	12/17/2025	375
USD	900,000	PHP	52,917,489	Citibank NA	12/17/2025	(2,174)
USD	509,584	PLN	1,870,946	BNP Paribas SA	12/17/2025	(3,004)
USD	290,416	PLN	1,068,636	BNP Paribas SA	12/17/2025	(2,361)
USD	1,000,000	PLN	3,706,278	Citibank NA	12/17/2025	(15,419)
USD	2,350,932	PLN	8,564,564	Barclays Bank PLC	1/23/2026	5,271
USD	1,777,074	PLN	6,492,824	Goldman Sachs Bank USA	1/23/2026	(1,179)
USD	1,281,045	PLN	4,730,758	JPMorgan Chase Bank NA	1/23/2026	(14,614)
USD	1,215,437	PLN	4,453,811	UBS AG	1/23/2026	(4,372)
USD	66,980	SEK	635,000	Citibank NA	12/2/2025	(278)
USD	1,177,182	SEK	11,160,391	State Street Bank & Trust Co	12/2/2025	(4,919)
USD	1,500,000	SEK	14,233,719	BNP Paribas SA	12/17/2025	(9,092)
USD	261,577	SEK	2,501,965	BNP Paribas SA	12/17/2025	(3,687)
USD	1,038,423	SEK	9,935,170	JPMorgan Chase Bank NA	12/17/2025	(14,927)
USD	1,688,807	SGD	2,181,476	Bank of America NA	12/2/2025	5,375
USD	88,178	SGD	115,000	Citibank NA	12/2/2025	(566)
USD	700,000	SGD	912,386	BNP Paribas SA	12/17/2025	(4,919)
USD	500,000	SGD	645,376	Morgan Stanley	12/17/2025	1,376
USD	1,000,000	SGD	1,283,708	State Street Bank & Trust Co	12/17/2025	8,194
USD	1,768,697	SGD	2,288,499	Morgan Stanley	1/14/2026	(3,202)
USD	397,915	THB	12,790,907	Bank of America NA	12/8/2025	(510)
USD	136	THB	4,377	Citibank NA	12/8/2025	0
USD	500,000	THB	16,127,865	BNP Paribas SA	12/17/2025	(2,752)
USD	800,000	THB	25,913,120	Barclays Bank PLC	12/17/2025	(7,786)
USD	1,261	TRY	53,615	JPMorgan Chase Bank NA	12/1/2025	(1)
USD	1,262	TRY	53,659	Barclays Bank PLC	12/2/2025	(1)
USD	15,330	TRY	691,945	BNP Paribas SA	1/16/2026	(361)
USD	23,784	TRY	1,073,136	Barclays Bank PLC	1/29/2026	(299)
USD	8,021	TRY	362,357	Barclays Bank PLC	2/2/2026	(86)
USD	6,867	TRY	309,412	Barclays Bank PLC	2/4/2026	(45)
USD	3,946	TRY	178,348	Barclays Bank PLC	2/9/2026	(24)
USD	6,026	TRY	273,249	Barclays Bank PLC	2/9/2026	(56)
USD	44,875	TRY	2,050,362	Barclays Bank PLC	2/26/2026	(204)
USD	626,000	TWD	19,426,378	BNP Paribas SA	12/17/2025	6,210
USD	2,074,000	TWD	64,372,457	BNP Paribas SA	12/17/2025	20,224
USD	236,323	ZAR	4,077,753	Barclays Bank PLC	12/4/2025	(1,948)
USD	418,682	ZAR	7,268,320	Deutsche Bank AG	12/4/2025	(6,021)
USD	218,184	ZAR	3,746,699	Goldman Sachs Bank USA	12/4/2025	(743)
USD	410,891	ZAR	7,118,687	UBS AG	12/4/2025	(5,068)
USD	300,000	ZAR	5,141,593	BNP Paribas SA	12/17/2025	(130)
USD	200,000	ZAR	3,434,029	State Street Bank & Trust Co	12/17/2025	(455)
ZAR	18,314,337	USD	1,078,691	Citibank NA	12/4/2025	(8,547)
ZAR	751,216	USD	43,892	Goldman Sachs Bank USA	12/4/2025	3
ZAR	9,557,610	USD	556,160	JPMorgan Chase Bank NA	12/4/2025	2,310
ZAR	5,246,129	USD	300,000	Bank of America NA	12/17/2025	6,232
ZAR	5,225,891	USD	300,000	Canadian Imperial Bank of Commerce	12/17/2025	5,051
ZAR	4,093,611	USD	236,323	Barclays Bank PLC	1/26/2026	1,892
ZAR	7,295,157	USD	418,682	Deutsche Bank AG	1/26/2026	5,837
ZAR	3,761,562	USD	218,184	Goldman Sachs Bank USA	1/26/2026	709
ZAR	7,146,093	USD	410,891	UBS AG	1/26/2026	4,954

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(147,356)
Unrealized Appreciation						1,808,280
Unrealized Depreciation						(1,955,636)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/20/2030	Bank of America NA	5%	Quarterly	EUR	200,000	48,311	(44,835)	3,476
5Y CDX EM CDSI Series 43 Index	NR	6/20/2030	ICE	1%	Quarterly		700,000	(2,345)	24,796	22,451
iTraxx Crossover Series 44 Index	NR	12/20/2030	ICE	5%	Quarterly	EUR	1,750,000	229,718	(207,151)	22,567
5Y CDX EM CDSI Series 44 Index	NR	12/20/2030	ICE	1%	Quarterly		7,100,000	(93,016)	149,804	56,788
iTraxx Europe Series 44 Index	NR	12/20/2030	ICE	1%	Quarterly	EUR	15,150,000	417,386	(381,947)	35,439
iTraxx Europe Series 44 Index	NR	12/20/2030	ICE	1%	Quarterly	EUR	33,000,000	903,389	(807,883)	95,506
5Y CDX NA IG Series 45 Index	NR	12/20/2030	ICE	1%	Quarterly		63,000,000	1,489,432	(1,404,929)	84,503
iTraxx Crossover Series 44 Index	NR	12/20/2030	ICE	5%	Quarterly	EUR	12,000,000	1,569,699	(1,424,971)	144,728
5Y CDX EM CDSI Series 44 Index	NR	12/20/2030	ICE	1%	Quarterly		3,000,000	(39,197)	60,545	21,348
5Y CDX NA HY Series 45 Index	NR	12/20/2030	ICE	5%	Quarterly		5,000,000	408,541	(375,965)	32,576

TOTAL CREDIT DEFAULT SWAPS								4,931,918	(4,412,536)	519,382

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.525%	At Maturity	LCH	6/7/2033		900,000	(805)	(3,895)	(4,700)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.595%	At Maturity	LCH	7/12/2033		2,900,000	(21,427)	0	(21,427)
2.5%	At Maturity	US CPI Urban Consumer NSA Index(1)	At Maturity	LCH	3/29/2033		3,800,000	(12,419)	10,267	(2,152)
4.65%	Semi-Annual	3M Chile Interbank Offer Rate(1)	Semi-Annual	CME	6/18/2030	CLP	10,603,100,000	(15,225)	1,602	(13,623)
3.952%	Annual	6M WIBID(1)	Semi-Annual	CME	7/29/2030	PLN	5,845,000	5,526	5,797	11,323
2.5975%	At Maturity	US CPI Urban Consumer NSA Index(1)	At Maturity	LCH	4/10/2034		1,800,000	22,444	(20,399)	2,045
3.92%	Annual	SHIR(1)	Quarterly	LCH	4/21/2030	ILS	9,000,000	34,315	(1,391)	32,924
Colombia Overnight Interbank Rate(1)	Quarterly	8.225%	Quarterly	CME	6/18/2030	COP	14,488,900,000	228,973	(61,146)	167,827
6M BUBOR(1)	Semi-Annual	6.115%	Annual	CME	5/19/2030	HUF	1,028,500,000	(64,324)	(7,614)	(71,938)
3M Chile Interbank Offer Rate(1)	Semi-Annual	5.15%	Semi-Annual	CME	6/18/2030	CLP	2,673,800,000	(56,391)	58,884	2,493
13.29%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2031	BRL	2,400,000	4,113	0	4,113
8.135%	Annual	1D TIIE(1)	Annual	CME	4/17/2035	MXN	36,100,000	52,465	(60,280)	(7,815)
13.57%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2031	BRL	8,000,000	25,268	0	25,268
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.675%	Semi-Annual	CME	9/17/2030	CLP	8,300,000	8	(32)	(24)
2.75%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/18/2036	EUR	6,900,000	(27,650)	(34,286)	(61,936)
6M EURIBOR(1)	Semi-Annual	3%	Annual	LCH	3/18/2056	EUR	4,200,000	90,966	39,200	130,166
13.47%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	1/2/2031	BRL	2,400,000	6,662	(860)	5,802
Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	13.385%	At Maturity	CME	1/2/2031	BRL	200,000	(479)	(117)	(596)
Canadian Overnight Repo Rate(1)	Semi-Annual	3.25%	Semi-Annual	LCH	3/18/2056	CAD	5,800,000	17,532	(12,664)	4,868
4%	Annual	U.S. SOFR Index(1)	Annual	LCH	3/18/2036		8,100,000	257,565	(271,809)	(14,244)
SONIA(1)	Annual	4.75%	Annual	LCH	3/18/2056	GBP	2,900,000	(197,351)	99,362	(97,989)
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.7%	Semi-Annual	CME	9/17/2030	CLP	1,587,300,000	(293)	(7,226)	(7,519)
1%	Quarterly	THOR(1)	Quarterly	LCH	3/18/2031	THB	155,600,000	(78,325)	19,252	(59,073)
3M TAIBOR(1)	Quarterly	1.75%	Quarterly	LCH	3/18/2031	TWD	85,600,000	18,580	(16,197)	2,383
1.5%	Semi-Annual	SORA(1)	Semi-Annual	LCH	3/18/2031	SGD	8,800,000	(99,355)	(6,482)	(105,837)
5.75%	Semi-Annual	FBIL MIFOR(1)	Semi-Annual	LCH	3/18/2031	INR	478,300,000	6,671	3,053	9,724
3%	Quarterly	3M HIBOR(1)	Quarterly	LCH	3/18/2031	HKD	17,500,000	24,271	(18,072)	6,199
3M KRW CD Rate(1)	Quarterly	2.5%	Quarterly	LCH	3/18/2031	KRW	5,795,600,000	116,884	(51,481)	65,403
Canadian Overnight Repo Rate(1)	Semi-Annual	2.75%	Semi-Annual	LCH	3/18/2031	CAD	200,000	(1,033)	656	(377)
3%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	3/18/2036	CAD	10,400,000	22,315	(28,653)	(6,338)
SONIA(1)	Annual	3.5%	Annual	LCH	3/18/2028	GBP	1,800,000	(1,775)	(6,494)	(8,269)
4.25%	Annual	SONIA(1)	Annual	LCH	3/18/2036	GBP	5,500,000	156,599	(133,127)	23,472
3.5%	Annual	U.S. SOFR Index(1)	Annual	LCH	3/18/2031		900,000	8,668	(13,071)	(4,403)
U.S. SOFR Index(1)	Annual	3.5%	Annual	LCH	3/18/2028		6,800,000	(41,495)	60,911	19,416
0%	Semi-Annual	Canadian Overnight Repo Rate(1)	Semi-Annual	LCH	3/18/2028	CAD	5,400,000	11,982	(7,097)	4,885
U.S. SOFR Index(1)	Annual	4%	Annual	LCH	3/18/2056		2,900,000	(21,795)	28,371	6,576
China Fixing Repo 7D Rate(1)	Quarterly	1.5%	Quarterly	LCH	3/18/2031	CNY	34,700,000	23,065	(39,945)	(16,880)
2%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/18/2028	EUR	1,800,000	(8,183)	7,907	(276)
4.25%	Semi-Annual	6M BBSW(1)	Semi-Annual	LCH	3/18/2036	AUD	3,300,000	(66,029)	1,407	(64,622)
TONAR(1)	Annual	1.5%	Annual	LCH	3/18/2036	JPY	609,700,000	64,198	(23,332)	40,866
3M Australia Bank Bill Swap Rate(1)	Quarterly	3.25%	Quarterly	LCH	3/18/2028	AUD	14,600,000	109,143	(9,840)	99,303
TONAR(1)	Annual	2.5%	Annual	LCH	3/18/2056	JPY	451,800,000	136,778	(101,337)	35,441
Colombia Overnight Interbank Rate(1)	Quarterly	8.79%	Quarterly	CME	9/17/2030	COP	1,906,700,000	20,753	3,733	24,486
6.125%	Annual	6M BUBOR(1)	Semi-Annual	CME	9/23/2030	HUF	360,000,000	(12,818)	0	(12,818)
6.13%	Annual	6M BUBOR(1)	Semi-Annual	CME	9/24/2030	HUF	655,410,000	(22,915)	14,849	(8,066)
7.56%	Quarterly	3M JIBAR(1)	Quarterly	CME	9/22/2030	ZAR	91,700,000	204,251	(124,795)	79,456
6M PRIBOR(1)	Semi-Annual	4.13%	Annual	CME	10/1/2035	CZK	21,400,000	3,517	5,741	9,258
8.38%	Monthly	1D TIIE(1)	Monthly	CME	3/30/2035	MXN	5,300,000	12,310	(15,878)	(3,568)
3%	Quarterly	KLIBOR(1)	Quarterly	LCH	3/18/2031	MYR	13,400,000	(50,775)	28,051	(22,724)
6.86%	Quarterly	3M JIBAR(1)	Quarterly	CME	10/15/2030	ZAR	8,800,000	4,417	(1,366)	3,051
4.195%	Annual	6M WIBID(1)	Semi-Annual	CME	9/29/2030	PLN	9,900,000	41,804	(15,207)	26,597
3.8%	Annual	SHIR(1)	Annual	LCH	7/4/2030	ILS	7,700,000	16,633	(22,248)	(5,615)
6M PRIBOR(1)	Semi-Annual	3.705%	Annual	CME	8/12/2030	CZK	82,000,000	37,239	(18,587)	18,652
Colombia Overnight Interbank Rate(1)	Quarterly	9.115%	Quarterly	CME	10/31/2030	COP	6,890,900,000	53,536	0	53,536
7.3%	Semi-Annual	1D TIIE(1)	Semi-Annual	CME	12/11/2030	MXN	56,600,000	(9,286)	13,190	3,904
6M BUBOR(1)	Semi-Annual	6.418%	Annual	CME	11/19/2030	HUF	1,558,040,000	(1,530)	(2,741)	(4,271)
6M BUBOR(1)	Semi-Annual	6.5%	Annual	CME	11/25/2030	HUF	142,660,000	(1,600)	0	(1,600)
3M Chile Interbank Offer Rate(1)	Semi-Annual	4.75%	Semi-Annual	CME	11/17/2030	CLP	1,329,200,000	(2,528)	4,188	1,660
TOTAL INTEREST RATE SWAPS								1,023,645	(731,248)	292,397

(1)Represents floating rate.
(2)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	12/11/2025	1,500,000	KRW	653,070,001	123,184	0	123,184
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	12/29/2025	17,400	THB	14,204,502	4,902	0	4,902
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	12/11/2025	500,000	KRW	244,300,009	22,929	0	22,929
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	12/17/2025	7	BRL	1,015,875	19,756	0	19,756
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	12/17/2025	12	BRL	1,742,052	33,764	0	33,764
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	12/29/2025	5,400	THB	4,485,044	(868)	0	(868)
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	12/17/2025	15	BRL	2,311,800	17,057	0	17,057
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	12/17/2025	9	BRL	1,438,155	666	0	666
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	12/17/2025	4	BRL	636,040	884	0	884
TOTAL RETURN SWAPS										222,274	0	222,274

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,478,158 or 0.4% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,014,274 or 0.0% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $457,768.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	4	11/28/2025	12/1/2025	19,800,000	19,806,600	U.S. Treasuries (including strips)	1.875	2/15/2025	20,274,146
Total Repurchase Agreements				19,800,000	19,806,600				20,274,146

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,526,995	-	3,784,865	77,762	-	-	1,742,130	1,741,781	0.0%
Total	5,526,995	-	3,784,865	77,762	-	-	1,742,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	245,828,347	174,913,494	364,576,476	1,682,047	-	-	56,165,365	56,165,365
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	60,687,860	1,594,013	10,000,000	1,594,012	157,480	(2,948,465)	49,490,888	5,220,558
Fidelity SAI Alternative Risk Premia Strategy Fund	26,949,787	-	27,506,911	-	(684,469)	1,247,084	5,491	563
Fidelity SAI Convertible Arbitrage Fund	448,191,399	-	-	-	-	25,423,483	473,614,882	41,005,617
	781,657,393	176,507,507	402,083,387	3,276,059	(526,989)	23,722,102	579,276,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	1,884,696,932	1,884,696,932	-	-

Asset-Backed Securities	6,443,424	-	6,443,424	-

Collateralized Mortgage Obligations	3,479,291	-	3,479,291	-

Fixed-Income Funds	276,818,835	276,818,835	-	-

Foreign Government and Government Agency Obligations	35,788	-	35,788	-

Non-Convertible Corporate Bonds
Communication Services	694,697	-	694,697	-
Consumer Discretionary	1,002,727	-	1,002,727	-
Consumer Staples	496,335	-	496,335	-
Financials	7,726,079	-	7,726,079	-
Health Care	822,311	-	822,311	-
Industrials	199,420	-	199,420	-
Materials	498,305	-	498,305	-
Utilities	1,401,167	-	1,401,167	-

Repurchase Agreements	33,700,000	-	33,700,000	-

U.S. Government Agency - Mortgage Securities	30,501,965	-	30,501,965	-

Certificates of Deposit	590,331	-	590,331	-

U.S. Treasury Obligations	3,720,037	-	3,720,037	-

Money Market Funds	231,039,984	231,039,984	-	-

Purchased Options	1,516,950	1,516,950	-	-
Total Investments in Securities:	2,485,384,578	2,394,072,701	91,311,877	-
Derivative Instruments:

Assets
Futures Contracts	15,526,789	15,526,789	-	-
Forward Foreign Currency Contracts	1,808,280	-	1,808,280	-
Swaps	7,129,069	-	7,129,069	-
Total Assets	24,464,138	15,526,789	8,937,349	-

Liabilities
Futures Contracts	(12,380,218)	(12,380,218)	-	-
Forward Foreign Currency Contracts	(1,955,636)	-	(1,955,636)	-
Swaps	(951,232)	-	(951,232)	-
Total Liabilities	(15,287,086)	(12,380,218)	(2,906,868)	-
Total Derivative Instruments:	9,177,052	3,146,571	6,030,481	-
Other Financial Instruments:

TBA Sale Commitments	(24,170,184)	-	(24,170,184)	-
Total Other Financial Instruments:	(24,170,184)	-	(24,170,184)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,947,346	(6,061,116)
Total Commodity Risk	2,947,346	(6,061,116)
Credit Risk
Swaps (b)(c)	5,066,476	(134,558)
Total Credit Risk	5,066,476	(134,558)
Equity Risk
Futures Contracts (a)	6,956,163	(2,875,015)
Purchased Options (e)	1,516,950	-
Swaps (c)	223,142	(868)
Total Equity Risk	8,696,255	(2,875,883)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	1,808,280	(1,955,636)
Futures Contracts (a)	2,837,736	(2,560,587)
Total Foreign Exchange Risk	4,646,016	(4,516,223)
Interest Rate Risk
Futures Contracts (a)	2,785,544	(883,500)
Swaps (b)	1,839,451	(815,806)
Total Interest Rate Risk	4,624,995	(1,699,306)
Total Value of Derivatives	25,981,088	(15,287,086)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross value as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $33,700,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,777,426,710)	$1,904,365,822
Fidelity Central Funds (cost $1,742,130)	1,742,130
Other affiliated issuers (cost $535,845,925)	579,276,626

Total Investment in Securities (cost $2,315,014,765)		$2,485,384,578
Segregated cash with brokers for derivative instruments		90,566,075
Cash		299,227
Foreign currency held at value (cost $1,372,714)		1,376,899
Receivable for investments sold		20,932
Receivable for TBA sale commitments		24,124,915
Unrealized appreciation on forward foreign currency contracts		1,808,280
Receivable for fund shares sold		1,141,701
Dividends receivable		520,292
Interest receivable		173,450
Distributions receivable from Fidelity Central Funds		6,706
Receivable for daily variation margin on futures contracts		416,447
Receivable for daily variation margin on centrally cleared swaps		158,358
Bi-lateral OTC swaps, at value		271,453
Prepaid expenses		2,062
Other receivables		4,591
Total assets		2,606,275,966
Liabilities
Segregated cash from brokers for derivative instruments	$10,924,100
Payable for investments purchased
Regular delivery	14,433,616
Delayed delivery	30,444,317
TBA sale commitments, at value	24,170,184
Unrealized depreciation on forward foreign currency contracts	1,955,636
Payable for unsettled total return swaps	33,085
Payable for fund shares redeemed	862,610
Bi-lateral OTC swaps, at value	868
Accrued management fee	296,415
Payable for daily variation margin on futures contracts	2,270,132
Other payables and accrued expenses	85,088
Total liabilities		85,476,051
Net Assets		$2,520,799,915
Net Assets consist of:
Paid in capital		$2,428,593,627
Total accumulated earnings (loss)		92,206,288
Net Assets		$2,520,799,915
Net Asset Value, offering price and redemption price per share ($2,520,799,915 ÷ 244,919,523 shares)		$10.29
Consolidated Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$16,080,671
Affiliated issuers		3,270,999
Interest		3,412,294
Income from Fidelity Central Funds		77,762
Total income		22,841,726
Expenses
Management fee	$4,979,219
Custodian fees and expenses	12,678
Independent trustees' fees and expenses	5,744
Registration fees	(4,457)
Audit fees	59,471
Subsidiary directors' fees	14,898
Legal	5,070
Miscellaneous	5,188
Total expenses before reductions	5,077,811
Expense reductions	(3,242,539)
Total expenses after reductions		1,835,272
Net Investment income (loss)		21,006,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,651,190)
Affiliated issuers	(526,989)
Forward foreign currency contracts	(803,447)
Foreign currency transactions	(566,696)
Futures contracts	10,247,972
Swaps	(2,893,667)
Capital gain distributions from underlying funds:
Unaffiliated issuers	717,896
Affiliated issuers	5,060
Total net realized gain (loss)		(2,471,061)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,075)	60,331,375
Affiliated issuers	23,722,102
Forward foreign currency contracts	1,718,699
Assets and liabilities in foreign currencies	(87,450)
Futures contracts	(1,927,403)
Swaps	483,174
TBA sale commitments	(562)
Total change in net unrealized appreciation (depreciation)		84,239,935
Net gain (loss)		81,768,874
Net increase (decrease) in net assets resulting from operations		$102,775,328
Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,006,454	$115,305,326
Net realized gain (loss)	(2,471,061)	(12,695,753)
Change in net unrealized appreciation (depreciation)	84,239,935	59,317,619
Net increase (decrease) in net assets resulting from operations	102,775,328	161,927,192
Distributions to shareholders	(18,137,810)	(101,736,688)

Share transactions
Proceeds from sales of shares	248,450,809	1,407,311,694
Reinvestment of distributions	18,069,812	99,442,789
Cost of shares redeemed	(658,650,415)	(1,159,333,269)

Net increase (decrease) in net assets resulting from share transactions	(392,129,794)	347,421,214
Total increase (decrease) in net assets	(307,492,276)	407,611,718

Net Assets
Beginning of period	2,828,292,191	2,420,680,473
End of period	$2,520,799,915	$2,828,292,191

Other Information
Shares
Sold	24,624,510	142,620,726
Issued in reinvestment of distributions	1,823,392	10,304,952
Redeemed	(65,546,986)	(118,044,627)
Net increase (decrease)	(39,099,084)	34,881,051

Consolidated Financial Highlights
Strategic Advisers® Alternatives Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.72	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.43	.30	.40
Net realized and unrealized gain (loss)	.32	.17	.22	(.41)
Total from investment operations	.40	.60	.52	(.01)
Distributions from net investment income	(.07)	(.33)	(.34)	(.29)
Distributions from net realized gain	-	(.03)	(.03)	(.14)
Total distributions	(.07)	(.36)	(.37)	(.42) D
Net asset value, end of period	$10.29	$9.96	$9.72	$9.57
Total Return E,F	4.04%	6.32%	5.58%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.36%	.33% I,J
Expenses net of fee waivers, if any	.14 % I	.14%	.11%	.08% I,J
Expenses net of all reductions, if any	.14% I	.14%	.11%	.08% I,J
Net investment income (loss)	1.62% I	4.42%	3.12%	4.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,520,800	$2,828,292	$2,420,680	$2,378,452
Portfolio turnover rate K	31 % I	109%	106%	64% I

AFor the period July 12, 2022 (commencement of operations) through May 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Total Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	5,742,082.2
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd. 2	17,754,618.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Alternatives Fund	$3,369

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swaps, futures and options transactions, market discount, foreign currency transactions, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,025,135
Gross unrealized depreciation	(40,851,410)
Net unrealized appreciation (depreciation)	$167,173,725
Tax cost	$2,321,782,058
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(55,062,337)
Long-term	(41,969,316)
Total capital loss carryforward	$(97,031,653)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Alternatives Fund
Commodity Risk
Futures Contracts	4,345,604	(5,460,574)
Swaps	(3,809,717)	-
Total Commodity Risk	535,887	(5,460,574)
Credit Risk
Swaps	3,106,902	(1,307,007)
Total Credit Risk	3,106,902	(1,307,007)
Equity Risk
Futures Contracts	6,815,859	2,369,227
Purchased Options	(3,127,151)	(477,226)
Swaps	(1,384,064)	220,601
Total Equity Risk	2,304,644	2,112,602
Foreign Exchange Risk
Futures Contracts	1,819,202	176,310
Forward Foreign Currency Contracts	(803,447)	1,718,699
Total Foreign Exchange Risk	(1,015,755)	1,895,009
Interest Rate Risk
Futures Contracts	(2,732,693)	987,634
Swaps	(806,788)	1,569,580
Total Interest Rate Risk	(3,539,481)	2,557,214
Totals	1,392,197	(202,756)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Strategic Advisers Alternatives Fund	246,611,145

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to certain foreign currencies, the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	2,094,065,327

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	514,155,492

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	315,155,554	714,161,578
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisers (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Alternatives Fund	951
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $3,239,753.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,786.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	33%
Fidelity SAI Convertible Arbitrage Fund	55%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Alternatives Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Capital Fund Management S.A., Fidelity Diversifying Solutions LLC, FIL Investment Advisors, and Pacific Investment Management Company LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper) . The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended December 31, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. The Board also noted that the fund's effective management fee rate includes Strategic Advisers' management fee plus sub-advisory fees as a percentage of sub-advised assets only, which is higher because of the construct of the fee schedule for one of the fund's mandates, which is not charged on sub-portfolio assets.
Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. The Board noted that the fund ranked above the competitive median of the total peer group primarily due to its greater exposure to underlying funds, resulting in higher fund fees and expenses.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9905801.103
SAA-SANN-0126
Strategic Advisers® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® U.S. Total Stock Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.0598% 10/23/2034 (b)(c)(d)		3,250,000	3,252,428
Agl Clo 5 Ltd / Agl Clo 5 LLC Series 2024-5A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.5344% 7/20/2034 (b)(c)(d)		3,000,000	2,999,856
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 1/20/2035 (b)(c)(d)		3,500,000	3,500,000
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (b)		600,000	581,918
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (b)		300,000	286,571
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (b)		500,000	479,436
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (b)		300,000	285,692
Anchorage Credit Funding 7 Ltd Series 2019-7A Class A, 4.62% 4/25/2037 (b)		214,922	214,301
Apidos Clo Xxx Series 2024-XXXA Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.3844% 10/18/2031 (b)(c)(d)		1,550,000	1,550,349
Ares Xxvii Clo Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 5.0094% 10/28/2034 (b)(c)(d)		3,000,000	3,001,257
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 5.1444% 1/20/2035 (b)(c)(d)		2,500,000	2,499,998
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.0798% 10/23/2032 (b)(c)(d)		331,998	332,373
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.3344% 10/20/2034 (b)(c)(d)		800,000	797,265
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.5344% 10/20/2034 (b)(c)(d)		800,000	799,284
Bain Capital Credit Clo Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.48%, 5.3736% 7/16/2034 (b)(c)(d)		2,000,000	1,994,220
Bain Capital Credit Clo Ltd Series 2024-2A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.5436% 7/16/2034 (b)(c)(d)		2,000,000	2,000,130
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0098% 10/23/2034 (b)(c)(d)		4,000,000	3,997,964
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.0698% 10/23/2034 (b)(c)(d)		4,300,000	4,302,412
Bain Capital Credit CLO Series 2024-3A Class BRR, CME Term SOFR 3 month Index + 1.6%, 5.4598% 10/23/2034 (b)(c)(d)		2,000,000	2,001,108
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 4.9744% 7/20/2034 (b)(c)(d)		4,600,000	4,599,995
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.1144% 10/20/2031 (b)(c)(d)		64,289	64,309
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.1862% 4/15/2031 (b)(c)(d)		124,741	124,875
Elevation CLO Ltd Series 2024-3A Class A2R2, CME Term SOFR 3 month Index + 1.6%, 5.458% 1/25/2035 (b)(c)(d)		2,000,000	2,000,078
Elevation CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.85%, 5.708% 1/25/2035 (b)(c)(d)		2,000,000	2,000,232
Fortress Credit Bsl VII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.9498% 7/23/2032 (b)(c)(d)		924,627	924,718
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 5.7074% 4/22/2033 (b)(c)(d)		1,200,000	1,200,845
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 10/20/2034 (b)(c)(d)		4,800,000	4,797,595
Jamestown Clo Xvi Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 4.978% 7/25/2034 (b)(c)(d)		4,800,000	4,797,787
Lcm Loan Income Fund I Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.7116%, 5.5961% 4/20/2031 (b)(c)(d)		2,325,000	2,326,174
Mountain View Clo Xiv Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 6.813% 10/15/2034 (b)(c)(d)		1,000,000	999,100
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.1544% 4/20/2034 (b)(c)(d)		1,100,000	1,100,903
Palmer Square CLO Series 2025-1A Class A2R5, CME Term SOFR 3 month Index + 1.6%, 5.4685% 5/21/2034 (b)(c)(d)		4,200,000	4,198,295
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.1145% 7/15/2034 (b)(c)(d)		4,500,000	4,505,778
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (b)		400,000	379,358
Sandstone Peak Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1845% 10/15/2034 (b)(c)(d)		1,500,000	1,500,624
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 5.7345% 10/15/2034 (b)(c)(d)		4,000,000	4,002,000
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.138% 1/25/2032 (b)(c)(d)		353,976	354,351
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 5.1234% 10/20/2033 (b)(c)(d)		4,000,000	4,003,584
Ventr Series 2021-17-29A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.1034% 9/7/2030 (b)(c)(d)		8,786	8,790
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			78,765,953
IRELAND - 0.0%
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.064% 12/15/2038 (b)(c)(d)	EUR	3,200,000	3,714,454
Ares European CLO XIV DAC Series 2024-14A Class AR, 3 month EURIBOR + 1.03%, 3.04% 10/21/2034 (b)(c)(d)	EUR	2,101,374	2,438,961
Avoca Static CLO I DAC Series 2024-1A Class BR, 3 month EURIBOR + 1.7%, 3.726% 1/15/2035 (b)(c)(d)	EUR	2,700,000	3,129,530
BBAM European CLO I DAC Series 2021-1A Class AR, 3 month EURIBOR + 0.87%, 2.885% 7/22/2034 (b)(c)(d)	EUR	1,000,000	1,158,622
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 2.929% 1/15/2036 (b)(c)(d)	EUR	1,500,000	1,736,191
CVC Cordatus Loan Fund XIV DAC Series 2021-14A Class A1R, 3 month EURIBOR + 0.85%, 2.904% 5/22/2032 (b)(c)(d)	EUR	2,395,296	2,779,988
Dryden 7a Euro Clo 2020 Designated Activity CO Series 2025-74A Class B2R, 5% 10/18/2039 (b)	EUR	1,000,000	1,160,902
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.249% 1/15/2039 (b)(c)(d)	EUR	2,200,000	2,551,458
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.274% 11/17/2037 (b)(c)(d)	EUR	1,400,000	1,624,548
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.109% 7/15/2038 (b)(c)(d)	EUR	2,500,000	2,903,364
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 3.886% 5/15/2034 (b)(c)(d)	EUR	2,000,000	2,322,981
Palmer Square European Loan Funding DAC Series 2024-3A Class BR, 3 month EURIBOR + 1.65%, 3.714% 5/15/2033 (b)(c)(d)	EUR	3,000,000	3,482,585
Tikehau Clo IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 3.224% 1/20/2037 (b)(c)(d)	EUR	900,000	1,044,378
TOTAL IRELAND			30,047,962
SINGAPORE - 0.0%
Bayfront Iabs VII Pte Ltd Series 2025-7A Class A, U.S. SOFR Index + 1.28%, 5.2003% 4/11/2048 (b)(c)(d)		2,700,000	2,700,732
UNITED STATES - 0.2%
ABFC Series 2006-HE1 Class A2B, CME Term SOFR 1 month Index + 0.3345%, 4.2888% 1/25/2037 (c)		7,077,765	3,987,222
ABFC Series 2007-WMC1 Class A1A, CME Term SOFR 1 month Index + 1.3645%, 5.3188% 6/25/2037 (c)(d)		812,311	584,915
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 4.7688% 1/25/2035 (c)(d)		730,350	729,909
ACE Securities Corp Series 2005-HE5 Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 8/25/2035 (c)		222,655	223,547
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)		344,973	345,165
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 5.9438% 7/25/2034 (c)		1,488,647	1,486,886
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 9.3555% 7/25/2034 (c)		1,370,893	1,179,407
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 5.1855% 1/25/2034 (c)		264,257	254,622
Argent Securities Inc Series 2005-W3 Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.7288% 11/25/2035 (c)		2,241,630	2,198,288
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 4.2988% 5/25/2037 (c)		1,265,009	914,364
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.8945% 11/25/2035 (c)(d)		2,394,423	2,305,875
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 4.9388% 2/25/2036 (c)		6,244,096	5,812,957
Bear Stearns Asset Backed Securities I Trust Series 2006-HE2 Class M2, CME Term SOFR 1 month Index + 0.615%, 4.6838% 2/25/2036 (c)(d)		703,654	706,481
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 4.7688% 4/25/2037 (c)(d)		3,555,190	3,403,910
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class B, 6.8% 8/15/2029		3,204,892	3,219,661
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class A3, 4.72% 9/15/2028		3,100,000	3,105,633
Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 Class A3, CME Term SOFR 1 month Index + 0.2545%, 4.2088% 12/25/2036 (c)(d)		155,568	153,076
Carrington Mtg Ln Tr Ser 2006 Nc2 Series 2006-NC2 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.5488% 6/25/2036 (c)(d)		2,113,910	2,048,462
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (b)		906,395	937,428
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 5.8688% 9/25/2034 (c)		573,882	528,165
Citigroup Mortgage Loan Trust Series 2005-HE1 Class M4, CME Term SOFR 1 month Index + 1.1495%, 5.1038% 5/25/2035 (c)(d)		1,220,689	1,177,838
Cps Auto Receivables Trust Series 2022-A Class D, 2.84% 4/16/2029 (b)		2,885,412	2,869,919
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (b)		1,767,480	1,796,898
EFMT Trust Series 2025-CES2 Class A1A, 5.655% 2/25/2060 (b)		1,774,380	1,792,692
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.4088% 4/25/2037 (b)(c)		935,957	881,318
Exeter Automobile Receivables Trust Series 2024-5A Class A3, 4.45% 3/15/2028		462,644	462,770
Exeter Automobile Receivables Trust Series 2024-5A Class B, 4.48% 4/16/2029		750,000	749,778
Exeter Automobile Receivables Trust Series 2024-5A Class C, 4.64% 1/15/2030		750,000	752,539
Fieldstone Mortgage Investment Trust Series 2004-3 Series 2004-5 Class M4, CME Term SOFR 1 month Index + 2.8145%, 6.7688% 2/25/2035 (c)		4,000,000	2,609,146
Fieldstone Mortgage Investment Trust Series 2006-2 Class 2A3, CME Term SOFR 1 month Index + 0.6545%, 4.6088% 7/25/2036 (c)		3,377,832	1,862,901
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 5.1188% 10/25/2034 (c)		1,162,404	1,060,499
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/2028 (b)		2,354,000	2,351,867
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (b)		1,500,000	1,509,113
GLS Auto Receivables Issuer Trust Series 2024-3A Class C, 5.21% 2/18/2031 (b)		1,500,000	1,517,852
Gls Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (b)		2,686,061	2,692,688
Gls Auto Select Receivables Trust Series 2024-4A Class B, 4.5% 11/15/2030 (b)		2,000,000	2,009,557
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		1,007,456	1,010,034
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (b)		937,505	953,617
GSAMP Trust 2006-HE5 Series 2006-HE5 Class A2D, CME Term SOFR 1 month Index + 0.24%, 4.5488% 8/25/2036 (c)(d)		1,285,660	1,195,512
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A1, CME Term SOFR 1 month Index + 0.3745%, 4.3288% 12/25/2046 (c)		1,057,169	564,612
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2A, CME Term SOFR 1 month Index + 0.2145%, 4.1688% 12/25/2046 (c)		1,480,847	739,441
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2B, CME Term SOFR 1 month Index + 0.1%, 4.2688% 12/25/2046 (c)(d)		426,473	212,950
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.2545%, 4.2088% 12/25/2036 (c)		728,670	392,264
Home Equity Asset Trust 2004-1 Series 2006-4 Class 2A4, CME Term SOFR 1 month Index + 0.56%, 4.6288% 8/25/2036 (c)(d)		162,725	162,027
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A Series 2005-C Class M3, CME Term SOFR 1 month Index + 0.8945%, 4.8488% 10/25/2035 (c)		2,000,000	1,924,264
HSI Asset Securitization Corp Trust Series 2006-OPT1 Class M4, CME Term SOFR 1 month Index + 0.9245%, 4.8788% 12/25/2035 (c)		3,000,000	2,364,989
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.4288% 4/25/2037 (c)(d)		232,978	153,373
Lendmark Fdg Trust Series 2024-2A Class A, 4.47% 2/21/2034 (b)		700,000	700,832
Marlette Funding Trust Series 2022-3A Class C, 6.89% 11/15/2032 (b)		68,640	68,696
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3 Series 2007-3 Class A2C, CME Term SOFR 1 month Index + 0.18%, 4.4288% 6/25/2037 (c)(d)		1,903,173	1,918,010
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 6.1688% 1/25/2035 (c)		3,314,462	3,072,740
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 Class M1, CME Term SOFR 1 month Index + 1.0445%, 4.9988% 7/25/2035 (c)		5,392,033	5,415,349
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.5346% 2/18/2040 (b)(c)(d)		5,000,000	4,987,587
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 4.1288% 12/25/2036 (c)		234,766	118,558
Morgan Stanley ABS Capital I Inc Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 4.8288% 9/25/2034 (c)(d)		715,454	748,833
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 4.9838% 9/25/2034 (c)		298,948	305,372
Morgan Stanley ABS Capital I Inc Series 2005-HE1 Class A2MZ, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 12/25/2034 (c)		316,101	304,945
Morgan Stanley ABS Capital I Inc Series 2005-WMC6 Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.0438% 7/25/2035 (c)		2,500,000	2,266,824
Morgan Stanley ABS Capital I Inc Trust Series 2007-HE4 Class A2A, CME Term SOFR 1 month Index + 0.11%, 4.1788% 2/25/2037 (c)(d)		242,508	72,855
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 4.7088% 4/25/2037 (c)(d)		505,929	501,829
Navient Private Education Loan Trust Series 2017-A Class B, 3.91% 12/16/2058 (b)		857,567	853,675
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (b)		1,873,433	1,765,775
New Century Home Equity Loan Trust Series 2005-4 Class M4, CME Term SOFR 1 month Index + 1.0595%, 5.0138% 9/25/2035 (c)(d)		1,428,558	1,419,482
Newcastle Mortgage Securities Trust Series 2007-1 Class 1A1, CME Term SOFR 1 month Index + 0.3045%, 4.2588% 4/25/2037 (c)		1,689,726	1,642,825
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (b)		1,777,000	1,788,099
Option One Mortgage Loan Trust 2007-5 Series 2007-5 Class 2A4, CME Term SOFR 1 month Index + 0.3%, 4.3688% 5/25/2037 (c)(d)		2,217,971	1,201,700
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.3788% 4/25/2037 (c)		6,744,228	3,685,654
Pagaya Ai Dbt Selection Trust Series 2023-7 Class C, 8.798% 7/15/2031 (b)		3,038,941	3,051,587
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (b)		893,717	897,416
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (b)		674,620	679,554
Pagaya Ai Debt Grantor Trust Series 2024-8 Class A, 5.331% 1/15/2032 (b)		777,362	780,159
Pagaya Ai Debt Selection Trust Series 2024-1 Class B, 7.109% 7/15/2031 (b)		1,970,763	1,980,596
Pagaya Ai Debt Trust Series 2023-8 Class C, 9.538% 6/16/2031 (b)		2,037,370	2,080,335
Pagaya Ai Debt Trust Series 2024-2 Class A, 6.319% 8/15/2031 (b)		1,223,396	1,229,116
Pagaya Ai Debt Trust Series 2024-3 Class A, 6.258% 10/15/2031 (b)		1,757,758	1,765,350
Pagaya Ai Debt Trust Series 2024-3 Class C, 7.297% 10/15/2031 (b)		2,244,901	2,259,470
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 5.8688% 9/25/2034 (c)		435,047	423,142
Pret LLC Series 2024-NPL6 Class A1, 5.9256% 10/25/2054 (b)(d)		1,996,085	1,996,707
PRET LLC Series 2024-NPL7 Class A1, 5.9251% 10/25/2054 (b)(d)		982,467	982,773
PRET LLC Series 2024-NPL9 Class A1, 5.8514% 12/25/2054 (b)		2,449,625	2,450,896
RASC Series 2005-EMX2 Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 5.7188% 6/25/2034 (c)		2,521,707	2,442,344
Renaissance Home Equity Loan Trust Series 2005-3 Class AV3, CME Term SOFR 1 month Index + 0.8745%, 4.8288% 11/25/2035 (c)		168,607	155,827
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (e)		4,153,493	1,044,676
Research-Driven Pagaya Motor Asset Trust Series 2023-3A Class A, 7.13% 1/26/2032 (b)		426,879	427,602
Rocket Mortgage Trust Series 2025-CES3 Class A1A, 5.553% 3/25/2055 (b)		2,596,434	2,631,869
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		1,500,000	1,502,440
Saxon Asset Secs Tr 2007-3 Series 2007-3 Class 2M1, CME Term SOFR 1 month Index + 0.9145%, 4.8688% 9/25/2047 (c)(d)		1,000,000	807,809
Saxon Asset Secs Trust Series 2007-2 Class A2C, CME Term SOFR 1 month Index + 0.3545%, 4.3088% 5/25/2047 (c)		464,610	346,095
Saxon Asset Securities Trust Series 2004-2 Class MF2, 6% 8/25/2035 (e)		1,978,080	1,814,606
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.3888% 11/25/2036 (c)(d)		6,407,877	1,753,102
SMB Private Education Loan Trust Series 2015-B Class B, 3.5% 12/17/2040 (b)		450,025	448,867
SMB Private Education Loan Trust Series 2015-C Class B, 3.5% 9/15/2043 (b)		785,735	784,467
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (b)		396,811	393,483
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (b)		608,911	575,116
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (b)		2,509,360	2,583,186
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.2357% 6/17/2052 (b)(c)(d)		5,348,546	5,335,136
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (b)		4,165,935	4,243,908
Smb Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (b)		512,338	520,526
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.5688% 10/25/2036 (c)(d)		912,163	883,190
Soundview Home Loan Trust Series 2006-OPT2 Class A4, CME Term SOFR 1 month Index + 0.6745%, 4.6288% 5/25/2036 (c)(d)		2,011,113	1,967,006
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 4.8338% 2/25/2035 (c)		396,282	419,244
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.8617% 7/25/2057 (b)(d)		2,000,000	1,823,869
TOWD Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (b)		2,300,000	2,212,711
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (b)		2,826,380	2,857,244
Upstart Securitization Trust Series 2023-2 Class B, 7.92% 6/20/2033 (b)		2,285,410	2,301,106
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 4.2388% 7/25/2047 (c)		3,789,842	2,890,148
Washington Mut Asset Backed Ctfs Wmabs Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.4255% 8/25/2036 (c)		2,788,702	1,829,900
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (b)		475,000	483,516
Westlake Automobile Receivables Trust Series 2024-3A Class A3, 4.71% 4/17/2028 (b)		3,000,000	3,009,474
TOTAL UNITED STATES			171,801,639
TOTAL ASSET-BACKED SECURITIES (Cost $279,504,291)			283,316,286

Collateralized Mortgage Obligations - 0.2%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 2.99% 1/24/2063 (b)(c)	EUR	3,167,868	3,674,059
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.059% 5/26/2066 (b)(c)(d)	EUR	1,187,776	1,380,195
UNITED STATES - 0.2%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (b)		405,951	409,001
Alternative Loan Trust Series 2005-1CB Class 4A1, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 3/25/2035 (c)(d)		3,295,557	1,857,098
Alternative Loan Trust Series 2005-56 Class 1A1, CME Term SOFR 1 month Index + 1.46%, 5.5288% 11/25/2035 (c)(d)		5,237,181	4,924,466
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (b)		3,634,666	3,555,453
Bear Stearns Trust Series 2006-1 Class 21A2, 4.4977% 2/25/2036 (d)		3,713,405	2,580,173
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (b)		2,741,922	2,500,432
Cim Tr 2023-R3 Series 2023-R3 Class A1A, 4.5% 1/25/2063 (b)		466,421	457,156
Citimortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.4688% 7/25/2037 (c)(d)		2,536,123	2,019,187
CSMC Series 2014-2R Class 12A3, 2.25% 4/27/2037 (b)(d)		2,276,608	2,161,620
CSMC Trust Series 2017-RPL3 Class B1, 4.4056% 8/1/2057 (b)(d)		598,549	587,312
Fannie Mae Guaranteed REMIC Series 2025-68 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 8/25/2055 (c)(d)		4,551,305	4,564,421
Fannie Mae Guaranteed REMIC Series 2025-70 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2055 (c)(d)		6,975,917	7,023,618
Fannie Mae Guaranteed REMIC Series 2025-74 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 9/25/2055 (c)(d)		7,735,409	7,764,669
Fannie Mae Guaranteed REMIC Series 2025-78 Class KF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 9/25/2055 (c)(d)		7,068,233	7,094,492
Fannie Mae Guaranteed REMIC Series 2025-99 Class KF, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 11/25/2055 (c)(d)		7,382,489	7,390,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)		477,333	476,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 12/25/2054 (c)(d)		1,401,410	1,405,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FA, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 12/25/2054 (c)(d)		899,955	907,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 12/25/2054 (c)(d)		3,899,455	3,914,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.0118% 11/25/2054 (c)(d)		3,367,669	3,371,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class FH, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 3/25/2055 (c)(d)		2,144,710	2,145,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5521 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 3/25/2055 (c)(d)		4,623,454	4,639,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5537 Class FA, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.3718% 5/25/2055 (c)(d)		3,284,875	3,288,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5549 Class BF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		784,538	787,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5557 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 7/25/2055 (c)(d)		463,056	464,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5565 Class FC, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 8/25/2055 (c)(d)		4,275,440	4,295,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FA, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.0218% 9/25/2055 (c)(d)		6,064,591	6,080,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 9/25/2055 (c)(d)		10,101,860	10,126,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FE, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 9/25/2055 (c)(d)		4,706,284	4,717,732
Ginnie Mae Series 2025-124 Class HF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2489% 7/20/2055 (c)(d)		1,430,989	1,438,927
Ginnie Mae Series 2025-156 Class JF, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.9489% 9/20/2055 (c)(d)		4,401,327	4,400,240
Ginnie Mae Series 2025-H19 Class DF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8989% 9/20/2075 (c)(d)		7,005,925	7,014,089
Ginnie Mae Series 2025-H20 Class FA, U.S. 30-Day Avg. SOFR Index + 0.77%, 4.8689% 9/20/2075 (c)(d)		9,116,981	9,111,079
Ginnie Mae Series 2025-H21 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7989% 10/20/2075 (c)(d)		5,015,967	4,989,591
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 5.4781% 10/25/2045 (d)		8,063,219	6,113,600
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 4.6888% 10/25/2045 (c)		1,210,068	1,134,501
HarborView Mortgage Loan Trust 2006-7 Series 2006-7 Class 2A1A, CME Term SOFR 1 month Index + 0.4%, 4.4733% 9/19/2046 (c)(d)		3,428,848	3,279,647
HarborView Mortgage Loan Trust Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 4.7543% 6/20/2035 (c)(d)		464,740	427,940
HomeBanc Mortgage Trust Series 2004-1 Class 2A, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 8/25/2029 (c)		219,520	214,766
Indymac Imsc Mtg Ln Trust Series 2007-AR1 Class 2A1, 3.8268% 6/25/2037 (d)		912,659	560,776
JP Morgan Mortgage Trust Series 2024-10 Class A11, 5.3218% 3/25/2055 (b)(d)		1,865,405	1,866,910
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.4424% 7/27/2036 (b)(c)(d)		5,040,259	4,518,755
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.3908% 1/25/2063 (b)(d)		1,732,713	1,713,109
Lehman XS Trust Series 2005-6 Series 2005-7N Class 1A1A, CME Term SOFR 1 month Index + 0.6545%, 4.6088% 12/25/2035 (c)		2,441,525	2,287,891
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 Class 1A1, 12 month Average U.S. Treasury Maturity + 0.8%, 4.8781% 12/25/2046 (c)(d)		489,092	370,393
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (b)		4,560,000	4,429,041
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 4.3588% 12/25/2035 (c)(d)		1,153,713	845,823
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.2863% 7/26/2045 (b)(c)		2,239,409	2,215,484
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (b)(d)		2,095,384	2,097,566
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		2,705,095	2,648,737
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (b)		1,698,419	1,707,050
PRET LLC Series 2024-NPL8 Class A1, 5.9632% 11/25/2054 (b)		3,737,055	3,738,313
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (b)		1,883,536	1,829,989
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (b)(d)		2,361,704	2,362,430
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (b)		3,396,148	3,397,253
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (b)		2,742,503	2,699,846
RALI Series 2006-QS14 Trust Series 2006-QS14 Class A1, 6.5% 11/25/2036		652,570	553,562
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (b)		3,795,702	3,836,791
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4268% 11/25/2063 (b)(d)		944,622	944,895
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.5088% 5/25/2036 (c)(d)		3,477,242	2,869,861
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5786% 10/25/2064 (b)(d)		2,983,520	3,010,064
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (b)(d)		809,234	813,950
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (b)(d)		1,628,188	1,638,972
WaMu Mortgage MSC Pass Through Certificates Series 2005-3 Class 1CB1, 5.5% 5/25/2035		1,065,654	973,513
WaMu Mortgage Pass-Through Certificates Series 2007-OA1 Trust Series 2007-OA1 Class A1A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.7781% 2/25/2047 (c)(d)		1,800,079	1,648,080
TOTAL UNITED STATES			195,212,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,592,250)			200,266,970

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-Q034 Class APT2, 2.8914% 7/25/2054 (d) (Cost $2,812,465)	2,937,166	2,830,034

Common Stocks - 81.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	469,013	40,185,034
Elevra Lithium Ltd ADR (f)	2,955	111,049

TOTAL AUSTRALIA		40,296,083
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	3,610	39,096
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Coinshares International Ltd	486,627	6,700,615
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (g)	40,328	460,142
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	30,000	8,371,926
TOTAL BELGIUM		8,832,068
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (g)	132,345	3,610,371
RenaissanceRe Holdings Ltd	78,652	20,541,543

TOTAL BERMUDA		24,151,914
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (g)	652,415	11,345,497
Capital Markets - 0.0%
XP Inc Class A	138,879	2,737,305
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	165,314	1,732,491
TOTAL FINANCIALS		15,815,293

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	11,986	1,319,059
TOTAL BRAZIL		17,134,352
CANADA - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc (United States) (f)	126,537	6,180,067
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (f)	39,100	2,834,607
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (United States) (g)	1,022,002	14,338,688
TOTAL CONSUMER DISCRETIONARY		23,353,362

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	39,700	2,161,348
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Athabasca Oil Corp (g)	1,011,300	5,626,575
Cameco Corp (United States) (g)	111,549	9,873,202
Imperial Oil Ltd (f)	87,100	8,618,690
Whitecap Resources Inc (f)	725,483	6,055,858
		30,174,325
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Asset Management Ltd Class A (United States)	64,892	3,422,404
Brookfield Corp Class A (United States) (f)	1,477,063	69,421,961
		72,844,365
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (f)	8,694	408,270
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,421	5,879,924
		6,288,194
TOTAL FINANCIALS		79,132,559

Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (g)	3,450	55,614
Repare Therapeutics Inc (g)	7,699	16,784
Xenon Pharmaceuticals Inc (f)(g)	132,188	5,911,447
		5,983,845
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co (United States)	197,501	18,938,371
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (f)	125,586	4,377,928
TOTAL INDUSTRIALS		23,316,299

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (g)	53,497	18,424,902
IT Services - 0.1%
Shopify Inc Class A (United States) (g)	270,401	42,896,415
Software - 0.1%
Constellation Software Inc/Canada (OTC)	2,591	6,335,244
D-Wave Quantum Inc (g)	47,615	1,079,432
Descartes Systems Group Inc/The (United States) (g)	430,296	35,464,996
Hut 8 Corp (United States) (g)	13,533	608,985
		43,488,657
TOTAL INFORMATION TECHNOLOGY		104,809,974

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	36,100	6,296,923
Altius Minerals Corp	28,800	822,504
Franco-Nevada Corp (United States) (f)	146,524	30,746,596
Novagold Resources Inc (United States) (g)	19,390	197,584
Ssr Mining Inc (United States) (g)	802,375	18,679,290
		56,742,897
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (f)	197,459	12,143,729
TOTAL MATERIALS		68,886,626

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (g)	4,292,396	17,040,812
Real Matters Inc (g)	297,735	1,397,647
Real Matters Inc (OTC) (g)	201,619	891,156
		19,329,615
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (f)	6,080	277,552
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (f)	13,449	557,999
TOTAL UTILITIES		835,551

TOTAL CANADA		357,983,504
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc Class A ADR (g)	46,435	5,427,787
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	5,486	862,948
Prosus NV Class N	69,600	4,387,862
		5,250,810
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc (f)	68,992	3,321,275
Household Durables - 0.0%
Midea Group Co Ltd H Shares	364,537	4,143,716
TOTAL CONSUMER DISCRETIONARY		12,715,801

Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd A Shares (g)	2,674,780	11,389,995
Vnet Group Inc Class A ADR (g)	315,057	2,816,610
		14,206,605
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (f)(g)	448,374	1,596,211
TOTAL INFORMATION TECHNOLOGY		15,802,816

TOTAL CHINA		33,946,404
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (g)	57,194	3,962,972
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (g)	37,008	7,857,908
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	349,019	17,224,088
TOTAL DENMARK		25,081,996
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (g)	52,823	1,961,318
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	813,032	4,943,235
TOTAL FINLAND		6,904,553
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	269,300	4,434,123
Media - 0.0%
Criteo SA ADR (g)	278,879	5,544,115
TOTAL COMMUNICATION SERVICES		9,978,238

Financials - 0.0%
Banks - 0.0%
BNP Paribas SA	23,439	2,003,536
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	8,200	1,972,433
TOTAL FRANCE		13,954,207
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Schaeffler AG Class Registered	1,270,136	9,815,523
Specialty Retail - 0.0%
LuxExperience BV ADR (f)(g)	1,213,384	11,417,944
TOTAL CONSUMER DISCRETIONARY		21,233,467

Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (f)(g)	18,000	1,856,700
Health Care Equipment & Supplies - 0.0%
Eckert & Ziegler SE	221,264	4,148,978
TOTAL HEALTH CARE		6,005,678

Information Technology - 0.0%
Software - 0.0%
SAP SE ADR	57,417	13,880,560
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	59,700	108,056
TOTAL GERMANY		41,227,761
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (f)	12,678	191,057
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Okeanis Eco Tankers Corp (b)(g)(h)	110,244	4,061,389
Financials - 0.0%
Banks - 0.0%
Eurobank Ergasias Services and Holdings SA	1,300,668	5,151,673
Piraeus Financial Holdings SA	395,510	3,244,635
		8,396,308
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp	467,139	9,296,066
TOTAL GREECE		21,753,763
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	3,507	186,116
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	66,240	2,438,957
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	332,211	3,411,507
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (g)	6,027	64,790
TOTAL IRELAND		3,476,297
ISRAEL - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (g)	96,667	394,401
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (g)	174,172	2,058,713
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	17,068	716,344
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (g)	75,998	7,273,768
Semiconductors & Semiconductor Equipment - 0.0%
Tower Semiconductor Ltd (United States) (g)	110,664	11,963,885
Software - 0.0%
Cellebrite DI Ltd (g)	405,448	6,835,853
Nice Ltd ADR (g)	45,110	4,784,818
SimilarWeb Ltd (g)	725,291	5,679,029
		17,299,700
TOTAL INFORMATION TECHNOLOGY		36,537,353

TOTAL ISRAEL		39,706,811
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (f)	491,100	5,240,037
Prada Spa	685,255	4,055,737

TOTAL ITALY		9,295,774
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Musashi Seimitsu Industry Co Ltd (f)	279,366	5,143,604
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd ADR	1,116,502	29,832,933
Eisai Co Ltd	20,000	627,274
		30,460,207
Industrials - 0.0%
Building Products - 0.0%
Daikin Industries Ltd ADR (f)	313,849	4,076,899
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	4,100	1,143,371
TOTAL JAPAN		40,824,081
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (g)	949,528	26,738,709
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	46,470	16,867,770
TOTAL KOREA (SOUTH)		43,606,479
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	3,199	431,161
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	287,437	16,478,764
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	95,953	1,465,202
TOTAL MONACO		17,943,966
NETHERLANDS - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (g)	13,100	11,946,938
Newamsterdam Pharma Co NV (f)(g)	100,253	4,140,449
uniQure NV (g)	18,000	495,180
		16,582,567
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	2,300	1,266,081
NXP Semiconductors NV	711,968	138,791,042
		140,057,123
TOTAL NETHERLANDS		156,639,690
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR (f)	446,093	6,075,787
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	6,362	285,654
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	80,600	1,624,048
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	629,660	12,448,378
Popular Inc	71,245	8,172,514
		20,620,892
Financial Services - 0.0%
EVERTEC Inc	110,303	3,187,757
TOTAL PUERTO RICO		23,808,649
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (f)(g)	92,757	1,190,072
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	5,732	258,571
TOTAL SINGAPORE		1,448,643
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(h)	6,665	200,165
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	474,600	5,090,986
TOTAL SPAIN		5,291,151
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	225,419	26,597,188
Industrials - 0.0%
Building Products - 0.0%
Munters Group AB (b)(h)	156,346	2,671,137
TOTAL SWEDEN		29,268,325
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	900,640	14,887,579
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (g)	12,600	554,274
TOTAL CONSUMER DISCRETIONARY		15,441,853

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Lonza Group AG ADR	75,603	5,181,074
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	6,334	75,438
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	512,219	115,838,327
TOTAL SWITZERLAND		136,536,692
TAIWAN - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	216,000	5,638,015
Delta Electronics Inc	357,000	10,604,073
		16,242,088
Semiconductors & Semiconductor Equipment - 0.3%
Jentech Precision Industrial Co Ltd	37,000	3,425,598
Taiwan Semiconductor Manufacturing Co Ltd ADR	537,847	156,787,780
		160,213,378
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	29,000	1,270,835
TOTAL TAIWAN		177,726,301
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (g)	90,373	41,518,260
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (g)	81,600	1,577,002
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (f)(g)	1,170,755	11,789,503
Soho House & Co Inc Class A (f)(g)	58,209	515,732
		12,305,235
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo PLC	28,300	650,479
Food Products - 0.1%
Nomad Foods Ltd	971,763	11,884,661
Personal Care Products - 0.1%
Unilever PLC ADR	672,439	40,743,080
Tobacco - 0.0%
British American Tobacco PLC ADR	47,281	2,773,503
TOTAL CONSUMER STAPLES		56,051,723

Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	521,365	23,596,980
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	467,670	16,270,239
Financial Services - 0.0%
Klarna Group PLC	90,691	2,854,046
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	34,409	655,147
Hiscox Ltd	176,484	3,130,399
		3,785,546
TOTAL FINANCIALS		22,909,831

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (f)	299,458	9,965,962
Pharmaceuticals - 0.0%
Astrazeneca PLC ADR	55,066	5,105,720
TOTAL HEALTH CARE		15,071,682

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR (f)	458,175	12,668,539
Machinery - 0.0%
Luxfer Holdings PLC	6,180	77,250
TOTAL INDUSTRIALS		12,745,789

TOTAL UNITED KINGDOM		144,258,242
UNITED STATES - 79.9%
Communication Services - 7.9%
Diversified Telecommunication Services - 0.5%
Anterix Inc (g)	263	5,407
AST SpaceMobile Inc Class A (g)	34,041	1,913,104
AT&T Inc	13,315,422	346,467,281
Atn International Inc	26,848	566,224
Bandwidth Inc Class A (g)	198,495	2,826,569
Frontier Communications Parent Inc (g)	26,788	1,015,801
GCI Liberty Inc/DEL Class A (g)(i)	105,502	0
Globalstar Inc (g)	5,472	332,424
IDT Corp Class B	6,110	304,095
Lumen Technologies Inc (g)	356,677	2,892,650
Verizon Communications Inc	2,893,143	118,937,109
		475,260,664
Entertainment - 1.3%
AMC Entertainment Holdings Inc Class A (f)(g)	91,897	225,148
Atlanta Braves Holdings Inc Class C (g)	744	29,611
CuriosityStream Inc Class A	13,300	63,973
Electronic Arts Inc	121,048	24,455,327
Eventbrite Inc Class A (g)	278,168	692,638
Liberty Media Corp-Liberty Formula One Class C (f)(g)	13,500	1,295,730
Lionsgate Studios Corp	27,051	201,800
Live Nation Entertainment Inc (g)	7,600	999,020
Madison Square Garden Entertainment Corp Class A (g)	5,200	257,244
Madison Square Garden Sports Corp Class A (g)	1,100	250,833
Marcus Corp/The	64,219	1,008,238
Netflix Inc (g)	4,950,372	532,561,021
Playstudios Inc Class A (g)	13,535	8,689
Playtika Holding Corp	64,719	262,112
ROBLOX Corp Class A (g)	70,449	6,694,768
Roku Inc Class A (g)	51,860	5,019,529
Sphere Entertainment Co Class A (f)(g)	78,325	6,625,512
Spotify Technology SA (g)	61,760	36,986,211
Take-Two Interactive Software Inc (g)	28,372	6,981,498
TKO Group Holdings Inc Class A	90,627	17,571,669
Walt Disney Co/The	4,136,929	432,184,974
Warner Bros Discovery Inc (g)	167,590	4,022,160
Warner Music Group Corp Class A	1,619,787	45,742,785
		1,124,140,490
Interactive Media & Services - 5.6%
Alphabet Inc Class A	4,788,587	1,533,209,786
Alphabet Inc Class C	5,384,329	1,723,631,399
Angi Inc Class A (g)	1,000	11,420
Bumble Inc Class A (g)	5,800	20,590
Cargurus Inc Class A (g)	820	28,930
EverQuote Inc Class A (g)	80,640	2,128,090
Match Group Inc	460,418	15,336,524
MediaAlpha Inc Class A (g)	37,439	477,722
Meta Platforms Inc Class A	2,349,151	1,522,132,390
Nextdoor Holdings Inc Class A (g)	330,992	579,236
Pinterest Inc Class A (g)	383,300	10,011,796
QuinStreet Inc (g)	164,290	2,293,488
Shutterstock Inc	23,977	499,201
Snap Inc Class A (g)	492,614	3,783,276
TripAdvisor Inc Class A	350,864	5,217,348
Yelp Inc Class A (f)(g)	243,984	7,053,577
Ziff Davis Inc (g)	3,400	111,588
ZipRecruiter Inc Class A (g)	165,033	783,907
		4,827,310,268
Media - 0.2%
AMC Networks Inc Class A (g)	12,500	111,500
Cable One Inc (f)	1,900	222,661
Charter Communications Inc Class A (f)(g)	34,371	6,878,325
Comcast Corp Class A	1,429,613	38,156,371
DoubleVerify Holdings Inc (g)	76,255	803,728
EchoStar Corp Class A (g)	35,961	2,635,582
EW Scripps Co/The Class A (g)	40,400	170,892
Fox Corp Class A	500,600	32,789,300
Fox Corp Class B	164,090	9,559,883
Integral Ad Science Holding Corp (g)	15,928	163,740
Liberty Broadband Corp Class C (g)	903	41,800
Magnite Inc (g)	42,817	628,982
New York Times Co/The Class A	579,820	37,398,390
News Corp Class A	333,205	8,556,705
News Corp Class B (f)	263,231	7,746,888
Nexstar Media Group Inc (f)	163,244	31,365,702
Omnicom Group Inc (f)	75,691	5,420,989
Paramount Skydance Corp Class B (f)	775	12,416
Sinclair Inc Class A (f)	387	6,098
Sirius XM Holdings Inc (f)	339,146	7,210,244
Stagwell Inc Class A (g)	1,800	9,647
TechTarget Inc (f)	8,989	47,012
TEGNA Inc (f)	635,184	12,398,792
Thryv Holdings Inc (f)(g)	18,844	106,092
Trade Desk Inc (The) Class A (g)	133,500	5,281,260
USA TODAY Co Inc (f)(g)	167,100	837,171
WideOpenWest Inc (g)	47,700	247,086
		208,807,256
Wireless Telecommunication Services - 0.3%
Array Digital Infrastructure Inc	100	4,918
Gogo Inc (f)(g)	836,903	5,983,856
Spok Holdings Inc	546	7,251
T-Mobile US Inc	1,320,490	275,995,615
Telephone and Data Systems Inc	2,500	100,675
		282,092,315
TOTAL COMMUNICATION SERVICES		6,917,610,993

Consumer Discretionary - 8.6%
Automobile Components - 0.2%
Adient PLC (g)	113,272	2,204,273
American Axle & Manufacturing Holdings Inc (g)	69,288	455,222
Aptiv PLC	106,217	8,237,128
BorgWarner Inc	996,009	42,888,148
Cooper-Standard Holdings Inc (g)	19,000	593,750
Dana Inc (f)	378,797	8,488,841
Fox Factory Holding Corp (g)	7,262	107,404
Gentex Corp	596,105	13,609,077
Goodyear Tire & Rubber Co/The (g)	666,943	5,775,726
Lear Corp	96,931	10,406,512
Modine Manufacturing Co (g)	284,084	46,058,539
Motorcar Parts of America Inc (g)	99,487	1,311,239
Phinia Inc	162,020	8,763,662
QuantumScape Corp Class A (f)(g)	153,682	1,877,994
Standard Motor Products Inc	29,833	1,119,931
Stoneridge Inc (g)	24,067	137,423
Strattec Security Corp (g)	4,804	360,300
Visteon Corp	1,667	172,118
		152,567,287
Automobiles - 1.3%
Ford Motor Co	4,011,908	53,278,138
General Motors Co	1,485,764	109,233,369
Harley-Davidson Inc (f)	358,600	8,782,114
Rivian Automotive Inc Class A (f)(g)	76,988	1,298,018
Tesla Inc (g)	2,316,147	996,336,955
Winnebago Industries Inc	4,600	166,474
		1,169,095,068
Broadline Retail - 3.3%
Amazon.com Inc (g)	11,722,503	2,733,922,150
Dillard's Inc Class A (f)	4,946	3,314,117
eBay Inc	772,629	63,965,955
Etsy Inc (g)	83,735	4,540,112
Groupon Inc (f)(g)	52,257	883,665
Kohl's Corp (f)	82,756	2,034,970
Macy's Inc	595,843	13,323,049
Ollie's Bargain Outlet Holdings Inc (g)	19,769	2,433,762
		2,824,417,780
Distributors - 0.1%
A-Mark Precious Metals Inc	20,271	581,979
Genuine Parts Co	53,000	6,911,200
GigaCloud Technology Inc Class A (g)	149,248	5,537,101
LKQ Corp	491,469	14,591,715
Pool Corp	131,221	31,965,436
		59,587,431
Diversified Consumer Services - 0.1%
ADT Inc	3,710,850	30,614,513
Adtalem Global Education Inc (g)	2,579	238,712
Bright Horizons Family Solutions Inc (g)	163,860	16,838,254
Coursera Inc (g)	266,253	2,116,711
Duolingo Inc Class A (g)	13,698	2,621,934
European Wax Center Inc Class A (g)	200	774
Frontdoor Inc (g)	19,391	1,045,757
Grand Canyon Education Inc (g)	111,539	17,594,162
H&R Block Inc	2,139	90,095
Laureate Education Inc (g)	585,357	18,087,531
Lincoln Educational Services Corp (g)	56,061	1,153,735
Perdoceo Education Corp	892	24,940
Service Corp International/US	335,820	26,674,183
Strategic Education Inc	1,874	146,209
Stride Inc (g)	10,444	663,507
Udemy Inc (g)	7,600	38,608
Universal Technical Institute Inc (g)	9,938	228,773
		118,178,398
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (g)	318,353	37,244,117
Aramark	4,293	159,571
Biglari Holdings Inc Class B (g)	423	124,324
Bloomin' Brands Inc (f)	197,000	1,398,700
Booking Holdings Inc	31,097	152,832,115
Boyd Gaming Corp	3,610	300,713
Brinker International Inc (g)	83,260	12,804,555
Caesars Entertainment Inc (g)	67,921	1,580,522
Carnival Corp (g)	277,228	7,146,938
Chipotle Mexican Grill Inc (g)	4,314,024	148,920,108
Choice Hotels International Inc	543	49,554
Churchill Downs Inc	191,942	20,938,953
Darden Restaurants Inc	112,471	20,197,542
Domino's Pizza Inc	41,807	17,543,471
DoorDash Inc Class A (g)	596,491	118,325,920
DraftKings Inc Class A (g)	441,452	14,638,548
Dutch Bros Inc Class A (g)	52,452	3,074,212
Expedia Group Inc Class A	162,979	41,672,101
Hilton Grand Vacations Inc (g)	380	16,275
Hilton Worldwide Holdings Inc	564,022	160,763,191
Hyatt Hotels Corp Class A (f)	126,008	20,714,455
Kura Sushi USA Inc Class A (f)(g)	62,265	3,059,079
Las Vegas Sands Corp	793,276	54,069,692
Life Time Group Holdings Inc (g)	216,430	6,042,726
Lindblad Expeditions Holdings Inc (g)	24,568	295,553
Marriott International Inc/MD Class A1	103,653	31,592,398
McDonald's Corp	1,018,587	317,615,799
MGM Resorts International (g)	186,625	6,585,996
Monarch Casino & Resort Inc	31,833	3,074,431
Nathan's Famous Inc (f)	5,437	501,618
Navan Inc Class A (g)	138,104	2,304,956
Norwegian Cruise Line Holdings Ltd (g)	130,579	2,410,488
Penn Entertainment Inc (g)	1,915	28,419
Planet Fitness Inc Class A (g)	10,433	1,168,183
Pursuit Attractions and Hospitality Inc (f)(g)	156,425	5,370,070
Red Robin Gourmet Burgers Inc (g)	13,637	59,730
Red Rock Resorts Inc Class A	3,595	210,559
Royal Caribbean Cruises Ltd	249,472	66,421,920
Rush Street Interactive Inc Class A (g)	256,736	4,734,212
Sabre Corp (g)	4,100	6,601
Shake Shack Inc Class A (g)	9,907	866,664
Sharplink Gaming Inc (g)	26,322	279,540
Starbucks Corp	337,347	29,386,297
Sweetgreen Inc Class A (f)(g)	522,755	3,392,680
Texas Roadhouse Inc	80,958	14,187,890
Travel + Leisure Co	248,093	17,014,218
United Parks & Resorts Inc (f)(g)	239,703	8,650,881
Vail Resorts Inc	83,364	11,688,466
Wingstop Inc (f)	47,372	12,540,790
Wyndham Hotels & Resorts Inc (f)	27,819	2,036,351
Wynn Resorts Ltd	15,609	2,008,566
Yum! Brands Inc	234,823	35,977,232
		1,424,027,890
Household Durables - 0.3%
Cavco Industries Inc (g)	16,452	9,799,634
Century Communities Inc	18,182	1,187,103
Champion Homes Inc (f)(g)	184,850	15,867,524
Cricut Inc Class A (f)	101,615	481,655
DR Horton Inc	125,000	19,876,250
Flexsteel Industries Inc	1,902	75,186
Garmin Ltd	26,600	5,195,512
Green Brick Partners Inc (g)	2,590	175,809
Installed Building Products Inc	46,780	12,537,976
KB Home	9,811	631,142
La-Z-Boy Inc	1,397	54,371
Leggett & Platt Inc (f)	212,455	2,179,788
Lennar Corp Class A	47,400	6,223,620
LGI Homes Inc (g)	98,360	5,116,687
Lovesac Co/The (g)	4,336	62,222
M/I Homes Inc (g)	30,253	4,162,510
Meritage Homes Corp	11,100	811,188
Mohawk Industries Inc (g)	7,338	850,474
Newell Brands Inc	570,783	2,083,358
NVR Inc (g)	5,305	39,826,173
PulteGroup Inc	284,700	36,210,993
SharkNinja Inc (g)	99,082	9,667,431
Somnigroup International Inc	21,100	1,931,072
Sonos Inc (g)	12,726	236,195
Taylor Morrison Home Corp (g)	97,530	6,114,156
Toll Brothers Inc	266,622	37,281,754
TopBuild Corp (g)	69,143	31,287,208
Tri Pointe Homes Inc (g)	204,427	6,975,049
Universal Electronics Inc (g)	682	2,257
Whirlpool Corp (f)	74,800	5,785,780
		262,690,077
Leisure Products - 0.0%
Brunswick Corp/DE	118,655	7,844,282
Hasbro Inc	140,179	11,578,786
MasterCraft Boat Holdings Inc (g)	35,524	656,484
Mattel Inc (g)	520,391	10,990,658
Peloton Interactive Inc Class A (g)	951,898	6,463,387
Polaris Inc	2,504	166,165
		37,699,762
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (g)	1,257	123,023
Academy Sports & Outdoors Inc (f)	303,725	14,654,731
Advance Auto Parts Inc	2,918	151,386
Asbury Automotive Group Inc (f)(g)	35,815	8,329,495
AutoNation Inc (g)	115,310	24,363,850
AutoZone Inc (g)	11,858	46,890,445
BARK Inc (g)	16,469	11,774
Bath & Body Works Inc	710,832	12,375,585
Best Buy Co Inc	217,951	17,279,155
Boot Barn Holdings Inc (g)	13,093	2,537,685
Buckle Inc/The	62,223	3,514,355
Burlington Stores Inc (g)	557,803	140,694,651
Caleres Inc (f)	5,400	63,234
Camping World Holdings Inc Class A	57,159	639,609
CarMax Inc (g)	137,888	5,330,750
Carparts Com Inc (g)	50,611	27,269
Carvana Co Class A (g)	61,905	23,183,423
Chewy Inc Class A (g)	11,413	396,830
Citi Trends Inc (g)	3,385	153,307
Dick's Sporting Goods Inc	39,800	8,221,486
Duluth Holdings Inc Class B (g)	257	830
Five Below Inc (g)	19,811	3,266,636
Floor & Decor Holdings Inc Class A (g)	39,026	2,482,834
GameStop Corp Class A (f)(g)	40,974	923,144
Gap Inc/The	384,289	10,402,703
Group 1 Automotive Inc	22,989	9,219,509
Home Depot Inc/The	748,603	267,191,383
Lithia Motors Inc Class A	85,472	27,251,892
LL Flooring Holdings Inc (g)(i)	7,900	0
Lowe's Cos Inc	1,515,081	367,376,841
MarineMax Inc (g)	303,047	7,085,239
Monro Inc (f)	58,892	1,101,869
Murphy USA Inc	82,525	31,777,902
National Vision Holdings Inc (f)(g)	281,463	8,120,208
O'Reilly Automotive Inc (g)	762,843	77,581,133
Penske Automotive Group Inc	101,406	16,399,378
Petco Health & Wellness Co Inc Class A (g)	127,776	408,883
RealReal Inc/The (g)	135,613	1,963,676
Revolve Group Inc Class A (g)	590,113	14,263,031
RH (g)	7,035	1,108,646
Ross Stores Inc	291,906	51,480,542
Sally Beauty Holdings Inc (g)	247,200	3,920,592
Signet Jewelers Ltd	721	72,215
Sleep Number Corp (f)(g)	9,000	45,900
Stitch Fix Inc Class A (f)(g)	99,534	423,020
ThredUp Inc Class A (g)	12,890	96,933
TJX Cos Inc/The	618,641	93,983,941
Tractor Supply Co	23,000	1,259,940
Ulta Beauty Inc (g)	42,795	23,059,230
Upbound Group Inc (f)	25,714	460,795
Urban Outfitters Inc (g)	30,686	2,272,912
Victoria's Secret & Co (g)	29,555	1,221,508
Warby Parker Inc Class A (g)	480,677	9,522,211
Wayfair Inc Class A (g)	32,401	3,590,031
Williams-Sonoma Inc	151,102	27,199,871
Winmark Corp	90	36,991
Zumiez Inc (g)	43,308	1,126,008
		1,376,640,420
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (f)(g)	69,600	5,914,608
Deckers Outdoor Corp (g)	32,900	2,896,187
G-III Apparel Group Ltd (g)	72,799	2,122,091
Levi Strauss & Co Class A	17,290	380,899
Movado Group Inc	1,169	24,478
NIKE Inc Class B	593,232	38,340,584
PVH Corp	122,526	10,385,304
Ralph Lauren Corp Class A	57,032	20,949,565
Tapestry Inc	308,752	33,740,419
VF Corp	163,161	2,855,318
Wolverine World Wide Inc	3,700	59,976
		117,669,429
TOTAL CONSUMER DISCRETIONARY		7,542,573,542

Consumer Staples - 3.6%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (g)	1,521	296,290
Brown-Forman Corp Class A (f)	32,551	928,029
Brown-Forman Corp Class B (f)	451,065	13,071,864
Celsius Holdings Inc (g)	296,751	12,148,986
Coca-Cola Co/The	3,031,780	221,683,754
Coca-Cola Consolidated Inc	160,190	26,102,961
Constellation Brands Inc Class A	76,655	10,454,209
Keurig Dr Pepper Inc	4,493,069	125,356,625
Molson Coors Beverage Co Class B	419,972	19,532,898
Monster Beverage Corp (g)	1,231,895	92,379,806
National Beverage Corp (g)	69,894	2,380,590
PepsiCo Inc	1,990,136	296,012,829
Primo Brands Corp Class A	676,186	10,609,358
Vita Coco Co Inc/The (f)(g)	150,966	8,063,094
Zevia PBC Class A (g)	9,000	24,119
		839,045,412
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	1,266,517	23,215,257
Andersons Inc/The	6,700	345,049
BJ's Wholesale Club Holdings Inc (g)	773,321	69,003,433
Casey's General Stores Inc	14,910	8,505,559
Chefs' Warehouse Inc/The (g)	1,100	67,451
Costco Wholesale Corp	350,134	319,878,921
Dollar General Corp	252,865	27,686,189
Dollar Tree Inc (g)	274,854	30,456,572
Ingles Markets Inc Class A (f)	110,915	8,531,582
Kroger Co/The	947,092	63,720,350
Maplebear Inc (g)	237,243	9,966,578
Performance Food Group Co (f)(g)	360,698	35,012,955
PriceSmart Inc	113,437	13,964,095
Sprouts Farmers Market Inc (g)	89,649	7,513,483
Sysco Corp	424,218	32,325,412
Target Corp	122,800	11,128,136
United Natural Foods Inc (f)(g)	173,263	6,464,443
US Foods Holding Corp (g)	246,568	19,397,505
Walmart Inc	3,323,327	367,260,867
Weis Markets Inc (f)	31,708	2,060,068
		1,056,503,905
Food Products - 0.3%
B&G Foods Inc	4,500	20,745
BRC Inc Class A (f)(g)	52,503	66,679
Bunge Global SA	106,100	10,193,027
Cal-Maine Foods Inc	11,775	981,093
Calavo Growers Inc	35,929	736,185
Campbell's Company/The	238,494	7,269,297
Conagra Brands Inc	318,256	5,680,870
Dole PLC	348,558	5,047,120
Freshpet Inc (g)	168,042	9,605,281
General Mills Inc	175,100	8,290,985
Hormel Foods Corp	55,400	1,285,834
Ingredion Inc	188,025	20,220,209
JM Smucker Co	98,600	10,272,148
Kraft Heinz Co/The	923,730	23,564,352
Lamb Weston Holdings Inc	70,599	4,169,577
Lifeway Foods Inc (g)	500	12,392
Limoneira Co	1,089	15,126
Mama's Creations Inc (f)(g)	1,209,004	13,685,925
Marzetti Company/The	76,705	12,805,133
Mondelez International Inc	2,114,852	121,752,030
Pilgrim's Pride Corp	160,632	6,110,441
Post Holdings Inc (g)	1,409	146,578
Simply Good Foods Co/The (g)	297,373	5,852,301
Smithfield Foods Inc	51,600	1,115,076
Tootsie Roll Industries Inc Class A	34,326	1,316,745
Tyson Foods Inc Class A	303,638	17,626,186
Vital Farms Inc (g)	3,900	127,530
		287,968,865
Household Products - 0.5%
Central Garden & Pet Co Class A (g)	28,707	888,195
Church & Dwight Co Inc	127,217	10,833,800
Clorox Co/The	101,786	10,986,781
Colgate-Palmolive Co	798,457	64,187,958
Energizer Holdings Inc	319,500	5,824,485
Kimberly-Clark Corp	423,065	46,164,853
Oil-Dri Corp of America	100	5,442
Procter & Gamble Co/The	2,148,728	318,355,540
Reynolds Consumer Products Inc	112,275	2,804,630
WD-40 Co	69,896	13,685,637
		473,737,321
Personal Care Products - 0.1%
BellRing Brands Inc (g)	486,021	15,013,189
Coty Inc Class A (f)(g)	77,200	256,304
elf Beauty Inc (g)	317,372	24,174,225
Estee Lauder Cos Inc/The Class A	213,403	20,074,820
Honest Co Inc/The (f)(g)	3,254,515	8,754,645
Kenvue Inc	762,479	13,229,011
Medifast Inc (f)(g)	12,137	133,143
Nu Skin Enterprises Inc Class A	369,669	3,656,026
Olaplex Holdings Inc (g)	1,957,578	2,231,639
		87,523,002
Tobacco - 0.4%
Altria Group Inc	2,154,047	127,110,313
Philip Morris International Inc	1,604,466	252,671,306
Turning Point Brands Inc	52,483	5,256,697
		385,038,316
TOTAL CONSUMER STAPLES		3,129,816,821

Energy - 2.6%
Energy Equipment & Services - 0.3%
Archrock Inc	120,459	2,956,064
Baker Hughes Co Class A	3,328,468	167,089,094
Cactus Inc Class A	123,590	5,304,483
Halliburton Co	1,187,100	31,125,762
Liberty Energy Inc Class A	32,068	570,169
National Energy Services Reunited Corp (g)	31,534	439,584
Oceaneering International Inc (f)(g)	71,206	1,737,426
Oil States International Inc (g)	54,649	344,289
Patterson-UTI Energy Inc	69,066	401,273
ProPetro Holding Corp (g)	600	5,741
SLB Ltd	797,682	28,907,996
Solaris Energy Infrastructure Inc Class A (f)	226,573	10,850,581
TETRA Technologies Inc (g)	4,300	33,411
Transocean Ltd (f)(g)	609,233	2,686,718
Weatherford International PLC	89,806	6,717,489
		259,170,080
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	1,009,821	18,186,876
Antero Resources Corp (g)	637,643	23,229,334
APA Corp	317,500	7,927,975
Berry Corp	34,000	115,260
California Resources Corp	92,421	4,415,875
Centrus Energy Corp Class A (f)(g)	4,178	1,083,355
Cheniere Energy Inc	128,200	26,724,572
Chevron Corp	1,159,016	175,162,088
Chord Energy Corp	48,980	4,597,263
Civitas Resources Inc (f)	32,044	941,132
Clean Energy Fuels Corp (g)	261,709	570,526
CNX Resources Corp (f)(g)	220,605	8,568,298
ConocoPhillips	1,235,084	109,539,600
Core Natural Resources Inc	57,819	4,625,520
CVR Energy Inc (g)	11,000	379,830
Delek US Holdings Inc	255,860	9,894,106
Devon Energy Corp	986,389	36,555,576
DHT Holdings Inc	353,958	4,612,073
Diamondback Energy Inc	258,255	39,407,130
Dorian LPG Ltd (f)	72,591	1,798,805
DT Midstream Inc	131,681	15,993,974
Energy Fuels Inc/Canada (United States) (f)(g)	73,249	1,054,786
EOG Resources Inc	1,555,451	167,755,390
EQT Corp	1,627,207	99,031,818
Expand Energy Corp	135,129	16,476,279
Exxon Mobil Corp	6,396,004	741,424,785
FutureFuel Corp	25,491	84,120
Green Plains Inc (g)	12,300	127,059
Gulfport Energy Corp (g)	3,955	879,948
HF Sinclair Corp	653,892	34,597,426
International Seaways Inc	88,180	4,670,895
Kinder Morgan Inc	1,008,200	27,544,024
Magnolia Oil & Gas Corp Class A (f)	355,027	8,215,325
Marathon Petroleum Corp	319,559	61,908,165
Matador Resources Co	715,521	30,338,090
Murphy Oil Corp (f)	545,774	17,502,972
Northern Oil & Gas Inc (f)	244,237	5,468,466
Ovintiv Inc	399,728	16,372,859
Par Pacific Holdings Inc (g)	20,927	955,318
PBF Energy Inc Class A	19,306	665,671
Permian Resources Corp Class A	803,631	11,644,613
Phillips 66	208,300	28,528,768
Range Resources Corp (f)	389,189	15,369,074
REX American Resources Corp (g)	57,148	1,885,313
Shell PLC ADR (f)	403,021	29,730,859
SM Energy Co	216,977	4,133,412
Targa Resources Corp	235,458	41,278,142
Uranium Energy Corp (f)(g)	158,311	1,942,476
Valero Energy Corp	586,917	103,743,449
Williams Cos Inc/The	1,563,654	95,273,438
		2,062,932,108
TOTAL ENERGY		2,322,102,188

Financials - 11.8%
Banks - 3.5%
1st Source Corp	20,810	1,299,376
Amalgamated Financial Corp	6,124	179,739
Ameris Bancorp	13,881	1,051,625
Associated Banc-Corp	236,900	6,228,101
Axos Financial Inc (g)	118,880	9,769,558
Bancorp Inc/The (g)	111,959	7,173,213
Bank First Corp	1,456	181,607
Bank of America Corp	11,321,447	607,395,632
Bank of Hawaii Corp	6,328	414,737
Bank OZK	131,525	6,052,781
Bank7 Corp	3,615	149,769
Banner Corp	206,844	12,991,872
Beacon Financial Corp	2,388	61,109
Cadence Bank	179,208	7,139,647
Camden National Corp	6,790	274,588
Capitol Federal Financial Inc	30,315	200,382
CF Bankshares Inc Class A	4,808	114,959
Citigroup Inc	2,824,927	292,662,437
Citizens Financial Group Inc	951,060	51,452,346
Columbia Banking System Inc	275,800	7,645,176
Comerica Inc	82,850	6,659,483
Commerce Bancshares Inc/MO	83,750	4,514,963
Community Trust Bancorp Inc	12,295	682,373
Community West Bancshares	12,881	291,755
Connectone Bancorp Inc	41,315	1,044,030
Cullen/Frost Bankers Inc	68,117	8,427,435
Customers Bancorp Inc (f)(g)	18,014	1,241,165
East West Bancorp Inc	341,401	36,427,487
Eastern Bankshares Inc	24,508	461,486
Enterprise Financial Services Corp	11,385	621,735
Esquire Financial Holdings Inc	13,680	1,396,181
Fifth Third Bancorp	4,077,232	177,196,503
First Business Financial Services Inc	5,976	312,067
First Citizens BancShares Inc/NC Class A	11,028	20,709,371
First Financial Bankshares Inc	74,965	2,341,907
First Hawaiian Inc	315,384	7,859,369
First Horizon Corp	1,431,356	31,976,493
First Internet Bancorp	11,754	223,914
First Merchants Corp	130	4,788
Flagstar Financial Inc (f)	504,415	6,174,040
Flushing Financial Corp	39,984	656,137
FNB Corp/PA	273,828	4,556,498
Hancock Whitney Corp	1,132	68,588
Heritage Commerce Corp	25,650	279,329
Hilltop Holdings Inc	1,519	52,131
Home BancShares Inc/AR	1,900	53,314
HomeTrust Bancshares Inc	5,547	227,482
Horizon Bancorp Inc/IN	55,556	952,230
Huntington Bancshares Inc/OH	1,427,039	23,260,736
Independent Bank Corp	123,614	8,906,389
Independent Bank Corp/MI	29,535	964,318
JPMorgan Chase & Co	2,239,197	701,047,797
Kearny Financial Corp/MD	164,960	1,133,275
KeyCorp	1,732,283	31,839,362
Live Oak Bancshares Inc	22,231	709,614
M&T Bank Corp	58,243	11,078,983
Mechanics Bancorp Class A (g)	2,203	34,234
Meridian Corp	51,118	816,866
Metropolitan Bank Holding Corp	15,056	1,123,328
Midland States Bancorp Inc	9,557	155,397
MVB Financial Corp	3,997	108,159
National Bank Holdings Corp Class A	1,300	48,372
NB Bancorp Inc (f)	57,846	1,133,203
Nicolet Bankshares Inc	9,046	1,139,615
Northfield Bancorp Inc	208,733	2,243,880
OceanFirst Financial Corp (f)	160,353	3,022,654
Old National Bancorp/IN	650,430	14,133,844
Park National Corp	8,490	1,303,640
Pathward Financial Inc	75,169	5,404,651
Peapack-Gladstone Financial Corp	200	5,399
Peoples Bancorp Inc/OH	4,251	125,957
Pinnacle Financial Partners Inc	198,687	18,215,624
PNC Financial Services Group Inc/The	170,138	32,448,719
Preferred Bank/Los Angeles CA (f)	23,726	2,239,972
Prosperity Bancshares Inc	13,526	929,371
Provident Financial Services Inc (f)	22,864	438,532
Regions Financial Corp	1,504,322	38,284,995
Seacoast Banking Corp of Florida	291,792	9,208,956
Southern Financial Capital Trust III (g)	9,330	473,591
SOUTHSTATE BANK CORP	4,828	432,154
Synovus Financial Corp (f)	196,312	9,462,238
Texas Capital Bancshares Inc (g)	91,005	8,205,921
Third Coast Bancshares Inc (g)	4,265	162,539
Tompkins Financial Corp	854	59,020
Towne Bank/Portsmouth VA	1,604	53,814
Truist Financial Corp	972,362	45,214,833
UMB Financial Corp	112,470	12,493,168
United Bankshares Inc/WV	27,040	1,006,970
United Community Bank/SC	21,663	662,021
Unity Bancorp Inc	4,511	225,685
US Bancorp	2,539,108	124,543,247
WaFd Inc	244,664	7,746,062
Washington Trust Bancorp Inc	20,812	591,061
Webster Financial Corp	182,286	10,864,246
Wells Fargo & Co	6,326,971	543,170,460
WesBanco Inc	23,571	760,636
Western Alliance Bancorp	279,788	22,811,116
Wintrust Financial Corp	68,271	9,149,679
Zions Bancorp NA	372,628	19,834,988
		3,057,280,199
Capital Markets - 2.5%
Acadian Asset Management Inc	20,291	909,848
Affiliated Managers Group Inc	51,000	13,710,330
Ameriprise Financial Inc	100,165	45,649,197
Ares Management Corp Class A	140,469	22,032,563
Artisan Partners Asset Management Inc Class A	144,597	5,997,884
Bank of New York Mellon Corp/The	1,048,604	117,548,508
BGC Group Inc Class A	8,167	71,052
Blackrock Inc	65,939	69,057,915
Blackstone Inc	129,500	18,961,390
Carlyle Group Inc/The	354,807	19,347,626
Cboe Global Markets Inc	79,405	20,499,989
Charles Schwab Corp/The	3,756,667	348,355,731
CME Group Inc Class A	232,353	65,398,075
Cohen & Steers Inc	55,473	3,508,667
Coinbase Global Inc Class A (g)	16,930	4,618,843
Diamond Hill Investment Group Inc	5,601	660,918
DigitalBridge Group Inc Class A	2,907,598	28,232,777
Evercore Inc Class A	127,168	40,702,662
FactSet Research Systems Inc	35,995	9,980,334
Federated Hermes Inc Class B (f)	424,039	21,274,037
Franklin Resources Inc	128,388	2,900,285
Goldman Sachs Group Inc/The	382,449	315,918,172
Hamilton Lane Inc Class A	88,976	11,027,241
Houlihan Lokey Inc Class A	232,562	40,791,375
Interactive Brokers Group Inc Class A	167,806	10,910,746
Intercontinental Exchange Inc	387,680	60,982,064
Invesco Ltd	808,421	19,765,893
Janus Henderson Group PLC	37,052	1,619,543
Jefferies Financial Group Inc	899,505	51,775,508
KKR & Co Inc Class A	978,301	119,655,995
Lazard Inc	231,522	11,691,861
MarketAxess Holdings Inc	152,350	24,968,642
Moelis & Co Class A	152,306	9,773,476
Moody's Corp	120,202	58,992,738
Morgan Stanley	1,254,460	212,831,684
Morningstar Inc	77,469	16,644,989
MSCI Inc	15,034	8,474,966
Nasdaq Inc	271,395	24,675,233
Northern Trust Corp	113,900	14,959,626
Open Lending Corp (g)	3,038,949	5,804,393
P10 Inc Class A (f)	511,638	4,799,164
Perella Weinberg Partners Class A	316,474	5,778,815
PJT Partners Inc Class A	63,309	10,636,545
Raymond James Financial Inc	65,000	10,175,100
Robinhood Markets Inc Class A (g)	260,173	33,429,629
S&P Global Inc	134,274	66,979,899
SEI Investments Co	445,370	36,012,618
State Street Corp	710,743	84,592,632
Stifel Financial Corp	109,664	13,379,008
T Rowe Price Group Inc	59,200	6,060,896
TPG Inc Class A (f)	330,392	19,519,559
Tradeweb Markets Inc Class A	369,033	40,172,932
Virtu Financial Inc Class A	748,371	26,761,747
		2,238,981,320
Consumer Finance - 0.5%
Ally Financial Inc	174,920	7,224,196
American Express Co	534,938	195,396,803
Atlanticus Holdings Corp (g)	3,333	196,480
Bread Financial Holdings Inc	874	59,195
Capital One Financial Corp	485,075	106,265,380
Dave Inc Class A (g)	20,444	4,462,107
Encore Capital Group Inc (g)	43,179	2,240,558
Enova International Inc (g)	74,631	9,783,378
EZCORP Inc Class A (f)(g)	78,864	1,520,498
Figure Technology Solutions Inc Class A (f)	15,594	565,127
LendingClub Corp (g)	6,179	111,840
Lendingtree Inc (g)	7,438	424,189
Navient Corp	97,869	1,213,576
Nelnet Inc Class A	600	77,544
OneMain Holdings Inc	193,853	12,024,702
PRA Group Inc (g)	96,836	1,568,743
PROG Holdings Inc	94,151	2,709,666
SLM Corp	262,500	7,691,250
SoFi Technologies Inc Class A (g)	884,098	26,275,393
Synchrony Financial	396,177	30,648,253
Upstart Holdings Inc (f)(g)	30,725	1,381,396
		411,840,274
Financial Services - 3.3%
Affirm Holdings Inc Class A (g)	80,080	5,681,676
Apollo Global Management Inc	1,197,756	157,924,129
Berkshire Hathaway Inc Class A (g)	7	5,390,700
Berkshire Hathaway Inc Class B (g)	1,278,323	656,815,141
Block Inc Class A (g)	1,044,065	69,743,542
Cannae Holdings Inc (f)	368,000	5,924,800
Cantaloupe Inc (g)	119,996	1,280,357
Corebridge Financial Inc	1,316,405	39,518,478
Corpay Inc (g)	424,285	125,503,503
Enact Holdings Inc	7,900	305,809
Equitable Holdings Inc (f)	776,615	36,260,154
Essent Group Ltd	46,927	2,945,139
Federal Agricultural Mortgage Corp Class C	2,947	506,177
Fidelity National Information Services Inc	2,037,016	133,974,542
Fiserv Inc (g)	346,464	21,297,142
Global Payments Inc	100,788	7,635,699
HA Sustainable Infrastructure Capital Inc	355,856	12,227,212
International Money Express Inc (g)	57,854	881,695
Jack Henry & Associates Inc	2,324	405,492
Jackson Financial Inc	2,040	199,940
Mastercard Inc Class A	1,456,560	801,879,977
MGIC Investment Corp	591,600	16,771,860
NCR Atleos Corp (g)	379,743	14,077,073
NMI Holdings Inc (g)	135,374	5,164,518
Onity Group Inc (g)	14,411	642,010
Payoneer Global Inc (g)	167,600	968,728
PayPal Holdings Inc	590,913	37,044,336
Radian Group Inc	385,200	13,693,860
Remitly Global Inc (g)	595,235	8,062,458
Repay Holdings Corp Class A (g)	1,541,367	5,117,338
Rocket Cos Inc Class A	694,200	13,870,116
Sezzle Inc (f)(g)	147,867	9,130,787
Shift4 Payments Inc Class A (f)(g)	255,141	18,824,303
Sycamore Partners LLC rights (g)(i)	304,719	161,500
Toast Inc Class A (g)	255,377	8,731,340
UWM Holdings Corp Class A	408,696	2,390,872
Velocity Financial Inc (g)	39,750	768,368
Visa Inc Class A	1,704,625	570,094,785
Voya Financial Inc	502,732	35,342,060
Walker & Dunlop Inc	91,643	5,923,804
Waterstone Financial Inc	20,699	324,146
Western Union Co/The (f)	1,205,508	10,596,415
WEX Inc (f)(g)	100,528	14,914,334
		2,878,916,315
Insurance - 2.0%
AFLAC Inc	210,801	23,253,458
Allstate Corp/The	457,666	97,473,705
American Financial Group Inc/OH	268,402	36,964,323
American International Group Inc	1,097,223	83,564,504
Amerisafe Inc	86,604	3,533,443
Aon PLC	253,936	89,873,029
Arch Capital Group Ltd (g)	111,257	10,449,257
Arthur J Gallagher & Co (f)	585,012	144,860,671
Assurant Inc	16,691	3,808,219
Assured Guaranty Ltd	194,116	17,575,263
Axis Capital Holdings Ltd (f)	425,537	43,506,903
Baldwin Insurance Group Inc/The Class A (f)(g)	555,164	15,827,726
Brighthouse Financial Inc (g)	33,392	2,188,846
Brown & Brown Inc	2,200	176,946
Chubb Ltd	764,845	226,531,792
Cincinnati Financial Corp	126,825	21,254,602
CNA Financial Corp (f)	147,983	6,918,205
Donegal Group Inc Class A	16,350	329,126
eHealth Inc (g)	3,936	16,059
Employers Holdings Inc	2,932	116,840
Erie Indemnity Co Class A (f)	51,209	15,131,747
Everest Group Ltd	111,994	35,198,594
Fidelity National Financial Inc	80,822	4,803,251
First American Financial Corp	169,251	11,129,946
Genworth Financial Inc Class A (g)	1,832,486	15,905,978
Globe Life Inc	237,840	32,044,183
Goosehead Insurance Inc Class A	51,447	3,681,033
Hanover Insurance Group Inc/The	99,320	18,428,826
Hartford Insurance Group Inc/The	658,986	90,300,852
Heritage Insurance Holdings Inc (g)	45,668	1,326,655
Horace Mann Educators Corp	591	27,056
Kemper Corp	50,459	2,054,690
Kinsale Capital Group Inc	70,155	27,002,660
Lemonade Inc (f)(g)	11,199	874,866
Lincoln National Corp	293,100	12,058,134
Loews Corp	67,600	7,292,012
Markel Group Inc (f)(g)	2,859	5,947,978
Marsh & McLennan Cos Inc	683,393	125,368,446
Mercury General Corp	5,919	551,177
MetLife Inc	1,006,693	77,072,416
Octave Specialty Group Inc (g)	53,104	477,405
Old Republic International Corp (f)	277,400	12,788,140
Oscar Health Inc Class A (f)(g)	140,749	2,529,260
Palomar Hldgs Inc (g)	21,572	2,679,458
Primerica Inc	85,179	21,918,260
Principal Financial Group Inc	206,701	17,532,379
Progressive Corp/The	727,601	166,467,833
Prudential Financial Inc	172,451	18,667,821
Reinsurance Group of America Inc	94,669	17,974,803
RLI Corp (f)	271,062	16,713,683
Root Inc/OH Class A (f)(g)	3,173	256,664
Safety Insurance Group Inc	1,200	91,224
Selective Insurance Group Inc	2	157
Stewart Information Services Corp	228,572	17,515,472
Tiptree Inc Class A	20,335	381,891
Travelers Companies Inc/The	183,888	53,853,440
United Fire Group Inc	3,727	136,222
Universal Insurance Holdings Inc	30,012	994,298
Unum Group	423,366	32,163,115
W R Berkley Corp	121,703	9,455,106
White Mountains Insurance Group Ltd (f)	12,063	24,418,528
Willis Towers Watson PLC	43,246	13,881,966
		1,745,320,542
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	542,000	12,357,600
Ladder Capital Corp Class A	8,482	93,726
Pennymac Mortgage Investment Trust	100	1,284
Rithm Capital Corp	33,600	386,064
Rithm Property Trust Inc	1,298	3,479
		12,842,153
TOTAL FINANCIALS		10,345,180,803

Health Care - 8.9%
Biotechnology - 2.1%
AbbVie Inc	2,220,549	505,619,007
ACADIA Pharmaceuticals Inc (g)	96,995	2,428,755
ADMA Biologics Inc (g)	39,100	749,938
Agios Pharmaceuticals Inc (g)	381,787	11,148,180
Alector Inc (g)	15,600	20,748
Alkermes PLC (g)	98,583	2,916,085
Alnylam Pharmaceuticals Inc (g)	23,056	10,403,559
Altimmune Inc (g)	36,028	189,507
Amgen Inc	383,518	132,490,128
Amicus Therapeutics Inc (g)	180,421	1,791,581
AnaptysBio Inc (f)(g)	11,200	466,480
Anika Therapeutics Inc (g)	4,200	41,496
Apellis Pharmaceuticals Inc (g)	97,004	2,066,185
Arcturus Therapeutics Holdings Inc (f)(g)	45,384	308,157
Arcus Biosciences Inc (g)	12,576	328,234
Arcutis Biotherapeutics Inc (g)	74,100	2,271,165
Ardelyx Inc (g)	277,972	1,612,238
Arrowhead Pharmaceuticals Inc (g)	22,816	1,202,403
Astria Therapeutics Inc (g)	300	3,795
Avidity Biosciences Inc (g)	7,074	507,206
Beam Therapeutics Inc (g)	6,228	157,755
BeOne Medicines Ltd ADR (g)	72,555	24,712,959
BioCryst Pharmaceuticals Inc (f)(g)	325,392	2,336,315
Biogen Inc (g)	71,042	12,936,038
BioMarin Pharmaceutical Inc (g)	155,092	8,674,296
Blueprint Medicines Corp rights (g)(i)	24,629	0
Bridgebio Pharma Inc (g)	235,396	16,950,866
Candel Therapeutics Inc (f)(g)	990,024	4,722,414
CareDx Inc (g)	472,325	8,440,448
Caris Life Sciences Inc (g)	23,915	610,550
Catalyst Pharmaceuticals Inc (g)	82,114	1,922,289
Celldex Therapeutics Inc (g)	24,529	662,774
Centessa Pharmaceuticals PLC ADR (g)	65,000	1,886,950
CG oncology Inc (f)(g)	18,000	807,120
Cidara Therapeutics Inc (g)	927	203,829
Cogent Biosciences Inc (g)	98,343	3,955,355
Cytokinetics Inc (f)(g)	290,138	19,767,102
Day One Biopharmaceuticals Inc (g)	145,582	1,381,573
Denali Therapeutics Inc (g)	48,712	948,423
Disc Medicine Inc (g)	38,333	3,578,769
Dynavax Technologies Corp (g)	16,000	181,920
Dyne Therapeutics Inc (g)	7,527	164,841
Editas Medicine Inc (g)	62,716	151,146
Emergent BioSolutions Inc (g)	6,600	73,722
Enanta Pharmaceuticals Inc (g)	1,400	19,768
Exact Sciences Corp (g)	73,297	7,424,253
Exelixis Inc (g)	1,163,848	51,407,166
Gilead Sciences Inc	1,720,315	216,484,440
GRAIL Inc (f)(g)	4,495	496,203
Halozyme Therapeutics Inc (g)	339,264	24,223,450
Heron Therapeutics Inc (f)(g)	26,263	30,465
Ideaya Biosciences Inc (g)	54,002	1,923,551
Incyte Corp (g)	352,404	36,812,122
Inhibrx Biosciences Inc (g)	5,012	421,609
Insmed Inc (g)	155,347	32,276,446
Intellia Therapeutics Inc (f)(g)	36,351	326,795
Ionis Pharmaceuticals Inc (g)	246,982	20,432,821
Iovance Biotherapeutics Inc (f)(g)	139,705	345,071
Ironwood Pharmaceuticals Inc Class A (g)	141,690	495,915
Janux Therapeutics Inc (g)	25,000	852,250
Kiniksa Pharmaceuticals International Plc Class A (g)	20,892	888,328
Kura Oncology Inc (g)	18,329	222,514
Kymera Therapeutics Inc (g)	20,539	1,394,187
Legend Biotech Corp ADR (g)	121,000	3,352,910
MacroGenics Inc (g)	37,734	57,733
Madrigal Pharmaceuticals Inc (g)	3,920	2,340,162
MannKind Corp (f)(g)	286,582	1,533,214
MiMedx Group Inc (g)	223,801	1,539,751
Mineralys Therapeutics Inc (g)	28,500	1,228,920
Mirum Pharmaceuticals Inc (g)	66,736	4,875,065
Moderna Inc (g)	469,530	12,198,389
Myriad Genetics Inc (g)	129,261	986,261
Natera Inc (g)	132,190	31,568,294
Neurocrine Biosciences Inc (g)	105,866	16,108,571
Nuvalent Inc Class A (g)	19,300	2,110,455
Organogenesis Holdings Inc Class A (g)	4,249	22,010
Praxis Precision Medicines Inc (g)	16,241	3,190,707
Protagonist Therapeutics Inc (g)	12,642	1,137,780
PTC Therapeutics Inc (g)	145,391	12,502,172
Puma Biotechnology Inc (g)	22,889	115,589
Recursion Pharmaceuticals Inc Class A (f)(g)	109,103	505,147
Regeneron Pharmaceuticals Inc	221,830	173,069,548
REGENXBIO Inc (f)(g)	113,173	1,515,386
Revolution Medicines Inc (g)	78,459	6,100,972
Rigel Pharmaceuticals Inc (g)	33,467	1,689,749
Roivant Sciences Ltd (g)	10,316	214,676
Sarepta Therapeutics Inc (f)(g)	71,934	1,535,072
Scholar Rock Holding Corp (f)(g)	28,188	1,241,963
Soleno Therapeutics Inc (g)	47,651	2,403,993
Summit Therapeutics Inc (g)	7,725	138,200
Syndax Pharmaceuticals Inc (g)	100,393	1,989,789
Taysha Gene Therapies Inc (g)	8,100	38,394
TG Therapeutics Inc (g)	114,840	3,819,578
Travere Therapeutics Inc (g)	55,772	1,974,887
Twist Bioscience Corp (f)(g)	52,493	1,680,301
Ultragenyx Pharmaceutical Inc (g)	457,096	15,884,086
United Therapeutics Corp (g)	188,963	91,836,018
Vanda Pharmaceuticals Inc (g)	201,227	1,078,577
Vaxcyte Inc (g)	57,938	2,874,304
Veracyte Inc (g)	337,861	15,994,340
Vericel Corp (g)	319,599	12,863,860
Vertex Pharmaceuticals Inc (g)	438,784	190,261,130
Viking Therapeutics Inc (f)(g)	74,668	2,748,529
Vir Biotechnology Inc (g)	21,613	138,755
Viridian Therapeutics Inc (g)	68,000	2,173,280
Voyager Therapeutics Inc (g)	12,873	52,651
Zenas Biopharma Inc (g)	50,000	1,941,500
Zymeworks Inc (g)	36,264	968,611
		1,819,870,934
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,580,233	203,692,034
ABIOMED Inc (g)(i)	14,700	33,957
Align Technology Inc (g)	40,573	5,971,940
AngioDynamics Inc (g)	35,214	436,654
Avanos Medical Inc (g)	16,800	197,232
Baxter International Inc	222,000	4,160,280
Becton Dickinson & Co	180,605	35,040,982
Boston Scientific Corp (g)	2,095,377	212,848,396
Cerus Corp (g)	11,900	20,944
Cooper Cos Inc/The (g)	233,822	18,221,748
DENTSPLY SIRONA Inc (f)	175,988	1,995,704
Dexcom Inc (g)	149,009	9,457,601
Edwards Lifesciences Corp (g)	1,380,784	119,672,549
Electromed Inc (g)	12,899	345,306
Embecta Corp	843,372	10,757,210
Enovis Corp (f)(g)	124,774	3,776,909
Envista Holdings Corp (g)	575,174	12,021,137
GE HealthCare Technologies Inc	128,400	10,270,716
Glaukos Corp (g)	16,028	1,703,616
Globus Medical Inc Class A (g)	354,421	32,266,488
Haemonetics Corp (g)	152,846	12,434,022
Hologic Inc (g)	5,295	396,966
ICU Medical Inc (g)	72,460	10,755,962
IDEXX Laboratories Inc (g)	58,873	44,324,304
Inmode Ltd (g)	42,822	610,214
Inspire Medical Systems Inc (g)	27,568	3,429,735
Insulet Corp (g)	23,818	7,793,011
Integer Holdings Corp (g)	213,761	15,429,269
Intuitive Surgical Inc (g)	345,220	197,976,766
iRadimed Corp	17,283	1,611,121
iRhythm Technologies Inc (g)	13,665	2,569,157
Kestra Medical Technologies Ltd	39,000	1,052,220
Lantheus Holdings Inc (g)	176,943	10,416,634
LivaNova PLC (g)	44,168	2,818,360
Masimo Corp (f)(g)	47,500	6,765,425
Medtronic PLC	2,376,193	250,284,409
Merit Medical Systems Inc (g)	123,238	10,671,178
NeuroPace Inc (g)	30,449	498,146
Novocure Ltd (g)	192,878	2,470,767
Omnicell Inc (g)	61,253	2,236,347
OraSure Technologies Inc (g)	7,885	18,766
Owlet Inc Class A (g)	349,078	4,593,866
Penumbra Inc (f)(g)	41,164	12,068,050
PROCEPT BioRobotics Corp (f)(g)	77,047	2,440,849
Pulmonx Corp (g)	24,400	39,528
Pulse Biosciences Inc (f)(g)	121,698	1,666,046
ResMed Inc (f)	174,415	44,620,589
RxSight Inc (g)	26,000	296,920
Sanara Medtech Inc (g)	972	20,334
Solventum Corp (g)	4,512	384,693
STERIS PLC	66,654	17,748,627
Stryker Corp	717,076	266,164,271
Tactile Systems Technology Inc (g)	1,100	28,281
Tandem Diabetes Care Inc (g)	181,153	3,806,025
Teleflex Inc	140,615	16,089,168
TransMedics Group Inc (f)(g)	71,117	10,405,128
Utah Medical Products Inc (f)	6,195	349,088
Varex Imaging Corp (g)	7,600	87,932
Zimmer Biomet Holdings Inc	204,775	19,969,658
		1,668,233,235
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (g)	270,981	4,660,873
Addus HomeCare Corp (g)	7,817	939,603
agilon health Inc (g)	1,040,200	677,274
Alignment Healthcare Inc (g)	129,429	2,486,331
AMN Healthcare Services Inc (g)	8,235	137,113
Billiontoone Inc Class A (g)	52	6,769
BrightSpring Health Services Inc (g)	100,004	3,616,145
Cardinal Health Inc	317,788	67,453,681
Castle Biosciences Inc (g)	842,471	33,656,716
Cencora Inc	213,007	78,584,673
Centene Corp (g)	1,186,732	46,686,037
Chemed Corp	74,315	32,638,405
Cigna Group/The	263,914	73,178,074
Clover Health Investments Corp Class A (f)(g)	49,256	122,647
Concentra Group Holdings Parent Inc	5,692	117,028
CorVel Corp (g)	64,261	4,702,620
Cross Country Healthcare Inc (g)	5,788	59,385
CVS Health Corp	1,793,523	144,127,508
DaVita Inc (g)	157,770	18,881,914
Elevance Health Inc	82,681	27,967,675
Encompass Health Corp	232,532	27,024,869
Ensign Group Inc/The	13,531	2,510,542
Fulgent Genetics Inc (g)	92,792	2,744,787
GeneDx Holdings Corp Class A (g)	77,720	12,975,354
Guardant Health Inc (g)	119,580	12,964,864
HCA Healthcare Inc	288,484	146,633,533
HealthEquity Inc (g)	249,413	26,233,259
Henry Schein Inc (g)	66,305	4,944,364
Hims & Hers Health Inc Class A (f)(g)	54,765	2,177,456
Hinge Health Inc Class A (g)	11,829	578,556
Humana Inc	87,025	21,388,134
Labcorp Holdings Inc	68,399	18,384,283
LifeStance Health Group Inc (g)	328,904	2,137,876
McKesson Corp	118,307	104,242,664
Molina Healthcare Inc (g)	16,500	2,446,290
National Research Corp Class A	36,460	619,455
NeoGenomics Inc (g)	128,100	1,550,010
Option Care Health Inc (g)	4,950	153,945
Owens & Minor Inc (f)(g)	119,400	324,768
Pediatrix Medical Group Inc (g)	12,097	291,417
Privia Health Group Inc (g)	182,763	4,453,934
Progyny Inc (g)	94,300	2,486,691
Quest Diagnostics Inc	107,400	20,317,932
RadNet Inc (g)	122,398	10,133,330
Select Medical Holdings Corp	578,905	8,967,238
Surgery Partners Inc (f)(g)	38,000	648,660
Tenet Healthcare Corp (g)	337,908	73,271,971
UnitedHealth Group Inc	1,085,105	357,835,077
Universal Health Services Inc Class B	221,252	53,903,625
Viemed Healthcare Inc (g)	19,686	136,030
		1,463,181,385
Health Care Technology - 0.0%
Definitive Healthcare Corp Class A (g)	21,900	62,196
Doximity Inc Class A (g)	636,852	32,759,667
Evolent Health Inc Class A (g)	65,200	273,840
HealthStream Inc (f)	49,510	1,245,177
HeartFlow Inc	1,400	45,150
Phreesia Inc (g)	81,566	1,671,287
Schrodinger Inc/United States (f)(g)	72,454	1,272,292
Veeva Systems Inc Class A (g)	53,364	12,822,836
Waystar Holding Corp (g)	569,022	21,002,602
		71,155,047
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (g)	155,784	2,930,297
Adaptive Biotechnologies Corp (g)	4,239	83,339
Agilent Technologies Inc	36,370	5,582,795
Avantor Inc (g)	116,635	1,368,129
Azenta Inc (g)	265,961	9,457,573
Bio-Rad Laboratories Inc Class A (g)	54,229	17,616,833
Bio-Techne Corp	934,099	60,258,726
Charles River Laboratories International Inc (g)	75,333	13,419,821
Codexis Inc (g)	2,511	4,343
Danaher Corp	1,247,422	282,890,361
Fortrea Holdings Inc (g)	12,917	164,175
ICON PLC (g)	155,241	28,719,585
Illumina Inc (g)	87,099	11,449,164
IQVIA Holdings Inc (g)	74,923	17,233,039
Medpace Holdings Inc (g)	80,772	47,854,179
Mettler-Toledo International Inc (g)	7,491	11,062,110
Niagen Bioscience Inc (g)	41,900	283,663
OmniAb Inc (g)	6,224	11,265
Personalis Inc (f)(g)	234,719	2,518,535
QIAGEN NV (f)	190,526	9,097,617
Quanterix Corp (f)(g)	2,054,021	14,912,192
Repligen Corp (g)	20,885	3,571,753
Tempus AI Inc Class A (f)(g)	22,385	1,744,463
Thermo Fisher Scientific Inc	388,133	229,320,620
Waters Corp (g)	54,842	22,124,360
West Pharmaceutical Services Inc	46,862	12,992,490
		806,671,427
Pharmaceuticals - 2.3%
Amneal Intermediate Inc Class A (g)	207,138	2,593,368
Amphastar Pharmaceuticals Inc (g)	1,500	41,550
Amylyx Pharmaceuticals Inc (g)	84,041	1,258,934
ANI Pharmaceuticals Inc (g)	19,093	1,620,041
Arvinas Inc (g)	46,872	589,884
Atea Pharmaceuticals Inc (g)	111,137	344,525
Axsome Therapeutics Inc (g)	14,214	2,153,421
Bristol-Myers Squibb Co	3,070,523	151,069,732
Collegium Pharmaceutical Inc (g)	5,434	253,659
Corcept Therapeutics Inc (g)	45,509	3,613,415
Crinetics Pharmaceuticals Inc (f)(g)	346,437	15,783,670
Edgewise Therapeutics Inc (g)	7,082	184,415
Elanco Animal Health Inc (f)(g)	150,335	3,498,295
Eli Lilly & Co	753,199	810,042,930
Evolus Inc (g)	22,337	159,933
Fulcrum Therapeutics Inc (g)	41,200	450,728
GSK PLC ADR	169,490	8,111,791
Haleon PLC ADR	1,165,745	11,400,986
Harmony Biosciences Holdings Inc (g)	103,296	3,645,316
Jazz Pharmaceuticals PLC (g)	169,854	29,984,327
Johnson & Johnson	2,506,833	518,713,884
Liquidia Corp (f)(g)	31,300	1,021,319
Merck & Co Inc	2,504,337	262,529,648
Nektar Therapeutics (g)	13,968	910,853
Novartis AG ADR	109,514	14,280,626
Nuvation Bio Inc Class A (f)(g)	42,169	338,617
Ocular Therapeutix Inc (g)	50,449	612,955
Organon & Co	243,400	1,876,614
Pacira BioSciences Inc (g)	32,496	765,931
Paratek Pharmaceuticals Inc rights (f)(g)(i)	2,400	0
Pfizer Inc	2,349,488	60,475,821
Phathom Pharmaceuticals Inc (f)(g)	904,062	14,121,448
Phibro Animal Health Corp Class A	4,917	205,924
Prestige Consumer Healthcare Inc (f)(g)	101,743	6,058,796
Roche Holding AG ADR (f)	250,283	11,971,036
Royalty Pharma PLC Class A	195,407	7,820,188
SIGA Technologies Inc	18,596	112,692
Structure Therapeutics Inc ADR (g)	60,209	2,156,084
Supernus Pharmaceuticals Inc (g)	32,216	1,468,727
Supernus Pharmaceuticals Inc rights (g)(i)	66,500	0
Tarsus Pharmaceuticals Inc (g)	25,772	2,060,729
Theravance Biopharma Inc (g)	8,124	164,917
Third Harmonic Bio Inc (f)(g)(i)	7,000	0
Trevi Therapeutics Inc (g)	155,199	2,047,075
Viatris Inc	3,366,048	35,983,053
WaVe Life Sciences Ltd (g)	134,598	1,044,480
Xeris Biopharma Holdings Inc (g)	54,200	389,156
Zevra Therapeutics Inc (g)	78,800	664,284
Zoetis Inc Class A	221,779	28,427,632
		2,023,023,409
TOTAL HEALTH CARE		7,852,135,437

Industrials - 7.5%
Aerospace & Defense - 1.7%
AAR Corp (g)	3,751	312,121
AeroVironment Inc (f)(g)	48,083	13,437,275
Archer Aviation Inc Class A (f)(g)	112,967	880,013
ATI Inc (g)	123,765	12,475,512
Axon Enterprise Inc (g)	2,891	1,561,545
Beta Technologies Inc Class A (g)	51,760	1,411,495
Boeing Co (g)	897,590	169,644,510
BWX Technologies Inc	86,159	15,412,122
Carpenter Technology Corp	57,869	18,433,591
Curtiss-Wright Corp	77,611	43,795,111
Ducommun Inc (g)	29,756	2,728,328
GE Aerospace	807,086	240,874,817
General Dynamics Corp	241,620	82,544,641
HEICO Corp	1,994	631,918
HEICO Corp Class A	90,506	22,352,267
Hexcel Corp (f)	146,241	11,147,951
Howmet Aerospace Inc	745,173	152,454,944
Huntington Ingalls Industries Inc	119,771	37,562,581
Intuitive Machines Inc Class A (f)(g)	14,749	140,116
Kratos Defense & Security Solutions Inc (g)	86,308	6,568,039
L3Harris Technologies Inc	112,194	31,267,346
Leonardo DRS Inc	17,659	603,408
Loar Holdings Inc (f)(g)	44,660	3,056,977
Lockheed Martin Corp	77,829	35,634,786
Mercury Systems Inc (g)	166,572	11,641,717
Moog Inc Class A	85,262	19,582,976
Northrop Grumman Corp	188,545	107,894,876
Park Aerospace Corp	154,081	2,987,631
Rocket Lab Corp	90,572	3,816,704
RTX Corp	1,146,709	200,570,871
StandardAero Inc (f)(g)	326,068	8,516,896
Textron Inc	344,986	28,689,036
TransDigm Group Inc	131,624	179,031,016
V2X Inc (g)	30,486	1,672,157
Woodward Inc	119,436	35,834,383
		1,505,169,677
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	196,584	31,231,300
Expeditors International of Washington Inc	161,615	23,741,244
FedEx Corp	194,352	53,578,959
GXO Logistics Inc (g)	644,951	32,724,814
Hub Group Inc Class A	222,580	8,584,910
United Parcel Service Inc Class B	359,386	34,425,585
		184,286,812
Building Products - 0.6%
A O Smith Corp	294,808	19,451,432
AAON Inc (f)	120,213	11,237,511
Allegion plc	236,248	39,224,255
Apogee Enterprises Inc	1,100	40,051
Armstrong World Industries Inc	134,471	25,514,528
Builders FirstSource Inc (g)	28,354	3,182,169
Carlisle Cos Inc	15,900	5,057,313
Carrier Global Corp	475,826	26,113,331
CSW Industrials Inc	35,833	9,741,918
Fortune Brands Innovations Inc	14,972	773,004
Gibraltar Industries Inc (g)	132,967	6,643,031
Griffon Corp	14,300	1,072,500
Hayward Holdings Inc (g)	5,559	91,446
Janus International Group Inc (f)(g)	469,496	2,915,570
JELD-WEN Holding Inc (g)	76,400	203,988
Johnson Controls International plc	504,611	58,691,305
Lennox International Inc	7,602	3,792,410
Masco Corp	96,100	6,234,007
Owens Corning	298,061	33,752,428
Resideo Technologies Inc (g)	44,988	1,484,154
Tecnoglass Inc	136,205	6,780,285
Tecogen Inc (f)(g)	308,958	2,304,827
Trane Technologies PLC	506,325	213,405,861
Trex Co Inc (g)	198,114	6,930,028
UFP Industries Inc	80,791	7,512,755
Zurn Elkay Water Solutions Corp	43,939	2,095,890
		494,245,997
Commercial Services & Supplies - 0.4%
ACCO Brands Corp	2,100	7,224
ACV Auctions Inc Class A (f)(g)	720,681	5,657,346
Brady Corp Class A	5,524	432,198
Brink's Co/The	121,508	13,648,994
Casella Waste Systems Inc Class A (g)	88,292	8,510,466
Cintas Corp	227,083	42,241,980
Clean Harbors Inc (g)	103,047	23,449,375
Copart Inc (g)	469,996	18,320,444
CoreCivic Inc (f)(g)	1,036,474	18,708,356
Deluxe Corp (f)	215,300	4,374,896
Ennis Inc (f)	53,490	932,866
Enviri Corp (f)(g)	14,233	261,033
GEO Group Inc/The (g)	39,098	616,184
Healthcare Services Group Inc (g)	28,912	542,967
Interface Inc	622,407	17,371,379
MillerKnoll Inc	100	1,582
Montrose Environmental Group Inc (g)	3,792	97,265
OPENLANE Inc (g)	1,583	40,272
Pitney Bowes Inc (f)	33,600	331,296
Republic Services Inc	27,200	5,904,032
Rollins Inc	577,119	35,481,276
Tetra Tech Inc	8,839	307,067
UniFirst Corp/MA	90,877	15,680,826
Veralto Corp	116,725	11,814,905
Vestis Corp	2,400	15,552
Virco Mfg. Corp	1,721	12,116
Waste Connections Inc (United States)	508,487	89,773,380
Waste Management Inc	92,930	20,246,659
		334,781,936
Construction & Engineering - 0.4%
AECOM	8,696	896,818
Ameresco Inc Class A (g)	6,200	215,202
API Group Corp (g)	998,032	39,482,146
Argan Inc	694	274,269
Bowman Consulting Group Ltd (g)	411	14,870
Comfort Systems USA Inc	117,339	114,633,164
Construction Partners Inc Class A (g)	8,745	953,205
Dycom Industries Inc (g)	49,170	17,776,430
EMCOR Group Inc	99,390	61,131,808
Everus Construction Group Inc (g)	106,445	9,788,682
Fluor Corp (g)	406,314	17,443,060
Granite Construction Inc	11,472	1,233,584
IES Holdings Inc (g)	26,181	10,958,581
MasTec Inc (g)	55,815	11,937,712
Primoris Services Corp	124,656	15,776,463
Quanta Services Inc	17,000	7,902,960
Sterling Infrastructure Inc (g)	108,595	37,390,344
Tutor Perini Corp (g)	47,122	3,230,213
WillScot Holdings Corp	695,323	13,732,629
		364,772,140
Electrical Equipment - 0.7%
Acuity Inc	15,486	5,674,380
Allient Inc	140,024	7,541,693
American Superconductor Corp (g)	30,172	938,047
AMETEK Inc	152,177	30,114,307
Atkore Inc	24,924	1,668,662
Bloom Energy Corp Class A (f)(g)	146,855	16,042,440
Eaton Corp PLC	348,942	120,695,548
Emerson Electric Co	876,510	116,908,904
EnerSys	22,712	3,250,314
Eos Energy Enterprises Inc (g)	28,082	422,634
Fluence Energy Inc Class A (f)(g)	92,098	1,808,805
GE Vernova Inc	154,581	92,713,046
Generac Holdings Inc (g)	24,509	3,716,300
Hubbell Inc	76,503	33,005,689
NANO Nuclear Energy Inc (f)(g)	3,414	111,638
Nextpower Inc Class A (g)	52,728	4,830,939
NuScale Power Corp Class A (f)(g)	41,067	821,340
nVent Electric PLC	88,161	9,457,030
Plug Power Inc (g)	87,091	175,053
Powell Industries Inc (f)	74,917	24,214,673
Power Solutions International Inc (g)	14,520	785,242
Regal Rexnord Corp	121,938	17,801,729
Rockwell Automation Inc	40,507	16,035,101
Sunrun Inc (g)	44,247	896,002
Vertiv Holdings Co Class A	319,608	57,443,146
Vicor Corp (g)	89,981	8,039,802
		575,112,464
Ground Transportation - 0.5%
ArcBest Corp	121,093	7,770,538
Covenant Logistics Group Inc Class A	7,308	145,722
CSX Corp	2,904,022	102,686,218
JB Hunt Transport Services Inc	47,901	8,332,858
Knight-Swift Transportation Holdings Inc	710,287	32,531,145
Landstar System Inc	70,025	9,162,071
Lyft Inc Class A (g)	152,357	3,204,068
Marten Transport Ltd	7,000	71,749
Norfolk Southern Corp	7,202	2,103,632
Old Dominion Freight Line Inc (f)	334,139	45,205,665
RXO Inc (f)(g)	32,641	431,514
Ryder System Inc	3,266	565,704
Saia Inc (g)	110,016	30,976,105
U-Haul Holding Co Class N	8,627	415,045
Uber Technologies Inc (g)	517,034	45,261,156
Union Pacific Corp (f)	738,059	171,104,218
XPO Inc (g)	16,881	2,398,115
		462,365,523
Industrial Conglomerates - 0.5%
3M Co	1,729,998	297,646,156
Honeywell International Inc	723,609	139,070,414
		436,716,570
Machinery - 1.6%
3D Systems Corp (f)(g)	39,700	82,576
AGCO Corp	221,900	23,512,524
Albany International Corp Class A	6,921	329,993
Allison Transmission Holdings Inc	351,444	31,159,025
Atmus Filtration Technologies Inc	273,703	13,852,109
Blue Bird Corp (f)(g)	30,500	1,592,710
Caterpillar Inc	342,429	197,156,922
Chart Industries Inc (g)	3,320	677,114
CNH Industrial NV Class A	2,154,603	20,317,906
Columbus McKinnon Corp/NY	189	3,107
Commercial Vehicle Group Inc (g)	401	710
Crane Co	4,954	907,821
Cummins Inc	164,308	81,822,098
Deere & Co	187,060	86,887,499
Donaldson Co Inc	389,724	35,036,188
Dover Corp	251,154	46,533,813
Energy Recovery Inc (g)	19,223	277,772
Enerpac Tool Group Corp Class A	4,408	166,931
Esab Corp	279,602	31,382,528
ESCO Technologies Inc	5,271	1,122,249
Federal Signal Corp	124,952	14,244,528
Flowserve Corp	245,229	17,497,089
Fortive Corp	527,633	28,217,813
Franklin Electric Co Inc	9,871	939,226
FreightCar America Inc (g)	1,196	9,783
Gates Industrial Corp PLC (g)	87,273	1,986,333
Graco Inc	347,760	28,669,334
Greenbrier Cos Inc/The	56,727	2,523,217
Helios Technologies Inc	962	51,938
Hillenbrand Inc	87	2,770
Hillman Solutions Corp Class A (g)	6,600	57,750
Hyster-Yale Inc Class A	7,000	203,560
IDEX Corp	82,852	14,410,448
Illinois Tool Works Inc	240,176	59,871,073
Ingersoll Rand Inc	1,368,834	109,972,124
ITT Inc	137,541	25,329,551
JBT Marel Corp	153,468	21,566,858
Kadant Inc	13,604	3,783,544
Kennametal Inc	19,252	532,895
Lincoln Electric Holdings Inc	162,097	38,810,885
Manitowoc Co Inc/The (g)	41,112	463,743
Mayville Engineering Co Inc (f)(g)	192,594	3,272,172
Middleby Corp/The (g)	164,244	19,413,641
Miller Industries Inc/TN	500	19,370
Mueller Industries Inc	303,362	33,330,383
Mueller Water Products Inc Class A1	321,777	7,799,874
Nordson Corp	46,800	11,122,488
Oshkosh Corp	237,207	30,405,193
Otis Worldwide Corp	292,003	25,944,467
PACCAR Inc	688,931	72,627,106
Parker-Hannifin Corp	164,703	141,924,576
Pentair PLC	211,350	22,242,474
RBC Bearings Inc (g)	45,481	20,237,681
REV Group Inc	131,143	6,985,988
Snap-on Inc	45,300	15,404,265
SPX Technologies Inc (g)	12,140	2,610,586
Stanley Black & Decker Inc	263,097	18,816,697
Toro Co/The	18,986	1,324,084
Trinity Industries Inc (f)	40,300	1,068,756
Wabash National Corp	147,000	1,240,680
Watts Water Technologies Inc Class A (f)	56,300	15,532,044
Westinghouse Air Brake Technologies Corp	34,900	7,278,395
Worthington Enterprises Inc	72,279	3,965,226
Xylem Inc/NY	82,087	11,547,178
		1,416,079,381
Marine Transportation - 0.0%
Kirby Corp (g)	153,365	17,409,995
Matson Inc	16,803	1,831,190
		19,241,185
Passenger Airlines - 0.1%
Alaska Air Group Inc (g)	51,976	2,227,691
Delta Air Lines Inc	568,594	36,446,875
Joby Aviation Inc Class A (f)(g)	163,774	2,363,259
SkyWest Inc (g)	38,456	3,904,053
Southwest Airlines Co	290,036	10,096,153
United Airlines Holdings Inc (g)	579,859	59,122,425
		114,160,456
Professional Services - 0.5%
Alight Inc Class A	1,149,846	2,656,144
Automatic Data Processing Inc	109,408	27,931,862
Booz Allen Hamilton Holding Corp Class A	73,392	6,125,296
CACI International Inc (g)	85,233	52,597,284
CSG Systems International Inc	201,209	15,849,233
Dayforce Inc (g)	55,118	3,808,654
Equifax Inc	96,846	20,567,185
ExlService Holdings Inc (g)	775,342	30,804,338
Exponent Inc	104,198	7,533,515
First Advantage Corp (f)(g)	585,704	8,129,572
Forrester Research Inc (g)	433,040	3,113,558
Franklin Covey Co (g)	22,662	356,247
Genpact Ltd	660,925	29,120,356
IBEX Holdings Ltd (g)	11,697	411,617
ICF International Inc	28,783	2,246,225
Insperity Inc	104,476	3,695,316
Jacobs Solutions Inc	3,253	438,537
KBR Inc	403,548	16,634,249
Kelly Services Inc Class A	5,100	44,064
Kforce Inc	35,397	1,040,672
Korn Ferry	12,372	813,706
Legalzoom.com Inc (g)	113,344	1,057,500
Leidos Holdings Inc	89,800	17,160,780
ManpowerGroup Inc	143,986	4,141,037
Maximus Inc	9,361	805,888
Parsons Corp (g)	141,039	11,943,183
Paycom Software Inc	110,699	17,841,358
Paylocity Holding Corp (g)	159,950	23,565,434
Planet Labs PBC Class A (f)(g)	224,300	2,669,170
Robert Half Inc	572,060	15,468,502
Science Applications International Corp	133,008	11,466,620
Skillsoft Corp Class A (g)	600	5,994
TransUnion	142,192	12,093,430
TriNet Group Inc	18,744	1,098,398
TrueBlue Inc (g)	3,696	18,110
TTEC Holdings Inc (g)	1,000	3,360
UL Solutions Inc Class A (f)	245,159	22,360,952
Upwork Inc (f)(g)	1,023,352	20,200,968
Verisk Analytics Inc	131,145	29,516,805
Verra Mobility Corp Class A (g)	642,889	14,027,838
Willdan Group Inc (g)	54,564	5,505,508
		444,868,465
Trading Companies & Distributors - 0.3%
Air Lease Corp Class A	49,941	3,192,728
Applied Industrial Technologies Inc	85,478	22,123,416
BlueLinx Holdings Inc (f)(g)	7,342	458,067
Boise Cascade Co	73,469	5,601,277
Core & Main Inc Class A (g)	244,780	11,832,665
DNOW Inc (g)	224,896	3,139,548
Fastenal Co	76,000	3,070,400
Ferguson Enterprises Inc	34,862	8,773,720
FTAI Aviation Ltd	88,129	15,267,468
GATX Corp	60,153	9,620,269
Global Industrial Co	100	2,863
Herc Holdings Inc (f)	5,667	760,908
Hudson Technologies Inc (g)	37,200	252,960
Karat Packaging Inc	900	19,836
McGrath RentCorp	184,663	19,035,062
MSC Industrial Direct Co Inc Class A	91,523	8,141,886
NPK International Inc (g)	169,802	2,090,263
QXO Inc (f)(g)	39,353	737,082
Rush Enterprises Inc Class A	39,566	2,059,806
SiteOne Landscape Supply Inc (g)	176,290	23,672,221
United Rentals Inc	27,216	22,185,939
Watsco Inc	3,119	1,080,422
Wesco International Inc	117,923	31,533,789
WW Grainger Inc	38,801	36,807,793
Xometry Inc Class A (g)	2,274	132,961
		231,593,349
TOTAL INDUSTRIALS		6,583,393,955

Information Technology - 23.9%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (g)	64,445	511,049
Applied Optoelectronics Inc (f)(g)	200,403	5,366,792
Arista Networks Inc (g)	943,339	123,275,541
Calix Inc (g)	195,475	10,803,903
Ciena Corp (g)	148,370	30,298,638
Cisco Systems Inc	4,200,053	323,152,078
CommScope Holding Co Inc (g)	299,948	5,920,974
Digi International Inc (g)	144,376	6,039,248
Extreme Networks Inc (g)	183,499	3,211,233
F5 Inc (g)	88,650	21,201,534
Harmonic Inc (g)	268,002	2,562,099
KVH Industries Inc (g)	1,756	10,517
Lumentum Holdings Inc (g)	115,390	37,520,212
Motorola Solutions Inc	110,504	40,851,119
NetScout Systems Inc (g)	14,203	381,777
Ubiquiti Inc	84	48,980
Viasat Inc (g)	37,537	1,288,645
Viavi Solutions Inc (g)	101,994	1,829,772
		614,274,111
Electronic Equipment, Instruments & Components - 1.0%
Advanced Energy Industries Inc	67,801	14,318,893
Amphenol Corp Class A	1,906,188	268,581,889
Arlo Technologies Inc (g)	62,190	901,755
Arrow Electronics Inc (g)	99,200	10,714,592
Avnet Inc	339,571	16,133,018
Badger Meter Inc	67,885	12,120,188
Bel Fuse Inc Class B	72,616	11,185,042
Belden Inc	1,456	165,110
CDW Corp/DE	88,749	12,799,381
Cognex Corp	327,762	12,487,732
Coherent Corp (g)	193,781	31,830,467
Corning Inc	514,056	43,283,515
Crane NXT Co (f)	205,801	11,586,596
CTS Corp	1,000	42,330
Daktronics Inc (g)	1,900	35,967
ePlus Inc	156,658	14,036,557
Flex Ltd (g)	799,206	47,241,067
Frequency Electronics Inc (f)(g)	88,572	2,536,702
Insight Enterprises Inc (g)	13,399	1,159,951
IPG Photonics Corp (f)(g)	116,690	9,293,192
Itron Inc (g)	1,019	100,922
Jabil Inc	284,698	59,988,716
Keysight Technologies Inc (g)	307,670	60,903,277
Knowles Corp (g)	2,535	56,987
LightPath Technologies Inc Class A (f)(g)	1,066,134	7,836,085
Littelfuse Inc	883	226,066
Methode Electronics Inc	49,755	377,143
Mirion Technologies Inc Class A (g)	14,969	389,493
Napco Security Technologies Inc	73,206	2,957,522
nLight Inc (g)	237,606	8,370,859
Novanta Inc (g)	175,125	19,904,708
OSI Systems Inc (g)	29,452	7,977,074
Ouster Inc Class A (g)	33,296	764,476
PC Connection Inc	28,925	1,678,807
Plexus Corp (g)	21,700	3,102,015
Ralliant Corp	3,373	166,525
Sanmina Corp (g)	154,892	24,188,709
TD SYNNEX Corp	250,969	38,267,753
Teledyne Technologies Inc (g)	82,956	41,438,181
TTM Technologies Inc (g)	560,370	39,326,767
Vishay Precision Group Inc (g)	389,422	13,294,867
Vontier Corp	350,631	12,720,893
Zebra Technologies Corp Class A (g)	3,189	806,020
		865,297,809
IT Services - 0.5%
Accenture PLC Class A	245,974	61,493,500
Akamai Technologies Inc (g)	191,626	17,154,360
Amdocs Ltd	426,834	32,644,264
Applied Digital Corp (f)(g)	28,452	771,049
ASGN Inc (g)	97,403	4,384,109
Cloudflare Inc Class A (g)	41,507	8,310,116
Cognizant Technology Solutions Corp Class A	1,242,125	96,525,534
Commerce.com Inc (g)	300	1,377
DigitalOcean Holdings Inc (g)	27,669	1,231,824
DXC Technology Co (g)	306,954	4,051,793
EPAM Systems Inc (g)	14,997	2,804,439
Fastly Inc Class A (g)	27,800	324,148
Gartner Inc (g)	17,377	4,044,323
Globant SA (f)(g)	199,890	12,719,001
GoDaddy Inc Class A (g)	80,212	10,255,906
Grid Dynamics Holdings Inc (g)	4,200	36,792
IBM Corporation	599,668	185,045,551
Kyndryl Holdings Inc (g)	59,741	1,543,110
MongoDB Inc Class A (g)	2,199	730,882
Snowflake Inc (g)	57,449	14,433,487
Twilio Inc Class A (g)	37,945	4,921,087
Unisys Corp (g)	104,600	280,328
VeriSign Inc	2,790	703,052
		464,410,032
Semiconductors & Semiconductor Equipment - 9.6%
ACM Research Inc Class A (g)	217,001	7,250,003
Advanced Micro Devices Inc (g)	1,211,241	263,481,255
Ambarella Inc (g)	28,921	2,145,360
Amkor Technology Inc	7,092	258,078
Analog Devices Inc	386,452	102,541,174
Applied Materials Inc	653,864	164,937,194
Astera Labs Inc (g)	78,165	12,316,459
Axcelis Technologies Inc (g)	60,762	5,029,271
Broadcom Inc	4,620,064	1,861,700,989
Cirrus Logic Inc (g)	224,223	26,982,996
Credo Technology Group Holding Ltd (g)	129,256	22,955,866
Diodes Inc (g)	89,722	4,146,054
Enphase Energy Inc (g)	9,313	268,680
Entegris Inc (f)	143,375	11,059,948
First Solar Inc (g)	143,353	39,123,901
FormFactor Inc (g)	106,724	5,871,954
Impinj Inc (g)	9,961	1,711,997
Intel Corp (g)	2,276,907	92,351,348
KLA Corp	122,351	143,819,930
Lam Research Corp	958,796	149,572,176
Lattice Semiconductor Corp (g)	275,529	19,344,891
MACOM Technology Solutions Holdings Inc (g)	138,665	24,264,988
Marvell Technology Inc	398,956	35,666,666
Maxeon Solar Technologies Ltd (f)(g)	232	705
MaxLinear Inc Class A (g)	35,532	553,233
Micron Technology Inc	1,124,703	265,969,765
MKS Inc	63,241	9,890,260
Monolithic Power Systems Inc	69,770	64,758,421
Navitas Semiconductor Corp Class A (g)	11,132	97,294
NVE Corp (f)	9,574	612,162
NVIDIA Corp	25,934,953	4,590,486,681
ON Semiconductor Corp (g)	366,803	18,428,183
Onto Innovation Inc (g)	111,675	15,987,393
Photronics Inc (g)	130,500	2,989,755
Power Integrations Inc	105,822	3,555,619
Qnity Electronics Inc	12,100	981,189
Qorvo Inc (g)	21,455	1,842,770
QUALCOMM Inc	1,272,797	213,944,448
Rambus Inc (g)	32,857	3,140,143
Rigetti Computing Inc Class A (g)	106,447	2,721,850
Semtech Corp (g)	217,445	16,125,721
Silicon Laboratories Inc (g)	13,508	1,723,351
SiTime Corp (g)	10,143	3,019,571
Skyworks Solutions Inc	204,071	13,458,482
Synaptics Inc (f)(g)	59,412	4,070,316
Teradyne Inc	70,800	12,877,812
Texas Instruments Inc	980,289	164,953,230
		8,408,989,532
Software - 7.3%
8x8 Inc (g)	40,278	78,139
ACI Worldwide Inc (g)	462,209	21,659,114
Adobe Inc (g)	333,226	106,675,639
Agilysys Inc (g)	75,637	9,300,326
Alarm.com Holdings Inc (g)	65,117	3,383,479
Amplitude Inc Class A (g)	125,770	1,292,916
Appfolio Inc Class A (g)	687	156,828
Appian Corp Class A (g)	1,193	48,197
AppLovin Corp Class A (g)	212,526	127,405,086
Asana Inc Class A (g)	170,102	2,190,914
Atlassian Corp Class A (g)	7,783	1,163,714
Aurora Innovation Inc Class A (f)(g)	751,660	3,149,455
Autodesk Inc (g)	302,806	91,853,172
AvePoint Inc Class A (g)	83,400	1,084,200
Bentley Systems Inc Class B (f)	151,739	6,366,968
BitMine Immersion Technologies Inc (f)(g)	4,700	155,664
Blackbaud Inc (g)	846	47,697
Box Inc Class A (g)	57,117	1,687,236
Braze Inc Class A (g)	13,078	375,339
Cadence Design Systems Inc (g)	214,039	66,745,922
Ccc Intelligent Solutions Holdings Inc Class A (f)(g)	1,021,747	7,612,015
Cipher Mining Inc (f)(g)	33,406	679,812
Cleanspark Inc (f)(g)	64,304	970,990
Clear Secure Inc Class A (f)	196,137	6,962,864
Clearwater Analytics Holdings Inc Class A (f)(g)	404,740	8,928,564
Commvault Systems Inc (g)	91,036	11,242,946
Confluent Inc Class A (g)	474,995	10,568,639
Consensus Cloud Solutions Inc (g)	1,700	37,128
Crowdstrike Holdings Inc Class A (g)	96,488	49,127,830
Datadog Inc Class A (g)	357,155	57,148,372
Docusign Inc (g)	7,122	493,911
Dolby Laboratories Inc Class A	132,667	8,948,389
Domo Inc Class B (g)	1,371,086	15,685,224
Dropbox Inc Class A (g)	582,584	17,407,610
Dynatrace Inc (g)	277,329	12,357,780
Elastic NV (g)	48,836	3,444,403
Exzeo Group Inc	205,861	3,880,480
Fair Isaac Corp (g)	10,432	18,838,419
Figma Inc Class A	102,432	3,684,479
Five9 Inc (g)	52,146	1,021,540
Fortinet Inc (g)	695,376	56,415,855
Freshworks Inc Class A (g)	95,696	1,161,749
Gen Digital Inc	587,637	15,495,988
Gitlab Inc Class A (g)	35,311	1,449,870
Guidewire Software Inc (g)	34,775	7,510,705
HubSpot Inc (g)	16,062	5,899,894
I3 Verticals Inc Class A (f)(g)	393,551	9,315,352
Intapp Inc (g)	20,700	894,033
InterDigital Inc (f)	1,102	394,241
Intuit Inc	347,312	220,223,593
JFrog Ltd (g)	83,328	5,081,341
Klaviyo Inc Class A (f)(g)	54,200	1,547,952
LiveRamp Holdings Inc (g)	71,155	2,052,822
Manhattan Associates Inc (g)	199,313	35,168,779
MARA Holdings Inc (f)(g)	23,945	282,790
Microsoft Corp	7,963,890	3,918,313,520
N-able Inc/US (f)(g)	23,700	170,640
NCR Voyix Corp (f)(g)	284,958	2,880,925
Netskope Inc Class A (g)	32,689	600,824
Nutanix Inc Class A (g)	72,350	3,458,330
Ooma Inc (g)	22,185	249,359
Oracle Corp	1,831,355	369,842,143
Pagaya Technologies Ltd Class A (f)(g)	4,882	121,806
PagerDuty Inc (g)	10,377	124,524
Palantir Technologies Inc Class A (g)	1,456,461	245,340,855
Palo Alto Networks Inc (g)	376,427	71,570,066
Pivotal Software Inc rights (g)(i)	182,200	2
Porch Group Inc (f)(g)	1,101,149	10,670,134
Procore Technologies Inc (g)	243,366	18,023,686
Progress Software Corp (f)(g)	7,747	320,803
PROS Holdings Inc (g)	8,273	192,265
PTC Inc (g)	88,587	15,540,817
Q2 Holdings Inc (g)	93,016	6,709,244
Qualys Inc (f)(g)	134,192	18,900,943
Rapid7 Inc (g)	18,760	294,157
RingCentral Inc Class A (g)	69,081	1,950,847
Riot Platforms Inc (g)	44,761	721,995
Roper Technologies Inc	269,748	120,366,953
Rubrik Inc Class A (g)	38,303	2,655,164
SailPoint Inc (f)	522,686	9,627,876
Salesforce Inc	1,177,021	271,350,421
SentinelOne Inc Class A (g)	12,400	201,004
Servicenow Inc (g)	233,744	189,895,963
ServiceTitan Inc Class A (g)	98,100	8,766,216
SoundHound AI Inc Class A (f)(g)	22,489	270,992
SoundThinking Inc (g)	2,780	17,292
Sprout Social Inc Class A (g)	30,519	304,274
Synopsys Inc (g)	55,557	23,223,382
Telos Corp (g)	500	2,890
Tenable Holdings Inc (g)	101,509	2,692,019
Teradata Corp (g)	215,282	6,165,676
Terawulf Inc (f)(g)	60,958	945,459
Tyler Technologies Inc (g)	28,179	13,233,422
Unity Software Inc (g)	50,069	2,128,934
Upland Software Inc (g)	5,900	10,856
Via Transportation Inc (g)	11,151	388,389
Viant Technology Inc Class A (g)	3,400	36,074
Workday Inc Class A (g)	93,178	20,091,040
Workiva Inc Class A (g)	1,489	137,822
Xperi Inc (g)	65,100	376,929
Zeta Global Holdings Corp Class A (f)(g)	781,865	14,269,036
Zoom Communications Inc Class A (g)	8,039	682,993
		6,420,595,325
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	13,955,463	3,891,480,858
Dell Technologies Inc Class C	385,745	51,439,096
Diebold Nixdorf Inc (f)(g)	296,925	19,157,601
Hewlett Packard Enterprise Co	855,500	18,709,785
HP Inc	997,246	24,352,747
Immersion Corp	34,900	248,138
IonQ Inc (f)(g)	55,899	2,755,821
NetApp Inc	104,456	11,653,111
Pure Storage Inc Class A (g)	844,206	75,100,566
Sandisk Corp/DE	132,953	29,685,746
Seagate Technology Holdings PLC	209,908	58,079,445
Western Digital Corp	372,437	60,830,135
		4,243,493,049
TOTAL INFORMATION TECHNOLOGY		21,017,059,858

Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	9,607	2,507,907
Albemarle Corp	67,942	8,831,781
American Vanguard Corp (g)	11,100	51,726
Ashland Inc	15,500	819,950
Avient Corp	497,988	15,233,453
Balchem Corp	73,360	11,459,566
Celanese Corp	111,646	4,650,056
CF Industries Holdings Inc	379,197	29,842,804
Chemours Co/The	20,510	262,323
Corteva Inc	836,710	56,452,824
Dow Inc	175,326	4,181,525
DuPont de Nemours Inc	11,100	441,447
Eastman Chemical Co	166,639	10,344,949
Ecolab Inc	580,879	159,834,666
Element Solutions Inc	480,709	12,459,977
FMC Corp (f)	213,000	3,043,770
Huntsman Corp	374,548	3,902,790
Ingevity Corp (g)	21,722	1,134,540
Innospec Inc	6,300	470,988
International Flavors & Fragrances Inc	68,165	4,736,104
Intrepid Potash Inc (g)	2,112	53,434
Linde PLC	733,576	301,000,904
LyondellBasell Industries NV Class A1	31,056	1,521,433
Mativ Holdings Inc	158,514	1,979,840
Minerals Technologies Inc	114,335	6,705,748
Mosaic Co/The	563,458	13,799,086
NewMarket Corp	31,197	23,819,845
Olin Corp	63,441	1,338,605
Perimeter Solutions Inc (g)	2,548	71,038
PPG Industries Inc	182,268	18,234,091
Quaker Chemical Corp (f)	63,677	8,777,874
Rayonier Advanced Materials Inc (g)	66,062	431,385
RPM International Inc	505,306	54,194,069
Scotts Miracle-Gro Co/The	127	7,191
Sherwin-Williams Co/The	210,685	72,410,328
Solstice Advanced Materials Inc	34,643	1,651,778
Tronox Holdings PLC	76,508	316,743
		836,976,538
Construction Materials - 0.2%
Eagle Materials Inc	138,008	30,875,150
James Hardie Industries PLC (g)	822,581	16,270,652
Martin Marietta Materials Inc	168,656	105,113,165
United States Lime & Minerals Inc	25,167	3,059,552
Vulcan Materials Co	132,516	39,389,056
		194,707,575
Containers & Packaging - 0.2%
Amcor PLC	65,924	561,672
AptarGroup Inc	310,744	38,765,314
Avery Dennison Corp	29,400	5,067,678
Ball Corp	526,314	26,068,332
Crown Holdings Inc	99,285	9,613,767
Graphic Packaging Holding CO	677,530	10,962,435
Greif Inc Class A	4,824	316,599
International Paper Co	573,699	22,649,637
Myers Industries Inc	24,175	436,601
O-I Glass Inc (g)	955,615	12,881,690
Packaging Corp of America	116,384	23,750,483
Ranpak Holdings Corp Class A (f)(g)	1,007,452	4,976,813
Sonoco Products Co	6,899	290,931
		156,341,952
Metals & Mining - 0.4%
Alcoa Corp	139,277	5,813,422
Alpha Metallurgical Resources Inc (g)	16,220	2,582,386
Century Aluminum Co (g)	79,873	2,393,794
Cleveland-Cliffs Inc (f)(g)	258,892	3,375,952
Coeur Mining Inc (g)	172,258	2,974,896
Commercial Metals Co	9,081	579,186
Compass Minerals International Inc (f)(g)	36,907	700,864
Constellium SE (g)	135,184	2,272,443
Freeport-McMoRan Inc	1,544,526	66,383,727
Hecla Mining Co	575,336	9,677,152
Ivanhoe Electric Inc / US (f)(g)	16,000	228,959
Kaiser Aluminum Corp	29,630	2,845,962
Materion Corp (f)	8,561	1,046,069
Metallus Inc (g)	18,175	307,339
MP Materials Corp (f)(g)	29,769	1,844,190
Newmont Corp	1,190,512	108,015,154
Nucor Corp	154,986	24,718,717
Olympic Steel Inc	37,992	1,477,509
Ramaco Resources Inc Class A (g)	35,231	552,774
Ramaco Resources Inc Class B	284	3,553
Reliance Inc	92,077	25,718,948
Royal Gold Inc	202,658	41,309,807
Ryerson Holding Corp (f)	12,353	283,254
Steel Dynamics Inc	240,460	40,356,402
SunCoke Energy Inc (f)	110,775	722,253
Tredegar Corp (g)	16,035	125,072
Warrior Met Coal Inc	6,829	534,642
		346,844,426
Paper & Forest Products - 0.0%
Clearwater Paper Corp (g)	7,000	127,330
Louisiana-Pacific Corp	64,072	5,254,545
Magnera Corp (g)	1,000	14,159
Sylvamo Corp	184,184	8,724,796
		14,120,830
TOTAL MATERIALS		1,548,991,321

Real Estate - 1.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	57,320	895,912
Alpine Income Property Trust Inc	5,400	93,636
American Assets Trust Inc	10,800	210,600
Broadstone Net Lease Inc Class A	269,993	4,743,777
Essential Properties Realty Trust Inc	33,046	1,046,236
		6,990,161
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	7,200	386,424
American Healthcare REIT Inc	284,801	14,462,195
CareTrust REIT Inc	12,818	481,060
Community Healthcare Trust Inc	1,300	20,253
Healthcare Realty Trust Inc	680,513	12,405,752
LTC Properties Inc	1,853	67,615
Omega Healthcare Investors Inc	361,830	16,615,234
Sabra Health Care REIT Inc	36,300	708,213
Ventas Inc	1,306,741	105,362,527
Welltower Inc	550,076	114,536,825
		265,046,098
Hotel & Resort REITs - 0.0%
Chatham Lodging Trust	22,784	154,475
DiamondRock Hospitality Co	63,705	580,353
Host Hotels & Resorts Inc	1,194,943	21,066,845
RLJ Lodging Trust	188,564	1,421,773
Ryman Hospitality Properties Inc	51,589	4,923,138
		28,146,584
Industrial REITs - 0.2%
Americold Realty Trust Inc	571,052	6,184,493
EastGroup Properties Inc	53,400	9,675,012
First Industrial Realty Trust Inc	212,265	12,150,049
Industrial Logistics Properties Trust	5,250	29,085
Plymouth Industrial REIT Inc	17,500	383,950
Prologis Inc	533,345	68,550,834
Rexford Industrial Realty Inc	1,005,389	41,834,236
STAG Industrial Inc Class A	218,698	8,590,457
Terreno Realty Corp	24,441	1,534,650
		148,932,766
Office REITs - 0.0%
Brandywine Realty Trust	656,800	2,252,824
BXP Inc	115,500	8,357,580
COPT Defense Properties	482,943	14,840,838
Franklin Street Properties Corp	18,540	19,282
Hudson Pacific Properties Inc (g)	9,800	19,404
Kilroy Realty Corp	29,964	1,285,156
Office Properties Income Trust	73,806	1,242
Orion Properties Inc	11,104	24,984
Piedmont Realty Trust Inc Class A1	784,400	6,855,656
Vornado Realty Trust	29,072	1,070,431
		34,727,397
Real Estate Management & Development - 0.1%
Anywhere Real Estate Inc (g)	158,809	2,263,028
CBRE Group Inc Class A (g)	191,825	31,043,040
Compass Inc Class A (g)	162,854	1,696,939
CoStar Group Inc (g)	316,633	21,784,350
Douglas Elliman Inc (g)	1,411,089	3,739,386
Forestar Group Inc (g)	5,095	130,024
Howard Hughes Holdings Inc (g)	63,221	5,660,176
Jones Lang LaSalle Inc (g)	104,776	34,124,496
Kennedy-Wilson Holdings Inc	62,985	612,844
Marcus & Millichap Inc	6,906	202,346
Newmark Group Inc Class A	20,188	350,867
Opendoor Technologies Inc Class A (g)	30,720	236,544
RE/MAX Holdings Inc Class A (g)	11,200	92,064
Seritage Growth Properties Class A (g)	26,700	99,858
Zillow Group Inc Class A (g)	102,604	7,423,399
Zillow Group Inc Class C (g)	27,744	2,063,599
		111,522,960
Residential REITs - 0.1%
American Homes 4 Rent Class A	78,949	2,535,842
Apartment Investment and Management Co Class A	36,000	205,560
AvalonBay Communities Inc	73,234	13,324,194
Camden Property Trust	40,204	4,275,293
Equity LifeStyle Properties Inc	420,063	26,409,361
Equity Residential	49,555	3,060,021
Essex Property Trust Inc	53,722	14,162,194
Independence Realty Trust Inc	514,805	8,828,906
Invitation Homes Inc	146,967	4,144,469
NexPoint Residential Trust Inc	35,360	1,124,802
Sun Communities Inc	120,314	15,501,256
Veris Residential Inc	11,965	180,192
		93,752,090
Retail REITs - 0.1%
Agree Realty Corp	240,405	18,083,264
Brixmor Property Group Inc	14,257	372,678
Curbline Properties Corp	40,472	968,900
FrontView REIT Inc	14,395	219,956
InvenTrust Properties Corp	17,500	499,450
Kimco Realty Corp	1,873,106	38,698,370
Macerich Co/The	83,116	1,442,894
NETSTREIT Corp	10,700	196,131
NNN REIT Inc	275,129	11,376,584
Realty Income Corp	61,300	3,531,493
Regency Centers Corp	176,132	12,533,553
Saul Centers Inc	5,900	183,489
Simon Property Group Inc	107,112	19,957,108
SITE Centers Corp	126,417	930,429
Tanger Inc	37,858	1,271,272
Urban Edge Properties	49,395	949,372
		111,214,943
Specialized REITs - 0.6%
American Tower Corp	979,356	177,527,862
Crown Castle Inc	9	821
CubeSmart	757,590	28,205,076
Digital Realty Trust Inc	82,053	13,138,326
EPR Properties	39,005	2,038,791
Equinix Inc	153,683	115,770,941
Extra Space Storage Inc	984	131,039
Four Corners Property Trust Inc	65,346	1,570,918
Gaming and Leisure Properties Inc	30,425	1,324,400
Iron Mountain Inc	24,514	2,116,784
Lamar Advertising Co Class A	180,612	23,911,223
PotlatchDeltic Corp	1,642	66,073
Public Storage Operating Co	77,039	21,150,287
Rayonier Inc	41,656	925,180
SBA Communications Corp Class A	5,117	994,080
VICI Properties Inc	1,084,208	31,246,875
Weyerhaeuser Co	67,489	1,498,931
		421,617,607
TOTAL REAL ESTATE		1,221,950,606

Utilities - 1.9%
Electric Utilities - 1.4%
Alliant Energy Corp	541,930	37,647,877
American Electric Power Co Inc	158,294	19,592,048
Constellation Energy Corp	217,011	79,070,128
Duke Energy Corp	320,491	39,721,655
Edison International	756,195	44,532,324
Entergy Corp	883,978	86,205,535
Evergy Inc	115,800	8,991,870
Eversource Energy	282,384	18,970,557
Exelon Corp	415,252	19,566,674
FirstEnergy Corp	1,141,860	54,489,559
IDACORP Inc (f)	219,732	28,956,283
NextEra Energy Inc	3,347,390	288,846,284
NRG Energy Inc	66,570	11,282,949
Otter Tail Corp	3,025	248,655
PG&E Corp	5,954,107	95,980,205
Pinnacle West Capital Corp	5,100	463,386
Portland General Electric Co	101,343	5,150,251
PPL Corp	2,268,677	83,714,181
Southern Co/The	1,840,804	167,734,060
TXNM Energy Inc	159,831	9,342,122
Xcel Energy Inc	798,453	65,560,976
		1,166,067,579
Gas Utilities - 0.1%
Atmos Energy Corp	219,790	38,764,362
Chesapeake Utilities Corp (f)	64,882	9,022,491
MDU Resources Group Inc	558,972	11,917,283
National Fuel Gas Co	168,796	13,917,230
New Jersey Resources Corp	155,445	7,473,796
ONE Gas Inc (f)	125,147	10,479,810
Southwest Gas Holdings Inc	165,585	13,751,834
UGI Corp	415,000	16,413,250
		121,740,056
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	459,054	6,454,299
Clearway Energy Inc Class C (f)	59,500	2,178,890
Montauk Renewables Inc (g)	8,851	14,427
Talen Energy Corp (g)	86,540	34,120,126
Vistra Corp	355,340	63,556,113
		106,323,855
Multi-Utilities - 0.3%
Ameren Corp	190,993	20,312,106
Avista Corp	159,673	6,607,269
Black Hills Corp	8,038	593,123
CenterPoint Energy Inc	65,247	2,608,575
CMS Energy Corp	269,408	20,324,140
Consolidated Edison Inc	521,707	52,358,515
Dominion Energy Inc	211,376	13,268,072
DTE Energy Co	267,915	36,712,392
NiSource Inc	49,000	2,162,369
Northwestern Energy Group Inc	198,481	13,713,052
Public Service Enterprise Group Inc	333,400	27,845,568
Sempra	771,430	73,069,850
WEC Energy Group Inc	68,000	7,620,760
		277,195,791
Water Utilities - 0.0%
California Water Service Group (f)	7,766	352,343
H2O America	28,706	1,332,820
		1,685,163
TOTAL UTILITIES		1,673,012,444

TOTAL UNITED STATES		70,153,827,968
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (g)	79,276	1,793,772
TOTAL COMMON STOCKS (Cost $32,564,378,116)		71,640,173,169

Domestic Equity Funds - 16.4%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (k)	489,604	128,981,184
Fidelity Advisor Small Cap Growth Fund - Class Z (k)	18,307,129	677,912,997
Fidelity Extended Market Index Fund (k)	19,192,909	1,953,454,319
Fidelity Growth Company Fund (k)	88,189,463	4,371,551,701
Fidelity Mid Cap Index Fund (k)	89,176	3,331,624
Fidelity SAI Inflation-Focused Fund (k)	15	1,327
Fidelity SAI Real Estate Index Fund (k)	451,655	2,366,672
Fidelity SAI U.S. Large Cap Index Fund (k)	42,051,340	1,150,104,146
Fidelity SAI U.S. Low Volatility Index Fund (k)	22,693,819	543,290,033
Fidelity SAI U.S. Momentum Index Fund (k)	52,570,467	1,029,329,737
Fidelity SAI U.S. Quality Index Fund (k)	138,252,382	3,323,587,270
iShares Core S&P 500 ETF (j)	1,753,362	1,204,349,291
SPDR S&P 500 ETF	60,051	41,038,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,178,746,744)		14,429,298,553

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (l)	BRL	120,100,000	21,490,492
COLOMBIA - 0.0%
Colombian Republic 8.375% 11/7/2054		2,200,000	2,351,800
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.625% 3/22/2048 (h)	EUR	1,700,000	1,741,801
ECUADOR - 0.0%
Ecuador Government International Bond 0% 7/31/2030 (h)(l)		1,500,000	1,270,500
JAPAN - 0.0%
Japan Government 2.4% 3/20/2055	JPY	620,000,000	3,290,658
MEXICO - 0.0%
United Mexican States 8.5% 3/1/2029	MXN	247,500,000	13,722,753
PERU - 0.0%
Peruvian Republic 5.4% 8/12/2034 (h)	PEN	23,900,000	6,980,026
Peruvian Republic 6.15% 8/12/2032 (b)	PEN	11,600,000	3,694,009
Peruvian Republic 6.85% 8/12/2035 (b)(h)	PEN	37,400,000	11,872,067
Peruvian Republic 6.95% 8/12/2031 (h)	PEN	38,281,000	12,574,184
Peruvian Republic 7.3% 8/12/2033 (b)(h)	PEN	1,000,000	335,171
TOTAL PERU			35,455,457
POLAND - 0.0%
Republic of Poland 4.75% 7/25/2029	PLN	19,960,000	5,550,415
ROMANIA - 0.0%
Romanian Republic 6.75% 7/11/2039 (h)	EUR	2,200,000	2,667,645
SOUTH AFRICA - 0.1%
South African Republic 6.25% 3/31/2036	ZAR	165,840,000	8,055,229
South African Republic 7% 2/28/2031	ZAR	109,430,000	6,180,386
South African Republic 8% 1/31/2030	ZAR	321,400,000	19,074,294
South African Republic 8.875% 2/28/2035	ZAR	92,200,000	5,518,664
South African Republic Treasury Bills 0% 6/17/2026 (l)	ZAR	7,000,000	394,443
TOTAL SOUTH AFRICA			39,223,016
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $119,303,068)			126,764,537

Non-Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CPPIB Capital Inc 4.3% 6/2/2034 (h)	CAD	1,900,000	1,440,452
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (b)		300,000	331,973
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.876% 7/16/2030 (b)		200,000	204,322
KAZAKHSTAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 18.4% 10/16/2028 (b)	KZT	210,000,000	410,735
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.35% 2/12/2048		700,000	547,015
Financials - 0.0%
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (b)		5,300,000	5,376,267
TOTAL MEXICO			5,923,282
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos del Peru SA 5.625% 6/19/2047 (h)		1,600,000	1,128,752
Financials - 0.0%
Financial Services - 0.0%
Credicorp Capital Sociedad Titulizadora SA 9.7% 3/5/2045 (b)	PEN	700,000	219,108
TOTAL PERU			1,347,860
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (d)		4,780,000	5,170,053
UNITED STATES - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (b)		5,200,000	5,606,559
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp 5.75% 3/30/2032		100,000	104,945
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 5.2% 3/1/2035 (b)		200,000	206,923
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Viper Energy Partners LLC 5.7% 8/1/2035		800,000	819,888
Financials - 0.1%
Banks - 0.0%
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		600,000	611,303
JPMorgan Chase & Co 5.766% 4/22/2035 (d)		4,700,000	5,059,918
Wells Fargo & Co 5.557% 7/25/2034 (d)		4,820,000	5,105,286
			10,776,507
Capital Markets - 0.1%
Athene Global Funding 2.673% 6/7/2031 (b)		700,000	624,137
Athene Global Funding 5.033% 7/17/2030 (b)		4,600,000	4,654,959
GA Global Funding Trust 5.5% 4/1/2032 (b)		200,000	204,764
GA Global Funding Trust 5.9% 1/13/2035 (b)		400,000	411,773
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (d)		9,430,000	10,127,228
Morgan Stanley 5.424% 7/21/2034 (d)		4,840,000	5,073,501
			21,096,362
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (b)		200,000	207,367
TOTAL FINANCIALS			32,080,236

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 3.419% 4/15/2033		1,000,000	937,107
Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 3.3% 12/1/2027		200,000	196,563
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	614,428
Pacific Gas and Electric Co 5.45% 6/15/2027		100,000	101,474
Pacific Gas and Electric Co 5.7% 3/1/2035		300,000	310,273
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	852,976
Pacific Gas and Electric Co 6.15% 3/1/2055		400,000	405,218
Pacific Gas and Electric Co 6.7% 4/1/2053		1,984,000	2,130,682
Southern California Edison Co 3.45% 2/1/2052		200,000	135,667
Southern California Edison Co 4.65% 10/1/2043		700,000	605,602
Southern California Edison Co 4.7% 6/1/2027		800,000	804,880
Southern California Edison Co 4.875% 3/1/2049		600,000	515,643
Southern California Edison Co 5.2% 6/1/2034		900,000	907,569
			7,580,975
TOTAL UNITED STATES			47,336,633
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $60,415,140)			62,165,310

Repurchase Agreements - 0.3%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 4.13%, dated 12/01/2025 due 12/2/2025 (m)	134,315,407	134,300,000
Repurchase Agreements*	157,554,074	157,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $291,800,000)		291,800,000

U.S. Government Agency - Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
Fannie Mae 4.7051% 9/1/2031 (d)	3,900,000	4,004,104
Fannie Mae 4.7769% 7/1/2032 (d)	11,000,000	11,328,570
Fannie Mae 5% 12/1/2054	1,189,012	1,200,235
Fannie Mae 6.5% 7/1/2054	1,330,967	1,402,915
Fannie Mae Mortgage pass-thru certificates 3.79% 11/1/2030	10,130,000	10,025,436
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	671,291	640,181
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	612,744	585,879
Fannie Mae Mortgage pass-thru certificates 4.01% 11/1/2029	2,000,000	2,005,344
Fannie Mae Mortgage pass-thru certificates 4.045% 12/1/2029	2,000,000	2,007,765
Fannie Mae Mortgage pass-thru certificates 4.3% 11/1/2029	2,000,000	2,026,572
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2029	1,704,000	1,718,654
Fannie Mae Mortgage pass-thru certificates 4.45% 1/1/2030	10,000,000	10,192,861
Fannie Mae Mortgage pass-thru certificates 4.72% 10/1/2028	1,000,000	1,021,754
Fannie Mae Mortgage pass-thru certificates 4.72% 8/1/2030	681,235	697,373
Fannie Mae Mortgage pass-thru certificates 4.77% 10/1/2028	500,000	512,791
Fannie Mae Mortgage pass-thru certificates 4.86% 8/1/2030	600,000	618,407
Fannie Mae Mortgage pass-thru certificates 5.24% 1/1/2034	6,106,000	6,455,446
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,103,968	3,270,106
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	179,066	181,394
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,907,458	2,025,098
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,124,134
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2054	2,126,112	2,244,169
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,856,746	1,963,599
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	3,634,553	3,827,927
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	541,754	564,085
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	2,549,449	2,682,781
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	2,475,643	2,605,811
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,233,587	6,454,986
Freddie Mac Gold Pool 5% 1/1/2055	921,154	930,137
Freddie Mac Gold Pool 5.5% 1/1/2055	6,706,216	6,914,970
Freddie Mac Gold Pool 6% 12/1/2053	52,168	53,630
Freddie Mac Gold Pool 6.5% 4/1/2054	1,903,151	2,002,683
Freddie Mac Gold Pool 6.5% 6/1/2054	1,368,891	1,453,230
Freddie Mac Gold Pool 6.5% 8/1/2054	2,308,209	2,433,829
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	954,384	1,010,276
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,092,060	1,155,588
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,154,340	1,221,852
Ginnie Mae II Pool 4% 1/1/2056 (n)	19,290,000	18,294,605
Ginnie Mae II Pool 4% 12/1/2055 (n)	19,290,000	18,298,374
Ginnie Mae II Pool 4.5% 1/1/2056 (n)	3,220,000	3,147,927
Ginnie Mae II Pool 4.5% 12/1/2055 (n)	3,220,000	3,149,563
Uniform Mortgage Backed Securities 4% 1/1/2056 (n)	59,290,000	56,464,464
Uniform Mortgage Backed Securities 4% 12/1/2055 (n)	97,950,000	93,312,675
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (n)	57,400,000	56,146,619
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (n)	77,920,000	76,282,464
Uniform Mortgage Backed Securities 5% 1/1/2056 (n)	88,630,000	88,398,038
Uniform Mortgage Backed Securities 5% 12/1/2055 (n)	99,730,000	99,543,006
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (n)	53,190,000	53,819,552
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (n)	106,380,000	107,726,367
Uniform Mortgage Backed Securities 6% 1/1/2056 (n)	162,895,000	166,770,125
Uniform Mortgage Backed Securities 6% 12/1/2055 (n)	186,070,000	190,532,778
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (n)	137,370,000	142,365,762
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (n)	137,370,000	142,296,006
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,413,766,323)		1,418,112,897

Commercial Paper - 0.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
AES Corp/The 0% 12/1/2025	4.28	300,000	299,893
AES Corp/The 0% 12/16/2025	4.31	4,000,000	3,991,642
AES Corp/The 0% 12/17/2025	4.31	6,100,000	6,086,379
AMETEK Inc 0% 1/12/2026	4.18	7,200,000	7,163,280
Bacardi-Martini BV yankee 0% 12/11/2025	4.40	1,200,000	1,198,128
Bacardi-Martini BV yankee 0% 12/29/2025	4.42	900,000	896,613
Bacardi-Martini BV yankee 0% 12/31/2025	4.38	800,000	796,795
Canadian Natural Resources Ltd yankee 0% 12/1/2025	4.20	400,000	399,858
Canadian Natural Resources Ltd yankee 0% 12/22/2025	4.22	600,000	598,269
Canadian Natural Resources Ltd yankee 0% 12/23/2025	4.22	300,000	299,099
Canadian Natural Resources Ltd yankee 0% 12/24/2025	4.21	300,000	299,064
CBRE Services Inc 0% 12/11/2025	4.18	11,600,000	11,583,224
Conagra Brands Inc 0% 12/16/2025	4.31	4,400,000	4,390,575
Conagra Brands Inc 0% 12/17/2025	4.31	1,500,000	1,496,595
Conagra Brands Inc 0% 12/2/2025	4.29	3,800,000	3,798,227
International Flavors & Fragrances Inc 0% 12/16/2025	4.21	3,600,000	3,592,678
International Flavors & Fragrances Inc 0% 12/5/2025	4.23	700,000	699,447
Oracle Corp 0% 1/16/2026	4.27	11,140,000	11,078,894
Southern California Edison Co 0% 12/1/2025	4.57	11,700,000	11,695,874
TOTAL COMMERCIAL PAPER (Cost $70,384,542)			70,364,534

U.S. Treasury Obligations - 0.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (q)	3.82	89,000	88,444
US Treasury Bills 0% 12/23/2025 (q)(r)	3.92	40,000,000	39,904,700
US Treasury Bills 0% 12/4/2025 (r)	4.06	740,000	739,761
US Treasury Bills 0% 2/10/2026 (q)(r)	3.84 to 3.85	2,838,000	2,817,300
US Treasury Bills 0% 2/12/2026 (r)	3.82	221,000	219,344
US Treasury Bills 0% 2/19/2026 (r)	3.77	20,000	19,835
US Treasury Bills 0% 2/24/2026 (q)	3.81 to 3.82	235,000	232,954
US Treasury Bills 0% 2/3/2026 (q)(r)	3.84	5,625,000	5,587,625
US Treasury Bonds 4.625% 11/15/2044	4.78	7,980,000	7,983,117
US Treasury Bonds 4.875% 8/15/2045	4.57 to 4.69	335,000	345,469
US Treasury Notes 3.875% 7/31/2030	3.85	12,900,000	13,054,195
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.01	522,000	532,114
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,225,308)			71,524,858

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.02	36,051,005	36,058,215
Fidelity Securities Lending Cash Central Fund (s)(t)	4.02	711,242,073	711,313,198
Invesco Government & Agency Portfolio Institutional Class (o)	3.88	636,511,508	636,511,508
TOTAL MONEY MARKET FUNDS (Cost $1,383,882,921)			1,383,882,921

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/31/2035	23,100,000	1,870,181
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.222% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/4/2026	600,000	5,161
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.972% and pay semi-annually a floating rate based on US SOFR Index, expiring August 2036	8/6/2026	1,200,000	5,666
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 2.965% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/5/2026	1,200,000	5,596
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.215% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/5/2026	600,000	5,095
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay a annually floating rate based on US SOFR Index, expiring August 2045	8/6/2035	3,400,000	268,853
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.245% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/7/2026	600,000	5,491
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 2.995% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/7/2026	1,300,000	6,570
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	3,400,000	293,878
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.628% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	14,300,000	1,222,462
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.6275% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/21/2035	11,400,000	973,915
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	28,600,000	2,354,820
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/23/2027	738,000,000	3,337,841
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/27/2035	5,100,000	447,003
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	9,900,000	815,130
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.16% and pay annually a floating rate based on US SOFR Index, expiring December 2032	12/4/2025	3,100,000	23
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.178% and pay annually a floating rate based on US SOFR Index, expiring December 2032	12/24/2025	12,530,000	9,167
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.23% and pay annually a floating rate based on US SOFR Index, expiring April 2031	3/30/2026	13,200,000	94,265
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.1885% and pay annually a floating rate based on US SOFR Index, expiring January 2033	1/2/2026	10,900,000	13,970
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.146% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/15/2026	8,300,000	45,857

TOTAL PUT SWAPTIONS			11,780,944
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/31/2035	23,100,000	1,905,251
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/6/2035	3,400,000	285,230
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	3,400,000	266,228
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	37,400,000	2,433,505
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/23/2027	738,000,000	3,083,489
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/27/2035	5,100,000	394,946
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	12,900,000	839,364
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.758% and pay annually a floating rate based on US SOFR Index, expiring April 2033	3/30/2026	6,600,000	24,521
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring January 2028	1/4/2027	131,500,000	61,710

TOTAL CALL SWAPTIONS			9,294,244
TOTAL PURCHASED SWAPTIONS (Cost $23,418,135)			21,075,188

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.8	8/14/2026	17,137
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.8	8/14/2026	4,373
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.8	8/24/2026	44,856

						66,366
Put Options
S&P 500 Index	Chicago Board Options Exchange	64	43,834,176	6,100	12/3/2025	1,279
S&P 500 Index	Chicago Board Options Exchange	65	44,519,085	6,125	12/3/2025	1,463
S&P 500 Index	Chicago Board Options Exchange	70	47,943,630	6,150	12/3/2025	1,575
S&P 500 Index	Chicago Board Options Exchange	65	44,519,085	6,100	12/10/2025	9,100
S&P 500 Index	Chicago Board Options Exchange	135	92,462,715	6,150	12/10/2025	21,263
S&P 500 Index	Chicago Board Options Exchange	67	45,888,903	6,100	12/17/2025	27,805
S&P 500 Index	Chicago Board Options Exchange	68	46,573,812	6,150	12/17/2025	31,280
S&P 500 Index	Chicago Board Options Exchange	68	46,573,812	6,150	12/24/2025	55,080
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,220,000	3,220,000	5.39	2/4/2026	51,350
USD/KRW Cross Currency Contracts	Barclays Bank PLC	880,000	880,000	1,423	2/12/2026	4,784
USD/KRW Cross Currency Contracts	Bank of America NA	2,670,000	2,670,000	1,419	2/12/2026	12,944
USD/ZAR Cross Currency Contracts	Bank of America NA	5,440,000	5,440,000	18	9/19/2026	309,135

						527,058
TOTAL PURCHASED OPTIONS (Cost $940,326)						593,424

Exercise price for purchased options on USD/BRL Cross Currency Contracts are stated in BRL.
Exercise price for purchased options on USD/HKD Cross Currency Contracts are stated in HKD.
Exercise price for purchased options on USD/KRW Cross Currency Contracts are stated in KRW.
Exercise price for purchased options on USD/ZAR Cross Currency Contracts are stated in ZAR.
TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $45,659,169,629)	90,002,168,681
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(2,051,050,582)
NET ASSETS - 100.0%	87,951,118,099

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 12/1/2055	(19,290,000)	(18,298,374)
Ginnie Mae II Pool 4.5% 12/1/2055	(3,220,000)	(3,149,563)
Uniform Mortgage Backed Securities 4% 12/1/2055	(97,950,000)	(93,312,675)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(77,920,000)	(76,282,464)
Uniform Mortgage Backed Securities 5% 12/1/2055	(99,730,000)	(99,543,006)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(106,380,000)	(107,726,367)
Uniform Mortgage Backed Securities 6% 12/1/2055	(186,070,000)	(190,532,777)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(137,370,000)	(142,296,006)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(731,141,232)

TOTAL TBA SALE COMMITMENTS (Proceeds $728,800,377)		(731,141,232)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	12/17/2025	63,900,000	(3,219)

Call Swaptions
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	12/17/2025	24,620,000	(25,743)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	1/21/2026	77,620,000	(167,809)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	1/21/2026	12,900,000	(39,386)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	1/21/2026	13,500,000	(18,545)
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.678% and pay annually a floating rate based on US SOFR Index, expiring December 2032	12/24/2025	14,000,000	(5,994)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.6885% and pay annually a floating rate based on US SOFR Index, expiring January 2033	1/2/2026	12,200,000	(8,536)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/15/2026	9,900,000	(61,991)

TOTAL CALL SWAPTIONS			(328,004)
TOTAL WRITTEN SWAPTIONS			(331,223)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	46	12/19/2025	5,761,730	233,933	233,933
CME E-Mini S&P 500 Index Contracts (United States)	1,754	12/19/2025	601,578,150	15,104,374	15,104,374
CME E-Mini S&P MidCap 400 Index Contracts (United States)	10	12/19/2025	3,314,400	178,221	178,221

TOTAL EQUITY CONTRACTS					15,516,528

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	199	12/15/2025	14,570,589	(223,360)	(223,360)
CBOT 5Y US Treasury Notes Contracts (United States)	1,234	3/31/2026	135,441,141	29,228	29,228
CBOT US Fed Funds Rate Contracts (United States)	268	2/27/2026	107,660,862	(39,387)	(39,387)
CBOT US Fed Funds Rate Contracts (United States)	110	5/29/2026	44,257,915	(84,632)	(84,632)
Eurex Euro-Bund Contracts (Germany)	348	3/6/2026	52,175,230	(51,826)	(51,826)

TOTAL INTEREST RATE CONTRACTS					(369,977)

TOTAL PURCHASED					15,146,551

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	179	3/20/2026	21,664,594	(51,314)	(51,314)
Eurex Euro-OAT Contracts (Germany)	33	12/8/2025	4,704,117	14,255	14,255
Eurex Euro-OAT Contracts (Germany)	353	3/6/2026	49,922,481	5,410	5,410
OSE 10Y Japan Treasury Bond Contracts (Japan)	51	12/15/2025	44,119,138	272,426	272,426

TOTAL SOLD					240,777

TOTAL FUTURES CONTRACTS					15,387,328
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	174	1,972,181,250	114.00	2/20/2026	(133,219)
USD/TRY Cross Currency Contracts	UBS AG/London	1,500,000	1,500,000	54.00	12/16/2025	(1,988)
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,220,000	3,220,000	5.68	2/4/2026	(21,669)
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.85	8/14/2026	(9,936)
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.85	8/14/2026	(2,536)
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.85	8/24/2026	(26,166)

						(195,514)
Put Options
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	174	1,972,181,250	111.00	2/20/2026	(48,938)
S&P 500 Index	Chicago Board Options Exchange	129	88,353,261	6,650.00	12/3/2025	(27,735)
S&P 500 Index	Chicago Board Options Exchange	70	47,943,630	6,680.00	12/3/2025	(21,525)
S&P 500 Index	Chicago Board Options Exchange	64	43,834,176	6,725.00	12/10/2025	(158,400)
S&P 500 Index	Chicago Board Options Exchange	65	44,519,085	6,630.00	12/10/2025	(83,200)
S&P 500 Index	Chicago Board Options Exchange	71	48,628,539	6,660.00	12/10/2025	(111,470)
S&P 500 Index	Chicago Board Options Exchange	67	45,888,903	6,610.00	12/17/2025	(168,505)
S&P 500 Index	Chicago Board Options Exchange	68	46,573,812	6,705.00	12/17/2025	(267,920)
S&P 500 Index	Chicago Board Options Exchange	68	46,573,812	6,690.00	12/24/2025	(335,240)
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,220,000	3,220,000	5.16	2/4/2026	(6,150)
USD/KRW Cross Currency Contracts	Barclays Bank PLC	880,000	880,000	1,385.00	2/12/2026	(1,534)
USD/KRW Cross Currency Contracts	Bank of America NA	2,670,000	2,670,000	1,383.00	2/12/2026	(4,375)
USD/ZAR Cross Currency Contracts	Bank of America NA	10,890,000	10,890,000	17.00	8/19/2026	(267,204)

						(1,502,196)
TOTAL WRITTEN OPTIONS						(1,697,710)

Exercise price for written options on USD/BRL Cross Currency Contracts are stated in BRL.
Exercise price for written options on USD/HKD Cross Currency Contracts are stated in HKD.
Exercise price for written options on USD/KRW Cross Currency Contracts are stated in KRW.
Exercise price for written options on USD/TRY Cross Currency Contracts are stated in TRY.
Exercise price for written options on USD/ZAR Cross Currency Contracts are stated in ZAR.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	9,311,600	USD	6,050,817	BNP Paribas SA	12/2/2025	49,677
AUD	1,647,000	USD	1,068,221	Citibank NA	12/2/2025	10,811
AUD	8,562,400	USD	5,593,559	JPMorgan Chase Bank NA	12/2/2025	16,097
BRL	6,957,736	USD	1,304,461	BNP Paribas SA	12/2/2025	(990)
BRL	2,243,846	USD	416,000	Bank of America NA	12/2/2025	4,365
BRL	2,651,825	USD	500,000	Citibank NA	12/2/2025	(3,204)
BRL	2,984,930	USD	550,000	Citibank NA	12/2/2025	9,201
BRL	87,843,453	USD	16,230,037	Goldman Sachs Bank USA	12/2/2025	226,674
BRL	94,299	USD	17,502	Goldman Sachs Bank USA	12/2/2025	164
BRL	922,915	USD	173,031	Goldman Sachs Bank USA	12/2/2025	(131)
BRL	6,955,422	USD	1,290,000	Goldman Sachs Bank USA	12/2/2025	13,038
BRL	5,838,943	USD	1,059,757	Goldman Sachs Bank USA	2/3/2026	18,065
BRL	92,934,506	USD	16,848,170	Goldman Sachs Bank USA	3/3/2026	208,702
CAD	22,539	USD	15,987	Citibank NA	12/2/2025	141
CAD	19,862,328	USD	14,080,765	Citibank NA	12/2/2025	132,500
CAD	1,609,146	USD	1,150,000	Canadian Imperial Bank of Commerce	12/15/2025	2,326
CAD	1,475,122	USD	1,050,000	Citibank NA	12/22/2025	6,764
CAD	1,474,903	USD	1,050,000	Canadian Imperial Bank of Commerce	12/31/2025	7,139
CHF	295,541	USD	366,718	BNP Paribas SA	12/2/2025	1,283
CHF	725,000	USD	900,495	BNP Paribas SA	12/2/2025	2,257
CHF	4,029,995	USD	5,001,235	Goldman Sachs Bank USA	12/2/2025	16,814
CLP	188,382,000	USD	200,000	Canadian Imperial Bank of Commerce	12/4/2025	2,967
CLP	94,255,597	USD	100,000	Goldman Sachs Bank USA	12/10/2025	1,565
CLP	94,372,000	USD	100,351	BNP Paribas SA	12/17/2025	1,354
CLP	1,993,357,800	USD	2,120,619	Citibank NA	12/17/2025	27,617
CLP	185,070,000	USD	200,000	Deutsche Bank AG	12/17/2025	(551)
CLP	188,382,000	USD	199,828	Goldman Sachs Bank USA	12/17/2025	3,190
CLP	46,517,500	USD	50,000	Citibank NA	1/2/2026	147
CLP	1,092,603,562	USD	1,172,737	Citibank NA	3/18/2026	5,081
CLP	1,180,196,238	USD	1,268,483	UBS AG	3/18/2026	3,759
CNY	8,836,000	USD	1,249,865	Citibank NA	12/19/2025	454
CNY	8,779,000	USD	1,241,903	Citibank NA	12/19/2025	351
COP	182,595	USD	47	Citibank NA	12/5/2025	2
COP	810,667,410	USD	208,666	Citibank NA	12/5/2025	7,084
COP	936,434,847	USD	241,287	Citibank NA	12/5/2025	7,935
COP	1,719,333,000	USD	450,000	Goldman Sachs Bank USA	12/10/2025	7,319
COP	1,761,750,000	USD	469,407	Bank of America NA	12/17/2025	(1,183)
COP	1,367,915,500	USD	351,433	Citibank NA	12/17/2025	12,120
COP	1,747,284,852	USD	464,400	Citibank NA	12/17/2025	(20)
COP	1,694,826,000	USD	450,000	Bank of America NA	12/18/2025	386
COP	1,692,811,350	USD	450,000	Citibank NA	12/24/2025	(459)
COP	189,397,000	USD	50,000	Goldman Sachs Bank USA	12/30/2025	261
CZK	10,475,000	USD	497,775	Bank of America NA	12/17/2025	5,108
CZK	5,212,000	USD	249,952	Citibank NA	12/17/2025	265
CZK	9,371,000	USD	451,485	JPMorgan Chase Bank NA	12/17/2025	(1,603)
CZK	8,380,000	USD	400,355	JPMorgan Chase Bank NA	12/17/2025	1,951
EUR	13,924	USD	16,142	Barclays Bank PLC	12/1/2025	16
EUR	640,000	USD	737,389	BNP Paribas SA	12/2/2025	5,235
EUR	282,000	USD	326,471	Barclays Bank PLC	12/2/2025	747
EUR	39,146,910	USD	45,343,866	Barclays Bank PLC	12/2/2025	80,251
EUR	899,000	USD	1,036,471	JPMorgan Chase Bank NA	12/2/2025	6,683
GBP	1,243,781	USD	1,657,752	BNP Paribas SA	12/2/2025	(11,359)
GBP	830,000	USD	1,085,714	Bank of America NA	12/2/2025	12,957
GBP	655,219	USD	874,138	Bank of America NA	12/2/2025	(6,825)
GBP	915,000	USD	1,200,215	Bank of America NA	12/2/2025	10,971
GBP	802,000	USD	1,050,065	JPMorgan Chase Bank NA	12/2/2025	11,542
GBP	874,743	USD	1,151,687	Bank of America NA	1/14/2026	6,210
GBP	998,435	USD	1,305,468	Barclays Bank PLC	1/14/2026	16,160
GBP	2,007,822	USD	2,625,255	Barclays Bank PLC	1/14/2026	32,497
HUF	32,984,000	USD	99,386	Bank of America NA	12/17/2025	873
HUF	49,702,000	USD	148,840	Citibank NA	12/17/2025	2,234
HUF	82,402,000	USD	249,773	Citibank NA	12/17/2025	696
HUF	50,231,000	USD	149,801	JPMorgan Chase Bank NA	12/17/2025	2,882
HUF	135,431,000	USD	400,124	JPMorgan Chase Bank NA	12/17/2025	11,532
IDR	833,181,305	USD	50,000	BNP Paribas SA	12/4/2025	25
IDR	6,689,960,000	USD	400,000	Barclays Bank PLC	12/10/2025	1,652
IDR	33,927,056,563	USD	2,041,489	BNP Paribas SA	12/17/2025	(4,712)
IDR	15,612,062,788	USD	927,950	BNP Paribas SA	12/17/2025	9,305
IDR	19,204,149,295	USD	1,152,791	BNP Paribas SA	12/17/2025	111
IDR	12,749,103,877	USD	765,950	BNP Paribas SA	12/17/2025	(570)
IDR	11,792,293,961	USD	709,568	Citibank NA	12/17/2025	(1,629)
IDR	7,521,915,150	USD	450,000	Citibank NA	12/17/2025	1,571
IDR	16,123,346,397	USD	959,466	Citibank NA	12/17/2025	8,483
IDR	15,481,950,880	USD	925,954	Goldman Sachs Bank USA	12/17/2025	3,489
IDR	833,181,305	USD	50,020	JPMorgan Chase Bank NA	12/17/2025	(1)
IDR	9,212,610,000	USD	550,000	Bank of America NA	12/24/2025	3,042
IDR	7,490,565,000	USD	450,000	Bank of America NA	12/31/2025	(364)
ILS	541,000	USD	169,113	BNP Paribas SA	1/15/2026	(2,902)
INR	8,891,716	USD	100,000	BNP Paribas SA	12/4/2025	(502)
INR	18,615,660	USD	210,000	Bank of America NA	12/15/2025	(1,810)
INR	4,445,925	USD	50,000	Bank of America NA	12/17/2025	(284)
INR	92,212,592	USD	1,040,000	BNP Paribas SA	12/22/2025	(9,108)
INR	137,401,300	USD	1,550,000	Goldman Sachs Bank USA	12/22/2025	(13,920)
INR	53,279,280	USD	600,000	Bank of America NA	12/24/2025	(4,425)
INR	14,290,400	USD	160,000	Bank of America NA	12/31/2025	(315)
INR	67,017,750	USD	750,000	Goldman Sachs Bank USA	12/31/2025	(1,126)
INR	14,291,040	USD	160,000	Goldman Sachs Bank USA	12/31/2025	(308)
INR	344,148,241	USD	3,864,266	Citibank NA	1/30/2026	(25,910)
INR	176,377,817	USD	1,979,649	Citibank NA	1/30/2026	(12,471)
INR	53,030,753	USD	595,139	Citibank NA	1/30/2026	(3,676)
INR	22,062,725	USD	246,276	Citibank NA	1/30/2026	(206)
INR	99,637,660	USD	1,117,603	Citibank NA	1/30/2026	(6,324)
INR	174,399,221	USD	1,957,782	Citibank NA	1/30/2026	(12,672)
INR	188,638,397	USD	2,121,010	Citibank NA	1/30/2026	(17,087)
INR	129,983,208	USD	1,459,436	Citibank NA	1/30/2026	(9,707)
INR	139,170,351	USD	1,561,361	Deutsche Bank AG	1/30/2026	(9,166)
INR	179,653,996	USD	2,018,743	Deutsche Bank AG	1/30/2026	(15,025)
INR	8,915,732	USD	99,364	Goldman Sachs Bank USA	1/30/2026	75
INR	129,400,182	USD	1,453,053	JPMorgan Chase Bank NA	1/30/2026	(9,826)
JPY	289,800,000	USD	1,854,398	BNP Paribas SA	12/2/2025	856
JPY	191,100,000	USD	1,236,547	BNP Paribas SA	12/2/2025	(13,155)
JPY	2,823,729,313	USD	18,607,011	Bank of America NA	12/2/2025	(529,937)
JPY	3,710,192	USD	24,148	Barclays Bank PLC	12/2/2025	(396)
JPY	3,265,561,789	USD	20,978,952	Citibank NA	1/14/2026	23,506
KRW	1,213,468,500	USD	850,000	Bank of America NA	12/4/2025	(23,047)
KRW	1,013,929,063	USD	700,000	Goldman Sachs Bank USA	12/10/2025	(8,797)
KRW	1,170,736,000	USD	800,000	Canadian Imperial Bank of Commerce	12/17/2025	(1,590)
KRW	1,766,955,210	USD	1,212,000	BNP Paribas SA	12/22/2025	(6,649)
KRW	2,652,012,000	USD	1,810,000	BNP Paribas SA	12/22/2025	(896)
KRW	887,773,941	USD	607,042	Bank of America NA	1/8/2026	(895)
KRW	1,218,152,000	USD	833,529	Citibank NA	1/8/2026	(1,810)
KRW	1,213,468,500	USD	827,248	Citibank NA	1/8/2026	1,273
MXN	31,359,902	USD	1,710,000	BNP Paribas SA	12/1/2025	3,562
MXN	4,592,593	USD	250,000	Citibank NA	12/1/2025	948
MXN	2,214,000	USD	119,458	BNP Paribas SA	12/17/2025	1,327
MXN	6,100,000	USD	331,104	BNP Paribas SA	12/17/2025	1,681
MXN	10,731,000	USD	577,833	Bank of America NA	12/17/2025	7,596
MXN	12,891,000	USD	684,996	Bank of America NA	12/17/2025	18,272
MXN	9,165,000	USD	496,944	Bank of America NA	12/17/2025	3,052
MXN	8,098,000	USD	437,240	Bank of America NA	12/17/2025	4,546
MXN	127,718,000	USD	6,889,255	Bank of America NA	12/17/2025	78,390
MXN	16,941,000	USD	904,643	Barclays Bank PLC	12/17/2025	19,572
MXN	113,780,875	USD	6,155,308	Deutsche Bank AG	12/17/2025	51,998
MXN	13,940,000	USD	752,161	Goldman Sachs Bank USA	12/17/2025	8,335
MXN	8,141,000	USD	439,585	JPMorgan Chase Bank NA	12/17/2025	4,546
MXN	12,166,000	USD	658,095	UBS AG	12/17/2025	5,620
MXN	530,908	USD	28,545	JPMorgan Chase Bank NA	1/30/2026	279
MXN	24,732,000	USD	1,333,919	Barclays Bank PLC	2/23/2026	5,729
MXN	38,114,000	USD	2,061,060	Bank of America NA	2/24/2026	3,249
MXN	8,387,393	USD	451,812	JPMorgan Chase Bank NA	2/27/2026	2,332
MXN	8,310,441	USD	447,826	UBS AG	2/27/2026	2,151
MXN	14,789,000	USD	797,113	Goldman Sachs Bank USA	3/2/2026	3,424
MXN	34,815,000	USD	1,880,078	Barclays Bank PLC	3/18/2026	1,207
MYR	1,465,800	USD	354,780	Barclays Bank PLC	12/4/2025	(53)
MYR	7,810,296	USD	1,868,152	Goldman Sachs Bank USA	12/17/2025	22,870
MYR	2,879,904	USD	687,000	Royal Bank of Canada	12/17/2025	10,280
MYR	619,875	USD	150,000	Barclays Bank PLC	12/24/2025	123
MYR	1,030,925	USD	250,000	Barclays Bank PLC	12/31/2025	(264)
NOK	16,005,925	USD	1,592,340	Bank of America NA	12/2/2025	(10,430)
NOK	9,150,000	USD	890,633	JPMorgan Chase Bank NA	12/2/2025	13,687
NOK	2,789,541	USD	272,747	JPMorgan Chase Bank NA	1/14/2026	2,911
NZD	6,118,125	USD	3,470,188	BNP Paribas SA	12/2/2025	41,310
NZD	3,668,248	USD	2,102,786	Citibank NA	12/2/2025	2,604
PEN	1,520,325	USD	450,000	Citibank NA	12/4/2025	2,117
PEN	4,057,217	USD	1,201,427	Citibank NA	12/5/2025	5,082
PEN	1,521,450	USD	450,000	Citibank NA	12/10/2025	2,377
PEN	45,106,228	USD	13,416,487	Bank of America NA	12/17/2025	(7,476)
PEN	1,515,600	USD	450,000	Citibank NA	12/17/2025	552
PEN	1,353,336	USD	400,000	Goldman Sachs Bank USA	12/24/2025	2,238
PEN	1,517,227	USD	450,000	Goldman Sachs Bank USA	12/31/2025	863
PEN	1,523,567	USD	450,267	Citibank NA	1/30/2026	2,079
PEN	1,523,394	USD	452,073	Citibank NA	3/2/2026	(121)
PEN	8,769,450	USD	2,585,867	Citibank NA	3/18/2026	14,463
PHP	20,568,104	USD	350,752	UBS AG	12/3/2025	16
PHP	96,317,120	USD	1,638,409	Citibank NA	12/15/2025	3,746
PLN	1,092,902	USD	298,990	BNP Paribas SA	1/16/2026	349
PLN	1,419,000	USD	389,735	Bank of America NA	1/16/2026	(1,080)
PLN	1,676,000	USD	457,520	Bank of America NA	1/16/2026	1,526
PLN	1,910,175	USD	521,647	Goldman Sachs Bank USA	1/16/2026	1,538
PLN	1,426,000	USD	390,546	Goldman Sachs Bank USA	1/16/2026	27
PLN	2,010,000	USD	542,590	JPMorgan Chase Bank NA	1/16/2026	7,936
PLN	13,052,987	USD	3,582,983	Barclays Bank PLC	1/23/2026	(8,034)
PLN	9,895,511	USD	2,708,383	Goldman Sachs Bank USA	1/23/2026	1,798
PLN	7,209,998	USD	1,952,400	JPMorgan Chase Bank NA	1/23/2026	22,273
PLN	6,787,912	USD	1,852,409	UBS AG	1/23/2026	6,663
SEK	7,050,000	USD	735,747	BNP Paribas SA	12/2/2025	10,984
SGD	25,937,455	USD	20,001,585	Goldman Sachs Bank USA	12/2/2025	14,200
THB	4,875	USD	150	BNP Paribas SA	12/8/2025	2
THB	3,093	USD	95	Citibank NA	12/8/2025	1
THB	4,773	USD	148	Goldman Sachs Bank USA	12/8/2025	1
THB	16,719,624	USD	515,417	JPMorgan Chase Bank NA	12/8/2025	5,384
THB	31,527	USD	975	Citibank NA	1/21/2026	10
THB	10,387,242	USD	320,741	Goldman Sachs Bank USA	1/21/2026	3,919
TRY	128,193,930	USD	2,923,265	Barclays Bank PLC	12/4/2025	88,013
TRY	21,158,004	USD	481,088	Barclays Bank PLC	12/12/2025	12,639
TRY	8,169,300	USD	174,000	Barclays Bank PLC	12/17/2025	15,842
TRY	97,152,876	USD	2,201,715	BNP Paribas SA	12/18/2025	54,090
TRY	10,043,144	USD	222,545	Barclays Bank PLC	1/15/2026	5,381
TRY	4,827,335	USD	106,896	Barclays Bank PLC	1/16/2026	2,571
TRY	5,068,725	USD	112,340	JPMorgan Chase Bank NA	1/28/2026	1,500
TRY	26,219,847	USD	580,380	Barclays Bank PLC	2/2/2026	6,229
TRY	57,161,451	USD	1,264,718	Barclays Bank PLC	2/3/2026	13,218
TRY	2,265,021	USD	50,027	Barclays Bank PLC	2/4/2026	575
TWD	26,136,650	USD	850,000	Goldman Sachs Bank USA	12/4/2025	(16,894)
TWD	4,645,500	USD	150,000	Bank of America NA	12/10/2025	(1,861)
TWD	1,551,475	USD	50,000	Bank of America NA	12/17/2025	(501)
TWD	29,315,066	USD	944,000	BNP Paribas SA	12/22/2025	(8,382)
TWD	43,872,996	USD	1,410,000	BNP Paribas SA	12/22/2025	(9,752)
TWD	1,559,354	USD	50,000	Citibank NA	12/24/2025	(225)
TWD	19,988,096	USD	640,000	Bank of America NA	12/31/2025	(1,652)
TWD	19,743,570	USD	630,000	Bank of America NA	12/31/2025	539
TWD	10,941,851	USD	350,000	Citibank NA	12/31/2025	(557)
TWD	24,368,006	USD	788,374	BNP Paribas SA	1/22/2026	(8,941)
TWD	26,115,206	USD	832,324	Citibank NA	1/22/2026	2,994
TWD	47,058,732	USD	1,530,515	JPMorgan Chase Bank NA	1/22/2026	(25,298)
TWD	29,051,520	USD	928,668	JPMorgan Chase Bank NA	1/22/2026	571
USD	12,040,741	AUD	18,402,000	Bank of America NA	12/2/2025	(15,329)
USD	364,999	AUD	562,000	Barclays Bank PLC	12/2/2025	(3,195)
USD	362,254	AUD	557,000	Canadian Imperial Bank of Commerce	12/2/2025	(2,664)
USD	6,052,670	AUD	9,311,600	BNP Paribas SA	1/14/2026	(49,779)
USD	5,595,374	AUD	8,562,400	JPMorgan Chase Bank NA	1/14/2026	(16,080)
USD	1,290,000	BRL	6,957,736	BNP Paribas SA	12/2/2025	(13,472)
USD	420,684	BRL	2,243,846	Bank of America NA	12/2/2025	319
USD	1,056,799	BRL	5,636,755	Citibank NA	12/2/2025	802
USD	896,000	BRL	4,793,851	Goldman Sachs Bank USA	12/2/2025	(2,086)
USD	16,848,170	BRL	91,022,238	Goldman Sachs Bank USA	12/2/2025	(204,059)
USD	17,502	BRL	96,284	Goldman Sachs Bank USA	3/3/2026	(170)
USD	311,112	BRL	1,800,000	BNP Paribas SA	4/2/2026	(16,965)
USD	479,489	BRL	2,700,000	BNP Paribas SA	4/2/2026	(12,627)
USD	525,758	BRL	3,000,000	BNP Paribas SA	4/2/2026	(21,037)
USD	314,328	BRL	1,800,000	BNP Paribas SA	4/2/2026	(13,749)
USD	376,695	BRL	2,100,000	Goldman Sachs Bank USA	4/2/2026	(6,061)
USD	961,993	BRL	5,500,000	Goldman Sachs Bank USA	4/2/2026	(40,464)
USD	1,279,104	BRL	7,400,000	Goldman Sachs Bank USA	4/2/2026	(69,656)
USD	1,707,221	BRL	9,500,000	Goldman Sachs Bank USA	4/2/2026	(24,295)
USD	2,843,414	BRL	15,800,000	Goldman Sachs Bank USA	4/2/2026	(36,370)
USD	1,283,302	BRL	7,400,000	Goldman Sachs Bank USA	4/2/2026	(65,458)
USD	10,704,822	BRL	63,100,000	JPMorgan Chase Bank NA	4/2/2026	(796,090)
USD	9,121	CAD	12,739	State Street Bank & Trust Co	12/1/2025	6
USD	12,933,043	CAD	17,977,253	BNP Paribas SA	12/2/2025	68,716
USD	23,989	CAD	33,604	Bank of America NA	12/2/2025	(57)
USD	388,560	CAD	546,000	Bank of America NA	12/2/2025	(2,152)
USD	572,342	CAD	807,000	JPMorgan Chase Bank NA	12/2/2025	(5,139)
USD	369,636	CAD	521,000	JPMorgan Chase Bank NA	12/2/2025	(3,186)
USD	800,000	CAD	1,119,019	Goldman Sachs Bank USA	12/3/2025	(803)
USD	450,000	CAD	634,950	Bank of America NA	12/8/2025	(4,516)
USD	15,987	CAD	22,490	Citibank NA	1/14/2026	(143)
USD	14,080,765	CAD	19,819,381	Citibank NA	1/14/2026	(134,315)
USD	359,716	CHF	290,000	BNP Paribas SA	12/2/2025	(1,385)
USD	350,933	CHF	281,000	BNP Paribas SA	12/2/2025	1,038
USD	1,321,526	CHF	1,058,496	Bank of America NA	12/2/2025	3,513
USD	1,341,183	CHF	1,080,000	Bank of America NA	12/2/2025	(3,606)
USD	1,154,648	CHF	929,000	Canadian Imperial Bank of Commerce	12/2/2025	(2,119)
USD	1,446,233	CHF	1,164,000	Citibank NA	12/2/2025	(3,151)
USD	310,913	CHF	248,000	JPMorgan Chase Bank NA	12/2/2025	2,110
USD	366,718	CHF	294,043	BNP Paribas SA	1/14/2026	(1,412)
USD	5,001,235	CHF	4,009,605	Goldman Sachs Bank USA	1/14/2026	(18,631)
USD	199,812	CLP	188,382,000	Goldman Sachs Bank USA	12/4/2025	(3,155)
USD	1,172,825	CLP	1,092,603,562	Citibank NA	12/17/2025	(4,671)
USD	1,268,564	CLP	1,180,196,238	UBS AG	12/17/2025	(3,330)
USD	2,327,830	CNY	16,541,676	Deutsche Bank AG	12/19/2025	(12,864)
USD	10,952,255	CNY	77,599,162	Goldman Sachs Bank USA	12/19/2025	(28,246)
USD	2,060,130	CNY	14,640,252	JPMorgan Chase Bank NA	12/19/2025	(11,507)
USD	1,996,866	CNY	14,199,954	JPMorgan Chase Bank NA	12/19/2025	(12,468)
USD	465,074	COP	1,747,284,852	Citibank NA	12/5/2025	54
USD	1,811,252	CZK	37,957,000	Bank of America NA	12/17/2025	(10,984)
USD	180,714	EUR	156,000	BNP Paribas SA	12/2/2025	(301)
USD	43,225,291	EUR	37,284,910	BNP Paribas SA	12/2/2025	(38,254)
USD	326,709	EUR	282,000	BNP Paribas SA	12/2/2025	(509)
USD	457,358	EUR	395,000	BNP Paribas SA	12/2/2025	(980)
USD	156,920	EUR	135,000	BNP Paribas SA	12/2/2025	272
USD	532,734	EUR	460,000	Bank of America NA	12/2/2025	(1,027)
USD	405,540	EUR	352,000	Bank of America NA	12/2/2025	(2,904)
USD	1,434,684	EUR	1,244,000	Bank of America NA	12/2/2025	(8,792)
USD	696,640	EUR	604,000	Barclays Bank PLC	12/2/2025	(4,211)
USD	63,609	EUR	55,000	JPMorgan Chase Bank NA	12/2/2025	(210)
USD	327,236	EUR	282,000	Barclays Bank PLC	1/14/2026	(767)
USD	45,451,207	EUR	39,146,910	Barclays Bank PLC	1/14/2026	(81,703)
USD	738,721	GBP	565,000	Bank of America NA	12/2/2025	(9,169)
USD	1,151,687	GBP	874,743	Bank of America NA	12/2/2025	(6,211)
USD	2,625,217	GBP	2,007,822	Barclays Bank PLC	12/2/2025	(32,537)
USD	1,305,449	GBP	998,435	Barclays Bank PLC	12/2/2025	(16,180)
USD	99,930	HUF	33,547,000	JPMorgan Chase Bank NA	12/17/2025	(2,040)
USD	50,033	IDR	833,181,305	JPMorgan Chase Bank NA	12/4/2025	8
USD	695,933	IDR	11,642,862,000	BNP Paribas SA	12/17/2025	(3,034)
USD	1,360,227	IDR	22,610,645,353	Bank of America NA	12/17/2025	2,820
USD	387,822	IDR	6,498,188,963	Barclays Bank PLC	12/17/2025	(2,290)
USD	1,205,542	IDR	20,165,101,034	Deutsche Bank AG	12/17/2025	(5,050)
USD	534,387	IDR	8,880,608,135	Goldman Sachs Bank USA	12/17/2025	1,249
USD	1,209,077	IDR	20,098,728,786	Goldman Sachs Bank USA	12/17/2025	2,470
USD	19,561	IDR	329,010,374	Goldman Sachs Bank USA	12/17/2025	(191)
USD	586,343	IDR	9,739,750,716	Goldman Sachs Bank USA	12/17/2025	1,627
USD	350,183	IDR	5,830,371,859	JPMorgan Chase Bank NA	12/17/2025	162
USD	10,774	IDR	179,328,845	Royal Bank of Canada	12/17/2025	8
USD	708,860	ILS	2,319,263	Citibank NA	1/15/2026	(3,685)
USD	49,709	ILS	161,000	Citibank NA	1/15/2026	245
USD	1,036,358	ILS	3,348,369	Goldman Sachs Bank USA	1/15/2026	7,642
USD	626,668	ILS	2,043,000	Goldman Sachs Bank USA	1/15/2026	(1,001)
USD	935,357	ILS	3,045,000	Goldman Sachs Bank USA	1/15/2026	(155)
USD	701,026	ILS	2,297,613	JPMorgan Chase Bank NA	1/15/2026	(4,867)
USD	1,677,110	ILS	5,466,348	JPMorgan Chase Bank NA	1/15/2026	(2,311)
USD	99,364	INR	8,885,525	Goldman Sachs Bank USA	12/4/2025	(65)
USD	1,390,315	INR	123,771,416	JPMorgan Chase Bank NA	1/30/2026	9,867
USD	186,677	JPY	28,700,000	Bank of America NA	12/2/2025	2,944
USD	20,978,952	JPY	3,279,786,357	Citibank NA	12/2/2025	(17,728)
USD	825,844	KRW	1,213,468,500	Citibank NA	12/4/2025	(1,109)
USD	350,000	KRW	513,922,507	Goldman Sachs Bank USA	12/31/2025	(755)
USD	244,931	KRW	355,045,296	Bank of America NA	1/8/2026	2,517
USD	923,379	KRW	1,347,394,589	Bank of America NA	1/8/2026	3,417
USD	560,015	KRW	819,789,158	Deutsche Bank AG	1/8/2026	287
USD	1,901,280	MXN	34,815,000	Barclays Bank PLC	12/1/2025	(1,075)
USD	8,974,531	MXN	166,366,000	BNP Paribas SA	12/17/2025	(101,552)
USD	2,732,110	MXN	50,593,000	Bank of America NA	12/17/2025	(27,986)
USD	39,135	MXN	743,000	Goldman Sachs Bank USA	12/17/2025	(1,400)
USD	28,545	MXN	528,397	JPMorgan Chase Bank NA	12/17/2025	(282)
USD	6,701,613	MXN	124,369,000	JPMorgan Chase Bank NA	12/17/2025	(83,327)
USD	199,119	MXN	3,680,000	JPMorgan Chase Bank NA	12/17/2025	(1,643)
USD	1,344,364	MXN	25,323,785	UBS AG	12/17/2025	(37,173)
USD	148,636	MXN	2,833,427	UBS AG	12/17/2025	(5,941)
USD	6,155,308	MXN	114,311,462	Deutsche Bank AG	1/29/2026	(51,483)
USD	350,000	MYR	1,465,800	Barclays Bank PLC	12/4/2025	(4,727)
USD	87,633	MYR	367,709	Barclays Bank PLC	12/17/2025	(1,396)
USD	354,926	MYR	1,465,800	Barclays Bank PLC	12/17/2025	28
USD	350,000	MYR	1,476,300	Goldman Sachs Bank USA	12/17/2025	(7,440)
USD	604,367	MYR	2,535,319	Goldman Sachs Bank USA	12/17/2025	(9,482)
USD	459,219	MYR	1,900,800	Goldman Sachs Bank USA	12/17/2025	(1,001)
USD	1,001,479	NOK	10,225,000	Barclays Bank PLC	12/2/2025	(9,086)
USD	1,199,491	NOK	12,135,000	Citibank NA	12/2/2025	155
USD	272,747	NOK	2,789,151	JPMorgan Chase Bank NA	12/2/2025	(2,913)
USD	220,208	NZD	389,000	BNP Paribas SA	12/2/2025	(3,059)
USD	460,426	NZD	817,000	BNP Paribas SA	12/2/2025	(8,491)
USD	548,998	NZD	977,000	BNP Paribas SA	12/2/2025	(11,751)
USD	1,000,846	NZD	1,748,000	Citibank NA	12/2/2025	(2,418)
USD	1,080,422	NZD	1,885,373	Goldman Sachs Bank USA	12/2/2025	(1,687)
USD	1,343,164	NZD	2,396,000	Goldman Sachs Bank USA	12/2/2025	(32,020)
USD	282,892	NZD	499,000	JPMorgan Chase Bank NA	12/2/2025	(3,509)
USD	381,453	NZD	668,000	JPMorgan Chase Bank NA	12/2/2025	(1,945)
USD	228,697	NZD	407,000	JPMorgan Chase Bank NA	12/2/2025	(4,900)
USD	3,476,490	NZD	6,118,125	BNP Paribas SA	1/14/2026	(41,829)
USD	2,106,615	NZD	3,668,248	Citibank NA	1/14/2026	(2,866)
USD	450,267	PEN	1,521,000	Citibank NA	12/4/2025	(2,051)
USD	732,183	PEN	2,710,175	Citibank NA	12/5/2025	(73,751)
USD	366,091	PEN	1,355,452	Citibank NA	12/5/2025	(36,984)
USD	452,073	PEN	1,519,642	Citibank NA	12/10/2025	233
USD	463,079	PEN	1,702,741	Goldman Sachs Bank USA	12/12/2025	(43,175)
USD	2,058,992	PEN	7,185,470	Citibank NA	12/15/2025	(77,194)
USD	12,659,241	PEN	44,899,796	Bank of America NA	12/17/2025	(688,402)
USD	507,000	PEN	1,762,281	Bank of America NA	12/17/2025	(16,884)
USD	3,980,333	PEN	14,254,370	Deutsche Bank AG	1/26/2026	(252,276)
USD	1,233,035	PEN	4,194,292	Citibank NA	2/27/2026	(11,394)
USD	13,416,487	PEN	45,226,976	Bank of America NA	3/18/2026	5,721
USD	11,051,376	PEN	39,122,977	Citibank NA	3/18/2026	(549,423)
USD	932,068	PEN	3,204,451	Citibank NA	8/3/2026	(15,854)
USD	1,201,427	PEN	4,109,600	Citibank NA	11/30/2026	(14,252)
USD	350,000	PHP	20,566,350	Goldman Sachs Bank USA	12/3/2025	(738)
USD	400,000	PHP	23,621,600	Bank of America NA	12/9/2025	(2,789)
USD	446,647	PHP	26,386,570	Bank of America NA	12/15/2025	(3,230)
USD	442,407	PHP	26,178,550	Barclays Bank PLC	12/15/2025	(3,923)
USD	450,000	PHP	26,509,500	Barclays Bank PLC	12/15/2025	(1,973)
USD	350,752	PHP	20,571,787	UBS AG	12/15/2025	14
USD	300,000	PHP	17,722,800	Goldman Sachs Bank USA	12/22/2025	(2,117)
USD	150,000	PHP	8,828,700	Goldman Sachs Bank USA	12/29/2025	(478)
USD	623,853	PLN	2,296,966	BNP Paribas SA	1/16/2026	(5,271)
USD	690,040	PLN	2,523,456	Bank of America NA	1/16/2026	(1,119)
USD	5,560,666	PLN	20,541,000	Bank of America NA	1/16/2026	(65,387)
USD	368,020	PLN	1,348,499	Bank of America NA	1/16/2026	(1,326)
USD	699,796	PLN	2,554,676	Citibank NA	1/16/2026	86
USD	894,648	PLN	3,282,000	Citibank NA	1/16/2026	(4,271)
USD	1,340,308	PLN	4,921,000	Citibank NA	1/16/2026	(7,524)
USD	375,275	PLN	1,378,978	JPMorgan Chase Bank NA	1/16/2026	(2,419)
USD	1,121,016	SEK	10,506,836	Bank of America NA	12/2/2025	8,140
USD	18,127,728	SGD	23,416,057	Bank of America NA	12/2/2025	57,691
USD	601,734	SGD	783,000	Barclays Bank PLC	12/2/2025	(2,502)
USD	703,526	SGD	915,000	Citibank NA	12/2/2025	(2,574)
USD	650,863	SGD	848,000	Goldman Sachs Bank USA	12/2/2025	(3,534)
USD	20,001,585	SGD	25,854,043	Goldman Sachs Bank USA	1/14/2026	(16,229)
USD	9,119	THB	293,661	Citibank NA	12/8/2025	(28)
USD	596,575	THB	19,235,072	Citibank NA	12/8/2025	(2,580)
USD	354,461	THB	11,431,770	Citibank NA	12/8/2025	(1,628)
USD	50,000	THB	1,618,085	Barclays Bank PLC	12/11/2025	(415)
USD	700,594	THB	22,688,730	Bank of America NA	1/21/2026	(8,559)
USD	174,000	TRY	8,169,300	UBS AG	12/17/2025	(15,842)
USD	13,233	TRY	594,223	Barclays Bank PLC	1/9/2026	(318)
USD	3,164	TRY	142,249	JPMorgan Chase Bank NA	1/28/2026	(31)
USD	832,324	TWD	26,189,969	Citibank NA	12/4/2025	(2,482)
USD	507,137	TWD	15,219,690	BNP Paribas SA	12/15/2025	21,628
USD	501,995	TWD	15,136,655	Citibank NA	12/15/2025	19,135
USD	466,675	TWD	14,147,719	Citibank NA	12/15/2025	15,362
USD	5,221,123	TWD	155,678,228	Citibank NA	12/15/2025	254,983
USD	697,457	TWD	21,294,757	BNP Paribas SA	1/22/2026	16,325
USD	508,381	TWD	15,444,615	BNP Paribas SA	1/22/2026	14,371
USD	1,021,872	TWD	30,935,131	BNP Paribas SA	1/22/2026	32,384
USD	510,936	TWD	15,478,806	BNP Paribas SA	1/22/2026	15,832
USD	603,132	TWD	18,296,009	BNP Paribas SA	1/22/2026	17,918
USD	1,417,821	TWD	43,236,451	Bank of America NA	1/22/2026	34,864
USD	822,796	TWD	24,821,287	Citibank NA	1/22/2026	28,865
USD	1,096,537	TWD	33,586,940	Citibank NA	1/22/2026	22,229
USD	1,462,780	TWD	44,326,622	Citibank NA	1/22/2026	44,953
USD	1,045,822	TWD	31,779,811	Citibank NA	1/22/2026	29,316
USD	1,042,320	TWD	31,785,548	Citibank NA	1/22/2026	25,630
USD	770,000	TWD	23,695,210	JPMorgan Chase Bank NA	1/22/2026	12,087
USD	618,790	ZAR	10,650,000	Barclays Bank PLC	12/4/2025	(3,511)
USD	21,359,020	ZAR	362,639,842	Citibank NA	12/4/2025	169,245
USD	71,873	ZAR	1,230,095	Goldman Sachs Bank USA	12/4/2025	(4)
USD	2,758,064	ZAR	47,820,000	JPMorgan Chase Bank NA	12/4/2025	(36,155)
USD	11,012,468	ZAR	189,249,263	JPMorgan Chase Bank NA	12/4/2025	(45,747)
USD	5,448,512	ZAR	94,379,670	Barclays Bank PLC	1/26/2026	(43,625)
USD	8,246,480	ZAR	143,687,492	Deutsche Bank AG	1/26/2026	(114,975)
USD	5,030,292	ZAR	86,723,844	Goldman Sachs Bank USA	1/26/2026	(16,338)
USD	8,093,025	ZAR	140,751,463	UBS AG	1/26/2026	(97,577)
USD	394,996	ZAR	7,000,000	JPMorgan Chase Bank NA	6/17/2026	(8,433)
ZAR	94,014,075	USD	5,448,512	Barclays Bank PLC	12/4/2025	44,919
ZAR	143,158,893	USD	8,246,480	Deutsche Bank AG	12/4/2025	118,582
ZAR	86,381,180	USD	5,030,292	Goldman Sachs Bank USA	12/4/2025	17,134
ZAR	140,211,658	USD	8,093,025	UBS AG	12/4/2025	99,824
ZAR	11,931,695	USD	670,000	Citibank NA	8/19/2026	17,657

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,611,101)
Unrealized Appreciation						2,963,119
Unrealized Depreciation						(5,574,220)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)(3)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
SoftBank Group Corp 2.84% 12/14/2029	NR	6/20/2026	Goldman Sachs International	1%	Quarterly		100,000	(44)	267	223
Turkish Republic 11.875% 1/15/2030	Ba3	12/20/2025	Barclays Bank PLC	1%	Quarterly		900,000	2,163	(92)	2,071
Kingdom of Saudi Arabia 4.75% 1/16/2030	NR	6/20/2035	JPMorgan Chase Bank NA	1%	Quarterly		2,800,000	7,497	(22,259)	(14,762)
iTraxx Crossover Series 44 Index	NR	12/20/2030	JPMorgan Chase Bank NA	5%	Quarterly	EUR	10,830,000	2,616,034	(2,494,239)	121,795
iTraxx Crossover Series 44 Index	NR	12/20/2030	Bank of America NA	5%	Quarterly	EUR	3,220,000	777,805	(716,651)	61,154
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	12/20/2035	Barclays Bank PLC	1%	Quarterly		1,300,000	42	155	197
iTraxx Crossover Series 44 Index	NR	12/20/2030	BNP Paribas SA	5%	Quarterly	EUR	6,790,000	1,640,154	(1,560,938)	79,216
iTraxx Crossover Series 44 Index	NR	12/20/2030	Citibank NA	5%	Quarterly	EUR	4,831,400	1,167,046	(1,116,807)	50,239
5Y CDX NA HY Series 43 Index	NR	12/20/2029	ICE	5%	Quarterly		1,760,000	19,948	0	19,948
BNP Paribas 1.9636%	NR	12/20/2025	ICE	1%	Quarterly	EUR	500,000	(2,286)	0	(2,286)
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		11,800,000	8,710	0	8,710
5Y CDX NA IG Series 45 Index	NR	12/20/2030	ICE	1%	Quarterly		26,830,000	38,466	0	38,466
5Y CDX NA HY Series 45 Index	NR	12/20/2030	ICE	5%	Quarterly		4,700,000	31,506	0	31,506

TOTAL CREDIT DEFAULT SWAPS								6,307,041	(5,910,564)	396,477

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Semi-Annual	6M BBSW(1)	Semi-Annual	LCH	9/20/2033	AUD	25,470,000	(162,088)	0	(162,088)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2029		104,600,000	(402,568)	0	(402,568)
U.S. SOFR Index(1)	Annual	3.5%	Annual	CME	12/18/2054		17,310,000	599,071	0	599,071
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2034		61,510,000	(305,849)	0	(305,849)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2044		260,000	23,800	0	23,800
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2026		11,690,000	175,545	0	175,545
3.481%	Annual	U.S. SOFR Index(1)	Annual	LCH	10/29/2034		900,000	(4,180)	0	(4,180)
3.465%	Annual	U.S. SOFR Index(1)	Annual	LCH	10/30/2034		200,000	(1,174)	0	(1,174)
6M WIBID(1)	Semi-Annual	4.93%	Annual	CME	7/25/2029	PLN	6,800,000	(69,942)	0	(69,942)
3.515%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/6/2034		1,600,000	(3,386)	0	(3,386)
3.865%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/20/2034		2,000,000	49,432	0	49,432
28D TIIE(1)	Monthly	9.43%	Monthly	CME	12/25/2025	MXN	10,700,000	(25)	0	(25)
1D TIIE(1)	Monthly	9.43%	Monthly	CME	10/19/2034	MXN	10,700,000	(51,412)	0	(51,412)
28D TIIE(1)	Monthly	9.39%	Monthly	CME	12/12/2025	MXN	12,200,000	(496)	0	(496)
1D TIIE(1)	Monthly	9.39%	Monthly	CME	11/3/2034	MXN	12,200,000	(57,502)	0	(57,502)
1D TIIE(1)	Annual	9%	Annual	CME	3/1/2029	MXN	82,100,000	(76,811)	0	(76,811)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2032		24,960,000	(979,950)	0	(979,950)
U.S. SOFR Index(1)	Annual	3%	Annual	CME	3/19/2027		11,680,000	(61,544)	0	(61,544)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2055		30,710,000	122,496	0	122,496
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2035		19,940,000	(737,312)	0	(737,312)
6M EURIBOR(1)	Semi-Annual	2.4%	Annual	LCH	2/12/2035	EUR	400,000	11,069	0	11,069
U.S. SOFR Index(1)	Annual	3.75157%	Annual	CME	11/15/2048		7,030,000	(162,832)	0	(162,832)
U.S. SOFR Index(1)	Annual	4%	Annual	LCH	2/26/2035		650,000	(22,460)	0	(22,460)
U.S. SOFR Index(1)	Annual	3.89%	Annual	LCH	3/3/2035		350,000	(9,030)	0	(9,030)
U.S. SOFR Index(1)	Annual	3.9075%	Annual	LCH	3/4/2035		800,000	(21,750)	0	(21,750)
U.S. SOFR Index(1)	Annual	3.87%	Annual	LCH	3/5/2035		800,000	(19,376)	0	(19,376)
2.42%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/7/2035	EUR	500,000	(13,150)	0	(13,150)
U.S. SOFR Index(1)	Annual	3.905%	Annual	LCH	3/12/2035		700,000	(18,855)	0	(18,855)
2.46%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/13/2035	EUR	500,000	(11,563)	0	(11,563)
3.5%	Annual	U.S. SOFR Index(1)	Annual	LCH	9/17/2055		18,960,000	94,456	0	94,456
U.S. SOFR Index(1)	Annual	3.75%	Annual	LCH	9/17/2035		36,400,000	(456,244)	0	(456,244)
U.S. SOFR Index(1)	Annual	3.93%	Annual	LCH	3/24/2035		2,200,000	(63,389)	0	(63,389)
2.61%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/24/2035	EUR	400,000	(3,932)	0	(3,932)
U.S. SOFR Index(1)	Annual	3.884%	Annual	LCH	3/25/2035		700,000	(17,608)	0	(17,608)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.5025%	At Maturity	LCH	3/25/2030		14,780,000	(34,079)	0	(34,079)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.515%	At Maturity	LCH	3/27/2030		20,100,000	(62,102)	0	(62,102)
2.52%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/27/2035	EUR	400,000	(7,113)	0	(7,113)
6M EURIBOR(1)	Semi-Annual	2.4%	Annual	LCH	4/9/2030	EUR	1,800,000	(2,665)	0	(2,665)
6M EURIBOR(1)	Semi-Annual	2.51%	Annual	LCH	4/9/2035	EUR	300,000	5,795	0	5,795
7.76%	Monthly	1D TIIE(1)	Monthly	CME	3/1/2029	MXN	9,500,000	8,825	0	8,825
8.27%	Monthly	1D TIIE(1)	Monthly	CME	3/7/2035	MXN	26,800,000	18,452	0	18,452
6M EURIBOR(1)	Semi-Annual	2.55%	Annual	LCH	4/16/2035	EUR	300,000	4,776	0	4,776
6M EURIBOR(1)	Semi-Annual	2.35%	Annual	LCH	4/29/2030	EUR	900,000	772	0	772
6M EURIBOR(1)	Semi-Annual	2.45%	Annual	LCH	5/5/2035	EUR	200,000	5,204	0	5,204
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	5/7/2035		2,500,000	35,112	0	35,112
4.5%	Semi-Annual	6M BBSW(1)	Semi-Annual	LCH	6/18/2035	AUD	12,800,000	(285,074)	0	(285,074)
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2029	BRL	2,200,000	3,332	0	3,332
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	37,800,000	(5,201)	0	(5,201)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	4,000,000	(539)	0	(539)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2029	BRL	28,300,000	39,993	0	39,993
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	7,800,000	479	0	479
4.04638%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/15/2052		7,100,000	82,031	0	82,031
4.053542%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/15/2052		7,390,000	94,207	0	94,207
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	9/17/2035		63,980,000	(1,114,323)	0	(1,114,323)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	9/17/2032		16,920,000	(5,935)	0	(5,935)
3.75%	Annual	U.S. SOFR Index(1)	Annual	CME	9/17/2030		1,200,000	14,141	0	14,141
3.75%	Annual	SONIA(1)	Annual	LCH	9/17/2030	GBP	79,200,000	956,930	0	956,930
2.5%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/18/2031	EUR	370,000	(616)	0	(616)
3M JIBAR(1)	Quarterly	7.205%	Quarterly	CME	2/28/2031	ZAR	103,360,000	(76,366)	0	(76,366)
SONIA(1)	Annual	4.5%	Annual	LCH	9/17/2055	GBP	4,800,000	(303,537)	0	(303,537)
4%	Annual	SONIA(1)	Annual	LCH	9/17/2035	GBP	9,500,000	329,732	0	329,732
13.245%	At Maturity	Brazil CETIP Interbank Deposit Rate(1)	At Maturity	CME	1/2/2029	BRL	88,000,000	150,996	0	150,996
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/17/2032		14,100,000	93,121	0	93,121
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/17/2030		47,290,000	(11,915)	0	(11,915)
6M WIBID(1)	Semi-Annual	4.136%	Annual	CME	7/25/2029	PLN	14,300,000	(25,228)	0	(25,228)
3.5%	Annual	U.S. SOFR Index(1)	Annual	CME	12/17/2027		145,590,000	129,117	0	129,117
3.75%	Annual	U.S. SOFR Index(1)	Annual	CME	12/17/2035		13,290,000	71,070	0	71,070
3.75%	Annual	U.S. SOFR Index(1)	Annual	CME	12/17/2055		1,540,000	9,068	0	9,068
1D TIIE(1)	Monthly	7.011%	Monthly	CME	3/1/2029	MXN	122,500,000	30,375	0	30,375
3.15%	At Maturity	U.S. SOFR Index(1)	At Maturity	LCH	8/25/2028		84,700,000	125,149	0	125,149
U.S. SOFR Index(1)	Annual	4.11%	Annual	LCH	8/25/2057		1,000,000	16,407	0	16,407
US CPI Urban Consumer NSA Index(1)	At Maturity	2.48%	At Maturity	LCH	10/29/2035		10,000,000	(49,092)	0	(49,092)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.42375%	At Maturity	LCH	10/30/2055		6,800,000	(29,564)	0	(29,564)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.4825%	At Maturity	LCH	11/30/2033		17,200,000	(87,347)	0	(87,347)
1D TIIE(1)	Monthly	7%	Monthly	CME	3/1/2029	MXN	46,840,000	11,766	0	11,766
2.5%	Annual	TONAR(1)	Annual	LCH	12/17/2055	JPY	1,610,000,000	(455,261)	0	(455,261)
6M WIBID(1)	Semi-Annual	4.685%	Annual	CME	12/2/2035	PLN	800,000	(349)	0	(349)
4.485%	Semi-Annual	6M PRIBOR(1)	Semi-Annual	CME	12/2/2035	CZK	4,400,000	33	0	33
TOTAL INTEREST RATE SWAPS								(2,977,982)	0	(2,977,982)

(1)Represents floating rate.
(2)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. Fed Fund Daily Rate plus 72 basis points	Monthly	Canadian Imperial Bank of Commerce	1/7/2026	3,262	49,497,425	(55,766)	0	(55,766)
S&P 500 Index	Receives	Monthly	U.S. Fed Fund Daily Rate plus 72 basis points	Monthly	Canadian Imperial Bank of Commerce	1/7/2026	13,792	209,279,118	(235,783)	0	(235,783)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 55 basis points	Monthly	Royal Bank of Canada	4/8/2026	1,078	16,357,518	(17,761)	0	(17,761)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 53 basis points	Monthly	Royal Bank of Canada	1/16/2026	1,057	16,038,865	(17,165)	0	(17,165)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 62 basis points	Monthly	Royal Bank of Canada	1/7/2026	1,092	16,569,953	(18,894)	0	(18,894)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 54 basis points	Monthly	BNP Paribas SA	12/3/2025	1,092	16,569,953	(16,722)	0	(16,722)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 70 basis points	Monthly	Bank of America NA	12/29/2025	4,371	66,452,868	(94,213)	0	(94,213)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 96 basis points	Monthly	Goldman Sachs International	1/7/2026	4,371	66,452,868	(101,412)	0	(101,412)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 69 basis points	Monthly	BNP Paribas SA	12/23/2025	841	12,456,912	319,553	0	319,553
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 70 basis points	Monthly	Royal Bank of Canada	12/23/2025	10,559	155,707,607	4,745,141	0	4,745,141
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 69 basis points	Monthly	Bank of America NA	12/29/2025	841	12,331,314	454,804	0	454,804
S&P 500 Index	Receives	At Maturity	U.S. SOFR Index plus 62 basis points	At Maturity	BNP Paribas SA	12/23/2025	10,558	159,738,000	861,216	0	861,216
TOTAL RETURN SWAPS									5,822,998	0	5,822,998

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,961,935 or 0.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security is on loan at period end.
(g)	Non-income producing.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $46,943,289 or 0.1% of net assets.

(i)	Level 3 security.
(j)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $99,597,600.
(k)	Affiliated fund.
(l)	Zero coupon bond which is issued at a discount.
(m)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,743,355.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,545,703.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Citigroup Global Capital Markets Inc	4.12	11/28/2025	12/1/2025	157,500,000	157,554,074	U.S. Treasuries (including strips)	3.625	8/15/2028	160,872,804
Total Repurchase Agreements				157,500,000	157,554,074				160,872,804

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,571,773	264,086,888	268,600,524	660,979	78	-	36,058,215	36,051,005	0.1%
Fidelity Securities Lending Cash Central Fund	995,132,029	2,992,980,445	3,276,783,213	1,372,886	(16,063)	-	711,313,198	711,242,073	2.5%
Total	1,035,703,802	3,257,067,333	3,545,383,737	2,033,865	(15,985)	-	747,371,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	104,966,204	2,434,924	-	2,434,924	-	21,580,056	128,981,184	489,604
Fidelity Advisor Small Cap Growth Fund - Class Z	556,977,809	25,653,990	-	25,653,991	-	95,281,198	677,912,997	18,307,129
Fidelity Extended Market Index Fund	2,328,152,049	-	690,910,816	-	82,326,273	233,886,813	1,953,454,319	19,192,909
Fidelity Growth Company Fund	3,448,208,019	-	-	-	-	923,343,682	4,371,551,701	88,189,463
Fidelity Mid Cap Index Fund	3,035,349	7,561	-	7,562	-	288,714	3,331,624	89,176
Fidelity SAI Inflation-Focused Fund	1,185	67	-	67	-	75	1,327	15
Fidelity SAI Real Estate Index Fund	2,275,090	33,506	-	33,506	-	58,076	2,366,672	451,655
Fidelity SAI U.S. Large Cap Index Fund	1,436,782,664	995,559,343	1,497,851,553	665,038	56,382,917	159,230,775	1,150,104,146	42,051,340
Fidelity SAI U.S. Low Volatility Index Fund	356,160,722	155,741,315	-	-	-	31,387,996	543,290,033	22,693,819
Fidelity SAI U.S. Momentum Index Fund	434,556,084	557,185,884	-	3,186,303	-	37,587,769	1,029,329,737	52,570,467
Fidelity SAI U.S. Quality Index Fund	2,777,181,933	249,217,478	-	88,859,622	-	297,187,859	3,323,587,270	138,252,382
	11,448,297,108	1,985,834,068	2,188,762,369	120,841,013	138,709,190	1,799,833,013	13,183,911,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	283,316,286	-	283,316,286	-

Collateralized Mortgage Obligations	200,266,970	-	200,266,970	-

Commercial Mortgage Securities	2,830,034	-	2,830,034	-

Common Stocks
Communication Services	6,937,024,916	6,936,824,751	200,165	-
Consumer Discretionary	7,699,457,662	7,695,069,800	4,387,862	-
Consumer Staples	3,188,029,892	3,187,379,413	650,479	-
Energy	2,398,037,694	2,398,037,694	-	-
Financials	10,540,234,013	10,527,826,318	12,246,195	161,500
Health Care	7,970,874,607	7,970,213,376	627,274	33,957
Industrials	6,637,040,785	6,637,040,785	-	-
Information Technology	21,692,519,306	21,663,118,168	29,401,136	2
Materials	1,661,826,078	1,661,826,078	-	-
Real Estate	1,241,280,221	1,241,280,221	-	-
Utilities	1,673,847,995	1,673,847,995	-	-

Domestic Equity Funds	14,429,298,553	14,429,298,553	-	-

Foreign Government and Government Agency Obligations	126,764,537	-	126,764,537	-

Non-Convertible Corporate Bonds
Communication Services	5,810,881	-	5,810,881	-
Consumer Discretionary	104,945	-	104,945	-
Consumer Staples	206,923	-	206,923	-
Energy	2,495,655	-	2,495,655	-
Financials	45,028,824	-	45,028,824	-
Information Technology	937,107	-	937,107	-
Utilities	7,580,975	-	7,580,975	-

Repurchase Agreements	291,800,000	-	291,800,000	-

U.S. Government Agency - Mortgage Securities	1,418,112,897	-	1,418,112,897	-

Commercial Paper	70,364,534	-	70,364,534	-

U.S. Treasury Obligations	71,524,858	-	71,524,858	-

Money Market Funds	1,383,882,921	1,383,882,921	-	-

Purchased Options	593,424	148,845	444,579	-

Purchased Swaptions	21,075,188	-	21,075,188	-
Total Investments in Securities:	90,002,168,681	87,405,794,918	2,596,178,304	195,459
Derivative Instruments:

Assets
Futures Contracts	15,837,847	15,837,847	-	-
Forward Foreign Currency Contracts	2,963,119	-	2,963,119	-
Swaps	16,002,837	-	16,002,837	-
Total Assets	34,803,803	15,837,847	18,965,956	-

Liabilities
Futures Contracts	(450,519)	(450,519)	-	-
Forward Foreign Currency Contracts	(5,574,220)	-	(5,574,220)	-
Swaps	(6,850,780)	-	(6,850,780)	-
Written Swaptions	(331,223)	-	(331,223)	-
Written Options	(1,697,710)	(1,356,152)	(341,558)	-
Total Liabilities	(14,904,452)	(1,806,671)	(13,097,781)	-
Total Derivative Instruments:	19,899,351	14,031,176	5,868,175	-
Other Financial Instruments:

TBA Sale Commitments	(731,141,232)	-	(731,141,232)	-
Total Other Financial Instruments:	(731,141,232)	-	(731,141,232)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	6,309,371	(2,330)
Written Swaptions (c)	-	(254,702)
Total Credit Risk	6,309,371	(257,032)
Equity Risk
Futures Contracts (e)	15,516,528	-
Purchased Options (d)	148,845	-
Swaps (b)	6,380,714	(557,716)
Written Options (c)	-	(1,260,034)
Total Equity Risk	22,046,087	(1,817,750)
Foreign Exchange Risk
Forward Foreign Currency Contracts (f)	2,963,119	(5,574,220)
Purchased Options (d)	444,579	-
Written Options (c)	-	(369,293)
Total Foreign Exchange Risk	3,407,698	(5,943,513)
Interest Rate Risk
Futures Contracts (e)	321,319	(450,519)
Purchased Swaptions (d)	21,075,188	-
Swaps (a)	3,312,752	(6,290,734)
Written Options (c)	-	(182,157)
Written Swaptions (c)	-	(76,521)
Total Interest Rate Risk	24,709,259	(6,999,931)
Total Value of Derivatives	56,472,415	(15,018,226)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(f)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $700,574,284 and repurchase agreements of $291,800,000) - See accompanying schedule:
Unaffiliated issuers (cost $36,510,953,287)	$76,070,886,258
Fidelity Central Funds (cost $747,371,413)	747,371,413
Other affiliated issuers (cost $8,400,844,929)	13,183,911,010

Total Investment in Securities (cost $45,659,169,629)		$90,002,168,681
Segregated cash with brokers for derivative instruments		61,072,637
Cash		21,394,981
Foreign currency held at value (cost $3,335,725)		3,347,896
Receivable for investments sold		79,936,237
Receivable for TBA sale commitments		728,800,377
Unrealized appreciation on forward foreign currency contracts		2,963,119
Receivable for fund shares sold		43,516,839
Dividends receivable		68,459,833
Interest receivable		4,874,589
Distributions receivable from Fidelity Central Funds		323,835
Receivable for daily variation margin on futures contracts		2,974,606
Receivable for daily variation margin on centrally cleared swaps		328,301
Bi-lateral OTC swaps, at value		12,591,455
Prepaid expenses		54,551
Other receivables		1,341,894
Total assets		91,034,149,831
Liabilities
Segregated cash from brokers for derivative instruments	$4,726,759
Payable for investments purchased
Regular delivery	277,035,017
Delayed delivery	1,313,369,907
TBA sale commitments, at value	731,141,232
Unrealized depreciation on forward foreign currency contracts	5,574,220
Payable for fund shares redeemed	21,219,677
Bi-lateral OTC swaps, at value	557,760
Accrued management fee	12,020,328
Written options, at value (premium received $4,110,969)	2,028,933
Segregated cash from brokers for mortgage/asset-backed securities	770,000
Other payables and accrued expenses	3,258,639
Collateral on securities loaned	711,329,260
Total liabilities		3,083,031,732
Net Assets		$87,951,118,099
Net Assets consist of:
Paid in capital		$41,137,338,819
Total accumulated earnings (loss)		46,813,779,280
Net Assets		$87,951,118,099
Net Asset Value, offering price and redemption price per share ($87,951,118,099 ÷ 7,651,037,413 shares)		$11.50
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$419,155,102
Affiliated issuers		19,618,347
Interest		26,791,167
Income from Fidelity Central Funds (including $1,372,886 from security lending)		2,033,865
Total income		467,598,481
Expenses
Management fee	$172,906,669
Custodian fees and expenses	526,423
Independent trustees' fees and expenses	174,232
Registration fees	2,190,687
Audit fees	31,205
Legal	65,141
Miscellaneous	298,830
Total expenses before reductions	176,193,187
Expense reductions	(104,762,789)
Total expenses after reductions		71,430,398
Net Investment income (loss)		396,168,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,183,741,362
Fidelity Central Funds	(15,985)
Other affiliated issuers	138,709,190
Forward foreign currency contracts	(6,701,119)
Foreign currency transactions	443,921
Futures contracts	93,367,471
Swaps	96,840,128
Written options	21,260,769
Capital gain distributions from underlying funds:
Affiliated issuers	101,222,666
Total net realized gain (loss)		2,628,868,403
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,394,701,161
Affiliated issuers	1,799,833,013
Forward foreign currency contracts	721,040
Assets and liabilities in foreign currencies	113,476
Futures contracts	(12,316,437)
Swaps	(39,804,528)
Written options	65,055
TBA sale commitments	(2,240,652)
Total change in net unrealized appreciation (depreciation)		9,141,072,128
Net gain (loss)		11,769,940,531
Net increase (decrease) in net assets resulting from operations		$12,166,108,614
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	For the period June 26, 2024 (commencement of operations) through May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$396,168,083	$807,899,049
Net realized gain (loss)	2,628,868,403	5,018,970,501
Change in net unrealized appreciation (depreciation)	9,141,072,128	2,267,959,645
Net increase (decrease) in net assets resulting from operations	12,166,108,614	8,094,829,195
Distributions to shareholders	(3,363,139,746)	(4,957,907,284)

Share transactions
Proceeds from sales of shares	7,331,406,467	16,441,644,496
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	10,121,024,443
Reinvestment of distributions	3,260,787,477	4,786,097,906
Cost of shares redeemed	(7,734,517,496)	(21,517,421,941)

Net increase (decrease) in net assets resulting from share transactions	2,857,676,448	9,831,344,904
Total increase (decrease) in net assets	11,660,645,316	12,968,266,815

Net Assets
Beginning of period	76,290,472,783	63,322,205,968
End of period	$87,951,118,099	$76,290,472,783

Other Information
Shares
Sold	667,837,815	1,611,865,628
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	1,022,328,897
Issued in reinvestment of distributions	310,551,188	480,186,637
Redeemed	(712,985,053)	(2,102,733,832)
Net increase (decrease)	265,403,950	1,011,647,330

Financial Highlights
Strategic Advisers® U.S. Total Stock Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025 A	2024 A	2023 A	2022 A	2021 B
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$9.93	$7.98	$8.12	$9.14	$6.63
Income from Investment Operations
Net investment income (loss) C,D	.05	.11	.11	.11	.11	.11
Net realized and unrealized gain (loss)	1.59	1.04	2.23	.15	(.25)	2.77
Total from investment operations	1.64	1.15	2.34	.26	(.14)	2.88
Distributions from net investment income	(.04)	(.11)	(.11)	(.11)	(.11)	(.11)
Distributions from net realized gain	(.42)	(.64)	(.28)	(.29)	(.77)	(.26)
Total distributions	(.47) E	(.75)	(.39)	(.40)	(.88)	(.37)
Net asset value, end of period	$11.50	$10.33	$9.93	$7.98	$8.12	$9.14
Total Return F,G,H	16.26%	11.97%	30.24%	3.57%	(2.43)%	44.55%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.43% K	.43%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.17 % K	.17%	.18%	.18%	.18%	.19%
Expenses net of all reductions, if any	.17% K	.17%	.18%	.18%	.18%	.19%
Net investment income (loss)	.97% K	1.09%	1.23%	1.44%	1.21%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$87,951,118	$76,290,473	$63,322,206	$50,431,026	$55,747,821	$60,191,843
Portfolio turnover rate L	74 % K	74% M	61%	67%	59%	74% M

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on August 16, 2024. All financial information prior to the reorganization is that of the Strategic Advisers Large Cap Fund.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganizations that occurred on August 16, 2024 and November 20, 2020. All financial information prior to the November 20, 2020 reorganization is that of the Strategic Advisers Core Fund.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns are that of the Predecessor Fund for all periods prior to the reorganization that occurred on August 16, 2024. The Predecessor Fund's total returns includes the total returns of Strategic Advisers Core Fund for periods prior to November 20, 2020.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

Effective August 16, 2024, Strategic Advisers Large Cap Fund (Predecessor Fund) and Strategic Advisers Small-Mid Cap Fund (Acquired Fund) were reorganized into the Fund (see Prior Fiscal Year Reorganization Information note).
2. Prior Fiscal Year Reorganization Information.
On August 16, 2024 the Predecessor Fund and Acquired Fund reorganized into a newly created Strategic Advisers U.S. Total Stock Fund pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund and the Acquired Fund received the Fund shares equal in value to the shares of the Predecessor Fund and Acquired Fund, respectively, they owned on the day the reorganization was effective. The securities held by the Acquired and Predecessor Funds were the primary assets acquired by the Fund. The reorganization provides shareholders of the Acquired Fund and the Predecessor Fund access to a larger portfolio with a similar investment objective and lower projected expenses. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund and the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor and Acquired Funds	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Strategic Advisers Large Cap Fund A	65,755,575,732	34,126,932,117	65,820,837,914	6,648,568,417	1.3286464646
Strategic Advisers Small-Mid Cap Fund	10,119,202,405	1,239,000,726	10,121,024,443	1,022,328,897	1.4731919192

A Predecessor Fund/Accounting Survivor

Legal Acquiring Fund	Net Assets ($)	Total net assets after the acquisition ($)
Strategic Advisers U.S. Total Stock Fund	495,100	75,942,357,457

Pro forma results of operations of the combined entity for the entire period ended May 31, 2025, as though each acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$845,556,955
Total net realized gain (loss)	5,808,782,774
Total change in net unrealized appreciation (depreciation)	1,646,524,012
Net increase (decrease) in net assets resulting from operations	$8,300,863,741

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since August 16, 2024.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the  Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers U.S. Total Stock Fund	$936,399

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures and options transactions, partnerships, short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), short-term capital gain dividends, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,141,302,802
Gross unrealized depreciation	(1,136,885,499)
Net unrealized appreciation (depreciation)	$44,004,417,303
Tax cost	$46,014,619,853

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers U.S. Total Stock Fund
Credit Risk
Written Options	51,190	(48,548)
Swaps	1,660,850	(792,930)
Total Credit Risk	1,712,040	(841,478)
Equity Risk
Futures Contracts	93,866,312	(12,063,445)
Purchased Options	(3,186,441)	14,296
Written Options	20,267,666	93,477
Swaps	93,185,555	(33,569,501)
Total Equity Risk	204,133,092	(45,525,173)
Foreign Exchange Risk
Purchased Options	26,063	34,097
Written Options	35,185	86,529
Forward Foreign Currency Contracts	(6,701,119)	721,040
Total Foreign Exchange Risk	(6,639,871)	841,666
Interest Rate Risk
Futures Contracts	(498,841)	(252,992)
Purchased Options	(266,930)	(2,208,128)
Written Options	906,728	(66,403)
Swaps	1,993,723	(5,442,097)
Total Interest Rate Risk	2,134,680	(7,969,620)
Totals	201,339,941	(53,494,605)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Swaptions, which are OTC options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events. Exchange traded and/or OTC options were used to manage exposure to the market and certain foreign currencies.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers U.S. Total Stock Fund	30,372,898,541	30,152,686,817
7. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Arrowstreet Capital, Limited Partnership, BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, D.E. Shaw Investment Management LLC, FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Management, LLC, Pacific Investment Management Company LLC, PineBridge Investments LLC, Portolan Capital Management, LLC, Principal Global Investors, LLC, River Road Asset Management LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and FIL Investment Advisors (FIL) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers U.S. Total Stock Fund	20,856

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers U.S. Total Stock Fund	29,551,678	65,292,586	3,374,295

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers U.S. Total Stock Fund	3,832
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers U.S. Total Stock Fund	45,064
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers U.S. Total Stock Fund	141,139
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $102,575,940. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $2,080,956.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $105,893.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers U.S Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	13%
Fidelity SAI U.S. Momentum Index Fund	17%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of New and Amended Sub-Advisory Agreements
Strategic Advisers U.S. Total Stock Fund
In June 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Arrowstreet Capital, Limited Partnership (Arrowstreet), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Agreement), (ii) an amendment to the fee schedule for an investment mandate in the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode), and the Trust on behalf of the fund (Geode Amended Agreement), and (iii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, J.P. Morgan Investment Management Inc. (JP Morgan, and, together with Arrowstreet and Geode, the Sub-Advisers), and the Trust on behalf of the fund (JP Morgan Amended Agreement, and, together with the Geode Amended Agreement, the Amended Agreements). The Board noted that with respect to the JP Morgan Amended Agreement, the updated fee schedule became effective as of July 1, 2025, and in each case the Amended Agreements will result in the same or lower fees at all asset levels. With respect to the JP Morgan Amended Agreement, the amendments (i) allow for the aggregation of the fund's assets with the assets of a separately managed account for which JP Morgan serves as model provider and (ii) add two additional break points to the fee schedule. The Board also noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each New and Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New and Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each New and Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the New Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended Agreements, the Board also considered that it reviewed this information regarding Geode and JP Morgan in connection with its initial approval of the fund's management contract and sub-advisory agreements at its March 2024 meeting and in materials provided at its June 2025 meeting related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
With respect to the New Agreement, the Board noted its familiarity with the nature, extent and quality of services provided by Arrowstreet to another Strategic Advisers fund with a different investment mandate, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers fund will also provide services to the fund. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and Arrowstreet.
Resources Dedicated to Investment Management and Support Services.  With respect to the New Agreement, the Board reviewed the general qualifications and capabilities of Arrowstreet's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Arrowstreet's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered Arrowstreet's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the Amended Agreements, the Board noted that it had approved (i) the existing sub-advisory agreements with the Sub-Advisers at its March 2024 meeting; and (ii) an amendment to the existing sub-advisory agreement with JP Morgan at its September 2024 meeting. The Board further noted that the Amended Agreements will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by Arrowstreet under the New Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the New Agreement, the Board considered the historical investment performance of Arrowstreet and its portfolio managers in managing accounts under a similar investment mandate. The Board did not consider performance to be a material factor in its decision to approve the Amended Agreements because the approval of the Amended Agreements will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New and Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the New Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to Arrowstreet. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring Arrowstreet.
The Board noted that neither the New nor Amended Agreements will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the New Agreement, the Board considered that after allocating assets to Arrowstreet, the fund's management fee and total net expenses are each expected to increase slightly, but each is expected to continue to rank below the competitive peer group median reported in the June 2025 management contract renewal materials for the fund. Additionally, the Board also considered that: (i) with respect to the JP Morgan Amended Agreement, after aggregating the assets in the mandate, the total management fee rate is expected to decrease slightly, and (ii) because the mandate is unfunded, the Geode Amended Agreement will not change the fund's actual total management fee rate.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each New and Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each New and Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each New and Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that each of the New and Amended Agreements provide and will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve Amended Agreements because the fund will not bear any additional expenses under the Amended Agreements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New and Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New and Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New and Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of New Sub-Advisory Agreement
Strategic Advisers U.S. Total Stock Fund
In June 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), PineBridge Investments LLC (PineBridge or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement) through September 30, 2025, with the understanding that the Board will consider the renewal of the New Sub-Advisory Agreement in September 2025. The Board noted that PineBridge is an existing sub-adviser to the fund and that the New Sub-Advisory Agreement will take effect upon consummation of a transaction which, if consummated, would result in a change in control of the parent company of PineBridge (Transaction). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
The Board noted that it had approved an existing sub-advisory agreement with the Sub-Adviser in connection with its initial approval of the fund's management contract and sub-advisory agreements at its March 2024 meeting. The Board further noted that the Transaction is not expected to result in any material changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered the detailed information provided by Strategic Advisers and the Sub-Adviser in the June 2025 Board materials, including information regarding the Sub-Adviser related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
In connection with its consideration of future renewals of the New Sub-Advisory Agreement, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
The Board concluded that the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved through September 30, 2025, with the understanding that the Board will consider the renewal of the New Sub-Advisory Agreement in September 2025. The Board also concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers U.S. Total Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with AllianceBernstein L.P., BlackRock Investment Management, LLC, Brandywine Global Investment Management, D.E. Shaw Investment Management, L.L.C. (D.E. Shaw), FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Advisers LLC, Pacific Investment Management Company LLC, PineBridge Investments LLC, Portolan Capital Management, LLC, Principal Global Investors, LLC (Principal), River Road Asset Management LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP, and William Blair Investment Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the existing fee schedules to the Sub-Advisory Agreements with D.E. Shaw and Principal which resulted in the same or lower fees at all asset levels (each an Amendment and collectively, the Amendments). The Board also noted that no other contract terms are impacted by the Amendments.
In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments are in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9911783.101
STS-SANN-0126
Strategic Advisers® Fidelity® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® Alternatives Fund
Consolidated Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 63.3%
	Shares	Value ($)
BlackRock Global Equity Market Neutral Fund A Shares	16,694,741	238,567,846
BlackRock Systematic Multi-Strategy Fund Investor A Shares	16,037,535	167,752,618
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (a)	10,747,917	101,890,252
Fidelity SAI Alternative Risk Premia Strategy Fund (a)	5,759,852	56,216,158
Fidelity SAI Convertible Arbitrage Fund (a)	33,483,066	386,729,414
Fidelity SAI Managed Futures Fund (a)	9,026,091	96,759,691
Fidelity SAI Merger Arbitrage Fund (a)	26,325,087	272,727,903
Stone Ridge Diversified Alternatives Fund Class I	15,216,850	163,124,630
TOTAL ALTERNATIVE FUNDS (Cost $1,450,456,659)		1,483,768,512

Common Stocks - 7.2%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Chemicals - 0.1%
Orica Ltd	155,346	2,426,314
Metals & Mining - 0.1%
BHP Group Ltd (United Kingdom)	106,550	2,913,892
TOTAL AUSTRALIA		5,340,206
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	9,052	2,364,111
CANADA - 0.4%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Magna International Inc	26,997	1,318,892
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	16,751	1,319,151
TOTAL CONSUMER DISCRETIONARY		2,638,043

Financials - 0.2%
Banks - 0.2%
Royal Bank of Canada	21,713	3,347,262
Materials - 0.1%
Containers & Packaging - 0.1%
CCL Industries Inc Class B	44,078	2,699,342
TOTAL CANADA		8,684,647
CHINA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	19,695	2,286,196
Industrials - 0.1%
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	107,948	1,225,210
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	1,614,000	2,755,076
TOTAL CHINA		6,266,482
FINLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	3,234	141,547
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	32,598	2,214,281
TOTAL FINLAND		2,355,828
FRANCE - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	28,759	1,891,962
Financials - 0.2%
Banks - 0.1%
BNP Paribas SA	25,468	2,176,973
Insurance - 0.1%
SCOR SE	72,294	2,330,363
TOTAL FINANCIALS		4,507,336

Industrials - 0.1%
Building Products - 0.1%
Cie de Saint-Gobain SA	17,141	1,710,791
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	5,455	1,045,438
TOTAL FRANCE		9,155,527
GERMANY - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	58,433	3,209,103
IRELAND - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	16,702	1,431,224
ITALY - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
De' Longhi SpA	20,595	875,123
Financials - 0.2%
Financial Services - 0.2%
Nexi SpA (c)(d)	644,088	3,003,670
TOTAL ITALY		3,878,793
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Nifco Inc/Japan	45,100	1,387,315
Consumer Staples - 0.1%
Household Products - 0.1%
Lion Corp	242,400	2,569,016
TOTAL JAPAN		3,956,331
KOREA (SOUTH) - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	34,080	1,174,077
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	8,730	3,168,832
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	45,315	3,118,917
TOTAL INFORMATION TECHNOLOGY		6,287,749

TOTAL KOREA (SOUTH)		7,461,826
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
NN Group NV	18,993	1,376,967
Industrials - 0.0%
Electrical Equipment - 0.0%
TKH Group NV depository receipt	25,538	1,136,130
TOTAL NETHERLANDS		2,513,097
NORWAY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Storebrand ASA A Shares	175,741	2,733,876
SPAIN - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Industria de Diseno Textil SA	64,013	3,591,469
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	64,828	1,797,834
TOTAL SPAIN		5,389,303
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	19,670	2,320,862
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	17,991	3,824,899
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	12,896	1,060,735
TOTAL SWITZERLAND		4,885,634
TAIWAN - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	388,000	1,089,422
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd	75,000	3,458,861
TOTAL TAIWAN		4,548,283
THAILAND - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	2,267,700	3,053,488
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	218,175	1,845,002
Financials - 0.2%
Banks - 0.2%
Standard Chartered PLC	174,922	3,874,461
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (c)(d)	810,333	2,527,135
Industrials - 0.1%
Professional Services - 0.1%
RELX PLC	72,618	2,912,266
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	92,315	2,685,772
Multi-Utilities - 0.0%
National Grid PLC	46,162	701,387
TOTAL UTILITIES		3,387,159

TOTAL UNITED KINGDOM		14,546,023
UNITED STATES - 3.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Meta Platforms Inc Class A	4,672	3,027,222
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
LCI Industries	10,810	1,228,773
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp (b)	39,306	1,013,308
Expedia Group Inc Class A	13,150	3,362,324
		4,375,632
Specialty Retail - 0.1%
Floor & Decor Holdings Inc Class A (b)	38,378	2,441,608
TOTAL CONSUMER DISCRETIONARY		8,046,013

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp	16,288	1,783,373
Dollar Tree Inc (b)	22,317	2,472,947
		4,256,320
Energy - 0.1%
Energy Equipment & Services - 0.1%
Valaris Ltd (b)	29,349	1,655,577
Financials - 0.8%
Banks - 0.4%
Comerica Inc	17,589	1,413,804
JPMorgan Chase & Co	9,404	2,944,204
Wells Fargo & Co	34,577	2,968,435
Zions Bancorp NA	57,176	3,043,479
		10,369,922
Capital Markets - 0.3%
Morgan Stanley	22,060	3,742,700
Tradeweb Markets Inc Class A	26,840	2,921,802
		6,664,502
Financial Services - 0.1%
Apollo Global Management Inc	16,788	2,213,498
TOTAL FINANCIALS		19,247,922

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp (b)	35,026	3,557,942
Insulet Corp (b)	7,853	2,569,423
		6,127,365
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co	67,532	3,322,574
TOTAL HEALTH CARE		9,449,939

Industrials - 0.4%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc	12,522	3,489,757
Air Freight & Logistics - 0.1%
FedEx Corp	8,958	2,469,541
Building Products - 0.0%
Fortune Brands Innovations Inc	20,305	1,048,347
Electrical Equipment - 0.1%
Nextpower Inc Class A (b)	17,548	1,607,748
TOTAL INDUSTRIALS		8,615,393

Information Technology - 0.5%
IT Services - 0.2%
Cognizant Technology Solutions Corp Class A	49,080	3,814,007
Software - 0.3%
Fair Isaac Corp (b)	2,227	4,021,584
Microsoft Corp	6,746	3,319,099
		7,340,683
TOTAL INFORMATION TECHNOLOGY		11,154,690

Materials - 0.4%
Chemicals - 0.3%
International Flavors & Fragrances Inc	44,271	3,075,949
Linde PLC	6,978	2,863,213
		5,939,162
Metals & Mining - 0.1%
Steel Dynamics Inc	14,898	2,500,331
TOTAL MATERIALS		8,439,493

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc	9,204	1,559,986
TOTAL UNITED STATES		75,452,555
TOTAL COMMON STOCKS (Cost $161,751,475)		169,547,199

Fixed-Income Funds - 10.2%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $226,244,396)	19,913,736	238,964,829

Money Market Funds - 17.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	377,411	377,486
Fidelity Investments Money Market Government Portfolio - Institutional Class (a)(f)	3.90	230,065,472	230,065,472
State Street Institutional U.S. Government Money Market Fund Premier Class (f)	0.10	174,312,885	174,312,885
TOTAL MONEY MARKET FUNDS (Cost $404,755,843)			404,755,843

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	43	29,451,087	6,290	12/2025	37,195
S&P 500 Index	Chicago Board Options Exchange	37	25,341,633	6,250	01/2026	99,160
S&P 500 Index	Chicago Board Options Exchange	73	49,998,357	4,200	10/2026	289,080
S&P 500 Index	Chicago Board Options Exchange	72	49,313,448	4,300	09/2026	276,120
S&P 500 Index	Chicago Board Options Exchange	37	25,341,633	6,400	02/2026	269,175
S&P 500 Index	Chicago Board Options Exchange	65	44,519,085	4,200	11/2026	292,500

						1,263,230
TOTAL PURCHASED OPTIONS (Cost $2,353,581)						1,263,230

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $2,245,561,954)	2,298,299,613
NET OTHER ASSETS (LIABILITIES) - 2.0%	47,405,138
NET ASSETS - 100.0%	2,345,704,751

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CEC Copper Contracts (United States)	23	03/2026	3,031,400	113,818
CEC Copper Contracts (United States)	1	05/2026	132,938	4,461
CEC Gold Bullion Contracts (United States)	62	02/2026	26,380,380	568,421
CME Cattle Feeder Contracts (United States)	3	03/2026	476,775	12,955
CME Cattle Feeder Contracts (United States)	11	01/2026	1,781,863	27,123
CME Cattle Feeder Contracts (United States)	2	04/2026	316,625	10,095
CME Live Cattle Contracts (United States)	19	12/2025	1,638,370	(3,926)
CME Live Cattle Contracts (United States)	25	02/2026	2,178,500	(4,881)
CME Live Cattle Contracts (United States)	18	04/2026	1,580,760	14,216
CME Live Cattle Contracts (United States)	9	06/2026	771,840	17,518
ICE Brent Crude Oil Contracts (United Kingdom)	43	12/2025	2,682,340	(30,879)
ICE Brent Crude Oil Contracts (United Kingdom)	1	02/2026	61,730	(1,641)
ICE Brent Crude Oil Contracts (United Kingdom)	20	01/2026	1,239,400	(18,763)
ICE Coffee C Contracts (United States)	3	03/2026	428,850	1,530
ICE Coffee Robusta Contracts (United Kingdom)	1	05/2026	43,350	749
ICE Coffee Robusta Contracts (United Kingdom)	11	03/2026	485,430	5,126
ICE Coffee Robusta Contracts (United Kingdom)	12	01/2026	547,800	35,495
ICE Cotton No 2 Contracts (United States)	2	03/2026	64,710	(1,460)
ICE ENDEX Natural Gas Contracts (Netherlands)	25	12/2025	621,943	(49,965)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	02/2026	123,092	(9,652)
ICE ENDEX Natural Gas Contracts (Netherlands)	5	01/2026	112,519	(14,318)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	7	12/2025	480,025	27,742
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	17	01/2026	1,138,575	(23,044)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	5	02/2026	330,250	(12,431)
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	1	03/2026	65,150	(1)
ICE Natural Gas Contracts (United Kingdom)	5	12/2025	154,475	(4,669)
ICE WTI Crude Contracts (United Kingdom)	16	12/2025	936,800	(13,608)
ICE WTI Crude Contracts (United Kingdom)	11	01/2026	641,190	(282)
ICE WTI Crude Contracts (United Kingdom)	10	02/2026	580,900	(6,441)
ICE WTI Crude Contracts (United Kingdom)	2	03/2026	116,000	(12)
NYMEX Gasoline RBOB Contracts (United States)	44	12/2025	3,366,132	(102,302)
NYMEX Gasoline RBOB Contracts (United States)	3	02/2026	231,399	(2,681)
NYMEX Gasoline RBOB Contracts (United States)	13	01/2026	992,901	(1,234)
NYMEX Gasoline RBOB Contracts (United States)	1	03/2026	85,453	2,006
NYMEX Heating Oil Contracts (United States)	2	12/2025	193,460	1,911
NYMEX Heating Oil Contracts (United States)	1	02/2026	93,752	(342)
NYMEX Heating Oil Contracts (United States)	1	01/2026	95,290	1,737
NYMEX WTI Crude Contracts (United States)	168	12/2025	9,836,400	(123,744)
NYMEX WTI Crude Contracts (United States)	39	01/2026	2,273,310	(17,423)
NYMEX WTI Crude Contracts (United States)	17	02/2026	987,530	(10,882)

TOTAL COMMODITY CONTRACTS				390,322

Equity Contracts
CBOE VIX Index Contracts (United States)	127	12/2025	2,320,125	(207,008)
CBOE VIX Index Contracts (United States)	18	02/2026	375,089	(13,894)
CBOE VIX Index Contracts (United States)	65	01/2026	1,291,355	(74,014)
CME E-Mini Nasdaq 100 Index Contracts (United States)	33	12/2025	16,818,120	577,223
CME E-Mini S&P 500 Index Contracts (United States)	74	12/2025	25,380,150	735,743
Eurex DAX Contracts (Germany)	38	12/2025	26,310,472	322,138
Eurex SMI Contracts (Germany)	38	12/2025	6,082,082	311,432
HKEX Hang Seng Index Contracts (Hong Kong)	21	12/2025	1,231,708	(5,693)
HKEX Hang Seng Index Contracts (Hong Kong)	13	12/2025	2,161,894	(5,003)
ICE MSCI Emerging Markets Index Contracts (United States)	114	12/2025	7,852,320	170,440
IDEM FTSE MIB Index Contracts (Italy)	30	12/2025	7,554,749	166,137
KRX KOSPI 200 Index Contracts (South Korea)	73	12/2025	6,912,954	1,081,874
OSE TOPIX Contracts (Japan)	48	12/2025	10,384,815	625,353
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	25	12/2025	2,275,250	60,425
SGX MSCI Singapore Index Contracts (Singapore)	132	12/2025	4,514,087	28,804
SGX-DC FTSE China A50 Index Contracts (Singapore)	894	12/2025	13,469,004	96,127
TME S&P/TSX 60 Index Contracts (Canada)	40	12/2025	10,526,602	394,240

TOTAL EQUITY CONTRACTS				4,264,324

Foreign Exchange Contracts
CME Euro/CZK Cross-Currency Rate Contracts (United States)	12	12/2025	2,302,506	20,967
CME Euro/HUF Cross-Currency Rate Contracts (United States)	34	12/2025	3,098,789	102,986
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	30	12/2025	4,106,943	33,334
CME Japanese Yen Contracts (United States)	677	12/2025	54,248,856	(704,981)
CME Mexican Peso Contracts (United States)	407	12/2025	11,104,995	242,739
CME South African Rand Contracts (United States)	228	12/2025	6,654,750	140,476
CME United Kingdom Pound Contracts (United States)	672	12/2025	55,587,000	(533,815)
KRX US Dollar Contracts (South Korea)	85	12/2025	850,834	874

TOTAL FOREIGN EXCHANGE CONTRACTS				(697,420)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	28	03/2027	18,170,806	(19,487)
ASX 3Y Australia Treasury Bond Contracts (Australia)	123	12/2025	8,531,927	(36,413)
ASX 90 Day Bill Contract (Australia)	70	09/2026	45,438,112	(53,170)
ASX 90 Day Bill Contract (Australia)	62	12/2026	40,240,269	(31,863)
ASX 90 Day Bill Contract (Australia)	122	06/2026	79,199,878	(68,921)
ASX 90 Day Bill Contract (Australia)	148	03/2026	96,087,931	(73,213)
CBOT US Treasury Ultra Bond Contracts (United States)	79	03/2026	9,561,469	24,086
Eurex Euro-BTP Contracts (Germany)	228	12/2025	32,109,623	572,132
Eurex Euro-Bund Contracts (Germany)	129	12/2025	19,291,422	96,652
Eurex Euro-OAT Contracts (Germany)	155	12/2025	22,095,095	313,880
ICE Long GILT Futures (United Kingdom)	43	03/2026	5,212,651	43,371

TOTAL INTEREST RATE CONTRACTS				767,054

TOTAL PURCHASED				4,724,280

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	113	03/2026	2,529,788	(43,740)
CBOT Corn Contracts (United States)	17	05/2026	387,388	(5,654)
CBOT Corn Contracts (United States)	17	07/2026	392,063	(4,479)
CBOT Corn Contracts (United States)	3	09/2026	68,475	(882)
CBOT Corn Contracts (United States)	14	12/2026	327,775	(3,559)
CBOT KC Hard Red Winter Wheat Contracts (United States)	91	03/2026	2,400,125	29,751
CBOT KC Hard Red Winter Wheat Contracts (United States)	32	05/2026	862,400	8,671
CBOT KC Hard Red Winter Wheat Contracts (United States)	23	07/2026	633,650	2,268
CBOT Soybean Contracts (United States)	17	03/2026	974,100	(37,567)
CBOT Soybean Contracts (United States)	8	05/2026	462,100	(13,907)
CBOT Soybean Contracts (United States)	8	07/2026	465,400	(17,107)
CBOT Soybean Meal Contracts (United States)	15	03/2026	486,300	(4,207)
CBOT Soybean Meal Contracts (United States)	16	01/2026	509,920	(11,659)
CBOT Soybean Meal Contracts (United States)	4	05/2026	131,840	(4,750)
CBOT Soybean Meal Contracts (United States)	7	07/2026	234,360	(3,967)
CBOT Soybean Meal Contracts (United States)	1	08/2026	33,540	(12)
CBOT Soybean Oil Contracts (United States)	1	03/2026	31,530	(896)
CBOT Soybean Oil Contracts (United States)	1	01/2026	31,230	(908)
CBOT Soybean Oil Contracts (United States)	1	05/2026	31,704	(938)
CBOT Soybeans Contracts (United States)	54	01/2026	3,071,925	(141,770)
CBOT Wheat Contracts (United States)	48	03/2026	1,292,400	10,919
CBOT Wheat Contracts (United States)	18	05/2026	492,075	1,981
CBOT Wheat Contracts (United States)	6	07/2026	166,500	1,898
CBOT Wheat Contracts (United States)	1	09/2026	28,388	860
CEC Silver Bullion Contracts (United States)	78	03/2026	22,293,570	(2,312,300)
CME Lean Hogs Contracts (United States)	1	12/2025	32,240	3,738
CME Lean Hogs Contracts (United States)	1	06/2026	38,700	1,208
CME Lean Hogs Contracts (United States)	7	02/2026	226,800	19,753
CME Lean Hogs Contracts (United States)	2	04/2026	67,920	4,975
Euronext MATIF Rapeseed Contracts (France)	12	01/2026	336,444	242
Euronext MATIF Rapeseed Contracts (France)	86	04/2026	2,388,726	(6,851)
Euronext MATIF Rapeseed Contracts (France)	4	10/2026	108,725	59
Euronext MATIF Rapeseed Contracts (France)	9	07/2026	242,412	(2,114)
Euronext MATIF Wheat Contracts (France)	306	03/2026	3,337,631	127,630
Euronext MATIF Wheat Contracts (France)	29	09/2026	333,136	12,524
Euronext MATIF Wheat Contracts (France)	23	12/2026	273,553	4,827
Euronext MATIF Wheat Contracts (France)	76	05/2026	844,387	37,101
ICE Canola Contracts (United States)	3	03/2026	28,509	(209)
ICE Canola Contracts (United States)	3	01/2026	27,938	(276)
ICE Cocoa Contracts (United Kingdom)	1	05/2026	54,033	9,101
ICE Cocoa Contracts (United States)	1	05/2026	55,110	4,597
ICE Cocoa Contracts (United States)	2	03/2026	107,723	20,961
ICE Cocoa Contracts (United States)	3	03/2026	165,120	21,022
ICE ENDEX Carbon Emission Contracts (Netherlands)	4	12/2025	386,443	(39,802)
ICE Sugar No 11 Contracts (United States)	10	02/2026	170,352	3,772
ICE Sugar No 11 Contracts (United States)	3	04/2026	49,493	1,359
ICE White Sugar Contracts (United Kingdom)	2	02/2026	43,550	3,837
NYMEX Natural Gas Contracts (United States)	132	12/2025	6,402,000	(259,690)
NYMEX Natural Gas Contracts (United States)	8	02/2026	305,840	1,684
NYMEX Natural Gas Contracts (United States)	6	03/2026	221,940	2,188
NYMEX Natural Gas Contracts (United States)	12	01/2026	530,160	(11,874)
NYMEX Natural Gas Contracts (United States)	2	04/2026	74,380	1,176
NYMEX Palladium Bullion Contracts (United States)	18	03/2026	2,711,340	(142,244)
NYMEX Platinum Bullion Contracts (United States)	58	01/2026	4,886,500	(443,749)
NYMEX Platinum Bullion Contracts (United States)	1	04/2026	85,220	(7,067)

TOTAL COMMODITY CONTRACTS				(3,184,076)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	29	12/2025	4,096,260	132,318
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	4	12/2025	954,860	(10,432)
CME E-Mini Russell 2000 Index Contracts (United States)	105	12/2025	13,151,775	(359,011)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	9	12/2025	2,982,960	(13,120)
Eurex Euro STOXX 50 Contracts (Germany)	69	12/2025	4,542,840	(71,516)
Euronext CAC 40 Index Contracts (France)	65	12/2025	6,129,607	(90,689)
FTSE/JSE Top 40 Index Contracts (South Africa)	63	12/2025	3,815,695	(156,625)
ICE Financial Times 100 Index Contracts (United Kingdom)	75	12/2025	9,675,585	(240,869)
MEFF IBEX 35 Index Contracts (Spain)	7	12/2025	1,330,644	(33,493)
OSE Nikkei 225 Index Contracts (Japan)	48	12/2025	1,544,125	(101,212)
OSE Nikkei 225 Index Contracts (Japan)	5	12/2025	1,608,463	(83,902)
SGX Nikkei 225 Index Contracts (Singapore)	3	12/2025	483,067	(44,549)

TOTAL EQUITY CONTRACTS				(1,073,100)

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	376	12/2025	24,639,280	87,844
CME Canadian Dollar Contracts (United States)	282	12/2025	20,198,250	179,260
CME Euro Contracts (United States)	110	12/2025	15,965,813	188,175
CME Israel Sheckel Contracts (United States)	17	12/2025	5,220,530	(89,420)
CME New Zealand Dollar Contracts (United States)	176	12/2025	10,106,800	183,836
CME Swiss Franc Contracts (United States)	217	12/2025	33,830,300	400,571

TOTAL FOREIGN EXCHANGE CONTRACTS				950,266

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	128	12/2025	9,372,037	111,704
CBOT 10Y US Treasury Notes Contracts (United States)	152	03/2026	17,228,250	(14,640)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	47	03/2026	5,462,281	(13,490)
CBOT 2Y US Treasury Notes Contracts (United States)	560	03/2026	116,956,875	28,204
CBOT 5Y US Treasury Notes Contracts (United States)	534	03/2026	58,610,672	(32,993)
CBOT US Treasury Long Bond Contracts (United States)	34	03/2026	3,993,938	(8,783)
CME 3M US SOFR Index Contracts (United States)	181	09/2026	43,754,488	26,641
CME 3M US SOFR Index Contracts (United States)	164	12/2026	39,716,700	15,543
CME 3M US SOFR Index Contracts (United States)	162	06/2026	39,062,250	30,321
CME 3M US SOFR Index Contracts (United States)	149	09/2027	36,125,050	2,004
CME 3M US SOFR Index Contracts (United States)	159	06/2027	38,551,538	5,713
CME 3M US SOFR Index Contracts (United States)	238	03/2027	57,688,225	16,826
CME US SOFR Index Contracts (United States)	137	12/2027	33,207,088	572
CME US SOFR Index Contracts (United States)	128	03/2028	31,012,800	18,124
Eurex Euro-Buxl Contracts (Germany)	31	12/2025	4,093,483	73,018
Eurex Euro-Schatz Contracts (Germany)	198	12/2025	24,577,431	6,444
Eurex Euro-Schatz Contracts (Germany)	66	03/2026	8,192,477	685
ICE 3M SONIA Index Contracts (United States)	16	09/2026	5,113,718	(2,322)
ICE 3M SONIA Index Contracts (United States)	17	12/2026	5,436,701	(4,624)
ICE 3M SONIA Index Contracts (United States)	15	06/2026	4,787,657	(3,261)
ICE 3M SONIA Index Contracts (United States)	18	03/2027	5,757,400	(7,491)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	51	12/2025	3,949,862	128,390
KRX 3Y Korea Treasury Bond Contracts (South Korea)	358	12/2025	25,750,552	233,747
OSE 10Y Japan Treasury Bond Contracts (Japan)	24	12/2025	20,761,947	180,776
TMX 2Y Canadian Bond Contracts (Canada)	222	03/2026	16,825,740	(6,584)

TOTAL INTEREST RATE CONTRACTS				784,524

TOTAL SOLD				(2,522,386)

TOTAL FUTURES CONTRACTS				2,201,894
The notional amount of futures purchased as a percentage of Net Assets is 31.0%
The notional amount of futures sold as a percentage of Net Assets is 37.5%
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	153	USD	100	UBS AG	12/2025	0
AUD	1,351,000	USD	872,800	HSBC Bank PLC	12/2025	12,467
AUD	554,000	USD	358,110	HSBC Bank PLC	12/2025	4,909
AUD	791,000	USD	510,183	HSBC Bank PLC	12/2025	8,134
CAD	2,862,000	USD	2,034,185	UBS AG	12/2025	16,127
CNY	1,295,000	USD	182,361	Goldman Sachs International	12/2025	924
CNY	1,091,000	USD	153,681	UBS AG	12/2025	732
EUR	1,187	USD	1,377	HSBC Bank PLC	12/2025	1
EUR	1,508,000	USD	1,738,626	HSBC Bank PLC	12/2025	13,189
EUR	1,687,000	USD	1,947,485	UBS AG	12/2025	12,271
GBP	138	USD	183	JPMorgan Chase Bank NA	12/2025	0
GBP	690,000	USD	901,631	HSBC Bank PLC	12/2025	11,728
GBP	924,000	USD	1,209,913	UBS AG	12/2025	13,194
HKD	2,074,000	USD	266,748	UBS AG	12/2025	(196)
JPY	132,724,000	USD	849,617	HSBC Bank PLC	12/2025	2,061
JPY	198,894,000	USD	1,269,455	JPMorgan Chase Bank NA	12/2025	6,831
JPY	55,066,000	USD	353,091	UBS AG	12/2025	263
JPY	254,925,000	USD	1,637,109	UBS AG	12/2025	(1,276)
KRW	277,512,000	USD	189,272	Goldman Sachs International	12/2025	37
KRW	474,441,000	USD	321,987	Goldman Sachs International	12/2025	1,659
KRW	718,732,000	USD	487,784	Goldman Sachs International	12/2025	2,508
KRW	1,668,841,000	USD	1,135,281	HSBC Bank PLC	12/2025	3,140
KRW	573,880,000	USD	389,478	JPMorgan Chase Bank NA	12/2025	2,002
KRW	1,180,094,000	USD	802,703	JPMorgan Chase Bank NA	12/2025	2,313
NOK	847,000	USD	83,021	UBS AG	12/2025	686
SEK	527,000	USD	55,217	HSBC Bank PLC	12/2025	675
SEK	111,000	USD	11,641	HSBC Bank PLC	12/2025	132
SEK	253,000	USD	26,532	UBS AG	12/2025	301
SEK	319,000	USD	33,331	UBS AG	12/2025	501
SEK	53,000	USD	5,596	UBS AG	12/2025	25
THB	2,342,000	USD	72,131	HSBC Bank PLC	12/2025	906
THB	1,161,000	USD	36,004	HSBC Bank PLC	12/2025	203
THB	19,563,000	USD	606,738	UBS AG	12/2025	3,354
TWD	49,605,000	USD	1,592,967	Goldman Sachs International	12/2025	(9,777)
TWD	37,704,000	USD	1,203,678	JPMorgan Chase Bank NA	12/2025	(319)
TWD	19,589,000	USD	625,148	JPMorgan Chase Bank NA	12/2025	54
TWD	36,519,000	USD	1,163,743	UBS AG	12/2025	1,795
USD	13,165	AUD	20,137	JPMorgan Chase Bank NA	12/2025	(28)
USD	6,884	AUD	10,552	JPMorgan Chase Bank NA	12/2025	(29)
USD	3,657,248	AUD	5,630,000	Goldman Sachs International	12/2025	(31,911)
USD	485,721	AUD	748,000	JPMorgan Chase Bank NA	12/2025	(4,420)
USD	1,536	CAD	2,156	HSBC Bank PLC	12/2025	(7)
USD	122,566	CAD	172,087	UBS AG	12/2025	(578)
USD	8,979,627	CAD	12,583,000	JPMorgan Chase Bank NA	12/2025	(34,723)
USD	1,738,308	CAD	2,445,000	UBS AG	12/2025	(13,268)
USD	3,442,109	CHF	2,731,000	Goldman Sachs International	12/2025	32,171
USD	694,252	CHF	559,000	JPMorgan Chase Bank NA	12/2025	(3,718)
USD	2,110,293	CNY	14,979,000	UBS AG	12/2025	(9,730)
USD	473,714	CNY	3,350,000	UBS AG	12/2025	(421)
USD	90,705	EUR	78,433	HSBC Bank PLC	12/2025	(305)
USD	42,328	EUR	36,537	UBS AG	12/2025	(68)
USD	5,699,895	EUR	4,919,000	JPMorgan Chase Bank NA	12/2025	(14,414)
USD	1,537,297	EUR	1,334,000	JPMorgan Chase Bank NA	12/2025	(12,385)
USD	24,800,141	EUR	21,373,000	JPMorgan Chase Bank NA	12/2025	(28,467)
USD	364,889	GBP	275,735	HSBC Bank PLC	12/2025	(102)
USD	19,904	GBP	15,071	Morgan Stanley	12/2025	(45)
USD	16,040,760	GBP	12,197,000	Goldman Sachs International	12/2025	(104,518)
USD	3,611,135	GBP	2,737,000	JPMorgan Chase Bank NA	12/2025	(11,856)
USD	522	HKD	4,067	JPMorgan Chase Bank NA	12/2025	0
USD	3,563	HKD	27,741	Morgan Stanley	12/2025	0
USD	93,501	HKD	727,500	UBS AG	12/2025	60
USD	1,757,029	HKD	13,658,000	Goldman Sachs International	12/2025	1,695
USD	239,453	HKD	1,862,000	Goldman Sachs International	12/2025	148
USD	237,983	HKD	1,851,000	HSBC Bank PLC	12/2025	92
USD	133,989	HKD	1,042,000	Morgan Stanley	12/2025	70
USD	589,536	HKD	4,582,000	UBS AG	12/2025	654
USD	1,431	JPY	224,100	HSBC Bank PLC	12/2025	(4)
USD	363,868	JPY	56,572,000	Goldman Sachs International	12/2025	850
USD	8,295,812	JPY	1,283,917,000	Goldman Sachs International	12/2025	57,025
USD	302,548	KRW	445,941,000	Goldman Sachs International	12/2025	(1,656)
USD	145,849	KRW	213,489,000	Goldman Sachs International	12/2025	214
USD	1,337,890	KRW	1,953,226,000	JPMorgan Chase Bank NA	12/2025	5,472
USD	3,790,971	KRW	5,549,924,000	UBS AG	12/2025	5,018
USD	1,160,522	NOK	11,755,000	Goldman Sachs International	12/2025	(1,197)
USD	1,000,171	NOK	10,248,000	JPMorgan Chase Bank NA	12/2025	(12,614)
USD	626,428	NOK	6,406,000	JPMorgan Chase Bank NA	12/2025	(6,661)
USD	162,760	NOK	1,668,000	UBS AG	12/2025	(2,084)
USD	8,924	SEK	85,000	HSBC Bank PLC	12/2025	(91)
USD	17,753	SEK	168,000	HSBC Bank PLC	12/2025	(64)
USD	41,714	SEK	395,000	UBS AG	12/2025	(178)
USD	110,588	SEK	1,047,000	UBS AG	12/2025	(453)
USD	5,367	SEK	51,000	UBS AG	12/2025	(42)
USD	15,104	THB	489,000	Goldman Sachs International	12/2025	(146)
USD	93,382	THB	3,033,000	HSBC Bank PLC	12/2025	(1,205)
USD	102,520	THB	3,329,000	HSBC Bank PLC	12/2025	(1,298)
USD	32,745	THB	1,059,000	HSBC Bank PLC	12/2025	(281)
USD	46,159	THB	1,485,000	HSBC Bank PLC	12/2025	(152)
USD	25,577	THB	823,000	HSBC Bank PLC	12/2025	(89)
USD	242,173	THB	7,843,000	UBS AG	12/2025	(2,420)
USD	87,291	TWD	2,736,000	HSBC Bank PLC	12/2025	(31)
USD	982,985	TWD	30,786,000	HSBC Bank PLC	12/2025	420
USD	114,237	TWD	3,581,000	UBS AG	12/2025	(54)
USD	79,686	TWD	2,493,000	UBS AG	12/2025	119

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(86,151)
Unrealized Appreciation						227,130
Unrealized Depreciation						(313,281)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	ICE	1%	Quarterly	EUR	16,000,000	168,823	0	168,823
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	1%	Quarterly		11,000,000	81,667	0	81,667
iTraxx Europe Senior Financials Series 44 Index	NR	12/2030	ICE	5%	Quarterly	EUR	6,000,000	15,861	0	15,861
iTraxx Europe Series 44 Index	NR	12/2030	ICE	1%	Quarterly	EUR	18,000,000	36,677	0	36,677
5Y CDX EM CDSI Series 44 Index	NR	12/2030	ICE	1%	Quarterly		5,000,000	38,932	0	38,932
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	5%	Quarterly		36,000,000	60,677	0	60,677

TOTAL CREDIT DEFAULT SWAPS								402,637	0	402,637

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(5)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.09% plus or minus a specified spread ranging from (.09)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	06/2040 - 11/2040	45,800,271	(490,989)	876	(490,113)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(7.0)%
Health Care - (7.0)%
Health Care Equipment & Supplies - (7.0)%
Dexcom Inc (1)				36,447	2,313,291	34,260
TOTAL HEALTH CARE					2,313,291	34,260
TOTAL UNITED STATES					2,313,291	34,260
TOTAL LONG					2,313,291	34,260

SHORT
Common Stocks
KOREA (SOUTH) -3.5%
Financials - 3.5%
Banks - 3.5%
Hana Financial Group Inc				(46,653)	(2,974,445)	(17,250)
TOTAL FINANCIALS					(2,974,445)	(17,250)
TOTAL KOREA (SOUTH)					(2,974,445)	(17,250)
THAILAND -(2.9)%
Information Technology - (2.9)%
Electronic Equipment, Instruments & Components - (2.9)%
Delta Electronics Thailand PCL depository receipt				(131,500)	(822,386)	14,348
TOTAL INFORMATION TECHNOLOGY					(822,386)	14,348
TOTAL THAILAND					(822,386)	14,348
UNITED STATES -106.6%
Consumer Discretionary - 16.3%
Household Durables - 9.5%
SharkNinja Inc (1)				(32,993)	(3,219,127)	(46,520)
Textiles, Apparel & Luxury Goods - 6.8%
Lululemon Athletica Inc (1)				(14,815)	(2,728,627)	(33,186)
TOTAL CONSUMER DISCRETIONARY					(5,947,754)	(79,706)
Energy - 10.2%
Energy Equipment & Services - 10.2%
NOV Inc				(184,668)	(2,836,500)	(49,860)
TOTAL ENERGY					(2,836,500)	(49,860)
Financials - 9.0%
Banks - 8.6%
Citigroup Inc				(38,508)	(3,989,429)	(42,359)
Capital Markets - 1.1%
CME Group Inc Class A				(13,755)	(3,871,482)	(8,115)
MarketAxess Holdings Inc				(9,143)	(1,498,446)	2,834
					(5,369,928)	(5,281)
Financial Services - (0.7)%
WEX Inc (1)				(10,737)	(1,592,941)	3,221
TOTAL FINANCIALS					(10,952,298)	(44,419)
Industrials - 17.9%
Building Products - 4.9%
Lennox International Inc				(4,352)	(2,171,082)	(23,805)
Electrical Equipment - 9.5%
Eaton Corp PLC				(11,122)	(3,846,989)	(46,712)
Machinery - 3.5%
Federal Signal Corp				(14,198)	(1,618,572)	(17,180)
TOTAL INDUSTRIALS					(7,636,643)	(87,697)
Information Technology - 53.2%
Semiconductors & Semiconductor Equipment - 40.4%
Micron Technology Inc				(17,016)	(4,023,944)	(105,840)
QUALCOMM Inc				(23,143)	(3,890,107)	(68,272)
Texas Instruments Inc				(8,179)	(1,376,280)	(23,883)
					(9,290,331)	(197,995)
Technology Hardware, Storage & Peripherals - 12.8%
NetApp Inc				(27,130)	(3,026,623)	(62,670)
TOTAL INFORMATION TECHNOLOGY					(12,316,954)	(260,665)
TOTAL UNITED STATES					(39,690,149)	(522,347)
TOTAL COMMON STOCKS					(43,486,980)	(525,249)
TOTAL SHORT					(43,486,980)	(525,249)

TOTAL SWAP COMPONENTS					(41,173,689)	(490,989)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.55% plus or minus a specified spread ranging from (.10)% to (.02)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	07/2040	4,616,666	34,923	(24,476)	10,447

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.25% plus or minus a specified spread ranging from (.25)% to (.09)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	10/2040 - 11/2040	1,512,515	(2,902)	1,248	(1,654)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR1-D benchmark of 1.93% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	06/2040 - 11/2040	13,197,576	(32,947)	15,782	(17,165)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	06/2040	5,431,877	61,731	3,395	65,126

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 3.18% plus or minus a specified spread spread of (.25)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	09/2040	1,634,702	(52,946)	1,424	(51,522)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.96% plus or minus a specified spread ranging from (4.05)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 12/2030	13,264,716	(46,668)	9,375	(37,293)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.55% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 07/2030	499,112	11,455	615	12,070

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.25% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 11/2030	5,016,111	5,442	(19,866)	(14,424)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 11/2030	2,541,165	54,343	(516)	53,827

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 07/2030	1,281,389	(23,290)	697	(22,593)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 3.18% plus or minus a specified spread ranging from (.25)% to (.05)%, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	06/2030 - 12/2030	453,357	(132,361)	1,409	(130,952)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	07/2029 - 10/2030	17,475,910	476,822	(16,628)	460,194

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.93% plus or minus a specified spread ranging from (3.34)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027 - 10/2027	17,223,712	(426,155)	(3,528)	(429,683)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.25% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027	1,609,272	(181,853)	430	(181,423)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread ranging from (0.26)% to .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027	7,017,017	49,574	(2,291)	47,283

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027	18,402,457	153,153	(2,698)	150,455

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread of (.27)% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	11/2027	320,745	909	123	1,032

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.14% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027	1,795,260	65,500	4,287	69,787

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	06/2027	4,750,768	86,393	961	87,354

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.96% plus or minus a specified spread ranging from .08% to .23% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	11,818,997	(258,156)	(8,359)	(266,515)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging of .28% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	789,562	(16,291)	192	(16,099)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR1-M benchmark of 4.13% plus or minus a specified spread ranging from .13% to .35% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	1,856,247	10,430	2,081	12,511

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.90% plus or minus a specified spread of .35% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	897,277	(11,075)	52	(11,023)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.01% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG London	06/2028 - 07/2028	17,532,423	(188,912)	4,342	(184,570)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread ranging from (.41)% to (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG London	08/2028	5,262,608	58,670	(38)	58,632

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.25)% to (.10)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG London	08/2028	14,871,136	(274,455)	1,541	(272,914)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG London	10/2028	3,334,519	(201,484)	(5,684)	(207,168)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG London	06/2028	7,756,442	33,789	8,422	42,211
(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Affiliated fund.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,375,807 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,375,807 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,153,984	1,776,498	13,144	-	-	377,486	377,411	0.0%
Total	-	2,153,984	1,776,498	13,144	-	-	377,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	381,799,229	151,733,757	2,144,149	-	-	230,065,472	230,065,472
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	-	106,952,775	6	1,847,115	-	(5,062,517)	101,890,252	10,747,917
Fidelity SAI Alternative Risk Premia Strategy Fund	-	55,583,118	3	-	-	633,043	56,216,158	5,759,852
Fidelity SAI Convertible Arbitrage Fund	-	370,031,918	34	-	-	16,697,530	386,729,414	33,483,066
Fidelity SAI Managed Futures Fund	-	91,808,990	8	-	-	4,950,709	96,759,691	9,026,091
Fidelity SAI Merger Arbitrage Fund	-	267,339,298	15	-	-	5,388,620	272,727,903	26,325,087
	-	1,273,515,328	151,733,823	3,991,264	-	22,607,385	1,144,388,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	1,483,768,512	1,483,768,512	-	-

Common Stocks
Communication Services	7,277,270	4,258,191	3,019,079	-
Consumer Discretionary	24,969,920	17,553,552	7,416,368	-
Consumer Staples	9,878,824	9,878,824	-	-
Energy	3,547,539	1,655,577	1,891,962	-
Financials	40,455,605	34,404,171	6,051,434	-
Health Care	15,186,177	15,186,177	-	-
Industrials	21,043,129	16,420,072	4,623,057	-
Information Technology	20,901,300	11,154,690	9,746,610	-
Materials	18,585,214	16,479,041	2,106,173	-
Real Estate	2,755,076	2,755,076	-	-
Utilities	4,947,145	1,559,986	3,387,159	-

Fixed-Income Funds	238,964,829	238,964,829	-	-

Money Market Funds	404,755,843	404,755,843	-	-

Purchased Options	1,263,230	1,263,230	-	-
Total Investments in Securities:	2,298,299,613	2,260,057,771	38,241,842	-
Derivative Instruments:

Assets
Futures Contracts	9,395,154	9,395,154	-	-
Forward Foreign Currency Contracts	227,130	-	227,130	-
Swaps	1,473,566	-	1,473,566	-
Total Assets	11,095,850	9,395,154	1,700,696	-

Liabilities
Futures Contracts	(7,193,260)	(7,193,260)	-	-
Forward Foreign Currency Contracts	(313,281)	-	(313,281)	-
Swaps	(2,335,111)	-	(2,335,111)	-
Total Liabilities	(9,841,652)	(7,193,260)	(2,648,392)	-
Total Derivative Instruments:	1,254,198	(2,648,392)	(947,696)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,183,005	(3,976,759)
Total Commodity Risk	1,183,005	(3,976,759)
Credit Risk
Swaps (b)	402,637	-
Total Credit Risk	402,637	-
Equity Risk
Futures Contracts (a)	4,702,254	(1,511,030)
Purchased Options	1,263,230	-
Swaps (d)	1,070,929	(2,335,111)
Total Equity Risk	7,036,413	(3,846,141)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	227,130	(313,281)
Futures Contracts (a)	1,581,062	(1,328,216)
Total Foreign Exchange Risk	1,808,192	(1,641,497)
Interest Rate Risk
Futures Contracts (a)	1,928,450	(376,872)
Total Interest Rate Risk	1,928,450	(376,872)
Total Value of Derivatives	12,358,697	(9,841,269)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,123,402,963)	$1,153,533,237
Fidelity Central Funds (cost $377,486)	377,486
Other affiliated issuers (cost $1,121,781,505)	1,144,388,890

Total Investment in Securities (cost $2,245,561,954)		$2,298,299,613
Segregated cash with brokers for derivative instruments		53,972,322
Foreign currency held at value (cost $671,969)		671,779
Receivable for investments sold		97,785
Unrealized appreciation on forward foreign currency contracts		227,130
Receivable for fund shares sold		3,414,473
Dividends receivable		437,111
Interest receivable		4,355
Distributions receivable from Fidelity Central Funds		2,115
Receivable for daily variation margin on futures contracts		280,187
Receivable for daily variation margin on centrally cleared swaps		65,531
Bi-lateral OTC swaps, at value		1,070,929
Prepaid expenses		15,987
Other receivables		828
Total assets		2,358,560,145
Liabilities
Payable to custodian bank	$824,697
Segregated cash from brokers for derivative instruments	3,996,976
Payable for investments purchased	2,369,795
Unrealized depreciation on forward foreign currency contracts	313,281
Payable for fund shares redeemed	1,044,678
Bi-lateral OTC swaps, at value	2,335,111
Accrued management fee	233,893
Payable for daily variation margin on futures contracts	1,602,634
Other payables and accrued expenses	134,329
Total liabilities		12,855,394
Net Assets		$2,345,704,751
Net Assets consist of:
Paid in capital		$2,286,533,531
Total accumulated earnings (loss)		59,171,220
Net Assets		$2,345,704,751
Net Asset Value, offering price and redemption price per share ($2,345,704,751 ÷ 225,408,715 shares)		$10.41
Consolidated Statement of Operations
For the period June 23, 2025 (commencement of operations) through November 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,038,537
Affiliated issuers		3,985,400
Interest		189,943
Income from Fidelity Central Funds		13,144
Total income		10,227,024
Expenses
Management fee	$2,466,703
Custodian fees and expenses	10,368
Independent trustees' fees and expenses	2,137
Registration fees	260,932
Audit fees	54,535
Subsidiary directors' fees	10,132
Legal	16,528
Miscellaneous	212
Total expenses before reductions	2,821,547
Expense reductions	(1,606,218)
Total expenses after reductions		1,215,329
Net Investment income (loss)		9,011,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,342,172)
Forward foreign currency contracts	1,672,917
Foreign currency transactions	103,081
Futures contracts	(800,077)
Swaps	(2,689,196)
Capital gain distributions from underlying funds:
Unaffiliated issuers	215,869
Affiliated issuers	5,864
Total net realized gain (loss)		(3,833,714)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,130,274
Affiliated issuers	22,607,385
Forward foreign currency contracts	(86,151)
Assets and liabilities in foreign currencies	1,382
Futures contracts	2,201,894
Swaps	(861,545)
Total change in net unrealized appreciation (depreciation)		53,993,239
Net gain (loss)		50,159,525
Net increase (decrease) in net assets resulting from operations		$59,171,220
Consolidated Statement of Changes in Net Assets

For the period June 23, 2025 (commencement of operations) through November 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,011,695
Net realized gain (loss)	(3,833,714)
Change in net unrealized appreciation (depreciation)	53,993,239
Net increase (decrease) in net assets resulting from operations	59,171,220
Share transactions
Proceeds from sales of shares	2,419,978,463
Cost of shares redeemed	(133,444,932)

Net increase (decrease) in net assets resulting from share transactions	2,286,533,531
Total increase (decrease) in net assets	2,345,704,751

Net Assets
Beginning of period	-
End of period	$2,345,704,751

Other Information
Shares
Sold	238,433,177
Redeemed	(13,024,462)
Net increase (decrease)	225,408,715

Consolidated Financial Highlights
Strategic Advisers® Fidelity® Alternatives Fund

Six months ended November 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	.35
Total from investment operations	.41
Net asset value, end of period	$10.41
Total Return D,E	4.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44% H
Expenses net of fee waivers, if any	.19 % H
Expenses net of all reductions, if any	.19% H
Net investment income (loss)	1.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,345,705
Portfolio turnover rate I	14 % J

AFor the period June 23, 2025 (commencement of operations) through November 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Strategic Advisers Fidelity Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Strategic Advisers Fidelity Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund Cayman Ltd.	12,583,038.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Alternatives Fund	$288

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,102,915
Gross unrealized depreciation	(23,468,367)
Net unrealized appreciation (depreciation)	$53,634,548
Tax cost	$2,245,919,263

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Alternatives Fund
Commodity Risk
Futures Contracts	_(303,638)	(2,793,754)
Total Commodity Risk	(303,638)	(2,793,754)
Credit Risk
Swaps	69,722	402,637
Total Credit Risk	69,722	402,637
Equity Risk
Futures Contracts	598,805	3,191,224
Purchased Options	(904,962)	(1,090,351)
Swaps	(2,758,918)	(1,264,182)
Total Equity Risk	(3,065,075)	836,691
Foreign Exchange Risk
Futures Contracts	660,403	252,846
Forward Foreign Currency Contracts	1,672,917	(86,151)
Total Foreign Exchange Risk	2,333,320	166,695
Interest Rate Risk
Futures Contracts	(1,755,647)	1,551,578
Total Interest Rate Risk	(1,755,647)	1,551,578
Totals	(2,721,318)	163,847

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to certain foreign currencies, the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Fidelity Alternatives Fund	1,015,662,891

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Fidelity Alternatives Fund	53,069,741

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Alternatives Fund	2,278,205,616	191,430,902

7. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Pacific Investment Management Company LLC (PIMCO) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PIMCO has not been allocated any portion of the Fund's assets. PIMCO in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $1,605,589.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $629.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	45%
Fidelity SAI Alternative Risk Premia Strategy Fund	100%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	67%
Fidelity SAI Merger Arbitrage Fund	98%
Fidelity SAI Managed Futures Fund	78%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Alternatives Fund
In March 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of Capital Fund Management S.A. (CFM), Fidelity Diversifying Solutions LLC (FDS), FIL Investment Advisors (FIL), and Pacific Investment Management Company LLC (PIMCO), and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FDS and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited and the sub-subadvisory agreement between FIL and FIL Investment Advisers (UK) Limited, with respect to the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.
In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate to the extent available. Once the fund has been in operation for at least one calendar year, the Board will review the fund's investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.
The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 2.00% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2028. The Board considered that while the proposed maximum aggregate annual management fee rate ranks above the median rate of funds with similar Morningstar classifications, the fund's estimated effective and total management fee rates rank below the median. The Board noted that FDS and FIL, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank below the competitive median.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.
Potential Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.
Possible Economies of Scale. The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets. The Board noted that, in certain cases, breakpoints included in the Sub-Advisory Agreements have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9918631.100
SAF-SANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026